UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09729

Name of Fund:  iShares Trust

Fund Address:   c/o BlackRock Fund Advisors, 400 Howard Street, San Francisco, CA 94105

Name and address of agent for service:  The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: 03/31/2026

Date of reporting period: 03/31/2026

Item 1 – Reports to Stockholders
(a)    The Reports to Shareholders are attached herewith.
iShares Copper and Metals Mining ETF

ICOP |NASDAQ

Annual Shareholder Report — March 31, 2026

This annual shareholder report contains important information about iShares Copper and Metals Mining ETF (the “Fund”) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Copper and Metals Mining ETF	$68	0.47%

How did the Fund perform last year?

  For the reporting period ended March 31, 2026, the Fund returned 87.41%.

  For the same period, the STOXX Emerging Markets All Cap Index (Net) returned 28.08% and the STOXX Global Copper and Metals Mining Index (Net) returned 86.29%.

What contributed to performance?

Canadian stocks in the metals and mining subsector were the largest contributors to the Fund’s return during the reporting period. Canadian miners were supported by a combination of improving demand fundamentals and a favorable macro backdrop for commodities. Given the many uses for cooper, including electric vehicles, artificial intelligence data centers, construction and renewable energy, a shortage of the metal helped drive the performance of Canadian copper miners. Diversified miners benefited from stable iron ore and copper pricing, and resilient Chinese industrial demand. In the United Kingdom, diversified miners were also supported by rising copper, while higher gold prices and continued demand for safe-haven assets provided additional support. “ U.S.-based copper producer also benefited as tightening global copper supply and growing demand from electrification trends supported copper prices.

What detracted from performance?

There were no significant detractors from the Fund’s return during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: June 21, 2023 through March 31, 2026

Initial investment of $10,000

Table Summary
	Fund	STOXX Emerging Markets All Cap Index (Net)	STOXX Global Copper and Metals Mining Index (Net)
May 23	$10,000	$10,000	$10,000
Jun 23	$9,768	$9,890	$9,766
Jul 23	$10,782	$10,477	$10,814
Aug 23	$9,795	$9,937	$9,850
Sep 23	$9,528	$9,704	$9,614
Oct 23	$8,655	$9,305	$8,692
Nov 23	$9,293	$10,080	$9,350
Dec 23	$10,460	$10,480	$10,536
Jan 24	$10,002	$10,071	$10,121
Feb 24	$9,946	$10,516	$10,001
Mar 24	$11,533	$10,735	$11,600
Apr 24	$12,554	$10,810	$12,709
May 24	$13,122	$10,858	$13,175
Jun 24	$12,310	$11,224	$12,415
Jul 24	$11,981	$11,195	$12,047
Aug 24	$11,920	$11,482	$12,023
Sep 24	$13,083	$12,192	$13,256
Oct 24	$12,033	$11,664	$12,135
Nov 24	$11,647	$11,298	$11,724
Dec 24	$10,594	$11,245	$10,709
Jan 25	$10,631	$11,318	$10,795
Feb 25	$10,549	$11,295	$10,648
Mar 25	$10,770	$11,350	$10,833
Apr 25	$10,826	$11,500	$10,934
May 25	$11,566	$12,059	$11,664
Jun 25	$12,497	$12,762	$12,579
Jul 25	$12,148	$12,998	$12,314
Aug 25	$13,510	$13,187	$13,657
Sep 25	$15,747	$13,991	$15,941
Oct 25	$16,122	$14,572	$16,326
Nov 25	$16,769	$14,218	$16,992
Dec 25	$18,844	$14,592	$19,120
Jan 26	$21,839	$15,836	$22,365
Feb 26	$24,299	$16,686	$24,664
Mar 26	$20,184	$14,537	$20,181

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
...
1 Year	Since Fund Inception
Fund NAV...
87.41%	28.73%
STOXX Emerging Markets All Cap Index (Net)...
28.08	14.42
STOXX Global Copper and Metals Mining Index (Net)...
86.29	28.76

Key Fund statistics

Table Summary
Net Assets...
$402,758,081
Number of Portfolio Holdings...
49
Net Investment Advisory Fees...
$717,413
Portfolio Turnover Rate...
24%

The inception date of the Fund was June 21, 2023.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of March 31, 2026)

Industry allocation

Ten largest holdings

Table Summary
Industry	Percent of Total InvestmentsFootnote Reference(a)
Diversified Metals & Mining...
46.8%
Copper...
36.0
Gold...
13.8
Steel...
3.1
Precious Metals & Minerals...
0.3
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
BHP Group Ltd...
8.3%
Anglo American PLC...
8.3
Freeport-McMoRan, Inc...
8.1
Grupo Mexico SAB de CV, Series B...
8.0
Newmont Corp...
5.6
Teck Resources Ltd., Class B...
5.5
First Quantum Minerals Ltd...
4.6
Lundin Mining Corp...
4.4
Southern Copper Corp...
4.3
Evolution Mining Ltd...
4.3
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold, or promoted by STOXX Ltd., and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Copper and Metals Mining ETF

Annual Shareholder Report — March 31, 2026

ICOP-03/26-AR

iShares Environmental Infrastructure and Industrials ETF

EFRA |NASDAQ

Annual Shareholder Report — March 31, 2026

This annual shareholder report contains important information about iShares Environmental Infrastructure and Industrials ETF (the “Fund”) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Environmental Infrastructure and Industrials ETF	$51	0.47%

How did the Fund perform last year?

  For the reporting period ended March 31, 2026, the Fund returned 17.73%.

  For the same period, the FTSE All-World Index (Net) returned 20.04% and the FTSE Green Revenues Select Infrastructure and Industrials Index (Net) returned 17.38%.

What contributed to performance?

Industrials stocks in the United States were the largest contributor to the Fund’s return during the reporting period. A major transportation technology company benefited from demand for locomotive modernization and eco-friendly rail solutions, alongside a multiyear backlog. Environmental and facilities services companies gained amid rising landfill volumes driving incineration utilization, as well as demand for environmental services. Meanwhile, a major Brazilian utility that provides water and sewage services benefited from early operating efficiency improvements following its 2024 privatization, as private management implemented cost controls and productivity initiatives that improved profitability. Additionally, a Japanese manufacturer of both spark plugs and technical components for semiconductors, experienced high demand for its premium products.

What detracted from performance?

There were no significant detractors from the Fund’s performance during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: November 1, 2022 through March 31, 2026

Initial investment of $10,000

Table Summary
	Fund	FTSE All-World Index (Net)	FTSE Green Revenues Select Infrastructure and Industrials Index (Net)	FTSE All World ex-US Index (Net)
Oct 22	$10,000	$10,000	$10,000	$10,000
Nov 22	$10,865	$10,754	$10,780	$11,034
Dec 22	$10,368	$10,351	$10,364	$10,972
Jan 23	$11,371	$11,083	$11,353	$11,836
Feb 23	$10,926	$10,764	$10,950	$11,420
Mar 23	$10,976	$11,089	$10,975	$11,679
Apr 23	$10,997	$11,255	$11,000	$11,882
May 23	$10,630	$11,134	$10,620	$11,471
Jun 23	$11,293	$11,766	$11,289	$11,973
Jul 23	$11,700	$12,196	$11,722	$12,465
Aug 23	$11,166	$11,863	$11,192	$11,927
Sep 23	$10,427	$11,383	$10,465	$11,564
Oct 23	$10,048	$11,041	$10,050	$11,081
Nov 23	$11,043	$12,054	$11,072	$12,076
Dec 23	$11,807	$12,629	$11,846	$12,685
Jan 24	$11,472	$12,702	$11,560	$12,558
Feb 24	$11,950	$13,236	$11,985	$12,870
Mar 24	$12,469	$13,633	$12,516	$13,247
Apr 24	$12,164	$13,201	$12,249	$13,037
May 24	$12,849	$13,729	$12,868	$13,402
Jun 24	$12,396	$14,021	$12,455	$13,369
Jul 24	$13,258	$14,265	$13,315	$13,710
Aug 24	$13,556	$14,631	$13,605	$14,079
Sep 24	$13,839	$14,976	$13,912	$14,488
Oct 24	$13,402	$14,626	$13,468	$13,776
Nov 24	$13,680	$15,153	$13,735	$13,660
Dec 24	$12,781	$14,801	$12,865	$13,399
Jan 25	$13,036	$15,292	$13,144	$13,905
Feb 25	$12,835	$15,203	$12,879	$14,071
Mar 25	$12,766	$14,636	$12,815	$14,059
Apr 25	$13,304	$14,785	$13,380	$14,558
May 25	$13,793	$15,626	$13,861	$15,219
Jun 25	$14,167	$16,320	$14,196	$15,725
Jul 25	$14,028	$16,541	$14,138	$15,710
Aug 25	$14,599	$16,960	$14,690	$16,270
Sep 25	$14,576	$17,569	$14,658	$16,831
Oct 25	$14,321	$17,950	$14,416	$17,157
Nov 25	$14,434	$17,957	$14,527	$17,167
Dec 25	$14,568	$18,148	$14,679	$17,680
Jan 26	$15,408	$18,693	$15,539	$18,742
Feb 26	$16,416	$18,958	$16,545	$19,703
Mar 26	$15,029	$17,569	$15,042	$17,569

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
...
1 Year	Since Fund Inception
Fund NAV...
17.73%	12.69%
FTSE All-World Index (Net)...
20.04	17.96
FTSE Green Revenues Select Infrastructure and Industrials Index (Net)...
17.38	12.71
FTSE All World ex-US Index (Net)...
24.96	17.96

Key Fund statistics

Table Summary
Net Assets...
$5,483,931
Number of Portfolio Holdings...
81
Net Investment Advisory Fees...
$25,360
Portfolio Turnover Rate...
24%

The inception date of the Fund was November 1, 2022.

The Fund will no longer compare its performance to the FTSE All World ex-US Index (Net) effective approximately one year from August 1, 2025.

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of March 31, 2026)

Sector allocation

Ten largest holdings

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Industrials...
54.6%
Utilities...
31.6
Materials...
9.7
Information Technology...
4.1
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
Westinghouse Air Brake Technologies Corp...
6.3%
Veolia Environnement SA...
6.1
Xylem, Inc...
6.0
Veralto Corp...
5.9
American Water Works Co., Inc...
5.9
Smurfit Westrock PLC...
5.8
Clean Harbors, Inc...
4.1
Cia de Saneamento Basico do Estado de Sao Paulo SABESP...
4.1
Pentair PLC...
4.0
United Utilities Group PLC...
3.4
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Environmental Infrastructure and Industrials ETF

Annual Shareholder Report — March 31, 2026

EFRA-03/26-AR

iShares Global 100 ETF

IOO |NYSE Arca

Annual Shareholder Report — March 31, 2026

This annual shareholder report contains important information about iShares Global 100 ETF (the “Fund”) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Global 100 ETF	$45	0.40%

How did the Fund perform last year?

  For the reporting period ended March 31, 2026, the Fund returned 26.77%.

  For the same period, the S&P Global Broad Market Index (Net) returned 20.55% and the S&P Global 100TM (Net) returned 26.54%.

What contributed to performance?

U.S. equities advanced during the reporting period, supported by resilient economic growth and sustained investor enthusiasm for artificial intelligence (“AI”) related names. However, volatility resurfaced later in the period amid renewed geopolitical tensions in the Middle East. Stocks in the U.S. information technology sector were the largest contributors to the Fund’s return, particularly semiconductor stocks, driven by robust demand for AI, cloud computing, and data center infrastructure. Makers of high-performance AI chips were standout performers, as their products have become an essential infrastructure for cloud providers and businesses adopting AI at scale. An interactive media and services company in the communication sector benefited from accelerating ad revenue growth, aided by AI-driven search expansion, alongside expanding cloud services. Equities in the United Kingdom also contributed to performance, helped by the financials and healthcare sectors. Additionally, a South Korean company in the technology, hardware, storage and peripherals sector gained as stronger pricing for memory chips and rising demand for high-bandwidth memory used in AI servers.

What detracted from performance?

During the reporting period, there were no significant detractors from the Fund’s performance.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: April 1, 2016 through March 31, 2026

Initial investment of $10,000

Table Summary
	Fund	S&P Global Broad Market Index (Net)	S&P Global 100™ (Net)
Mar 16	$10,000	$10,000	$10,000
Apr 16	$10,054	$10,161	$10,055
May 16	$10,159	$10,176	$10,154
Jun 16	$10,095	$10,102	$10,088
Jul 16	$10,493	$10,554	$10,488
Aug 16	$10,552	$10,592	$10,545
Sep 16	$10,580	$10,669	$10,570
Oct 16	$10,466	$10,466	$10,460
Nov 16	$10,563	$10,573	$10,557
Dec 16	$10,979	$10,800	$10,967
Jan 17	$11,091	$11,095	$11,082
Feb 17	$11,471	$11,400	$11,458
Mar 17	$11,666	$11,535	$11,655
Apr 17	$11,833	$11,720	$11,818
May 17	$12,195	$11,959	$12,177
Jun 17	$12,159	$12,032	$12,138
Jul 17	$12,422	$12,362	$12,400
Aug 17	$12,492	$12,406	$12,467
Sep 17	$12,765	$12,670	$12,737
Oct 17	$13,173	$12,928	$13,150
Nov 17	$13,388	$13,182	$13,358
Dec 17	$13,547	$13,398	$13,518
Jan 18	$14,230	$14,119	$14,201
Feb 18	$13,646	$13,533	$13,613
Mar 18	$13,296	$13,271	$13,264
Apr 18	$13,477	$13,402	$13,445
May 18	$13,560	$13,453	$13,518
Jun 18	$13,573	$13,364	$13,537
Jul 18	$14,157	$13,728	$14,129
Aug 18	$14,376	$13,849	$14,343
Sep 18	$14,500	$13,873	$14,459
Oct 18	$13,618	$12,779	$13,576
Nov 18	$13,709	$12,976	$13,665
Dec 18	$12,707	$12,038	$12,664
Jan 19	$13,485	$13,007	$13,447
Feb 19	$13,895	$13,364	$13,847
Mar 19	$14,227	$13,499	$14,172
Apr 19	$14,768	$13,941	$14,705
May 19	$13,868	$13,118	$13,796
Jun 19	$14,826	$13,954	$14,739
Jul 19	$14,920	$13,986	$14,842
Aug 19	$14,559	$13,638	$14,478
Sep 19	$15,005	$13,920	$14,924
Oct 19	$15,435	$14,308	$15,361
Nov 19	$15,839	$14,658	$15,757
Dec 19	$16,497	$15,176	$16,416
Jan 20	$16,570	$14,971	$16,491
Feb 20	$15,091	$13,749	$15,014
Mar 20	$13,670	$11,771	$13,598
Apr 20	$15,195	$13,056	$15,111
May 20	$15,617	$13,664	$15,526
Jun 20	$16,273	$14,100	$16,180
Jul 20	$17,036	$14,812	$16,941
Aug 20	$18,347	$15,713	$18,233
Sep 20	$17,363	$15,227	$17,267
Oct 20	$16,801	$14,902	$16,710
Nov 20	$18,687	$16,802	$18,582
Dec 20	$19,577	$17,637	$19,482
Jan 21	$19,553	$17,609	$19,447
Feb 21	$19,867	$18,091	$19,757
Mar 21	$20,488	$18,540	$20,372
Apr 21	$21,517	$19,333	$21,393
May 21	$21,728	$19,618	$21,596
Jun 21	$22,244	$19,854	$22,107
Jul 21	$22,767	$19,937	$22,634
Aug 21	$23,382	$20,432	$23,257
Sep 21	$22,281	$19,630	$22,196
Oct 21	$23,711	$20,556	$23,592
Nov 21	$23,533	$19,979	$23,392
Dec 21	$24,630	$20,759	$24,512
Jan 22	$23,995	$19,665	$23,810
Feb 22	$23,296	$19,217	$23,206
Mar 22	$23,995	$19,586	$23,933
Apr 22	$22,088	$18,025	$22,038
May 22	$22,187	$18,033	$22,067
Jun 22	$20,490	$16,485	$20,361
Jul 22	$22,085	$17,643	$21,944
Aug 22	$21,003	$17,032	$20,921
Sep 22	$19,030	$15,382	$18,967
Oct 22	$20,365	$16,305	$20,268
Nov 22	$21,726	$17,550	$21,517
Dec 22	$20,621	$16,891	$20,508
Jan 23	$21,889	$18,127	$21,744
Feb 23	$21,246	$17,621	$21,160
Mar 23	$22,549	$18,040	$22,418
Apr 23	$23,422	$18,266	$23,292
May 23	$23,449	$18,045	$23,279
Jun 23	$24,758	$19,093	$24,590
Jul 23	$25,369	$19,825	$25,228
Aug 23	$24,936	$19,247	$24,793
Sep 23	$23,805	$18,449	$23,683
Oct 23	$23,445	$17,826	$23,271
Nov 23	$25,446	$19,467	$25,292
Dec 23	$26,314	$20,492	$26,155
Jan 24	$26,839	$20,530	$26,740
Feb 24	$28,196	$21,398	$28,035
Mar 24	$29,225	$22,051	$29,045
Apr 24	$28,499	$21,322	$28,371
May 24	$30,414	$22,172	$30,190
Jun 24	$31,757	$22,562	$31,575
Jul 24	$31,696	$23,036	$31,511
Aug 24	$32,302	$23,561	$32,100
Sep 24	$32,629	$24,119	$32,456
Oct 24	$32,058	$23,562	$31,877
Nov 24	$33,062	$24,472	$32,862
Dec 24	$33,314	$23,820	$33,153
Jan 25	$33,803	$24,581	$33,653
Feb 25	$33,720	$24,360	$33,517
Mar 25	$31,843	$23,428	$31,629
Apr 25	$31,846	$23,653	$31,675
May 25	$34,031	$25,016	$33,842
Jun 25	$35,901	$26,146	$35,682
Jul 25	$37,144	$26,502	$37,005
Aug 25	$38,195	$27,248	$38,003
Sep 25	$39,946	$28,166	$39,723
Oct 25	$41,940	$28,727	$41,745
Nov 25	$42,239	$28,753	$42,035
Dec 25	$42,324	$29,050	$42,157
Jan 26	$43,091	$29,995	$42,955
Feb 26	$42,627	$30,491	$42,486
Mar 26	$40,369	$28,242	$40,023

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
26.77%	14.53%	14.98%
S&P Global Broad Market Index (Net)...
20.55	8.78	10.94
S&P Global 100™ (Net)...
26.54	14.46	14.88

Key Fund statistics

Table Summary
Net Assets...
$7,586,191,393
Number of Portfolio Holdings...
105
Net Investment Advisory Fees...
$28,790,465
Portfolio Turnover Rate...
2%

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of March 31, 2026)

Sector allocation

Geographic allocation

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Information Technology...
42.5%
Communication Services...
10.1
Financials...
10.1
Health Care...
9.8
Consumer Discretionary...
8.5
Consumer Staples...
6.6
Industrials...
5.0
Energy...
4.8
Materials...
1.8
Utilities...
0.6
Real Estate...
0.2
Table Summary
Country/Geographic Region	Percent of Total InvestmentsFootnote Reference(a)
United States...
79.2%
United Kingdom...
4.6
Switzerland...
3.2
Germany...
2.8
France...
2.4
Japan...
2.0
Netherlands...
1.7
South Korea...
1.7
China...
1.1
Spain...
0.8
Australia...
0.5
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Global 100 ETF

Annual Shareholder Report — March 31, 2026

IOO-03/26-AR

iShares Global Infrastructure ETF

IGF |NASDAQ

Annual Shareholder Report — March 31, 2026

This annual shareholder report contains important information about iShares Global Infrastructure ETF (the “Fund”) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Global Infrastructure ETF	$42	0.37%

How did the Fund perform last year?

  For the reporting period ended March 31, 2026, the Fund returned 26.52%.

  For the same period, the S&P Global Broad Market Index (Net) returned 20.55% and the S&P Global Infrastructure IndexTM (Net) returned 25.85%.

What contributed to performance?

Supported by resilient economic growth and sustained investor enthusiasm for artificial intelligence (“AI”) related names, U.S. infrastructure equities advanced during the reporting period, contributing the most to the Fund’s return. However, volatility resurfaced later in the period amid renewed geopolitical tensions in the Middle East. Companies that provide electric utilities meaningfully contributed, supported by rising electricity demand from AI-related data center buildouts and expectations for sustained rate base expansion. Energy stocks benefited as oil prices surged late in the reporting period amid renewed Middle East geopolitical tensions that heightened supply fears. Spanish utilities firms also contributed, driven by robust economic growth, grid network strength, and high demand for renewables. In Mexico, an airport services group rallied due to strong passenger traffic and increased commercial revenue.

What detracted from performance?

During the reporting period, there were no significant detractors from the Fund’s return.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: April 1, 2016 through March 31, 2026

Initial investment of $10,000

Table Summary
	Fund	S&P Global Broad Market Index (Net)	S&P Global Infrastructure Index™ (Net)
Mar 16	$10,000	$10,000	$10,000
Apr 16	$10,225	$10,161	$10,228
May 16	$10,168	$10,176	$10,166
Jun 16	$10,466	$10,102	$10,464
Jul 16	$10,751	$10,554	$10,753
Aug 16	$10,557	$10,592	$10,547
Sep 16	$10,741	$10,669	$10,731
Oct 16	$10,432	$10,466	$10,426
Nov 16	$10,004	$10,573	$9,993
Dec 16	$10,278	$10,800	$10,272
Jan 17	$10,412	$11,095	$10,408
Feb 17	$10,725	$11,400	$10,711
Mar 17	$11,085	$11,535	$11,069
Apr 17	$11,266	$11,720	$11,253
May 17	$11,729	$11,959	$11,711
Jun 17	$11,708	$12,032	$11,692
Jul 17	$12,093	$12,362	$12,077
Aug 17	$12,285	$12,406	$12,263
Sep 17	$12,063	$12,670	$12,036
Oct 17	$12,170	$12,928	$12,148
Nov 17	$12,376	$13,182	$12,350
Dec 17	$12,257	$13,398	$12,231
Jan 18	$12,398	$14,119	$12,369
Feb 18	$11,567	$13,533	$11,532
Mar 18	$11,569	$13,271	$11,534
Apr 18	$11,848	$13,402	$11,813
May 18	$11,621	$13,453	$11,581
Jun 18	$11,829	$13,364	$11,793
Jul 18	$12,038	$13,728	$12,000
Aug 18	$11,746	$13,849	$11,700
Sep 18	$11,628	$13,873	$11,581
Oct 18	$11,166	$12,779	$11,121
Nov 18	$11,372	$12,976	$11,324
Dec 18	$11,007	$12,038	$10,962
Jan 19	$11,962	$13,007	$11,915
Feb 19	$12,245	$13,364	$12,187
Mar 19	$12,542	$13,499	$12,479
Apr 19	$12,684	$13,941	$12,624
May 19	$12,502	$13,118	$12,431
Jun 19	$13,167	$13,954	$13,095
Jul 19	$12,902	$13,986	$12,830
Aug 19	$12,953	$13,638	$12,869
Sep 19	$13,229	$13,920	$13,141
Oct 19	$13,423	$14,308	$13,339
Nov 19	$13,312	$14,658	$13,224
Dec 19	$13,870	$15,176	$13,785
Jan 20	$14,082	$14,971	$14,002
Feb 20	$12,741	$13,749	$12,657
Mar 20	$9,813	$11,771	$9,745
Apr 20	$10,720	$13,056	$10,661
May 20	$11,299	$13,664	$11,222
Jun 20	$11,157	$14,100	$11,072
Jul 20	$11,485	$14,812	$11,398
Aug 20	$11,672	$15,713	$11,579
Sep 20	$11,315	$15,227	$11,224
Oct 20	$11,189	$14,902	$11,099
Nov 20	$12,630	$16,802	$12,523
Dec 20	$12,999	$17,637	$12,890
Jan 21	$12,720	$17,609	$12,612
Feb 21	$12,815	$18,091	$12,701
Mar 21	$13,373	$18,540	$13,251
Apr 21	$13,842	$19,333	$13,716
May 21	$13,919	$19,618	$13,785
Jun 21	$13,658	$19,854	$13,533
Jul 21	$13,794	$19,937	$13,657
Aug 21	$14,035	$20,432	$13,896
Sep 21	$13,809	$19,630	$13,707
Oct 21	$14,363	$20,556	$14,199
Nov 21	$13,592	$19,979	$13,433
Dec 21	$14,457	$20,759	$14,313
Jan 22	$14,359	$19,665	$14,163
Feb 22	$14,645	$19,217	$14,508
Mar 22	$15,452	$19,586	$15,354
Apr 22	$14,912	$18,025	$14,845
May 22	$15,542	$18,033	$15,376
Jun 22	$14,360	$16,485	$14,178
Jul 22	$14,926	$17,643	$14,737
Aug 22	$14,624	$17,032	$14,504
Sep 22	$12,876	$15,382	$12,787
Oct 22	$13,562	$16,305	$13,429
Nov 22	$14,770	$17,550	$14,503
Dec 22	$14,320	$16,891	$14,172
Jan 23	$15,070	$18,127	$14,878
Feb 23	$14,502	$17,621	$14,369
Mar 23	$14,874	$18,040	$14,700
Apr 23	$15,259	$18,266	$15,078
May 23	$14,421	$18,045	$14,222
Jun 23	$14,829	$19,093	$14,639
Jul 23	$15,098	$19,825	$14,927
Aug 23	$14,397	$19,247	$14,217
Sep 23	$13,706	$18,449	$13,541
Oct 23	$13,336	$17,826	$13,129
Nov 23	$14,582	$19,467	$14,393
Dec 23	$15,201	$20,492	$14,991
Jan 24	$14,651	$20,530	$14,512
Feb 24	$14,721	$21,398	$14,502
Mar 24	$15,395	$22,051	$15,161
Apr 24	$15,264	$21,322	$15,073
May 24	$16,279	$22,172	$15,998
Jun 24	$15,762	$22,562	$15,512
Jul 24	$16,464	$23,036	$16,187
Aug 24	$17,203	$23,561	$16,924
Sep 24	$17,837	$24,119	$17,559
Oct 24	$17,643	$23,562	$17,332
Nov 24	$18,243	$24,472	$17,911
Dec 24	$17,381	$23,820	$17,097
Jan 25	$17,746	$24,581	$17,485
Feb 25	$17,801	$24,360	$17,497
Mar 25	$18,201	$23,428	$17,852
Apr 25	$18,835	$23,653	$18,499
May 25	$19,661	$25,016	$19,291
Jun 25	$20,057	$26,146	$19,645
Jul 25	$20,015	$26,502	$19,667
Aug 25	$20,439	$27,248	$20,040
Sep 25	$20,740	$28,166	$20,333
Oct 25	$20,670	$28,727	$20,276
Nov 25	$21,362	$28,753	$20,933
Dec 25	$21,180	$29,050	$20,780
Jan 26	$22,210	$29,995	$21,825
Feb 26	$23,905	$30,491	$23,433
Mar 26	$23,028	$28,242	$22,466

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
26.52%	11.48%	8.70%
S&P Global Broad Market Index (Net)...
20.55	8.78	10.94
S&P Global Infrastructure Index™ (Net)...
25.85	11.14	8.43

Key Fund statistics

Table Summary
Net Assets...
$10,132,857,289
Number of Portfolio Holdings...
82
Net Investment Advisory Fees...
$30,773,902
Portfolio Turnover Rate...
11%

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of March 31, 2026)

Industry allocation

Geographic allocation

Table Summary
Industry	Percent of Total InvestmentsFootnote Reference(a)
Transportation Infrastructure...
39.6%
Electric Utilities...
27.7
Oil, Gas & Consumable Fuels...
19.8
Multi-Utilities...
9.4
Independent Power and Renewable Electricity Producers...
2.9
Water Utilities...
0.4
Gas Utilities...
0.2
Table Summary
Country/Geographic Region	Percent of Total InvestmentsFootnote Reference(a)
United States...
37.2%
Australia...
8.9
Spain...
8.8
Canada...
7.9
Mexico...
7.5
France...
6.2
China...
4.4
Germany...
3.6
United Kingdom...
3.4
New Zealand...
2.9
OtherFootnote Reference(b)...
9.2
Footnote	Description
Footnote(a)	Excludes money market funds.
Footnote(b)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Global Infrastructure ETF

Annual Shareholder Report — March 31, 2026

IGF-03/26-AR

iShares Global Timber & Forestry ETF

WOOD |NASDAQ

Annual Shareholder Report — March 31, 2026

This annual shareholder report contains important information about iShares Global Timber & Forestry ETF (the “Fund”) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Global Timber & Forestry ETF	$39	0.40%

How did the Fund perform last year?

  For the reporting period ended March 31, 2026, the Fund returned (3.49)%.

  For the same period, the S&P Global Broad Market Index (Net) returned 20.55% and the S&P Global Timber & Forestry IndexTM (Net) returned (4.47)%.

What contributed to performance?

Finnish paper product companies were modest contributors to the Fund’s return during the reporting period. Firms with increasing exposure to renewable materials benefited from improving pulp and packaging market conditions, cost-cutting efforts, and stronger investor sentiment toward higher-value bio-based businesses across the Nordic forest products sector. In China, higher sales and increased selling prices drove profitability for Chinese paper product companies.

What detracted from performance?

In the United States, companies that provide containers and packaging were the largest detractors from the Fund’s return during the reporting period. Weakened consumer spending, high operational costs, a changing e-commerce landscape, and regulatory shifts all weighed on the performance of these firms. Weak overseas demand and an oversupplied paperboard market negatively impacted paper products companies, while a paper and plastic packaging products and materials firm was pressured by containerboard price declines and costs associated with an acquisition. Timber REITs also detracted, as they were heavily influenced by a slow housing market and relatively higher interest rates. A South African company that is a leader in woodfibre-based products detracted amid weak market demand, especially for graphic paper, and increased manufacturing costs.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: April 1, 2016 through March 31, 2026

Initial investment of $10,000

Table Summary
	Fund	S&P Global Broad Market Index (Net)	S&P Global Timber & Forestry Index™ (Net)
Mar 16	$10,000	$10,000	$10,000
Apr 16	$10,183	$10,161	$10,178
May 16	$10,336	$10,176	$10,331
Jun 16	$9,757	$10,102	$9,746
Jul 16	$10,506	$10,554	$10,499
Aug 16	$10,706	$10,592	$10,667
Sep 16	$10,758	$10,669	$10,712
Oct 16	$10,831	$10,466	$10,792
Nov 16	$11,242	$10,573	$11,207
Dec 16	$11,614	$10,800	$11,582
Jan 17	$11,845	$11,095	$11,816
Feb 17	$12,232	$11,400	$12,204
Mar 17	$12,418	$11,535	$12,376
Apr 17	$12,821	$11,720	$12,777
May 17	$13,072	$11,959	$13,028
Jun 17	$13,370	$12,032	$13,324
Jul 17	$13,611	$12,362	$13,567
Aug 17	$13,900	$12,406	$13,858
Sep 17	$14,578	$12,670	$14,531
Oct 17	$15,228	$12,928	$15,196
Nov 17	$15,304	$13,182	$15,271
Dec 17	$15,595	$13,398	$15,563
Jan 18	$16,784	$14,119	$16,757
Feb 18	$16,634	$13,533	$16,611
Mar 18	$17,112	$13,271	$17,077
Apr 18	$17,632	$13,402	$17,598
May 18	$17,729	$13,453	$17,700
Jun 18	$17,341	$13,364	$17,308
Jul 18	$16,763	$13,728	$16,735
Aug 18	$17,319	$13,849	$17,295
Sep 18	$16,734	$13,873	$16,705
Oct 18	$14,689	$12,779	$14,661
Nov 18	$14,080	$12,976	$14,043
Dec 18	$12,855	$12,038	$12,810
Jan 19	$14,850	$13,007	$14,805
Feb 19	$14,320	$13,364	$14,270
Mar 19	$14,337	$13,499	$14,276
Apr 19	$14,376	$13,941	$14,297
May 19	$12,370	$13,118	$12,284
Jun 19	$13,715	$13,954	$13,621
Jul 19	$13,218	$13,986	$13,131
Aug 19	$12,737	$13,638	$12,650
Sep 19	$13,385	$13,920	$13,287
Oct 19	$14,367	$14,308	$14,270
Nov 19	$14,853	$14,658	$14,754
Dec 19	$15,372	$15,176	$15,264
Jan 20	$14,416	$14,971	$14,320
Feb 20	$13,143	$13,749	$13,051
Mar 20	$11,035	$11,771	$10,941
Apr 20	$12,140	$13,056	$12,037
May 20	$12,372	$13,664	$12,270
Jun 20	$12,785	$14,100	$12,674
Jul 20	$13,866	$14,812	$13,751
Aug 20	$15,238	$15,713	$15,109
Sep 20	$14,949	$15,227	$14,820
Oct 20	$14,629	$14,902	$14,510
Nov 20	$16,735	$16,802	$16,600
Dec 20	$18,526	$17,637	$18,376
Jan 21	$18,405	$17,609	$18,263
Feb 21	$19,297	$18,091	$19,154
Mar 21	$19,778	$18,540	$19,613
Apr 21	$21,320	$19,333	$21,138
May 21	$21,255	$19,618	$21,083
Jun 21	$20,416	$19,854	$20,227
Jul 21	$20,594	$19,937	$20,426
Aug 21	$20,967	$20,432	$20,801
Sep 21	$19,956	$19,630	$19,827
Oct 21	$19,705	$20,556	$19,523
Nov 21	$19,843	$19,979	$19,635
Dec 21	$21,625	$20,759	$21,439
Jan 22	$21,082	$19,665	$20,796
Feb 22	$20,859	$19,217	$20,701
Mar 22	$20,972	$19,586	$20,846
Apr 22	$21,167	$18,025	$21,060
May 22	$21,016	$18,033	$20,785
Jun 22	$17,867	$16,485	$17,616
Jul 22	$19,004	$17,643	$18,742
Aug 22	$18,381	$17,032	$18,249
Sep 22	$15,694	$15,382	$15,578
Oct 22	$16,907	$16,305	$16,706
Nov 22	$18,329	$17,550	$17,924
Dec 22	$17,487	$16,891	$17,281
Jan 23	$18,826	$18,127	$18,586
Feb 23	$17,694	$17,621	$17,528
Mar 23	$17,217	$18,040	$16,972
Apr 23	$17,053	$18,266	$16,795
May 23	$16,650	$18,045	$16,370
Jun 23	$17,520	$19,093	$17,240
Jul 23	$18,658	$19,825	$18,412
Aug 23	$18,278	$19,247	$18,046
Sep 23	$18,065	$18,449	$17,887
Oct 23	$17,323	$17,826	$17,059
Nov 23	$18,851	$19,467	$18,597
Dec 23	$19,906	$20,492	$19,660
Jan 24	$18,675	$20,530	$18,518
Feb 24	$19,403	$21,398	$19,145
Mar 24	$20,670	$22,051	$20,387
Apr 24	$19,341	$21,322	$19,124
May 24	$20,394	$22,172	$20,057
Jun 24	$19,495	$22,562	$19,214
Jul 24	$20,267	$23,036	$19,961
Aug 24	$20,399	$23,561	$20,092
Sep 24	$21,495	$24,119	$21,203
Oct 24	$20,021	$23,562	$19,718
Nov 24	$20,187	$24,472	$19,891
Dec 24	$19,119	$23,820	$18,845
Jan 25	$20,025	$24,581	$19,772
Feb 25	$19,416	$24,360	$19,141
Mar 25	$18,801	$23,428	$18,468
Apr 25	$18,110	$23,653	$17,821
May 25	$18,455	$25,016	$18,145
Jun 25	$18,483	$26,146	$18,126
Jul 25	$17,859	$26,502	$17,610
Aug 25	$19,194	$27,248	$18,886
Sep 25	$18,578	$28,166	$18,248
Oct 25	$17,529	$28,727	$17,230
Nov 25	$17,717	$28,753	$17,397
Dec 25	$18,419	$29,050	$18,123
Jan 26	$19,063	$29,995	$18,788
Feb 26	$20,008	$30,491	$19,679
Mar 26	$18,158	$28,242	$17,642

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
(3.49)%	(1.69)%	6.15%
S&P Global Broad Market Index (Net)...
20.55	8.78	10.94
S&P Global Timber & Forestry Index™ (Net)...
(4.47)	(2.10)	5.84

Key Fund statistics

Table Summary
Net Assets...
$263,973,111
Number of Portfolio Holdings...
28
Net Investment Advisory Fees...
$890,138
Portfolio Turnover Rate...
65%

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of March 31, 2026)

Industry allocation

Geographic allocation

Table Summary
Industry	Percent of Total InvestmentsFootnote Reference(a)
Paper & Forest Products...
60.7%
Containers & Packaging...
23.2
Specialized REITs...
12.3
Household Durables...
3.8
Table Summary
Country/Geographic Region	Percent of Total InvestmentsFootnote Reference(a)
United States...
29.4%
Brazil...
14.8
Sweden...
10.0
Japan...
9.9
Finland...
9.1
Canada...
6.3
China...
6.3
United Kingdom...
4.5
Thailand...
2.9
Chile...
2.4
OtherFootnote Reference(b)...
4.4
Footnote	Description
Footnote(a)	Excludes money market funds.
Footnote(b)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Global Timber & Forestry ETF

Annual Shareholder Report — March 31, 2026

WOOD-03/26-AR

iShares Lithium Miners and Producers ETF

ILIT |NASDAQ

Annual Shareholder Report — March 31, 2026

This annual shareholder report contains important information about iShares Lithium Miners and Producers ETF (the “Fund”) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Lithium Miners and Producers ETF	$75	0.47%

How did the Fund perform last year?

  For the reporting period ended March 31, 2026, the Fund returned 118.49%.

  For the same period, the STOXX Emerging Markets All Cap Index (Net) returned 28.08% and the STOXX Global Lithium Miners and Producers Index (Net) returned 115.09%.

What contributed to performance?

Lithium, an essential component in certain rechargeable batteries, in particular batteries for powering electric vehicles (“EVs”), rallied significantly during the reporting period, fueled by improving Chinese EV demand and tighter supply conditions as some producers reduced output or delayed expansion following prior periods of weaker pricing. Diversified metals and miners in Australia contributed the most to the Fund’s return, particularly those with restart potential (the ability to quickly resume production after a temporary shutdown). In China, lithium processors in the chemicals subsector rose significantly amid the resurgence in demand and solid government support. In the United States, a global specialty chemicals company that is one of the world’s largest producers of lithium for EV batteries benefited from strategic cost-cutting measures and improving expectations for lithium market fundamentals.

What detracted from performance?

There were no significant detractors to performance during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: June 21, 2023 through March 31, 2026

Initial investment of $10,000

Table Summary
	Fund	STOXX Emerging Markets All Cap Index (Net)	STOXX Global Lithium Miners and Producers Index (Net)
May 23	$10,000	$10,000	$10,000
Jun 23	$9,920	$9,890	$9,873
Jul 23	$9,486	$10,477	$9,481
Aug 23	$8,106	$9,937	$8,133
Sep 23	$7,359	$9,704	$7,396
Oct 23	$6,208	$9,305	$6,117
Nov 23	$6,190	$10,080	$6,134
Dec 23	$6,862	$10,480	$6,804
Jan 24	$5,089	$10,071	$5,065
Feb 24	$5,819	$10,516	$5,753
Mar 24	$5,481	$10,735	$5,421
Apr 24	$5,231	$10,810	$5,209
May 24	$5,242	$10,858	$5,151
Jun 24	$4,338	$11,224	$4,286
Jul 24	$4,158	$11,195	$4,072
Aug 24	$3,941	$11,482	$3,877
Sep 24	$4,623	$12,192	$4,570
Oct 24	$4,609	$11,664	$4,542
Nov 24	$4,464	$11,298	$4,363
Dec 24	$3,764	$11,245	$3,701
Jan 25	$3,848	$11,318	$3,787
Feb 25	$3,739	$11,295	$3,639
Mar 25	$3,483	$11,350	$3,385
Apr 25	$3,227	$11,500	$3,147
May 25	$3,070	$12,059	$2,993
Jun 25	$3,376	$12,762	$3,279
Jul 25	$3,714	$12,998	$3,637
Aug 25	$4,476	$13,187	$4,360
Sep 25	$5,190	$13,991	$5,049
Oct 25	$5,968	$14,572	$5,817
Nov 25	$6,624	$14,218	$6,431
Dec 25	$6,842	$14,592	$6,663
Jan 26	$7,379	$15,836	$7,238
Feb 26	$7,954	$16,686	$7,761
Mar 26	$7,610	$14,537	$7,281

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
...
1 Year	Since Fund Inception
Fund NAV...
118.49%	(9.36)%
STOXX Emerging Markets All Cap Index (Net)...
28.08	14.42
STOXX Global Lithium Miners and Producers Index (Net)...
115.09	(10.80)

Key Fund statistics

Table Summary
Net Assets...
$20,743,473
Number of Portfolio Holdings...
37
Net Investment Advisory Fees...
$46,791
Portfolio Turnover Rate...
47%

The inception date of the Fund was June 21, 2023.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of March 31, 2026)

Industry allocation

Ten largest holdings

Table Summary
Industry	Percent of Total InvestmentsFootnote Reference(a)
Diversified Metals & Mining...
42.6%
Specialty Chemicals...
31.2
Commodity Chemicals...
12.0
Electrical Components & Equipment...
8.7
Technology Hardware, Storage & Peripherals...
3.9
Automotive Parts & Equipment...
1.6
Precious Metals & Minerals...
0.0Footnote Reference(b)
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
Albemarle Corp...
8.7%
PLS Group Ltd...
8.6
Sociedad Quimica y Minera de Chile SA, ADR...
8.5
Liontown Ltd...
8.4
Mineral Resources Ltd...
7.4
Ganfeng Lithium Group Co. Ltd., Class A...
5.2
Lithium Argentina AG...
4.3
CosmoAM&T Co. Ltd...
3.9
Lithium Americas Corp...
3.9
Sigma Lithium Corp...
3.8
Footnote	Description
Footnote(a)	Excludes money market funds.
Footnote(b)	Rounds to less than 0.1%.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold, or promoted by STOXX Ltd., and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Lithium Miners and Producers ETF

Annual Shareholder Report — March 31, 2026

ILIT-03/26-AR

iShares Global Comm Services ETF

IXP |NYSE Arca

Annual Shareholder Report — March 31, 2026

This annual shareholder report contains important information about iShares Global Comm Services ETF (the “Fund”) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Global Comm Services ETF	$42	0.38%

How did the Fund perform last year?

  For the reporting period ended March 31, 2026, the Fund returned 22.11%.

  For the same period, the S&P Global Broad Market Index (Net) returned 20.55% and the S&P Global 1200 Communication Services 4.5/22.5/45 Capped IndexTM (Spliced) returned 21.18%.

What contributed to performance?

During the reporting period, the interactive media and services subsector in the United States was the largest contributor to the Fund’s return. A major search and cloud provider benefited from accelerating ad revenue growth, aided by artificial intelligence (“AI”)-driven search expansion, alongside increasing cloud services fueled by surging enterprise AI demand. In the movies and entertainment subsector, a major film studio contributed amid intense acquisition interest in the company’s intellectual property library. Additionally, integrated telecommunication services companies were driven by stable wireless subscriber growth, resilient cash flows, and improved investor sentiment around balance sheet strength and consistent dividend yields.

What detracted from performance?

During the reporting period there were no significant detractors from the Fund’s return.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: April 1, 2016 through March 31, 2026

Initial investment of $10,000

Table Summary
	Fund	S&P Global Broad Market Index (Net)	S&P Global 1200 Communication Services 4.5/22.5/45 Capped Index™ (Spliced)
Mar 16	$10,000	$10,000	$10,000
Apr 16	$10,016	$10,161	$10,005
May 16	$10,005	$10,176	$9,994
Jun 16	$10,287	$10,102	$10,280
Jul 16	$10,411	$10,554	$10,395
Aug 16	$10,099	$10,592	$10,087
Sep 16	$10,073	$10,669	$10,064
Oct 16	$9,644	$10,466	$9,623
Nov 16	$9,346	$10,573	$9,329
Dec 16	$9,828	$10,800	$9,813
Jan 17	$9,918	$11,095	$9,898
Feb 17	$9,864	$11,400	$9,845
Mar 17	$9,909	$11,535	$9,888
Apr 17	$9,776	$11,720	$9,746
May 17	$10,171	$11,959	$10,143
Jun 17	$9,906	$12,032	$9,875
Jul 17	$10,360	$12,362	$10,322
Aug 17	$10,206	$12,406	$10,175
Sep 17	$10,243	$12,670	$10,212
Oct 17	$9,993	$12,928	$9,950
Nov 17	$10,362	$13,182	$10,322
Dec 17	$10,455	$13,398	$10,417
Jan 18	$10,627	$14,119	$10,579
Feb 18	$9,996	$13,533	$9,952
Mar 18	$9,850	$13,271	$9,803
Apr 18	$10,062	$13,402	$10,007
May 18	$9,508	$13,453	$9,453
Jun 18	$9,545	$13,364	$9,490
Jul 18	$9,888	$13,728	$9,819
Aug 18	$9,898	$13,849	$9,833
Sep 18	$10,246	$13,873	$10,176
Oct 18	$9,538	$12,779	$9,474
Nov 18	$9,655	$12,976	$9,605
Dec 18	$9,039	$12,038	$8,996
Jan 19	$9,838	$13,007	$9,790
Feb 19	$9,870	$13,364	$9,831
Mar 19	$10,097	$13,499	$10,057
Apr 19	$10,632	$13,941	$10,592
May 19	$10,014	$13,118	$9,976
Jun 19	$10,444	$13,954	$10,397
Jul 19	$10,696	$13,986	$10,646
Aug 19	$10,437	$13,638	$10,404
Sep 19	$10,457	$13,920	$10,434
Oct 19	$10,716	$14,308	$10,695
Nov 19	$11,004	$14,658	$10,992
Dec 19	$11,305	$15,176	$11,303
Jan 20	$11,342	$14,971	$11,334
Feb 20	$10,695	$13,749	$10,693
Mar 20	$9,521	$11,771	$9,523
Apr 20	$10,568	$13,056	$10,594
May 20	$11,088	$13,664	$11,092
Jun 20	$11,373	$14,100	$11,379
Jul 20	$12,068	$14,812	$12,074
Aug 20	$12,893	$15,713	$12,903
Sep 20	$12,165	$15,227	$12,179
Oct 20	$12,407	$14,902	$12,419
Nov 20	$13,430	$16,802	$13,446
Dec 20	$13,822	$17,637	$13,840
Jan 21	$13,945	$17,609	$13,972
Feb 21	$14,630	$18,091	$14,662
Mar 21	$14,871	$18,540	$14,908
Apr 21	$15,820	$19,333	$15,853
May 21	$15,839	$19,618	$15,863
Jun 21	$16,095	$19,854	$16,137
Jul 21	$16,108	$19,937	$16,165
Aug 21	$16,738	$20,432	$16,781
Sep 21	$15,755	$19,630	$15,829
Oct 21	$15,931	$20,556	$16,010
Nov 21	$15,241	$19,979	$15,309
Dec 21	$15,587	$20,759	$15,656
Jan 22	$15,017	$19,665	$15,002
Feb 22	$14,011	$19,217	$14,069
Mar 22	$13,975	$19,586	$14,103
Apr 22	$12,385	$18,025	$12,491
May 22	$12,630	$18,033	$12,705
Jun 22	$11,683	$16,485	$11,723
Jul 22	$11,822	$17,643	$11,870
Aug 22	$11,392	$17,032	$11,472
Sep 22	$9,985	$15,382	$10,051
Oct 22	$9,904	$16,305	$9,951
Nov 22	$10,863	$17,550	$10,843
Dec 22	$10,434	$16,891	$10,496
Jan 23	$11,874	$18,127	$11,924
Feb 23	$11,349	$17,621	$11,413
Mar 23	$12,275	$18,040	$12,341
Apr 23	$12,536	$18,266	$12,581
May 23	$12,729	$18,045	$12,790
Jun 23	$13,177	$19,093	$13,239
Jul 23	$13,896	$19,825	$13,965
Aug 23	$13,571	$19,247	$13,651
Sep 23	$13,147	$18,449	$13,242
Oct 23	$12,932	$17,826	$12,989
Nov 23	$13,992	$19,467	$14,082
Dec 23	$14,474	$20,492	$14,562
Jan 24	$15,035	$20,530	$15,153
Feb 24	$15,835	$21,398	$15,943
Mar 24	$16,330	$22,051	$16,428
Apr 24	$15,844	$21,322	$15,977
May 24	$16,778	$22,172	$16,862
Jun 24	$17,288	$22,562	$17,405
Jul 24	$17,016	$23,036	$17,126
Aug 24	$17,443	$23,561	$17,565
Sep 24	$18,344	$24,119	$18,508
Oct 24	$18,333	$23,562	$18,466
Nov 24	$18,920	$24,472	$19,027
Dec 24	$19,006	$23,820	$19,160
Jan 25	$20,384	$24,581	$20,515
Feb 25	$20,148	$24,360	$20,276
Mar 25	$19,067	$23,428	$19,183
Apr 25	$19,276	$23,653	$19,405
May 25	$20,731	$25,016	$20,886
Jun 25	$22,154	$26,146	$22,286
Jul 25	$22,400	$26,502	$22,586
Aug 25	$23,394	$27,248	$23,509
Sep 25	$24,423	$28,166	$24,549
Oct 25	$24,258	$28,727	$24,364
Nov 25	$24,634	$28,753	$24,745
Dec 25	$24,534	$29,050	$24,662
Jan 26	$25,522	$29,995	$25,696
Feb 26	$24,768	$30,491	$24,927
Mar 26	$23,283	$28,242	$23,247

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
22.11%	9.38%	8.82%
S&P Global Broad Market Index (Net)...
20.55	8.78	10.94
S&P Global 1200 Communication Services 4.5/22.5/45 Capped Index™ (Spliced)...
21.18	9.29	8.80

Key Fund statistics

Table Summary
Net Assets...
$568,801,890
Number of Portfolio Holdings...
72
Net Investment Advisory Fees...
$2,322,221
Portfolio Turnover Rate...
28%

The S&P Global 1200 Communication Services 4.5/22.5/45 Capped IndexTM (Spliced) reflects the performance of the S&P Global 1200 Communication Services Sector IndexTM (Net) through June 23, 2019, and the S&P Global 1200 Communication Services 4.5/22.5/45 Capped IndexTM (Net) thereafter, which reflect the times when each index was the Underlying Index of the Fund.

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of March 31, 2026)

Industry allocation

Geographic allocation

Table Summary
Industry	Percent of Total InvestmentsFootnote Reference(a)
Interactive Media & Services...
41.1%
Diversified Telecommunication Services...
26.0
Entertainment...
18.7
Wireless Telecommunication Services...
10.1
Media...
4.1
Table Summary
Country/Geographic Region	Percent of Total InvestmentsFootnote Reference(a)
United States...
66.8%
Japan...
9.3
China...
7.0
Germany...
3.6
United Kingdom...
2.0
Canada...
1.7
France...
1.6
Australia...
1.5
Netherlands...
1.2
Spain...
1.0
OtherFootnote Reference(b)...
4.3
Footnote	Description
Footnote(a)	Excludes money market funds.
Footnote(b)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Global Comm Services ETF

Annual Shareholder Report — March 31, 2026

IXP-03/26-AR

iShares Global Consumer Discretionary ETF

RXI |NYSE Arca

Annual Shareholder Report — March 31, 2026

This annual shareholder report contains important information about iShares Global Consumer Discretionary ETF (the “Fund”) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Global Consumer Discretionary ETF	$39	0.38%

How did the Fund perform last year?

  For the reporting period ended March 31, 2026, the Fund returned 6.63%.

  For the same period, the S&P Global Broad Market Index (Net) returned 20.55% and the S&P Global 1200 Consumer Discretionary (Sector) Capped IndexTM (Spliced) returned 5.94%.

What contributed to performance?

U.S. equities were the largest contributors to the Fund’s performance during the reporting period. One of the most notable contributors was an electric vehicle manufacturer and clean energy technology company in the automobiles subsector. This company benefited from investor enthusiasm for its autonomous driving and robotaxi opportunities. Among broadline retail firms, an e-commerce and cloud computing company was supported by improving profitability in its retail business, continued growth in cloud services, and rising investor optimism around its artificial intelligence-related initiatives. Also contributing were Japanese firms in the autos and components subsector, supported by increased global vehicle demand and a weaker yen.

What detracted from performance?

The largest detractor from the Fund’s return during the reporting period was a Chinese technology platform. The firm was hampered by intensified competition in the food delivery space and weaker consumer spending in China.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: April 1, 2016 through March 31, 2026

Initial investment of $10,000

Table Summary
	Fund	S&P Global Broad Market Index (Net)	S&P Global 1200 Consumer Discretionary (Sector) Capped Index™ (Spliced)
Mar 16	$10,000	$10,000	$10,000
Apr 16	$9,995	$10,161	$10,003
May 16	$9,972	$10,176	$9,973
Jun 16	$9,610	$10,102	$9,616
Jul 16	$10,229	$10,554	$10,228
Aug 16	$10,198	$10,592	$10,200
Sep 16	$10,174	$10,669	$10,171
Oct 16	$10,026	$10,466	$10,024
Nov 16	$10,227	$10,573	$10,225
Dec 16	$10,364	$10,800	$10,367
Jan 17	$10,695	$11,095	$10,700
Feb 17	$10,831	$11,400	$10,843
Mar 17	$11,086	$11,535	$11,096
Apr 17	$11,383	$11,720	$11,389
May 17	$11,542	$11,959	$11,560
Jun 17	$11,415	$12,032	$11,423
Jul 17	$11,669	$12,362	$11,683
Aug 17	$11,519	$12,406	$11,534
Sep 17	$11,789	$12,670	$11,805
Oct 17	$12,034	$12,928	$12,056
Nov 17	$12,441	$13,182	$12,466
Dec 17	$12,708	$13,398	$12,735
Jan 18	$13,719	$14,119	$13,749
Feb 18	$13,255	$13,533	$13,284
Mar 18	$12,950	$13,271	$12,979
Apr 18	$13,300	$13,402	$13,329
May 18	$13,316	$13,453	$13,341
Jun 18	$13,452	$13,364	$13,480
Jul 18	$13,664	$13,728	$13,696
Aug 18	$14,023	$13,849	$14,056
Sep 18	$14,112	$13,873	$14,144
Oct 18	$12,652	$12,779	$12,661
Nov 18	$12,783	$12,976	$12,797
Dec 18	$11,920	$12,038	$11,940
Jan 19	$13,021	$13,007	$13,053
Feb 19	$13,147	$13,364	$13,178
Mar 19	$13,380	$13,499	$13,409
Apr 19	$14,135	$13,941	$14,167
May 19	$13,139	$13,118	$13,164
Jun 19	$14,159	$13,954	$14,191
Jul 19	$14,227	$13,986	$14,262
Aug 19	$13,989	$13,638	$14,027
Sep 19	$14,279	$13,920	$14,313
Oct 19	$14,609	$14,308	$14,640
Nov 19	$14,764	$14,658	$14,794
Dec 19	$15,140	$15,176	$15,176
Jan 20	$14,818	$14,971	$14,852
Feb 20	$13,575	$13,749	$13,606
Mar 20	$11,412	$11,771	$11,429
Apr 20	$12,991	$13,056	$13,018
May 20	$13,941	$13,664	$13,968
Jun 20	$14,289	$14,100	$14,318
Jul 20	$14,954	$14,812	$14,995
Aug 20	$16,469	$15,713	$16,518
Sep 20	$16,223	$15,227	$16,292
Oct 20	$16,007	$14,902	$16,076
Nov 20	$17,976	$16,802	$18,047
Dec 20	$18,757	$17,637	$18,836
Jan 21	$18,791	$17,609	$18,859
Feb 21	$19,070	$18,091	$19,156
Mar 21	$19,652	$18,540	$19,743
Apr 21	$20,446	$19,333	$20,545
May 21	$20,354	$19,618	$20,446
Jun 21	$20,798	$19,854	$20,899
Jul 21	$20,555	$19,937	$20,648
Aug 21	$20,515	$20,432	$20,648
Sep 21	$19,965	$19,630	$20,106
Oct 21	$21,816	$20,556	$21,962
Nov 21	$21,457	$19,979	$21,589
Dec 21	$21,707	$20,759	$21,868
Jan 22	$20,338	$19,665	$20,286
Feb 22	$19,017	$19,217	$19,188
Mar 22	$19,037	$19,586	$19,298
Apr 22	$17,266	$18,025	$17,516
May 22	$16,914	$18,033	$17,030
Jun 22	$15,586	$16,485	$15,667
Jul 22	$17,307	$17,643	$17,423
Aug 22	$16,602	$17,032	$16,768
Sep 22	$14,994	$15,382	$15,132
Oct 22	$15,288	$16,305	$15,409
Nov 22	$16,792	$17,550	$16,735
Dec 22	$15,536	$16,891	$15,669
Jan 23	$17,789	$18,127	$17,892
Feb 23	$17,148	$17,621	$17,307
Mar 23	$17,873	$18,040	$18,013
Apr 23	$17,713	$18,266	$17,843
May 23	$17,569	$18,045	$17,688
Jun 23	$19,385	$19,093	$19,514
Jul 23	$19,999	$19,825	$20,162
Aug 23	$19,185	$19,247	$19,357
Sep 23	$18,153	$18,449	$18,341
Oct 23	$17,217	$17,826	$17,309
Nov 23	$18,761	$19,467	$18,933
Dec 23	$19,765	$20,492	$19,955
Jan 24	$19,226	$20,530	$19,507
Feb 24	$20,727	$21,398	$20,940
Mar 24	$20,890	$22,051	$21,084
Apr 24	$19,909	$21,322	$20,174
May 24	$20,053	$22,172	$20,183
Jun 24	$20,172	$22,562	$20,353
Jul 24	$20,513	$23,036	$20,744
Aug 24	$20,909	$23,561	$21,108
Sep 24	$22,315	$24,119	$22,622
Oct 24	$21,541	$23,562	$21,774
Nov 24	$23,052	$24,472	$23,254
Dec 24	$23,256	$23,820	$23,575
Jan 25	$24,216	$24,581	$24,470
Feb 25	$23,817	$24,360	$24,023
Mar 25	$22,391	$23,428	$22,569
Apr 25	$22,481	$23,653	$22,737
May 25	$23,846	$25,016	$24,129
Jun 25	$23,896	$26,146	$24,112
Jul 25	$23,863	$26,502	$24,165
Aug 25	$25,169	$27,248	$25,380
Sep 25	$26,359	$28,166	$26,680
Oct 25	$26,187	$28,727	$26,499
Nov 25	$26,035	$28,753	$26,321
Dec 25	$26,231	$29,050	$26,557
Jan 26	$26,438	$29,995	$26,818
Feb 26	$26,266	$30,491	$26,647
Mar 26	$23,876	$28,242	$23,909

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
6.63%	3.97%	9.09%
S&P Global Broad Market Index (Net)...
20.55	8.78	10.94
S&P Global 1200 Consumer Discretionary (Sector) Capped Index™ (Spliced)...
5.94	3.90	9.11

Key Fund statistics

Table Summary
Net Assets...
$251,912,828
Number of Portfolio Holdings...
139
Net Investment Advisory Fees...
$1,144,026
Portfolio Turnover Rate...
17%

The S&P Global 1200 Consumer Discretionary (Sector) Capped IndexTM (Spliced) reflects the performance of the S&P Global 1200 Consumer Discretionary Sector IndexTM (Net) through September 22, 2019, and the S&P Global 1200 Consumer Discretionary (Sector) Capped IndexTM (Net) thereafter, which reflect the times when each index was the Underlying Index of the Fund.

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of March 31, 2026)

Industry allocation

Geographic allocation

Table Summary
Industry	Percent of Total InvestmentsFootnote Reference(a)
Broadline Retail...
23.9%
Hotels, Restaurants & Leisure...
20.8
Automobiles...
19.5
Specialty Retail...
18.0
Textiles, Apparel & Luxury Goods...
8.8
Household Durables...
5.4
Automobile Components...
2.6
Leisure Products...
0.6
Distributors...
0.3
Diversified Consumer Services...
0.1
Table Summary
Country/Geographic Region	Percent of Total InvestmentsFootnote Reference(a)
United States...
60.9%
Japan...
12.7
China...
7.4
France...
4.3
Germany...
2.5
United Kingdom...
2.2
Switzerland...
1.7
Australia...
1.5
Spain...
1.5
Canada...
1.5
OtherFootnote Reference(b)...
3.8
Footnote	Description
Footnote(a)	Excludes money market funds.
Footnote(b)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Global Consumer Discretionary ETF

Annual Shareholder Report — March 31, 2026

RXI-03/26-AR

iShares Global Consumer Staples ETF

KXI |NYSE Arca

Annual Shareholder Report — March 31, 2026

This annual shareholder report contains important information about iShares Global Consumer Staples ETF (the “Fund”) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Global Consumer Staples ETF	$39	0.38%

How did the Fund perform last year?

  For the reporting period ended March 31, 2026, the Fund returned 6.99%.

  For the same period, the S&P Global Broad Market Index (Net) returned 20.55% and the S&P Global 1200 Consumer Staples (Sector) Capped IndexTM (Spliced) returned 6.56%.

What contributed to performance?

Consumer staples stocks from the United States were the largest contributors to the Fund’s return during the reporting period. In the consumer staples merchandise retail sector, U.S. discount retailers benefited as more price-conscious consumers shifted spending toward value-oriented retailers, supporting market share gains and steady sales growth. Tobacco companies were supported by continued growth in smoke-free products, including nicotine pouches and reduced-risk alternatives, which supported diversification away from traditional combustible cigarettes. In the U.K., tobacco firms also contributed, aided by pricing power, steady demand for core products, and ongoing progress in transitioning consumers to smoke free offerings.

What detracted from performance?

During the reporting period, U.S. companies in the household and personal products subsector modestly detracted from the Fund’s performance. These companies were weighed down by higher input and operational costs, as well as softer consumer demand driven by heightened price sensitivity and elevated living expense pressures on households.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: April 1, 2016 through March 31, 2026

Initial investment of $10,000

Table Summary
	Fund	S&P Global Broad Market Index (Net)	S&P Global 1200 Consumer Staples (Sector) Capped Index™ (Spliced)
Mar 16	$10,000	$10,000	$10,000
Apr 16	$9,978	$10,161	$9,978
May 16	$10,021	$10,176	$10,022
Jun 16	$10,371	$10,102	$10,375
Jul 16	$10,388	$10,554	$10,385
Aug 16	$10,306	$10,592	$10,304
Sep 16	$10,310	$10,669	$10,308
Oct 16	$9,957	$10,466	$9,948
Nov 16	$9,414	$10,573	$9,402
Dec 16	$9,691	$10,800	$9,675
Jan 17	$9,867	$11,095	$9,853
Feb 17	$10,310	$11,400	$10,296
Mar 17	$10,418	$11,535	$10,397
Apr 17	$10,595	$11,720	$10,571
May 17	$11,086	$11,959	$11,064
Jun 17	$10,838	$12,032	$10,815
Jul 17	$10,908	$12,362	$10,886
Aug 17	$10,891	$12,406	$10,871
Sep 17	$10,807	$12,670	$10,786
Oct 17	$10,781	$12,928	$10,765
Nov 17	$11,157	$13,182	$11,146
Dec 17	$11,375	$13,398	$11,363
Jan 18	$11,561	$14,119	$11,547
Feb 18	$10,742	$13,533	$10,727
Mar 18	$10,750	$13,271	$10,734
Apr 18	$10,540	$13,402	$10,523
May 18	$10,372	$13,453	$10,352
Jun 18	$10,660	$13,364	$10,640
Jul 18	$11,005	$13,728	$10,988
Aug 18	$10,923	$13,849	$10,903
Sep 18	$10,951	$13,873	$10,930
Oct 18	$10,775	$12,779	$10,753
Nov 18	$10,923	$12,976	$10,901
Dec 18	$10,169	$12,038	$10,144
Jan 19	$10,699	$13,007	$10,677
Feb 19	$10,933	$13,364	$10,917
Mar 19	$11,403	$13,499	$11,382
Apr 19	$11,621	$13,941	$11,593
May 19	$11,255	$13,118	$11,226
Jun 19	$11,736	$13,954	$11,703
Jul 19	$11,941	$13,986	$11,909
Aug 19	$12,142	$13,638	$12,109
Sep 19	$12,223	$13,920	$12,186
Oct 19	$12,158	$14,308	$12,121
Nov 19	$12,258	$14,658	$12,218
Dec 19	$12,539	$15,176	$12,494
Jan 20	$12,519	$14,971	$12,474
Feb 20	$11,388	$13,749	$11,354
Mar 20	$10,822	$11,771	$10,784
Apr 20	$11,474	$13,056	$11,432
May 20	$11,704	$13,664	$11,662
Jun 20	$11,789	$14,100	$11,744
Jul 20	$12,456	$14,812	$12,407
Aug 20	$12,821	$15,713	$12,771
Sep 20	$12,636	$15,227	$12,593
Oct 20	$12,129	$14,902	$12,086
Nov 20	$13,120	$16,802	$13,067
Dec 20	$13,493	$17,637	$13,435
Jan 21	$12,924	$17,609	$12,870
Feb 21	$12,596	$18,091	$12,543
Mar 21	$13,442	$18,540	$13,383
Apr 21	$13,861	$19,333	$13,793
May 21	$14,305	$19,618	$14,236
Jun 21	$14,277	$19,854	$14,201
Jul 21	$14,431	$19,937	$14,359
Aug 21	$14,572	$20,432	$14,506
Sep 21	$13,989	$19,630	$13,937
Oct 21	$14,431	$20,556	$14,363
Nov 21	$14,099	$19,979	$14,008
Dec 21	$15,309	$20,759	$15,229
Jan 22	$14,904	$19,665	$14,774
Feb 22	$14,729	$19,217	$14,672
Mar 22	$14,708	$19,586	$14,670
Apr 22	$14,809	$18,025	$14,769
May 22	$14,339	$18,033	$14,254
Jun 22	$13,822	$16,485	$13,714
Jul 22	$14,349	$17,643	$14,247
Aug 22	$13,901	$17,032	$13,851
Sep 22	$12,834	$15,382	$12,792
Oct 22	$13,592	$16,305	$13,525
Nov 22	$14,705	$17,550	$14,525
Dec 22	$14,408	$16,891	$14,319
Jan 23	$14,615	$18,127	$14,499
Feb 23	$14,230	$17,621	$14,174
Mar 23	$14,937	$18,040	$14,843
Apr 23	$15,556	$18,266	$15,453
May 23	$14,475	$18,045	$14,360
Jun 23	$14,938	$19,093	$14,828
Jul 23	$15,183	$19,825	$15,100
Aug 23	$14,670	$19,247	$14,583
Sep 23	$13,937	$18,449	$13,857
Oct 23	$13,725	$17,826	$13,615
Nov 23	$14,347	$19,467	$14,250
Dec 23	$14,750	$20,492	$14,646
Jan 24	$14,782	$20,530	$14,727
Feb 24	$14,853	$21,398	$14,735
Mar 24	$15,194	$22,051	$15,080
Apr 24	$14,975	$21,322	$14,876
May 24	$15,404	$22,172	$15,258
Jun 24	$15,140	$22,562	$15,015
Jul 24	$15,585	$23,036	$15,454
Aug 24	$16,371	$23,561	$16,230
Sep 24	$16,552	$24,119	$16,421
Oct 24	$15,782	$23,562	$15,634
Nov 24	$16,114	$24,472	$15,962
Dec 24	$15,370	$23,820	$15,245
Jan 25	$15,639	$24,581	$15,523
Feb 25	$16,376	$24,360	$16,227
Mar 25	$16,319	$23,428	$16,158
Apr 25	$16,865	$23,653	$16,701
May 25	$17,127	$25,016	$16,959
Jun 25	$16,857	$26,146	$16,657
Jul 25	$16,437	$26,502	$16,296
Aug 25	$16,906	$27,248	$16,729
Sep 25	$16,577	$28,166	$16,404
Oct 25	$16,371	$28,727	$16,207
Nov 25	$17,020	$28,753	$16,843
Dec 25	$16,850	$29,050	$16,671
Jan 26	$17,727	$29,995	$17,534
Feb 26	$19,173	$30,491	$18,960
Mar 26	$17,460	$28,242	$17,218

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
6.99%	5.37%	5.73%
S&P Global Broad Market Index (Net)...
20.55	8.78	10.94
S&P Global 1200 Consumer Staples (Sector) Capped Index™ (Spliced)...
6.56	5.17	5.58

Key Fund statistics

Table Summary
Net Assets...
$977,024,218
Number of Portfolio Holdings...
98
Net Investment Advisory Fees...
$3,322,247
Portfolio Turnover Rate...
17%

The S&P Global 1200 Consumer Staples (Sector) Capped IndexTM (Spliced) reflects the performance of the S&P Global 1200 Consumer Staples Sector IndexTM (Net) through June 23, 2019, and the S&P Global 1200 Consumer Staples (Sector) Capped IndexTM (Net) thereafter, which reflect the times when each index was the Underlying Index of the Fund.

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of March 31, 2026)

Industry allocation

Geographic allocation

Table Summary
Industry	Percent of Total InvestmentsFootnote Reference(a)
Consumer Staples Distribution & Retail...
31.5%
Beverages...
18.9
Food Products...
16.8
Tobacco...
12.8
Household Products...
11.8
Personal Care Products...
8.2
Table Summary
Country/Geographic Region	Percent of Total InvestmentsFootnote Reference(a)
United States...
59.8%
United Kingdom...
11.6
Japan...
6.0
Switzerland...
5.4
France...
4.7
Canada...
2.7
Netherlands...
2.1
Belgium...
1.9
Australia...
1.4
Mexico...
1.2
OtherFootnote Reference(b)...
3.2
Footnote	Description
Footnote(a)	Excludes money market funds.
Footnote(b)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Global Consumer Staples ETF

Annual Shareholder Report — March 31, 2026

KXI-03/26-AR

iShares Global Energy ETF

IXC |NYSE Arca

Annual Shareholder Report — March 31, 2026

This annual shareholder report contains important information about iShares Global Energy ETF (the “Fund”) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Global Energy ETF	$46	0.38%

How did the Fund perform last year?

  For the reporting period ended March 31, 2026, the Fund returned 42.32%.

  For the same period, the S&P Global Broad Market Index (Net) returned 20.55% and the S&P Global 1200 Energy 4.5/22.5/45 Capped IndexTM (Spliced) returned 42.14%.

What contributed to performance?

During the reporting period, energy stocks in the United States were the largest contributors to the Fund’s return. Oil prices surged late in the reporting period following geopolitical tensions in the Middle East, which heightened concerns around potential supply disruptions. Integrated oil and gas producers were supported by steady production, strong cash flows, and continued shareholder returns. While companies that provide oil and gas exploration and production gained from firmer industry activity. Oil and gas refining and marketing and transportation firms advanced due to healthy global demand for refined products and favorable market conditions. In addition to elevated crude prices, Canadian energy stocks were also supported by record production levels and major expansion initiatives.

What detracted from performance?

During the reporting period, there were no significant detractors from the Fund’s performance.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: April 1, 2016 through March 31, 2026

Initial investment of $10,000

Table Summary
	Fund	S&P Global Broad Market Index (Net)	S&P Global 1200 Energy 4.5/22.5/45 Capped Index™ (Spliced)
Mar 16	$10,000	$10,000	$10,000
Apr 16	$10,882	$10,161	$10,884
May 16	$10,615	$10,176	$10,609
Jun 16	$11,102	$10,102	$11,099
Jul 16	$10,889	$10,554	$10,888
Aug 16	$10,961	$10,592	$10,956
Sep 16	$11,267	$10,669	$11,262
Oct 16	$11,122	$10,466	$11,120
Nov 16	$11,706	$10,573	$11,702
Dec 16	$12,128	$10,800	$12,124
Jan 17	$11,798	$11,095	$11,796
Feb 17	$11,547	$11,400	$11,532
Mar 17	$11,554	$11,535	$11,542
Apr 17	$11,300	$11,720	$11,289
May 17	$11,150	$11,959	$11,133
Jun 17	$10,974	$12,032	$10,953
Jul 17	$11,378	$12,362	$11,359
Aug 17	$11,038	$12,406	$11,014
Sep 17	$12,022	$12,670	$11,998
Oct 17	$12,079	$12,928	$12,064
Nov 17	$12,228	$13,182	$12,202
Dec 17	$12,789	$13,398	$12,766
Jan 18	$13,253	$14,119	$13,232
Feb 18	$12,063	$13,533	$12,035
Mar 18	$12,196	$13,271	$12,171
Apr 18	$13,325	$13,402	$13,297
May 18	$13,498	$13,453	$13,457
Jun 18	$13,617	$13,364	$13,580
Jul 18	$13,836	$13,728	$13,799
Aug 18	$13,351	$13,849	$13,309
Sep 18	$13,774	$13,873	$13,731
Oct 18	$12,498	$12,779	$12,460
Nov 18	$12,082	$12,976	$12,035
Dec 18	$10,923	$12,038	$10,875
Jan 19	$12,066	$13,007	$12,018
Feb 19	$12,386	$13,364	$12,330
Mar 19	$12,508	$13,499	$12,449
Apr 19	$12,538	$13,941	$12,482
May 19	$11,521	$13,118	$11,453
Jun 19	$12,317	$13,954	$12,247
Jul 19	$11,960	$13,986	$11,892
Aug 19	$11,081	$13,638	$11,012
Sep 19	$11,604	$13,920	$11,530
Oct 19	$11,464	$14,308	$11,389
Nov 19	$11,619	$14,658	$11,508
Dec 19	$12,270	$15,176	$12,153
Jan 20	$11,140	$14,971	$11,036
Feb 20	$9,596	$13,749	$9,498
Mar 20	$6,787	$11,771	$6,717
Apr 20	$7,834	$13,056	$7,752
May 20	$7,965	$13,664	$7,865
Jun 20	$7,909	$14,100	$7,809
Jul 20	$7,641	$14,812	$7,542
Aug 20	$7,742	$15,713	$7,633
Sep 20	$6,655	$15,227	$6,558
Oct 20	$6,294	$14,902	$6,200
Nov 20	$8,160	$16,802	$8,033
Dec 20	$8,501	$17,637	$8,367
Jan 21	$8,726	$17,609	$8,585
Feb 21	$10,053	$18,091	$9,877
Mar 21	$10,274	$18,540	$10,096
Apr 21	$10,324	$19,333	$10,143
May 21	$10,891	$19,618	$10,677
Jun 21	$11,265	$19,854	$11,051
Jul 21	$10,511	$19,937	$10,317
Aug 21	$10,418	$20,432	$10,214
Sep 21	$11,363	$19,630	$11,157
Oct 21	$12,286	$20,556	$12,056
Nov 21	$11,520	$19,979	$11,265
Dec 21	$11,981	$20,759	$11,740
Jan 22	$13,931	$19,665	$13,606
Feb 22	$14,597	$19,217	$14,295
Mar 22	$15,679	$19,586	$15,388
Apr 22	$15,405	$18,025	$15,145
May 22	$17,559	$18,033	$17,204
Jun 22	$14,967	$16,485	$14,616
Jul 22	$16,019	$17,643	$15,626
Aug 22	$16,303	$17,032	$15,949
Sep 22	$14,730	$15,382	$14,412
Oct 22	$17,708	$16,305	$17,280
Nov 22	$18,316	$17,550	$17,809
Dec 22	$17,711	$16,891	$17,239
Jan 23	$18,294	$18,127	$17,802
Feb 23	$17,384	$17,621	$16,985
Mar 23	$17,151	$18,040	$16,691
Apr 23	$17,869	$18,266	$17,385
May 23	$16,125	$18,045	$15,677
Jun 23	$17,231	$19,093	$16,744
Jul 23	$18,308	$19,825	$17,810
Aug 23	$18,623	$19,247	$18,097
Sep 23	$19,115	$18,449	$18,603
Oct 23	$18,319	$17,826	$17,786
Nov 23	$18,394	$19,467	$17,865
Dec 23	$18,430	$20,492	$17,904
Jan 24	$18,235	$20,530	$17,752
Feb 24	$18,554	$21,398	$18,006
Mar 24	$20,218	$22,051	$19,591
Apr 24	$20,299	$21,322	$19,739
May 24	$20,455	$22,172	$19,785
Jun 24	$19,998	$22,562	$19,369
Jul 24	$20,307	$23,036	$19,677
Aug 24	$20,195	$23,561	$19,543
Sep 24	$19,489	$24,119	$18,883
Oct 24	$19,477	$23,562	$18,823
Nov 24	$20,316	$24,472	$19,642
Dec 24	$18,814	$23,820	$18,171
Jan 25	$19,233	$24,581	$18,663
Feb 25	$19,779	$24,360	$19,100
Mar 25	$20,685	$23,428	$19,985
Apr 25	$18,272	$23,653	$17,701
May 25	$18,690	$25,016	$18,035
Jun 25	$19,632	$26,146	$18,949
Jul 25	$20,128	$26,502	$19,441
Aug 25	$20,982	$27,248	$20,230
Sep 25	$20,920	$28,166	$20,172
Oct 25	$20,882	$28,727	$20,128
Nov 25	$21,466	$28,753	$20,691
Dec 25	$21,441	$29,050	$20,656
Jan 26	$24,225	$29,995	$23,344
Feb 26	$26,465	$30,491	$25,408
Mar 26	$29,439	$28,242	$28,406

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
42.32%	23.44%	11.40%
S&P Global Broad Market Index (Net)...
20.55	8.78	10.94
S&P Global 1200 Energy 4.5/22.5/45 Capped Index™ (Spliced)...
42.14	22.99	11.00

Key Fund statistics

Table Summary
Net Assets...
$2,920,464,636
Number of Portfolio Holdings...
55
Net Investment Advisory Fees...
$7,086,878
Portfolio Turnover Rate...
3%

The S&P Global 1200 Energy 4.5/22.5/45 Capped IndexTM (Spliced) reflects the performance of the S&P Global 1200 Energy IndexTM (Net) through April 19, 2023, and the S&P Global 1200 Energy 4.5/22.5/45 Capped IndexTM (Net) thereafter, which reflect the times when each index was the Underlying Index of the Fund.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of March 31, 2026)

Industry allocation

Geographic allocation

Table Summary
Industry	Percent of Total InvestmentsFootnote Reference(a)
Oil, Gas & Consumable Fuels...
95.2%
Energy Equipment & Services...
4.8
Table Summary
Country/Geographic Region	Percent of Total InvestmentsFootnote Reference(a)
United States...
60.0%
Canada...
13.6
United Kingdom...
10.5
France...
5.0
Brazil...
2.1
Italy...
1.8
Australia...
1.7
Japan...
1.4
Norway...
1.3
Spain...
0.8
OtherFootnote Reference(b)...
1.8
Footnote	Description
Footnote(a)	Excludes money market funds.
Footnote(b)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Global Energy ETF

Annual Shareholder Report — March 31, 2026

IXC-03/26-AR

iShares Global Financials ETF

IXG |NYSE Arca

Annual Shareholder Report — March 31, 2026

This annual shareholder report contains important information about iShares Global Financials ETF (the “Fund”) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Global Financials ETF	$41	0.38%

How did the Fund perform last year?

  For the reporting period ended March 31, 2026, the Fund returned 13.16%.

  For the same period, the S&P Global Broad Market Index (Net) returned 20.55% and the S&P Global 1200 Financials (Sector) Capped IndexTM (Spliced) returned 12.48%.

What contributed to performance?

Global financial stocks gained during the reporting period, supported by global economic conditions that remained resilient but uneven, as moderating inflation and generally lower interest rates supported activity. In Canada, diversified banks were the largest contributors to the Fund’s return, benefiting from multiple revenue streams, increased capital market activity, and stronger wealth management fees. Japanese banks also contributed, as the country’s shift to positive interest rates enabled wider lending margins and higher net interest income (the difference between the rates banks charge for loans and the rates they pay for deposits). Corporate governance reforms and rising deal activity provided additional support. Additionally, banks in the United Kingdom were supported by growth in wealth management and resilient net interest income.

What detracted from performance?

There were no significant detractors from the Fund’s return during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: April 1, 2016 through March 31, 2026

Initial investment of $10,000

Table Summary
	Fund	S&P Global Broad Market Index (Net)	S&P Global 1200 Financials (Sector) Capped Index™ (Spliced)
Mar 16	$10,000	$10,000	$10,000
Apr 16	$10,360	$10,161	$10,359
May 16	$10,390	$10,176	$10,389
Jun 16	$9,811	$10,102	$9,807
Jul 16	$10,285	$10,554	$10,284
Aug 16	$10,657	$10,592	$10,659
Sep 16	$10,492	$10,669	$10,497
Oct 16	$10,762	$10,466	$10,768
Nov 16	$11,552	$10,573	$11,568
Dec 16	$11,990	$10,800	$12,010
Jan 17	$12,265	$11,095	$12,289
Feb 17	$12,593	$11,400	$12,621
Mar 17	$12,603	$11,535	$12,628
Apr 17	$12,680	$11,720	$12,704
May 17	$12,661	$11,959	$12,674
Jun 17	$13,227	$12,032	$13,245
Jul 17	$13,700	$12,362	$13,722
Aug 17	$13,496	$12,406	$13,518
Sep 17	$13,998	$12,670	$14,024
Oct 17	$14,214	$12,928	$14,240
Nov 17	$14,491	$13,182	$14,522
Dec 17	$14,799	$13,398	$14,832
Jan 18	$15,854	$14,119	$15,899
Feb 18	$15,218	$13,533	$15,265
Mar 18	$14,608	$13,271	$14,649
Apr 18	$14,727	$13,402	$14,769
May 18	$14,161	$13,453	$14,191
Jun 18	$13,863	$13,364	$13,898
Jul 18	$14,467	$13,728	$14,505
Aug 18	$14,295	$13,849	$14,332
Sep 18	$14,249	$13,873	$14,293
Oct 18	$13,369	$12,779	$13,409
Nov 18	$13,598	$12,976	$13,637
Dec 18	$12,435	$12,038	$12,470
Jan 19	$13,447	$13,007	$13,482
Feb 19	$13,807	$13,364	$13,843
Mar 19	$13,436	$13,499	$13,468
Apr 19	$14,371	$13,941	$14,409
May 19	$13,421	$13,118	$13,446
Jun 19	$14,252	$13,954	$14,281
Jul 19	$14,238	$13,986	$14,279
Aug 19	$13,499	$13,638	$13,540
Sep 19	$14,189	$13,920	$14,235
Oct 19	$14,596	$14,308	$14,649
Nov 19	$14,951	$14,658	$15,005
Dec 19	$15,463	$15,176	$15,513
Jan 20	$14,959	$14,971	$15,012
Feb 20	$13,557	$13,749	$13,611
Mar 20	$10,634	$11,771	$10,671
Apr 20	$11,318	$13,056	$11,380
May 20	$11,538	$13,664	$11,578
Jun 20	$11,880	$14,100	$11,925
Jul 20	$12,172	$14,812	$12,217
Aug 20	$12,779	$15,713	$12,826
Sep 20	$12,063	$15,227	$12,108
Oct 20	$11,944	$14,902	$11,988
Nov 20	$14,262	$16,802	$14,311
Dec 20	$14,986	$17,637	$15,041
Jan 21	$14,730	$17,609	$14,787
Feb 21	$16,140	$18,091	$16,203
Mar 21	$16,879	$18,540	$16,937
Apr 21	$17,688	$19,333	$17,744
May 21	$18,632	$19,618	$18,682
Jun 21	$17,900	$19,854	$17,958
Jul 21	$17,766	$19,937	$17,831
Aug 21	$18,379	$20,432	$18,453
Sep 21	$18,101	$19,630	$18,214
Oct 21	$19,183	$20,556	$19,250
Nov 21	$17,951	$19,979	$17,996
Dec 21	$18,754	$20,759	$18,824
Jan 22	$19,082	$19,665	$19,075
Feb 22	$18,513	$19,217	$18,604
Mar 22	$18,648	$19,586	$18,788
Apr 22	$16,991	$18,025	$17,126
May 22	$17,516	$18,033	$17,557
Jun 22	$15,752	$16,485	$15,762
Jul 22	$16,463	$17,643	$16,473
Aug 22	$15,980	$17,032	$16,065
Sep 22	$14,698	$15,382	$14,780
Oct 22	$16,007	$16,305	$16,052
Nov 22	$17,594	$17,550	$17,524
Dec 22	$17,099	$16,891	$17,155
Jan 23	$18,573	$18,127	$18,592
Feb 23	$18,110	$17,621	$18,191
Mar 23	$16,809	$18,040	$16,843
Apr 23	$17,395	$18,266	$17,412
May 23	$16,634	$18,045	$16,640
Jun 23	$17,690	$19,093	$17,714
Jul 23	$18,557	$19,825	$18,609
Aug 23	$17,818	$19,247	$17,875
Sep 23	$17,419	$18,449	$17,505
Oct 23	$16,909	$17,826	$16,922
Nov 23	$18,601	$19,467	$18,652
Dec 23	$19,652	$20,492	$19,706
Jan 24	$19,891	$20,530	$20,017
Feb 24	$20,672	$21,398	$20,724
Mar 24	$21,658	$22,051	$21,712
Apr 24	$20,914	$21,322	$21,012
May 24	$21,967	$22,172	$21,974
Jun 24	$21,655	$22,562	$21,693
Jul 24	$22,903	$23,036	$22,943
Aug 24	$23,783	$23,561	$23,815
Sep 24	$24,027	$24,119	$24,088
Oct 24	$24,119	$23,562	$24,170
Nov 24	$25,811	$24,472	$25,834
Dec 24	$24,713	$23,820	$24,778
Jan 25	$26,265	$24,581	$26,377
Feb 25	$26,972	$24,360	$27,000
Mar 25	$26,485	$23,428	$26,463
Apr 25	$26,586	$23,653	$26,611
May 25	$27,986	$25,016	$28,021
Jun 25	$28,900	$26,146	$28,899
Jul 25	$28,882	$26,502	$28,996
Aug 25	$30,016	$27,248	$30,077
Sep 25	$30,360	$28,166	$30,392
Oct 25	$29,751	$28,727	$29,803
Nov 25	$30,447	$28,753	$30,497
Dec 25	$31,747	$29,050	$31,834
Jan 26	$31,940	$29,995	$32,054
Feb 26	$31,576	$30,491	$31,699
Mar 26	$29,970	$28,242	$29,765

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
13.16%	12.17%	11.60%
S&P Global Broad Market Index (Net)...
20.55	8.78	10.94
S&P Global 1200 Financials (Sector) Capped Index™ (Spliced)...
12.48	11.94	11.52

Key Fund statistics

Table Summary
Net Assets...
$518,985,752
Number of Portfolio Holdings...
223
Net Investment Advisory Fees...
$2,144,233
Portfolio Turnover Rate...
6%

The S&P Global 1200 Financials (Sector) Capped IndexTM (Spliced) reflects the performance of the S&P Global 1200 Financials IndexTM (Net)through March 22, 2026, and the S&P Global 1200 Financials (Sector) Capped IndexTM (Net) thereafter, which reflect the times when each index was the Underlying Index of the Fund.

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of March 31, 2026)

Industry allocation

Geographic allocation

Table Summary
Industry	Percent of Total InvestmentsFootnote Reference(a)
Banks...
45.4%
Capital Markets...
18.4
Insurance...
17.7
Financial Services...
16.3
Consumer Finance...
2.2
Table Summary
Country/Geographic Region	Percent of Total InvestmentsFootnote Reference(a)
United States...
51.7%
Canada...
7.3
Japan...
6.0
United Kingdom...
5.5
Australia...
4.2
Germany...
3.0
Switzerland...
2.7
Spain...
2.6
China...
2.5
Italy...
2.4
OtherFootnote Reference(b)...
12.1
Footnote	Description
Footnote(a)	Excludes money market funds.
Footnote(b)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Global Financials ETF

Annual Shareholder Report — March 31, 2026

IXG-03/26-AR

iShares Global Healthcare ETF

IXJ |NYSE Arca

Annual Shareholder Report — March 31, 2026

This annual shareholder report contains important information about iShares Global Healthcare ETF (the “Fund”) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Global Healthcare ETF	$39	0.38%

How did the Fund perform last year?

  For the reporting period ended March 31, 2026, the Fund returned 4.38%.

  For the same period, the S&P Global Broad Market Index (Net) returned 20.55% and the S&P Global 1200 Health Care (Sector) Capped IndexTM (Spliced) returned 3.86%.

What contributed to performance?

The largest contributor to the Fund’s return during the reporting period were Swiss pharmaceutical equities. These firms were supported by continued strength in their core oncology, immunology, and ophthalmology franchises, with strong uptake of newer product launches driving revenue growth. In the United States, pharmaceutical and biotechnology stocks were supported by robust merger and acquisition activity, innovation, clinical readouts, and encouraging regulatory developments including continued pace of drug approvals and increased acceptance of accelerated approval pathways.

What detracted from performance?

Detracting from the Fund’s return during the reporting period was a Danish pharmaceutical firm as shares declined on concerns over moderating growth in its obesity treatments and intensifying competition in the GLP-1 weight loss market. Also weighing on performance were healthcare equipment and services stocks in the United States. These companies faced a challenging combination of regulatory and reimbursement uncertainty, earnings disappointments, and policy-driven demand headwinds.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: April 1, 2016 through March 31, 2026

Initial investment of $10,000

Table Summary
	Fund	S&P Global Broad Market Index (Net)	S&P Global 1200 Health Care (Sector) Capped Index™ (Spliced)
Mar 16	$10,000	$10,000	$10,000
Apr 16	$10,321	$10,161	$10,326
May 16	$10,469	$10,176	$10,474
Jun 16	$10,577	$10,102	$10,582
Jul 16	$11,036	$10,554	$11,044
Aug 16	$10,578	$10,592	$10,585
Sep 16	$10,555	$10,669	$10,561
Oct 16	$9,836	$10,466	$9,842
Nov 16	$9,851	$10,573	$9,857
Dec 16	$10,016	$10,800	$10,024
Jan 17	$10,222	$11,095	$10,233
Feb 17	$10,811	$11,400	$10,825
Mar 17	$10,852	$11,535	$10,859
Apr 17	$11,055	$11,720	$11,059
May 17	$11,320	$11,959	$11,325
Jun 17	$11,619	$12,032	$11,628
Jul 17	$11,643	$12,362	$11,655
Aug 17	$11,796	$12,406	$11,808
Sep 17	$11,959	$12,670	$11,972
Oct 17	$11,805	$12,928	$11,827
Nov 17	$12,077	$13,182	$12,098
Dec 17	$12,053	$13,398	$12,079
Jan 18	$12,733	$14,119	$12,785
Feb 18	$12,165	$13,533	$12,222
Mar 18	$11,905	$13,271	$11,948
Apr 18	$12,012	$13,402	$12,047
May 18	$12,038	$13,453	$12,067
Jun 18	$12,198	$13,364	$12,238
Jul 18	$12,956	$13,728	$12,997
Aug 18	$13,334	$13,849	$13,371
Sep 18	$13,635	$13,873	$13,685
Oct 18	$12,753	$12,779	$12,801
Nov 18	$13,462	$12,976	$13,512
Dec 18	$12,397	$12,038	$12,442
Jan 19	$12,999	$13,007	$13,046
Feb 19	$13,250	$13,364	$13,300
Mar 19	$13,368	$13,499	$13,413
Apr 19	$13,027	$13,941	$13,070
May 19	$12,743	$13,118	$12,776
Jun 19	$13,601	$13,954	$13,642
Jul 19	$13,436	$13,986	$13,479
Aug 19	$13,447	$13,638	$13,489
Sep 19	$13,460	$13,920	$13,502
Oct 19	$14,148	$14,308	$14,193
Nov 19	$14,757	$14,658	$14,803
Dec 19	$15,293	$15,176	$15,343
Jan 20	$15,060	$14,971	$15,111
Feb 20	$14,006	$13,749	$14,052
Mar 20	$13,533	$11,771	$13,575
Apr 20	$15,054	$13,056	$15,101
May 20	$15,587	$13,664	$15,633
Jun 20	$15,375	$14,100	$15,421
Jul 20	$15,986	$14,812	$16,034
Aug 20	$16,349	$15,713	$16,400
Sep 20	$16,062	$15,227	$16,120
Oct 20	$15,263	$14,902	$15,319
Nov 20	$16,631	$16,802	$16,692
Dec 20	$17,202	$17,637	$17,265
Jan 21	$17,287	$17,609	$17,350
Feb 21	$16,810	$18,091	$16,873
Mar 21	$17,325	$18,540	$17,382
Apr 21	$17,924	$19,333	$17,983
May 21	$18,350	$19,618	$18,413
Jun 21	$18,830	$19,854	$18,892
Jul 21	$19,483	$19,937	$19,541
Aug 21	$20,024	$20,432	$20,101
Sep 21	$18,961	$19,630	$19,055
Oct 21	$19,784	$20,556	$19,847
Nov 21	$19,100	$19,979	$19,156
Dec 21	$20,554	$20,759	$20,645
Jan 22	$19,146	$19,665	$19,166
Feb 22	$19,009	$19,217	$19,076
Mar 22	$19,914	$19,586	$20,029
Apr 22	$19,050	$18,025	$19,162
May 22	$19,229	$18,033	$19,287
Jun 22	$18,622	$16,485	$18,662
Jul 22	$19,197	$17,643	$19,249
Aug 22	$17,998	$17,032	$18,085
Sep 22	$17,282	$15,382	$17,380
Oct 22	$18,774	$16,305	$18,851
Nov 22	$19,906	$17,550	$19,877
Dec 22	$19,590	$16,891	$19,650
Jan 23	$19,452	$18,127	$19,491
Feb 23	$18,575	$17,621	$18,671
Mar 23	$19,230	$18,040	$19,282
Apr 23	$19,910	$18,266	$19,986
May 23	$19,151	$18,045	$19,178
Jun 23	$19,744	$19,093	$19,792
Jul 23	$19,976	$19,825	$20,053
Aug 23	$19,774	$19,247	$19,864
Sep 23	$19,137	$18,449	$19,222
Oct 23	$18,427	$17,826	$18,457
Nov 23	$19,443	$19,467	$19,509
Dec 23	$20,275	$20,492	$20,340
Jan 24	$20,766	$20,530	$20,875
Feb 24	$21,255	$21,398	$21,340
Mar 24	$21,772	$22,051	$21,835
Apr 24	$20,892	$21,322	$20,989
May 24	$21,521	$22,172	$21,564
Jun 24	$21,868	$22,562	$21,944
Jul 24	$22,595	$23,036	$22,659
Aug 24	$23,828	$23,561	$23,883
Sep 24	$23,115	$24,119	$23,165
Oct 24	$21,972	$23,562	$22,023
Nov 24	$21,790	$24,472	$21,829
Dec 24	$20,396	$23,820	$20,466
Jan 25	$21,701	$24,581	$21,778
Feb 25	$22,082	$24,360	$22,099
Mar 25	$21,601	$23,428	$21,595
Apr 25	$21,147	$23,653	$21,167
May 25	$20,341	$25,016	$20,329
Jun 25	$20,604	$26,146	$20,602
Jul 25	$19,872	$26,502	$19,981
Aug 25	$20,976	$27,248	$20,993
Sep 25	$21,243	$28,166	$21,176
Oct 25	$21,812	$28,727	$21,817
Nov 25	$23,606	$28,753	$23,616
Dec 25	$23,425	$29,050	$23,466
Jan 26	$23,775	$29,995	$23,798
Feb 26	$24,520	$30,491	$24,538
Mar 26	$22,547	$28,242	$22,428

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
4.38%	5.41%	8.47%
S&P Global Broad Market Index (Net)...
20.55	8.78	10.94
S&P Global 1200 Health Care (Sector) Capped Index™ (Spliced)...
3.86	5.23	8.41

Key Fund statistics

Table Summary
Net Assets...
$3,591,275,317
Number of Portfolio Holdings...
116
Net Investment Advisory Fees...
$15,095,256
Portfolio Turnover Rate...
2%

The S&P Global 1200 Healthcare (Sector) Capped IndexTM (Spliced) reflects the performance of the S&P Global 1200 Healthcare IndexTM (Net) through March 22, 2026, and the S&P Global 1200 Healthcare (Sector) Capped IndexTM (Net) thereafter, which reflect the times when each index was the Underlying Index of the Fund.

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of March 31, 2026)

Industry allocation

Geographic allocation

Table Summary
Industry	Percent of Total InvestmentsFootnote Reference(a)
Pharmaceuticals...
48.0%
Health Care Equipment & Supplies...
17.2
Biotechnology...
15.3
Health Care Providers & Services...
12.2
Life Sciences Tools & Services...
7.2
Health Care Technology...
0.1
Table Summary
Country/Geographic Region	Percent of Total InvestmentsFootnote Reference(a)
United States...
70.1%
Switzerland...
10.0
United Kingdom...
6.3
Japan...
4.4
France...
2.5
Denmark...
1.9
Germany...
1.6
Belgium...
1.1
Australia...
1.0
China...
0.3
OtherFootnote Reference(b)...
0.8
Footnote	Description
Footnote(a)	Excludes money market funds.
Footnote(b)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Global Healthcare ETF

Annual Shareholder Report — March 31, 2026

IXJ-03/26-AR

iShares Global Industrials ETF

EXI |NYSE Arca

Annual Shareholder Report — March 31, 2026

This annual shareholder report contains important information about iShares Global Industrials ETF (the “Fund”) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Global Industrials ETF	$43	0.38%

How did the Fund perform last year?

  For the reporting period ended March 31, 2026, the Fund returned 26.43%.

  For the same period, the S&P Global Broad Market Index (Net) returned 20.55% and the S&P Global 1200 Industrials (Sector) Capped IndexTM (Spliced) returned 25.42%.

What contributed to performance?

U.S. companies within the industrials sector were the largest contributors to the Fund’s return during the reporting period. In the capital goods subsector, aerospace and defense companies were supported by record U.S. defense budgets, aircraft upgrades, and surging global orders amid geopolitical tensions. Electric utilities companies also contributed, due to increasing electricity demand from artificial intelligence (“AI”)-related data center buildouts and continued expansion of their regulated infrastructure. In the materials sector, construction, machinery and heavy transportation equipment companies gained due to robust demand for heavy equipment and power generation systems, driven by infrastructure spending and AI driven data center build outs. In Japan, trading companies and distributors benefited from a weaker yen and robust corporate governance reforms, which improved their attractiveness to foreign investors.

What detracted from performance?

In the United States, commercial and professional services stocks were modest detractors to the Fund’s return. During the reporting period, companies that provide human resource and employment services were negatively impacted by a cooling labor market, which weighed on hiring activity and payroll growth.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: April 1, 2016 through March 31, 2026

Initial investment of $10,000

Table Summary
	Fund	S&P Global Broad Market Index (Net)	S&P Global 1200 Industrials (Sector) Capped Index™ (Spliced)
Mar 16	$10,000	$10,000	$10,000
Apr 16	$10,153	$10,161	$10,152
May 16	$10,099	$10,176	$10,090
Jun 16	$9,977	$10,102	$9,972
Jul 16	$10,437	$10,554	$10,439
Aug 16	$10,546	$10,592	$10,547
Sep 16	$10,600	$10,669	$10,600
Oct 16	$10,378	$10,466	$10,383
Nov 16	$10,797	$10,573	$10,791
Dec 16	$10,912	$10,800	$10,907
Jan 17	$11,197	$11,095	$11,195
Feb 17	$11,522	$11,400	$11,517
Mar 17	$11,638	$11,535	$11,633
Apr 17	$11,960	$11,720	$11,954
May 17	$12,198	$11,959	$12,189
Jun 17	$12,320	$12,032	$12,316
Jul 17	$12,399	$12,362	$12,395
Aug 17	$12,468	$12,406	$12,459
Sep 17	$12,964	$12,670	$12,953
Oct 17	$13,161	$12,928	$13,160
Nov 17	$13,402	$13,182	$13,394
Dec 17	$13,627	$13,398	$13,618
Jan 18	$14,363	$14,119	$14,360
Feb 18	$13,732	$13,533	$13,717
Mar 18	$13,382	$13,271	$13,371
Apr 18	$13,279	$13,402	$13,268
May 18	$13,463	$13,453	$13,443
Jun 18	$13,093	$13,364	$13,071
Jul 18	$13,725	$13,728	$13,709
Aug 18	$13,700	$13,849	$13,682
Sep 18	$13,922	$13,873	$13,905
Oct 18	$12,488	$12,779	$12,475
Nov 18	$12,744	$12,976	$12,729
Dec 18	$11,676	$12,038	$11,663
Jan 19	$12,770	$13,007	$12,766
Feb 19	$13,361	$13,364	$13,355
Mar 19	$13,320	$13,499	$13,312
Apr 19	$13,911	$13,941	$13,905
May 19	$12,967	$13,118	$12,952
Jun 19	$13,898	$13,954	$13,890
Jul 19	$13,841	$13,986	$13,838
Aug 19	$13,466	$13,638	$13,460
Sep 19	$13,848	$13,920	$13,848
Oct 19	$14,264	$14,308	$14,270
Nov 19	$14,733	$14,658	$14,735
Dec 19	$14,892	$15,176	$14,901
Jan 20	$14,761	$14,971	$14,775
Feb 20	$13,322	$13,749	$13,329
Mar 20	$10,912	$11,771	$10,918
Apr 20	$11,736	$13,056	$11,746
May 20	$12,488	$13,664	$12,491
Jun 20	$12,807	$14,100	$12,812
Jul 20	$13,247	$14,812	$13,253
Aug 20	$14,442	$15,713	$14,450
Sep 20	$14,316	$15,227	$14,325
Oct 20	$13,933	$14,902	$13,945
Nov 20	$16,130	$16,802	$16,143
Dec 20	$16,511	$17,637	$16,529
Jan 21	$16,054	$17,609	$16,076
Feb 21	$16,875	$18,091	$16,896
Mar 21	$17,925	$18,540	$17,943
Apr 21	$18,423	$19,333	$18,442
May 21	$19,036	$19,618	$19,066
Jun 21	$18,636	$19,854	$18,657
Jul 21	$18,922	$19,937	$18,934
Aug 21	$19,257	$20,432	$19,294
Sep 21	$18,313	$19,630	$18,389
Oct 21	$19,157	$20,556	$19,181
Nov 21	$18,383	$19,979	$18,400
Dec 21	$19,403	$20,759	$19,440
Jan 22	$18,247	$19,665	$18,194
Feb 22	$17,831	$19,217	$17,886
Mar 22	$18,201	$19,586	$18,323
Apr 22	$16,726	$18,025	$16,830
May 22	$16,765	$18,033	$16,780
Jun 22	$15,301	$16,485	$15,286
Jul 22	$16,743	$17,643	$16,718
Aug 22	$15,953	$17,032	$16,020
Sep 22	$14,313	$15,382	$14,374
Oct 22	$15,910	$16,305	$15,948
Nov 22	$17,529	$17,550	$17,388
Dec 22	$17,026	$16,891	$17,059
Jan 23	$18,034	$18,127	$18,025
Feb 23	$17,798	$17,621	$17,859
Mar 23	$18,241	$18,040	$18,253
Apr 23	$18,337	$18,266	$18,351
May 23	$17,834	$18,045	$17,835
Jun 23	$19,434	$19,093	$19,436
Jul 23	$19,933	$19,825	$19,984
Aug 23	$19,281	$19,247	$19,339
Sep 23	$18,251	$18,449	$18,324
Oct 23	$17,586	$17,826	$17,573
Nov 23	$19,322	$19,467	$19,366
Dec 23	$20,717	$20,492	$20,767
Jan 24	$20,572	$20,530	$20,727
Feb 24	$21,885	$21,398	$21,933
Mar 24	$22,701	$22,051	$22,746
Apr 24	$21,969	$21,322	$22,087
May 24	$22,680	$22,172	$22,683
Jun 24	$22,178	$22,562	$22,219
Jul 24	$23,121	$23,036	$23,202
Aug 24	$23,756	$23,561	$23,790
Sep 24	$24,450	$24,119	$24,501
Oct 24	$23,759	$23,562	$23,828
Nov 24	$24,824	$24,472	$24,854
Dec 24	$23,322	$23,820	$23,431
Jan 25	$24,415	$24,581	$24,556
Feb 25	$24,452	$24,360	$24,466
Mar 25	$24,011	$23,428	$24,001
Apr 25	$24,591	$23,653	$24,629
May 25	$26,597	$25,016	$26,673
Jun 25	$27,533	$26,146	$27,554
Jul 25	$27,869	$26,502	$28,018
Aug 25	$28,112	$27,248	$28,246
Sep 25	$28,869	$28,166	$28,919
Oct 25	$29,044	$28,727	$29,127
Nov 25	$28,675	$28,753	$28,758
Dec 25	$29,283	$29,050	$29,412
Jan 26	$31,355	$29,995	$31,496
Feb 26	$33,506	$30,491	$33,653
Mar 26	$30,358	$28,242	$30,102

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
26.43%	11.11%	11.74%
S&P Global Broad Market Index (Net)...
20.55	8.78	10.94
S&P Global 1200 Industrials (Sector) Capped Index™ (Spliced)...
25.42	10.90	11.65

Key Fund statistics

Table Summary
Net Assets...
$1,177,242,085
Number of Portfolio Holdings...
216
Net Investment Advisory Fees...
$3,789,863
Portfolio Turnover Rate...
6%

The S&P Global 1200 Industrials (Sector) Capped IndexTM (Spliced) reflects the performance of the S&P Global 1200 Industrials IndexTM (Net) through March 22, 2026, and the S&P Global 1200 Industrials (Sector) Capped IndexTM (Net) thereafter, which reflect the times when each index was the Underlying Index of the Fund.

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of March 31, 2026)

Industry allocation

Geographic allocation

Table Summary
Industry	Percent of Total InvestmentsFootnote Reference(a)
Aerospace & Defense...
21.5%
Machinery...
18.6
Electrical Equipment...
14.6
Ground Transportation...
7.6
Trading Companies & Distributors...
7.2
Industrial Conglomerates...
6.6
Professional Services...
4.9
Building Products...
4.7
Construction & Engineering...
4.3
Commercial Services & Supplies...
4.0
OtherFootnote Reference(b)...
6.0
Table Summary
Country/Geographic Region	Percent of Total InvestmentsFootnote Reference(a)
United States...
54.9%
Japan...
14.3
France...
6.6
Germany...
5.4
United Kingdom...
4.3
Sweden...
3.3
Switzerland...
2.4
Canada...
2.3
Denmark...
1.0
South Korea...
0.9
OtherFootnote Reference(b)...
4.6
Footnote	Description
Footnote(a)	Excludes money market funds.
Footnote(b)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Global Industrials ETF

Annual Shareholder Report — March 31, 2026

EXI-03/26-AR

iShares Global Materials ETF

MXI |NYSE Arca

Annual Shareholder Report — March 31, 2026

This annual shareholder report contains important information about iShares Global Materials ETF (the “Fund”) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Global Materials ETF	$44	0.38%

How did the Fund perform last year?

  For the reporting period ended March 31, 2026, the Fund returned 32.82%.

  For the same period, the S&P Global Broad Market Index (Net) returned 20.55% and the S&P Global 1200 Materials (Sector) Capped IndexTM (Spliced) returned 31.91%.

What contributed to performance?

Canadian gold miners were the largest contributors to the Fund’s return. During the reporting period, the price of gold rose sharply, reaching repeated record highs as persistent geopolitical uncertainty, including conflicts in Europe and the Middle East, boosted demand for safe-haven assets. Meanwhile, continued and unusually heavy central bank buying tightened physical supply. In the United States, metals and mining stocks were supported by rising gold prices as well as higher copper prices, with growing demand for power infrastructure and data center development improved sentiment toward long-term copper demand. U.K.-listed diversified metals and mining firms advanced on the back of stronger copper prices and improving operational efficiencies.

What detracted from performance?

During the reporting period, there were no significant detractors from the Fund’s performance.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: April 1, 2016 through March 31, 2026

Initial investment of $10,000

Table Summary
	Fund	S&P Global Broad Market Index (Net)	S&P Global 1200 Materials (Sector) Capped Index™ (Spliced)
Mar 16	$10,000	$10,000	$10,000
Apr 16	$10,840	$10,161	$10,847
May 16	$10,321	$10,176	$10,323
Jun 16	$10,338	$10,102	$10,343
Jul 16	$11,039	$10,554	$11,045
Aug 16	$11,124	$10,592	$11,127
Sep 16	$11,310	$10,669	$11,311
Oct 16	$11,321	$10,466	$11,328
Nov 16	$11,596	$10,573	$11,608
Dec 16	$11,740	$10,800	$11,752
Jan 17	$12,587	$11,095	$12,604
Feb 17	$12,517	$11,400	$12,536
Mar 17	$12,613	$11,535	$12,632
Apr 17	$12,657	$11,720	$12,680
May 17	$12,691	$11,959	$12,706
Jun 17	$12,859	$12,032	$12,877
Jul 17	$13,532	$12,362	$13,554
Aug 17	$13,858	$12,406	$13,886
Sep 17	$14,080	$12,670	$14,102
Oct 17	$14,507	$12,928	$14,534
Nov 17	$14,617	$13,182	$14,625
Dec 17	$15,209	$13,398	$15,223
Jan 18	$16,008	$14,119	$16,026
Feb 18	$15,157	$13,533	$15,177
Mar 18	$14,610	$13,271	$14,625
Apr 18	$14,896	$13,402	$14,919
May 18	$15,031	$13,453	$15,050
Jun 18	$14,822	$13,364	$14,844
Jul 18	$15,154	$13,728	$15,179
Aug 18	$14,674	$13,849	$14,697
Sep 18	$14,828	$13,873	$14,854
Oct 18	$13,459	$12,779	$13,485
Nov 18	$13,280	$12,976	$13,309
Dec 18	$12,806	$12,038	$12,833
Jan 19	$13,777	$13,007	$13,815
Feb 19	$14,113	$13,364	$14,156
Mar 19	$14,298	$13,499	$14,339
Apr 19	$14,578	$13,941	$14,625
May 19	$13,532	$13,118	$13,566
Jun 19	$14,933	$13,954	$14,978
Jul 19	$14,569	$13,986	$14,613
Aug 19	$13,956	$13,638	$13,998
Sep 19	$14,350	$13,920	$14,394
Oct 19	$14,683	$14,308	$14,733
Nov 19	$14,958	$14,658	$15,009
Dec 19	$15,631	$15,176	$15,686
Jan 20	$14,754	$14,971	$14,813
Feb 20	$13,288	$13,749	$13,340
Mar 20	$11,487	$11,771	$11,533
Apr 20	$13,057	$13,056	$13,117
May 20	$13,903	$13,664	$13,969
Jun 20	$14,518	$14,100	$14,584
Jul 20	$15,559	$14,812	$15,635
Aug 20	$16,318	$15,713	$16,399
Sep 20	$16,224	$15,227	$16,311
Oct 20	$15,771	$14,902	$15,860
Nov 20	$17,949	$16,802	$18,054
Dec 20	$19,094	$17,637	$19,210
Jan 21	$18,876	$17,609	$18,993
Feb 21	$19,612	$18,091	$19,734
Mar 21	$20,306	$18,540	$20,430
Apr 21	$21,455	$19,333	$21,593
May 21	$22,346	$19,618	$22,502
Jun 21	$21,559	$19,854	$21,686
Jul 21	$22,083	$19,937	$22,219
Aug 21	$21,879	$20,432	$22,044
Sep 21	$20,192	$19,630	$20,392
Oct 21	$21,075	$20,556	$21,220
Nov 21	$20,605	$19,979	$20,720
Dec 21	$22,026	$20,759	$22,178
Jan 22	$21,244	$19,665	$21,302
Feb 22	$21,644	$19,217	$21,775
Mar 22	$22,781	$19,586	$23,034
Apr 22	$21,338	$18,025	$21,630
May 22	$21,726	$18,033	$21,894
Jun 22	$18,450	$16,485	$18,514
Jul 22	$19,109	$17,643	$19,148
Aug 22	$18,360	$17,032	$18,556
Sep 22	$16,913	$15,382	$17,077
Oct 22	$17,888	$16,305	$18,006
Nov 22	$20,759	$17,550	$20,672
Dec 22	$20,007	$16,891	$20,120
Jan 23	$22,189	$18,127	$22,270
Feb 23	$20,784	$17,621	$20,995
Mar 23	$21,240	$18,040	$21,365
Apr 23	$21,124	$18,266	$21,226
May 23	$19,647	$18,045	$19,730
Jun 23	$21,178	$19,093	$21,279
Jul 23	$22,219	$19,825	$22,380
Aug 23	$21,129	$19,247	$21,319
Sep 23	$20,242	$18,449	$20,447
Oct 23	$19,641	$17,826	$19,722
Nov 23	$21,431	$19,467	$21,605
Dec 23	$22,907	$20,492	$23,089
Jan 24	$21,570	$20,530	$21,878
Feb 24	$22,086	$21,398	$22,235
Mar 24	$23,448	$22,051	$23,599
Apr 24	$22,727	$21,322	$23,000
May 24	$23,519	$22,172	$23,599
Jun 24	$22,544	$22,562	$22,694
Jul 24	$23,250	$23,036	$23,386
Aug 24	$23,631	$23,561	$23,785
Sep 24	$24,763	$24,119	$24,999
Oct 24	$23,259	$23,562	$23,437
Nov 24	$22,946	$24,472	$23,072
Dec 24	$21,016	$23,820	$21,190
Jan 25	$22,018	$24,581	$22,265
Feb 25	$22,245	$24,360	$22,386
Mar 25	$22,084	$23,428	$22,137
Apr 25	$22,236	$23,653	$22,392
May 25	$22,934	$25,016	$23,070
Jun 25	$23,428	$26,146	$23,532
Jul 25	$23,082	$26,502	$23,293
Aug 25	$24,661	$27,248	$24,863
Sep 25	$25,340	$28,166	$25,495
Oct 25	$24,683	$28,727	$24,851
Nov 25	$25,688	$28,753	$25,861
Dec 25	$26,684	$29,050	$26,901
Jan 26	$29,106	$29,995	$29,505
Feb 26	$32,089	$30,491	$32,367
Mar 26	$29,334	$28,242	$29,201

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
32.82%	7.63%	11.36%
S&P Global Broad Market Index (Net)...
20.55	8.78	10.94
S&P Global 1200 Materials (Sector) Capped Index™ (Spliced)...
31.91	7.40	11.31

Key Fund statistics

Table Summary
Net Assets...
$318,902,953
Number of Portfolio Holdings...
92
Net Investment Advisory Fees...
$931,833
Portfolio Turnover Rate...
11%

The S&P Global 1200 Materials (Sector) Capped IndexTM (Spliced) reflects the performance of the S&P Global 1200 Materials IndexTM (Net)through March 22, 2026, and the S&P Global 1200 Materials (Sector) Capped IndexTM (Net) thereafter, which reflect the times when each index was the Underlying Index of the Fund.

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of March 31, 2026)

Industry allocation

Geographic allocation

Table Summary
Industry	Percent of Total InvestmentsFootnote Reference(a)
Metals & Mining...
47.9%
Chemicals...
39.0
Construction Materials...
7.7
Containers & Packaging...
4.2
Paper & Forest Products...
1.2
Table Summary
Country/Geographic Region	Percent of Total InvestmentsFootnote Reference(a)
United States...
39.7%
Canada...
13.6
Australia...
11.3
United Kingdom...
8.9
Japan...
6.0
France...
5.0
Switzerland...
3.4
Germany...
3.2
Brazil...
2.1
Mexico...
1.7
OtherFootnote Reference(b)...
5.1
Footnote	Description
Footnote(a)	Excludes money market funds.
Footnote(b)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Global Materials ETF

Annual Shareholder Report — March 31, 2026

MXI-03/26-AR

iShares Global Tech ETF

IXN |NYSE Arca

Annual Shareholder Report — March 31, 2026

This annual shareholder report contains important information about iShares Global Tech ETF (the “Fund”) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Global Tech ETF	$44	0.38%

How did the Fund perform last year?

  For the reporting period ended March 31, 2026, the Fund returned 33.26%.

  For the same period, the S&P Global Broad Market Index (Net) returned 20.55% and the S&P Global 1200 Information Technology 4.5/22.5/45 Capped IndexTM (Spliced) returned 32.55%.

What contributed to performance?

Semiconductor stocks in the United States meaningfully contributed to the Fund’s return during the reporting period, driven by robust demand for artificial intelligence (“AI”), cloud computing, and data center infrastructure. Companies focused on the most advanced chip designs benefited as sustained capital investment in leading-edge manufacturing capacity supported strong order growth. Semiconductor materials and equipment companies, the businesses that supply the specialized tools and raw inputs chipmakers need to build next-generation facilities, were also notable contributors, as elevated customer spending translated into strong order activity, longer-term supply agreements, and improved earnings visibility. In Taiwan, a dominant chip manufacturer contributed amid surging demand for its advanced packaging technologies used in AI processors. Likewise, improving memory pricing and growing demand for artificial intelligence-related memory chips supported a large memory chip manufacturer in Korea.

What detracted from performance?

During the reporting period, software and services stocks in the United States detracted from the Fund’s return, amid growing investor concerns over AI tools disrupting the revenue streams of traditional software models.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: April 1, 2016 through March 31, 2026

Initial investment of $10,000

Table Summary
	Fund	S&P Global Broad Market Index (Net)	S&P Global 1200 Information Technology 4.5/22.5/45 Capped Index™ (Spliced)
Mar 16	$10,000	$10,000	$10,000
Apr 16	$9,542	$10,161	$9,546
May 16	$9,979	$10,176	$9,980
Jun 16	$9,792	$10,102	$9,795
Jul 16	$10,602	$10,554	$10,609
Aug 16	$10,837	$10,592	$10,843
Sep 16	$11,107	$10,669	$11,116
Oct 16	$11,046	$10,466	$11,059
Nov 16	$10,967	$10,573	$10,977
Dec 16	$11,122	$10,800	$11,130
Jan 17	$11,651	$11,095	$11,663
Feb 17	$12,164	$11,400	$12,175
Mar 17	$12,540	$11,535	$12,559
Apr 17	$12,890	$11,720	$12,914
May 17	$13,503	$11,959	$13,527
Jun 17	$13,287	$12,032	$13,313
Jul 17	$13,883	$12,362	$13,914
Aug 17	$14,261	$12,406	$14,295
Sep 17	$14,438	$12,670	$14,474
Oct 17	$15,513	$12,928	$15,555
Nov 17	$15,655	$13,182	$15,696
Dec 17	$15,657	$13,398	$15,700
Jan 18	$16,813	$14,119	$16,866
Feb 18	$16,665	$13,533	$16,714
Mar 18	$16,095	$13,271	$16,161
Apr 18	$16,099	$13,402	$16,154
May 18	$17,012	$13,453	$17,074
Jun 18	$16,831	$13,364	$16,895
Jul 18	$17,103	$13,728	$17,175
Aug 18	$18,083	$13,849	$18,163
Sep 18	$17,940	$13,873	$18,017
Oct 18	$16,416	$12,779	$16,485
Nov 18	$16,107	$12,976	$16,173
Dec 18	$14,853	$12,038	$14,914
Jan 19	$15,944	$13,007	$16,015
Feb 19	$16,887	$13,364	$16,958
Mar 19	$17,594	$13,499	$17,669
Apr 19	$18,665	$13,941	$18,750
May 19	$17,081	$13,118	$17,155
Jun 19	$18,611	$13,954	$18,691
Jul 19	$19,071	$13,986	$19,159
Aug 19	$18,719	$13,638	$18,808
Sep 19	$19,124	$13,920	$19,216
Oct 19	$19,920	$14,308	$20,019
Nov 19	$20,888	$14,658	$20,994
Dec 19	$21,927	$15,176	$22,043
Jan 20	$22,537	$14,971	$22,663
Feb 20	$20,955	$13,749	$21,068
Mar 20	$19,059	$11,771	$19,158
Apr 20	$21,529	$13,056	$21,646
May 20	$22,947	$13,664	$23,071
Jun 20	$24,611	$14,100	$24,745
Jul 20	$26,192	$14,812	$26,342
Aug 20	$28,762	$15,713	$28,929
Sep 20	$27,572	$15,227	$27,736
Oct 20	$26,204	$14,902	$26,365
Nov 20	$29,481	$16,802	$29,666
Dec 20	$31,523	$17,637	$31,731
Jan 21	$31,491	$17,609	$31,681
Feb 21	$31,906	$18,091	$32,098
Mar 21	$32,205	$18,540	$32,405
Apr 21	$33,877	$19,333	$34,113
May 21	$33,591	$19,618	$33,853
Jun 21	$35,564	$19,854	$35,808
Jul 21	$36,696	$19,937	$36,930
Aug 21	$37,992	$20,432	$38,296
Sep 21	$35,766	$19,630	$36,083
Oct 21	$38,238	$20,556	$38,532
Nov 21	$39,427	$19,979	$39,740
Dec 21	$40,805	$20,759	$41,152
Jan 22	$37,775	$19,665	$37,967
Feb 22	$35,839	$19,217	$36,123
Mar 22	$36,678	$19,586	$37,069
Apr 22	$32,518	$18,025	$32,871
May 22	$32,407	$18,033	$32,711
Jun 22	$29,065	$16,485	$29,312
Jul 22	$32,788	$17,643	$33,048
Aug 22	$30,693	$17,032	$31,014
Sep 22	$26,881	$15,382	$27,171
Oct 22	$28,910	$16,305	$29,208
Nov 22	$31,279	$17,550	$31,420
Dec 22	$28,649	$16,891	$28,914
Jan 23	$31,648	$18,127	$31,936
Feb 23	$31,436	$17,621	$31,795
Mar 23	$34,718	$18,040	$35,052
Apr 23	$34,582	$18,266	$34,913
May 23	$37,652	$18,045	$38,028
Jun 23	$39,834	$19,093	$40,218
Jul 23	$40,593	$19,825	$41,019
Aug 23	$39,657	$19,247	$40,088
Sep 23	$37,058	$18,449	$37,467
Oct 23	$37,039	$17,826	$37,402
Nov 23	$41,972	$19,467	$42,452
Dec 23	$43,770	$20,492	$44,286
Jan 24	$44,888	$20,530	$45,463
Feb 24	$47,262	$21,398	$47,775
Mar 24	$48,105	$22,051	$48,659
Apr 24	$45,315	$21,322	$45,969
May 24	$49,058	$22,172	$49,595
Jun 24	$53,359	$22,562	$54,063
Jul 24	$51,961	$23,036	$52,487
Aug 24	$52,367	$23,561	$53,006
Sep 24	$53,188	$24,119	$53,891
Oct 24	$51,857	$23,562	$52,676
Nov 24	$53,958	$24,472	$54,585
Dec 24	$54,713	$23,820	$55,509
Jan 25	$54,020	$24,581	$54,945
Feb 25	$53,240	$24,360	$54,032
Mar 25	$48,898	$23,428	$49,439
Apr 25	$49,724	$23,653	$50,423
May 25	$54,299	$25,016	$55,155
Jun 25	$59,635	$26,146	$60,470
Jul 25	$61,909	$26,502	$62,984
Aug 25	$61,731	$27,248	$62,750
Sep 25	$66,656	$28,166	$67,619
Oct 25	$71,413	$28,727	$72,571
Nov 25	$67,479	$28,753	$68,504
Dec 25	$68,587	$29,050	$69,706
Jan 26	$69,864	$29,995	$71,150
Feb 26	$69,536	$30,491	$70,789
Mar 26	$65,159	$28,242	$65,530

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
33.26%	15.14%	20.61%
S&P Global Broad Market Index (Net)...
20.55	8.78	10.94
S&P Global 1200 Information Technology 4.5/22.5/45 Capped Index™ (Spliced)...
32.55	15.12	20.68

Key Fund statistics

Table Summary
Net Assets...
$6,258,609,900
Number of Portfolio Holdings...
130
Net Investment Advisory Fees...
$22,035,065
Portfolio Turnover Rate...
32%

The S&P Global 1200 Information Technology 4.5/22.5/45 Capped IndexTM (Spliced) reflects the performance of the S&P Global 1200 Information Technology Sector IndexTM (Net) through April 19, 2023, and the S&P Global 1200 Information Technology 4.5/22.5/45 Capped IndexTM (Net) thereafter, which reflect the times when each index was the Underlying Index of the Fund.

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of March 31, 2026)

Industry allocation

Geographic allocation

Table Summary
Industry	Percent of Total InvestmentsFootnote Reference(a)
Semiconductors & Semiconductor Equipment...
45.6%
Software...
21.5
Technology Hardware, Storage & Peripherals...
19.4
Electronic Equipment, Instruments & Components...
5.2
IT Services...
4.2
Communications Equipment...
4.1
Table Summary
Country/Geographic Region	Percent of Total InvestmentsFootnote Reference(a)
United States...
76.5%
Taiwan...
6.5
South Korea...
5.6
Japan...
3.7
Netherlands...
3.3
Germany...
1.4
Canada...
1.4
China...
0.4
Sweden...
0.3
France...
0.3
OtherFootnote Reference(b)...
0.6
Footnote	Description
Footnote(a)	Excludes money market funds.
Footnote(b)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Global Tech ETF

Annual Shareholder Report — March 31, 2026

IXN-03/26-AR

iShares Global Utilities ETF

JXI |NYSE Arca

Annual Shareholder Report — March 31, 2026

This annual shareholder report contains important information about iShares Global Utilities ETF (the “Fund”) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Global Utilities ETF	$45	0.39%

How did the Fund perform last year?

  For the reporting period ended March 31, 2026, the Fund returned 28.29%.

  For the same period, the S&P Global Broad Market Index (Net) returned 20.55% and the S&P Global 1200 Utilities (Sector) Capped IndexTM (Spliced) returned 27.37%.

What contributed to performance?

Global utilities stocks were supported during the reporting period by falling bond yields and rising electricity demand tied to data center expansion and electrification trends. Electric utilities stocks in the United States were the largest drivers of performance, as artificial intelligence-related activities and electrification trends boosted power consumption. Firms in the multi-utilities subsector were also beneficial, helped by data center power usage. Also contributing was a Spanish global energy company, driven by steady growth in its regulated electricity networks as well as rising power demand from data center growth. A multinational utility company headquartered in the United Kingdom also gained, supported by steady growth from its regulated networks in the U.K. and the northeastern United States.

What detracted from performance?

There were no significant detractors from the Fund’s return during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: April 1, 2016 through March 31, 2026

Initial investment of $10,000

Table Summary
	Fund	S&P Global Broad Market Index (Net)	S&P Global 1200 Utilities (Sector) Capped Index™ (Spliced)
Mar 16	$10,000	$10,000	$10,000
Apr 16	$9,965	$10,161	$9,966
May 16	$9,954	$10,176	$9,949
Jun 16	$10,483	$10,102	$10,479
Jul 16	$10,557	$10,554	$10,554
Aug 16	$10,017	$10,592	$10,002
Sep 16	$10,092	$10,669	$10,075
Oct 16	$9,994	$10,466	$9,979
Nov 16	$9,337	$10,573	$9,316
Dec 16	$9,752	$10,800	$9,723
Jan 17	$9,845	$11,095	$9,813
Feb 17	$10,265	$11,400	$10,232
Mar 17	$10,461	$11,535	$10,425
Apr 17	$10,515	$11,720	$10,480
May 17	$11,137	$11,959	$11,099
Jun 17	$10,862	$12,032	$10,821
Jul 17	$11,148	$12,362	$11,105
Aug 17	$11,511	$12,406	$11,462
Sep 17	$11,232	$12,670	$11,181
Oct 17	$11,542	$12,928	$11,493
Nov 17	$11,731	$13,182	$11,673
Dec 17	$11,189	$13,398	$11,130
Jan 18	$11,067	$14,119	$11,006
Feb 18	$10,560	$13,533	$10,494
Mar 18	$10,997	$13,271	$10,923
Apr 18	$11,275	$13,402	$11,204
May 18	$11,004	$13,453	$10,925
Jun 18	$11,237	$13,364	$11,156
Jul 18	$11,455	$13,728	$11,374
Aug 18	$11,379	$13,849	$11,291
Sep 18	$11,319	$13,873	$11,229
Oct 18	$11,283	$12,779	$11,193
Nov 18	$11,684	$12,976	$11,588
Dec 18	$11,415	$12,038	$11,318
Jan 19	$11,999	$13,007	$11,898
Feb 19	$12,304	$13,364	$12,190
Mar 19	$12,581	$13,499	$12,466
Apr 19	$12,574	$13,941	$12,461
May 19	$12,467	$13,118	$12,343
Jun 19	$12,935	$13,954	$12,804
Jul 19	$12,888	$13,986	$12,751
Aug 19	$13,338	$13,638	$13,189
Sep 19	$13,829	$13,920	$13,675
Oct 19	$13,865	$14,308	$13,715
Nov 19	$13,606	$14,658	$13,452
Dec 19	$14,157	$15,176	$13,996
Jan 20	$14,994	$14,971	$14,826
Feb 20	$13,841	$13,749	$13,679
Mar 20	$12,224	$11,771	$12,075
Apr 20	$12,571	$13,056	$12,434
May 20	$13,147	$13,664	$12,981
Jun 20	$12,995	$14,100	$12,829
Jul 20	$13,928	$14,812	$13,738
Aug 20	$13,711	$15,713	$13,519
Sep 20	$13,665	$15,227	$13,470
Oct 20	$13,921	$14,902	$13,725
Nov 20	$14,603	$16,802	$14,391
Dec 20	$14,875	$17,637	$14,661
Jan 21	$14,714	$17,609	$14,499
Feb 21	$13,891	$18,091	$13,683
Mar 21	$14,999	$18,540	$14,765
Apr 21	$15,484	$19,333	$15,243
May 21	$15,418	$19,618	$15,165
Jun 21	$14,913	$19,854	$14,666
Jul 21	$15,388	$19,937	$15,139
Aug 21	$15,923	$20,432	$15,650
Sep 21	$14,772	$19,630	$14,526
Oct 21	$15,543	$20,556	$15,271
Nov 21	$15,214	$19,979	$14,919
Dec 21	$16,484	$20,759	$16,177
Jan 22	$16,058	$19,665	$15,718
Feb 22	$15,888	$19,217	$15,613
Mar 22	$16,737	$19,586	$16,456
Apr 22	$16,116	$18,025	$15,850
May 22	$16,671	$18,033	$16,329
Jun 22	$15,549	$16,485	$15,210
Jul 22	$16,325	$17,643	$15,972
Aug 22	$16,044	$17,032	$15,728
Sep 22	$14,177	$15,382	$13,903
Oct 22	$14,659	$16,305	$14,326
Nov 22	$15,908	$17,550	$15,451
Dec 22	$15,808	$16,891	$15,436
Jan 23	$15,860	$18,127	$15,462
Feb 23	$15,097	$17,621	$14,761
Mar 23	$15,912	$18,040	$15,529
Apr 23	$16,430	$18,266	$16,021
May 23	$15,559	$18,045	$15,125
Jun 23	$15,962	$19,093	$15,532
Jul 23	$16,205	$19,825	$15,788
Aug 23	$15,296	$19,247	$14,890
Sep 23	$14,452	$18,449	$14,044
Oct 23	$14,562	$17,826	$14,124
Nov 23	$15,527	$19,467	$15,071
Dec 23	$15,941	$20,492	$15,466
Jan 24	$15,366	$20,530	$14,950
Feb 24	$15,220	$21,398	$14,748
Mar 24	$16,094	$22,051	$15,582
Apr 24	$16,181	$21,322	$15,688
May 24	$17,472	$22,172	$16,876
Jun 24	$16,583	$22,562	$16,039
Jul 24	$17,712	$23,036	$17,121
Aug 24	$18,541	$23,561	$17,911
Sep 24	$19,555	$24,119	$18,902
Oct 24	$19,022	$23,562	$18,371
Nov 24	$19,422	$24,472	$18,744
Dec 24	$18,006	$23,820	$17,386
Jan 25	$18,478	$24,581	$17,857
Feb 25	$18,889	$24,360	$18,229
Mar 25	$19,386	$23,428	$18,690
Apr 25	$20,025	$23,653	$19,318
May 25	$20,678	$25,016	$19,895
Jun 25	$21,001	$26,146	$20,185
Jul 25	$21,414	$26,502	$20,621
Aug 25	$21,365	$27,248	$20,556
Sep 25	$22,137	$28,166	$21,294
Oct 25	$22,766	$28,727	$21,901
Nov 25	$23,359	$28,753	$22,452
Dec 25	$22,662	$29,050	$21,794
Jan 26	$23,547	$29,995	$22,649
Feb 26	$25,782	$30,491	$24,773
Mar 26	$24,870	$28,242	$23,805

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
28.29%	10.64%	9.54%
S&P Global Broad Market Index (Net)...
20.55	8.78	10.94
S&P Global 1200 Utilities (Sector) Capped Index™ (Spliced)...
27.37	10.02	9.06

Key Fund statistics

Table Summary
Net Assets...
$318,886,379
Number of Portfolio Holdings...
69
Net Investment Advisory Fees...
$846,371
Portfolio Turnover Rate...
6%

The S&P Global 1200 Utilities (Sector) Capped IndexTM (Spliced) reflects the performance of the S&P Global 1200 Utilities Index (Net) through May 2, 2021, and the S&P Global 1200 Utilities (Sector) Capped IndexTM (Net) thereafter, which reflect the times when each index was the Underlying Index of the Fund.

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of March 31, 2026)

Industry allocation

Geographic allocation

Table Summary
Industry	Percent of Total InvestmentsFootnote Reference(a)
Electric Utilities...
60.8%
Multi-Utilities...
27.0
Independent Power and Renewable Electricity Producers...
5.0
Gas Utilities...
4.4
Water Utilities...
2.8
Table Summary
Country/Geographic Region	Percent of Total InvestmentsFootnote Reference(a)
United States...
62.2%
Spain...
7.6
United Kingdom...
7.0
Italy...
5.1
Germany...
4.1
France...
3.7
Japan...
2.7
Canada...
2.5
Brazil...
1.1
Australia...
1.1
OtherFootnote Reference(b)...
2.9
Footnote	Description
Footnote(a)	Excludes money market funds.
Footnote(b)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Global Utilities ETF

Annual Shareholder Report — March 31, 2026

JXI-03/26-AR

iShares Asia 50 ETF

AIA |NASDAQ

Annual Shareholder Report — March 31, 2026

This annual shareholder report contains important information about iShares Asia 50 ETF (the “Fund”) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Asia 50 ETF	$63	0.50%

How did the Fund perform last year?

  For the reporting period ended March 31, 2026, the Fund returned 50.02%.

  For the same period, the S&P Developed ex US Broad Market Index (Net) returned 27.35% and the S&P Asia 50 Capped Index (Spliced) returned 46.32%.

What contributed to performance?

Taiwanese stocks were the leading contributor to the Fund’s return during the reporting report. In particular, the world’s largest independent semiconductor foundry benefited from global spending on artificial intelligence (“AI”). Additionally, a provider of solutions and cooling systems and components for data centers gained due to significant demand for AI server power supplies and liquid cooling systems. In Korea, information technology companies also contributed. A diversified electronics conglomerate surged on demand for high-bandwidth memory chips essential for AI computing, while a pure-play memory manufacturer was driven by its leadership position supplying advanced AI chips to the world's largest technology companies.

What detracted from performance?

Chinese stocks were modest detractors from the Fund’s return during the reporting period. A large on-demand delivery company in the consumer discretionary sector suffered amid intense price competition. In the information technology sector, a manufacturer of both smart phones and electronic vehicles (“EV”) was pressured by rising memory costs and uncertainty over the sustainability of its EV business.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: April 1, 2016 through March 31, 2026

Initial investment of $10,000

Table Summary
	Fund	S&P Developed ex US Broad Market Index (Net)	S&P Asia 50 Capped Index (Spliced)
Mar 16	$10,000	$10,000	$10,000
Apr 16	$9,920	$10,310	$9,954
May 16	$9,816	$10,202	$9,857
Jun 16	$10,231	$9,904	$10,280
Jul 16	$10,785	$10,409	$10,844
Aug 16	$11,212	$10,414	$11,282
Sep 16	$11,461	$10,563	$11,540
Oct 16	$11,329	$10,330	$11,414
Nov 16	$11,189	$10,142	$11,283
Dec 16	$10,962	$10,444	$11,016
Jan 17	$11,680	$10,783	$11,746
Feb 17	$11,990	$10,935	$12,061
Mar 17	$12,338	$11,209	$12,451
Apr 17	$12,605	$11,461	$12,730
May 17	$13,197	$11,870	$13,336
Jun 17	$13,448	$11,892	$13,595
Jul 17	$14,186	$12,251	$14,356
Aug 17	$14,337	$12,249	$14,524
Sep 17	$14,341	$12,557	$14,530
Oct 17	$15,135	$12,779	$15,347
Nov 17	$15,371	$12,923	$15,596
Dec 17	$15,731	$13,173	$15,933
Jan 18	$17,102	$13,785	$17,326
Feb 18	$16,175	$13,143	$16,386
Mar 18	$16,005	$12,932	$16,224
Apr 18	$16,206	$13,234	$16,450
May 18	$15,853	$13,000	$16,113
Jun 18	$15,117	$12,801	$15,354
Jul 18	$15,120	$13,048	$15,364
Aug 18	$15,084	$12,857	$15,346
Sep 18	$15,043	$12,938	$15,298
Oct 18	$13,253	$11,824	$13,476
Nov 18	$13,816	$11,841	$14,070
Dec 18	$13,538	$11,220	$13,794
Jan 19	$14,615	$12,050	$14,897
Feb 19	$14,828	$12,328	$15,121
Mar 19	$14,911	$12,361	$15,195
Apr 19	$15,385	$12,683	$15,689
May 19	$13,919	$12,052	$14,209
Jun 19	$15,071	$12,747	$15,382
Jul 19	$14,827	$12,578	$15,142
Aug 19	$13,986	$12,260	$14,297
Sep 19	$14,522	$12,614	$14,841
Oct 19	$15,142	$13,053	$15,485
Nov 19	$15,132	$13,219	$15,494
Dec 19	$16,495	$13,700	$16,891
Jan 20	$15,772	$13,398	$16,158
Feb 20	$15,417	$12,194	$15,803
Mar 20	$14,017	$10,438	$14,357
Apr 20	$14,865	$11,245	$15,437
May 20	$14,727	$11,776	$15,114
Jun 20	$16,304	$12,175	$16,735
Jul 20	$17,554	$12,542	$18,035
Aug 20	$18,042	$13,227	$18,558
Sep 20	$17,778	$12,927	$18,278
Oct 20	$18,582	$12,465	$19,127
Nov 20	$20,382	$14,365	$21,008
Dec 20	$22,109	$15,149	$22,803
Jan 21	$23,641	$15,023	$24,365
Feb 21	$23,839	$15,396	$24,574
Mar 21	$23,018	$15,741	$23,747
Apr 21	$23,570	$16,256	$24,387
May 21	$23,180	$16,790	$24,291
Jun 21	$23,411	$16,608	$24,200
Jul 21	$21,350	$16,672	$22,126
Aug 21	$21,271	$16,962	$22,123
Sep 21	$20,016	$16,446	$20,806
Oct 21	$20,457	$16,854	$21,334
Nov 21	$19,459	$16,018	$20,306
Dec 21	$19,732	$16,796	$20,585
Jan 22	$19,968	$15,899	$20,225
Feb 22	$18,568	$15,683	$19,233
Mar 22	$17,642	$15,838	$18,649
Apr 22	$16,588	$14,764	$17,567
May 22	$16,963	$14,854	$17,795
Jun 22	$16,185	$13,373	$16,759
Jul 22	$15,630	$14,082	$16,289
Aug 22	$15,412	$13,462	$16,156
Sep 22	$13,002	$12,098	$13,593
Oct 22	$11,857	$12,740	$12,368
Nov 22	$15,112	$14,092	$15,436
Dec 22	$14,983	$14,022	$15,678
Jan 23	$17,037	$15,180	$17,687
Feb 23	$15,372	$14,785	$16,067
Mar 23	$16,271	$15,090	$16,997
Apr 23	$15,525	$15,446	$16,100
May 23	$15,290	$14,856	$15,990
Jun 23	$15,799	$15,513	$16,456
Jul 23	$16,811	$16,072	$17,462
Aug 23	$15,445	$15,439	$16,151
Sep 23	$14,773	$14,883	$15,502
Oct 23	$14,365	$14,193	$15,005
Nov 23	$15,351	$15,574	$16,131
Dec 23	$15,709	$16,473	$16,508
Jan 24	$14,677	$16,419	$15,393
Feb 24	$15,598	$16,728	$16,396
Mar 24	$16,471	$17,291	$17,373
Apr 24	$16,612	$16,824	$17,631
May 24	$17,278	$17,415	$18,007
Jun 24	$18,313	$17,165	$19,313
Jul 24	$18,205	$17,740	$18,949
Aug 24	$18,366	$18,231	$19,343
Sep 24	$19,729	$18,449	$21,116
Oct 24	$19,381	$17,483	$20,601
Nov 24	$18,863	$17,499	$19,662
Dec 24	$18,917	$17,008	$20,084
Jan 25	$19,448	$17,807	$20,558
Feb 25	$20,324	$18,037	$21,546
Mar 25	$20,097	$17,951	$20,983
Apr 25	$19,528	$18,806	$20,661
May 25	$20,790	$19,744	$22,151
Jun 25	$22,635	$20,378	$23,793
Jul 25	$23,343	$20,229	$24,766
Aug 25	$23,709	$21,093	$24,894
Sep 25	$26,376	$21,607	$27,842
Oct 25	$27,622	$21,970	$29,274
Nov 25	$26,742	$22,127	$28,144
Dec 25	$27,809	$22,851	$29,434
Jan 26	$31,246	$24,255	$33,386
Feb 26	$33,555	$25,712	$35,823
Mar 26	$30,150	$22,860	$30,703

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
50.02%	5.55%	11.67%
S&P Developed ex US Broad Market Index (Net)...
27.35	7.75	8.62
S&P Asia 50 Capped Index (Spliced)...
46.32	5.27	11.87

Key Fund statistics

Table Summary
Net Assets...
$3,337,159,616
Number of Portfolio Holdings...
58
Net Investment Advisory Fees...
$6,991,864
Portfolio Turnover Rate...
33%

The S&P Asia 50 Capped Index (Spliced) reflects the performance of the S&P Asia 50 IndexTM (Net) through December 22, 2022 and the S&P Asia 50 Capped Index (Net) thereafter, which reflect the times when each index was the Underlying Index of the Fund.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of March 31, 2026)

Sector allocation

Geographic allocation

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Information Technology...
51.0%
Financials...
21.1
Consumer Discretionary...
11.5
Communication Services...
10.6
Industrials...
3.3
Health Care...
1.1
Energy...
0.7
Real Estate...
0.7
Table Summary
Country/Geographic Region	Percent of Total InvestmentsFootnote Reference(a)
Taiwan...
32.9%
China...
31.2
South Korea...
25.1
Hong Kong...
5.5
Singapore...
5.3
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Asia 50 ETF

Annual Shareholder Report — March 31, 2026

AIA-03/26-AR

iShares Blockchain and Tech ETF

IBLC |NYSE Arca

Annual Shareholder Report — March 31, 2026

This annual shareholder report contains important information about iShares Blockchain and Tech ETF (the “Fund”) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Blockchain and Tech ETF	$60	0.47%

How did the Fund perform last year?

  For the reporting period ended March 31, 2026, the Fund returned 57.26%.

  For the same period, the MSCI All Country World Index (Net) returned 20.01% and the NYSE® FactSet® Global Blockchain Technologies Index (Net) returned 57.48%.

What contributed to performance?

Information technology stocks in the United States were the largest contributors to the Fund’s return during the reporting period. In the software subsector, high-beta (beta is a measure of risk) bitcoin miners and digital infrastructure names benefited from stronger crypto sentiment, which lifted investor appetite for more cyclical, high-volatility stocks. Several firms also gained support from growing interest in artificial intelligence (“AI”) and data-center-related expansion opportunities. A designer and builder of next-generation data centers gained amid its exposure to digital infrastructure and AI data center growth. Among semiconductor names, makers of high-performance AI chips were standout performers, as their products have become essential infrastructure for cloud providers and businesses adopting AI at scale. Financial stocks, particularly those tied to the crypto and digital asset ecosystem, advanced as investors grew more comfortable with higher-risk names and as trading activity and digital-asset enthusiasm improved.

What detracted from performance?

There were no significant detractors from the Fund’s return during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: April 25, 2022 through March 31, 2026

Initial investment of $10,000

Table Summary
	Fund	MSCI All Country World Index (Net)	NYSE® FactSet® Global Blockchain Technologies Index (Net)
Mar 22	$10,000	$10,000	$10,000
Apr 22	$8,956	$9,780	$8,998
May 22	$7,261	$9,792	$7,281
Jun 22	$4,881	$8,966	$4,890
Jul 22	$6,902	$9,592	$6,917
Aug 22	$6,666	$9,239	$6,686
Sep 22	$5,685	$8,355	$5,705
Oct 22	$5,762	$8,859	$5,772
Nov 22	$4,762	$9,546	$4,740
Dec 22	$3,912	$9,170	$3,901
Jan 23	$6,027	$9,828	$6,005
Feb 23	$5,823	$9,546	$5,788
Mar 23	$6,429	$9,840	$6,380
Apr 23	$6,642	$9,982	$6,578
May 23	$7,098	$9,875	$7,024
Jun 23	$7,699	$10,448	$7,606
Jul 23	$9,448	$10,830	$9,335
Aug 23	$7,356	$10,528	$7,264
Sep 23	$6,400	$10,092	$6,324
Oct 23	$6,377	$9,789	$6,295
Nov 23	$8,059	$10,693	$7,959
Dec 23	$11,805	$11,206	$11,662
Jan 24	$9,296	$11,272	$9,178
Feb 24	$11,854	$11,756	$11,694
Mar 24	$12,702	$12,125	$12,534
Apr 24	$10,176	$11,725	$10,033
May 24	$11,207	$12,201	$11,046
Jun 24	$12,834	$12,473	$12,662
Jul 24	$13,083	$12,674	$12,917
Aug 24	$11,364	$12,996	$11,218
Sep 24	$11,892	$13,297	$11,761
Oct 24	$12,747	$12,999	$12,596
Nov 24	$17,502	$13,485	$17,303
Dec 24	$13,938	$13,166	$13,787
Jan 25	$14,560	$13,608	$14,390
Feb 25	$12,377	$13,526	$12,237
Mar 25	$10,098	$12,992	$9,974
Apr 25	$10,929	$13,113	$10,798
May 25	$12,644	$13,867	$12,496
Jun 25	$15,991	$14,489	$15,803
Jul 25	$17,245	$14,686	$17,066
Aug 25	$18,199	$15,048	$18,001
Sep 25	$22,546	$15,594	$22,325
Oct 25	$25,149	$15,943	$24,901
Nov 25	$20,555	$15,941	$20,335
Dec 25	$17,809	$16,107	$17,630
Jan 26	$18,719	$16,584	$18,542
Feb 26	$16,903	$16,798	$16,742
Mar 26	$15,880	$15,591	$15,707

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
...
1 Year	Since Fund Inception
Fund NAV...
57.26%	12.47%
MSCI All Country World Index (Net)...
20.01	11.96
NYSE®FactSet® Global Blockchain Technologies Index (Net)...
57.48	12.17

Key Fund statistics

Table Summary
Net Assets...
$67,745,096
Number of Portfolio Holdings...
45
Net Investment Advisory Fees...
$306,096
Portfolio Turnover Rate...
69%

The inception date of the Fund was April 25, 2022.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of March 31, 2026)

Sector allocation

Ten largest holdings

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Information Technology...
68.9%
Financials...
27.0
Communication Services...
4.0
Consumer Discretionary...
0.1
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
Circle Internet Group, Inc., Class A...
11.8%
Coinbase Global, Inc., Class A...
11.2
IREN Ltd...
8.1
BitMine Immersion Technologies, Inc...
6.7
Applied Digital Corp...
4.7
Advanced Micro Devices, Inc...
4.4
NVIDIA Corp...
4.1
Hut 8 Corp...
4.1
Mastercard, Inc., Class A...
4.0
Tencent Holdings Ltd...
4.0
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI Inc. or ICE Data Indices, LLC, and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Blockchain and Tech ETF

Annual Shareholder Report — March 31, 2026

IBLC-03/26-AR

iShares Emerging Markets Infrastructure ETF

EMIF |NASDAQ

Annual Shareholder Report — March 31, 2026

This annual shareholder report contains important information about iShares Emerging Markets Infrastructure ETF (the “Fund”) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Emerging Markets Infrastructure ETF	$72	0.60%

How did the Fund perform last year?

  For the reporting period ended March 31, 2026, the Fund returned 38.85%.

  For the same period, the S&P Emerging Broad Market Index (Net) returned 19.37% and the S&P Emerging Markets Plus Infrastructure IndexTM (Net) returned 39.28%.

What contributed to performance?

Brazilian utility stocks were the largest contributors to the Fund's return during the reporting period. Electric and water utilities benefited from government-approved rate increases and improved operational efficiency following recent privatizations. These companies were also supported by regulated pricing frameworks and steady demand. In China, oil and gas storage and transportation stocks in the energy sector advanced as geopolitical tensions, including sanctions on Russian crude and Middle East disruptions, redirected global oil trade flows toward longer-haul routes, tightening vessel supply and driving tanker freight rates higher. Independent power and renewable electricity producers in the utilities sector were driven by a favorable policy and pricing environment and consistent power generation growth. Additionally, a leading Mexican airport operator contributed, supported by strong air traffic demand and sustained travel recovery trends.

What detracted from performance?

Somewhat detracting from the Fund’s performance was a Qatari liquefied natural gas transport operator. During the reporting period, heightened regional conflicts increased operational risks and uncertainty, negatively impacting the firm.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: April 1, 2016 through March 31, 2026

Initial investment of $10,000

Table Summary
	Fund	S&P Emerging Broad Market Index (Net)	S&P Emerging Markets Plus Infrastructure Index™ (Net)
Mar 16	$10,000	$10,000	$10,000
Apr 16	$10,206	$10,103	$10,257
May 16	$9,815	$9,776	$9,749
Jun 16	$10,241	$10,152	$10,178
Jul 16	$10,588	$10,636	$10,480
Aug 16	$10,746	$10,914	$10,541
Sep 16	$10,471	$11,037	$10,213
Oct 16	$10,368	$11,135	$10,174
Nov 16	$9,739	$10,606	$9,580
Dec 16	$9,767	$10,629	$9,617
Jan 17	$10,004	$11,174	$9,855
Feb 17	$10,424	$11,560	$10,236
Mar 17	$10,946	$11,805	$10,742
Apr 17	$10,959	$12,070	$10,819
May 17	$10,942	$12,269	$10,768
Jun 17	$11,210	$12,387	$11,035
Jul 17	$11,790	$13,139	$11,687
Aug 17	$11,850	$13,534	$11,750
Sep 17	$11,804	$13,457	$11,700
Oct 17	$11,881	$13,806	$11,803
Nov 17	$11,378	$13,843	$11,293
Dec 17	$11,726	$14,371	$11,641
Jan 18	$12,239	$15,605	$12,118
Feb 18	$11,654	$14,961	$11,540
Mar 18	$11,408	$14,564	$11,264
Apr 18	$11,308	$14,458	$11,170
May 18	$10,809	$14,038	$10,650
Jun 18	$10,189	$13,484	$10,021
Jul 18	$10,554	$13,848	$10,385
Aug 18	$10,226	$13,358	$9,983
Sep 18	$10,327	$13,172	$10,135
Oct 18	$9,922	$12,170	$9,796
Nov 18	$10,142	$12,730	$10,063
Dec 18	$10,202	$12,387	$10,055
Jan 19	$10,989	$13,348	$10,872
Feb 19	$10,814	$13,446	$10,718
Mar 19	$10,491	$13,678	$10,410
Apr 19	$10,374	$13,968	$10,229
May 19	$10,096	$13,137	$9,916
Jun 19	$10,785	$13,860	$10,606
Jul 19	$10,855	$13,768	$10,683
Aug 19	$10,484	$13,145	$10,323
Sep 19	$10,521	$13,323	$10,364
Oct 19	$11,216	$13,847	$11,070
Nov 19	$10,982	$13,865	$10,844
Dec 19	$11,815	$14,797	$11,706
Jan 20	$11,088	$14,160	$10,995
Feb 20	$9,733	$13,433	$9,655
Mar 20	$7,415	$11,151	$7,359
Apr 20	$8,051	$12,215	$8,078
May 20	$8,231	$12,366	$8,181
Jun 20	$8,262	$13,297	$8,218
Jul 20	$8,167	$14,409	$8,123
Aug 20	$8,050	$14,797	$8,009
Sep 20	$7,864	$14,469	$7,830
Oct 20	$7,530	$14,763	$7,496
Nov 20	$8,771	$16,068	$8,748
Dec 20	$9,477	$17,044	$9,454
Jan 21	$8,969	$17,531	$8,948
Feb 21	$9,154	$17,794	$9,157
Mar 21	$9,515	$17,514	$9,505
Apr 21	$9,281	$18,024	$9,275
May 21	$9,577	$18,296	$9,576
Jun 21	$9,684	$18,564	$9,690
Jul 21	$9,345	$17,443	$9,359
Aug 21	$9,680	$17,950	$9,708
Sep 21	$9,866	$17,386	$9,915
Oct 21	$9,546	$17,557	$9,579
Nov 21	$8,922	$16,936	$8,959
Dec 21	$9,709	$17,204	$9,728
Jan 22	$9,502	$17,041	$9,492
Feb 22	$9,244	$16,455	$9,531
Mar 22	$9,151	$16,077	$9,210
Apr 22	$8,742	$15,205	$8,823
May 22	$9,385	$15,206	$9,451
Jun 22	$8,798	$14,405	$8,842
Jul 22	$8,463	$14,333	$8,504
Aug 22	$8,666	$14,537	$8,745
Sep 22	$7,662	$13,046	$7,742
Oct 22	$7,896	$12,584	$7,963
Nov 22	$8,802	$14,251	$8,839
Dec 22	$8,516	$14,096	$8,599
Jan 23	$9,115	$15,033	$9,187
Feb 23	$8,631	$14,194	$8,714
Mar 23	$8,866	$14,497	$8,956
Apr 23	$8,968	$14,420	$9,049
May 23	$8,738	$14,122	$8,829
Jun 23	$9,161	$14,721	$9,252
Jul 23	$9,365	$15,615	$9,458
Aug 23	$8,708	$14,817	$8,813
Sep 23	$8,610	$14,538	$8,726
Oct 23	$8,041	$14,020	$8,139
Nov 23	$8,607	$15,027	$8,719
Dec 23	$9,182	$15,570	$9,304
Jan 24	$8,833	$15,030	$8,956
Feb 24	$9,162	$15,656	$9,302
Mar 24	$9,306	$15,856	$9,442
Apr 24	$9,353	$16,143	$9,518
May 24	$9,543	$16,328	$9,685
Jun 24	$9,212	$16,805	$9,363
Jul 24	$9,207	$16,887	$9,368
Aug 24	$9,440	$17,221	$9,612
Sep 24	$9,934	$18,546	$9,931
Oct 24	$9,466	$17,843	$9,443
Nov 24	$9,134	$17,347	$9,103
Dec 24	$9,203	$17,377	$9,201
Jan 25	$9,272	$17,427	$9,265
Feb 25	$9,190	$17,418	$9,188
Mar 25	$9,295	$17,527	$9,296
Apr 25	$9,806	$17,675	$9,829
May 25	$10,240	$18,453	$10,272
Jun 25	$10,706	$19,327	$10,726
Jul 25	$10,713	$19,629	$10,751
Aug 25	$11,102	$20,110	$11,131
Sep 25	$11,516	$21,210	$11,564
Oct 25	$11,651	$21,570	$11,703
Nov 25	$12,230	$21,204	$12,288
Dec 25	$12,201	$21,544	$12,276
Jan 26	$13,165	$22,727	$13,246
Feb 26	$13,838	$23,287	$13,922
Mar 26	$12,906	$20,922	$12,948

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
38.85%	6.29%	2.58%
S&P Emerging Broad Market Index (Net)...
19.37	3.62	7.66
S&P Emerging Markets Plus Infrastructure Index™ (Net)...
39.28	6.38	2.62

Key Fund statistics

Table Summary
Net Assets...
$13,948,804
Number of Portfolio Holdings...
32
Net Investment Advisory Fees...
$51,823
Portfolio Turnover Rate...
28%

On March 2, 2026, the name of the Fund's Underlying Index changed from the S&P Emerging Markets Infrastructure IndexTM (Net) to the S&P Emerging Markets Plus Infrastructure IndexTM (Net).

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of March 31, 2026)

Sector allocation

Geographic allocation

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Industrials...
40.9%
Utilities...
39.8
Energy...
19.3
Table Summary
Country/Geographic Region	Percent of Total InvestmentsFootnote Reference(a)
China...
32.5%
Brazil...
23.9
Mexico...
20.8
Thailand...
7.4
United Arab Emirates...
5.1
Qatar...
4.4
South Korea...
4.4
Greece...
1.5
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Emerging Markets Infrastructure ETF

Annual Shareholder Report — March 31, 2026

EMIF-03/26-AR

iShares Europe ETF

IEV |NYSE Arca

Annual Shareholder Report — March 31, 2026

This annual shareholder report contains important information about iShares Europe ETF (the “Fund”) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Europe ETF	$65	0.59%

How did the Fund perform last year?

  For the reporting period ended March 31, 2026, the Fund returned 20.37%.

  For the same period, the S&P Developed ex US Broad Market Index (Net) returned 27.35% and the S&P Europe 350TM (Net) returned 19.39%.

What contributed to performance?

Stocks in the United Kingdom contributed the most to the Fund’s return during the reporting period. Notably, diversified banks continued to benefit from continuing growth in net interest income (the difference between the rates banks charge for loans and the rates they pay for deposits). Banks with international footprints were also supported by diversified asset pools. An information technology company in the Netherlands gained due to demand for extreme ultraviolet lithography machines that are essential for producing artificial intelligence chips. Swiss healthcare companies also contributed, supported by strong performance from pharmaceutical firms, as they focused on innovations and new treatments.

What detracted from performance?

Modestly detracting from the Fund’s return during the reporting period were equities from Denmark. In particular, a pharmaceutical firm faced headwinds due to continuing competitive pressures for its existing drug in the GLP-1 weight loss market.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: April 1, 2016 through March 31, 2026

Initial investment of $10,000

Table Summary
	Fund	S&P Developed ex US Broad Market Index (Net)	S&P Europe 350™ (Net)
Mar 16	$10,000	$10,000	$10,000
Apr 16	$10,252	$10,310	$10,251
May 16	$10,196	$10,202	$10,192
Jun 16	$9,756	$9,904	$9,752
Jul 16	$10,154	$10,409	$10,157
Aug 16	$10,177	$10,414	$10,180
Sep 16	$10,255	$10,563	$10,262
Oct 16	$9,922	$10,330	$9,932
Nov 16	$9,704	$10,142	$9,717
Dec 16	$10,220	$10,444	$10,243
Jan 17	$10,425	$10,783	$10,451
Feb 17	$10,543	$10,935	$10,576
Mar 17	$10,965	$11,209	$10,998
Apr 17	$11,345	$11,461	$11,379
May 17	$11,898	$11,870	$11,928
Jun 17	$11,768	$11,892	$11,798
Jul 17	$12,118	$12,251	$12,154
Aug 17	$12,115	$12,249	$12,160
Sep 17	$12,519	$12,557	$12,571
Oct 17	$12,572	$12,779	$12,633
Nov 17	$12,591	$12,923	$12,652
Dec 17	$12,770	$13,173	$12,836
Jan 18	$13,450	$13,785	$13,526
Feb 18	$12,643	$13,143	$12,717
Mar 18	$12,495	$12,932	$12,568
Apr 18	$12,856	$13,234	$12,926
May 18	$12,434	$13,000	$12,494
Jun 18	$12,353	$12,801	$12,416
Jul 18	$12,768	$13,048	$12,840
Aug 18	$12,394	$12,857	$12,469
Sep 18	$12,441	$12,938	$12,522
Oct 18	$11,492	$11,824	$11,571
Nov 18	$11,381	$11,841	$11,466
Dec 18	$10,852	$11,220	$10,939
Jan 19	$11,553	$12,050	$11,659
Feb 19	$11,936	$12,328	$12,053
Mar 19	$12,030	$12,361	$12,143
Apr 19	$12,448	$12,683	$12,560
May 19	$11,775	$12,052	$11,874
Jun 19	$12,564	$12,747	$12,671
Jul 19	$12,313	$12,578	$12,424
Aug 19	$11,992	$12,260	$12,107
Sep 19	$12,328	$12,614	$12,451
Oct 19	$12,723	$13,053	$12,863
Nov 19	$12,917	$13,219	$13,063
Dec 19	$13,411	$13,700	$13,569
Jan 20	$13,067	$13,398	$13,229
Feb 20	$11,844	$12,194	$11,995
Mar 20	$10,152	$10,438	$10,281
Apr 20	$10,742	$11,245	$10,874
May 20	$11,226	$11,776	$11,364
Jun 20	$11,699	$12,175	$11,844
Jul 20	$12,125	$12,542	$12,281
Aug 20	$12,624	$13,227	$12,791
Sep 20	$12,177	$12,927	$12,358
Oct 20	$11,470	$12,465	$11,648
Nov 20	$13,453	$14,365	$13,661
Dec 20	$14,081	$15,149	$14,307
Jan 21	$13,865	$15,023	$14,092
Feb 21	$14,221	$15,396	$14,461
Mar 21	$14,677	$15,741	$14,912
Apr 21	$15,346	$16,256	$15,587
May 21	$16,018	$16,790	$16,265
Jun 21	$15,783	$16,608	$16,017
Jul 21	$16,030	$16,672	$16,297
Aug 21	$16,279	$16,962	$16,560
Sep 21	$15,472	$16,446	$15,789
Oct 21	$16,225	$16,854	$16,498
Nov 21	$15,448	$16,018	$15,641
Dec 21	$16,382	$16,796	$16,684
Jan 22	$15,844	$15,899	$15,943
Feb 22	$15,147	$15,683	$15,495
Mar 22	$15,071	$15,838	$15,478
Apr 22	$14,201	$14,764	$14,597
May 22	$14,553	$14,854	$14,705
Jun 22	$13,147	$13,373	$13,245
Jul 22	$13,791	$14,082	$13,896
Aug 22	$12,818	$13,462	$13,035
Sep 22	$11,637	$12,098	$11,909
Oct 22	$12,562	$12,740	$12,760
Nov 22	$14,311	$14,092	$14,214
Dec 22	$14,062	$14,022	$14,223
Jan 23	$15,334	$15,180	$15,460
Feb 23	$15,053	$14,785	$15,352
Mar 23	$15,503	$15,090	$15,723
Apr 23	$16,144	$15,446	$16,376
May 23	$15,313	$14,856	$15,422
Jun 23	$15,992	$15,513	$16,178
Jul 23	$16,414	$16,072	$16,685
Aug 23	$15,749	$15,439	$16,015
Sep 23	$15,106	$14,883	$15,393
Oct 23	$14,657	$14,193	$14,818
Nov 23	$16,039	$15,574	$16,291
Dec 23	$16,850	$16,473	$17,097
Jan 24	$16,692	$16,419	$17,081
Feb 24	$17,086	$16,728	$17,357
Mar 24	$17,723	$17,291	$18,006
Apr 24	$17,294	$16,824	$17,672
May 24	$18,369	$17,415	$18,526
Jun 24	$17,803	$17,165	$18,109
Jul 24	$18,238	$17,740	$18,509
Aug 24	$18,950	$18,231	$19,229
Sep 24	$18,982	$18,449	$19,308
Oct 24	$17,938	$17,483	$18,182
Nov 24	$17,595	$17,499	$17,887
Dec 24	$17,138	$17,008	$17,457
Jan 25	$18,199	$17,807	$18,650
Feb 25	$19,025	$18,037	$19,332
Mar 25	$19,042	$17,951	$19,288
Apr 25	$19,772	$18,806	$20,102
May 25	$20,686	$19,744	$21,020
Jun 25	$21,148	$20,378	$21,435
Jul 25	$20,574	$20,229	$21,091
Aug 25	$21,416	$21,093	$21,813
Sep 25	$21,939	$21,607	$22,261
Oct 25	$22,019	$21,970	$22,444
Nov 25	$22,352	$22,127	$22,792
Dec 25	$23,140	$22,851	$23,702
Jan 26	$24,214	$24,255	$24,784
Feb 26	$25,009	$25,712	$25,566
Mar 26	$22,921	$22,860	$23,029

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
20.37%	9.33%	8.65%
S&P Developed ex US Broad Market Index (Net)...
27.35	7.75	8.62
S&P Europe 350™ (Net)...
19.39	9.08	8.70

Key Fund statistics

Table Summary
Net Assets...
$1,628,891,506
Number of Portfolio Holdings...
367
Net Investment Advisory Fees...
$11,344,781
Portfolio Turnover Rate...
4%

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of March 31, 2026)

Sector allocation

Geographic allocation

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Financials...
24.0%
Industrials...
18.3
Health Care...
13.8
Consumer Staples...
8.7
Information Technology...
7.7
Consumer Discretionary...
7.0
Energy...
5.9
Materials...
5.6
Utilities...
5.2
Communication Services...
3.2
Real Estate...
0.6
Table Summary
Country/Geographic Region	Percent of Total InvestmentsFootnote Reference(a)
United Kingdom...
24.1%
France...
15.7
Switzerland...
14.6
Germany...
13.7
Netherlands...
7.6
Spain...
5.9
Sweden...
5.3
Italy...
5.1
Denmark...
2.5
Belgium...
1.6
OtherFootnote Reference(b)...
3.9
Footnote	Description
Footnote(a)	Excludes money market funds.
Footnote(b)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Europe ETF

Annual Shareholder Report — March 31, 2026

IEV-03/26-AR

iShares Future AI & Tech ETF

ARTY |NYSE Arca

Annual Shareholder Report — March 31, 2026

This annual shareholder report contains important information about iShares Future AI & Tech ETF (the “Fund”) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Future AI & Tech ETF	$58	0.47%

How did the Fund perform last year?

  For the reporting period ended March 31, 2026, the Fund returned 47.47%.

  For the same period, the MSCI All Country World Index (Net) returned 20.01% and the Morningstar® Global Artificial Intelligence Select IndexSM (Spliced) returned 46.41%.

What contributed to performance?

Stocks in the U.S. information technology sector were the largest contributors to the Fund’s return during the reporting period. Semiconductor stocks were driven by robust demand for artificial intelligence (“AI”), cloud computing, and data center infrastructure. Makers of high-performance AI chips were standout performers, as their products have become essential infrastructure for cloud providers and businesses adopting AI at scale. Technology hardware and equipment companies gained as they provide essential equipment used in AI data centers. A U.S. interactive media and services company in the communication sector benefited from accelerating ad revenue growth, aided by AI-driven search expansion, alongside expanding cloud services. In Japan, a leading manufacturer for the semiconductor industry was also supported by the high demands for AI chips.

What detracted from performance?

A French multinational software company modestly detracted from the Fund’s return during the reporting period. The firm, which provides modeling and simulation services to several industries, was hampered by a downturn in automotives and life sciences sectors, as well as AI disruption fears to the traditional software model.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: June 26, 2018 through March 31, 2026

Initial investment of $10,000

Table Summary
	Fund	MSCI All Country World Index (Net)	Morningstar® Global Artificial Intelligence Select Index℠ (Spliced)
May 18	$10,000	$10,000	$10,000
Jun 18	$9,954	$10,010	$9,949
Jul 18	$9,929	$10,312	$9,924
Aug 18	$10,622	$10,393	$10,615
Sep 18	$10,561	$10,438	$10,561
Oct 18	$9,055	$9,656	$9,045
Nov 18	$9,287	$9,797	$9,273
Dec 18	$8,476	$9,107	$8,458
Jan 19	$9,597	$9,826	$9,590
Feb 19	$10,360	$10,089	$10,353
Mar 19	$10,322	$10,216	$10,323
Apr 19	$10,807	$10,561	$10,815
May 19	$9,588	$9,934	$9,598
Jun 19	$10,499	$10,585	$10,512
Jul 19	$10,584	$10,616	$10,601
Aug 19	$10,249	$10,364	$10,271
Sep 19	$10,300	$10,582	$10,335
Oct 19	$10,601	$10,871	$10,636
Nov 19	$10,910	$11,137	$10,943
Dec 19	$11,432	$11,529	$11,475
Jan 20	$11,478	$11,402	$11,525
Feb 20	$10,888	$10,481	$10,936
Mar 20	$9,474	$9,066	$9,514
Apr 20	$10,909	$10,037	$10,980
May 20	$11,712	$10,474	$11,766
Jun 20	$12,552	$10,808	$12,616
Jul 20	$13,364	$11,380	$13,440
Aug 20	$14,381	$12,077	$14,475
Sep 20	$13,858	$11,687	$13,947
Oct 20	$14,117	$11,403	$14,210
Nov 20	$16,022	$12,808	$16,140
Dec 20	$16,990	$13,403	$17,115
Jan 21	$18,605	$13,342	$18,770
Feb 21	$19,626	$13,651	$19,811
Mar 21	$18,353	$14,016	$18,514
Apr 21	$18,524	$14,629	$18,681
May 21	$18,280	$14,850	$18,463
Jun 21	$19,194	$15,052	$19,394
Jul 21	$18,548	$15,156	$18,695
Aug 21	$19,049	$15,535	$19,238
Sep 21	$18,159	$14,894	$18,351
Oct 21	$19,211	$15,654	$19,426
Nov 21	$18,599	$15,277	$18,830
Dec 21	$18,155	$15,888	$18,407
Jan 22	$16,121	$15,108	$16,202
Feb 22	$15,446	$14,717	$15,599
Mar 22	$15,016	$15,036	$15,285
Apr 22	$12,867	$13,833	$13,110
May 22	$12,808	$13,849	$12,985
Jun 22	$11,642	$12,681	$11,766
Jul 22	$12,466	$13,567	$12,595
Aug 22	$12,049	$13,067	$12,247
Sep 22	$10,496	$11,816	$10,658
Oct 22	$10,672	$12,530	$10,824
Nov 22	$11,807	$13,501	$11,839
Dec 22	$11,263	$12,970	$11,426
Jan 23	$13,119	$13,900	$13,256
Feb 23	$13,068	$13,501	$13,250
Mar 23	$13,767	$13,918	$13,896
Apr 23	$12,854	$14,118	$12,962
May 23	$13,534	$13,967	$13,672
Jun 23	$14,574	$14,778	$14,697
Jul 23	$15,277	$15,318	$15,421
Aug 23	$14,211	$14,890	$14,377
Sep 23	$13,474	$14,275	$13,634
Oct 23	$12,716	$13,845	$12,790
Nov 23	$14,463	$15,124	$14,607
Dec 23	$15,318	$15,850	$15,482
Jan 24	$14,405	$15,943	$14,607
Feb 24	$15,107	$16,627	$15,303
Mar 24	$15,232	$17,149	$15,419
Apr 24	$14,354	$16,583	$14,607
May 24	$14,862	$17,257	$15,023
Jun 24	$14,850	$17,641	$15,058
Jul 24	$14,979	$17,925	$15,164
Aug 24	$14,956	$18,381	$15,135
Sep 24	$15,270	$18,808	$15,464
Oct 24	$14,961	$18,386	$15,169
Nov 24	$16,470	$19,073	$16,680
Dec 24	$16,509	$18,622	$16,763
Jan 25	$17,341	$19,247	$17,621
Feb 25	$16,094	$19,131	$16,315
Mar 25	$14,074	$18,375	$14,236
Apr 25	$14,476	$18,547	$14,673
May 25	$16,440	$19,612	$16,698
Jun 25	$18,316	$20,493	$18,585
Jul 25	$19,398	$20,771	$19,752
Aug 25	$19,026	$21,284	$19,394
Sep 25	$20,428	$22,055	$20,761
Oct 25	$22,805	$22,549	$23,208
Nov 25	$21,273	$22,546	$21,629
Dec 25	$21,503	$22,781	$21,904
Jan 26	$23,061	$23,457	$23,568
Feb 26	$22,777	$23,758	$23,305
Mar 26	$20,755	$22,052	$20,843

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
...
1 Year	5 Years	Since Fund Inception
Fund NAV...
47.47%	2.49%	9.86%
MSCI All Country World Index (Net)...
20.01	9.49	10.73
Morningstar® Global Artificial Intelligence Select Index℠ (Spliced)...
46.41	2.40	9.92

Key Fund statistics

Table Summary
Net Assets...
$2,063,628,665
Number of Portfolio Holdings...
53
Net Investment Advisory Fees...
$7,420,811
Portfolio Turnover Rate...
91%

The inception date of the Fund was June 26, 2018.

The Morningstar® Global Artificial Intelligence Select IndexSM (Spliced) reflects the performance of the NYSE® FactSet® Global Robotics and Artificial Intelligence Index (Net) through August 11, 2024 and the Morningstar® Global Artificial Intelligence Select IndexSM (Net) thereafter, which reflect the times when each index was the Underlying Index of the Fund.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of March 31, 2026)

Sector allocation

Geographic allocation

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Information Technology...
86.4%
Industrials...
5.1
Communication Services...
4.4
Utilities...
2.0
Real Estate...
1.4
Health Care...
0.7
Table Summary
Country/Geographic Region	Percent of Total InvestmentsFootnote Reference(a)
United States...
64.2%
Taiwan...
16.0
South Korea...
7.0
France...
4.0
Japan...
3.0
Canada...
2.1
Australia...
1.4
Cayman Islands...
0.8
Israel...
0.8
United Arab Emirates...
0.7
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold, or promoted by ICE Data Indicies, LLC, MSCI Inc., Morningstar Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Future AI & Tech ETF

Annual Shareholder Report — March 31, 2026

ARTY-03/26-AR

iShares Future Metaverse Tech and Communications ETF

IVRS |NYSE Arca

Annual Shareholder Report — March 31, 2026

This annual shareholder report contains important information about iShares Future Metaverse Tech and Communications ETF (the “Fund”) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Future Metaverse Tech and Communications ETF	$46	0.47%

How did the Fund perform last year?

  For the reporting period ended March 31, 2026, the Fund returned (5.02)%.

  For the same period, the MSCI All Country World Index (Net) returned 20.01% and the Morningstar® Global Metaverse & Virtual Interaction Select IndexSM (Net) returned (5.51)%.

What contributed to performance?

Information technology companies in the United States were the largest contributors to the Fund’s return during the reporting period. In the application software area, a video game software company that allows developers to create and monetize interact content, advanced due to its use of artificial intelligence (“AI”) to boost ad revenue for developers. Additionally, the creator of a popular stablecoin benefited from optimism surrounding improved regulator clarity.

What detracted from performance?

Companies in France were the largest detractors from the Fund’s return during the reporting period. A video game publisher in the communications sector was pressured by lower net bookings following several years of delayed releases and weaker-than-expected sales. In the information technology sector, a software company was impacted by fears that AI could disrupt its business model. In Japan, a leading virtual talent agency declined as investor sentiment weakened amid slower profit momentum. Additionally, a firm that repositioned itself as a bitcoin treasury company detracted as investor worries grew that aggressive capital raising could dilute shareholder value.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: February 14, 2023 through March 31, 2026

Initial investment of $10,000

Table Summary
	Fund	MSCI All Country World Index (Net)	Morningstar® Global Metaverse & Virtual Interaction Select℠ (Net)
Jan 23	$10,000	$10,000	$10,000
Feb 23	$9,485	$9,637	$9,488
Mar 23	$10,482	$9,935	$10,477
Apr 23	$10,262	$10,077	$10,271
May 23	$10,981	$9,969	$10,990
Jun 23	$11,543	$10,548	$11,553
Jul 23	$12,169	$10,934	$12,190
Aug 23	$11,430	$10,629	$11,464
Sep 23	$10,941	$10,189	$10,987
Oct 23	$10,776	$9,883	$10,787
Nov 23	$12,158	$10,795	$12,202
Dec 23	$12,796	$11,314	$12,838
Jan 24	$12,519	$11,380	$12,596
Feb 24	$12,922	$11,868	$12,995
Mar 24	$12,969	$12,241	$13,019
Apr 24	$12,201	$11,837	$12,314
May 24	$12,540	$12,318	$12,559
Jun 24	$12,915	$12,592	$12,986
Jul 24	$12,772	$12,795	$12,841
Aug 24	$13,049	$13,120	$13,136
Sep 24	$13,490	$13,425	$13,634
Oct 24	$13,373	$13,124	$13,450
Nov 24	$14,062	$13,615	$14,124
Dec 24	$13,750	$13,292	$13,876
Jan 25	$14,242	$13,739	$14,346
Feb 25	$14,231	$13,656	$14,320
Mar 25	$13,590	$13,116	$13,675
Apr 25	$13,854	$13,239	$13,972
May 25	$14,684	$14,000	$14,816
Jun 25	$15,725	$14,628	$15,850
Jul 25	$16,650	$14,827	$16,844
Aug 25	$17,430	$15,193	$17,600
Sep 25	$17,858	$15,743	$18,044
Oct 25	$16,823	$16,095	$17,010
Nov 25	$16,018	$16,093	$16,168
Dec 25	$15,480	$16,262	$15,668
Jan 26	$14,929	$16,743	$15,126
Feb 26	$13,742	$16,959	$13,930
Mar 26	$12,908	$15,741	$12,922

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
...
1 Year	Since Fund Inception
Fund NAV...
(5.02)%	8.51%
MSCI All Country World Index (Net)...
20.01	15.63
Morningstar® Global Metaverse & Virtual Interaction Select℠ (Net)...
(5.51)	8.55

Key Fund statistics

Table Summary
Net Assets...
$7,163,385
Number of Portfolio Holdings...
42
Net Investment Advisory Fees...
$35,084
Portfolio Turnover Rate...
79%

The inception date of the Fund was February 14, 2023.

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of March 31, 2026)

Industry allocation

Ten largest holdings

Table Summary
Industry	Percent of Total InvestmentsFootnote Reference(a)
Entertainment...
33.1%
Software...
30.7
Interactive Media & Services...
11.1
Capital Markets...
8.8
Semiconductors & Semiconductor Equipment...
6.3
Hotels, Restaurants & Leisure...
4.5
Electronic Equipment, Instruments & Components...
4.4
Household Durables...
0.8
Broadline Retail...
0.3
Leisure Products...
0.0Footnote Reference(b)
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
Electronic Arts, Inc...
6.6%
ROBLOX Corp., Class A...
5.7
Krafton, Inc...
5.6
Take-Two Interactive Software, Inc...
5.6
Dassault Systemes SE...
5.2
NetEase, Inc...
5.1
Tencent Holdings Ltd...
5.1
Unity Software, Inc...
5.0
Autodesk, Inc...
4.9
Robinhood Markets, Inc., Class A...
4.7
Footnote	Description
Footnote(a)	Excludes money market funds.
Footnote(b)	Rounds to less than 0.1%.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI Inc., Morningstar Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Future Metaverse Tech and Communications ETF

Annual Shareholder Report — March 31, 2026

IVRS-03/26-AR

iShares India 50 ETF

INDY |NASDAQ

Annual Shareholder Report — March 31, 2026

This annual shareholder report contains important information about iShares India 50 ETF (the “Fund”) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares India 50 ETF	$69	0.73%

How did the Fund perform last year?

  For the reporting period ended March 31, 2026, the Fund returned (11.73)%.

  For the same period, the MSCI Emerging Markets Index (Net) returned 29.55% and the Nifty 50 IndexTM returned (13.48)%.

What contributed to performance?

There were no significant contributors to the Fund’s return during the reporting period.

What detracted from performance?

Geopolitical tensions, tariff uncertainty, and record foreign investor outflows weighed on Indian equities during the reporting period. Diversified banks in the financials sector were the largest detractors from the Fund’s return, hampered by net interest margin (the difference between the income generated by a bank’s credit products and the interest paid to its deposit holders, expressed as a percentage) compression, slowing credit growth, and the impact of the central bank’s rate-cutting cycle. In the information technology sector, firms that provide IT consulting and other services detracted amid fears that artificial intelligence would replace traditional consulting and software models, as well as global uncertainty which caused firms to reduce their technology spending. A tobacco company in the consumer staples sector was negatively impacted after the Indian government announced an excise duty tax on tobacco products, in addition to a higher goods and services tax on cigarettes and tobacco products.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: April 1, 2016 through March 31, 2026

Initial investment of $10,000

Table Summary
	Fund	MSCI Emerging Markets Index (Net)	Nifty 50 Index™
Mar 16	$10,000	$10,000	$10,000
Apr 16	$10,086	$10,055	$10,145
May 16	$10,373	$9,679	$10,415
Jun 16	$10,531	$10,066	$10,585
Jul 16	$11,055	$10,573	$11,139
Aug 16	$11,268	$10,835	$11,345
Sep 16	$11,089	$10,975	$11,191
Oct 16	$11,085	$11,001	$11,185
Nov 16	$10,310	$10,495	$10,411
Dec 16	$10,317	$10,518	$10,450
Jan 17	$10,808	$11,093	$10,935
Feb 17	$11,370	$11,433	$11,546
Mar 17	$12,094	$11,721	$12,274
Apr 17	$12,337	$11,978	$12,566
May 17	$12,727	$12,332	$12,963
Jun 17	$12,596	$12,456	$12,853
Jul 17	$13,414	$13,199	$13,743
Aug 17	$13,256	$13,493	$13,588
Sep 17	$12,753	$13,440	$13,132
Oct 17	$13,500	$13,911	$13,993
Nov 17	$13,436	$13,939	$13,915
Dec 17	$13,961	$14,439	$14,475
Jan 18	$14,630	$15,643	$15,219
Feb 18	$13,615	$14,921	$14,160
Mar 18	$13,153	$14,624	$13,657
Apr 18	$13,582	$14,579	$14,173
May 18	$13,473	$14,062	$14,042
Jun 18	$13,271	$13,478	$13,834
Jul 18	$14,046	$13,774	$14,680
Aug 18	$13,979	$13,402	$14,622
Sep 18	$12,894	$13,331	$13,395
Oct 18	$12,062	$12,170	$12,491
Nov 18	$13,346	$12,671	$13,882
Dec 18	$13,341	$12,336	$13,848
Jan 19	$13,054	$13,416	$13,560
Feb 19	$13,012	$13,446	$13,529
Mar 19	$14,343	$13,559	$14,973
Apr 19	$14,396	$13,844	$15,073
May 19	$14,592	$12,840	$15,287
Jun 19	$14,630	$13,641	$15,295
Jul 19	$13,934	$13,474	$14,513
Aug 19	$13,333	$12,817	$13,891
Sep 19	$13,927	$13,062	$14,570
Oct 19	$14,398	$13,613	$15,096
Nov 19	$14,410	$13,594	$15,150
Dec 19	$14,676	$14,608	$15,370
Jan 20	$14,444	$13,927	$15,116
Feb 20	$13,417	$13,193	$14,000
Mar 20	$9,838	$11,161	$10,280
Apr 20	$11,360	$12,183	$11,878
May 20	$10,960	$12,276	$11,472
Jun 20	$11,795	$13,179	$12,360
Jul 20	$12,792	$14,356	$13,435
Aug 20	$13,360	$14,674	$14,060
Sep 20	$13,173	$14,438	$13,859
Oct 20	$13,569	$14,736	$14,307
Nov 20	$14,978	$16,099	$15,955
Dec 20	$16,242	$17,282	$17,438
Jan 21	$15,869	$17,812	$17,035
Feb 21	$16,668	$17,948	$18,048
Mar 21	$16,965	$17,677	$18,352
Apr 21	$16,657	$18,117	$18,050
May 21	$17,883	$18,325	$19,476
Jun 21	$17,794	$18,570	$19,408
Jul 21	$17,847	$17,320	$19,471
Aug 21	$19,523	$17,773	$21,581
Sep 21	$19,641	$17,067	$21,840
Oct 21	$19,656	$17,235	$21,740
Nov 21	$18,834	$16,533	$20,831
Dec 21	$19,373	$16,843	$21,526
Jan 22	$19,508	$16,524	$21,432
Feb 22	$18,586	$16,030	$20,593
Mar 22	$18,928	$15,668	$21,295
Apr 22	$18,330	$14,796	$20,680
May 22	$17,714	$14,862	$19,825
Jun 22	$16,826	$13,874	$18,571
Jul 22	$18,068	$13,840	$20,152
Aug 22	$18,146	$13,898	$20,849
Sep 22	$17,301	$12,269	$19,601
Oct 22	$17,885	$11,888	$20,320
Nov 22	$18,865	$13,651	$21,517
Dec 22	$17,851	$13,459	$20,443
Jan 23	$17,803	$14,522	$20,141
Feb 23	$17,231	$13,580	$19,572
Mar 23	$17,492	$13,992	$19,751
Apr 23	$18,135	$13,833	$20,648
May 23	$18,211	$13,601	$21,011
Jun 23	$19,020	$14,117	$21,974
Jul 23	$19,449	$14,996	$22,581
Aug 23	$18,927	$14,072	$21,917
Sep 23	$19,181	$13,704	$22,286
Oct 23	$18,691	$13,172	$21,618
Nov 23	$19,579	$14,226	$22,791
Dec 23	$20,895	$14,782	$24,654
Jan 24	$20,967	$14,095	$24,708
Feb 24	$21,193	$14,766	$25,073
Mar 24	$21,468	$15,091	$25,317
Apr 24	$21,523	$15,200	$25,621
May 24	$21,589	$15,285	$25,618
Jun 24	$22,780	$15,888	$27,380
Jul 24	$23,342	$15,936	$28,358
Aug 24	$23,524	$16,193	$28,695
Sep 24	$23,878	$17,274	$29,373
Oct 24	$22,518	$16,506	$27,482
Nov 24	$22,471	$15,913	$27,279
Dec 24	$21,735	$15,891	$26,380
Jan 25	$21,401	$16,175	$25,958
Feb 25	$20,250	$16,253	$24,208
Mar 25	$21,667	$16,356	$26,347
Apr 25	$22,563	$16,571	$27,584
May 25	$22,668	$17,278	$27,756
Jun 25	$23,160	$18,317	$28,628
Jul 25	$22,076	$18,674	$27,251
Aug 25	$21,669	$18,913	$26,731
Sep 25	$21,648	$20,266	$26,766
Oct 25	$22,550	$21,113	$28,007
Nov 25	$22,856	$20,608	$28,329
Dec 25	$22,695	$21,225	$28,114
Jan 26	$21,602	$23,104	$26,636
Feb 26	$21,713	$24,374	$26,794
Mar 26	$19,125	$21,190	$22,795

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
(11.73)%	2.43%	6.70%
MSCI Emerging Markets Index (Net)...
29.55	3.69	7.80
Nifty 50 Index™...
(13.48)	4.43	8.59

Key Fund statistics

Table Summary
Net Assets...
$557,377,974
Number of Portfolio Holdings...
53
Net Investment Advisory Fees...
$4,872,568
Portfolio Turnover Rate...
19%

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of March 31, 2026)

Sector allocation

Ten largest holdings

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Financials...
35.4%
Energy...
11.0
Consumer Discretionary...
10.5
Information Technology...
9.5
Industrials...
7.7
Materials...
7.0
Consumer Staples...
5.9
Communication Services...
5.3
Health Care...
4.7
Utilities...
3.0
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
HDFC Bank Ltd...
11.0%
Reliance Industries Ltd...
8.9
ICICI Bank Ltd...
8.4
Bharti Airtel Ltd...
5.3
Infosys Ltd...
4.3
Larsen & Toubro Ltd...
4.0
State Bank of India...
4.0
Axis Bank Ltd...
3.2
ITC Ltd...
2.7
Mahindra & Mahindra Ltd...
2.6
Footnote	Description
Footnote(a)	Excludes money market funds.

Material Fund changes

This is a summary of certain changes to the Fund since March 31, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available approximately 120 days after March 31, 2026 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).

Effective August 1, 2025, for its investment advisory services to the Fund, BlackRock Fund Advisors ("BFA") is entitled to an annual investment advisory fee of 0.65%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund, which resulted in a decrease to the net expense ratio from the prior fiscal year. Prior to August 1, 2025, BFA was entitled to an annual investment advisory fee of 0.89%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc., NSE Indices Ltd., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares India 50 ETF

Annual Shareholder Report — March 31, 2026

INDY-03/26-AR

iShares International Developed Small Cap Value Factor ETF

ISVL |Cboe BZX Exchange

Annual Shareholder Report — March 31, 2026

This annual shareholder report contains important information about iShares International Developed Small Cap Value Factor ETF (the “Fund”) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares International Developed Small Cap Value Factor ETF	$37	0.31%

How did the Fund perform last year?

  For the reporting period ended March 31, 2026, the Fund returned 33.69%.

  For the same period, the FTSE All World ex-US Index (Net) returned 24.96% and the FTSE Developed ex US ex Korea Small Cap Focused Value Index (Net) returned 31.94%.

What contributed to performance?

Canadian equities contributed the most to the Fund’s return during the reporting period. Most notably, metals and mining firms in the materials sector were driven by the sharp rise in the price of gold, which reached repeated record highs amid persistent geopolitical uncertainty, continued central bank buying, and expectations for lower interest rates. In Japan, capital goods companies in the industrials sector were supported by a weak yen and robust export demand. Japanese regional banks also contributed, benefiting from improving domestic lending margins and a more favorable interest rate environment. In the United Kingdom, capital markets companies within the financials sector were boosted by equity market strength and supportive regulatory developments. By factor, value and momentum contributed.

What detracted from performance?

There were no significant detractors from the Fund’s return during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: March 23, 2021 through March 31, 2026

Initial investment of $10,000

Table Summary
	Fund	FTSE All World ex-US Index (Net)	FTSE Developed ex US ex Korea Small Cap Focused Value Index (Net)	FTSE All-World Index (Net)
Feb 21	$10,000	$10,000	$10,000	$10,000
Mar 21	$9,957	$9,982	$9,954	$10,073
Apr 21	$10,353	$10,276	$10,354	$10,507
May 21	$10,739	$10,587	$10,743	$10,671
Jun 21	$10,450	$10,526	$10,453	$10,804
Jul 21	$10,774	$10,363	$10,779	$10,872
Aug 21	$10,838	$10,567	$10,851	$11,143
Sep 21	$10,433	$10,240	$10,483	$10,689
Oct 21	$10,827	$10,461	$10,839	$11,223
Nov 21	$10,194	$9,994	$10,185	$10,939
Dec 21	$10,774	$10,419	$10,798	$11,389
Jan 22	$10,315	$10,040	$10,269	$10,842
Feb 22	$10,190	$9,857	$10,236	$10,566
Mar 22	$10,197	$9,880	$10,308	$10,793
Apr 22	$9,665	$9,270	$9,769	$9,940
May 22	$9,734	$9,322	$9,758	$9,951
Jun 22	$8,696	$8,522	$8,680	$9,116
Jul 22	$9,366	$8,813	$9,344	$9,738
Aug 22	$8,786	$8,545	$8,848	$9,387
Sep 22	$7,828	$7,691	$7,882	$8,488
Oct 22	$8,269	$7,916	$8,299	$8,992
Nov 22	$9,257	$8,840	$9,116	$9,694
Dec 22	$9,258	$8,790	$9,278	$9,331
Jan 23	$9,991	$9,482	$9,990	$9,991
Feb 23	$9,775	$9,149	$9,855	$9,703
Mar 23	$9,733	$9,357	$9,754	$9,996
Apr 23	$10,044	$9,519	$10,062	$10,146
May 23	$9,569	$9,190	$9,571	$10,037
Jun 23	$9,901	$9,592	$9,919	$10,606
Jul 23	$10,306	$9,986	$10,367	$10,994
Aug 23	$9,984	$9,555	$10,045	$10,693
Sep 23	$9,630	$9,265	$9,712	$10,261
Oct 23	$9,259	$8,878	$9,260	$9,952
Nov 23	$10,110	$9,675	$10,168	$10,866
Dec 23	$10,834	$10,163	$10,900	$11,384
Jan 24	$10,617	$10,061	$10,780	$11,450
Feb 24	$10,802	$10,311	$10,859	$11,931
Mar 24	$11,315	$10,613	$11,367	$12,289
Apr 24	$11,062	$10,445	$11,174	$11,900
May 24	$11,704	$10,737	$11,713	$12,376
Jun 24	$11,350	$10,710	$11,399	$12,639
Jul 24	$11,962	$10,983	$12,014	$12,859
Aug 24	$12,185	$11,279	$12,235	$13,188
Sep 24	$12,387	$11,607	$12,456	$13,500
Oct 24	$11,710	$11,037	$11,773	$13,184
Nov 24	$11,788	$10,943	$11,815	$13,659
Dec 24	$11,388	$10,734	$11,471	$13,342
Jan 25	$11,717	$11,140	$11,842	$13,785
Feb 25	$11,955	$11,273	$11,974	$13,704
Mar 25	$12,311	$11,263	$12,309	$13,193
Apr 25	$12,860	$11,663	$12,900	$13,328
May 25	$13,662	$12,193	$13,680	$14,086
Jun 25	$14,203	$12,598	$14,183	$14,712
Jul 25	$14,131	$12,586	$14,238	$14,910
Aug 25	$14,930	$13,034	$14,998	$15,289
Sep 25	$15,291	$13,484	$15,341	$15,837
Oct 25	$15,221	$13,745	$15,263	$16,180
Nov 25	$15,747	$13,753	$15,775	$16,187
Dec 25	$16,295	$14,164	$16,358	$16,359
Jan 26	$17,345	$15,015	$17,458	$16,851
Feb 26	$18,116	$15,785	$18,180	$17,090
Mar 26	$16,473	$14,075	$16,240	$15,837

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
...
1 Year	5 Years	Since Fund Inception
Fund NAV...
33.69%	10.59%	10.44%
FTSE All World ex-US Index (Net)...
24.96	7.11	7.05
FTSE Developed ex US ex Korea Small Cap Focused Value Index (Net)...
31.94	10.29	10.14
FTSE All-World Index (Net)...
20.04	9.47	9.59

Key Fund statistics

Table Summary
Net Assets...
$297,494,994
Number of Portfolio Holdings...
544
Net Investment Advisory Fees...
$262,866
Portfolio Turnover Rate...
139%

The inception date of the Fund was March 23, 2021.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

The Fund will no longer compare its performance to the FTSE All-World Index (Net) effective approximately one year from August 1, 2025.

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of March 31, 2026)

Sector allocation

Geographic allocation

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Industrials...
21.9%
Financials...
20.3
Real Estate...
11.4
Materials...
9.8
Consumer Discretionary...
9.2
Energy...
7.3
Consumer Staples...
6.1
Health Care...
3.8
Information Technology...
3.8
Communication Services...
3.3
Other...
3.1
Table Summary
Country/Geographic Region	Percent of Total InvestmentsFootnote Reference(a)
Japan...
29.2%
United Kingdom...
15.4
Canada...
7.4
Switzerland...
7.2
France...
5.5
Australia...
4.9
Sweden...
4.2
Italy...
4.0
Germany...
3.5
Norway...
3.2
OtherFootnote Reference(b)...
15.5
Footnote	Description
Footnote(a)	Excludes money market funds.
Footnote(b)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares International Developed Small Cap Value Factor ETF

Annual Shareholder Report — March 31, 2026

ISVL-03/26-AR

iShares International Dividend Growth ETF

IGRO |Cboe BZX Exchange

Annual Shareholder Report — March 31, 2026

This annual shareholder report contains important information about iShares International Dividend Growth ETF (the “Fund”) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares International Dividend Growth ETF	$16	0.15%

How did the Fund perform last year?

  For the reporting period ended March 31, 2026, the Fund returned 18.79%.

  For the same period, the MSCI ACWI ex USA Index (Net) returned 24.91% and the Morningstar® Global ex-US Dividend Growth IndexSM (Net) returned 17.17%.

What contributed to performance?

Japanese equities were supported by a weak yen and robust corporate governance reforms during the reporting period. In particular, a trading company in the industrials sector was supported by share buybacks and strategic investments. Diversified banks in the financials sector benefited from higher net interest income (the difference between the rates banks charge for loans and the rates they pay for deposits) as the Bank of Japan moved away from ultra-loose monetary policy. In Italy, the country’s ongoing energy transition, including rising renewable deployment, stronger domestic generation, and increased grid investment, supported electric utilities firms. Swiss healthcare companies also contributed, supported by strong performance from pharmaceutical firms.

What detracted from performance?

Modestly detracting from the Fund’s return during the reporting period were equities from Denmark. In particular, a pharmaceutical firm faced headwinds due to continuing competitive pressures for its existing drug in the GLP-1 weight loss market.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: May 17, 2016 through March 31, 2026

Initial investment of $10,000

Table Summary
	Fund	MSCI ACWI ex-USA Index (Net)	Morningstar® Global ex-US Dividend Growth Index℠ (Net)	MSCI All Country World Index (Net)
Apr 16	$10,000	$10,000	$10,000	$10,000
May 16	$10,174	$10,136	$10,169	$10,199
Jun 16	$9,987	$9,981	$9,982	$10,137
Jul 16	$10,347	$10,475	$10,362	$10,574
Aug 16	$10,293	$10,541	$10,309	$10,610
Sep 16	$10,386	$10,671	$10,409	$10,675
Oct 16	$10,008	$10,518	$10,028	$10,494
Nov 16	$9,783	$10,275	$9,804	$10,574
Dec 16	$10,087	$10,537	$10,086	$10,802
Jan 17	$10,349	$10,910	$10,354	$11,097
Feb 17	$10,550	$11,084	$10,554	$11,409
Mar 17	$10,792	$11,365	$10,791	$11,548
Apr 17	$11,074	$11,609	$11,074	$11,728
May 17	$11,495	$11,986	$11,501	$11,987
Jun 17	$11,446	$12,022	$11,449	$12,041
Jul 17	$11,674	$12,466	$11,678	$12,378
Aug 17	$11,716	$12,531	$11,715	$12,425
Sep 17	$11,996	$12,764	$12,006	$12,666
Oct 17	$12,098	$13,004	$12,106	$12,929
Nov 17	$12,257	$13,109	$12,266	$13,179
Dec 17	$12,479	$13,402	$12,496	$13,392
Jan 18	$13,006	$14,149	$13,021	$14,147
Feb 18	$12,288	$13,482	$12,303	$13,553
Mar 18	$12,174	$13,244	$12,184	$13,253
Apr 18	$12,308	$13,455	$12,340	$13,389
May 18	$12,111	$13,145	$12,132	$13,406
Jun 18	$11,998	$12,897	$12,007	$13,333
Jul 18	$12,438	$13,206	$12,444	$13,735
Aug 18	$12,311	$12,930	$12,307	$13,844
Sep 18	$12,317	$12,988	$12,302	$13,903
Oct 18	$11,354	$11,932	$11,334	$12,862
Nov 18	$11,363	$12,045	$11,342	$13,050
Dec 18	$10,842	$11,500	$10,825	$12,131
Jan 19	$11,683	$12,369	$11,670	$13,089
Feb 19	$11,968	$12,610	$11,957	$13,439
Mar 19	$11,958	$12,686	$11,939	$13,607
Apr 19	$12,342	$13,021	$12,325	$14,067
May 19	$11,755	$12,322	$11,734	$13,233
Jun 19	$12,496	$13,064	$12,467	$14,099
Jul 19	$12,342	$12,906	$12,315	$14,141
Aug 19	$12,036	$12,507	$12,017	$13,805
Sep 19	$12,479	$12,829	$12,457	$14,095
Oct 19	$12,986	$13,277	$12,961	$14,481
Nov 19	$13,131	$13,394	$13,112	$14,835
Dec 19	$13,641	$13,974	$13,619	$15,357
Jan 20	$13,341	$13,599	$13,323	$15,188
Feb 20	$12,252	$12,523	$12,231	$13,961
Mar 20	$10,433	$10,710	$10,420	$12,076
Apr 20	$11,164	$11,522	$11,159	$13,370
May 20	$11,485	$11,899	$11,467	$13,951
Jun 20	$11,957	$12,436	$11,928	$14,397
Jul 20	$12,373	$12,991	$12,343	$15,158
Aug 20	$13,032	$13,547	$12,996	$16,086
Sep 20	$12,650	$13,214	$12,614	$15,567
Oct 20	$12,103	$12,930	$12,063	$15,189
Nov 20	$14,021	$14,669	$13,991	$17,061
Dec 20	$14,718	$15,462	$14,701	$17,853
Jan 21	$14,545	$15,496	$14,533	$17,772
Feb 21	$14,620	$15,803	$14,605	$18,184
Mar 21	$15,158	$16,002	$15,144	$18,670
Apr 21	$15,662	$16,473	$15,637	$19,486
May 21	$16,260	$16,989	$16,239	$19,780
Jun 21	$15,892	$16,878	$15,878	$20,050
Jul 21	$15,909	$16,601	$15,887	$20,188
Aug 21	$16,135	$16,916	$16,124	$20,693
Sep 21	$15,490	$16,374	$15,519	$19,839
Oct 21	$16,022	$16,765	$16,000	$20,851
Nov 21	$15,385	$16,010	$15,324	$20,349
Dec 21	$16,165	$16,672	$16,155	$21,163
Jan 22	$15,949	$16,057	$15,801	$20,124
Feb 22	$15,722	$15,740	$15,717	$19,604
Mar 22	$15,655	$15,765	$15,739	$20,029
Apr 22	$14,847	$14,775	$14,930	$18,425
May 22	$14,923	$14,881	$14,870	$18,447
Jun 22	$13,879	$13,601	$13,788	$16,892
Jul 22	$14,249	$14,066	$14,168	$18,071
Aug 22	$13,461	$13,614	$13,500	$17,406
Sep 22	$12,373	$12,253	$12,407	$15,740
Oct 22	$12,722	$12,620	$12,698	$16,690
Nov 22	$14,299	$14,109	$14,049	$17,984
Dec 22	$14,173	$14,004	$14,146	$17,277
Jan 23	$15,177	$15,139	$15,080	$18,515
Feb 23	$14,606	$14,609	$14,628	$17,984
Mar 23	$14,936	$14,965	$14,879	$18,539
Apr 23	$15,476	$15,225	$15,423	$18,805
May 23	$14,857	$14,672	$14,769	$18,604
Jun 23	$15,443	$15,330	$15,357	$19,684
Jul 23	$15,923	$15,953	$15,890	$20,404
Aug 23	$15,364	$15,233	$15,343	$19,834
Sep 23	$14,944	$14,752	$14,952	$19,014
Oct 23	$14,466	$14,143	$14,364	$18,442
Nov 23	$15,575	$15,416	$15,536	$20,145
Dec 23	$16,370	$16,191	$16,345	$21,112
Jan 24	$16,351	$16,030	$16,439	$21,236
Feb 24	$16,681	$16,436	$16,653	$22,147
Mar 24	$17,096	$16,949	$17,034	$22,843
Apr 24	$16,627	$16,645	$16,650	$22,089
May 24	$17,329	$17,128	$17,201	$22,986
Jun 24	$17,234	$17,112	$17,185	$23,498
Jul 24	$18,105	$17,508	$18,081	$23,877
Aug 24	$18,774	$18,007	$18,719	$24,484
Sep 24	$19,172	$18,492	$19,160	$25,052
Oct 24	$18,278	$17,584	$18,264	$24,490
Nov 24	$18,315	$17,425	$18,240	$25,406
Dec 24	$17,581	$17,087	$17,602	$24,805
Jan 25	$18,122	$17,775	$18,164	$25,637
Feb 25	$18,453	$18,022	$18,356	$25,483
Mar 25	$18,824	$17,981	$18,687	$24,476
Apr 25	$19,614	$18,630	$19,539	$24,705
May 25	$20,437	$19,483	$20,333	$26,124
Jun 25	$20,805	$20,145	$20,655	$27,297
Jul 25	$19,970	$20,087	$20,010	$27,668
Aug 25	$20,811	$20,784	$20,756	$28,351
Sep 25	$21,120	$21,533	$20,974	$29,378
Oct 25	$21,120	$21,968	$21,035	$30,035
Nov 25	$21,629	$21,962	$21,539	$30,032
Dec 25	$22,039	$22,620	$22,015	$30,346
Jan 26	$22,838	$23,973	$22,840	$31,245
Feb 26	$23,989	$25,178	$23,990	$31,647
Mar 26	$22,362	$22,461	$21,896	$29,374

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
...
1 Year	5 Years	Since Fund Inception
Fund NAV...
18.79%	8.09%	8.49%
MSCI ACWI ex-USA Index (Net)...
24.91	7.02	8.54
Morningstar® Global ex-US Dividend Growth Index℠ (Net)...
17.17	7.65	8.26
MSCI All Country World Index (Net)...
20.01	9.49	11.54

Key Fund statistics

Table Summary
Net Assets...
$1,178,849,665
Number of Portfolio Holdings...
572
Net Investment Advisory Fees...
$1,710,520
Portfolio Turnover Rate...
56%

The inception date of the Fund was May 17, 2016.

The Fund will no longer compare its performance to the MSCI All Country World Index (Net) effective approximately one year from August 1, 2025.

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of March 31, 2026)

Sector allocation

Geographic allocation

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Financials...
31.5%
Industrials...
13.9
Health Care...
13.0
Consumer Staples...
10.4
Utilities...
7.9
Information Technology...
7.4
Consumer Discretionary...
7.0
Materials...
3.8
Energy...
2.6
Communication Services...
1.9
Real Estate...
0.6
Table Summary
Country/Geographic Region	Percent of Total InvestmentsFootnote Reference(a)
Japan...
20.5%
Canada...
13.5
Switzerland...
12.7
France...
10.9
United Kingdom...
7.2
Australia...
5.0
Italy...
4.7
Taiwan...
3.6
China...
3.5
Germany...
2.6
OtherFootnote Reference(b)...
15.8
Footnote	Description
Footnote(a)	Excludes money market funds.
Footnote(b)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI Inc., Morningstar Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares International Dividend Growth ETF

Annual Shareholder Report — March 31, 2026

IGRO-03/26-AR

iShares Latin America 40 ETF

ILF |NYSE Arca

Annual Shareholder Report — March 31, 2026

This annual shareholder report contains important information about iShares Latin America 40 ETF (the “Fund”) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Latin America 40 ETF	$60	0.47%

How did the Fund perform last year?

  For the reporting period ended March 31, 2026, the Fund returned 57.36%.

  For the same period, the S&P Emerging Broad Market Index (Net) returned 19.37% and the S&P Latin America 40TM (Net) returned 57.68%.

What contributed to performance?

Diversified banks in Brazil were the largest contributors to the Fund’s return during the reporting period. These companies were supported by elevated interest rates that widened lending margins and robust credit growth that exceeded expectations despite the high-rate environment. In the energy sector, Brazil’s largest oil and gas producer was driven by record production and higher oil prices, as well as a strengthening domestic currency. Additionally, a diversified miner in the materials sector experienced tailwinds from increasing iron ore and copper output. In Mexico, soaring metal prices and increased efficiency supported a diversified miner, while one of the world’s largest cement producers was boosted by its focus on U.S. growth and cost-cutting programs. Digital transformation initiatives benefited a Peru-based financial services holding company, as did favorable economic conditions in Peru.

What detracted from performance?

During the reporting period, there were no significant detractors from the Fund’s return.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: April 1, 2016 through March 31, 2026

Initial investment of $10,000

Table Summary
	Fund	S&P Emerging Broad Market Index (Net)	S&P Latin America 40™ (Net)
Mar 16	$10,000	$10,000	$10,000
Apr 16	$10,753	$10,103	$10,751
May 16	$9,394	$9,776	$9,391
Jun 16	$10,468	$10,152	$10,470
Jul 16	$11,082	$10,636	$11,086
Aug 16	$11,241	$10,914	$11,249
Sep 16	$11,161	$11,037	$11,176
Oct 16	$12,402	$11,135	$12,424
Nov 16	$11,241	$10,606	$11,262
Dec 16	$11,156	$10,629	$11,177
Jan 17	$12,207	$11,174	$12,241
Feb 17	$12,627	$11,560	$12,663
Mar 17	$12,727	$11,805	$12,780
Apr 17	$12,602	$12,070	$12,656
May 17	$12,215	$12,269	$12,285
Jun 17	$12,356	$12,387	$12,420
Jul 17	$13,391	$13,139	$13,470
Aug 17	$14,067	$13,534	$14,151
Sep 17	$14,283	$13,457	$14,375
Oct 17	$13,822	$13,806	$13,918
Nov 17	$13,309	$13,843	$13,407
Dec 17	$14,039	$14,371	$14,138
Jan 18	$15,963	$15,605	$16,090
Feb 18	$15,461	$14,961	$15,584
Mar 18	$15,321	$14,564	$15,452
Apr 18	$15,083	$14,458	$15,218
May 18	$12,925	$14,038	$13,037
Jun 18	$12,423	$13,484	$12,479
Jul 18	$13,735	$13,848	$13,868
Aug 18	$12,577	$13,358	$12,714
Sep 18	$13,154	$13,172	$13,295
Oct 18	$13,777	$12,170	$13,931
Nov 18	$13,426	$12,730	$13,576
Dec 18	$13,096	$12,387	$13,239
Jan 19	$15,001	$13,348	$15,185
Feb 19	$14,458	$13,446	$14,626
Mar 19	$14,106	$13,678	$14,292
Apr 19	$14,199	$13,968	$14,393
May 19	$13,758	$13,137	$13,947
Jun 19	$14,551	$13,860	$14,753
Jul 19	$14,276	$13,768	$14,480
Aug 19	$13,203	$13,145	$13,393
Sep 19	$13,595	$13,323	$13,803
Oct 19	$14,263	$13,847	$14,486
Nov 19	$13,604	$13,865	$13,746
Dec 19	$14,875	$14,797	$15,045
Jan 20	$13,736	$14,160	$13,884
Feb 20	$12,177	$13,433	$12,306
Mar 20	$8,033	$11,151	$8,093
Apr 20	$8,450	$12,215	$8,517
May 20	$8,975	$12,366	$9,049
Jun 20	$9,521	$13,297	$9,606
Jul 20	$10,394	$14,409	$10,496
Aug 20	$9,796	$14,797	$9,891
Sep 20	$9,343	$14,469	$9,432
Oct 20	$9,330	$14,763	$9,425
Nov 20	$11,645	$16,068	$11,777
Dec 20	$13,143	$17,044	$13,297
Jan 21	$12,193	$17,531	$12,341
Feb 21	$11,898	$17,794	$12,044
Mar 21	$12,341	$17,514	$12,500
Apr 21	$12,704	$18,024	$12,867
May 21	$13,738	$18,296	$13,905
Jun 21	$14,310	$18,564	$14,490
Jul 21	$13,480	$17,443	$13,703
Aug 21	$13,449	$17,950	$13,673
Sep 21	$12,044	$17,386	$12,234
Oct 21	$11,342	$17,557	$11,531
Nov 21	$10,816	$16,936	$10,975
Dec 21	$11,381	$17,204	$11,586
Jan 22	$12,340	$17,041	$12,563
Feb 22	$13,002	$16,455	$13,263
Mar 22	$14,716	$16,077	$14,983
Apr 22	$12,699	$15,205	$12,923
May 22	$13,763	$15,206	$14,033
Jun 22	$11,406	$14,405	$11,610
Jul 22	$11,897	$14,333	$12,137
Aug 22	$12,309	$14,537	$12,575
Sep 22	$11,996	$13,046	$12,257
Oct 22	$13,060	$12,584	$13,299
Nov 22	$13,259	$14,251	$13,507
Dec 22	$12,550	$14,096	$12,848
Jan 23	$13,904	$15,033	$14,230
Feb 23	$13,005	$14,194	$13,318
Mar 23	$13,054	$14,497	$13,371
Apr 23	$13,414	$14,420	$13,733
May 23	$13,440	$14,122	$13,727
Jun 23	$15,099	$14,721	$15,447
Jul 23	$15,817	$15,615	$16,217
Aug 23	$14,501	$14,817	$14,928
Sep 23	$14,221	$14,538	$14,619
Oct 23	$13,807	$14,020	$14,166
Nov 23	$15,543	$15,027	$15,955
Dec 23	$16,666	$15,570	$17,137
Jan 24	$15,959	$15,030	$16,412
Feb 24	$16,129	$15,656	$16,573
Mar 24	$16,306	$15,856	$16,762
Apr 24	$15,720	$16,143	$16,208
May 24	$15,514	$16,328	$15,943
Jun 24	$14,607	$16,805	$15,066
Jul 24	$14,611	$16,887	$15,063
Aug 24	$15,246	$17,221	$15,724
Sep 24	$15,236	$18,546	$15,750
Oct 24	$14,487	$17,843	$14,961
Nov 24	$13,616	$17,347	$14,086
Dec 24	$12,830	$17,377	$13,287
Jan 25	$14,072	$17,427	$14,580
Feb 25	$13,716	$17,418	$14,216
Mar 25	$14,433	$17,527	$14,946
Apr 25	$15,255	$17,675	$15,816
May 25	$15,486	$18,453	$16,047
Jun 25	$16,404	$19,327	$16,966
Jul 25	$15,622	$19,629	$16,206
Aug 25	$16,983	$20,110	$17,626
Sep 25	$18,104	$21,210	$18,788
Oct 25	$18,422	$21,570	$19,139
Nov 25	$19,510	$21,204	$20,248
Dec 25	$19,597	$21,544	$20,373
Jan 26	$22,658	$22,727	$23,646
Feb 26	$23,419	$23,287	$24,370
Mar 26	$22,712	$20,922	$23,567

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
57.36%	12.98%	8.55%
S&P Emerging Broad Market Index (Net)...
19.37	3.62	7.66
S&P Latin America 40™ (Net)...
57.68	13.52	8.95

Key Fund statistics

Table Summary
Net Assets...
$4,259,870,779
Number of Portfolio Holdings...
45
Net Investment Advisory Fees...
$10,884,277
Portfolio Turnover Rate...
10%

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of March 31, 2026)

Sector allocation

Geographic allocation

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Financials...
37.2%
Materials...
21.5
Energy...
13.0
Consumer Staples...
9.4
Industrials...
6.7
Utilities...
4.6
Communication Services...
4.5
Consumer Discretionary...
1.2
Health Care...
1.2
Real Estate...
0.7
Table Summary
Country/Geographic Region	Percent of Total InvestmentsFootnote Reference(a)
Brazil...
59.5%
Mexico...
25.4
Chile...
6.9
Peru...
5.8
Colombia...
2.4
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold, or promoted by S&P Dow Jones Indices LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Latin America 40 ETF

Annual Shareholder Report — March 31, 2026

ILF-03/26-AR

iShares JPX-Nikkei 400 ETF

JPXN |NYSE Arca

Annual Shareholder Report — March 31, 2026

This annual shareholder report contains important information about iShares JPX-Nikkei 400 ETF (the “Fund”) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares JPX-Nikkei 400 ETF	$55	0.48%

How did the Fund perform last year?

  For the reporting period ended March 31, 2026, the Fund returned 29.18%.

  For the same period, the MSCI ACWI ex USA Index (Net) returned 24.91% and the JPX-Nikkei Index 400 (Spliced) returned 26.37%.

What contributed to performance?

Japanese equities delivered strong gains during the reporting period, driven by the government's pro-growth fiscal agenda, ongoing exchange-led corporate governance reforms boosting capital efficiency, and a weak yen that lifted export earnings. In this landscape, trading companies and distributors in the industrials sector were the largest contributor to the Fund’s return. Investors were drawn to the diversified global businesses, shareholder-friendly policies, and significant exposure to commodity, infrastructure, and industrial activity of these firms. In the information technology sector, artificial intelligence and semiconductor-related themes also contributed, driven by surging demand for advanced chip testing and other semiconductor equipment. As the Bank of Japan raised interest rates, diversified banks in the financials sector benefited from expectations for improving net interest margins (the difference between the income generated by a bank's credit products and the interest paid to its deposit holders, expressed as a percentage).

What detracted from performance?

During the reporting period, there were no significant detractors from the Fund’s return.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: April 1, 2016 through March 31, 2026

Initial investment of $10,000

Table Summary
	Fund	MSCI ACWI ex-USA Index (Net)	JPX-Nikkei Index 400 (Spliced)
Mar 16	$10,000	$10,000	$10,000
Apr 16	$10,469	$10,263	$10,472
May 16	$10,368	$10,090	$10,377
Jun 16	$10,148	$9,936	$10,149
Jul 16	$10,721	$10,427	$10,728
Aug 16	$10,696	$10,493	$10,712
Sep 16	$10,894	$10,622	$10,911
Oct 16	$11,062	$10,470	$11,084
Nov 16	$10,761	$10,228	$10,791
Dec 16	$10,865	$10,489	$10,900
Jan 17	$11,278	$10,860	$11,316
Feb 17	$11,440	$11,034	$11,480
Mar 17	$11,384	$11,313	$11,423
Apr 17	$11,521	$11,556	$11,562
May 17	$11,855	$11,931	$11,898
Jun 17	$11,986	$11,967	$12,045
Jul 17	$12,219	$12,409	$12,280
Aug 17	$12,208	$12,474	$12,275
Sep 17	$12,408	$12,705	$12,473
Oct 17	$12,984	$12,945	$13,061
Nov 17	$13,383	$13,049	$13,472
Dec 17	$13,474	$13,341	$13,568
Jan 18	$14,055	$14,084	$14,157
Feb 18	$13,816	$13,420	$13,917
Mar 18	$13,480	$13,183	$13,581
Apr 18	$13,659	$13,394	$13,763
May 18	$13,530	$13,084	$13,630
Jun 18	$13,166	$12,839	$13,275
Jul 18	$13,178	$13,146	$13,297
Aug 18	$13,159	$12,871	$13,282
Sep 18	$13,577	$12,929	$13,705
Oct 18	$12,391	$11,878	$12,499
Nov 18	$12,449	$11,990	$12,561
Dec 18	$11,596	$11,447	$11,707
Jan 19	$12,287	$12,312	$12,408
Feb 19	$12,304	$12,553	$12,427
Mar 19	$12,407	$12,628	$12,530
Apr 19	$12,514	$12,961	$12,641
May 19	$12,017	$12,266	$12,130
Jun 19	$12,443	$13,004	$12,575
Jul 19	$12,430	$12,847	$12,567
Aug 19	$12,322	$12,450	$12,463
Sep 19	$12,844	$12,770	$12,986
Oct 19	$13,481	$13,216	$13,635
Nov 19	$13,549	$13,333	$13,703
Dec 19	$13,840	$13,910	$14,006
Jan 20	$13,617	$13,536	$13,784
Feb 20	$12,315	$12,466	$12,471
Mar 20	$11,502	$10,661	$11,649
Apr 20	$12,117	$11,469	$12,279
May 20	$12,897	$11,844	$13,072
Jun 20	$12,865	$12,379	$13,042
Jul 20	$12,603	$12,932	$12,786
Aug 20	$13,601	$13,485	$13,800
Sep 20	$13,768	$13,154	$13,972
Oct 20	$13,515	$12,871	$13,713
Nov 20	$15,210	$14,602	$15,438
Dec 20	$15,747	$15,392	$15,990
Jan 21	$15,590	$15,425	$15,835
Feb 21	$15,752	$15,730	$16,003
Mar 21	$15,978	$15,929	$16,230
Apr 21	$15,675	$16,398	$15,924
May 21	$16,002	$16,911	$16,304
Jun 21	$15,798	$16,801	$16,082
Jul 21	$15,667	$16,525	$15,846
Aug 21	$16,069	$16,838	$16,390
Sep 21	$16,455	$16,299	$16,837
Oct 21	$15,996	$16,689	$16,240
Nov 21	$15,434	$15,937	$15,743
Dec 21	$15,810	$16,596	$16,068
Jan 22	$15,141	$15,984	$15,253
Feb 22	$14,941	$15,668	$15,162
Mar 22	$14,550	$15,693	$15,022
Apr 22	$13,389	$14,707	$13,725
May 22	$13,629	$14,813	$13,933
Jun 22	$12,649	$13,539	$12,876
Jul 22	$13,415	$14,002	$13,596
Aug 22	$12,888	$13,552	$13,274
Sep 22	$11,724	$12,197	$11,958
Oct 22	$11,969	$12,562	$12,249
Nov 22	$13,500	$14,045	$13,487
Dec 22	$13,275	$13,940	$13,598
Jan 23	$14,168	$15,070	$14,417
Feb 23	$13,582	$14,542	$13,897
Mar 23	$14,217	$14,897	$14,437
Apr 23	$14,202	$15,156	$14,473
May 23	$14,385	$14,604	$14,728
Jun 23	$15,071	$15,260	$15,311
Jul 23	$15,419	$15,880	$15,784
Aug 23	$15,036	$15,163	$15,435
Sep 23	$14,654	$14,684	$15,057
Oct 23	$14,145	$14,078	$14,322
Nov 23	$15,200	$15,346	$15,591
Dec 23	$15,860	$16,117	$16,318
Jan 24	$16,267	$15,957	$16,974
Feb 24	$16,931	$16,360	$17,381
Mar 24	$17,447	$16,872	$17,849
Apr 24	$16,612	$16,569	$17,190
May 24	$17,032	$17,050	$17,471
Jun 24	$16,948	$17,034	$17,353
Jul 24	$17,882	$17,428	$18,494
Aug 24	$18,109	$17,924	$18,566
Sep 24	$18,074	$18,407	$18,540
Oct 24	$16,963	$17,504	$17,693
Nov 24	$17,370	$17,346	$17,797
Dec 24	$16,869	$17,009	$17,595
Jan 25	$17,227	$17,694	$17,879
Feb 25	$17,317	$17,939	$17,682
Mar 25	$17,404	$17,899	$17,816
Apr 25	$18,192	$18,545	$18,775
May 25	$18,845	$19,394	$19,515
Jun 25	$19,296	$20,053	$19,901
Jul 25	$18,738	$19,995	$19,558
Aug 25	$19,952	$20,689	$20,863
Sep 25	$20,608	$21,435	$21,341
Oct 25	$21,152	$21,868	$21,880
Nov 25	$21,117	$21,862	$21,815
Dec 25	$21,263	$22,517	$21,959
Jan 26	$22,523	$23,864	$23,328
Feb 26	$24,627	$25,062	$25,585
Mar 26	$22,482	$22,358	$22,515

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
29.18%	7.07%	8.44%
MSCI ACWI ex-USA Index (Net)...
24.91	7.02	8.38
JPX-Nikkei Index 400 (Spliced)...
26.37	6.77	8.45

Key Fund statistics

Table Summary
Net Assets...
$137,068,893
Number of Portfolio Holdings...
394
Net Investment Advisory Fees...
$535,061
Portfolio Turnover Rate...
12%

The JPX-Nikkei Index 400 (Spliced) reflects the performance of the S&P/TOPIX 150TM (Net) through September 3, 2015, and the JPX-Nikkei Index 400 (Net) thereafter, which reflect the times when each index was the Underlying Index of the Fund.

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of March 31, 2026)

Sector allocation

Ten largest holdings

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Industrials...
28.2%
Financials...
14.1
Information Technology...
14.0
Consumer Discretionary...
13.5
Communication Services...
6.8
Health Care...
6.3
Materials...
5.5
Consumer Staples...
5.3
Real Estate...
2.8
Utilities...
1.8
Energy...
1.7
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
Mitsui & Co. Ltd...
2.5%
Mitsubishi Corp...
2.4
Mizuho Financial Group, Inc...
2.0
Advantest Corp...
1.9
Sumitomo Mitsui Financial Group, Inc...
1.8
SoftBank Group Corp...
1.7
Tokyo Electron Ltd...
1.7
Mitsubishi Electric Corp...
1.6
Shin-Etsu Chemical Co. Ltd...
1.6
Mitsubishi UFJ Financial Group, Inc...
1.6
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc., The Japan Exchange Group, Inc., JPX Market Innovation & Research, Inc., or Nikkei, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares JPX-Nikkei 400 ETF

Annual Shareholder Report — March 31, 2026

JPXN-03/26-AR

iShares Russell 1000 ETF

IWB |NYSE Arca

Annual Shareholder Report — March 31, 2026

This annual shareholder report contains important information about iShares Russell 1000 ETF (the “Fund”) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Russell 1000 ETF	$16	0.15%

How did the Fund perform last year?

  For the reporting period ended March 31, 2026, the Fund returned 17.58%.

  For the same period, the Russell 3000® Index returned 18.09% and the Russell 1000® Index returned 17.74%.

What contributed to performance?

U.S. equities advanced during the reporting period, supported by resilient economic growth and sustained investor enthusiasm for artificial intelligence (“AI”) related names. However, volatility resurfaced later in the period amid renewed geopolitical tensions in the Middle East. In this landscape, information technology stocks were the largest contributors to the Fund’s return. Makers of high-performance AI chips were standout performers, as their products have become essential infrastructure for cloud providers and businesses adopting AI at scale. Among technology hardware and equipment names, a consumer-facing technology hardware company gained as a major new smartphone launch drove record sales and an expanding software and subscription business added recurring revenue. An interactive media and services company in the communication sector benefited from accelerating ad revenue growth, aided by AI-driven search expansion, alongside expanding cloud services. The industrials sector also contributed, especially aerospace and defense firms, which benefited from heightened government defense spending.

What detracted from performance?

There were no significant detractors to the Fund’s performance during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: April 1, 2016 through March 31, 2026

Initial investment of $10,000

Table Summary
	Fund	Russell 3000® Index	Russell 1000® Index
Mar 16	$10,000	$10,000	$10,000
Apr 16	$10,053	$10,062	$10,054
May 16	$10,228	$10,242	$10,230
Jun 16	$10,250	$10,263	$10,254
Jul 16	$10,640	$10,670	$10,644
Aug 16	$10,652	$10,698	$10,658
Sep 16	$10,660	$10,714	$10,667
Oct 16	$10,451	$10,483	$10,459
Nov 16	$10,861	$10,952	$10,871
Dec 16	$11,064	$11,165	$11,075
Jan 17	$11,286	$11,376	$11,298
Feb 17	$11,721	$11,799	$11,735
Mar 17	$11,727	$11,807	$11,743
Apr 17	$11,850	$11,932	$11,867
May 17	$12,000	$12,054	$12,018
Jun 17	$12,082	$12,163	$12,102
Jul 17	$12,319	$12,392	$12,342
Aug 17	$12,356	$12,416	$12,381
Sep 17	$12,619	$12,719	$12,644
Oct 17	$12,907	$12,996	$12,934
Nov 17	$13,298	$13,391	$13,329
Dec 17	$13,446	$13,525	$13,477
Jan 18	$14,182	$14,238	$14,217
Feb 18	$13,660	$13,713	$13,695
Mar 18	$13,348	$13,438	$13,384
Apr 18	$13,392	$13,489	$13,430
May 18	$13,732	$13,869	$13,773
Jun 18	$13,819	$13,960	$13,862
Jul 18	$14,294	$14,423	$14,340
Aug 18	$14,786	$14,930	$14,834
Sep 18	$14,840	$14,955	$14,890
Oct 18	$13,788	$13,853	$13,837
Nov 18	$14,066	$14,131	$14,118
Dec 18	$12,786	$12,816	$12,833
Jan 19	$13,857	$13,916	$13,908
Feb 19	$14,324	$14,405	$14,379
Mar 19	$14,573	$14,616	$14,629
Apr 19	$15,159	$15,199	$15,220
May 19	$14,192	$14,216	$14,250
Jun 19	$15,187	$15,214	$15,250
Jul 19	$15,421	$15,440	$15,487
Aug 19	$15,137	$15,125	$15,204
Sep 19	$15,397	$15,391	$15,467
Oct 19	$15,722	$15,722	$15,795
Nov 19	$16,314	$16,320	$16,392
Dec 19	$16,783	$16,791	$16,865
Jan 20	$16,800	$16,773	$16,883
Feb 20	$15,425	$15,400	$15,504
Mar 20	$13,385	$13,282	$13,455
Apr 20	$15,153	$15,041	$15,233
May 20	$15,951	$15,845	$16,037
Jun 20	$16,302	$16,207	$16,391
Jul 20	$17,254	$17,128	$17,351
Aug 20	$18,519	$18,369	$18,625
Sep 20	$17,839	$17,700	$17,944
Oct 20	$17,406	$17,318	$17,511
Nov 20	$19,454	$19,425	$19,573
Dec 20	$20,274	$20,298	$20,401
Jan 21	$20,104	$20,208	$20,233
Feb 21	$20,686	$20,840	$20,819
Mar 21	$21,466	$21,587	$21,607
Apr 21	$22,619	$22,700	$22,770
May 21	$22,723	$22,803	$22,878
Jun 21	$23,289	$23,365	$23,451
Jul 21	$23,769	$23,761	$23,939
Aug 21	$24,454	$24,438	$24,631
Sep 21	$23,328	$23,342	$23,500
Oct 21	$24,944	$24,920	$25,131
Nov 21	$24,606	$24,541	$24,794
Dec 21	$25,600	$25,507	$25,798
Jan 22	$24,153	$24,006	$24,343
Feb 22	$23,487	$23,402	$23,675
Mar 22	$24,277	$24,161	$24,474
Apr 22	$22,110	$21,993	$22,293
May 22	$22,074	$21,963	$22,259
Jun 22	$20,223	$20,126	$20,395
Jul 22	$22,104	$22,014	$22,294
Aug 22	$21,253	$21,192	$21,438
Sep 22	$19,285	$19,227	$19,454
Oct 22	$20,829	$20,804	$21,015
Nov 22	$21,953	$21,890	$22,152
Dec 22	$20,675	$20,608	$20,863
Jan 23	$22,058	$22,027	$22,262
Feb 23	$21,531	$21,513	$21,733
Mar 23	$22,209	$22,088	$22,420
Apr 23	$22,482	$22,323	$22,698
May 23	$22,584	$22,410	$22,804
Jun 23	$24,106	$23,940	$24,344
Jul 23	$24,932	$24,798	$25,181
Aug 23	$24,496	$24,320	$24,740
Sep 23	$23,341	$23,161	$23,578
Oct 23	$22,774	$22,547	$23,008
Nov 23	$24,906	$24,650	$25,157
Dec 23	$26,132	$25,957	$26,398
Jan 24	$26,493	$26,245	$26,767
Feb 24	$27,921	$27,666	$28,212
Mar 24	$28,812	$28,558	$29,116
Apr 24	$27,583	$27,301	$27,877
May 24	$28,878	$28,591	$29,190
Jun 24	$29,830	$29,476	$30,156
Jul 24	$30,262	$30,024	$30,595
Aug 24	$30,975	$30,678	$31,320
Sep 24	$31,633	$31,313	$31,990
Oct 24	$31,408	$31,083	$31,767
Nov 24	$33,426	$33,150	$33,812
Dec 24	$32,490	$32,137	$32,869
Jan 25	$33,519	$33,152	$33,915
Feb 25	$32,929	$32,516	$33,322
Mar 25	$31,019	$30,620	$31,394
Apr 25	$30,831	$30,414	$31,207
May 25	$32,795	$32,342	$33,199
Jun 25	$34,451	$33,985	$34,880
Jul 25	$35,212	$34,734	$35,655
Aug 25	$35,950	$35,537	$36,406
Sep 25	$37,192	$36,764	$37,668
Oct 25	$37,989	$37,552	$38,481
Nov 25	$38,078	$37,655	$38,574
Dec 25	$38,075	$37,647	$38,577
Jan 26	$38,595	$38,231	$39,108
Feb 26	$38,385	$38,049	$38,898
Mar 26	$36,472	$36,157	$36,964

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
17.58%	11.18%	13.81%
Russell 3000® Index...
18.09	10.87	13.72
Russell 1000® Index...
17.74	11.34	13.97

Key Fund statistics

Table Summary
Net Assets...
$42,563,762,470
Number of Portfolio Holdings...
1,009
Net Investment Advisory Fees...
$64,456,142
Portfolio Turnover Rate...
3%

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of March 31, 2026)

Sector allocation

Ten largest holdings

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Information Technology...
31.1%
Financials...
12.9
Communication Services...
10.0
Consumer Discretionary...
10.0
Industrials...
9.9
Health Care...
9.7
Consumer Staples...
5.2
Energy...
4.1
Utilities...
2.5
Materials...
2.4
Real Estate...
2.2
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
NVIDIA Corp...
6.8%
Apple, Inc...
6.1
Microsoft Corp...
4.6
Amazon.com, Inc...
3.3
Alphabet, Inc., Class A...
2.8
Broadcom, Inc...
2.4
Alphabet, Inc., Class C, NVS...
2.3
Meta Platforms, Inc., Class A...
2.1
Tesla, Inc...
1.8
Berkshire Hathaway, Inc., Class B...
1.5
Footnote	Description
Footnote(a)	Excludes money market funds.

Material Fund changes

This is a summary of certain changes to the Fund since March 31, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available approximately 120 days after March 31, 2026 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).

Effective November 24, 2025, the Fund updated its investment policy to indicate that it intends to be “diversified,” as defined in the Investment Company Act of 1940, in approximately the same proportion as its Underlying Index is diversified. Therefore. shareholder approval will not be sought if the Fund crosses from diversified to non-diversified status due solely to a change in the relative market capitalization or index weighting of the constituents of its Underlying Index.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by FTSE Russell and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Russell 1000 ETF

Annual Shareholder Report — March 31, 2026

IWB-03/26-AR

iShares Russell 1000 Growth ETF

IWF |NYSE Arca

Annual Shareholder Report — March 31, 2026

This annual shareholder report contains important information about iShares Russell 1000 Growth ETF (the “Fund”) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Russell 1000 Growth ETF	$20	0.18%

How did the Fund perform last year?

  For the reporting period ended March 31, 2026, the Fund returned 18.60%.

  For the same period, the Russell 3000® Index returned 18.09% and the Russell 1000® Growth Index returned 18.81%.

What contributed to performance?

U.S. equities advanced during the reporting period, supported by resilient economic growth and sustained investor enthusiasm for artificial intelligence (“AI”) related names. However, volatility resurfaced later in the period amid renewed geopolitical tensions in the Middle East.

Stocks in the information technology sector were the largest contributors to the Fund’s return, particularly semiconductor stocks, driven by robust demand for AI, cloud computing, and data center infrastructure. Makers of high-performance AI chips were standout performers, as their products have become essential infrastructure for cloud providers and businesses adopting AI at scale. A consumer-facing technology hardware company gained as a major new smartphone launch drove record sales and an expanding software and subscription business added high-margin recurring revenue. An interactive media and services company in the communication sector benefited from accelerating ad revenue growth, aided by AI-driven search expansion, alongside expanding cloud services.

What detracted from performance?

In the financials sector, transaction and payment processing services firms were hindered by broader fintech challenges, including reduced consumer spending and stiff competition in payment processing.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: April 1, 2016 through March 31, 2026

Initial investment of $10,000

Table Summary
	Fund	Russell 3000® Index	Russell 1000® Growth Index
Mar 16	$10,000	$10,000	$10,000
Apr 16	$9,908	$10,062	$9,909
May 16	$10,099	$10,242	$10,101
Jun 16	$10,057	$10,263	$10,061
Jul 16	$10,530	$10,670	$10,536
Aug 16	$10,477	$10,698	$10,484
Sep 16	$10,514	$10,714	$10,522
Oct 16	$10,266	$10,483	$10,275
Nov 16	$10,488	$10,952	$10,499
Dec 16	$10,617	$11,165	$10,629
Jan 17	$10,973	$11,376	$10,987
Feb 17	$11,426	$11,799	$11,443
Mar 17	$11,556	$11,807	$11,576
Apr 17	$11,818	$11,932	$11,840
May 17	$12,123	$12,054	$12,148
Jun 17	$12,090	$12,163	$12,116
Jul 17	$12,408	$12,392	$12,438
Aug 17	$12,634	$12,416	$12,666
Sep 17	$12,798	$12,719	$12,831
Oct 17	$13,291	$12,996	$13,328
Nov 17	$13,693	$13,391	$13,733
Dec 17	$13,797	$13,525	$13,840
Jan 18	$14,772	$14,238	$14,820
Feb 18	$14,382	$13,713	$14,432
Mar 18	$13,986	$13,438	$14,036
Apr 18	$14,032	$13,489	$14,085
May 18	$14,644	$13,869	$14,702
Jun 18	$14,784	$13,960	$14,844
Jul 18	$15,216	$14,423	$15,280
Aug 18	$16,044	$14,930	$16,115
Sep 18	$16,131	$14,955	$16,205
Oct 18	$14,689	$13,853	$14,756
Nov 18	$14,844	$14,131	$14,913
Dec 18	$13,566	$12,816	$13,630
Jan 19	$14,782	$13,916	$14,856
Feb 19	$15,308	$14,405	$15,387
Mar 19	$15,743	$14,616	$15,825
Apr 19	$16,452	$15,199	$16,540
May 19	$15,409	$14,216	$15,495
Jun 19	$16,466	$15,214	$16,559
Jul 19	$16,834	$15,440	$16,933
Aug 19	$16,701	$15,125	$16,804
Sep 19	$16,700	$15,391	$16,806
Oct 19	$17,165	$15,722	$17,280
Nov 19	$17,923	$16,320	$18,046
Dec 19	$18,461	$16,791	$18,591
Jan 20	$18,870	$16,773	$19,006
Feb 20	$17,582	$15,400	$17,712
Mar 20	$15,850	$13,282	$15,969
Apr 20	$18,192	$15,041	$18,332
May 20	$19,410	$15,845	$19,563
Jun 20	$20,252	$16,207	$20,415
Jul 20	$21,805	$17,128	$21,986
Aug 20	$24,050	$18,369	$24,255
Sep 20	$22,916	$17,700	$23,113
Oct 20	$22,136	$17,318	$22,328
Nov 20	$24,397	$19,425	$24,615
Dec 20	$25,514	$20,298	$25,747
Jan 21	$25,323	$20,208	$25,556
Feb 21	$25,314	$20,840	$25,550
Mar 21	$25,747	$21,587	$25,989
Apr 21	$27,494	$22,700	$27,757
May 21	$27,110	$22,803	$27,374
Jun 21	$28,805	$23,365	$29,091
Jul 21	$29,748	$23,761	$30,050
Aug 21	$30,856	$24,438	$31,173
Sep 21	$29,124	$23,342	$29,427
Oct 21	$31,641	$24,920	$31,976
Nov 21	$31,830	$24,541	$32,172
Dec 21	$32,498	$25,507	$32,852
Jan 22	$29,705	$24,006	$30,032
Feb 22	$28,440	$23,402	$28,757
Mar 22	$29,548	$24,161	$29,882
Apr 22	$25,976	$21,993	$26,273
May 22	$25,367	$21,963	$25,662
Jun 22	$23,354	$20,126	$23,630
Jul 22	$26,153	$22,014	$26,466
Aug 22	$24,931	$21,192	$25,233
Sep 22	$22,505	$19,227	$22,780
Oct 22	$23,817	$20,804	$24,111
Nov 22	$24,898	$21,890	$25,210
Dec 22	$22,989	$20,608	$23,280
Jan 23	$24,902	$22,027	$25,220
Feb 23	$24,603	$21,513	$24,921
Mar 23	$26,280	$22,088	$26,624
Apr 23	$26,536	$22,323	$26,887
May 23	$27,740	$22,410	$28,112
Jun 23	$29,633	$23,940	$30,035
Jul 23	$30,626	$24,798	$31,047
Aug 23	$30,346	$24,320	$30,768
Sep 23	$28,692	$23,161	$29,095
Oct 23	$28,279	$22,547	$28,680
Nov 23	$31,373	$24,650	$31,807
Dec 23	$32,758	$25,957	$33,215
Jan 24	$33,569	$26,245	$34,044
Feb 24	$35,853	$27,666	$36,366
Mar 24	$36,480	$28,558	$37,007
Apr 24	$34,927	$27,301	$35,437
May 24	$37,013	$28,591	$37,558
Jun 24	$39,502	$29,476	$40,091
Jul 24	$38,824	$30,024	$39,409
Aug 24	$39,627	$30,678	$40,230
Sep 24	$40,744	$31,313	$41,370
Oct 24	$40,603	$31,083	$41,233
Nov 24	$43,230	$33,150	$43,907
Dec 24	$43,605	$32,137	$44,295
Jan 25	$44,461	$33,152	$45,171
Feb 25	$42,858	$32,516	$43,548
Mar 25	$39,242	$30,620	$39,879
Apr 25	$39,931	$30,414	$40,586
May 25	$43,457	$32,342	$44,177
Jun 25	$46,219	$33,985	$46,993
Jul 25	$47,957	$34,734	$48,767
Aug 25	$48,487	$35,537	$49,313
Sep 25	$51,054	$36,764	$51,932
Oct 25	$52,900	$37,552	$53,819
Nov 25	$51,934	$37,655	$52,843
Dec 25	$51,603	$37,647	$52,516
Jan 26	$50,816	$38,231	$51,722
Feb 26	$49,103	$38,049	$49,985
Mar 26	$46,539	$36,157	$47,382

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
18.60%	12.57%	16.62%
Russell 3000® Index...
18.09	10.87	13.72
Russell 1000® Growth Index...
18.81	12.76	16.83

Key Fund statistics

Table Summary
Net Assets...
$111,880,148,100
Number of Portfolio Holdings...
390
Net Investment Advisory Fees...
$208,497,101
Portfolio Turnover Rate...
16%

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of March 31, 2026)

Sector allocation

Ten largest holdings

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Information Technology...
49.6%
Consumer Discretionary...
13.2
Communication Services...
12.1
Health Care...
8.1
Industrials...
6.7
Financials...
5.9
Consumer Staples...
2.9
Energy...
0.5
Real Estate...
0.4
Materials...
0.3
Utilities...
0.3
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
NVIDIA Corp...
12.9%
Apple, Inc...
11.7
Microsoft Corp...
8.8
Broadcom, Inc...
4.8
Amazon.com, Inc...
4.7
Tesla, Inc...
3.6
Alphabet, Inc., Class A...
3.5
Meta Platforms, Inc., Class A...
3.5
Alphabet, Inc., Class C, NVS...
2.9
Eli Lilly & Co...
2.7
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by FTSE Russell and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Russell 1000 Growth ETF

Annual Shareholder Report — March 31, 2026

IWF-03/26-AR

iShares Russell 1000 Value ETF

IWD |NYSE Arca

Annual Shareholder Report — March 31, 2026

This annual shareholder report contains important information about iShares Russell 1000 Value ETF (the “Fund”) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Russell 1000 Value ETF	$19	0.18%

How did the Fund perform last year?

  For the reporting period ended March 31, 2026, the Fund returned 15.68%.

  For the same period, the Russell 3000® Index returned 18.09% and the Russell 1000® Value Index returned 15.87%.

What contributed to performance?

U.S. equities advanced during the reporting period, supported by resilient economic growth and sustained investor enthusiasm for artificial intelligence (“AI”) related names. The industrials sector was the largest contributor to the Fund’s return, due to record U.S. defense budgets, aircraft upgrades, infrastructure spending, and surging global orders amid geopolitical tensions. Among information technology stocks, companies that provide semiconductors and semiconductor equipment were driven by surging AI infrastructure demand, as hyperscale data center expansion spurred increased chip production and wafer fabrication investment. Technology hardware and equipment stocks contributed due to data center demand boosting needs for specialized components. Energy stocks advanced, supported by steady U.S. oil production growth and resilient demand. Oil prices surged late in the reporting period amid renewed Middle East geopolitical tensions that heightened supply fears.

What detracted from performance?

During the reporting period, there were no significant detractors from the Fund’s return.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: April 1, 2016 through March 31, 2026

Initial investment of $10,000

Table Summary
	Fund	Russell 3000® Index	Russell 1000® Value Index
Mar 16	$10,000	$10,000	$10,000
Apr 16	$10,207	$10,062	$10,210
May 16	$10,364	$10,242	$10,369
Jun 16	$10,451	$10,263	$10,458
Jul 16	$10,753	$10,670	$10,762
Aug 16	$10,834	$10,698	$10,845
Sep 16	$10,810	$10,714	$10,822
Oct 16	$10,641	$10,483	$10,655
Nov 16	$11,246	$10,952	$11,263
Dec 16	$11,525	$11,165	$11,545
Jan 17	$11,605	$11,376	$11,627
Feb 17	$12,021	$11,799	$12,045
Mar 17	$11,896	$11,807	$11,922
Apr 17	$11,874	$11,932	$11,900
May 17	$11,860	$12,054	$11,888
Jun 17	$12,052	$12,163	$12,083
Jul 17	$12,210	$12,392	$12,243
Aug 17	$12,066	$12,416	$12,101
Sep 17	$12,421	$12,719	$12,459
Oct 17	$12,510	$12,996	$12,549
Nov 17	$12,891	$13,391	$12,934
Dec 17	$13,077	$13,525	$13,122
Jan 18	$13,582	$14,238	$13,630
Feb 18	$12,932	$13,713	$12,979
Mar 18	$12,703	$13,438	$12,751
Apr 18	$12,742	$13,489	$12,793
May 18	$12,817	$13,869	$12,869
Jun 18	$12,847	$13,960	$12,901
Jul 18	$13,352	$14,423	$13,411
Aug 18	$13,548	$14,930	$13,609
Sep 18	$13,573	$14,955	$13,636
Oct 18	$12,867	$13,853	$12,930
Nov 18	$13,248	$14,131	$13,316
Dec 18	$11,979	$12,816	$12,038
Jan 19	$12,910	$13,916	$12,975
Feb 19	$13,321	$14,405	$13,389
Mar 19	$13,405	$14,616	$13,474
Apr 19	$13,879	$15,199	$13,952
May 19	$12,985	$14,216	$13,055
Jun 19	$13,914	$15,214	$13,992
Jul 19	$14,028	$15,440	$14,108
Aug 19	$13,614	$15,125	$13,693
Sep 19	$14,096	$15,391	$14,182
Oct 19	$14,292	$15,722	$14,380
Nov 19	$14,731	$16,320	$14,825
Dec 19	$15,134	$16,791	$15,233
Jan 20	$14,807	$16,773	$14,905
Feb 20	$13,372	$15,400	$13,461
Mar 20	$11,087	$13,282	$11,161
Apr 20	$12,333	$15,041	$12,416
May 20	$12,755	$15,845	$12,841
Jun 20	$12,670	$16,207	$12,756
Jul 20	$13,169	$17,128	$13,260
Aug 20	$13,712	$18,369	$13,808
Sep 20	$13,371	$17,700	$13,469
Oct 20	$13,194	$17,318	$13,292
Nov 20	$14,967	$19,425	$15,080
Dec 20	$15,539	$20,298	$15,658
Jan 21	$15,394	$20,208	$15,515
Feb 21	$16,322	$20,840	$16,453
Mar 21	$17,277	$21,587	$17,421
Apr 21	$17,966	$22,700	$18,117
May 21	$18,383	$22,803	$18,540
Jun 21	$18,169	$23,365	$18,328
Jul 21	$18,312	$23,761	$18,475
Aug 21	$18,672	$24,438	$18,841
Sep 21	$18,020	$23,342	$18,185
Oct 21	$18,931	$24,920	$19,108
Nov 21	$18,263	$24,541	$18,435
Dec 21	$19,411	$25,507	$19,598
Jan 22	$18,954	$24,006	$19,142
Feb 22	$18,731	$23,402	$18,919
Mar 22	$19,256	$24,161	$19,454
Apr 22	$18,167	$21,993	$18,356
May 22	$18,517	$21,963	$18,713
Jun 22	$16,897	$20,126	$17,078
Jul 22	$18,016	$22,014	$18,211
Aug 22	$17,477	$21,192	$17,668
Sep 22	$15,941	$19,227	$16,119
Oct 22	$17,573	$20,804	$17,771
Nov 22	$18,668	$21,890	$18,882
Dec 22	$17,912	$20,608	$18,121
Jan 23	$18,838	$22,027	$19,060
Feb 23	$18,172	$21,513	$18,388
Mar 23	$18,087	$22,088	$18,303
Apr 23	$18,357	$22,323	$18,579
May 23	$17,647	$22,410	$17,862
Jun 23	$18,816	$23,940	$19,049
Jul 23	$19,475	$24,798	$19,719
Aug 23	$18,951	$24,320	$19,186
Sep 23	$18,216	$23,161	$18,446
Oct 23	$17,571	$22,547	$17,795
Nov 23	$18,894	$24,650	$19,138
Dec 23	$19,938	$25,957	$20,198
Jan 24	$19,955	$26,245	$20,219
Feb 24	$20,689	$27,666	$20,965
Mar 24	$21,719	$28,558	$22,013
Apr 24	$20,788	$27,301	$21,073
May 24	$21,444	$28,591	$21,741
Jun 24	$21,239	$29,476	$21,536
Jul 24	$22,322	$30,024	$22,637
Aug 24	$22,918	$30,678	$23,244
Sep 24	$23,232	$31,313	$23,567
Oct 24	$22,972	$31,083	$23,308
Nov 24	$24,436	$33,150	$24,796
Dec 24	$22,761	$32,137	$23,100
Jan 25	$23,810	$33,152	$24,169
Feb 25	$23,903	$32,516	$24,267
Mar 25	$23,236	$30,620	$23,593
Apr 25	$22,525	$30,414	$22,874
May 25	$23,312	$32,342	$23,678
Jun 25	$24,105	$33,985	$24,487
Jul 25	$24,240	$34,734	$24,628
Aug 25	$25,011	$35,537	$25,412
Sep 25	$25,381	$36,764	$25,792
Oct 25	$25,489	$37,552	$25,906
Nov 25	$26,163	$37,655	$26,594
Dec 25	$26,336	$37,647	$26,774
Jan 26	$27,534	$38,231	$27,996
Feb 26	$28,245	$38,049	$28,722
Mar 26	$26,878	$36,157	$27,337

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
15.68%	9.24%	10.39%
Russell 3000® Index...
18.09	10.87	13.72
Russell 1000® Value Index...
15.87	9.43	10.58

Key Fund statistics

Table Summary
Net Assets...
$69,842,327,062
Number of Portfolio Holdings...
869
Net Investment Advisory Fees...
$117,668,328
Portfolio Turnover Rate...
14%

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of March 31, 2026)

Sector allocation

Ten largest holdings

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Financials...
20.0%
Industrials...
13.5
Health Care...
11.7
Information Technology...
11.7
Communication Services...
7.9
Energy...
7.7
Consumer Staples...
7.5
Consumer Discretionary...
7.0
Utilities...
4.7
Materials...
4.4
Real Estate...
3.9
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
Berkshire Hathaway, Inc., Class B...
2.9%
JPMorgan Chase & Co...
2.6
Exxon Mobil Corp...
2.4
Alphabet, Inc., Class A...
2.0
Johnson & Johnson...
1.9
Amazon.com, Inc...
1.8
Walmart, Inc...
1.6
Alphabet, Inc., Class C, NVS...
1.6
Chevron Corp...
1.3
Micron Technology, Inc...
1.2
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by FTSE Russell and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Russell 1000 Value ETF

Annual Shareholder Report — March 31, 2026

IWD-03/26-AR

iShares U.S. Aerospace & Defense ETF

ITA |Cboe BZX Exchange

Annual Shareholder Report — March 31, 2026

This annual shareholder report contains important information about iShares U.S. Aerospace & Defense ETF (the “Fund”) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Aerospace & Defense ETF	$45	0.37%

How did the Fund perform last year?

  For the reporting period ended March 31, 2026, the Fund returned 43.53%.

  For the same period, the S&P Total Market Index returned 18.14% and the Dow Jones U.S. Select Aerospace & Defense IndexTM returned 44.09%.

What contributed to performance?

Aerospace and defense stocks were the largest contributors to the Fund’s return during the reporting period, supported by persistent demand for aircraft, engines, aftermarket services, and elevated defense spending amid record high U.S. defense budgets over the past several years. Aerospace names were helped by the commercial recovery and continued improvement in engine and component demand, particularly as passenger traffic, fleet utilization, and widebody flying rates moved higher. Meanwhile, defense oriented companies were supported by durable government spending and program visibility, including replenishment of munitions, modernization of air and missile defense platforms, and ongoing investment in space and cyber capabilities.

What detracted from performance?

There were no significant detractors from the Fund’s return during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: April 1, 2016 through March 31, 2026

Initial investment of $10,000

Table Summary
	Fund	S&P Total Market Index	Dow Jones U.S. Select Aerospace & Defense Index™
Mar 16	$10,000	$10,000	$10,000
Apr 16	$10,421	$10,062	$10,425
May 16	$10,609	$10,242	$10,617
Jun 16	$10,709	$10,262	$10,721
Jul 16	$11,103	$10,670	$11,120
Aug 16	$11,170	$10,699	$11,187
Sep 16	$11,103	$10,718	$11,124
Oct 16	$11,204	$10,483	$11,229
Nov 16	$12,317	$10,949	$12,352
Dec 16	$12,137	$11,162	$12,176
Jan 17	$12,290	$11,379	$12,333
Feb 17	$13,098	$11,799	$13,149
Mar 17	$12,870	$11,808	$12,924
Apr 17	$13,294	$11,931	$13,354
May 17	$13,653	$12,053	$13,721
Jun 17	$13,638	$12,164	$13,709
Jul 17	$14,293	$12,393	$14,373
Aug 17	$14,810	$12,416	$14,899
Sep 17	$15,483	$12,719	$15,580
Oct 17	$15,701	$12,995	$15,805
Nov 17	$16,173	$13,389	$16,286
Dec 17	$16,406	$13,524	$16,526
Jan 18	$17,709	$14,242	$17,846
Feb 18	$17,679	$13,714	$17,818
Mar 18	$17,297	$13,442	$17,438
Apr 18	$16,813	$13,490	$16,956
May 18	$17,394	$13,871	$17,549
Jun 18	$16,853	$13,963	$17,008
Jul 18	$18,032	$14,430	$18,205
Aug 18	$18,179	$14,932	$18,363
Sep 18	$19,037	$14,955	$19,242
Oct 18	$16,860	$13,848	$17,035
Nov 18	$16,890	$14,125	$17,079
Dec 18	$15,232	$12,808	$15,404
Jan 19	$17,131	$13,911	$17,343
Feb 19	$18,413	$14,399	$18,660
Mar 19	$17,627	$14,606	$17,865
Apr 19	$18,527	$15,188	$18,784
May 19	$17,840	$14,208	$18,092
Jun 19	$18,974	$15,203	$19,251
Jul 19	$19,069	$15,426	$19,352
Aug 19	$19,655	$15,115	$19,958
Sep 19	$19,961	$15,376	$20,274
Oct 19	$19,548	$15,702	$19,860
Nov 19	$20,551	$16,297	$20,887
Dec 19	$19,873	$16,766	$20,204
Jan 20	$20,374	$16,745	$20,723
Feb 20	$17,970	$15,374	$18,281
Mar 20	$12,941	$13,251	$13,179
Apr 20	$14,014	$15,008	$14,274
May 20	$14,784	$15,814	$15,063
Jun 20	$14,851	$16,179	$15,136
Jul 20	$14,124	$17,093	$14,397
Aug 20	$15,064	$18,321	$15,360
Sep 20	$14,317	$17,647	$14,605
Oct 20	$13,661	$17,271	$13,939
Nov 20	$16,683	$19,382	$17,030
Dec 20	$17,174	$20,251	$17,538
Jan 21	$16,151	$20,186	$16,497
Feb 21	$17,335	$20,832	$17,712
Mar 21	$18,925	$21,557	$19,345
Apr 21	$19,339	$22,664	$19,774
May 21	$20,037	$22,767	$20,495
Jun 21	$19,943	$23,344	$20,407
Jul 21	$19,663	$23,746	$20,125
Aug 21	$19,292	$24,425	$19,752
Sep 21	$19,009	$23,316	$19,471
Oct 21	$19,055	$24,882	$19,516
Nov 21	$17,890	$24,516	$18,327
Dec 21	$18,780	$25,447	$19,245
Jan 22	$18,453	$23,919	$18,916
Feb 22	$20,431	$23,318	$20,953
Mar 22	$20,250	$24,073	$20,773
Apr 22	$18,822	$21,902	$19,314
May 22	$18,698	$21,858	$19,194
Jun 22	$18,186	$20,020	$18,676
Jul 22	$19,022	$21,898	$19,538
Aug 22	$18,649	$21,071	$19,163
Sep 22	$16,784	$19,107	$17,252
Oct 22	$19,751	$20,666	$20,310
Nov 22	$20,595	$21,757	$21,183
Dec 22	$20,649	$20,478	$21,248
Jan 23	$21,167	$21,906	$21,789
Feb 23	$21,178	$21,398	$21,806
Mar 23	$21,295	$21,961	$21,935
Apr 23	$21,089	$22,182	$21,730
May 23	$20,113	$22,278	$20,731
Jun 23	$21,641	$23,804	$22,311
Jul 23	$21,830	$24,662	$22,513
Aug 23	$21,533	$24,178	$22,214
Sep 23	$19,682	$23,021	$20,310
Oct 23	$20,416	$22,401	$21,076
Nov 23	$22,277	$24,503	$23,006
Dec 23	$23,596	$25,814	$24,375
Jan 24	$22,873	$26,099	$23,636
Feb 24	$23,847	$27,518	$24,650
Mar 24	$24,648	$28,407	$25,483
Apr 24	$24,254	$27,155	$25,085
May 24	$25,428	$28,444	$26,310
Jun 24	$24,719	$29,327	$25,582
Jul 24	$26,821	$29,866	$27,768
Aug 24	$27,652	$30,506	$28,637
Sep 24	$28,069	$31,134	$29,077
Oct 24	$27,076	$30,912	$28,056
Nov 24	$29,150	$32,971	$30,215
Dec 24	$27,325	$31,977	$28,334
Jan 25	$29,464	$32,957	$30,561
Feb 25	$29,127	$32,335	$30,221
Mar 25	$28,849	$30,420	$29,946
Apr 25	$29,562	$30,211	$30,696
May 25	$33,385	$32,146	$34,679
Jun 25	$35,555	$33,793	$36,945
Jul 25	$37,079	$34,564	$38,542
Aug 25	$37,426	$35,349	$38,915
Sep 25	$39,618	$36,570	$41,208
Oct 25	$40,812	$37,374	$42,464
Nov 25	$38,815	$37,433	$40,397
Dec 25	$40,621	$37,431	$42,292
Jan 26	$43,968	$38,014	$45,792
Feb 26	$46,163	$37,805	$48,091
Mar 26	$41,408	$35,939	$43,149

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
43.53%	16.95%	15.27%
S&P Total Market Index...
18.14	10.76	13.65
Dow Jones U.S. Select Aerospace & Defense Index™...
44.09	17.40	15.74

Key Fund statistics

Table Summary
Net Assets...
$13,379,396,671
Number of Portfolio Holdings...
47
Net Investment Advisory Fees...
$40,000,711
Portfolio Turnover Rate...
18%

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of March 31, 2026)

Industry allocation

Ten largest holdings

Table Summary
Industry	Percent of Total InvestmentsFootnote Reference(a)
Aerospace & Defense...
99.9%
Leisure Products...
0.1
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
General Electric Co...
19.0%
RTX Corp...
16.6
Boeing Co. (The)...
8.9
General Dynamics Corp...
4.8
L3Harris Technologies, Inc...
4.7
Lockheed Martin Corp...
4.6
Northrop Grumman Corp...
4.6
TransDigm Group, Inc...
4.5
Howmet Aerospace, Inc...
4.5
Axon Enterprise, Inc...
2.8
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares U.S. Aerospace & Defense ETF

Annual Shareholder Report — March 31, 2026

ITA-03/26-AR

iShares U.S. Broker-Dealers & Securities Exchanges ETF

IAI |NYSE Arca

Annual Shareholder Report — March 31, 2026

This annual shareholder report contains important information about iShares U.S. Broker-Dealers & Securities Exchanges ETF (the “Fund”) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Broker-Dealers & Securities Exchanges ETF	$40	0.37%

How did the Fund perform last year?

  For the reporting period ended March 31, 2026, the Fund returned 18.53%.

  For the same period, the S&P Total Market Index returned 18.14% and the Dow Jones U.S. Select Investment Services IndexTM returned 19.01%.

What contributed to performance?

Financial services companies that provide investment banking and brokerage services were the largest contributors to the Fund’s performance during the reporting period. A rebound in merger and acquisition activity and dealmaking boosted advisory fees for these firms, while stronger capital markets activity enhanced revenues. In addition, wealth management (high-level financial advisory services for affluent clients) provided a stable source of fee-based income. Overall, a generally favorable macroeconomic and policy backdrop supported these firms.

What detracted from performance?

Financial exchanges and data companies were marginal detractors from the Fund’s return during the reporting period, as providers of financial data and analytics services faced pressure from concerns over artificial intelligence-driven disruption and tighter client budgets.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: April 1, 2016 through March 31, 2026

Initial investment of $10,000

Table Summary
	Fund	S&P Total Market Index	Dow Jones U.S. Select Investment Services Index™
Mar 16	$10,000	$10,000	$10,000
Apr 16	$10,064	$10,062	$10,068
May 16	$10,556	$10,242	$10,564
Jun 16	$9,682	$10,262	$9,691
Jul 16	$10,503	$10,670	$10,516
Aug 16	$11,203	$10,699	$11,223
Sep 16	$11,156	$10,718	$11,181
Oct 16	$11,143	$10,483	$11,170
Nov 16	$13,064	$10,949	$13,103
Dec 16	$13,361	$11,162	$13,408
Jan 17	$13,925	$11,379	$13,980
Feb 17	$14,087	$11,799	$14,146
Mar 17	$13,927	$11,808	$13,991
Apr 17	$13,762	$11,931	$13,830
May 17	$13,520	$12,053	$13,592
Jun 17	$14,522	$12,164	$14,606
Jul 17	$14,942	$12,393	$15,033
Aug 17	$14,609	$12,416	$14,701
Sep 17	$15,617	$12,719	$15,725
Oct 17	$15,855	$12,995	$15,972
Nov 17	$16,858	$13,389	$16,989
Dec 17	$17,207	$13,524	$17,348
Jan 18	$18,186	$14,242	$18,344
Feb 18	$18,172	$13,714	$18,339
Mar 18	$18,020	$13,442	$18,192
Apr 18	$18,100	$13,490	$18,280
May 18	$18,271	$13,871	$18,457
Jun 18	$17,703	$13,963	$17,891
Jul 18	$17,998	$14,430	$18,197
Aug 18	$18,139	$14,932	$18,346
Sep 18	$17,243	$14,955	$17,437
Oct 18	$16,858	$13,848	$17,054
Nov 18	$16,997	$14,125	$17,202
Dec 18	$15,607	$12,808	$15,797
Jan 19	$16,851	$13,911	$17,055
Feb 19	$17,193	$14,399	$17,407
Mar 19	$16,465	$14,606	$16,673
Apr 19	$17,870	$15,188	$18,102
May 19	$16,905	$14,208	$17,127
Jun 19	$17,744	$15,203	$17,988
Jul 19	$18,322	$15,426	$18,582
Aug 19	$18,008	$15,115	$18,269
Sep 19	$18,135	$15,376	$18,402
Oct 19	$18,174	$15,702	$18,447
Nov 19	$19,285	$16,297	$19,582
Dec 19	$19,391	$16,766	$19,699
Jan 20	$19,943	$16,745	$20,268
Feb 20	$17,957	$15,374	$18,255
Mar 20	$14,630	$13,251	$14,885
Apr 20	$16,401	$15,008	$16,690
May 20	$17,453	$15,814	$17,770
Jun 20	$17,153	$16,179	$17,471
Jul 20	$17,485	$17,093	$17,768
Aug 20	$18,494	$18,321	$18,780
Sep 20	$17,824	$17,647	$18,107
Oct 20	$17,847	$17,271	$18,135
Nov 20	$20,926	$19,382	$21,272
Dec 20	$22,988	$20,251	$23,380
Jan 21	$22,939	$20,186	$23,338
Feb 21	$25,849	$20,832	$26,306
Mar 21	$26,685	$21,557	$27,168
Apr 21	$28,154	$22,664	$28,671
May 21	$29,492	$22,767	$30,046
Jun 21	$29,638	$23,344	$30,206
Jul 21	$29,963	$23,746	$30,545
Aug 21	$31,819	$24,425	$32,453
Sep 21	$30,420	$23,316	$31,035
Oct 21	$33,208	$24,882	$33,890
Nov 21	$31,254	$24,516	$31,906
Dec 21	$32,274	$25,447	$32,959
Jan 22	$31,363	$23,919	$32,038
Feb 22	$30,339	$23,318	$31,000
Mar 22	$29,454	$24,073	$30,105
Apr 22	$26,246	$21,902	$26,832
May 22	$27,261	$21,858	$27,881
Jun 22	$24,879	$20,020	$25,455
Jul 22	$27,505	$21,898	$28,150
Aug 22	$27,478	$21,071	$28,134
Sep 22	$25,436	$19,107	$26,053
Oct 22	$28,574	$20,666	$29,278
Nov 22	$30,746	$21,757	$31,515
Dec 22	$28,814	$20,478	$29,544
Jan 23	$30,611	$21,906	$31,398
Feb 23	$30,280	$21,398	$31,069
Mar 23	$27,560	$21,961	$28,288
Apr 23	$27,667	$22,182	$28,406
May 23	$26,219	$22,278	$26,926
Jun 23	$27,428	$23,804	$28,174
Jul 23	$29,632	$24,662	$30,448
Aug 23	$28,647	$24,178	$29,445
Sep 23	$27,752	$23,021	$28,535
Oct 23	$26,620	$22,401	$27,381
Nov 23	$30,015	$24,503	$30,885
Dec 23	$33,144	$25,814	$34,117
Jan 24	$32,357	$26,099	$33,300
Feb 24	$33,796	$27,518	$34,791
Mar 24	$35,558	$28,407	$36,617
Apr 24	$34,177	$27,155	$35,190
May 24	$35,745	$28,444	$36,831
Jun 24	$36,000	$29,327	$37,104
Jul 24	$38,111	$29,866	$39,301
Aug 24	$39,266	$30,506	$40,514
Sep 24	$39,642	$31,134	$40,913
Oct 24	$40,969	$30,912	$42,293
Nov 24	$47,244	$32,971	$48,792
Dec 24	$44,542	$31,977	$46,018
Jan 25	$48,401	$32,957	$50,021
Feb 25	$47,258	$32,335	$48,848
Mar 25	$43,532	$30,420	$45,004
Apr 25	$43,775	$30,211	$45,272
May 25	$47,996	$32,146	$49,657
Jun 25	$52,645	$33,793	$54,490
Jul 25	$54,681	$34,564	$56,613
Aug 25	$54,205	$35,349	$56,132
Sep 25	$55,135	$36,570	$57,113
Oct 25	$54,630	$37,374	$56,614
Nov 25	$54,875	$37,433	$56,883
Dec 25	$56,095	$37,431	$58,172
Jan 26	$57,659	$38,014	$59,812
Feb 26	$53,401	$37,805	$55,410
Mar 26	$51,599	$35,939	$53,557

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
18.53%	14.10%	17.83%
S&P Total Market Index...
18.14	10.76	13.65
Dow Jones U.S. Select Investment Services Index™...
19.01	14.54	18.27

Key Fund statistics

Table Summary
Net Assets...
$1,519,917,792
Number of Portfolio Holdings...
38
Net Investment Advisory Fees...
$5,558,733
Portfolio Turnover Rate...
18%

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of March 31, 2026)

Industry allocation

Ten largest holdings

Table Summary
Industry	Percent of Total InvestmentsFootnote Reference(a)
Investment Banking & Brokerage...
63.4%
Financial Exchanges & Data...
36.6
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
Goldman Sachs Group, Inc. (The)...
18.3%
Morgan Stanley...
14.3
Charles Schwab Corp. (The)...
11.3
Intercontinental Exchange, Inc...
4.5
S&P Global, Inc...
4.5
Moody's Corp...
4.4
CME Group, Inc., Class A...
4.4
MSCI, Inc., Class A...
4.1
Robinhood Markets, Inc., Class A...
4.0
Coinbase Global, Inc., Class A...
4.0
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares U.S. Broker-Dealers & Securities Exchanges ETF

Annual Shareholder Report — March 31, 2026

IAI-03/26-AR

iShares U.S. Healthcare Providers ETF

IHF |NYSE Arca

Annual Shareholder Report — March 31, 2026

This annual shareholder report contains important information about iShares U.S. Healthcare Providers ETF (the “Fund”) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Healthcare Providers ETF	$33	0.37%

How did the Fund perform last year?

  For the reporting period ended March 31, 2026, the Fund returned (19.80)%.

  For the same period, the S&P Total Market Index returned 18.14% and the Dow Jones U.S. Select Health Care Providers IndexTM returned (19.51)%.

What contributed to performance?

During the reporting period, companies that provide healthcare facilities modestly contributed to the Fund’s return, helped by rising patient volumes, merger activity, and increased outpatient activity.

What detracted from performance?

Managed healthcare companies were the largest detractors from the Fund’s return during the reporting period, as surging medical costs, significant Medicaid enrollment declines, and regulatory pressures combined to pressure the subsector. Additional pressures included high utilization rates, inflationary pressures, and Medicare Advantage star rating downgrades, leading to margin compression and lowered future guidance. In particular, one of the largest managed care companies in the United States experienced a sharp decline, further hindered by ongoing regulatory and legal pressures.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: April 1, 2016 through March 31, 2026

Initial investment of $10,000

Table Summary
	Fund	S&P Total Market Index	Dow Jones U.S. Select Health Care Providers Index™
Mar 16	$10,000	$10,000	$10,000
Apr 16	$10,352	$10,062	$10,355
May 16	$10,275	$10,242	$10,282
Jun 16	$10,452	$10,262	$10,463
Jul 16	$10,548	$10,670	$10,561
Aug 16	$10,085	$10,699	$10,100
Sep 16	$10,184	$10,718	$10,203
Oct 16	$9,615	$10,483	$9,635
Nov 16	$10,387	$10,949	$10,412
Dec 16	$10,284	$11,162	$10,312
Jan 17	$10,649	$11,379	$10,683
Feb 17	$11,152	$11,799	$11,191
Mar 17	$11,023	$11,808	$11,064
Apr 17	$11,306	$11,931	$11,352
May 17	$11,508	$12,053	$11,551
Jun 17	$12,216	$12,164	$12,267
Jul 17	$11,968	$12,393	$12,022
Aug 17	$12,153	$12,416	$12,212
Sep 17	$12,159	$12,719	$12,221
Oct 17	$12,299	$12,995	$12,367
Nov 17	$12,906	$13,389	$12,979
Dec 17	$12,904	$13,524	$12,982
Jan 18	$13,780	$14,242	$13,868
Feb 18	$13,292	$13,714	$13,381
Mar 18	$12,941	$13,442	$13,031
Apr 18	$13,507	$13,490	$13,608
May 18	$14,063	$13,871	$14,174
Jun 18	$14,469	$13,963	$14,595
Jul 18	$15,041	$14,430	$15,180
Aug 18	$16,227	$14,932	$16,387
Sep 18	$16,472	$14,955	$16,639
Oct 18	$15,709	$13,848	$15,872
Nov 18	$16,487	$14,125	$16,660
Dec 18	$14,144	$12,808	$14,302
Jan 19	$15,449	$13,911	$15,629
Feb 19	$14,960	$14,399	$15,139
Mar 19	$14,397	$14,606	$14,571
Apr 19	$14,029	$15,188	$14,205
May 19	$14,104	$14,208	$14,284
Jun 19	$14,697	$15,203	$14,890
Jul 19	$15,216	$15,426	$15,423
Aug 19	$14,428	$15,115	$14,628
Sep 19	$13,910	$15,376	$14,107
Oct 19	$15,172	$15,702	$15,393
Nov 19	$16,759	$16,297	$17,012
Dec 19	$17,318	$16,766	$17,585
Jan 20	$16,585	$16,745	$16,847
Feb 20	$15,456	$15,374	$15,704
Mar 20	$14,411	$13,251	$14,646
Apr 20	$16,409	$15,008	$16,681
May 20	$17,295	$15,814	$17,588
Jun 20	$16,653	$16,179	$16,941
Jul 20	$17,669	$17,093	$17,979
Aug 20	$17,812	$18,321	$18,130
Sep 20	$17,511	$17,647	$17,832
Oct 20	$17,404	$17,271	$17,697
Nov 20	$19,540	$19,382	$19,910
Dec 20	$20,374	$20,251	$20,767
Jan 21	$20,810	$20,186	$21,218
Feb 21	$20,365	$20,832	$20,770
Mar 21	$21,852	$21,557	$22,295
Apr 21	$22,840	$22,664	$23,309
May 21	$23,574	$22,767	$24,065
Jun 21	$23,183	$23,344	$23,674
Jul 21	$23,379	$23,746	$23,877
Aug 21	$23,354	$24,425	$23,858
Sep 21	$22,289	$23,316	$22,777
Oct 21	$24,294	$24,882	$24,835
Nov 21	$22,716	$24,516	$23,230
Dec 21	$25,339	$25,447	$25,923
Jan 22	$23,391	$23,919	$23,937
Feb 22	$23,881	$23,318	$24,447
Mar 22	$24,726	$24,073	$25,319
Apr 22	$23,264	$21,902	$23,829
May 22	$23,058	$21,858	$23,626
Jun 22	$22,344	$20,020	$22,896
Jul 22	$24,203	$21,898	$24,810
Aug 22	$23,447	$21,071	$24,043
Sep 22	$22,407	$19,107	$22,984
Oct 22	$24,259	$20,666	$24,889
Nov 22	$24,500	$21,757	$25,139
Dec 22	$23,543	$20,478	$24,164
Jan 23	$23,530	$21,906	$24,160
Feb 23	$22,481	$21,398	$23,077
Mar 23	$21,804	$21,961	$22,389
Apr 23	$22,670	$22,182	$23,281
May 23	$21,577	$22,278	$22,166
Jun 23	$22,547	$23,804	$23,171
Jul 23	$23,170	$24,662	$23,819
Aug 23	$21,856	$24,178	$22,473
Sep 23	$21,790	$23,021	$22,413
Oct 23	$21,968	$22,401	$22,605
Nov 23	$22,563	$24,503	$23,224
Dec 23	$23,294	$25,814	$23,984
Jan 24	$23,048	$26,099	$23,738
Feb 24	$23,479	$27,518	$24,189
Mar 24	$24,267	$28,407	$25,011
Apr 24	$23,034	$27,155	$23,747
May 24	$23,383	$28,444	$24,114
Jun 24	$23,326	$29,327	$24,062
Jul 24	$25,085	$29,866	$25,886
Aug 24	$25,977	$30,506	$26,813
Sep 24	$25,463	$31,134	$26,290
Oct 24	$23,189	$30,912	$23,948
Nov 24	$24,340	$32,971	$25,146
Dec 24	$21,459	$31,977	$22,173
Jan 25	$23,595	$32,957	$24,389
Feb 25	$22,750	$32,335	$23,521
Mar 25	$23,666	$30,420	$24,478
Apr 25	$22,515	$30,211	$23,293
May 25	$21,281	$32,146	$22,023
Jun 25	$21,829	$33,793	$22,598
Jul 25	$18,660	$34,564	$19,323
Aug 25	$21,178	$35,349	$21,938
Sep 25	$22,189	$36,570	$22,993
Oct 25	$21,794	$37,374	$22,590
Nov 25	$22,229	$37,433	$23,047
Dec 25	$21,655	$37,431	$22,460
Jan 26	$20,557	$38,014	$21,325
Feb 26	$20,845	$37,805	$21,630
Mar 26	$18,981	$35,939	$19,702

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
(19.80)%	(2.78)%	6.62%
S&P Total Market Index...
18.14	10.76	13.65
Dow Jones U.S. Select Health Care Providers Index™...
(19.51)	(2.44)	7.02

Key Fund statistics

Table Summary
Net Assets...
$661,982,963
Number of Portfolio Holdings...
63
Net Investment Advisory Fees...
$2,653,851
Portfolio Turnover Rate...
37%

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of March 31, 2026)

Industry allocation

Ten largest holdings

Table Summary
Industry	Percent of Total InvestmentsFootnote Reference(a)
Managed Health Care...
37.3%
Health Care Services...
36.0
Health Care Facilities...
20.5
Health Care Technology...
6.2
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
UnitedHealth Group, Inc...
22.5%
CVS Health Corp...
12.8
HCA Healthcare, Inc...
9.0
Cigna Group (The)...
4.8
Elevance Health, Inc...
4.8
Veeva Systems, Inc., Class A...
4.5
Labcorp Holdings, Inc...
4.0
Quest Diagnostics, Inc...
3.9
Humana, Inc...
3.8
Tenet Healthcare Corp...
3.0
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares U.S. Healthcare Providers ETF

Annual Shareholder Report — March 31, 2026

IHF-03/26-AR

iShares U.S. Home Construction ETF

ITB |Cboe BZX Exchange

Annual Shareholder Report — March 31, 2026

This annual shareholder report contains important information about iShares U.S. Home Construction ETF (the “Fund”) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Home Construction ETF	$36	0.37%

How did the Fund perform last year?

  For the reporting period ended March 31, 2026, the Fund returned (3.64)%.

  For the same period, the S&P Total Market Index returned 18.14% and the Dow Jones U.S. Select Home Construction IndexTM returned (3.34)%.

What contributed to performance?

There were no significant contributors to the Fund’s return during the reporting period.

What detracted from performance?

Homebuilding stocks detracted from the Fund’s return during the reporting period, as they faced a challenging market environment, negatively impacted by persistently high mortgage rates, elevated construction costs, and economic uncertainty. Although the Federal Reserve cut interest rates by 75 basis points during the reporting period, mortgage rates remained relatively high, limiting affordability and prompting builders to offer incentives such as interest rate buydowns, which compressed profit margins. Ongoing tariffs on imported materials, including steel and aluminum, and broader trade policy uncertainty contributed to a cautious cost backdrop, while continued inflation in labor and land costs further pressured profitability.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: April 1, 2016 through March 31, 2026

Initial investment of $10,000

Table Summary
	Fund	S&P Total Market Index	Dow Jones U.S. Select Home Construction Index™
Mar 16	$10,000	$10,000	$10,000
Apr 16	$9,827	$10,062	$9,829
May 16	$10,181	$10,242	$10,187
Jun 16	$10,221	$10,262	$10,231
Jul 16	$10,705	$10,670	$10,721
Aug 16	$10,742	$10,699	$10,760
Sep 16	$10,190	$10,718	$10,212
Oct 16	$9,535	$10,483	$9,559
Nov 16	$10,112	$10,949	$10,141
Dec 16	$10,179	$11,162	$10,210
Jan 17	$10,716	$11,379	$10,755
Feb 17	$11,278	$11,799	$11,323
Mar 17	$11,850	$11,808	$11,902
Apr 17	$11,983	$11,931	$12,039
May 17	$12,017	$12,053	$12,076
Jun 17	$12,592	$12,164	$12,659
Jul 17	$12,577	$12,393	$12,647
Aug 17	$12,644	$12,416	$12,720
Sep 17	$13,569	$12,719	$13,654
Oct 17	$14,764	$12,995	$14,864
Nov 17	$16,094	$13,389	$16,208
Dec 17	$16,230	$13,524	$16,351
Jan 18	$15,936	$14,242	$16,064
Feb 18	$14,249	$13,714	$14,363
Mar 18	$14,598	$13,442	$14,724
Apr 18	$14,308	$13,490	$14,434
May 18	$14,311	$13,871	$14,444
Jun 18	$14,202	$13,963	$14,334
Jul 18	$14,101	$14,430	$14,236
Aug 18	$14,045	$14,932	$14,185
Sep 18	$13,181	$14,955	$13,316
Oct 18	$11,630	$13,848	$11,750
Nov 18	$12,074	$14,125	$12,202
Dec 18	$11,204	$12,808	$11,326
Jan 19	$12,795	$13,911	$12,944
Feb 19	$12,922	$14,399	$13,077
Mar 19	$13,196	$14,606	$13,359
Apr 19	$14,203	$15,188	$14,386
May 19	$13,642	$14,208	$13,819
Jun 19	$14,328	$15,203	$14,521
Jul 19	$14,590	$15,426	$14,793
Aug 19	$15,299	$15,115	$15,520
Sep 19	$16,248	$15,376	$16,489
Oct 19	$16,750	$15,702	$17,004
Nov 19	$17,073	$16,297	$17,339
Dec 19	$16,681	$16,766	$16,944
Jan 20	$17,845	$16,745	$18,135
Feb 20	$16,286	$15,374	$16,555
Mar 20	$10,900	$13,251	$11,083
Apr 20	$13,740	$15,008	$13,978
May 20	$16,278	$15,814	$16,569
Jun 20	$16,667	$16,179	$16,973
Jul 20	$19,469	$17,093	$19,832
Aug 20	$20,570	$18,321	$20,966
Sep 20	$21,375	$17,647	$21,793
Oct 20	$19,604	$17,271	$19,990
Nov 20	$21,129	$19,382	$21,554
Dec 20	$21,084	$20,251	$21,518
Jan 21	$22,282	$20,186	$22,745
Feb 21	$22,735	$20,832	$23,216
Mar 21	$25,672	$21,557	$26,227
Apr 21	$27,708	$22,664	$28,320
May 21	$27,209	$22,767	$27,817
Jun 21	$26,211	$23,344	$26,806
Jul 21	$27,101	$23,746	$27,725
Aug 21	$27,707	$24,425	$28,356
Sep 21	$25,096	$23,316	$25,689
Oct 21	$27,284	$24,882	$27,938
Nov 21	$28,680	$24,516	$29,382
Dec 21	$31,445	$25,447	$32,228
Jan 22	$26,856	$23,919	$27,529
Feb 22	$25,350	$23,318	$25,991
Mar 22	$22,538	$24,073	$23,112
Apr 22	$21,989	$21,902	$22,556
May 22	$22,949	$21,858	$23,550
Jun 22	$19,992	$20,020	$20,521
Jul 22	$23,293	$21,898	$23,918
Aug 22	$21,361	$21,071	$21,941
Sep 22	$19,867	$19,107	$20,413
Oct 22	$21,500	$20,666	$22,098
Nov 22	$23,253	$21,757	$23,907
Dec 22	$23,213	$20,478	$23,875
Jan 23	$26,633	$21,906	$27,401
Feb 23	$25,914	$21,398	$26,669
Mar 23	$26,976	$21,961	$27,773
Apr 23	$29,090	$22,182	$29,964
May 23	$28,070	$22,278	$28,923
Jun 23	$32,835	$23,804	$33,847
Jul 23	$34,130	$24,662	$35,194
Aug 23	$33,156	$24,178	$34,201
Sep 23	$30,208	$23,021	$31,169
Oct 23	$28,319	$22,401	$29,230
Nov 23	$33,503	$24,503	$34,596
Dec 23	$39,190	$25,814	$40,485
Jan 24	$38,532	$26,099	$39,818
Feb 24	$41,570	$27,518	$42,973
Mar 24	$44,717	$28,407	$46,242
Apr 24	$40,081	$27,155	$41,465
May 24	$40,986	$28,444	$42,414
Jun 24	$39,078	$29,327	$40,449
Jul 24	$46,604	$29,866	$48,267
Aug 24	$46,717	$30,506	$48,399
Sep 24	$49,161	$31,134	$50,950
Oct 24	$45,305	$30,912	$46,964
Nov 24	$47,888	$32,971	$49,655
Dec 24	$40,021	$31,977	$41,505
Jan 25	$41,527	$32,957	$43,051
Feb 25	$38,290	$32,335	$39,819
Mar 25	$37,095	$30,420	$38,591
Apr 25	$35,921	$30,211	$37,375
May 25	$34,873	$32,146	$36,285
Jun 25	$36,559	$33,793	$38,051
Jul 25	$38,258	$34,564	$39,843
Aug 25	$43,446	$35,349	$45,264
Sep 25	$42,148	$36,570	$43,924
Oct 25	$39,471	$37,374	$41,142
Nov 25	$40,870	$37,433	$42,609
Dec 25	$37,913	$37,431	$39,535
Jan 26	$40,209	$38,014	$41,943
Feb 26	$42,383	$37,805	$44,223
Mar 26	$35,745	$35,939	$37,303

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
(3.64)%	6.84%	13.59%
S&P Total Market Index...
18.14	10.76	13.65
Dow Jones U.S. Select Home Construction Index™...
(3.34)	7.30	14.07

Key Fund statistics

Table Summary
Net Assets...
$2,392,265,647
Number of Portfolio Holdings...
49
Net Investment Advisory Fees...
$9,990,508
Portfolio Turnover Rate...
12%

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of March 31, 2026)

Industry allocation

Ten largest holdings

Table Summary
Industry	Percent of Total InvestmentsFootnote Reference(a)
Homebuilding...
65.1%
Building Products...
16.8
Home Improvement Retail...
10.2
Specialty Chemicals...
4.7
Home Furnishings...
1.8
Construction Materials...
1.3
Homefurnishing Retail...
0.1
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
DR Horton, Inc...
15.0%
PulteGroup, Inc...
9.2
Lennar Corp., Class A...
7.6
NVR, Inc...
7.5
Toll Brothers, Inc...
5.3
Sherwin-Williams Co. (The)...
4.7
Lowe's Companies, Inc...
4.5
Home Depot, Inc. (The)...
4.4
TopBuild Corp...
4.0
Lennox International, Inc...
3.3
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares U.S. Home Construction ETF

Annual Shareholder Report — March 31, 2026

ITB-03/26-AR

iShares U.S. Infrastructure ETF

IFRA |Cboe BZX Exchange

Annual Shareholder Report — March 31, 2026

This annual shareholder report contains important information about iShares U.S. Infrastructure ETF (the “Fund”) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Infrastructure ETF	$34	0.30%

How did the Fund perform last year?

  For the reporting period ended March 31, 2026, the Fund returned 29.13%.

  For the same period, the MSCI USA Index returned 17.74% and the NYSE® FactSet U.S. Infrastructure Index returned 29.53%.

What contributed to performance?

Companies that provide construction and engineering services within the industrials sector were the largest contributors to the Fund’s return during the reporting period. Accelerating investment in artificial intelligence (“AI”) infrastructure, particularly data centers, increased demand for specialized electrical and heating, ventilation, and air conditioning (“HVAC”) systems, resulting in record orders and expanding backlogs for these providers. Electric utilities also contributed, supported by increasing electricity demand from artificial intelligence-related data center buildouts and continued expansion of their regulated infrastructure. In the materials sector, metals and mining firms benefited from resilient demand for aluminum and steel from infrastructure, electrification, and data center construction. Tariffs and trade policies further lifted U.S. domestic pricing by restricting imports.

What detracted from performance?

There were no significant detractors from the Fund’s return during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: April 3, 2018 through March 31, 2026

Initial investment of $10,000

Table Summary
	Fund	MSCI USA Index	NYSE® FactSet U.S. Infrastructure Index
Mar 18	$10,000	$10,000	$10,000
Apr 18	$10,225	$10,143	$10,232
May 18	$10,672	$10,390	$10,684
Jun 18	$10,692	$10,461	$10,705
Jul 18	$10,950	$10,837	$10,969
Aug 18	$10,930	$11,195	$10,952
Sep 18	$10,814	$11,247	$10,837
Oct 18	$9,886	$10,466	$9,913
Nov 18	$10,157	$10,670	$10,190
Dec 18	$9,312	$9,709	$9,344
Jan 19	$10,270	$10,507	$10,309
Feb 19	$10,719	$10,859	$10,763
Mar 19	$10,678	$11,060	$10,727
Apr 19	$10,982	$11,503	$11,039
May 19	$10,236	$10,776	$10,291
Jun 19	$11,140	$11,533	$11,204
Jul 19	$11,066	$11,711	$11,137
Aug 19	$10,736	$11,507	$10,803
Sep 19	$11,332	$11,712	$11,403
Oct 19	$11,377	$11,967	$11,451
Nov 19	$11,409	$12,417	$11,488
Dec 19	$11,795	$12,781	$11,879
Jan 20	$11,515	$12,806	$11,601
Feb 20	$10,318	$11,761	$10,391
Mar 20	$8,407	$10,270	$8,459
Apr 20	$9,303	$11,620	$9,363
May 20	$9,739	$12,225	$9,809
Jun 20	$9,850	$12,504	$9,924
Jul 20	$10,117	$13,246	$10,195
Aug 20	$10,433	$14,241	$10,521
Sep 20	$10,196	$13,709	$10,283
Oct 20	$10,690	$13,353	$10,784
Nov 20	$11,962	$14,898	$12,079
Dec 20	$12,655	$15,512	$12,748
Jan 21	$12,541	$15,368	$12,636
Feb 21	$13,318	$15,769	$13,461
Mar 21	$14,638	$16,363	$14,808
Apr 21	$15,121	$17,253	$15,300
May 21	$15,303	$17,336	$15,491
Jun 21	$14,978	$17,819	$15,165
Jul 21	$15,203	$18,240	$15,399
Aug 21	$15,471	$18,778	$15,673
Sep 21	$14,559	$17,892	$14,756
Oct 21	$15,449	$19,140	$15,661
Nov 21	$15,235	$18,947	$15,449
Dec 21	$16,421	$19,696	$16,664
Jan 22	$15,566	$18,581	$15,794
Feb 22	$15,973	$18,036	$16,213
Mar 22	$16,801	$18,670	$17,059
Apr 22	$15,822	$16,978	$16,065
May 22	$16,376	$16,941	$16,628
Jun 22	$14,739	$15,538	$14,972
Jul 22	$16,148	$16,988	$16,410
Aug 22	$15,808	$16,322	$16,059
Sep 22	$14,030	$14,809	$14,252
Oct 22	$15,549	$15,984	$15,806
Nov 22	$16,615	$16,854	$16,895
Dec 22	$15,910	$15,863	$16,184
Jan 23	$17,070	$16,906	$17,369
Feb 23	$16,722	$16,503	$17,020
Mar 23	$16,451	$17,089	$16,751
Apr 23	$16,348	$17,306	$16,649
May 23	$15,867	$17,418	$16,165
Jun 23	$17,280	$18,580	$17,577
Jul 23	$17,852	$19,220	$18,164
Aug 23	$17,247	$18,896	$17,553
Sep 23	$16,276	$18,010	$16,570
Oct 23	$15,631	$17,595	$15,917
Nov 23	$16,756	$19,254	$17,068
Dec 23	$18,010	$20,161	$18,310
Jan 24	$17,319	$20,475	$17,611
Feb 24	$18,275	$21,574	$18,589
Mar 24	$19,481	$22,260	$19,823
Apr 24	$18,973	$21,341	$19,311
May 24	$19,900	$22,361	$20,260
Jun 24	$19,010	$23,161	$19,359
Jul 24	$20,831	$23,451	$21,220
Aug 24	$20,581	$24,017	$20,970
Sep 24	$21,319	$24,534	$21,728
Oct 24	$21,288	$24,352	$21,709
Nov 24	$23,403	$25,877	$23,874
Dec 24	$21,077	$25,218	$21,507
Jan 25	$21,602	$25,986	$22,048
Feb 25	$21,266	$25,576	$21,712
Mar 25	$20,681	$24,080	$21,120
Apr 25	$20,767	$23,957	$21,214
May 25	$21,909	$25,503	$22,387
Jun 25	$22,635	$26,815	$23,139
Jul 25	$23,287	$27,429	$23,811
Aug 25	$23,926	$27,967	$24,480
Sep 25	$24,391	$28,993	$24,964
Oct 25	$24,317	$29,682	$24,893
Nov 25	$24,799	$29,691	$25,392
Dec 25	$24,461	$29,694	$25,048
Jan 26	$26,045	$30,078	$26,667
Feb 26	$28,035	$29,813	$28,706
Mar 26	$26,706	$28,352	$27,356

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
...
1 Year	5 Years	Since Fund Inception
Fund NAV...
29.13%	12.78%	13.07%
MSCI USA Index...
17.74	11.62	13.93
NYSE® FactSet U.S. Infrastructure Index...
29.53	13.06	13.42

Key Fund statistics

Table Summary
Net Assets...
$3,702,676,300
Number of Portfolio Holdings...
167
Net Investment Advisory Fees...
$9,005,257
Portfolio Turnover Rate...
68%

The inception date of the Fund was April 3, 2018.

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of March 31, 2026)

Industry allocation

Ten largest holdings

Table Summary
Industry	Percent of Total InvestmentsFootnote Reference(a)
Electric Utilities...
26.7%
Construction & Engineering...
12.6
Multi-Utilities...
10.5
Rail Transportation...
9.8
Oil & Gas Storage & Transportation...
8.1
Construction Materials...
8.1
Construction Machinery & Heavy Transportation Equipment...
5.1
Steel...
3.9
Building Products...
2.6
Trading Companies & Distributors...
2.1
OtherFootnote Reference(b)...
10.5
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
Caterpillar, Inc...
4.2%
NextEra Energy, Inc...
4.1
Union Pacific Corp...
3.9
Quanta Services, Inc...
3.4
CSX Corp...
3.2
CRH PLC...
2.9
Southern Co. (The)...
2.9
Duke Energy Corp...
2.8
Norfolk Southern Corp...
2.7
Constellation Energy Corp...
2.5
Footnote	Description
Footnote(a)	Excludes money market funds.
Footnote(b)	Ten largest industries are presented. Additional industries are found in Other.

Material Fund changes

This is a summary of certain changes to the Fund since March 31, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available approximately 120 days after March 31, 2026 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).

Effective March 23, 2026, the Index Provider updated the Underlying Index’s methodology to (1) recategorize certain railroad transportation industries in the Underlying Index; and (2) update the weighting methodology from equal weighting to a modified market capitalization weighting with a 4% cap on individual constituents.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI Inc. or ICE Data Indices, LLC and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares U.S. Infrastructure ETF

Annual Shareholder Report — March 31, 2026

IFRA-03/26-AR

iShares U.S. Insurance ETF

IAK |NYSE Arca

Annual Shareholder Report — March 31, 2026

This annual shareholder report contains important information about iShares U.S. Insurance ETF (the “Fund”) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Insurance ETF	$36	0.37%

How did the Fund perform last year?

  For the reporting period ended March 31, 2026, the Fund returned (4.43)%.

  For the same period, the S&P Total Market Index returned 18.14% and the Dow Jones U.S. Select Insurance IndexTM returned (4.11)%.

What contributed to performance?

There were no significant contributors to the Fund’s performance during the reporting period.

What detracted from performance?

Property and casualty insurers were the largest detractors from the Fund’s return during the reporting period. The group faced pressure from elevated loss costs, as claims severity remained high due to inflation in repair, medical, and legal expenses. In addition, pricing momentum began to moderate in some areas of coverage following several years of strong premium increases, contributing to slower premium growth and increased competition. Catastrophe-related losses and weather volatility further impacted profitability for some carriers. Furthermore, in Florida, regulatory developments led certain insurers to issue policyholder credits tied to excess underwriting results, creating a one-time negative impact on earnings.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: April 1, 2016 through March 31, 2026

Initial investment of $10,000

Table Summary
	Fund	S&P Total Market Index	Dow Jones U.S. Select Insurance Index™
Mar 16	$10,000	$10,000	$10,000
Apr 16	$10,110	$10,062	$10,114
May 16	$10,509	$10,242	$10,518
Jun 16	$10,230	$10,262	$10,241
Jul 16	$10,330	$10,670	$10,345
Aug 16	$10,739	$10,699	$10,758
Sep 16	$10,693	$10,718	$10,716
Oct 16	$10,729	$10,483	$10,756
Nov 16	$11,661	$10,949	$11,695
Dec 16	$12,054	$11,162	$12,093
Jan 17	$12,063	$11,379	$12,109
Feb 17	$12,497	$11,799	$12,553
Mar 17	$12,325	$11,808	$12,383
Apr 17	$12,358	$11,931	$12,409
May 17	$12,466	$12,053	$12,520
Jun 17	$12,791	$12,164	$12,851
Jul 17	$13,221	$12,393	$13,292
Aug 17	$12,729	$12,416	$12,800
Sep 17	$13,105	$12,719	$13,183
Oct 17	$13,507	$12,995	$13,594
Nov 17	$13,853	$13,389	$13,949
Dec 17	$13,755	$13,524	$13,853
Jan 18	$14,034	$14,242	$14,142
Feb 18	$13,344	$13,714	$13,448
Mar 18	$13,426	$13,442	$13,532
Apr 18	$13,511	$13,490	$13,624
May 18	$13,164	$13,871	$13,280
Jun 18	$12,853	$13,963	$12,971
Jul 18	$13,712	$14,430	$13,843
Aug 18	$13,800	$14,932	$13,937
Sep 18	$13,917	$14,955	$14,059
Oct 18	$12,855	$13,848	$12,989
Nov 18	$13,224	$14,125	$13,367
Dec 18	$12,234	$12,808	$12,368
Jan 19	$13,125	$13,911	$13,275
Feb 19	$13,675	$14,399	$13,837
Mar 19	$13,507	$14,606	$13,668
Apr 19	$14,507	$15,188	$14,682
May 19	$14,329	$14,208	$14,507
Jun 19	$15,073	$15,203	$15,266
Jul 19	$15,331	$15,426	$15,532
Aug 19	$14,676	$15,115	$14,877
Sep 19	$15,423	$15,376	$15,639
Oct 19	$14,867	$15,702	$15,076
Nov 19	$15,291	$16,297	$15,511
Dec 19	$15,353	$16,766	$15,581
Jan 20	$15,377	$16,745	$15,611
Feb 20	$13,738	$15,374	$13,952
Mar 20	$10,817	$13,251	$10,988
Apr 20	$11,267	$15,008	$11,447
May 20	$11,684	$15,814	$11,874
Jun 20	$11,972	$16,179	$12,174
Jul 20	$12,535	$17,093	$12,752
Aug 20	$12,775	$18,321	$12,999
Sep 20	$12,230	$17,647	$12,451
Oct 20	$12,472	$17,271	$12,702
Nov 20	$14,102	$19,382	$14,368
Dec 20	$14,912	$20,251	$15,198
Jan 21	$14,398	$20,186	$14,678
Feb 21	$15,623	$20,832	$15,931
Mar 21	$16,499	$21,557	$16,832
Apr 21	$17,583	$22,664	$17,942
May 21	$18,063	$22,767	$18,437
Jun 21	$17,273	$23,344	$17,635
Jul 21	$17,276	$23,746	$17,639
Aug 21	$18,249	$24,425	$18,643
Sep 21	$17,580	$23,316	$17,964
Oct 21	$18,760	$24,882	$19,177
Nov 21	$17,692	$24,516	$18,090
Dec 21	$18,894	$25,447	$19,329
Jan 22	$19,274	$23,919	$19,721
Feb 22	$19,446	$23,318	$19,908
Mar 22	$20,684	$24,073	$21,183
Apr 22	$19,387	$21,902	$19,867
May 22	$20,069	$21,858	$20,575
Jun 22	$18,892	$20,020	$19,368
Jul 22	$18,735	$21,898	$19,213
Aug 22	$18,943	$21,071	$19,439
Sep 22	$18,085	$19,107	$18,565
Oct 22	$20,806	$20,666	$21,369
Nov 22	$21,614	$21,757	$22,205
Dec 22	$21,053	$20,478	$21,637
Jan 23	$21,837	$21,906	$22,444
Feb 23	$21,598	$21,398	$22,212
Mar 23	$19,784	$21,961	$20,353
Apr 23	$20,381	$22,182	$20,975
May 23	$19,064	$22,278	$19,624
Jun 23	$20,362	$23,804	$20,966
Jul 23	$21,069	$24,662	$21,698
Aug 23	$21,098	$24,178	$21,735
Sep 23	$21,350	$23,021	$22,001
Oct 23	$21,898	$22,401	$22,565
Nov 23	$23,180	$24,503	$23,895
Dec 23	$23,416	$25,814	$24,160
Jan 24	$25,003	$26,099	$25,789
Feb 24	$26,052	$27,518	$26,861
Mar 24	$27,534	$28,407	$28,415
Apr 24	$26,193	$27,155	$27,033
May 24	$27,435	$28,444	$28,329
Jun 24	$26,572	$29,327	$27,449
Jul 24	$28,386	$29,866	$29,330
Aug 24	$30,259	$30,506	$31,275
Sep 24	$30,492	$31,134	$31,540
Oct 24	$29,801	$30,912	$30,830
Nov 24	$32,583	$32,971	$33,716
Dec 24	$30,015	$31,977	$31,068
Jan 25	$30,608	$32,957	$31,689
Feb 25	$32,308	$32,335	$33,461
Mar 25	$32,931	$30,420	$34,122
Apr 25	$31,621	$30,211	$32,768
May 25	$32,571	$32,146	$33,761
Jun 25	$32,190	$33,793	$33,373
Jul 25	$30,535	$34,564	$31,667
Aug 25	$31,807	$35,349	$32,997
Sep 25	$32,229	$36,570	$33,446
Oct 25	$30,405	$37,374	$31,560
Nov 25	$32,395	$37,433	$33,637
Dec 25	$32,870	$37,431	$34,139
Jan 26	$32,149	$38,014	$33,395
Feb 26	$33,002	$37,805	$34,298
Mar 26	$31,473	$35,939	$32,720

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
(4.43)%	13.79%	12.15%
S&P Total Market Index...
18.14	10.76	13.65
Dow Jones U.S. Select Insurance Index™...
(4.11)	14.22	12.59

Key Fund statistics

Table Summary
Net Assets...
$372,072,861
Number of Portfolio Holdings...
60
Net Investment Advisory Fees...
$2,356,639
Portfolio Turnover Rate...
5%

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of March 31, 2026)

Industry allocation

Ten largest holdings

Table Summary
Industry	Percent of Total InvestmentsFootnote Reference(a)
Property & Casualty Insurance...
78.4%
Life & Health Insurance...
21.4
Multi-line Insurance...
0.2
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
Chubb Ltd...
13.7%
Progressive Corp. (The)...
13.4
Travelers Companies, Inc. (The)...
7.3
Allstate Corp. (The)...
6.2
MetLife, Inc...
4.6
Aflac, Inc...
4.5
Hartford Insurance Group, Inc. (The)...
4.5
American International Group, Inc...
4.4
Arch Capital Group Ltd...
4.1
Prudential Financial, Inc...
4.1
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares U.S. Insurance ETF

Annual Shareholder Report — March 31, 2026

IAK-03/26-AR

iShares U.S. Manufacturing ETF

MADE |NYSE Arca

Annual Shareholder Report — March 31, 2026

This annual shareholder report contains important information about iShares U.S. Manufacturing ETF (the “Fund”) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Manufacturing ETF	$49	0.40%

How did the Fund perform last year?

  For the reporting period ended March 31, 2026, the Fund returned 44.89%.

  For the same period, the S&P Total Market Index returned 18.14% and the S&P U.S. Manufacturing Select Index returned 45.52%.

What contributed to performance?

Firms in the industrials sector were the largest contributor to the Fund’s performance during the reporting period, driven by accelerating investment in artificial intelligence (“AI”) infrastructure, particularly data centers. These companies benefited from increased demand for specialized electrical and heating, ventilation, and air conditioning (“HVAC”) systems, resulting in record orders and expanding backlogs. Electric utilities companies also contributed, supported by rising electricity demand from AI-related data center buildouts and expectations for sustained rate base expansion. Aerospace and defense stocks were also strong contributors, amid elevated geopolitical tensions, such as the ongoing conflicts in Ukraine and the Middle East, prompted increased defense spending globally, commercial aerospace firms continued to benefit from multi-year backlogs supported by strong aircraft demand and replacement cycles. Additionally, companies providing electronic equipment, instruments, and components within the information technology sector benefited from heightened AI-driven demand, particularly from data centers.

What detracted from performance?

There were no significant detractors from the Fund’s return during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: July 17, 2024 through March 31, 2026

Initial investment of $10,000

Table Summary
	Fund	S&P Total Market Index	S&P U.S. Manufacturing Select Index
Jun 24	$10,000	$10,000	$10,000
Jul 24	$9,841	$9,906	$9,843
Aug 24	$10,039	$10,118	$10,045
Sep 24	$10,192	$10,326	$10,202
Oct 24	$10,043	$10,253	$10,055
Nov 24	$10,965	$10,936	$10,980
Dec 24	$10,155	$10,606	$10,172
Jan 25	$10,431	$10,931	$10,453
Feb 25	$10,074	$10,725	$10,099
Mar 25	$9,536	$10,089	$9,562
Apr 25	$9,531	$10,020	$9,560
May 25	$10,476	$10,662	$10,513
Jun 25	$10,961	$11,208	$11,004
Jul 25	$11,536	$11,464	$11,586
Aug 25	$11,710	$11,724	$11,764
Sep 25	$12,092	$12,129	$12,151
Oct 25	$12,721	$12,396	$12,788
Nov 25	$12,742	$12,415	$12,814
Dec 25	$12,913	$12,415	$12,991
Jan 26	$14,152	$12,608	$14,243
Feb 26	$15,072	$12,539	$15,174
Mar 26	$13,817	$11,920	$13,915

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
...
1 Year	Since Fund Inception
Fund NAV...
44.89%	20.89%
S&P Total Market Index...
18.14	10.86
S&P U.S. Manufacturing Select Index...
45.52	21.39

Key Fund statistics

Table Summary
Net Assets...
$47,990,519
Number of Portfolio Holdings...
114
Net Investment Advisory Fees...
$107,435
Portfolio Turnover Rate...
22%

The inception date of the Fund was July 17, 2024.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of March 31, 2026)

Industry allocation

Ten largest holdings

Table Summary
Industry	Percent of Total InvestmentsFootnote Reference(a)
Electrical Components & Equipment...
17.3%
Aerospace & Defense...
14.0
Construction Machinery & Heavy Transportation Equipment...
13.1
Industrial Machinery & Supplies & Components...
12.7
Building Products...
8.1
Electronic Components...
6.9
Automobile Manufacturers...
6.8
Electronic Manufacturing Services...
4.7
Agricultural & Farm Machinery...
4.4
Industrial Conglomerates...
3.9
OtherFootnote Reference(b)...
8.1
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
Eaton Corp. PLC...
4.2%
Caterpillar, Inc...
4.2
Deere & Co...
3.9
Honeywell International, Inc...
3.9
Amphenol Corp., Class A...
3.9
Cummins, Inc...
3.9
Vertiv Holdings Co., Class A...
3.9
Parker-Hannifin Corp...
3.6
General Motors Co...
3.5
RTX Corp...
3.4
Footnote	Description
Footnote(a)	Excludes money market funds.
Footnote(b)	Ten largest industries are presented. Additional industries are found in Other.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares U.S. Manufacturing ETF

Annual Shareholder Report — March 31, 2026

MADE-03/26-AR

iShares U.S. Medical Devices ETF

IHI |NYSE Arca

Annual Shareholder Report — March 31, 2026

This annual shareholder report contains important information about iShares U.S. Medical Devices ETF (the “Fund”) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Medical Devices ETF	$35	0.37%

How did the Fund perform last year?

  For the reporting period ended March 31, 2026, the Fund returned (11.04)%.

  For the same period, the S&P Total Market Index returned 18.14% and the Dow Jones U.S. Select Medical Equipment IndexTM returned (10.72)%.

What contributed to performance?

During the reporting period, there were no significant contributors to the Fund’s return.

What detracted from performance?

The healthcare equipment subsector detracted from the Fund’s performance during the reporting period, as these firms came under pressure due to a combination of macro and structural headwinds. Tariff exposure across global manufacturing footprints compressed gross margins across the group, limiting the ability to pass through higher material and logistics costs into pricing. Government budget constraints and fiscal tightening in key international markets, particularly Japan, China, and parts of Europe, slowed capital equipment placements and procedure volumes, while trade related procurement restrictions in some regions further weighed on multinational device companies. In the United States, the accelerating adoption of GLP-1 therapies weighed on elective procedure demand in certain device categories, as improved metabolic outcomes reduced the near term need for some interventions. Additionally, the subsector faced further headwinds from mixed clinical trial data on high-profile products.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: April 1, 2016 through March 31, 2026

Initial investment of $10,000

Table Summary
	Fund	S&P Total Market Index	Dow Jones U.S. Select Medical Equipment Index™
Mar 16	$10,000	$10,000	$10,000
Apr 16	$10,494	$10,062	$10,499
May 16	$10,704	$10,242	$10,711
Jun 16	$11,083	$10,262	$11,095
Jul 16	$11,760	$10,670	$11,777
Aug 16	$11,716	$10,699	$11,738
Sep 16	$11,897	$10,718	$11,924
Oct 16	$11,040	$10,483	$11,068
Nov 16	$10,760	$10,949	$10,790
Dec 16	$10,913	$11,162	$10,948
Jan 17	$11,666	$11,379	$11,708
Feb 17	$12,266	$11,799	$12,313
Mar 17	$12,436	$11,808	$12,489
Apr 17	$12,949	$11,931	$13,010
May 17	$13,217	$12,053	$13,284
Jun 17	$13,680	$12,164	$13,755
Jul 17	$13,518	$12,393	$13,597
Aug 17	$13,647	$12,416	$13,731
Sep 17	$13,732	$12,719	$13,822
Oct 17	$14,184	$12,995	$14,283
Nov 17	$14,616	$13,389	$14,723
Dec 17	$14,289	$13,524	$14,398
Jan 18	$15,737	$14,242	$15,865
Feb 18	$15,136	$13,714	$15,263
Mar 18	$15,231	$13,442	$15,365
Apr 18	$15,512	$13,490	$15,654
May 18	$16,313	$13,871	$16,478
Jun 18	$16,530	$13,963	$16,704
Jul 18	$17,162	$14,430	$17,349
Aug 18	$18,114	$14,932	$18,318
Sep 18	$18,751	$14,955	$18,966
Oct 18	$16,931	$13,848	$17,132
Nov 18	$17,851	$14,125	$18,067
Dec 18	$16,499	$12,808	$16,704
Jan 19	$17,780	$13,911	$18,008
Feb 19	$18,677	$14,399	$18,924
Mar 19	$19,114	$14,606	$19,374
Apr 19	$18,561	$15,188	$18,818
May 19	$18,226	$14,208	$18,485
Jun 19	$19,900	$15,203	$20,190
Jul 19	$20,348	$15,426	$20,653
Aug 19	$20,628	$15,115	$20,945
Sep 19	$20,472	$15,376	$20,794
Oct 19	$20,592	$15,702	$20,922
Nov 19	$21,484	$16,297	$21,834
Dec 19	$21,897	$16,766	$22,259
Jan 20	$21,944	$16,745	$22,315
Feb 20	$20,071	$15,374	$20,417
Mar 20	$18,671	$13,251	$18,999
Apr 20	$21,324	$15,008	$21,706
May 20	$22,231	$15,814	$22,635
Jun 20	$21,958	$16,179	$22,365
Jul 20	$24,318	$17,093	$24,782
Aug 20	$25,198	$18,321	$25,687
Sep 20	$24,919	$17,647	$25,412
Oct 20	$24,724	$17,271	$25,223
Nov 20	$25,980	$19,382	$26,510
Dec 20	$27,191	$20,251	$27,755
Jan 21	$27,699	$20,186	$28,285
Feb 21	$27,369	$20,832	$27,956
Mar 21	$27,450	$21,557	$28,047
Apr 21	$29,439	$22,664	$30,091
May 21	$28,786	$22,767	$29,429
Jun 21	$30,021	$23,344	$30,702
Jul 21	$31,790	$23,746	$32,522
Aug 21	$32,719	$24,425	$33,482
Sep 21	$31,365	$23,316	$32,107
Oct 21	$32,673	$24,882	$33,460
Nov 21	$30,895	$24,516	$31,646
Dec 21	$32,908	$25,447	$33,722
Jan 22	$29,539	$23,919	$30,277
Feb 22	$29,601	$23,318	$30,350
Mar 22	$30,466	$24,073	$31,246
Apr 22	$27,534	$21,902	$28,246
May 22	$27,225	$21,858	$27,938
Jun 22	$25,239	$20,020	$25,907
Jul 22	$26,901	$21,898	$27,620
Aug 22	$25,301	$21,071	$25,986
Sep 22	$23,640	$19,107	$24,288
Oct 22	$25,201	$20,666	$25,899
Nov 22	$26,627	$21,757	$27,372
Dec 22	$26,418	$20,478	$27,168
Jan 23	$27,117	$21,906	$27,896
Feb 23	$26,139	$21,398	$26,898
Mar 23	$27,149	$21,961	$27,946
Apr 23	$28,532	$22,182	$29,381
May 23	$26,589	$22,278	$27,387
Jun 23	$28,396	$23,804	$29,260
Jul 23	$28,225	$24,662	$29,092
Aug 23	$26,428	$24,178	$27,246
Sep 23	$24,461	$23,021	$25,224
Oct 23	$22,830	$22,401	$23,548
Nov 23	$25,291	$24,503	$26,096
Dec 23	$27,267	$25,814	$28,146
Jan 24	$28,204	$26,099	$29,124
Feb 24	$28,717	$27,518	$29,661
Mar 24	$29,618	$28,407	$30,601
Apr 24	$27,810	$27,155	$28,742
May 24	$28,070	$28,444	$29,019
Jun 24	$28,342	$29,327	$29,306
Jul 24	$27,786	$29,866	$28,739
Aug 24	$29,788	$30,506	$30,820
Sep 24	$30,021	$31,134	$31,071
Oct 24	$29,474	$30,912	$30,517
Nov 24	$30,927	$32,971	$32,032
Dec 24	$29,615	$31,977	$30,684
Jan 25	$32,394	$32,957	$33,576
Feb 25	$32,369	$32,335	$33,560
Mar 25	$30,563	$30,420	$31,696
Apr 25	$30,359	$30,211	$31,495
May 25	$31,422	$32,146	$32,612
Jun 25	$31,832	$33,793	$33,048
Jul 25	$30,324	$34,564	$31,491
Aug 25	$31,577	$35,349	$32,802
Sep 25	$30,577	$36,570	$31,771
Oct 25	$30,620	$37,374	$31,824
Nov 25	$32,747	$37,433	$34,045
Dec 25	$31,652	$37,431	$32,916
Jan 26	$30,585	$38,014	$31,815
Feb 26	$30,677	$37,805	$31,917
Mar 26	$27,190	$35,939	$28,297

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
(11.04)%	(0.19)%	10.52%
S&P Total Market Index...
18.14	10.76	13.65
Dow Jones U.S. Select Medical Equipment Index™...
(10.72)	0.18	10.96

Key Fund statistics

Table Summary
Net Assets...
$3,195,557,172
Number of Portfolio Holdings...
51
Net Investment Advisory Fees...
$15,532,253
Portfolio Turnover Rate...
12%

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of March 31, 2026)

Industry allocation

Ten largest holdings

Table Summary
Industry	Percent of Total InvestmentsFootnote Reference(a)
Health Care Equipment...
95.6%
Health Care Equipment & Supplies...
4.4
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
Abbott Laboratories...
17.0%
Intuitive Surgical, Inc...
15.6
Stryker Corp...
10.8
Medtronic PLC...
4.6
Becton Dickinson & Co...
4.6
Edwards Lifesciences Corp...
4.5
IDEXX Laboratories, Inc...
4.4
ResMed, Inc...
4.4
GE HealthCare Technologies, Inc...
4.4
Boston Scientific Corp...
4.3
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares U.S. Medical Devices ETF

Annual Shareholder Report — March 31, 2026

IHI-03/26-AR

iShares U.S. Oil & Gas Exploration & Production ETF

IEO |Cboe BZX Exchange

Annual Shareholder Report — March 31, 2026

This annual shareholder report contains important information about iShares U.S. Oil & Gas Exploration & Production ETF (the “Fund”) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Oil & Gas Exploration & Production ETF	$44	0.37%

How did the Fund perform last year?

  For the reporting period ended March 31, 2026, the Fund returned 35.37%.

  For the same period, the S&P Total Market Index returned 18.14% and the Dow Jones U.S. Select Oil Exploration & Production IndexTM returned 35.88%.

What contributed to performance?

Companies that provide oil and gas exploration and production services were the largest contributors to the Fund’s return during the reporting period. These companies, which focus on finding and extracting oil and natural gas, benefited from surging oil prices late in the reporting period driven by the threat to supply triggered by the conflict in the Middle East. Additionally, steady cash flow generation while limiting production growth and returning capital through dividends and share repurchases supported these companies. Oil and gas refining and marketing and transportation firms were supported by high global demand for refined products and elevated crack spreads, which boosted downstream profitability. Crack spreads (the difference between crude oil prices and the wholesale prices of refined products such as gasoline and diesel) expanded as product demand outpaced supply, lifting refiners’ margins.

What detracted from performance?

There were no significant detractors from the Fund’s performance during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: April 1, 2016 through March 31, 2026

Initial investment of $10,000

Table Summary
	Fund	S&P Total Market Index	Dow Jones U.S. Select Oil Exploration & Production Index™
Mar 16	$10,000	$10,000	$10,000
Apr 16	$11,191	$10,062	$11,196
May 16	$10,935	$10,242	$10,947
Jun 16	$10,949	$10,262	$10,967
Jul 16	$10,819	$10,670	$10,844
Aug 16	$11,325	$10,699	$11,357
Sep 16	$11,903	$10,718	$11,940
Oct 16	$11,251	$10,483	$11,290
Nov 16	$12,710	$10,949	$12,762
Dec 16	$12,694	$11,162	$12,750
Jan 17	$12,372	$11,379	$12,431
Feb 17	$11,889	$11,799	$11,948
Mar 17	$11,888	$11,808	$11,952
Apr 17	$11,334	$11,931	$11,396
May 17	$10,710	$12,053	$10,772
Jun 17	$10,661	$12,164	$10,731
Jul 17	$10,985	$12,393	$11,061
Aug 17	$10,187	$12,416	$10,259
Sep 17	$11,481	$12,719	$11,566
Oct 17	$11,592	$12,995	$11,683
Nov 17	$11,964	$13,389	$12,061
Dec 17	$12,732	$13,524	$12,839
Jan 18	$13,055	$14,242	$13,171
Feb 18	$11,795	$13,714	$11,903
Mar 18	$12,493	$13,442	$12,612
Apr 18	$13,940	$13,490	$14,078
May 18	$14,535	$13,871	$14,685
Jun 18	$14,642	$13,963	$14,797
Jul 18	$15,075	$14,430	$15,241
Aug 18	$14,685	$14,932	$14,851
Sep 18	$14,995	$14,955	$15,169
Oct 18	$12,760	$13,848	$12,921
Nov 18	$11,922	$14,125	$12,075
Dec 18	$10,266	$12,808	$10,399
Jan 19	$11,655	$13,911	$11,811
Feb 19	$11,381	$14,399	$11,534
Mar 19	$11,611	$14,606	$11,772
Apr 19	$11,982	$15,188	$12,154
May 19	$10,318	$14,208	$10,463
Jun 19	$11,235	$15,203	$11,397
Jul 19	$10,850	$15,426	$11,012
Aug 19	$9,710	$15,115	$9,855
Sep 19	$10,268	$15,376	$10,426
Oct 19	$10,232	$15,702	$10,392
Nov 19	$10,236	$16,297	$10,398
Dec 19	$11,247	$16,766	$11,430
Jan 20	$9,738	$16,745	$9,900
Feb 20	$8,158	$15,374	$8,296
Mar 20	$4,685	$13,251	$4,762
Apr 20	$6,895	$15,008	$7,014
May 20	$6,921	$15,814	$7,042
Jun 20	$6,952	$16,179	$7,076
Jul 20	$6,665	$17,093	$6,787
Aug 20	$6,616	$18,321	$6,739
Sep 20	$5,537	$17,647	$5,643
Oct 20	$5,273	$17,271	$5,374
Nov 20	$7,013	$19,382	$7,151
Dec 20	$7,563	$20,251	$7,715
Jan 21	$7,922	$20,186	$8,084
Feb 21	$10,022	$20,832	$10,231
Mar 21	$10,309	$21,557	$10,529
Apr 21	$10,476	$22,664	$10,702
May 21	$11,409	$22,767	$11,661
Jun 21	$12,195	$23,344	$12,470
Jul 21	$10,829	$23,746	$11,075
Aug 21	$10,853	$24,425	$11,104
Sep 21	$12,486	$23,316	$12,781
Oct 21	$13,728	$24,882	$14,057
Nov 21	$12,970	$24,516	$13,285
Dec 21	$13,280	$25,447	$13,609
Jan 22	$15,454	$23,919	$15,841
Feb 22	$16,763	$23,318	$17,189
Mar 22	$18,395	$24,073	$18,868
Apr 22	$18,086	$21,902	$18,558
May 22	$21,302	$21,858	$21,867
Jun 22	$17,110	$20,020	$17,566
Jul 22	$18,904	$21,898	$19,414
Aug 22	$20,359	$21,071	$20,920
Sep 22	$18,573	$19,107	$19,091
Oct 22	$22,451	$20,666	$23,084
Nov 22	$22,589	$21,757	$23,234
Dec 22	$20,981	$20,478	$21,584
Jan 23	$21,549	$21,906	$22,176
Feb 23	$19,739	$21,398	$20,318
Mar 23	$19,573	$21,961	$20,162
Apr 23	$19,579	$22,182	$20,173
May 23	$18,090	$22,278	$18,646
Jun 23	$19,490	$23,804	$20,098
Jul 23	$21,817	$24,662	$22,506
Aug 23	$22,443	$24,178	$23,160
Sep 23	$22,486	$23,021	$23,203
Oct 23	$22,325	$22,401	$23,045
Nov 23	$21,707	$24,503	$22,412
Dec 23	$21,719	$25,814	$22,432
Jan 24	$21,453	$26,099	$22,164
Feb 24	$22,288	$27,518	$23,035
Mar 24	$25,073	$28,407	$25,922
Apr 24	$24,472	$27,155	$25,308
May 24	$24,054	$28,444	$24,885
Jun 24	$23,459	$29,327	$24,275
Jul 24	$23,529	$29,866	$24,356
Aug 24	$23,011	$30,506	$23,828
Sep 24	$21,712	$31,134	$22,489
Oct 24	$21,694	$30,912	$22,476
Nov 24	$23,604	$32,971	$24,463
Dec 24	$21,420	$31,977	$22,206
Jan 25	$22,063	$32,957	$22,883
Feb 25	$22,191	$32,335	$23,021
Mar 25	$22,707	$30,420	$23,563
Apr 25	$19,530	$30,211	$20,273
May 25	$20,364	$32,146	$21,146
Jun 25	$21,411	$33,793	$22,240
Jul 25	$21,821	$34,564	$22,673
Aug 25	$22,649	$35,349	$23,541
Sep 25	$22,536	$36,570	$23,432
Oct 25	$21,730	$37,374	$22,600
Nov 25	$22,834	$37,433	$23,758
Dec 25	$21,879	$37,431	$22,769
Jan 26	$24,081	$38,014	$25,063
Feb 26	$26,569	$37,805	$27,662
Mar 26	$30,739	$35,939	$32,018

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
35.37%	24.42%	11.88%
S&P Total Market Index...
18.14	10.76	13.65
Dow Jones U.S. Select Oil Exploration & Production Index™...
35.88	24.91	12.34

Key Fund statistics

Table Summary
Net Assets...
$655,465,993
Number of Portfolio Holdings...
49
Net Investment Advisory Fees...
$1,766,558
Portfolio Turnover Rate...
24%

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of March 31, 2026)

Industry allocation

Ten largest holdings

Table Summary
Industry	Percent of Total InvestmentsFootnote Reference(a)
Oil & Gas Exploration & Production...
75.3%
Oil & Gas Refining & Marketing...
24.7
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
ConocoPhillips...
19.5%
EOG Resources, Inc...
9.4
Valero Energy Corp...
9.1
Phillips 66...
7.3
Diamondback Energy, Inc...
4.8
Devon Energy Corp...
4.5
Marathon Petroleum Corp...
4.4
EQT Corp...
4.1
Coterra Energy, Inc...
3.8
Expand Energy Corp...
3.8
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares U.S. Oil & Gas Exploration & Production ETF

Annual Shareholder Report — March 31, 2026

IEO-03/26-AR

iShares U.S. Oil Equipment & Services ETF

IEZ |NYSE Arca

Annual Shareholder Report — March 31, 2026

This annual shareholder report contains important information about iShares U.S. Oil Equipment & Services ETF (the “Fund”) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Oil Equipment & Services ETF	$46	0.37%

How did the Fund perform last year?

  For the reporting period ended March 31, 2026, the Fund returned 51.10%.

  For the same period, the S&P Total Market Index returned 18.14% and the Dow Jones U.S. Select Oil Equipment & Services IndexTM returned 51.67%.

What contributed to performance?

During the reporting period, oil equipment and services firms significantly contributed to the Fund’s performance. Oil prices were supported by geopolitical tensions in the Middle East, which heightened concerns around potential supply disruptions. The strongest contributors were oilfield services companies with significant international exposure, where upstream investment activity remained robust, along with select firms benefiting from liquefied natural gas (LNG) and energy infrastructure development. Oil and gas drilling companies also benefited from favorable industry fundamentals, including strong offshore demand, tight rig supply, and rising day rates (the daily fees operators pay drilling contractors for the use of a rig, including personnel and equipment). These dynamics supported improved pricing power and earnings visibility across the sector.

What detracted from performance?

There were no significant detractors from the Fund’s return during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: April 1, 2016 through March 31, 2026

Initial investment of $10,000

Table Summary
	Fund	S&P Total Market Index	Dow Jones U.S. Select Oil Equipment & Services Index™
Mar 16	$10,000	$10,000	$10,000
Apr 16	$11,277	$10,062	$11,281
May 16	$10,468	$10,242	$10,473
Jun 16	$10,839	$10,262	$10,851
Jul 16	$10,544	$10,670	$10,559
Aug 16	$10,485	$10,699	$10,504
Sep 16	$11,131	$10,718	$11,155
Oct 16	$10,642	$10,483	$10,668
Nov 16	$12,397	$10,949	$12,435
Dec 16	$12,805	$11,162	$12,846
Jan 17	$12,884	$11,379	$12,930
Feb 17	$12,391	$11,799	$12,438
Mar 17	$11,888	$11,808	$11,935
Apr 17	$10,778	$11,931	$10,819
May 17	$9,959	$12,053	$10,001
Jun 17	$9,550	$12,164	$9,592
Jul 17	$9,581	$12,393	$9,618
Aug 17	$8,655	$12,416	$8,671
Sep 17	$10,299	$12,719	$10,323
Oct 17	$9,586	$12,995	$9,608
Nov 17	$9,691	$13,389	$9,715
Dec 17	$10,475	$13,524	$10,505
Jan 18	$10,959	$14,242	$10,996
Feb 18	$9,416	$13,714	$9,447
Mar 18	$9,487	$13,442	$9,521
Apr 18	$10,875	$13,490	$10,914
May 18	$10,933	$13,871	$10,976
Jun 18	$10,707	$13,963	$10,753
Jul 18	$10,762	$14,430	$10,813
Aug 18	$10,343	$14,932	$10,392
Sep 18	$10,513	$14,955	$10,569
Oct 18	$8,621	$13,848	$8,669
Nov 18	$7,642	$14,125	$7,683
Dec 18	$6,025	$12,808	$6,055
Jan 19	$7,224	$13,911	$7,264
Feb 19	$7,404	$14,399	$7,450
Mar 19	$7,485	$14,606	$7,536
Apr 19	$7,272	$15,188	$7,324
May 19	$5,783	$14,208	$5,826
Jun 19	$6,469	$15,203	$6,519
Jul 19	$6,361	$15,426	$6,415
Aug 19	$5,130	$15,115	$5,174
Sep 19	$5,285	$15,376	$5,333
Oct 19	$5,045	$15,702	$5,092
Nov 19	$5,285	$16,297	$5,335
Dec 19	$6,138	$16,766	$6,200
Jan 20	$5,068	$16,745	$5,121
Feb 20	$4,141	$15,374	$4,185
Mar 20	$1,836	$13,251	$1,850
Apr 20	$2,408	$15,008	$2,429
May 20	$2,651	$15,814	$2,671
Jun 20	$2,660	$16,179	$2,693
Jul 20	$2,759	$17,093	$2,795
Aug 20	$2,824	$18,321	$2,863
Sep 20	$2,245	$17,647	$2,273
Oct 20	$2,214	$17,271	$2,242
Nov 20	$3,110	$19,382	$3,153
Dec 20	$3,506	$20,251	$3,555
Jan 21	$3,625	$20,186	$3,679
Feb 21	$4,404	$20,832	$4,472
Mar 21	$4,205	$21,557	$4,275
Apr 21	$4,023	$22,664	$4,092
May 21	$4,666	$22,767	$4,748
Jun 21	$4,812	$23,344	$4,896
Jul 21	$4,216	$23,746	$4,290
Aug 21	$4,087	$24,425	$4,161
Sep 21	$4,305	$23,316	$4,384
Oct 21	$4,534	$24,882	$4,618
Nov 21	$3,915	$24,516	$3,986
Dec 21	$4,064	$25,447	$4,141
Jan 22	$4,902	$23,919	$4,997
Feb 22	$5,279	$23,318	$5,384
Mar 22	$6,092	$24,073	$6,216
Apr 22	$5,696	$21,902	$5,813
May 22	$6,416	$21,858	$6,551
Jun 22	$5,055	$20,020	$5,162
Jul 22	$5,217	$21,898	$5,328
Aug 22	$5,197	$21,071	$5,310
Sep 22	$4,561	$19,107	$4,661
Oct 22	$6,508	$20,666	$6,655
Nov 22	$6,647	$21,757	$6,799
Dec 22	$6,736	$20,478	$6,893
Jan 23	$7,291	$21,906	$7,464
Feb 23	$6,897	$21,398	$7,063
Mar 23	$6,163	$21,961	$6,312
Apr 23	$6,129	$22,182	$6,279
May 23	$5,491	$22,278	$5,627
Jun 23	$6,419	$23,804	$6,582
Jul 23	$7,635	$24,662	$7,833
Aug 23	$7,647	$24,178	$7,849
Sep 23	$7,695	$23,021	$7,900
Oct 23	$7,233	$22,401	$7,428
Nov 23	$6,949	$24,503	$7,138
Dec 23	$7,037	$25,814	$7,230
Jan 24	$6,569	$26,099	$6,751
Feb 24	$6,683	$27,518	$6,870
Mar 24	$7,618	$28,407	$7,835
Apr 24	$7,142	$27,155	$7,347
May 24	$7,310	$28,444	$7,523
Jun 24	$7,214	$29,327	$7,427
Jul 24	$7,694	$29,866	$7,925
Aug 24	$6,863	$30,506	$7,068
Sep 24	$6,534	$31,134	$6,731
Oct 24	$6,363	$30,912	$6,557
Nov 24	$7,071	$32,971	$7,289
Dec 24	$6,458	$31,977	$6,659
Jan 25	$6,726	$32,957	$6,938
Feb 25	$6,510	$32,335	$6,715
Mar 25	$6,391	$30,420	$6,593
Apr 25	$5,138	$30,211	$5,301
May 25	$5,320	$32,146	$5,491
Jun 25	$5,596	$33,793	$5,778
Jul 25	$5,965	$34,564	$6,161
Aug 25	$6,285	$35,349	$6,494
Sep 25	$6,393	$36,570	$6,609
Oct 25	$6,800	$37,374	$7,032
Nov 25	$6,926	$37,433	$7,164
Dec 25	$6,946	$37,431	$7,187
Jan 26	$8,487	$38,014	$8,785
Feb 26	$9,647	$37,805	$9,989
Mar 26	$9,657	$35,939	$10,000

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
51.10%	18.09%	(0.35)%
S&P Total Market Index...
18.14	10.76	13.65
Dow Jones U.S. Select Oil Equipment & Services Index™...
51.67	18.52	0.00

Key Fund statistics

Table Summary
Net Assets...
$419,590,307
Number of Portfolio Holdings...
34
Net Investment Advisory Fees...
$584,292
Portfolio Turnover Rate...
17%

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of March 31, 2026)

Industry allocation

Ten largest holdings

Table Summary
Industry	Percent of Total InvestmentsFootnote Reference(a)
Oil & Gas Equipment & Services...
83.8%
Oil & Gas Drilling...
16.2
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
SLB Ltd...
23.0%
Baker Hughes Co., Class A...
22.3
Halliburton Co...
4.7
TechnipFMC PLC...
4.6
Weatherford International PLC...
3.6
NOV, Inc...
3.6
Transocean Ltd...
3.5
Valaris Ltd...
3.4
Noble Corp. PLC...
3.3
Archrock, Inc...
3.2
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares U.S. Oil Equipment & Services ETF

Annual Shareholder Report — March 31, 2026

IEZ-03/26-AR

iShares U.S. Pharmaceuticals ETF

IHE |NYSE Arca

Annual Shareholder Report — March 31, 2026

This annual shareholder report contains important information about iShares U.S. Pharmaceuticals ETF (the “Fund”) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Pharmaceuticals ETF	$42	0.37%

How did the Fund perform last year?

  For the reporting period ended March 31, 2026, the Fund returned 25.17%.

  For the same period, the S&P Total Market Index returned 18.14% and the Dow Jones U.S. Select Pharmaceuticals IndexTM returned 25.41%.

What contributed to performance?

Pharmaceutical companies contributed to the Fund’s return during the reporting period, as large-cap firms delivered solid revenue growth, underpinned by continued strong demand for GLP-1 therapies in obesity and diabetes, as well as ongoing contributions from blockbuster franchises in oncology and immunology. Facing looming patent cliffs on major revenue-generating drugs, large pharmaceutical firms turned to acquisitions of emerging biotechnology companies to replenish their pipelines, contributing to a wave of dealmaking that revitalized broader investor interest. Positive clinical trial readouts across Alzheimer's, oncology, obesity, and cardiovascular indications provided further tailwinds for the subsector. Despite regulatory uncertainty stemming from leadership and staffing changes at the U.S. Food and Drug Administration, approvals remained broadly in line with historical norms.

What detracted from performance?

During the reporting period, there were no significant detractors from the Fund’s return.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: April 1, 2016 through March 31, 2026

Initial investment of $10,000

Table Summary
	Fund	S&P Total Market Index	Dow Jones U.S. Select Pharmaceuticals Index™
Mar 16	$10,000	$10,000	$10,000
Apr 16	$10,298	$10,062	$10,303
May 16	$10,687	$10,242	$10,700
Jun 16	$10,577	$10,262	$10,592
Jul 16	$11,393	$10,670	$11,411
Aug 16	$10,901	$10,699	$10,920
Sep 16	$10,961	$10,718	$10,985
Oct 16	$10,009	$10,483	$10,030
Nov 16	$10,236	$10,949	$10,260
Dec 16	$10,379	$11,162	$10,407
Jan 17	$10,424	$11,379	$10,454
Feb 17	$11,260	$11,799	$11,295
Mar 17	$11,119	$11,808	$11,156
Apr 17	$11,287	$11,931	$11,327
May 17	$11,075	$12,053	$11,116
Jun 17	$11,488	$12,164	$11,532
Jul 17	$11,498	$12,393	$11,543
Aug 17	$11,506	$12,416	$11,554
Sep 17	$11,628	$12,719	$11,678
Oct 17	$11,219	$12,995	$11,270
Nov 17	$11,441	$13,389	$11,495
Dec 17	$11,486	$13,524	$11,541
Jan 18	$11,728	$14,242	$11,786
Feb 18	$11,136	$13,714	$11,192
Mar 18	$11,003	$13,442	$11,059
Apr 18	$10,785	$13,490	$10,841
May 18	$11,135	$13,871	$11,195
Jun 18	$11,337	$13,963	$11,399
Jul 18	$12,125	$14,430	$12,195
Aug 18	$12,701	$14,932	$12,775
Sep 18	$12,626	$14,955	$12,702
Oct 18	$11,451	$13,848	$11,518
Nov 18	$11,846	$14,125	$11,920
Dec 18	$10,604	$12,808	$10,669
Jan 19	$11,069	$13,911	$11,138
Feb 19	$11,659	$14,399	$11,736
Mar 19	$11,649	$14,606	$11,729
Apr 19	$11,298	$15,188	$11,374
May 19	$10,668	$14,208	$10,740
Jun 19	$11,446	$15,203	$11,529
Jul 19	$10,967	$15,426	$11,051
Aug 19	$10,589	$15,115	$10,671
Sep 19	$10,659	$15,376	$10,746
Oct 19	$11,130	$15,702	$11,224
Nov 19	$11,523	$16,297	$11,625
Dec 19	$12,247	$16,766	$12,360
Jan 20	$12,188	$16,745	$12,305
Feb 20	$11,059	$15,374	$11,167
Mar 20	$10,361	$13,251	$10,467
Apr 20	$11,709	$15,008	$11,833
May 20	$12,087	$15,814	$12,221
Jun 20	$11,844	$16,179	$11,980
Jul 20	$12,152	$17,093	$12,295
Aug 20	$12,883	$18,321	$13,041
Sep 20	$12,633	$17,647	$12,792
Oct 20	$12,345	$17,271	$12,505
Nov 20	$13,232	$19,382	$13,408
Dec 20	$13,940	$20,251	$14,131
Jan 21	$13,946	$20,186	$14,141
Feb 21	$13,857	$20,832	$14,052
Mar 21	$13,812	$21,557	$14,008
Apr 21	$13,948	$22,664	$14,151
May 21	$14,352	$22,767	$14,565
Jun 21	$14,508	$23,344	$14,729
Jul 21	$14,986	$23,746	$15,219
Aug 21	$15,097	$24,425	$15,336
Sep 21	$14,368	$23,316	$14,599
Oct 21	$14,763	$24,882	$15,006
Nov 21	$14,693	$24,516	$14,928
Dec 21	$15,727	$25,447	$15,983
Jan 22	$15,015	$23,919	$15,264
Feb 22	$14,487	$23,318	$14,728
Mar 22	$15,371	$24,073	$15,632
Apr 22	$14,872	$21,902	$15,128
May 22	$15,388	$21,858	$15,659
Jun 22	$15,232	$20,020	$15,504
Jul 22	$15,131	$21,898	$15,404
Aug 22	$13,982	$21,071	$14,238
Sep 22	$13,528	$19,107	$13,778
Oct 22	$14,462	$20,666	$14,726
Nov 22	$15,000	$21,757	$15,276
Dec 22	$14,976	$20,478	$15,256
Jan 23	$14,926	$21,906	$15,210
Feb 23	$14,154	$21,398	$14,419
Mar 23	$14,167	$21,961	$14,438
Apr 23	$14,646	$22,182	$14,927
May 23	$13,871	$22,278	$14,142
Jun 23	$14,514	$23,804	$14,802
Jul 23	$14,777	$24,662	$15,075
Aug 23	$15,361	$24,178	$15,676
Sep 23	$14,411	$23,021	$14,709
Oct 23	$13,632	$22,401	$13,918
Nov 23	$14,285	$24,503	$14,586
Dec 23	$15,125	$25,814	$15,447
Jan 24	$15,577	$26,099	$15,911
Feb 24	$16,622	$27,518	$16,985
Mar 24	$16,698	$28,407	$17,060
Apr 24	$15,758	$27,155	$16,104
May 24	$16,161	$28,444	$16,522
Jun 24	$16,387	$29,327	$16,758
Jul 24	$16,876	$29,866	$17,263
Aug 24	$18,010	$30,506	$18,427
Sep 24	$17,523	$31,134	$17,931
Oct 24	$17,160	$30,912	$17,558
Nov 24	$17,166	$32,971	$17,568
Dec 24	$16,348	$31,977	$16,738
Jan 25	$17,304	$32,957	$17,722
Feb 25	$18,094	$32,335	$18,539
Mar 25	$17,641	$30,420	$18,081
Apr 25	$17,087	$30,211	$17,507
May 25	$16,282	$32,146	$16,688
Jun 25	$16,460	$33,793	$16,877
Jul 25	$16,506	$34,564	$16,931
Aug 25	$17,870	$35,349	$18,330
Sep 25	$18,316	$36,570	$18,769
Oct 25	$19,161	$37,374	$19,643
Nov 25	$21,530	$37,433	$22,078
Dec 25	$21,537	$37,431	$22,094
Jan 26	$22,001	$38,014	$22,578
Feb 26	$23,330	$37,805	$23,948
Mar 26	$22,082	$35,939	$22,676

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
25.17%	9.84%	8.24%
S&P Total Market Index...
18.14	10.76	13.65
Dow Jones U.S. Select Pharmaceuticals Index™...
25.41	10.11	8.53

Key Fund statistics

Table Summary
Net Assets...
$996,286,067
Number of Portfolio Holdings...
59
Net Investment Advisory Fees...
$2,608,334
Portfolio Turnover Rate...
29%

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of March 31, 2026)

Industry allocation

Ten largest holdings

Table Summary
Industry	Percent of Total InvestmentsFootnote Reference(a)
Pharmaceuticals...
100.0%
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
Johnson & Johnson...
23.1%
Eli Lilly & Co...
21.1
Merck & Co., Inc...
4.7
Pfizer, Inc...
4.7
Royalty Pharma PLC, Class A...
4.7
Bristol-Myers Squibb Co...
4.6
Zoetis, Inc., Class A...
4.5
Viatris, Inc...
4.4
Elanco Animal Health, Inc...
3.3
Jazz Pharmaceuticals PLC...
3.2
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares U.S. Pharmaceuticals ETF

Annual Shareholder Report — March 31, 2026

IHE-03/26-AR

iShares U.S. Real Estate ETF

IYR |NYSE Arca

Annual Shareholder Report — March 31, 2026

This annual shareholder report contains important information about iShares U.S. Real Estate ETF (the “Fund”) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Real Estate ETF	$37	0.37%

How did the Fund perform last year?

  For the reporting period ended March 31, 2026, the Fund returned 1.10%.

  For the same period, the S&P Total Market Index returned 18.14% and the Dow Jones U.S. Real Estate Capped IndexTM (Spliced) returned 1.48%.

What contributed to performance?

While inflation remained elevated, worries over the labor market led the Federal Reserve to lower borrowing costs three times for a total of 75 basis points in the second half of 2025. During the reporting period, healthcare REIT holdings contributed to the Fund’s return, driven by positive demographic tailwinds which supported robust demand for senior housing and outpatient medical facilities. Industrial REITs also supported performance, particularly those that own, develop, and manage warehouses, helped by higher rental income.

What detracted from performance?

Residential REIT holdings detracted from the Fund's return during the reporting period. Although the Federal Reserve cut rates during the reporting period, borrowing costs remained elevated amid persistent inflation. Across the multifamily REIT space, fundamentals were further pressured by a wave of new supply that outpaced demand, pushing vacancy rates higher and constraining rent growth and landlord pricing power. Real estate management and development companies also detracted, as companies providing data, analytics, and marketplace services to the real estate industry faced a sluggish housing transaction environment, heavy reinvestment costs, and investor concern that artificial intelligence could disrupt incumbent business models.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: April 1, 2016 through March 31, 2026

Initial investment of $10,000

Table Summary
	Fund	S&P Total Market Index	Dow Jones U.S. Real Estate Capped Index™ (Spliced)
Mar 16	$10,000	$10,000	$10,000
Apr 16	$9,827	$10,062	$9,829
May 16	$10,055	$10,242	$10,060
Jun 16	$10,668	$10,262	$10,679
Jul 16	$11,064	$10,670	$11,081
Aug 16	$10,691	$10,699	$10,710
Sep 16	$10,534	$10,718	$10,556
Oct 16	$10,010	$10,483	$10,036
Nov 16	$9,784	$10,949	$9,814
Dec 16	$10,188	$11,162	$10,228
Jan 17	$10,208	$11,379	$10,252
Feb 17	$10,652	$11,799	$10,702
Mar 17	$10,503	$11,808	$10,557
Apr 17	$10,558	$11,931	$10,617
May 17	$10,554	$12,053	$10,614
Jun 17	$10,765	$12,164	$10,831
Jul 17	$10,893	$12,393	$10,963
Aug 17	$10,963	$12,416	$11,036
Sep 17	$10,880	$12,719	$10,953
Oct 17	$10,884	$12,995	$10,963
Nov 17	$11,158	$13,389	$11,245
Dec 17	$11,142	$13,524	$11,235
Jan 18	$10,822	$14,242	$10,915
Feb 18	$10,097	$13,714	$10,186
Mar 18	$10,474	$13,442	$10,571
Apr 18	$10,499	$13,490	$10,600
May 18	$10,840	$13,871	$10,949
Jun 18	$11,277	$13,963	$11,394
Jul 18	$11,374	$14,430	$11,496
Aug 18	$11,641	$14,932	$11,770
Sep 18	$11,338	$14,955	$11,467
Oct 18	$11,040	$13,848	$11,154
Nov 18	$11,555	$14,125	$11,680
Dec 18	$10,665	$12,808	$10,783
Jan 19	$11,882	$13,911	$12,017
Feb 19	$11,976	$14,399	$12,116
Mar 19	$12,474	$14,606	$12,624
Apr 19	$12,465	$15,188	$12,620
May 19	$12,459	$14,208	$12,619
Jun 19	$12,686	$15,203	$12,854
Jul 19	$12,911	$15,426	$13,087
Aug 19	$13,355	$15,115	$13,540
Sep 19	$13,599	$15,376	$13,792
Oct 19	$13,709	$15,702	$13,910
Nov 19	$13,565	$16,297	$13,767
Dec 19	$13,692	$16,766	$13,901
Jan 20	$13,894	$16,745	$14,112
Feb 20	$12,924	$15,374	$13,131
Mar 20	$10,336	$13,251	$10,511
Apr 20	$11,277	$15,008	$11,466
May 20	$11,486	$15,814	$11,686
Jun 20	$11,774	$16,179	$11,974
Jul 20	$12,247	$17,093	$12,475
Aug 20	$12,275	$18,321	$12,505
Sep 20	$11,995	$17,647	$12,222
Oct 20	$11,642	$17,271	$11,863
Nov 20	$12,637	$19,382	$12,841
Dec 20	$12,954	$20,251	$13,165
Jan 21	$12,909	$20,186	$13,123
Feb 21	$13,210	$20,832	$13,434
Mar 21	$13,956	$21,557	$14,198
Apr 21	$15,076	$22,664	$15,343
May 21	$15,225	$22,767	$15,498
Jun 21	$15,568	$23,344	$15,854
Jul 21	$16,298	$23,746	$16,603
Aug 21	$16,631	$24,425	$16,948
Sep 21	$15,689	$23,316	$15,992
Oct 21	$16,800	$24,882	$17,131
Nov 21	$16,418	$24,516	$16,745
Dec 21	$17,967	$25,447	$18,330
Jan 22	$16,500	$23,919	$16,839
Feb 22	$15,751	$23,318	$16,080
Mar 22	$16,784	$24,073	$17,139
Apr 22	$16,113	$21,902	$16,460
May 22	$15,406	$21,858	$15,743
Jun 22	$14,343	$20,020	$14,661
Jul 22	$15,610	$21,898	$15,962
Aug 22	$14,703	$21,071	$15,039
Sep 22	$12,836	$19,107	$13,135
Oct 22	$13,237	$20,666	$13,548
Nov 22	$14,064	$21,757	$14,400
Dec 22	$13,392	$20,478	$13,716
Jan 23	$14,724	$21,906	$15,086
Feb 23	$13,842	$21,398	$14,186
Mar 23	$13,588	$21,961	$13,931
Apr 23	$13,707	$22,182	$14,059
May 23	$13,153	$22,278	$13,495
Jun 23	$13,907	$23,804	$14,273
Jul 23	$14,149	$24,662	$14,527
Aug 23	$13,705	$24,178	$14,075
Sep 23	$12,704	$23,021	$13,051
Oct 23	$12,247	$22,401	$12,582
Nov 23	$13,748	$24,503	$14,128
Dec 23	$14,980	$25,814	$15,401
Jan 24	$14,232	$26,099	$14,636
Feb 24	$14,523	$27,518	$14,937
Mar 24	$14,796	$28,407	$15,221
Apr 24	$13,595	$27,155	$13,991
May 24	$14,254	$28,444	$14,673
Jun 24	$14,539	$29,327	$14,970
Jul 24	$15,623	$29,866	$16,093
Aug 24	$16,474	$30,506	$16,975
Sep 24	$16,998	$31,134	$17,521
Oct 24	$16,388	$30,912	$16,897
Nov 24	$17,055	$32,971	$17,591
Dec 24	$15,652	$31,977	$16,148
Jan 25	$15,948	$32,957	$16,460
Feb 25	$16,552	$32,335	$17,088
Mar 25	$16,159	$30,420	$16,687
Apr 25	$15,830	$30,211	$16,352
May 25	$15,963	$32,146	$16,494
Jun 25	$16,080	$33,793	$16,621
Jul 25	$16,100	$34,564	$16,647
Aug 25	$16,563	$35,349	$17,132
Sep 25	$16,575	$36,570	$17,149
Oct 25	$16,165	$37,374	$16,731
Nov 25	$16,538	$37,433	$17,120
Dec 25	$16,180	$37,431	$16,756
Jan 26	$16,595	$38,014	$17,190
Feb 26	$17,449	$37,805	$18,079
Mar 26	$16,338	$35,939	$16,934

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
1.10%	3.20%	5.03%
S&P Total Market Index...
18.14	10.76	13.65
Dow Jones U.S. Real Estate Capped Index™ (Spliced)...
1.48	3.59	5.41

Key Fund statistics

Table Summary
Net Assets...
$3,999,042,787
Number of Portfolio Holdings...
64
Net Investment Advisory Fees...
$14,081,806
Portfolio Turnover Rate...
9%

The Dow Jones U.S. Real Estate Capped IndexTM (Spliced) reflects the performance of the Dow Jones U.S. Real Estate IndexTM through January 24, 2021, and the Dow Jones U.S. Real Estate Capped IndexTM thereafter, which reflect the times when each index was the Underlying Index of the Fund.

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of March 31, 2026)

Industry allocation

Ten largest holdings

Table Summary
Industry	Percent of Total InvestmentsFootnote Reference(a)
Health Care REITs...
16.5%
Retail REITs...
14.0
Industrial REITs...
12.2
Data Center REITs...
9.3
Telecom Tower REITs...
8.7
Multi-Family Residential REITs...
7.5
Other Specialized REITs...
7.0
Real Estate Services...
6.4
Self-Storage REITs...
6.3
Single-Family Residential REITs...
4.0
OtherFootnote Reference(b)...
8.1
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
Welltower, Inc...
10.0%
Prologis, Inc...
9.2
Equinix, Inc...
4.7
Digital Realty Trust, Inc...
4.7
Simon Property Group, Inc...
4.6
Realty Income Corp...
4.4
American Tower Corp...
4.4
Public Storage...
3.4
CBRE Group, Inc., Class A...
3.1
Ventas, Inc...
3.1
Footnote	Description
Footnote(a)	Excludes money market funds.
Footnote(b)	Ten largest industries are presented. Additional industries are found in Other.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares U.S. Real Estate ETF

Annual Shareholder Report — March 31, 2026

IYR-03/26-AR

iShares U.S. Regional Banks ETF

IAT |NYSE Arca

Annual Shareholder Report — March 31, 2026

This annual shareholder report contains important information about iShares U.S. Regional Banks ETF (the “Fund”) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Regional Banks ETF	$41	0.37%

How did the Fund perform last year?

  For the reporting period ended March 31, 2026, the Fund returned 19.22%.

  For the same period, the S&P Total Market Index returned 18.14% and the Dow Jones U.S. Select Regional Banks IndexTM returned 19.58%.

What contributed to performance?

U.S. regional banks, which operate locally but may offer national services, were the largest contributors to the Fund’s return during the reporting period. Persistent inflation and geopolitical risks kept interest rates elevated for much of the reporting period before the Federal Reserve implemented three rate cuts, allowing banks to benefit from higher-for-longer interest rates that supported net interest income. (Net interest income is the difference between the rates banks charge for loans and the rates they pay for deposits). Loan and deposit growth remained healthy across many regional banks, further supporting margins. Larger diversified banks also contributed, supported by solid fee income growth, particularly from investment management fees, and relatively stable net interest income.

What detracted from performance?

There were no significant detractors from the Fund’s performance during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: April 1, 2016 through March 31, 2026

Initial investment of $10,000

Table Summary
	Fund	S&P Total Market Index	Dow Jones U.S. Select Regional Banks Index™
Mar 16	$10,000	$10,000	$10,000
Apr 16	$10,692	$10,062	$10,695
May 16	$11,000	$10,242	$11,010
Jun 16	$10,253	$10,262	$10,264
Jul 16	$10,633	$10,670	$10,649
Aug 16	$11,331	$10,699	$11,354
Sep 16	$11,182	$10,718	$11,211
Oct 16	$11,672	$10,483	$11,704
Nov 16	$13,689	$10,949	$13,737
Dec 16	$14,472	$11,162	$14,530
Jan 17	$14,580	$11,379	$14,641
Feb 17	$15,168	$11,799	$15,236
Mar 17	$14,337	$11,808	$14,405
Apr 17	$14,215	$11,931	$14,290
May 17	$13,857	$12,053	$13,933
Jun 17	$14,643	$12,164	$14,729
Jul 17	$14,708	$12,393	$14,802
Aug 17	$14,129	$12,416	$14,221
Sep 17	$15,238	$12,719	$15,346
Oct 17	$15,432	$12,995	$15,547
Nov 17	$15,939	$13,389	$16,064
Dec 17	$15,997	$13,524	$16,129
Jan 18	$17,217	$14,242	$17,367
Feb 18	$16,947	$13,714	$17,101
Mar 18	$16,405	$13,442	$16,558
Apr 18	$16,516	$13,490	$16,680
May 18	$16,548	$13,871	$16,717
Jun 18	$16,073	$13,963	$16,243
Jul 18	$16,625	$14,430	$16,806
Aug 18	$16,991	$14,932	$17,184
Sep 18	$16,109	$14,955	$16,296
Oct 18	$15,133	$13,848	$15,314
Nov 18	$15,669	$14,125	$15,861
Dec 18	$13,215	$12,808	$13,378
Jan 19	$14,889	$13,911	$15,079
Feb 19	$15,731	$14,399	$15,939
Mar 19	$14,471	$14,606	$14,664
Apr 19	$15,870	$15,188	$16,092
May 19	$14,454	$14,208	$14,657
Jun 19	$15,408	$15,203	$15,634
Jul 19	$16,112	$15,426	$16,353
Aug 19	$14,684	$15,115	$14,907
Sep 19	$15,729	$15,376	$15,975
Oct 19	$16,050	$15,702	$16,308
Nov 19	$16,800	$16,297	$17,075
Dec 19	$17,366	$16,766	$17,650
Jan 20	$16,109	$16,745	$16,376
Feb 20	$14,073	$15,374	$14,310
Mar 20	$9,971	$13,251	$10,137
Apr 20	$11,570	$15,008	$11,769
May 20	$11,691	$15,814	$11,899
Jun 20	$11,726	$16,179	$11,937
Jul 20	$11,685	$17,093	$11,899
Aug 20	$11,945	$18,321	$12,165
Sep 20	$11,482	$17,647	$11,696
Oct 20	$12,818	$17,271	$13,069
Nov 20	$14,750	$19,382	$15,046
Dec 20	$16,034	$20,251	$16,359
Jan 21	$16,296	$20,186	$16,634
Feb 21	$19,254	$20,832	$19,664
Mar 21	$20,097	$21,557	$20,537
Apr 21	$21,173	$22,664	$21,638
May 21	$21,918	$22,767	$22,407
Jun 21	$20,517	$23,344	$20,976
Jul 21	$19,861	$23,746	$20,311
Aug 21	$20,845	$24,425	$21,325
Sep 21	$21,699	$23,316	$22,207
Oct 21	$22,892	$24,882	$23,438
Nov 21	$21,942	$24,516	$22,472
Dec 21	$22,289	$25,447	$22,837
Jan 22	$22,650	$23,919	$23,211
Feb 22	$23,107	$23,318	$23,691
Mar 22	$21,325	$24,073	$21,868
Apr 22	$19,188	$21,902	$19,683
May 22	$20,093	$21,858	$20,619
Jun 22	$17,967	$20,020	$18,444
Jul 22	$19,245	$21,898	$19,763
Aug 22	$18,873	$21,071	$19,387
Sep 22	$17,577	$19,107	$18,063
Oct 22	$18,499	$20,666	$19,015
Nov 22	$19,069	$21,757	$19,606
Dec 22	$17,698	$20,478	$18,202
Jan 23	$19,479	$21,906	$20,042
Feb 23	$18,884	$21,398	$19,436
Mar 23	$13,372	$21,961	$13,758
Apr 23	$13,167	$22,182	$13,548
May 23	$12,001	$22,278	$12,351
Jun 23	$12,759	$23,804	$13,135
Jul 23	$14,746	$24,662	$15,191
Aug 23	$13,440	$24,178	$13,847
Sep 23	$12,845	$23,021	$13,239
Oct 23	$12,183	$22,401	$12,558
Nov 23	$14,121	$24,503	$14,564
Dec 23	$16,188	$25,814	$16,706
Jan 24	$15,868	$26,099	$16,379
Feb 24	$15,647	$27,518	$16,154
Mar 24	$16,910	$28,407	$17,465
Apr 24	$15,965	$27,155	$16,494
May 24	$16,321	$28,444	$16,867
Jun 24	$16,316	$29,327	$16,867
Jul 24	$18,928	$29,866	$19,577
Aug 24	$19,164	$30,506	$19,827
Sep 24	$18,875	$31,134	$19,535
Oct 24	$19,697	$30,912	$20,393
Nov 24	$22,390	$32,971	$23,192
Dec 24	$20,128	$31,977	$20,852
Jan 25	$21,268	$32,957	$22,040
Feb 25	$20,485	$32,335	$21,232
Mar 25	$18,757	$30,420	$19,445
Apr 25	$17,651	$30,211	$18,302
May 25	$18,828	$32,146	$19,530
Jun 25	$20,099	$33,793	$20,857
Jul 25	$20,337	$34,564	$21,112
Aug 25	$21,941	$35,349	$22,787
Sep 25	$21,465	$36,570	$22,299
Oct 25	$20,260	$37,374	$21,053
Nov 25	$21,197	$37,433	$22,034
Dec 25	$22,775	$37,431	$23,683
Jan 26	$23,957	$38,014	$24,924
Feb 26	$23,213	$37,805	$24,130
Mar 26	$22,362	$35,939	$23,253

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
19.22%	2.16%	8.38%
S&P Total Market Index...
18.14	10.76	13.65
Dow Jones U.S. Select Regional Banks Index™...
19.58	2.52	8.80

Key Fund statistics

Table Summary
Net Assets...
$568,383,848
Number of Portfolio Holdings...
33
Net Investment Advisory Fees...
$2,264,464
Portfolio Turnover Rate...
8%

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of March 31, 2026)

Industry allocation

Ten largest holdings

Table Summary
Industry	Percent of Total InvestmentsFootnote Reference(a)
Regional Banks...
58.3%
Diversified Banks...
41.7
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
PNC Financial Services Group, Inc. (The)...
14.6%
U.S. Bancorp...
14.0
Truist Financial Corp...
10.1
Fifth Third Bancorp...
6.1
Citizens Financial Group, Inc...
4.6
M&T Bank Corp...
4.5
Huntington Bancshares, Inc...
4.4
Regions Financial Corp...
4.2
KeyCorp...
3.5
First Citizens BancShares, Inc., Class A...
3.4
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares U.S. Regional Banks ETF

Annual Shareholder Report — March 31, 2026

IAT-03/26-AR

iShares U.S. Telecommunications ETF

IYZ |Cboe BZX Exchange

Annual Shareholder Report — March 31, 2026

This annual shareholder report contains important information about iShares U.S. Telecommunications ETF (the “Fund”) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Telecommunications ETF	$46	0.37%

How did the Fund perform last year?

  For the reporting period ended March 31, 2026, the Fund returned 46.49%.

  For the same period, the Russell 3000® Index returned 18.09% and the Russell 1000 Telecommunications RIC 22.5/45 Capped Index (Spliced) returned 47.30%.

What contributed to performance?

During the reporting period, information technology companies that provide communication equipment services were the largest contributors to the Fund’s return. As key suppliers of optical components and networking, they benefited from the massive artificial intelligence-driven infrastructure spending by major cloud providers. In the communication sector, integrated telecommunication services companies were driven by stable wireless subscriber growth, resilient cash flows, and improved investor sentiment around balance sheet strength and consistent dividend yields. Alternative carriers also gained. Performance for satellite communications companies was driven by growing investor interest in space-based connectivity, including direct-to-device capabilities, alongside expanding commercial and government demand for reliable satellite services.

What detracted from performance?

Cable and satellite companies modestly detracted from the Fund’s return amid broadband subscriber losses and intensifying competition during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: April 1, 2016 through March 31, 2026

Initial investment of $10,000

Table Summary
	Fund	Russell 3000® Index	Russell 1000 Telecommunications RIC 22.5/45 Capped Index (Spliced)
Mar 16	$10,000	$10,000	$10,000
Apr 16	$10,163	$10,062	$10,165
May 16	$10,309	$10,242	$10,312
Jun 16	$10,880	$10,263	$10,881
Jul 16	$11,273	$10,670	$11,270
Aug 16	$10,553	$10,698	$10,551
Sep 16	$10,625	$10,714	$10,626
Oct 16	$10,325	$10,483	$10,326
Nov 16	$10,513	$10,952	$10,519
Dec 16	$11,397	$11,165	$11,409
Jan 17	$11,751	$11,376	$11,766
Feb 17	$11,035	$11,799	$11,041
Mar 17	$10,825	$11,807	$10,826
Apr 17	$11,373	$11,932	$11,375
May 17	$10,908	$12,054	$10,910
Jun 17	$10,860	$12,163	$10,860
Jul 17	$10,715	$12,392	$10,714
Aug 17	$10,729	$12,416	$10,724
Sep 17	$10,337	$12,719	$10,332
Oct 17	$10,269	$12,996	$10,259
Nov 17	$10,249	$13,391	$10,242
Dec 17	$10,076	$13,525	$10,056
Jan 18	$10,124	$14,238	$10,113
Feb 18	$9,552	$13,713	$9,538
Mar 18	$9,349	$13,438	$9,334
Apr 18	$9,456	$13,489	$9,445
May 18	$9,311	$13,869	$9,291
Jun 18	$9,580	$13,960	$9,558
Jul 18	$9,605	$14,423	$9,586
Aug 18	$10,335	$14,930	$10,315
Sep 18	$10,415	$14,955	$10,400
Oct 18	$9,869	$13,853	$9,855
Nov 18	$10,093	$14,131	$10,081
Dec 18	$9,215	$12,816	$9,206
Jan 19	$9,817	$13,916	$9,811
Feb 19	$10,387	$14,405	$10,383
Mar 19	$10,463	$14,616	$10,462
Apr 19	$10,677	$15,199	$10,682
May 19	$9,850	$14,216	$9,858
Jun 19	$10,423	$15,214	$10,435
Jul 19	$10,607	$15,440	$10,620
Aug 19	$10,051	$15,125	$10,069
Sep 19	$10,393	$15,391	$10,413
Oct 19	$10,606	$15,722	$10,633
Nov 19	$10,538	$16,320	$10,571
Dec 19	$10,713	$16,791	$10,748
Jan 20	$10,527	$16,773	$10,566
Feb 20	$9,968	$15,400	$10,007
Mar 20	$8,999	$13,282	$9,032
Apr 20	$9,846	$15,041	$9,878
May 20	$10,197	$15,845	$10,233
Jun 20	$10,030	$16,207	$10,067
Jul 20	$10,444	$17,128	$10,492
Aug 20	$10,579	$18,369	$10,627
Sep 20	$9,973	$17,700	$10,023
Oct 20	$9,761	$17,318	$9,810
Nov 20	$10,919	$19,425	$10,975
Dec 20	$11,150	$20,298	$11,213
Jan 21	$11,364	$20,208	$11,432
Feb 21	$11,309	$20,840	$11,379
Mar 21	$12,043	$21,587	$12,120
Apr 21	$12,222	$22,700	$12,301
May 21	$12,322	$22,803	$12,406
Jun 21	$12,421	$23,365	$12,511
Jul 21	$12,657	$23,761	$12,754
Aug 21	$12,911	$24,438	$13,014
Sep 21	$12,236	$23,342	$12,340
Oct 21	$11,995	$24,920	$12,098
Nov 21	$11,598	$24,541	$11,701
Dec 21	$12,452	$25,507	$12,568
Jan 22	$11,711	$24,006	$11,823
Feb 22	$11,387	$23,402	$11,502
Mar 22	$11,365	$24,161	$11,482
Apr 22	$9,888	$21,993	$9,993
May 22	$10,385	$21,963	$10,498
Jun 22	$9,611	$20,126	$9,720
Jul 22	$9,768	$22,014	$9,879
Aug 22	$9,466	$21,192	$9,577
Sep 22	$8,020	$19,227	$8,116
Oct 22	$8,852	$20,804	$8,964
Nov 22	$9,134	$21,890	$9,246
Dec 22	$8,683	$20,608	$8,794
Jan 23	$9,412	$22,027	$9,533
Feb 23	$8,860	$21,513	$8,976
Mar 23	$9,028	$22,088	$9,149
Apr 23	$8,791	$22,323	$8,908
May 23	$8,351	$22,410	$8,465
Jun 23	$8,671	$23,940	$8,789
Jul 23	$8,791	$24,798	$8,911
Aug 23	$8,961	$24,320	$9,090
Sep 23	$8,395	$23,161	$8,518
Oct 23	$8,162	$22,547	$8,285
Nov 23	$8,533	$24,650	$8,664
Dec 23	$9,020	$25,957	$9,161
Jan 24	$9,310	$26,245	$9,460
Feb 24	$8,708	$27,666	$8,842
Mar 24	$8,771	$28,558	$8,908
Apr 24	$8,210	$27,301	$8,341
May 24	$8,653	$28,591	$8,793
Jun 24	$8,727	$29,476	$8,871
Jul 24	$9,268	$30,024	$9,424
Aug 24	$9,455	$30,678	$9,617
Sep 24	$10,198	$31,313	$10,378
Oct 24	$10,327	$31,083	$10,513
Nov 24	$11,197	$33,150	$11,401
Dec 24	$10,872	$32,137	$11,075
Jan 25	$11,121	$33,152	$11,330
Feb 25	$11,513	$32,516	$11,733
Mar 25	$11,173	$30,620	$11,390
Apr 25	$11,001	$30,414	$11,218
May 25	$11,434	$32,342	$11,663
Jun 25	$12,197	$33,985	$12,447
Jul 25	$12,223	$34,734	$12,479
Aug 25	$12,923	$35,537	$13,198
Sep 25	$13,306	$36,764	$13,595
Oct 25	$13,609	$37,552	$13,913
Nov 25	$13,510	$37,655	$13,814
Dec 25	$14,056	$37,647	$14,379
Jan 26	$14,870	$38,231	$15,230
Feb 26	$16,484	$38,049	$16,891
Mar 26	$16,367	$36,157	$16,777

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
46.49%	6.33%	5.05%
Russell 3000® Index...
18.09	10.87	13.72
Russell 1000 Telecommunications RIC 22.5/45 Capped Index (Spliced)...
47.30	6.72	5.31

Key Fund statistics

Table Summary
Net Assets...
$794,264,815
Number of Portfolio Holdings...
24
Net Investment Advisory Fees...
$2,167,963
Portfolio Turnover Rate...
44%

The Russell 1000 Telecommunications RIC 22.5/45 Capped Index (Spliced) reflects the performance of the Dow Jones U.S. Select Telecommunications Index through September 19, 2021, and the Russell 1000 Telecommunications RIC 22.5/45 Capped Index thereafter, which reflect the times when each index was the Underlying Index of the Fund.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of March 31, 2026)

Industry allocation

Ten largest holdings

Table Summary
Industry	Percent of Total InvestmentsFootnote Reference(a)
Communications Equipment...
38.5%
Integrated Telecommunication Services...
33.6
Alternative Carriers...
10.4
Wireless Telecommunication Services...
7.7
Cable & Satellite...
6.6
Movies & Entertainment...
3.2
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
Cisco Systems, Inc...
19.2%
Verizon Communications, Inc...
13.5
AT&T, Inc...
12.9
Ciena Corp...
4.3
T-Mobile U.S., Inc...
4.1
Arista Networks, Inc...
4.0
Comcast Corp., Class A...
4.0
Lumentum Holdings, Inc...
3.9
Iridium Communications, Inc...
3.7
Motorola Solutions, Inc...
3.7
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by FTSE Russell or S&P Dow Jones Indices LLC and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares U.S. Telecommunications ETF

Annual Shareholder Report — March 31, 2026

IYZ-03/26-AR

iShares Texas Equity ETF

TEXN |NASDAQ

Annual Shareholder Report — March 31, 2026

This annual shareholder report contains important information about iShares Texas Equity ETF (the “Fund”) for the period of June 23, 2025 to March 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Texas Equity ETF	$17Footnote Reference(a)	0.20%Footnote Reference(b)
Footnote	Description
Footnote(a)	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
Footnote(b)	Annualized.

How did the Fund perform during the period?

  For the reporting period ended March 31, 2026, the Fund returned 22.36%.

  For the same period, the Russell 3000® Index returned 9.54% and the Russell Texas Equity Index returned 22.57%.

What contributed to performance?

Companies headquartered in Texas advanced during the reporting period, even as volatility resurfaced later in the period amid renewed geopolitical tensions in the Middle East. Energy stocks were the largest contributors to the Fund’s return, supported by steady U.S. oil production growth and resilient demand. Oil prices surged late in the reporting period as the war in Iran heightened supply fears and benefited firms across the energy value chain. Integrated oil and gas producers gained as steady output and robust cash flows funded dividends and stock buybacks. The industrials sector advanced due to record U.S. defense budgets, aircraft upgrades, infrastructure spending, and surging global orders amid geopolitical tensions. Additionally, increased infrastructure spending supported firms that supply construction and engineering and heavy machinery.

What detracted from performance?

During the reporting period, software and services stocks detracted from the Fund’s return, amid growing investor concerns over artificial intelligence tools disrupting the revenue streams of traditional models.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: June 23, 2025 through March 31, 2026

Initial investment of $10,000

Table Summary
	Fund	Russell 3000® Index	Russell Texas Equity Index
Jun-25	$10,000	$10,000	$10,000
Jun-25	$9,991	$10,296	$9,992
Jul-25	$10,248	$10,522	$10,251
Aug-25	$10,440	$10,766	$10,445
Sep-25	$11,060	$11,138	$11,068
Oct-25	$11,056	$11,376	$11,066
Nov-25	$10,837	$11,407	$10,846
Dec-25	$10,845	$11,405	$10,856
Jan-26	$11,587	$11,582	$11,602
Feb-26	$12,118	$11,527	$12,134
Mar-26	$12,236	$10,954	$12,257

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Key Fund statistics

Table Summary
Net Assets...
$15,829,558
Number of Portfolio Holdings...
195
Net Investment Advisory Fees...
$20,242
Portfolio Turnover Rate...
10%

As of the date of this report, the Fund does not have a full fiscal year of performance information to report. The inception date of the Fund was June 23, 2025.

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of March 31, 2026)

Sector allocation

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Energy...
39.2%
Industrials...
15.0
Information Technology...
13.0
Consumer Discretionary...
10.9
Communication Services...
4.5
Financials...
4.2
Real Estate...
4.0
Health Care...
3.2
Utilities...
2.9
Consumer Staples...
2.1
Materials...
1.0
Footnote	Description
Footnote(a)	Excludes money market funds.

Ten largest holdings

Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
Exxon Mobil Corp...
11.1%
Tesla, Inc...
9.0
Chevron Corp...
7.4
Caterpillar, Inc...
6.3
Oracle Corp...
4.7
AT&T, Inc...
3.8
Texas Instruments, Inc...
3.4
ConocoPhillips...
3.1
Charles Schwab Corp. (The)...
3.0
McKesson Corp...
2.1

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by FTSE Russell and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Texas Equity ETF

Annual Shareholder Report — March 31, 2026

TEXN-03/26-AR

iShares US Small Cap Value Factor ETF

SVAL |Cboe BZX Exchange

Annual Shareholder Report — March 31, 2026

This annual shareholder report contains important information about iShares US Small Cap Value Factor ETF (the “Fund”) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares US Small Cap Value Factor ETF	$22	0.20%

How did the Fund perform last year?

  For the reporting period ended March 31, 2026, the Fund returned 23.11%.

  For the same period, the Russell 3000® Index returned 18.09% and the Russell 2000 Focused Value Select Index returned 23.39%.

What contributed to performance?

U.S. equities advanced during the reporting period, supported by resilient economic growth and sustained investor enthusiasm for artificial intelligence (“AI”) related names. However, volatility resurfaced later in the period amid renewed geopolitical tensions in the Middle East. Financial and Energy sectors were the leading sector contributors to positive return. Regional banks in the financials sector were the leading contributor to the Fund’s return, rising on stable or improving earnings and a recovery in market sentiment. Energy stocks advanced, supported by steady U.S. oil production growth and resilient demand. Oil prices surged late in the reporting period amid renewed Middle East geopolitical tensions that heightened supply fears, supporting companies in the oil, gas, and consumable fuels subsector. Further aiding performance was the industrials sector, which advanced due to record U.S. defense budgets, aircraft upgrades, infrastructure spending, and surging global orders amid geopolitical tensions. By factor, exposure to value contributed positively to performance.

What detracted from performance?

From a sector perspective, exposure to Communication Services detracted from return. During the reporting period, exposure to the volatility factor detracted from the Fund’s return.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: October 27, 2020 through March 31, 2026

Initial investment of $10,000

Table Summary
	Fund	Russell 3000® Index	Russell 2000 Focused Value Select Index
Sep 20	$10,000	$10,000	$10,000
Oct 20	$9,821	$9,640	$9,823
Nov 20	$11,585	$10,812	$11,610
Dec 20	$12,592	$11,299	$12,624
Jan 21	$12,905	$11,249	$12,933
Feb 21	$14,694	$11,600	$14,730
Mar 21	$15,705	$12,016	$15,758
Apr 21	$16,034	$12,635	$16,097
May 21	$16,568	$12,693	$16,639
Jun 21	$15,896	$13,006	$15,965
Jul 21	$15,441	$13,226	$15,505
Aug 21	$15,772	$13,603	$15,838
Sep 21	$15,598	$12,993	$15,672
Oct 21	$16,243	$13,872	$16,327
Nov 21	$15,941	$13,660	$16,014
Dec 21	$16,787	$14,198	$16,872
Jan 22	$16,152	$13,363	$16,237
Feb 22	$16,504	$13,026	$16,593
Mar 22	$16,143	$13,449	$16,232
Apr 22	$15,019	$12,242	$15,114
May 22	$15,596	$12,226	$15,693
Jun 22	$14,177	$11,203	$14,269
Jul 22	$15,555	$12,254	$15,653
Aug 22	$14,921	$11,796	$15,015
Sep 22	$13,719	$10,703	$13,808
Oct 22	$15,604	$11,580	$15,710
Nov 22	$16,180	$12,185	$16,292
Dec 22	$15,090	$11,471	$15,198
Jan 23	$16,046	$12,261	$16,164
Feb 23	$15,970	$11,975	$16,090
Mar 23	$14,376	$12,295	$14,487
Apr 23	$13,768	$12,426	$13,880
May 23	$13,324	$12,474	$13,434
Jun 23	$14,489	$13,326	$14,616
Jul 23	$15,849	$13,804	$15,992
Aug 23	$15,113	$13,537	$15,251
Sep 23	$14,453	$12,893	$14,588
Oct 23	$13,856	$12,551	$13,994
Nov 23	$14,948	$13,721	$15,100
Dec 23	$16,949	$14,449	$17,123
Jan 24	$16,158	$14,609	$16,329
Feb 24	$16,236	$15,400	$16,413
Mar 24	$16,954	$15,897	$17,143
Apr 24	$15,853	$15,197	$16,033
May 24	$16,501	$15,915	$16,689
Jun 24	$16,297	$16,408	$16,487
Jul 24	$18,683	$16,713	$18,928
Aug 24	$18,263	$17,077	$18,504
Sep 24	$18,066	$17,430	$18,306
Oct 24	$17,897	$17,302	$18,140
Nov 24	$20,018	$18,453	$20,294
Dec 24	$18,239	$17,889	$18,493
Jan 25	$18,510	$18,454	$18,769
Feb 25	$17,889	$18,100	$18,142
Mar 25	$16,840	$17,044	$17,082
Apr 25	$16,013	$16,930	$16,251
May 25	$16,805	$18,003	$17,058
Jun 25	$17,537	$18,917	$17,803
Jul 25	$17,591	$19,334	$17,860
Aug 25	$19,230	$19,782	$19,545
Sep 25	$19,039	$20,464	$19,362
Oct 25	$18,739	$20,903	$19,062
Nov 25	$19,447	$20,960	$19,789
Dec 25	$19,744	$20,956	$20,100
Jan 26	$21,092	$21,281	$21,468
Feb 26	$21,533	$21,180	$21,902
Mar 26	$20,722	$20,127	$21,078

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
...
1 Year	5 Years	Since Fund Inception
Fund NAV...
23.11%	5.70%	14.37%
Russell 3000® Index...
18.09	10.87	13.76
Russell 2000 Focused Value Select Index...
23.39	5.99	14.73

Key Fund statistics

Table Summary
Net Assets...
$168,992,634
Number of Portfolio Holdings...
254
Net Investment Advisory Fees...
$252,022
Portfolio Turnover Rate...
125%

The inception date of the Fund was October 27, 2020.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of March 31, 2026)

Sector allocation

Ten largest holdings

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Financials...
23.4%
Industrials...
16.6
Consumer Discretionary...
12.7
Health Care...
10.3
Energy...
9.6
Information Technology...
8.1
Materials...
6.4
Consumer Staples...
4.2
Utilities...
4.0
Real Estate...
2.8
Communication Services...
1.9
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
Ultra Clean Holdings, Inc...
1.0%
Tactile Systems Technology, Inc...
0.8
Peabody Energy Corp...
0.8
Nordic American Tankers Ltd...
0.7
TETRA Technologies, Inc...
0.7
Par Pacific Holdings, Inc...
0.7
LSB Industries, Inc...
0.7
Enhabit, Inc...
0.7
Protagonist Therapeutics, Inc...
0.7
Photronics, Inc...
0.7
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by FTSE Russell and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares US Small Cap Value Factor ETF

Annual Shareholder Report — March 31, 2026

SVAL-03/26-AR

(b)     Not Applicable
Item 2 – Code of Ethics – The registrant has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  During the period covered by this report, the registrant has not amended the code of ethics and there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, by calling 1-800-474-2737.
Item 3 –  Audit Committee Financial Expert – The registrant’s board of trustees (the “board of trustees”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Richard L. Fagnani
Laura F. Fergerson

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert.  The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of trustees in the absence of such designation or identification.  The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of trustees.
Item 4 – Principal Accountant Fees and Services
The principal accountant fees disclosed in items 4(a), 4(b), 4(c), 4(d) and 4(g) are for the forty-six series of the registrant for which the fiscal year-end is March 31, 2026 (the “Funds”), and whose annual financial statements are reported in Item 1.
(a) Audit Fees – The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Funds’ annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $254,050 for the fiscal year ended March 31, 2025 and $692,050 for the fiscal year ended March 31, 2026.
(b) Audit-Related Fees – There were no fees billed for the fiscal years ended March 31, 2025 and March 31, 2026 for assurance and related services by the principal accountant that were reasonably related to the performance of the audit of the Funds’ financial statements and are not reported under (a) of this Item.
(c) Tax Fees – The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning for the Funds were $184,300 for the fiscal year ended March 31, 2025 and $446,200 for the fiscal year ended March 31, 2026. These services related to the review of the Funds’ tax returns and excise tax calculations.
(d) All Other Fees – There were no other fees billed in each of the fiscal years ended March 31, 2025 and March 31, 2026 for products and services provided by the principal accountant, other than the services reported in (a) through (c) of this Item.
(e)(1) Audit Committee Pre-Approval Policies and Procedures:
The registrant’s audit committee charter, as amended, provides that the audit committee is responsible for the approval, prior to appointment, of the engagement of the principal accountant to annually audit and provide their opinion on the registrant’s financial statements. The audit committee must also approve, prior to appointment, the engagement of the principal accountant to provide non-audit services to the registrant or to any entity controlling, controlled by or under common control with the registrant’s investment adviser (“Adviser Affiliate”) that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2)  None of the services described in each of Items 4(b) through (d) were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees billed by the registrant’s principal accountant for services rendered to the Funds, and rendered to the registrant’s investment adviser, and any Adviser Affiliate that provides ongoing services to the registrant for the last two fiscal years were $184,300 for the fiscal year ended March 31, 2025 and $446,200 for the fiscal year ended March 31, 2026.
              (h) The registrant’s audit committee has considered whether the provision of non-audit services rendered to the registrant’s investment adviser and any Adviser Affiliate that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, if any, is compatible with maintaining the principal accountant’s independence, and has determined that the provision of these services, if any, does not compromise the principal accountant’s independence.
               (i)    Not Applicable
               (j)    Not Applicable

Item 5 –  Audit Committee of Listed Registrant
(a)    The following individuals are members of the registrant’s separately designated standing Committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934 (15 U.S.C. 78c(a)(58)(A)):

Richard L. Fagnani
Laura F. Fergerson
John E. Martinez

(b)    Not Applicable
Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.
Item 7 – Financial Statements and Financial Highlights for Open-End Management Investment Companies
              (a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.
March 31, 2026
2026 Annual Financial Statements and
Additional Information
iShares Trust
iShares Copper and Metals Mining ETF | ICOP | NASDAQ
iShares Environmental Infrastructure and Industrials ETF | EFRA | NASDAQ
iShares Global 100 ETF | IOO | NYSE Arca
iShares Global Infrastructure ETF | IGF | NASDAQ
iShares Global Timber & Forestry ETF | WOOD | NASDAQ
iShares Lithium Miners and Producers ETF | ILIT | NASDAQ

Page
2

Important Tax Information
(unaudited)
................................................................................................. 44
Additional Information ................................................................................................... 45
Glossary of Terms Used in these Financial Statements ................................................................................ 46

iShares
®
Copper and Metals Mining ETF
Schedule of Investments
March 31, 2026
(Percentages shown are based on Net Assets)
3
Schedule of Investments
Security Shares Value
a
Common Stocks
Metals & Mining  —  99 .6%
Al Masane Al Kobra Mining Co. ............... 52,050 $ 1,205,336
Amman Mineral Internasional PT
(a)
............. 17,118,200 4,945,028
Anglo American PLC ...................... 771,270 33,114,935
Antofagasta PLC ......................... 372,810 16,718,467
ATALAYA MINING COPPER SA ............... 154,255 1,468,317
Avino Silver & Gold Mines Ltd.
(a)
............... 196,905 1,249,853
Baiyin Nonferrous Group Co. Ltd. , Class A ........ 523,500 628,505
Barrick Mining Corp. ....................... 322,370 13,174,275
BHP Group Ltd. .......................... 918,771 33,243,458
Capstone Copper Corp.
(a)
................... 811,188 6,117,002
Central Asia Metals PLC .................... 210,573 455,350
China Nonferrous Mining Corp. Ltd. ............ 1,612,000 2,419,301
CMOC Group Ltd. , Class A .................. 232,800 595,399
Develop Global Ltd.
(a)
...................... 331,051 990,107
ERO Copper Corp.
(a)
...................... 122,975 3,277,035
Evolution Mining Ltd. ...................... 1,897,765 17,088,829
FireFly Metals Ltd.
(a)
....................... 907,077 1,122,134
First Quantum Minerals Ltd.
(a)
................ 779,385 18,634,423
Foran Mining Corp.
(a) (b)
..................... 410,993 1,592,446
Freeport-McMoRan, Inc. .................... 551,959 32,444,150
Glencore PLC
(a)
.......................... 2,086,066 15,799,602
Grupo Mexico SAB de CV , Series B ............ 2,984,835 31,961,699
Hudbay Minerals, Inc. ...................... 468,378 9,807,959
Ivanhoe Mines Ltd. , Class A
(a) (b)
............... 841,509 7,192,540
Jiangxi Copper Co. Ltd. , Class A .............. 147,000 938,379
Jinchuan Group International Resources Co. Ltd.
(a) (b) (c)
1,037,000 63,480
KGHM Polska Miedz SA
(a)
................... 165,238 12,072,279
Lundin Mining Corp. ....................... 710,865 17,726,912
MMG Ltd.
(a)
............................. 5,017,600 4,753,928
Newmont Corp. .......................... 207,777 22,491,860
NGEx Minerals Ltd.
(a) (b)
..................... 166,208 3,022,833
Nittetsu Mining Co. Ltd. ..................... 80,300 1,306,715
North Copper Co. Ltd. , Class A ................ 135,400 268,865
Northern Dynasty Minerals Ltd.
(a) (b)
............. 660,811 921,554
Security Shares Value
a
Metals & Mining (continued)
Pengxin International Mining Co. Ltd. , Class A
(a)
.... 157,600 $ 178,812
Rio Tinto PLC , ADR ....................... 158,877 14,821,635
Sandfire Resources Ltd.
(a)
................... 545,193 6,256,193
Solaris Resources, Inc.
(a)
.................... 118,190 1,020,388
South32 Ltd. ............................ 974,271 2,950,099
Southern Copper Corp. ..................... 99,990 17,204,279
Taseko Mines Ltd.
(a)
....................... 430,133 2,785,924
Teck Resources Ltd. , Class B ................ 429,601 22,266,000
Vale SA , Class B , ADR ..................... 788,541 12,545,687
Western Mining Co. Ltd. , Class A .............. 168,900 626,393
Yunnan Copper Co. Ltd. , Class A .............. 160,100 429,102
Zijin Mining Group Co. Ltd. , Class A ............ 268,400 1,307,365
401,204,832
a
Total Long-Term Investments — 99.6%
(Cost: $ 368,844,864 ) ................................ 401,204,832
a
Short-Term Securities
Money Market Funds  —  1 .3%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.77%
(d) (e) (f)
...................... 4,940,141 4,941,129
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.62%
(d) (e)
............................ 311,430 311,430
a
Total Short-Term Securities — 1.3%
(Cost: $ 5,253,308 ) .................................. 5,252,559
Total Investments — 100.9%
(Cost: $ 374,098,172 ) ................................ 406,457,391
Liabilities in Excess of Other Assets — ( 0 .9 ) % ............... (3,699,310)
Net Assets — 100.0% ................................. $ 402,758,081
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended March 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/26
  Shares Held
at 03/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 2,076,047 $ 2,866,701
(a)
$ — $ (844) $ (775) $ 4,941,129 4,940,141 $ 15,638
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. 30,000 281,430
(a)
— — — 311,430 311,430 3,968 —
$ — $ (844) $ (775)
$ 5,252,559
$ 19,606 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(continued)
March 31, 2026
iShares
®
Copper and Metals Mining ETF
4
2026
iShares Annual Financial Statements And Additional Information
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended March 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Micro E-Mini Russell 2000 Index ........................................................... 120 06/18/26 $ 1,507 $ (5,506)
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts – –
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 5,506 $ — $ — $ — $ 5,506
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts .................................. $ — $ — $ (124,098) $ — $ — $ — $ (124,098)
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts .................................. $ — $ — $ (2,282) $ — $ — $ — $ (2,282)
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 557,007
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 240,443,402 $ 160,697,950 $ 63,480 $ 401,204,832
Short-Term Securities
Money Market Funds ...................................... 5,252,559 — — 5,252,559
$ 245,695,961 $ 160,697,950 $ 63,480 $ 406,457,391

iShares
®
Copper and Metals Mining ETF
Schedule of Investments
(continued)
March 31, 2026
5
Schedule of Investments
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (5,506) $ — $ — $ (5,506)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Fair Value Hierarchy as of Period End  (continued)

Schedule of Investments
March 31, 2026
iShares
®
Environmental Infrastructure and Industrials ETF
(Percentages shown are based on Net Assets)
6
2026
iShares Annual Financial Statements And Additional Information
Security Shares Value
a
Common Stocks
Building Products  — 4.8%
Advanced Drainage Systems, Inc. ............. 1,084 $ 148,649
China Lesso Group Holdings Ltd. .............. 14,000 8,905
Reliance Worldwide Corp. Ltd. ................ 11,693 25,097
TOTO Ltd. ............................. 2,300 76,041
Zhejiang Weixing New Building Materials Co. Ltd.,
Class A .............................. 2,000 3,279
261,971
a
Chemicals  — 1.9%
Ingevity Corp.
(a)
.......................... 549 39,105
Umicore SA ............................ 3,496 66,696
105,801
a
Commercial Services & Supplies  — 13.1%
Befesa SA
(b)
............................ 580 19,849
Beijing GeoEnviron Engineering & Technology, Inc.,
Class A .............................. 1,700 3,738
Beijing Originwater Technology Co. Ltd., Class A .... 4,600 2,622
Clean Harbors, Inc.
(a)
...................... 778 223,076
Derichebourg SA ......................... 1,410 13,460
ION Exchange India Ltd. .................... 931 3,189
SPIC Hydropower Co. Ltd., Class A
(a)
........... 1,300 2,559
Sunny Friend Environmental Technology Co. Ltd. ... 1,000 2,402
Tetra Tech, Inc. .......................... 3,989 120,149
TRE Holdings Corp. ....................... 600 6,033
Veralto Corp. ............................ 3,642 322,025
719,102
a
Construction & Engineering  — 3.8%
NBCC India Ltd. ......................... 15,940 13,182
Stantec, Inc. ............................ 1,750 151,287
Sweco AB, Class B ....................... 3,113 44,128
208,597
a
Containers & Packaging  — 5.8%
Smurfit Westrock PLC ..................... 8,001 318,840
a
Electric Utilities  — 0.1%
China Southern Power Grid Energy Storage Co. Ltd.,
Class A .............................. 2,300 4,696
a
Electronic Equipment, Instruments & Components  — 4.1%
Badger Meter, Inc. ........................ 453 69,015
Landis+Gyr Group AG
(a)
.................... 400 25,665
Osaki Electric Co. Ltd. ..................... 500 5,494
Riken Keiki Co. Ltd. ....................... 600 11,413
Shimadzu Corp. .......................... 3,800 90,299
Wasion Holdings Ltd. ...................... 6,000 21,782
223,668
a
Machinery  — 29.2%
Construcciones y Auxiliar de Ferrocarriles SA ...... 266 18,063
Franklin Electric Co., Inc. ................... 588 54,196
Fujian Longking Co. Ltd., Class A .............. 1,300 3,385
Guangdong Topstar Technology Co. Ltd., Class A
(a)
.. 600 2,225
Kurita Water Industries Ltd. .................. 1,600 76,546
Lindsay Corp. ........................... 159 18,932
METAWATER Co. Ltd. ..................... 400 8,765
Mueller Water Products, Inc., Series A ........... 2,374 65,261
NFI Group, Inc.
(a)
......................... 1,334 18,431
NGK Insulators Ltd. ....................... 4,000 103,091
Nippon Sharyo, Ltd. ....................... 100 2,210
Organo Corp. ........................... 400 36,126
Pentair PLC ............................ 2,512 218,820
Security Shares Value
a
Machinery (continued)
TOMRA Systems ASA ..................... 3,590 $ 43,282
Torishima Pump Manufacturing Co. Ltd. .......... 300 5,812
Tsukishima Holdings Co. Ltd. ................. 400 6,924
Watts Water Technologies, Inc., Class A .......... 419 121,631
Westinghouse Air Brake Technologies Corp. ....... 1,371 342,627
Xylem, Inc. ............................. 2,743 327,788
Yangzijiang Shipbuilding Holdings Ltd. ........... 38,600 114,657
Yutong Bus Co. Ltd., Class A ................. 2,300 11,975
1,600,747
a
Metals & Mining  — 1.9%
ARE Holdings, Inc. ........................ 1,100 23,993
Dowa Holdings Co. Ltd. .................... 800 45,802
Hangzhou Iron & Steel Co., Class A
(a)
........... 3,400 4,285
Sims Ltd. .............................. 2,482 31,494
105,574
a
Multi-Utilities  — 6.6%
Nebras Energy .......................... 7,551 29,761
Veolia Environnement SA ................... 8,738 332,796
362,557
a
Professional Services  — 0.6%
Arcadis N.V. ............................ 1,047 33,496
a
Trading Companies & Distributors  — 2.6%
Core & Main, Inc., Class A
(a)
.................. 2,916 144,050
a
Water Utilities  — 24.8%
Aguas Andinas SA, Class A .................. 41,147 15,726
AlKhorayef Water & Power Technologies Co. ...... 156 5,013
American States Water Co. .................. 580 43,860
American Water Works Co., Inc. ............... 2,353 320,220
Beijing Capital Eco-Environment Protection Group Co.
Ltd., Class A .......................... 9,300 4,245
Beijing Enterprises Water Group Ltd. ............ 62,000 21,503
California Water Service Group ............... 899 40,761
Chengdu Xingrong Environment Co. Ltd., Class A ... 2,800 2,787
China Water Affairs Group Ltd. ................ 18,000 11,315
Cia de Saneamento Basico do Estado de Sao Paulo
SABESP ............................. 7,265 221,939
Cia de Saneamento de Minas Gerais Copasa MG ... 2,922 32,549
Cia De Sanena Do Parana .................. 2,294 19,721
Essential Utilities, Inc. ...................... 4,301 173,201
H2O America ........................... 503 29,511
Jiangxi Hongcheng Environment Co. Ltd., Class A ... 1,600 2,297
Pennon Group PLC ....................... 7,249 50,804
Severn Trent PLC ........................ 4,074 167,089
United Utilities Group PLC ................... 10,505 183,167
VA Tech Wabag Ltd. ....................... 689 8,408
Zhongshan Public Utilities Group Co. Ltd., Class A .. 1,500 2,435
1,356,551
a
Total Common Stocks — 99.3%
(Cost: $4,114,500) .................................. 5,445,650

iShares
®
Environmental Infrastructure and Industrials ETF
Schedule of Investments
(continued)
March 31, 2026
(Percentages shown are based on Net Assets)
7
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Security Shares Value
a
Preferred Stocks
Machinery  — 0.2%
Marcopolo SA, Preference Shares, NVS ......... 11,259 $ 13,477
a
a
Total Preferred Stocks — 0.2%
(Cost: $10,989) .................................... 13,477
Total Long-Term Investments — 99.5%
(Cost: $4,125,489) .................................. 5,459,127
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares,
3.62%
(c)(d)
............................ 8,251 $ 8,251
a
Total Short-Term Securities — 0.2%
(Cost: $8,251) ..................................... 8,251
Total Investments — 99.7%
(Cost: $4,133,740) .................................. 5,467,378
Other Assets Less Liabilities — 0.3% ..................... 16,553
Net Assets — 100.0% ................................. $ 5,483,931
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended March 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/26
  Shares Held
at 03/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares
(a)
$ — $ — $ —
(b)
$ — $ — $ — — $ 15
(c)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares . — 8,251
(b)
— — — 8,251 8,251 105 —
$ — $ — $ —
$ 8,251
$ 120 $ —
(a)
As of period end, the entity is no longer held.
(b)
Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Micro E-Mini Russell 2000 Index ........................................................... 1 06/18/26 $ 13 $ (46)

Schedule of Investments
(continued)
March 31, 2026
iShares
®
Environmental Infrastructure and Industrials ETF
8
2026
iShares Annual Financial Statements And Additional Information
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended March 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts – –
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 46 $ — $ — $ — $ 46
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts .................................. $ — $ — $ 3,406 $ — $ — $ — $ 3,406
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts .................................. $ — $ — $ 224 $ — $ — $ — $ 224
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 11,742
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 3,702,318 $ 1,743,332 $ — $ 5,445,650
Preferred Stocks ......................................... 13,477 — — 13,477
Short-Term Securities
Money Market Funds ...................................... 8,251 — — 8,251
$ 3,724,046 $ 1,743,332 $ — $ 5,467,378
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (46) $ — $ — $ (46)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

iShares
®
Global 100 ETF
Schedule of Investments
March 31, 2026
(Percentages shown are based on Net Assets)
9
Schedule of Investments
Security Shares Value
a
Common Stocks
Australia  —  0 .5%
BHP Group Ltd. .......................... 1,100,322 $ 39,812,432
a
China  —  1 .1%
Tencent Holdings Ltd. ...................... 1,325,400 83,596,077
a
France  —  2 .4%
AXA SA ............................... 358,634 16,479,783
Cie de Saint-Gobain SA .................... 99,252 8,217,511
Engie SA .............................. 403,015 12,988,143
L'Oreal SA ............................. 49,589 20,246,719
LVMH Moet Hennessy Louis Vuitton SE .......... 55,265 30,210,576
Sanofi SA .............................. 233,430 22,542,282
Schneider Electric SE ...................... 117,496 32,003,752
TotalEnergies SE ......................... 439,804 40,362,619
183,051,385
a
Germany  —  2 .8%
Allianz SE , Registered ..................... 83,363 35,205,730
BASF SE .............................. 192,445 11,852,758
Bayer AG , Registered ...................... 213,238 9,868,273
Deutsche Bank AG , Registered ............... 420,052 12,500,779
Deutsche Telekom AG , Registered ............. 753,619 28,127,523
E.ON SE .............................. 481,547 10,546,584
Mercedes-Benz Group AG ................... 156,104 9,594,604
Muenchener Rueckversicherungs-Gesellschaft AG in
Muenchen , Registered ................... 28,226 17,825,886
SAP SE ............................... 220,913 37,661,817
Siemens AG , Registered .................... 159,460 38,849,896
212,033,850
a
Japan  —  2 .0%
Bridgestone Corp. ........................ 253,800 5,288,749
Canon, Inc. ............................. 196,450 5,450,965
Honda Motor Co. Ltd. ...................... 875,400 7,085,109
Mitsubishi UFJ Financial Group, Inc. ............ 2,615,200 44,285,588
Seven & i Holdings Co. Ltd. .................. 515,760 6,936,787
Sony Group Corp. ........................ 1,333,100 27,785,428
Toyota Motor Corp. ....................... 2,566,900 53,359,006
150,191,632
a
Netherlands  —  1 .7%
ASML Holding N.V. ....................... 84,284 112,077,155
ING Groep N.V. .......................... 596,089 15,472,487
127,549,642
a
South Korea  —  1 .7%
Samsung Electronics Co. Ltd. ................ 1,079,748 126,288,722
a
Spain  —  0 .8%
Banco Bilbao Vizcaya Argentaria SA ............ 1,248,588 26,968,949
Banco Santander SA ...................... 3,215,484 36,047,894
63,016,843
a
Switzerland  —  3 .2%
ABB Ltd. , Registered ...................... 334,819 27,223,439
Nestle SA , Registered ..................... 558,195 54,753,908
Novartis AG , Registered .................... 412,831 63,367,212
Roche Holding AG , Bearer .................. 6,203 2,570,289
Roche Holding AG , NVS .................... 152,554 60,882,904
Swiss Re AG ............................ 64,606 10,852,332
UBS Group AG , Registered .................. 657,329 25,631,490
245,281,574
a
Security Shares Value
a
United Kingdom  —  4 .6%
Anglo American PLC ...................... 255,110 $ 10,953,299
AstraZeneca PLC ........................ 336,778 65,853,552
Barclays PLC ........................... 3,042,642 15,923,623
BP PLC ............................... 3,420,999 26,775,490
Diageo PLC ............................ 478,620 8,900,999
GSK PLC .............................. 879,962 24,238,975
HSBC Holdings PLC ...................... 3,720,937 61,107,409
National Grid PLC ........................ 1,074,095 18,130,831
Prudential PLC .......................... 556,176 7,732,577
Rio Tinto PLC ........................... 230,983 21,429,142
Shell PLC .............................. 1,232,818 57,098,038
Unilever PLC ........................... 470,799 25,846,571
343,990,506
a
United States  —  78 .9%
3M Co. ................................ 115,063 16,710,600
Abbott Laboratories ....................... 375,632 38,566,137
Accenture PLC , Class A .................... 134,548 26,679,523
Alphabet, Inc. , Class A ..................... 1,264,212 363,536,803
Alphabet, Inc. , Class C , NVS ................. 1,015,513 291,310,059
Amazon.com, Inc.
(a)
....................... 2,121,231 441,788,780
American Tower Corp. ..................... 101,058 17,440,590
Aon PLC , Class A ........................ 46,635 15,052,845
Apple, Inc. ............................. 3,187,918 809,061,709
Bristol-Myers Squibb Co. .................... 439,265 26,641,422
Broadcom, Inc. .......................... 1,029,539 318,652,616
Caterpillar, Inc. .......................... 101,205 71,699,694
Chevron Corp. ........................... 407,040 84,216,576
Cisco Systems, Inc. ....................... 855,428 66,372,659
Citigroup, Inc. ........................... 379,459 43,034,445
Coca-Cola Co. (The) ...................... 840,661 63,932,269
Colgate-Palmolive Co. ..................... 174,984 14,913,886
DuPont de Nemours, Inc. ................... 90,462 4,143,160
Eli Lilly & Co. ........................... 172,053 158,249,188
Emerson Electric Co. ...................... 121,591 15,930,853
Exxon Mobil Corp. ........................ 907,445 153,957,119
Ford Motor Co. .......................... 846,329 9,766,637
General Electric Co. ....................... 227,744 64,626,915
Goldman Sachs Group, Inc. (The) ............. 65,446 55,366,662
Honeywell International, Inc. ................. 137,150 31,000,015
HP, Inc. ............................... 202,176 3,883,801
Intel Corp.
(a)
............................ 1,019,557 44,993,050
International Business Machines Corp. .......... 202,508 49,085,914
Johnson & Johnson ....................... 523,296 127,914,474
Johnson Controls International PLC ............ 132,404 17,338,304
JPMorgan Chase & Co. .................... 585,463 172,219,796
Kimberly-Clark Corp. ...................... 71,527 6,900,210
Linde PLC ............................. 101,299 50,219,992
Marsh & McLennan Companies, Inc. ............ 106,360 18,448,142
Mastercard, Inc. , Class A .................... 176,843 88,361,373
McDonald's Corp. ........................ 154,158 47,910,765
Merck & Co., Inc. ......................... 539,569 64,904,755
Microsoft Corp. .......................... 1,612,430 596,873,213
Morgan Stanley .......................... 262,082 43,130,835
NIKE, Inc. , Class B ....................... 257,198 13,585,198
NVIDIA Corp. ........................... 5,276,593 920,237,819
PepsiCo, Inc. ........................... 295,749 45,926,862
Pfizer, Inc. ............................. 1,234,618 34,668,073
Philip Morris International, Inc. ................ 338,024 55,888,888
Procter & Gamble Co. (The) ................. 506,001 73,086,784
QUALCOMM, Inc. ........................ 233,124 30,021,709
RTX Corp. ............................. 291,470 56,224,563
ServiceNow, Inc.
(a)
........................ 227,134 23,746,860
Texas Instruments, Inc. ..................... 196,270 38,103,858

Schedule of Investments
(continued)
March 31, 2026
iShares
®
Global 100 ETF
(Percentages shown are based on Net Assets)
10
2026
iShares Annual Financial Statements And Additional Information
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Security Shares Value
a
United States (continued)
Thermo Fisher Scientific, Inc. ................. 81,663 $ 40,139,814
Walmart, Inc. ............................ 951,871 118,298,528
5,984,764,742
a
Total Long-Term Investments — 99.7%
(Cost: $ 4,060,190,318 ) ............................... 7,559,577,405
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  0 .1%
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.62%
(b) (c)
............................ 11,032,619 $ 11,032,619
a
Total Short-Term Securities — 0.1%
(Cost: $ 11,032,619 ) ................................. 11,032,619
Total Investments —  99.8%
(Cost: $ 4,071,222,937 ) ............................... 7,570,610,024
Other Assets Less Liabilities — 0 .2% ...................... 15,581,369
Net Assets — 100.0% ................................. $ 7,586,191,393
(a)
Non-income producing security.
(b)
Affiliate of the Fund.
(c)
Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended March 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/26
  Shares Held
at 03/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency
Shares .......... $ 7,600,000 $ 3,432,619
(a)
$ — $ — $ — $ 11,032,619 11,032,619 $ 447,796 $ —
(a)
Represents net amount purchased (sold).
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P 500 Index .................................................................. 66 06/18/26 $ 21,683 $ (555,472)
Euro STOXX 50 Index ................................................................. 38 06/19/26 2,414 (47,114)
$ (602,586)
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts – –
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 602,586 $ — $ — $ — $ 602,586
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

iShares
®
Global 100 ETF
Schedule of Investments
(continued)
March 31, 2026
11
Schedule of Investments
For the period ended March 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts .................................. $ — $ — $ 1,924,611 $ — $ — $ — $ 1,924,611
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts .................................. $ — $ — $ (396,412) $ — $ — $ — $ (396,412)
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 17,354,115
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 5,984,764,742 $ 1,574,812,663 $ — $ 7,559,577,405
Short-Term Securities
Money Market Funds ...................................... 11,032,619 — — 11,032,619
$ 5,995,797,361 $ 1,574,812,663 $ — $ 7,570,610,024
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (602,586) $ — $ — $ (602,586)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
March 31, 2026
iShares
®
Global Infrastructure ETF
(Percentages shown are based on Net Assets)
12
2026
iShares Annual Financial Statements And Additional Information
Security Shares Value
a
Common Stocks
Argentina  —  0 .3%
Corp. America Airports SA
(a)
.................. 1,183,049 $ 29,919,309
a
Australia  —  8 .9%
Atlas Arteria Ltd. ......................... 37,109,063 110,051,039
Dalrymple Bay Infrastructure Ltd. .............. 18,910,508 66,334,646
Qube Holdings Ltd. ....................... 67,575,845 228,087,309
Transurban Group ........................ 51,181,233 499,264,799
903,737,793
a
Brazil  —  0 .5%
Cia de Saneamento Basico do Estado de Sao Paulo
SABESP , ADR ......................... 1,283,751 39,167,243
Cia Paranaense de Energia - Copel , ADR ........ 1,258,049 15,021,105
54,188,348
a
Canada  —  7 .9%
Enbridge, Inc. ........................... 7,417,910 402,116,737
Keyera Corp. ........................... 779,550 30,154,256
Pembina Pipeline Corp. .................... 1,975,348 88,422,774
South Bow Corp. ......................... 708,095 23,557,355
TC Energy Corp. ......................... 3,538,195 221,560,036
Westshore Terminals Investment Corp. .......... 1,225,104 29,617,028
795,428,186
a
China  —  4 .4%
Anhui Expressway Co. Ltd. , Class H ............ 15,306,000 28,987,158
Beijing Capital International Airport Co. Ltd. , Class H
(a)
71,684,000 16,811,426
CGN Power Co. Ltd. , Class H
(b)
............... 28,793,000 12,960,493
China Gas Holdings Ltd. .................... 7,877,200 7,197,975
China Longyuan Power Group Corp. Ltd. , Class H .. 8,996,000 8,234,514
China Merchants Port Holdings Co. Ltd. ......... 44,856,000 84,168,980
China Resources Power Holdings Co. Ltd.
(c)
....... 5,906,000 13,796,477
COSCO SHIPPING Energy Transportation Co. Ltd. ,
Class H ............................. 4,414,000 10,093,228
COSCO SHIPPING Ports Ltd. ................ 52,822,000 34,972,947
Huaneng Power International, Inc. , Class H ....... 11,086,000 8,394,239
Jiangsu Expressway Co. Ltd. , Class H
(c)
......... 46,670,000 60,184,940
Kunlun Energy Co. Ltd. ..................... 10,334,000 9,442,656
Shenzhen Expressway Corp. Ltd. , Class H
(c)
...... 23,086,000 22,110,884
Shenzhen International Holdings Ltd. ........... 53,209,000 48,526,813
Sichuan Expressway Co. Ltd. , Class H .......... 23,534,000 16,603,499
Yuexiu Transport Infrastructure Ltd. ............. 636,000 316,426
Zhejiang Expressway Co. Ltd. , Class H .......... 63,344,000 58,222,421
441,025,076
a
France  —  6 .2%
Aeroports de Paris SA ..................... 1,473,309 179,989,994
Engie SA .............................. 5,041,468 162,473,624
Gaztransport Et Technigaz SA ................ 126,226 29,687,546
Getlink SE ............................. 11,967,508 258,244,975
630,396,139
a
Germany  —  3 .5%
E.ON SE .............................. 6,027,400 132,008,887
Fraport AG Frankfurt Airport Services Worldwide
(a)
... 1,200,163 104,553,383
RWE AG .............................. 1,818,477 122,344,949
358,907,219
a
Italy  —  2 .8%
Enav SpA
(b)
............................. 9,727,087 58,494,597
Enel SpA .............................. 20,977,766 229,346,342
287,840,939
a
Security Shares Value
a
Japan  —  1 .2%
Japan Airport Terminal Co. Ltd. ............... 3,553,000 $ 117,630,190
a
Mexico  —  7 .4%
Grupo Aeroportuario del Centro Norte SAB de CV , ADR 1,282,983 147,196,640
Grupo Aeroportuario del Pacifico SAB de CV , ADR .. 1,557,551 384,512,615
Grupo Aeroportuario del Sureste SAB de CV , ADR .. 655,714 220,405,147
752,114,402
a
New Zealand  —  2 .9%
Auckland International Airport Ltd. ............. 64,709,672 296,367,687
a
Norway  —  0 .2%
Frontline PLC ........................... 484,976 17,039,850
a
Singapore  —  1 .6%
Hutchison Port Holdings Trust , Class U .......... 192,763,900 39,516,599
SATS Ltd. .............................. 34,249,618 94,385,228
SIA Engineering Co. Ltd. .................... 9,430,200 23,826,132
157,727,959
a
Spain  —  8 .8%
Aena SME SA
(b)
.......................... 16,959,535 500,260,451
Iberdrola SA ............................ 16,879,795 386,448,605
886,709,056
a
Switzerland  —  2 .2%
Flughafen Zurich AG , Registered .............. 726,648 227,539,632
a
United Kingdom  —  3 .4%
National Grid PLC ........................ 13,496,562 227,823,312
SSE PLC .............................. 3,292,604 113,820,694
341,644,006
a
United States  —  37 .1%
American Electric Power Co., Inc. .............. 1,468,517 192,493,208
Antero Midstream Corp. .................... 1,125,862 25,669,654
Cheniere Energy, Inc. ...................... 732,112 207,744,101
Constellation Energy Corp. .................. 846,482 236,380,099
Dominion Energy, Inc. ...................... 2,318,225 143,312,669
DT Midstream, Inc. ........................ 345,666 46,550,840
Duke Energy Corp. ....................... 2,111,322 276,456,503
Entergy Corp. ........................... 1,228,820 138,070,215
Exelon Corp. ............................ 2,776,890 136,123,148
Kinder Morgan, Inc. ....................... 6,656,569 223,194,759
NextEra Energy, Inc. ...................... 5,528,023 513,442,776
ONEOK, Inc. ............................ 2,140,341 193,465,423
PG&E Corp. ............................ 5,967,790 104,854,070
Public Service Enterprise Group, Inc. ........... 1,355,168 109,700,850
Sempra ............................... 1,771,844 172,170,081
Sky Harbour Group Corp. , Class A
(a) (c)
........... 922,803 8,886,593
Southern Co. (The) ....................... 2,989,367 288,533,703
Targa Resources Corp. ..................... 729,990 183,030,393
Vistra Corp. ............................ 865,142 130,056,797
Williams Companies, Inc. (The) ............... 4,151,777 302,166,330
Xcel Energy, Inc. ......................... 1,605,955 127,577,065
3,759,879,277
a
Total Common Stocks — 99.3%
(Cost: $ 7,824,887,749 ) ............................... 10,058,095,068
a
Preferred Stocks
Brazil  —  0 .4%
Axia Energia , Class C, Preference Shares , NVS , ADR
(a)
89 972
Axia Energia , Preference Shares , NVS , ADR
(c)
..... 2,476,612 27,936,183

iShares
®
Global Infrastructure ETF
Schedule of Investments
(continued)
March 31, 2026
(Percentages shown are based on Net Assets)
13
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Security Shares Value
a
Brazil (continued)
Cia Energetica de Minas Gerais , Preference Shares ,
ADR ................................ 5,191,728 $ 12,408,230
40,345,385
a
Total Preferred Stocks — 0.4%
(Cost: $ 26,177,646 ) ................................. 40,345,385
a
Total Long-Term Investments — 99.7%
(Cost: $ 7,851,065,395 ) ............................... 10,098,440,453
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  0 .3%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.77%
(d) (e) (f)
...................... 17,136,234 $ 17,139,661
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.62%
(d) (e)
............................ 14,145,170 14,145,170
a
Total Short-Term Securities — 0.3%
(Cost: $ 31,286,660 ) ................................. 31,284,831
Total Investments —  100.0%
(Cost: $ 7,882,352,055 ) ............................... 10,129,725,284
Other Assets Less Liabilities — 0 .0% ...................... 3,132,005
Net Assets — 100.0% ................................. $ 10,132,857,289
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
All or a portion of this security is on loan.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended March 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/26
  Shares Held
at 03/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 18,948,767 $ — $ (1,801,111)
(a)
$ (6,166) $ (1,829) $ 17,139,661 17,136,234 $ 443,627
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ...... 8,360,000 5,785,170
(a)
— — — 14,145,170 14,145,170 484,942 —
$ — $ (6,166) $ (1,829)
$ 31,284,831
$ 928,569 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Utilities Select Sector Index ......................................................... 241 06/18/26 $ 22,480 $ (292,779)
E-Mini Energy Select Sector Index ......................................................... 42 06/18/26 5,432 189,800
MSCI EAFE Index .................................................................... 109 06/18/26 15,811 (145,135)
$ (248,114)

Schedule of Investments
(continued)
March 31, 2026
iShares
®
Global Infrastructure ETF
14
2026
iShares Annual Financial Statements And Additional Information
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended March 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 189,800 $ — $ — $ — $ 189,800
Liabilities — Derivative Financial Instruments
Futures contracts – –
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 437,914 $ — $ — $ — $ 437,914
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts ................................. $ — $ — $ 5,843,869 $ — $ — $ — $ 5,843,869
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts ................................. $ — $ — $ (76,855) $ — $ — $ — $ (76,855)
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 41,384,991
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 6,288,865,529 $ 3,769,229,539 $ — $ 10,058,095,068
Preferred Stocks ......................................... 40,345,385 — — 40,345,385
Short-Term Securities
Money Market Funds ...................................... 31,284,831 — — 31,284,831
$ 6,360,495,745 $ 3,769,229,539 $ — $ 10,129,725,284
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 189,800 $ — $ — $ 189,800
Liabilities
Equity Contracts ........................................... (437,914) — — (437,914)
$ (248,114) $ — $ — $ (248,114)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

iShares
®
Global Timber & Forestry ETF
Schedule of Investments
March 31, 2026
(Percentages shown are based on Net Assets)
15
Schedule of Investments
Security Shares Value
a
Common Stocks
Brazil  — 14.6%
Dexco SA .............................. 1,912,695 $ 1,739,200
Klabin SA .............................. 4,243,637 15,983,736
Suzano SA ............................. 2,080,700 20,847,772
38,570,708
a
Canada  — 6.3%
West Fraser Timber Co. Ltd. ................. 253,588 16,563,156
a
Chile  — 2.4%
Empresas CMPC SA ...................... 4,673,965 6,358,235
a
China  — 6.3%
Nine Dragons Paper Holdings Ltd.
(a)
............ 12,022,000 10,190,255
Shandong Sun Paper Industry JSC Ltd., Class A .... 2,925,975 6,343,252
16,533,507
a
Finland  — 9.0%
Stora Enso OYJ, Class R ................... 1,009,303 11,852,140
UPM- Kymmene OYJ ...................... 383,992 12,018,853
23,870,993
a
Indonesia  — 0.7%
Indah Kiat Pulp & Paper Tbk PT ............... 3,170,500 1,905,542
a
Japan  — 9.7%
Nippon Paper Industries Co. Ltd. .............. 594,000 4,837,871
Oji Holdings Corp. ........................ 2,030,200 10,983,475
Sumitomo Forestry Co. Ltd. .................. 1,089,200 9,910,250
25,731,596
a
Portugal  — 2.0%
Navigator Co SA/The ...................... 1,325,281 5,180,653
a
South Africa  — 1.6%
Sappi Ltd.
(a)(b)
........................... 4,370,377 4,333,202
a
Sweden  — 9.9%
Billerud Aktiebolag ........................ 659,220 5,110,399
Holmen AB, Class B ....................... 271,756 9,745,147
Security Shares Value
a
Sweden (continued)
Svenska Cellulosa AB SCA, Class B ............ 971,632 $ 11,265,449
26,120,995
a
Thailand  — 2.8%
SCG Packaging PCL, NVDR ................. 11,839,900 7,458,795
a
United Kingdom  — 4.5%
Mondi PLC ............................. 1,044,784 11,811,934
a
United States  — 29.1%
International Paper Co. ..................... 440,295 15,718,532
Rayonier, Inc. ........................... 508,642 10,488,198
Smurfit Westrock PLC ..................... 409,604 16,322,719
Sylvamo Corp. .......................... 300,683 12,700,850
Weyerhaeuser Co. ........................ 880,743 21,516,551
76,746,850
a
Total Long-Term Investments — 98.9%
(Cost: $270,739,376) ................................ 261,186,166
a
Short-Term Securities
Money Market Funds  —  0.3%
BlackRock Cash Funds: Institutional, SL Agency
Shares, 3.77%
(c)(d)(e)
...................... 78,434 78,450
BlackRock Cash Funds: Treasury, SL Agency Shares,
3.62%
(c)(d)
............................ 569,486 569,486
a
Total Short-Term Securities — 0.3%
(Cost: $647,950) ................................... 647,936
Total Investments —  99.2%
(Cost: $271,387,326) ................................ 261,834,102
Other Assets Less Liabilities — 0.8% ...................... 2,139,009
Net Assets — 100.0% ................................. $ 263,973,111
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended March 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/26
  Shares Held
at 03/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 3,223,826 $ — $ (3,145,123)
(a)
$ (349) $ 96 $ 78,450 78,434 $ 30,457
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 460,000 109,486
(a)
— — — 569,486 569,486 11,044 —
$ — $ (349) $ 96
$ 647,936
$ 41,501 $ —

Schedule of Investments
(continued)
March 31, 2026
iShares
®
Global Timber & Forestry ETF
16
2026
iShares Annual Financial Statements And Additional Information
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended March 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Russell 1000 Value Index .......................................................... 26 06/18/26 $ 2,751 $ (2,707)
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts – –
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 2,707 $ — $ — $ — $ 2,707
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts .................................. $ — $ — $ 74,997 $ — $ — $ — $ 74,997
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts .................................. $ — $ — $ (2,707) $ — $ — $ — $ (2,707)
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 1,622,529
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 131,880,714 $ 129,305,452 $ — $ 261,186,166

iShares
®
Global Timber & Forestry ETF
Schedule of Investments
(continued)
March 31, 2026
17
Schedule of Investments
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Short-Term Securities
Money Market Funds ...................................... $ 647,936 $ — $ — $ 647,936
$ 132,528,650 $ 129,305,452 $ — $ 261,834,102
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (2,707) $ — $ — $ (2,707)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Fair Value Hierarchy as of Period End  (continued)

Schedule of Investments
March 31, 2026
iShares
®
Lithium Miners and Producers ETF
(Percentages shown are based on Net Assets)
18
2026
iShares Annual Financial Statements And Additional Information
Security Shares Value
a
Common Stocks
Automobile Components  —  1 .6%
Fulin Precision Co. Ltd. , Class A ............... 98,100 $ 334,926
a
Chemicals  —  43 .2%
Albemarle Corp. ......................... 10,029 1,800,506
Canmax Technologies Co. Ltd. , Class A .......... 47,700 405,138
Chengxin Lithium Group Co. Ltd. , Class A
(a)
....... 52,500 305,656
Chunbo Co. Ltd.
(a)
........................ 7,398 233,776
Do-Fluoride New Materials Co. Ltd. , Class A ....... 55,000 225,504
Ganfeng Lithium Group Co. Ltd. , Class A ......... 92,500 1,070,315
Guangzhou Tinci Materials Technology Co. Ltd. , Class
A .................................. 116,500 784,582
MNTech Co. Ltd. ......................... 17,821 112,279
Ningbo Shanshan Co. Ltd. , Class A
(a)
........... 128,600 251,438
Shenzhen Capchem Technology Co. Ltd. , Class A ... 43,000 357,380
Shenzhen Senior Technology Material Co. Ltd. , Class A 76,900 168,267
Sichuan Yahua Industrial Group Co. Ltd. , Class A ... 65,900 221,974
Sociedad Quimica y Minera de Chile SA , ADR
(a)
.... 21,720 1,758,017
Tianqi Lithium Corp. , Class A
(a)
................ 84,600 692,641
Yunnan Energy New Material Group Co. Ltd. , Class A
(a)
56,400 562,533
8,950,006
a
Electrical Equipment  —  8 .7%
Beijing Easpring Material Technology Co. Ltd. , Class A 31,300 237,555
Guangdong Jia Yuan Technology Shares Co. Ltd. ,
Class A
(a)
............................. 24,370 148,727
Hunan Yuneng New Energy Battery Material Co. Ltd. ,
Class A .............................. 43,600 485,097
Jiangsu Ruitai New Energy Materials Co. Ltd. , Class A 41,900 119,214
Minmetals New Energy Materials Hunan Co. Ltd.
(a)
.. 110,297 169,378
Ningbo Ronbay New Energy Technology Co. Ltd. ,
Class A .............................. 40,862 169,628
Shijiazhuang Shangtai Technology Co. Ltd. , Class A . 15,000 163,418
XTC New Energy Materials Xiamen Co. Ltd. , Class A . 28,854 306,037
1,799,054
a
Security Shares Value
a
Metals & Mining  —  42 .5%
American Battery Technology Co.
(a) (b)
............ 125,501 $ 350,148
Critical Metals Corp.
(a) (b)
..................... 61,924 491,677
ESG Minerals , NVS
(a)
...................... 21,566 —
Liontown Ltd.
(a)
.......................... 1,431,465 1,747,198
Lithium Americas Corp.
(a) (b)
.................. 203,189 802,597
Lithium Argentina AG
(a) (b)
.................... 132,616 885,875
Mineral Resources Ltd.
(a)
.................... 39,811 1,529,253
PLS Group Ltd.
(a)
......................... 485,141 1,776,359
Sigma Lithium Corp.
(a) (b)
.................... 63,828 787,637
Sinomine Resource Group Co. Ltd. , Class A ....... 41,400 454,518
8,825,262
a
Technology Hardware, Storage & Peripherals  —  3 .9%
CosmoAM&T Co. Ltd.
(a)
..................... 23,284 809,647
a
a
Total Long-Term Investments — 99.9%
(Cost: $ 16,352,669 ) ................................. 20,718,895
a
Short-Term Securities
Money Market Funds  —  5 .6%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.77%
(c) (d) (e)
...................... 1,147,013 1,147,243
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.62%
(c) (d)
............................ 16,712 16,712
a
Total Short-Term Securities — 5.6%
(Cost: $ 1,164,005 ) .................................. 1,163,955
Total Investments — 105.5%
(Cost: $ 17,516,674 ) ................................. 21,882,850
Liabilities in Excess of Other Assets — ( 5 .5 ) % ............... (1,139,377)
Net Assets — 100.0% ................................. $ 20,743,473
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended March 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/26
  Shares Held
at 03/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 856,471 $ 291,333
(a)
$ — $ (434) $ (127) $ 1,147,243 1,147,013 $ 47,184
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. — 16,712
(a)
— — — 16,712 16,712 843 —
$ — $ (434) $ (127)
$ 1,163,955
$ 48,027 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

iShares
®
Lithium Miners and Producers ETF
Schedule of Investments
(continued)
March 31, 2026
19
Schedule of Investments
Derivative Financial Instruments Categorized by Risk Exposure
For the period ended March 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts .................................. $ — $ — $ 1,140 $ — $ — $ — $ 1,140
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts .................................. $ — $ — $ 238 $ — $ — $ — $ 238
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 3,123
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 8,155,280 $ 12,563,615 $ — $ 20,718,895
Short-Term Securities
Money Market Funds ...................................... 1,163,955 — — 1,163,955
$ 9,319,235 $ 12,563,615 $ — $ 21,882,850

20
2026
iShares Annual Financial Statements And Additional Information
Statements of Assets and Liabilities
March 31, 2026
See notes to financial statements.
iShares
Copper and Metals
Mining ETF
iShares
Environmental
Infrastructure and
Industrials ETF
iShares
Global 100 ETF
iShares
Global Infrastructure
ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
...................................... $ 401,204,832  $ 5,459,127  $ 7,559,577,405  $ 10,098,440,453
Investments, at value — affiliated
(c)
......................................... 5,252,559  8,251  11,032,619  31,284,831
Cash ............................................................. 13,410  —  —  101,615
Cash pledged:
Futures contracts ................................................... 144,000  2,000  1,621,000  1,890,200
Foreign currency collateral pledged:
(d)
Futures contracts ................................................... —  —  166,442  —
Foreign currency, at value
(e)
.............................................. 265,986  2,342  5,175,820  8,819,052
Receivables:
Investments sold ................................................... —  —  98,637  537,855,054
Securities lending income — affiliated ..................................... 1,973  —  —  73,684
Capital shares sold .................................................. —  —  —  1,253,764
Dividends — unaffiliated .............................................. 884,437  13,994  7,650,125  16,525,999
Dividends — affiliated ................................................ 959  20  39,781  35,757
Due from broker .................................................... 341,910  —  —  —
Tax reclaims ...................................................... 752  —  2,947,604  1,003,655
Variation margin on futures contracts ...................................... 50,399  413  617,623  359,887
Total assets ........................................................
408,161,217  5,486,147  7,588,927,056  10,697,643,951
LIABILITIES
Collateral on securities loaned ............................................ 4,942,939  —  —  17,152,831
Payables:
Investments purchased ............................................... 295,126  —  12,010  544,529,375
Capital shares redeemed .............................................. —  —  99,644  —
Investment advisory fees .............................................. 165,071  2,216  2,620,461  3,104,456
Other liabilities ...................................................... —  —  3,548  —
Total liabilities .......................................................
5,403,136  2,216  2,735,663  564,786,662
Commitments and contingent liabilities
NET ASSETS .......................................................
$ 402,758,081  $ 5,483,931  $ 7,586,191,393  $ 10,132,857,289
NET ASSETS CONSIST OF:
Paid-in capital ....................................................... $ 374,729,205  $ 4,016,012  $ 4,392,466,320  $ 8,292,189,512
Accumulated earnings ................................................. 28,028,876  1,467,919  3,193,725,073  1,840,667,777
NET ASSETS .......................................................
$ 402,758,081  $ 5,483,931  $ 7,586,191,393  $ 10,132,857,289
NET ASSET VALUE
Shares outstanding ................................................... 8,500,000  160,000  62,800,000  151,600,000
Net asset value ...................................................... $ 47.38  $ 34.27  $ 120.80  $ 66.84
Shares authorized .................................................... Unlimited Unlimited Unlimited Unlimited
Par value .......................................................... None None None None
(a)
Securities loaned, at value ............................................ $ 5,032,329  $ —  $ —  $ 16,291,032
(b)
Investments, at cost — unaffiliated ....................................... $ 368,844,864  $ 4,125,489  $ 4,060,190,318  $ 7,851,065,395
(c)
Investments, at cost — affiliated ......................................... $ 5,253,308  $ 8,251  $ 11,032,619  $ 31,286,660
(d)
Foreign currency collateral pledged, at cost ................................. $ —  $ —  $ 166,556  $ —
(e)
  Foreign currency, at cost .............................................. $ 264,330  $ 2,334  $ 5,176,851  $ 8,889,606

21
Statements of Assets and Liabilities
(continued)
March 31, 2026
Statements of Assets and Liabilities
See notes to financial statements.
iShares
Global Timber &
Forestry ETF
iShares
Lithium Miners and
Producers ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
.................................................................... $ 261,186,166  $ 20,718,895
Investments, at value — affiliated
(c)
....................................................................... 647,936  1,163,955
Cash pledged:
Futures contracts ................................................................................. 163,000  —
Foreign currency, at value
(d)
............................................................................ 3,217,711  9,662
Receivables:
Investments sold ................................................................................. 24,506,643  —
Securities lending income — affiliated ................................................................... 68  1,922
Dividends — unaffiliated ............................................................................ 1,743,449  4,806
Dividends — affiliated .............................................................................. 1,023  50
Tax reclaims .................................................................................... 113,166  —
Variation margin on futures contracts .................................................................... 44,228  —
Foreign withholding tax claims ........................................................................ 38,650  —
Total assets ......................................................................................
291,662,040  21,899,290
LIABILITIES
Bank overdraft ..................................................................................... 43,681  —
Collateral on securities loaned .......................................................................... 78,607  1,147,849
Payables:
Investments purchased ............................................................................. 27,439,754  —
Investment advisory fees ............................................................................ 83,913  7,968
Professional fees ................................................................................. 42,974  —
Total liabilities .....................................................................................
27,688,929  1,155,817
Commitments and contingent liabilities
NET ASSETS .....................................................................................
$ 263,973,111  $ 20,743,473
NET ASSETS CONSIST OF:
Paid-in capital ..................................................................................... $ 338,914,807  $ 19,933,817
Accumulated earnings (loss) ........................................................................... (74,941,696) 809,656
NET ASSETS .....................................................................................
$ 263,973,111  $ 20,743,473
NET ASSET VALUE
Shares outstanding ................................................................................. 3,720,000  1,200,000
Net asset value .................................................................................... $ 70.96  $ 17.29
Shares authorized .................................................................................. Unlimited Unlimited
Par value ........................................................................................ None None
(a)
Securities loaned, at value .......................................................................... $ 75,668  $ 1,188,961
(b)
Investments, at cost — unaffiliated ..................................................................... $ 270,739,376  $ 16,352,669
(c)
Investments, at cost — affiliated ....................................................................... $ 647,950  $ 1,164,005
(d)
  Foreign currency, at cost ............................................................................ $ 3,210,874  $ 9,830

22
2026
iShares Annual Financial Statements And Additional Information
Statements of Operations
Year Ended March 31, 2026
See notes to financial statements.
iShares
Copper and Metals
Mining ETF
iShares
Environmental
Infrastructure and
Industrials ETF
iShares
Global 100 ETF
iShares
Global Infrastructure
ETF
INVESTMENT INCOME
Dividends — unaffiliated ............................................ $ 3,610,869  $ 127,404  $ 103,304,106  $ 310,407,305
Dividends — affiliated .............................................. 3,968  105  447,796  484,942
Interest — unaffiliated .............................................. 701  133  60,515  90,819
Securities lending income — affiliated — net ............................... 15,638  15  —  443,627
Foreign taxes withheld ............................................. (115,666) (7,001) (3,739,542) (18,209,521)
Total investment income ..............................................
3,515,510  120,656  100,072,875  293,217,172
EXPENSES
Investment advisory ............................................... 717,413  25,360  28,790,465  30,773,902
Commitment costs ................................................ 162  18  2,561  7,917
Interest expense ................................................. 5  —  262  1,016
Total expenses .................................................... 717,580  25,378  28,793,288  30,782,835
Net investment income ...............................................
2,797,930  95,278  71,279,587  262,434,337
—  —  —  —
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated ......................................... (2,800,533) 142,384  527,014  34,503,685
Investments — affiliated ........................................... (844) —  —  (6,166)
Foreign currency transactions ....................................... (8,731) 1,032  154,499  824,353
Futures contracts ............................................... (124,098) 3,406  1,924,611  5,843,869
In-kind redemptions — unaffiliated
(a)
................................... 5,146,517  —  222,120,437  7,559,949
2,212,311  146,822  224,726,561  48,725,690
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated
(b)
........................................ 38,116,172  609,359  1,272,753,207  1,570,875,878
Investments — affiliated ........................................... (775) —  —  (1,829)
Foreign currency translations ....................................... (6,359) 259  140,524  938,363
Futures contracts ............................................... (2,282) 224  (396,412) (76,855)
38,106,756  609,842  1,272,497,319  1,571,735,557
Net realized and unrealized gain ........................................
40,319,067  756,664  1,497,223,880  1,620,461,247
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............
$ 43,116,997  $ 851,942  $ 1,568,503,467  $ 1,882,895,584
(a)
See Note 2 of the Notes to Financial Statements.
(b)
Net of reduction in deferred foreign capital gain tax of ........................ $ —  $ 1,019  $ —  $ —

23
Statements of Operations
(continued)
Year Ended March 31, 2026
Statements of Operations
See notes to financial statements.
iShares
Global Timber &
Forestry ETF
iShares
Lithium Miners and
Producers ETF
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................ $ 7,337,378  $ 22,190
Dividends — affiliated .............................................................................. 11,044  843
Interest — unaffiliated .............................................................................. 6,822  63
Securities lending income — affiliated — net ............................................................... 30,457  47,184
Foreign taxes withheld ............................................................................. (371,818) (1,040)
Foreign withholding tax claims ........................................................................ 345,533  —
Total investment income ..............................................................................
7,359,416  69,240
EXPENSES
Investment advisory ............................................................................... 890,138  46,791
Professional .................................................................................... 45,436  —
Commitment costs ................................................................................ 2,410  118
Interest expense ................................................................................. 3,226  187
Total expenses .................................................................................... 941,210  47,096
Net investment income ...............................................................................
6,418,206  22,144
—  —
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated ......................................................................... (23,085,827) (752,176)
Investments — affiliated ........................................................................... (349) (434)
Foreign currency transactions ....................................................................... 6,757  1,602
Futures contracts ............................................................................... 74,997  1,140
In-kind redemptions — unaffiliated
(a)
................................................................... 2,513,385  1,272,734
(20,491,037) 522,866
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ......................................................................... 705,614  5,699,673
Investments — affiliated ........................................................................... 96  (127)
Foreign currency translations ....................................................................... 48,482  (181)
Futures contracts ............................................................................... (2,707) 238
751,485  5,699,603
Net realized and unrealized gain (loss) ....................................................................
(19,739,552) 6,222,469
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .....................................
$ (13,321,346) $ 6,244,613
(a)
See Note 2 of the Notes to Financial Statements.

24
2026
iShares Annual Financial Statements And Additional Information
Statements of Changes in Net Assets
See notes to financial statements.
iShares
Copper and Metals Mining ETF
iShares
Environmental Infrastructure and Industrials
ETF
Year Ended
03/31/26
Year Ended
03/31/25
Year Ended
03/31/26
Year Ended
03/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ......................................... $ 2,797,930  $ 605,054  $ 95,278  $ 85,793
Net realized gain (loss) ......................................... 2,212,311  (663,970) 146,822  247,754
Net change in unrealized appreciation (depreciation) ..................... 38,106,756  (6,489,117) 609,842  (211,719)
Net increase (decrease) in net assets resulting from operations ................
43,116,997  (6,548,033) 851,942  121,828
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ..............
(2,638,294) (552,960) (230,288) (184,633)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions ..............
315,613,318  46,704,328  —  —
NET ASSETS
Total increase (decrease) in net assets ................................ 356,092,021  39,603,335  621,654  (62,805)
Beginning of year ...............................................
46,666,060  7,062,725  4,862,277  4,925,082
End of year ...................................................
$ 402,758,081  $ 46,666,060  $ 5,483,931  $ 4,862,277
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

25
Statements of Changes in Net Assets
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
Global 100 ETF
iShares
Global Infrastructure ETF
Year Ended
03/31/26
Year Ended
03/31/25
Year Ended
03/31/26
Year Ended
03/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ......................................... $ 71,279,587  $ 69,257,766  $ 262,434,337  $ 142,454,433
Net realized gain ............................................. 224,726,561  116,171,614  48,725,690  55,373,162
Net change in unrealized appreciation (depreciation) ..................... 1,272,497,319  284,102,534  1,571,735,557  475,488,264
Net increase in net assets resulting from operations ........................
1,568,503,467  469,531,914  1,882,895,584  673,315,859
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ..............
(72,026,021) (66,698,576) (261,258,416) (136,884,244)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions ..............
19,183,818  457,869,536  2,441,909,396  1,958,901,263
NET ASSETS
Total increase in net assets ........................................ 1,515,661,264  860,702,874  4,063,546,564  2,495,332,878
Beginning of year ...............................................
6,070,530,129  5,209,827,255  6,069,310,725  3,573,977,847
End of year ...................................................
$ 7,586,191,393  $ 6,070,530,129  $ 10,132,857,289  $ 6,069,310,725
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

26
2026
iShares Annual Financial Statements And Additional Information
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
Global Timber & Forestry ETF
iShares
Lithium Miners and Producers ETF
Year Ended
03/31/26
Year Ended
03/31/25
Year Ended
03/31/26
Year Ended
03/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ......................................... $ 6,418,206  $ 3,463,425  $ 22,144  $ 67,645
Net realized gain (loss) ......................................... (20,491,037) (1,102,521) 522,866  (1,796,272)
Net change in unrealized appreciation (depreciation) ..................... 751,485  (19,541,031) 5,699,603  324,326
Net increase (decrease) in net assets resulting from operations ................
(13,321,346) (17,180,127) 6,244,613  (1,404,301)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ..............
(5,486,333) (3,669,976) (264,468) (238,617)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions ..............
47,574,063  52,891,692  11,100,485  2,593,598
NET ASSETS
Total increase in net assets ........................................ 28,766,384  32,041,589  17,080,630  950,680
Beginning of year ...............................................
235,206,727  203,165,138  3,662,843  2,712,163
End of year ...................................................
$ 263,973,111  $ 235,206,727  $ 20,743,473  $ 3,662,843
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

27
Financial Highlights
Financial Highlights
(For a share outstanding throughout each period)
See notes to financial statements.
iShares Copper and Metals Mining ETF
Year Ended
03/31/26
Year Ended
03/31/25
Period From
06/21/23
(a)
to 03/31/24
Net asset value, beginning of period .....................................................
$ 25.93  $ 28.25  $ 25.04
Net investment income
(b)
............................................................. 0.77  0.52
(c)
0.68
Net realized and unrealized gain (loss)
(d)
...................................................
21.60  (2.36) 3.08
Net increase (decrease) from investment operations ............................................
22.37  (1.84) 3.76
Distributions from net investment income
(e)
................................................... (0.92) (0.48) (0.55)
Net asset value, end of period ..........................................................
$ 47.38  $ 25.93  $ 28.25
Total Return
(f)
– – –
Based on net asset value ..............................................................
87.41% (6.61)%
(c)
15.33%
(g)
Ratios to Average Net Assets
(h)
– – –
Total expenses .....................................................................
0.47% 0.47% 0.47%
(i)
Net investment income ................................................................
1.83% 1.81%
(c)
3.58%
(i)
Supplemental Data
Net assets, end of period (000) ..........................................................
$ 402,758  $ 46,666  $ 7,063
Portfolio turnover rate
(j)
................................................................
24% 37% 55%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the year ended March 31, 2025:
• Net investment income per share by $0.00.
• Total return by 0.00%.
• Ratio of net investment income to average net assets by 0.01%.
(d)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(e)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Portfolio turnover rate excludes in-kind transactions, if any.

28
2026
iShares Annual Financial Statements And Additional Information
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares Environmental Infrastructure and Industrials ETF
Year Ended
03/31/26
Year Ended
03/31/25
Year Ended
03/31/24
Period From
11/01/22
(a)
to 03/31/23
Net asset value, beginning of period .......................................
$ 30.39  $ 30.78  $ 27.51  $ 25.10
Net investment income
(b)
............................................... 0.60  0.54  0.43  0.11
Net realized and unrealized gain
(c)
.........................................
4.72  0.22  3.27  2.34
Net increase from investment operations ......................................
5.32  0.76  3.70  2.45
Distributions
(d)
– – – –
From net investment income ............................................ (0.57) (0.51) (0.43) (0.04)
From net realized gains ................................................ (0.87) (0.64) —  —
Total distributions .....................................................
(1.44) (1.15) (0.43) (0.04)
Net asset value, end of period ............................................
$ 34.27  $ 30.39  $ 30.78  $ 27.51
Total Return
(e)
– – – –
Based on net asset value ................................................
17.73% 2.38% 13.60% 9.76%
(f)
Ratios to Average Net Assets
(g)
– – – –
Total expenses .......................................................
0.47% 0.47% 0.47% 0.47%
(h)
Net investment income ..................................................
1.77% 1.69% 1.53% 1.01%
(h)
Supplemental Data
Net assets, end of period (000) ............................................
$ 5,484  $ 4,862  $ 4,925  $ 4,402
Portfolio turnover rate
(i)
..................................................
24% 35% 15% 13%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.

29
Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares Global 100 ETF
Year Ended
03/31/26
Year Ended
03/31/25
Year Ended
03/31/24
Year Ended
03/31/23
Year Ended
03/31/22
Net asset value, beginning of year ......................
$ 96.28  $ 89.36  $ 70.05  $ 75.96  $ 65.92
Net investment income
(a)
............................ 1.15  1.11
(b)
1.14
(b)
1.30
(b)
1.16
Net realized and unrealized gain (loss)
(c)
..................
24.53  6.90  19.37  (5.93) 10.08
Net increase (decrease) from investment operations ...........
25.68  8.01  20.51  (4.63) 11.24
Distributions from net investment income
(d)
.................. (1.16) (1.09) (1.20) (1.28) (1.20)
Net asset value, end of year ..........................
$ 120.80  $ 96.28  $ 89.36  $ 70.05  $ 75.96
Total Return
(e)
– – – – –
Based on net asset value .............................
26.77% 8.96%
(b)
29.61%
(b)
(6.02)%
(b)
17.11%
Ratios to Average Net Assets
(f)
– – – – –
Total expenses ....................................
0.40% 0.40% 0.40% 0.41% 0.40%
Total expenses excluding professional fees for foreign withholding tax claims ........................................
N/A  0.40% 0.40% 0.40% 0.40%
Net investment income ...............................
0.99% 1.14%
(b)
1.47%
(b)
1.95%
(b)
1.58%
Supplemental Data
Net assets, end of year (000) ...........................
$ 7,586,191  $ 6,070,530  $ 5,209,827  $ 3,604,153  $ 3,843,610
Portfolio turnover rate
(g)
...............................
2% 6% 16% 2% 2%
(a)
Based on average shares outstanding.
(b)
Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the years ended March 31, 2025, March 31,
2024 and March 31, 2023, respectively:
• Net investment income per share by $0.01, $0.03 and $0.06.
• Total return by 0.01%, 0.04% and 0.08%.
• Ratio of net investment income to average net assets by 0.01%, 0.04% and 0.09%.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Portfolio turnover rate excludes in-kind transactions, if any.

30
2026
iShares Annual Financial Statements And Additional Information
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares Global Infrastructure ETF
Year Ended
03/31/26
Year Ended
03/31/25
Year Ended
03/31/24
Year Ended
03/31/23
Year Ended
03/31/22
Net asset value, beginning of year ......................
$ 54.58  $ 47.72  $ 47.69  $ 50.78  $ 45.05
Net investment income
(a)
............................ 1.96  1.69
(b)
1.64
(b)
1.33
(b)
1.04
Net realized and unrealized gain (loss)
(c)
..................
12.28  6.85  (0.03) (3.20) 5.84
Net increase (decrease) from investment operations ...........
14.24  8.54  1.61  (1.87) 6.88
Distributions from net investment income
(d)
.................. (1.98) (1.68) (1.58) (1.22) (1.15)
Net asset value, end of year ..........................
$ 66.84  $ 54.58  $ 47.72  $ 47.69  $ 50.78
Total Return
(e)
– – – – –
Based on net asset value .............................
26.52% 18.23%
(b)
3.50%
(b)
(3.74)%
(b)
15.54%
Ratios to Average Net Assets
(f)
– – – – –
Total expenses ....................................
0.37% 0.39% 0.42% 0.41% 0.40%
Total expenses excluding professional fees for foreign withholding tax claims ........................................
N/A  0.39% 0.41% 0.41 % N/A
Net investment income ...............................
3.19% 3.26%
(b)
3.56%
(b)
2.81%
(b)
2.23%
Supplemental Data
Net assets, end of year (000) ...........................
$ 10,132,857  $ 6,069,311  $ 3,573,978  $ 3,843,434  $ 3,432,989
Portfolio turnover rate
(g)
...............................
11% 14% 13% 19% 16%
(a)
Based on average shares outstanding.
(b)
Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the years ended March 31, 2025, March 31,
2024 and March 31, 2023, respectively:
• Net investment income per share by $0.02, $0.04 and $0.00.
• Total return by 0.04%, 0.08% and 0.01%.
• Ratio of net investment income to average net assets by 0.04%, 0.08% and 0.01%.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Portfolio turnover rate excludes in-kind transactions, if any.

31
Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares Global Timber & Forestry ETF
Year Ended
03/31/26
Year Ended
03/31/25
Year Ended
03/31/24
Year Ended
03/31/23
Year Ended
03/31/22
Net asset value, beginning of year ....................
$ 75.39  $ 84.65  $ 71.74  $ 89.11  $ 85.14
Net investment income
(a)
.......................... 1.98
(b)
1.40  1.42  1.40
(b)
1.58
(b)
Net realized and unrealized gain (loss)
(c)
................
(4.61) (9.07) 12.83  (17.13) 3.53
Net increase (decrease) from investment operations .........
(2.63) (7.67) 14.25  (15.73) 5.11
Distributions from net investment income
(d)
................ (1.80) (1.59) (1.34) (1.64) (1.14)
Net asset value, end of year ........................
$ 70.96
(e)
$ 75.39  $ 84.65  $ 71.74  $ 89.11
Total Return
(f)
– – – – –
Based on net asset value ...........................
(3.49)%
(b)(e)
(9.15)% 20.21% (17.90)%
(b)
6.04%
(b)
Ratios to Average Net Assets
(g)
– – – – –
Total expenses ..................................
0.40% 0.40% 0.41% 0.42% 0.41%
Total expenses excluding professional fees for foreign withholding tax claims ....................................
0.38% 0.39% 0.41% 0.41% 0.40%
Net investment income .............................
2.70%
(b)
1.75% 1.90% 1.81%
(b)
1.78%
(b)
Supplemental Data
Net assets, end of year (000) .........................
$ 263,973  $ 235,207  $ 203,165  $ 202,303  $ 315,454
Portfolio turnover rate
(h)
.............................
65% 80% 23% 29% 18%
(a)
Based on average shares outstanding.
(b)
Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the years ended March 31, 2026, March 31,
2023 and March 31, 2022, respectively:
• Net investment income per share by $0.09, $0.05 and $0.07.
• Total return by 0.11%, 0.07% and 0.09%.
• Ratio of net investment income to average net assets by 0.13%, 0.06% and 0.07%.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
For financial reporting purposes, the market value of certain investments were adjusted as of report date. Accordingly, the NAV per share and total return performance based on NAV presented herein are different than the information previously published on March 31, 2026.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Portfolio turnover rate excludes in-kind transactions, if any.

32
2026
iShares Annual Financial Statements And Additional Information
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares Lithium Miners and Producers ETF
Year Ended
03/31/26
Year Ended
03/31/25
Period From
06/21/23
(a)
to 03/31/24
Net asset value, beginning of period ......................................................
$ 8.14  $ 13.56  $ 24.94
Net investment income
(b)
.............................................................. 0.03  0.19  0.11
Net realized and unrealized gain (loss)
(c)
....................................................
9.48  (5.04) (11.37)
Net increase (decrease) from investment operations .............................................
9.51  (4.85) (11.26)
Distributions from net investment income
(d)
.................................................... (0.36) (0.57) (0.12)
Net asset value, end of period ...........................................................
$ 17.29  $ 8.14  $ 13.56
Total Return
(e)
– – –
Based on net asset value ...............................................................
118.49% (36.38)% (45.19)%
(f)
Ratios to Average Net Assets
(g)
– – –
Total expenses ......................................................................
0.47% 0.47% 0.47%
(h)
Net investment income .................................................................
0.22% 1.86% 0.82%
(h)
Supplemental Data
Net assets, end of period (000) ...........................................................
$ 20,743  $ 3,663  $ 2,712
Portfolio turnover rate
(i)
.................................................................
47% 73% 48%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.

Notes to Financial Statements
33
Notes to Financial Statements
1. Organization
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses)
on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of March 31, 2026, if any, are disclosed in the Statements of Assets and Liabilities.
Consistent with U.S. GAAP accrual requirements, for uncertain tax positions, each Fund recognizes tax reclaims when the Fund determines that it is more likely than not that the Fund will sustain its position that it is due the reclaim.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash:  The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
iShares ETF
Diversification
Classification
Copper and Metals Mining ..................................................................................................... Non-diversified
Environmental Infrastructure and Industrials ......................................................................................... Non-diversified
Global 100
(a)
............................................................................................................... Diversified
Global Infrastructure .......................................................................................................... Diversified
Global Timber & Forestry ...................................................................................................... Non-diversified
Lithium Miners and Producers ................................................................................................... Non-diversified
(a)
The Fund intends to be diversified in approximately the same proportion as its underlying index is diversified. The Fund may become non-diversified, as defined in the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of its underlying index. Shareholder approval will not be sought if the Fund crosses from diversified to non-diversified status due solely to a change in its relative market capitalization or index weighting of one or more constituents of its underlying index.

Notes to Financial Statements
(continued)
34
2026
iShares Annual Financial Statements And Additional Information
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income, and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting: The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each
Fund’s financial statements.
Recent Accounting Standard: The Funds adopted Financial Accounting Standards Board Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax
Disclosures (“ASU 2023-09”) during the period. ASU 2023-09 enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The
Funds' adoption of the new standard did not have a material impact on financial statement disclosures and did not affect each Fund’s financial position or results of operations.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments (except ETF options, equity index options or those that are customized) traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation or last available bid (long positions) or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and

Notes to Financial Statements
( continued)
35
Notes to Financial Statements
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Securities and Other Investments
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair
Value
(a)
Net Amount
(b)
Copper and Metals Mining
BofA Securities, Inc. .............................................. $ 334,017 $ (322,427) $ — $ 11,590
Citigroup Global Markets, Inc. ........................................ 2,601,065 (2,549,849) — 51,216
J.P. Morgan Securities LLC ......................................... 60,297 (60,297) — —
Morgan Stanley ................................................. 1,572,426 (1,553,747) — 18,679
Scotia Capital (USA), Inc. .......................................... 464,524 (446,181) — 18,343
$ 5,032,329 $ (4,932,501)
$ —
$ 99,828
a
Global Infrastructure
Barclays Capital, Inc. ............................................. 53,928 (53,928) — —
BNP Paribas SA ................................................. 58,984 (58,984) — —
BofA Securities, Inc. .............................................. 136,862 (136,862) — —
Citigroup Global Markets, Inc. ........................................ 186,278 (186,278) — —
Goldman Sachs & Co. LLC ......................................... 415,053 (415,053) — —
HSBC Bank PLC ................................................ 1,555,405 (1,555,405) — —
J.P. Morgan Securities LLC ......................................... 12,658,226 (12,658,226) — —
Morgan Stanley ................................................. 1,045,252 (1,039,104) — 6,148
UBS AG ...................................................... 127,116 (127,116) — —
Virtu Americas LLC ............................................... 53,928 (53,928) — —
$ 16,291,032 $ (16,284,884)
$ —
$ 6,148
a

Notes to Financial Statements
(continued)
36
2026
iShares Annual Financial Statements And Additional Information
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. Derivative Financial Instruments
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
For its investment advisory services to each of the iShares Global Infrastructure and iShares Global Timber & Forestry ETFs, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other
iShares funds as follows:
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair
Value
(a)
Net Amount
(b)
Global Timber & Forestry
BofA Securities, Inc. .............................................. $ 75,668 $ (75,668) $ — $ —
$ 75,668 $ (75,668)
$ —
$ —
a
Lithium Miners and Producers
BNP Paribas SA ................................................. 325,792 (325,792) — —
BofA Securities, Inc. .............................................. 217 (217) — —
Citigroup Global Markets, Inc. ........................................ 41,024 (38,210) — 2,814
HSBC Bank PLC ................................................ 88,873 (88,178) — 695
J.P. Morgan Securities LLC ......................................... 394,290 (386,903) — 7,387
Morgan Stanley ................................................. 258,622 (230,696) — 27,926
UBS AG ...................................................... 80,143 (76,660) — 3,483
$ 1,188,961 $ (1,146,656)
$ —
$ 42,305
a
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Funds’ Statements of Assets and Liabilities.
(b)
The market value of the loaned securities is determined as of March 31, 2026. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.
iShares ETF Investment Advisory Fees
Copper and Metals Mining . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.47%
Environmental Infrastructure and Industrials . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.47
Global 100 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.40
Lithium Miners and Producers . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.47

Notes to Financial Statements
( continued)
37
Notes to Financial Statements
Distributor:  BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Prior to November 10, 2025, ETF Services were performed by State Street Bank and Trust Company.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A.
(“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds:
Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash
Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock
Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the iShares Global 100 ETF (the “Group 1 Fund”), retains 81% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
Pursuant to the current securities lending agreement, each of iShares Copper and Metals Mining ETF, iShares Environmental Infrastructure and Industrials ETF, iShares
Global Infrastructure ETF, iShares Global Timber & Forestry ETF and iShares Lithium Miners and Producers ETF(the “Group 2 Funds”), retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares
ETF Complex in a given calendar year exceeds a specific threshold: (1) the Group 1 Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 84% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees, and (2) each Group 2 Fund will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the year ended  March 31, 2026 , the Funds paid BTC the following amounts for securities lending agent services:
Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by
Rule 17a-7.
Aggregate Average Daily Net Assets Investment Advisory Fees
First $10 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.4800%
Over $10 billion, up to and including $20 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.4300
Over $20 billion, up to and including $30 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.3800
Over $30 billion, up to and including $40 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.3420
Over $40 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.3078
iShares ETF Amounts
Copper and Metals Mining .................................................................................................... $ 4,631
Environmental Infrastructure and Industrials ........................................................................................ 7
Global Infrastructure ......................................................................................................... 107,006
Global Timber & Forestry ..................................................................................................... 7,125
Lithium Miners and Producers .................................................................................................. 10,554

Notes to Financial Statements
(continued)
38
2026
iShares Annual Financial Statements And Additional Information
For the year ended March 31, 2026 , transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. Purchases and Sales
For the year ended March 31, 2026 , purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the year ended March 31, 2026 , in-kind transactions were as follows:
8. Income Tax Information
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of March 31, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of March 31, 2026 , permanent differences attributable to realized gains (losses) from in-kind redemptions were reclassified to the following accounts:
iShares ETF Purchases Sales
Net Realized
Gain (Loss)
Global 100 .............................................................................
$ 36,016,027 $ 13,225,074 $ 253,112
Global Infrastructure ......................................................................
30,337,282 22,628,508 186,473
Global Timber & Forestry ..................................................................
6,776,223 651,933 (74,719)
iShares ETF Purchases Sales
Copper and Metals Mining ................................................................................. $ 47,353,844 $ 40,024,671
Environmental Infrastructure and Industrials ..................................................................... 1,309,440 1,450,583
Global 100 ............................................................................................. 127,974,607 131,075,012
Global Infrastructure ...................................................................................... 1,262,475,748 884,470,174
Global Timber & Forestry .................................................................................. 162,746,609 154,329,446
Lithium Miners and Producers ............................................................................... 9,018,070 4,797,737
iShares ETF In-kind Purchases In-kind Sales
Copper and Metals Mining ................................................................................... $ 318,331,847 $ 11,375,921
Global 100 ............................................................................................... 373,059,796 357,334,857
Global Infrastructure ........................................................................................ 2,070,410,924 18,585,765
Global Timber & Forestry .................................................................................... 67,114,633 30,637,998
Lithium Miners and Producers ................................................................................. 8,723,068 2,094,360
iShares ETF Paid-in Capital
Accumulated
Earnings (Loss)
Copper and Metals Mining ................................................................................. $ 5,122,972  $ (5,122,972)
Global 100 ............................................................................................. 221,339,997  (221,339,997)
Global Infrastructure ...................................................................................... 7,559,949  (7,559,949)
Global Timber & Forestry .................................................................................. 2,319,065  (2,319,065)
Lithium Miners and Producers ............................................................................... 1,236,585  (1,236,585)

Notes to Financial Statements
( continued)
39
Notes to Financial Statements
The tax character of distributions paid was as follows:
As of March 31, 2026, the tax components of accumulated earnings (loss) were as follows:
For the year ended March 31, 2026, the iShares Global Infrastructure ETF utilized $43,160,178 of its capital loss carryforwards.
As of March 31, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. Line of Credit
The iShares Copper Metals and Mining ETF, iShares Environmental Infrastructure and Industrials ETF, iShares Global 100 ETF, iShares Global Timber & Forestry ETF and
iShares Lithium Miners and Producers ETF, along with certain other iShares funds (“Participating Funds”), are parties to a $900 million credit agreement (“Syndicated Credit
Agreement”) with a group of lenders, which expires on October 14, 2026. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) Daily Simple Secured Overnight Financing Rate (“SOFR”) plus 0.10% and
1.00% per annum or (b) the U.S. Federal Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund
iShares ETF
Year Ended
03/31/26
Year Ended
03/31/25
Copper and Metals Mining
Ordinary income ........................................................................................... $ 2,638,294 $ 552,960
Environmental Infrastructure and Industrials
Ordinary income ........................................................................................... $ 93,674 $ 82,353
Long-Term Capital Gains .................................................................................... 136,614 102,280
$ 230,288 $ 184,633
Global 100
Ordinary income ........................................................................................... $ 72,026,021 $ 66,698,576
Global Infrastructure
Ordinary income ........................................................................................... $ 261,258,416 $ 136,884,244
Global Timber & Forestry
Ordinary income ........................................................................................... $ 5,486,333 $ 3,669,976
Lithium Miners and Producers
Ordinary income ........................................................................................... $ 264,468 $ 238,617
iShares ETF
Undistributed
Ordinary Income
Undistributed Long-
Term Capital Gains
Non-Expiring Capital
Loss Carryforwards
(a)
Net Unrealized Gains
(Losses)
(b)
Total
Copper and Metals Mining .............................
$ 2,267,428 $ — $ (4,112,860) $ 29,874,308 $ 28,028,876
Environmental Infrastructure and Industrials .................
39,372 128,599 — 1,299,948 1,467,919
Global 100 .........................................
19,653,531 — (288,376,924) 3,462,448,466 3,193,725,073
Global Infrastructure ..................................
32,723,259 — (392,848,220) 2,200,792,738 1,840,667,777
Global Timber & Forestry ..............................
910,701 — (64,094,617) (11,757,780) (74,941,696)
Lithium Miners and Producers ...........................
98,288 — (2,827,054) 3,538,422 809,656
(a)
Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains(losses) on certain futures contracts, the characterization of corporate actions and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies.
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Copper and Metals Mining .......................................... $ 376,576,012  $ 38,273,918  $ (8,392,539) $ 29,881,379
Environmental Infrastructure and Industrials .............................. 4,167,757  1,428,220  (128,599) 1,299,621
Global 100 ...................................................... 4,108,289,537  3,601,096,659  (138,776,172) 3,462,320,487
Global Infrastructure ............................................... 7,930,039,556  2,358,689,368  (159,003,640) 2,199,685,728
Global Timber & Forestry ........................................... 273,698,378  15,549,360  (27,413,636) (11,864,276)
Lithium Miners and Producers ........................................ 18,344,230  4,363,691  (825,071) 3,538,620

Notes to Financial Statements
(continued)
40
2026
iShares Annual Financial Statements And Additional Information
based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.
During the year ended March 31, 2026, the Funds did not borrow under the Syndicated Credit Agreement.
The iShares Copper Metals and Mining ETF, iShares Environmental Infrastructure and Industrials ETF, iShares Global 100 ETF, iShares Global Infrastructure ETF, iShares
Global Timber & Forestry ETF and iShares Lithium Miners and Producers ETF, were each a party to a similar $800 million syndicated credit agreement which expired on
October 15, 2025. During the year ended March 31, 2026, the Funds did not borrow under the $800 million respective syndicated credit agreements.
10. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries.
A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/
or errors by pricing services or other third-party service providers.
The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund's valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore each Fund's results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each
Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
Certain Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such

Notes to Financial Statements
( continued)
41
Notes to Financial Statements
non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which certain Funds invest.
Certain Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several
European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Funds’
investments.
Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. These events and actions have adversely affected, and may in the future adversely affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the Euro and non-European Union member states. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching. In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but have been, and may continue to be, significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.
Certain Funds invest a significant portion of their assets in securities of issuers located in China or with significant exposure to Chinese issuers. Investments in Chinese securities, including certain Hong Kong-listed securities, involve risks specific to China. China may be subject to considerable degrees of economic, political and social instability and demonstrates significantly higher volatility from time to time in comparison to developed markets. Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability. Internal social unrest or confrontations with other neighboring countries may disrupt economic development in China and result in a greater risk of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher rates of inflation. Incidents involving China’s or the region’s security may cause uncertainty in Chinese markets and may adversely affect the Chinese economy and a fund’s investments. Reduction in spending on Chinese products and services, supply chain diversification, institution of tariffs, sanctions or other trade barriers, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. In addition, measures may be taken to limit the flow of capital and/or sanctions may be imposed, which could prohibit or restrict the ability to own or transfer fund assets and may also include retaliatory actions, such as seizure of fund assets.
Certain Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. Certain Asian countries have developed increasingly strained relationships with the U.S. or China; if these relations were to worsen, they could adversely affect Asian issuers that rely on the U.S. or China for trade and the region as a whole. The Asian financial markets have experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in
Asia and may affect the value and liquidity of certain of the Funds' investments.
The Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund's portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:

Year Ended
03/31/26
Year Ended
03/31/25
iShares ETF Shares  Amount  Shares  Amount
Copper and Metals Mining
Shares sold ......................................................... 6,950,000  $ 327,294,625  1,750,000  $ 52,463,150
Shares redeemed ..................................................... (250,000) (11,681,307) (200,000) (5,758,822)
6,700,000  $ 315,613,318  1,550,000  $ 46,704,328
Global 100
Shares sold ......................................................... 3,300,000  $ 387,439,361  7,600,000  $ 742,816,617
Shares redeemed ..................................................... (3,550,000) (368,255,543) (2,850,000) (284,947,081)
(250,000) $ 19,183,818  4,750,000  $ 457,869,536

Notes to Financial Statements
(continued)
42
2026
iShares Annual Financial Statements And Additional Information
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or
Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized
Participant, each Fund’s custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund
Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or
Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
12. Foreign Withholding Tax Claims
The iShares Global Timber & Forestry ETF has filed European Union Discrimination Claims (“ECJ Claims”) to recover taxes withheld by either Finland or Poland (the “ECJ
Paying Countries”) on dividend income based upon certain provisions in the Treaty on the Functioning of the European Union. The Fund has recorded receivables for all recoverable taxes withheld by the ECJ Paying Countries based upon previous determinations made by the local tax authorities. Professional and other fees associated with the filing of these claims for foreign withholding taxes have been approved by the Board as appropriate expenses of the Fund. Based upon the Fund’s evaluation of the facts and circumstances related to the outstanding ECJ Claims, ECJ Paying Countries’ tax claim receivables and related liabilities are disclosed in the Statements of Assets and
Liabilities. The collection of these receivables, and any payment of associated liabilities, depends upon future determinations made by the local tax authorities, the outcome of which is uncertain. If such future determinations are unfavorable, the potential negative impact to the Fund, as of March 31, 2026, is $23,959 or $0.01 per share.
Certain of the outstanding foreign tax reclaims are not deemed by the Funds to meet the recognition criteria under U.S. GAAP as of March 31, 2026 and have not been recorded in the applicable Fund’s net asset value. The recognition by the Funds of these amounts would have a positive impact on the applicable Fund's performance. If a Fund receives a tax refund that has not been previously recorded, investors in the Fund at the time the claim is successful will benefit from any resulting increase in the
Fund’s NAV. Investors who sold their shares prior to such time will not benefit from such NAV increase.
During the year, the iShares Global 100 ETF filed a closing agreement with the IRS related to the recovery of foreign taxes received in fiscal year 2023, and the related tax compliance fee, including interest, was paid to the IRS.
13. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Year Ended
03/31/26
Year Ended
03/31/25
iShares ETF Shares Amount Shares Amount
Global Infrastructure
Shares sold ......................................................... 40,700,000  $ 2,460,626,813  41,800,000  $ 2,244,384,892
Shares redeemed ..................................................... (300,000) (18,717,417) (5,500,000) (285,483,629)
40,400,000  $ 2,441,909,396  36,300,000  $ 1,958,901,263
Global Timber & Forestry
Shares sold ......................................................... 1,140,000  $ 86,046,541  1,140,000  $ 87,395,517
Shares redeemed ..................................................... (540,000) (38,472,478) (420,000) (34,503,825)
600,000  $ 47,574,063  720,000  $ 52,891,692
Lithium Miners and Producers
Shares sold ......................................................... 950,000  $ 14,617,989  250,000  $ 2,593,598
Shares redeemed ..................................................... (200,000) (3,517,504) —  —
750,000  $ 11,100,485  250,000  $ 2,593,598

Report of Independent Registered Public Accounting Firm
43
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of iShares Trust and Shareholders of each of the six funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (six of the funds constituting iShares Trust, hereafter collectively referred to as the "Funds") as of March 31, 2026, the related statements of operations for the year ended March 31, 2026, the statement of changes in net assets for each of the two years in the period ended March 31, 2026, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of March 31, 2026, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended March 31, 2026 and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the
PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of March 31, 2026 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
May 22, 2026
We have served as the auditor of one or more BlackRock investment companies since 2000.
  iShares Copper and Metals Mining ETF
  iShares Environmental Infrastructure and Industrials ETF
  iShares Global 100 ETF
  iShares Global Infrastructure ETF
  iShares Global Timber & Forestry ETF
  iShares Lithium Miners and Producers ETF

Important Tax Information
(unaudited)
44
2026
iShares Annual Financial Statements And Additional Information
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended March 31, 2026 :
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified business income for individuals for the fiscal year ended March 31, 2026 :
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as capital gain dividends, subject to a long-term capital gains tax rate as noted
below, for the fiscal year ended March 31, 2026 :
The Funds intend to pass through to their shareholders the following amounts, or maximum amounts allowable by law, of foreign source income earned and foreign taxes paid for the fiscal year ended March 31, 2026 :
The following percentages, or maximum percentages allowable by law, of ordinary income distributions paid during the fiscal year ended March 31, 2026 qualified for the dividends-received deduction for corporate shareholders:
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as qualified short-term capital gains eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended March 31, 2026 :
iShares ETF
Qualified Dividend
Income
Copper and Metals Mining ..................................................................................................... $ 3,393,123
Environmental Infrastructure and Industrials ......................................................................................... 101,626
Global 100 ................................................................................................................. 99,917,226
Global Infrastructure .......................................................................................................... 292,534,007
Global Timber & Forestry ...................................................................................................... 5,496,157
Lithium Miners and Producers ................................................................................................... 21,628
iShares ETF
Qualified Business
Income
Global 100 ................................................................................................................. $ 457,699
iShares ETF
20% Rate Long-
Term Capital Gain
Dividends
Environmental Infrastructure and Industrials ......................................................................................... $ 136,614
iShares ETF
Foreign Source
Income Earned Foreign Taxes Paid
Copper and Metals Mining ...................................................................................
$ 3,322,106 $ 113,146
Environmental Infrastructure and Industrials .......................................................................
97,711 5,468
Global Infrastructure ........................................................................................
218,584,196 15,860,995
Global Timber & Forestry ....................................................................................
6,100,261 162,970
Lithium Miners and Producers .................................................................................
10,280 983
iShares ETF
Dividends-Received
Deduction
Copper and Metals Mining ..................................................................................................... 8 .53%
Environmental Infrastructure and Industrials ......................................................................................... 23 .83
Global 100 ................................................................................................................. 78 .19
Global Infrastructure .......................................................................................................... 32 .67
Global Timber & Forestry ...................................................................................................... 13 .44
Lithium Miners and Producers ................................................................................................... 3 .26
iShares ETF
Qualified Short-Term
Capital Gains
Environmental Infrastructure and Industrials ......................................................................................... $ 2,679

Additional Information
45
Additional Information
Premium/Discount Information
Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com .
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
Go to icsdelivery.com .
If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA’s investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com .

Glossary of Terms Used in these Financial Statements
46
2026
iShares Annual Financial Statements And Additional Information
Portfolio Abbreviation
ADR American Depositary Receipt
JSC Joint Stock Company
NVDR Non-Voting Depository Receipt
NVS Non-Voting Shares
PCL Public Company Limited

Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by STOXX Ltd., FTSE International Limited or
S&P Dow Jones Indices LLC, nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.
©2026 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

March 31, 2026
2026 Annual Financial Statements and
Additional Information
iShares Trust
iShares Global Comm Services ETF | IXP | NYSE Arca
iShares Global Consumer Discretionary ETF | RXI | NYSE Arca
iShares Global Consumer Staples ETF | KXI | NYSE Arca
iShares Global Energy ETF | IXC | NYSE Arca
iShares Global Financials ETF | IXG | NYSE Arca
iShares Global Healthcare ETF | IXJ | NYSE Arca
iShares Global Industrials ETF | EXI | NYSE Arca
iShares Global Materials ETF | MXI | NYSE Arca
iShares Global Tech ETF | IXN | NYSE Arca
iShares Global Utilities ETF | JXI | NYSE Arca

Page
2

Important Tax Information
(unaudited)
................................................................................................. 72
Additional Information .................................................................................................... 73
Glossary of Terms Used in these Financial Statements ................................................................................ 75

iShares
®
Global Comm Services ETF
Schedule of Investments
March 31, 2026
(Percentages shown are based on Net Assets)
3
Schedule of Investments
Security Shares Value
a
Common Stocks
Australia  —  1 .5%
CAR Group Ltd. .......................... 60,719 $ 969,280
REA Group Ltd. .......................... 8,057 882,711
Telstra Group Ltd. ........................ 1,805,611 6,665,607
8,517,598
a
Brazil  —  0 .2%
Telefonica Brasil SA , NVS , ADR ............... 59,534 947,186
a
Canada  —  1 .6%
BCE, Inc. .............................. 149,607 3,774,859
Rogers Communications, Inc. , Class B , NVS ...... 61,961 2,382,944
TELUS Corp. ........................... 248,455 3,193,426
9,351,229
a
China  —  7 .0%
Baidu, Inc. , Class A
(a)
...................... 357,150 4,992,308
Kuaishou Technology , Class B
(b)
............... 457,800 2,696,591
NetEase, Inc. ........................... 273,500 6,111,303
Tencent Holdings Ltd. ...................... 412,100 25,992,111
39,792,313
a
Finland  —  0 .2%
Elisa OYJ .............................. 23,090 1,124,724
a
France  —  1 .6%
Orange SA ............................. 294,470 6,037,535
Publicis Groupe SA ....................... 36,323 3,006,436
9,043,971
a
Germany  —  3 .6%
Deutsche Telekom AG , Registered ............. 550,224 20,536,157
a
Italy  —  0 .2%
Telecom Italia SpA ........................ 1,844,622 1,295,116
a
Japan  —  9 .3%
Dentsu Group, Inc.
(a)
....................... 35,600 611,865
KDDI Corp. ............................. 449,600 7,655,217
Konami Group Corp. ...................... 16,700 2,057,908
LY Corp. ............................... 396,900 956,978
Nexon Co. Ltd. .......................... 65,200 1,228,151
Nintendo Co. Ltd. ......................... 187,600 10,709,264
NTT, Inc. .............................. 8,411,400 8,415,318
SoftBank Corp. .......................... 4,606,300 6,163,796
SoftBank Group Corp. ..................... 622,500 15,157,720
52,956,217
a
Mexico  —  0 .6%
America Movil SAB de CV , Series B ............ 2,899,485 3,685,224
a
Netherlands  —  1 .2%
Koninklijke KPN N.V. ...................... 613,962 3,421,995
Universal Music Group N.V. .................. 167,731 3,255,794
6,677,789
a
Norway  —  0 .3%
Telenor ASA ............................ 100,990 1,776,182
a
Singapore  —  0 .8%
Singapore Telecommunications Ltd. ............ 1,139,300 4,377,492
a
South Korea  —  0 .5%
NAVER Corp. ........................... 22,651 3,083,898
a
Security Shares Value
a
Spain  —  1 .0%
Cellnex Telecom SA
(b)
...................... 90,845 $ 2,921,098
Telefonica SA ........................... 636,816 2,786,407
5,707,505
a
Sweden  —  0 .7%
Tele2 AB , Class B ........................ 88,932 1,840,667
Telia Co. AB ............................ 372,221 1,906,989
3,747,656
a
Switzerland  —  0 .6%
Swisscom AG , Registered ................... 4,073 3,417,911
a
United Kingdom  —  2 .0%
Autotrader Group PLC
(b)
.................... 134,011 838,786
BT Group PLC .......................... 911,480 2,554,484
Informa PLC ............................ 205,996 2,068,966
Rightmove PLC .......................... 122,337 699,928
Vodafone Group PLC ...................... 3,137,273 4,732,113
WPP PLC .............................. 173,087 541,325
11,435,602
a
United States  —  66 .7%
Alphabet, Inc. , Class A ..................... 208,112 59,844,687
Alphabet, Inc. , Class C , NVS ................. 167,172 47,954,960
AT&T, Inc. .............................. 988,235 28,648,933
Charter Communications, Inc. , Class A
(a)
......... 13,815 2,982,382
Comcast Corp. , Class A .................... 575,645 16,526,768
EchoStar Corp. , Class A
(a) (c)
.................. 21,772 2,548,848
Electronic Arts, Inc. ....................... 36,136 7,367,046
Fox Corp. , Class A , NVS .................... 32,187 1,879,721
Fox Corp. , Class B ........................ 22,706 1,205,689
Live Nation Entertainment, Inc.
(a)
.............. 25,337 3,864,146
Meta Platforms, Inc. , Class A ................. 147,617 84,456,114
Netflix, Inc.
(a)
............................ 284,518 27,356,406
News Corp. , Class A , NVS .................. 59,399 1,480,817
News Corp. , Class B ...................... 19,605 558,939
Omnicom Group, Inc. ...................... 50,471 3,800,971
Paramount Skydance Corp. , Class B , NVS ........ 49,865 449,782
Take-Two Interactive Software, Inc.
(a)
............ 27,927 5,515,583
TKO Group Holdings, Inc. , Class A ............. 10,638 2,145,153
T-Mobile U.S., Inc. ........................ 76,008 15,963,960
Trade Desk, Inc. (The) , Class A
(a)
.............. 70,648 1,603,003
Verizon Communications, Inc. ................ 529,077 26,559,665
Walt Disney Co. (The) ..................... 266,197 25,656,067
Warner Bros Discovery, Inc.
(a)
................ 397,624 10,918,755
379,288,395
a
Total Common Stocks — 99.6%
(Cost: $ 569,289,977 ) ................................ 566,762,165
a
Preferred Stocks
Italy  —  0 .1%
Telecom Italia SpA , Preference Shares , NVS ...... 967,115 798,725
a
Total Preferred Stocks — 0.1%
(Cost: $ 632,732 ) ................................... 798,725

Schedule of Investments
(continued)
March 31, 2026
iShares
®
Global Comm Services ETF
(Percentages shown are based on Net Assets)
4
2026
iShares Annual Financial Statements and Additional Information
Derivative Financial Instruments Outstanding as of Period End
Security Shares Value
a
Rights
Italy  —  0 .0%
Telecom Italia SpA (Expires 04/01/26 )
(a)
.......... 2,424,458 $ 51
a
Total Rights — 0.0%
(Cost: $ – ) ........................................ 51
a
Total Long-Term Investments — 99.7%
(Cost: $ 569,922,709 ) ................................ 567,560,941
a
Short-Term Securities
Money Market Funds  —  0 .5%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.77%
(d) (e) (f)
...................... 2,434,352 2,434,838
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.62%
(d) (e)
............................ 224,714 224,714
a
Total Short-Term Securities — 0.5%
(Cost: $ 2,659,552 ) .................................. 2,659,552
Security Value
Total Investments —   100 .2%
(Cost: $ 572,582,261 ) ................................ $ 570,220,493
Liabilities in Excess of Other Assets — ( 0 .2 ) % ............... (1,418,603)
Net Assets — 100.0% ................................. $ 568,801,890
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
All or a portion of this security is on loan.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended March 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/26
  Shares Held
at 03/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 868,430 $ 1,565,699
(a)
$ — $ 709 $ — $ 2,434,838 2,434,352 $ 111,425
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 380,000 — (155,286)
(a)
— — 224,714 224,714 37,060 —
$ — $ 709 $ —
$ 2,659,552
$ 148,485 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Mini TOPIX Index ..................................................................... 8 06/11/26 $ 182 $ 2,778
E-Mini S&P Comm Services Select Sector Index ................................................ 7 06/18/26 1,022 5,651
Euro STOXX 50 Index ................................................................. 2 06/19/26 127 (1,859)
$ 6,570

iShares
®
Global Comm Services ETF
Schedule of Investments
(continued)
March 31, 2026
5
Schedule of Investments
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended March 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 8,429 $ — $ — $ — $ 8,429
Liabilities — Derivative Financial Instruments
Futures contracts – –
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 1,859 $ — $ — $ — $ 1,859
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts .................................. $ — $ — $ 215,273 $ — $ — $ — $ 215,273
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts .................................. $ — $ — $ 8,415 $ — $ — $ — $ 8,415
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 1,962,364
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 399,425,708 $ 167,336,457 $ — $ 566,762,165
Preferred Stocks ......................................... — 798,725 — 798,725
Rights ................................................ — 51 — 51
Short-Term Securities
Money Market Funds ...................................... 2,659,552 — — 2,659,552
$ 402,085,260 $ 168,135,233 $ — $ 570,220,493
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 8,429 $ — $ — $ 8,429
Liabilities
Equity Contracts ........................................... (1,859) — — (1,859)
$ 6,570 $ — $ — $ 6,570
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
March 31, 2026
iShares
®
Global Consumer Discretionary ETF
(Percentages shown are based on Net Assets)
6
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Common Stocks
Australia  —  1 .5%
Aristocrat Leisure Ltd. ...................... 24,691 $ 784,810
JB Hi-Fi Ltd. ............................ 4,406 222,939
Lottery Corp. Ltd. (The) ..................... 89,693 334,963
Wesfarmers Ltd. ......................... 45,749 2,335,759
3,678,471
a
Canada  —  1 .4%
Canadian Tire Corp. Ltd. , Class A , NVS .......... 1,991 267,757
Dollarama, Inc. .......................... 10,998 1,349,787
Gildan Activewear, Inc. ..................... 7,462 415,557
Magna International, Inc. .................... 10,564 589,977
Restaurant Brands International, Inc. ............ 13,945 1,031,916
3,654,994
a
Chile  —  0 .1%
Empresas Copec SA ...................... 14,484 100,284
Falabella SA ............................ 33,363 204,228
304,512
a
China  —  7 .4%
Alibaba Group Holding Ltd. .................. 695,300 10,898,469
BYD Co. Ltd. , Class H ..................... 148,400 2,028,825
JD.com, Inc. , Class A ...................... 115,450 1,701,791
Meituan , Class B
(a) (b)
....................... 222,900 2,432,339
Pop Mart International Group Ltd.
(b) (c)
............ 27,000 502,290
Trip.com Group Ltd.
(a)
...................... 24,500 1,210,759
18,774,473
a
Denmark  —  0 .1%
Pandora A.S. ........................... 3,184 227,573
a
France  —  4 .3%
Accor SA .............................. 8,229 394,689
Cie Generale des Etablissements Michelin SCA .... 27,709 949,279
Hermes International SCA ................... 1,404 2,659,669
Kering SA .............................. 2,835 860,886
LVMH Moet Hennessy Louis Vuitton SE .......... 10,228 5,591,129
Renault SA ............................. 7,382 253,084
Sodexo SA
(c)
............................ 3,337 171,295
10,880,031
a
Germany  —  1 .9%
adidas AG ............................. 7,254 1,174,109
Bayerische Motoren Werke AG ............... 10,628 983,161
Continental AG .......................... 4,352 303,801
Delivery Hero SE , Class A
(a) (b)
................. 9,045 168,066
Mercedes-Benz Group AG ................... 29,102 1,788,693
Volkswagen AG .......................... 1,170 122,371
Zalando SE
(a) (b)
.......................... 8,836 215,870
4,756,071
a
Italy  —  1 .1%
Ferrari N.V. ............................. 4,923 1,670,393
Moncler SpA ............................ 8,970 540,070
Stellantis N.V. ........................... 81,693 590,443
2,800,906
a
Japan  —  12 .7%
Aisin Corp. ............................. 22,600 318,391
Asics Corp. ............................. 29,600 795,799
Bandai Namco Holdings, Inc. ................. 26,200 646,364
Bridgestone Corp. ........................ 47,300 985,649
Denso Corp. ............................ 78,600 985,493
Fast Retailing Co. Ltd. ..................... 8,500 3,358,402
Security Shares Value
a
Japan (continued)
Honda Motor Co. Ltd. ...................... 163,829 $ 1,325,961
Isuzu Motors Ltd. ......................... 21,600 311,057
Nissan Motor Co. Ltd.
(a) (c)
.................... 95,400 206,767
Nitori Holdings Co. Ltd. ..................... 17,500 278,031
Oriental Land Co. Ltd. ..................... 48,600 827,162
Pan Pacific International Holdings Corp. ......... 107,600 656,387
Panasonic Holdings Corp. ................... 98,900 1,658,687
Rakuten Group, Inc.
(a)
...................... 61,200 286,082
Sekisui House Ltd. ........................ 26,700 598,268
Shimano, Inc. ........................... 3,200 334,089
Sony Group Corp. ........................ 247,800 5,164,826
Subaru Corp. ........................... 22,788 367,146
Sumitomo Electric Industries Ltd. .............. 32,000 1,818,242
Suzuki Motor Corp. ....................... 79,200 965,347
Toyota Motor Corp. ....................... 477,400 9,923,873
Yamaha Motor Co. Ltd. ..................... 41,039 296,482
32,108,505
a
Netherlands  —  1 .0%
Prosus N.V. , Class N
(a)
..................... 53,685 2,485,376
a
South Korea  —  1 .0%
Hyundai Motor Co. ........................ 5,446 1,677,697
Kia Corp. .............................. 9,754 963,022
2,640,719
a
Spain  —  1 .5%
Amadeus IT Group SA ..................... 18,154 1,038,059
Industria de Diseno Textil SA ................. 45,214 2,631,853
3,669,912
a
Sweden  —  0 .3%
Evolution AB
(b)
........................... 5,850 367,663
H & M Hennes & Mauritz AB , Class B ........... 19,320 361,455
729,118
a
Switzerland  —  1 .7%
Cie Financiere Richemont SA , Class A, Registered .. 21,663 3,824,949
Swatch Group AG (The) , Bearer ............... 1,166 257,408
Swatch Group AG (The) , Registered ............ 2,015 89,280
4,171,637
a
United Kingdom  —  2 .2%
Barratt Redrow PLC ....................... 57,327 199,388
Berkeley Group Holdings PLC ................ 3,811 174,578
Burberry Group PLC
(a)
..................... 14,280 208,947
Compass Group PLC ...................... 68,523 1,911,854
Entain PLC ............................. 25,775 193,632
InterContinental Hotels Group PLC ............. 6,111 805,887
Kingfisher PLC .......................... 68,375 259,985
Next PLC .............................. 4,638 783,584
Pearson PLC ........................... 25,494 336,110
Persimmon PLC ......................... 12,764 182,211
Taylor Wimpey PLC ....................... 147,266 174,911
Whitbread PLC .......................... 6,779 208,422
5,439,509
a
United States  —  60 .7%
Airbnb, Inc. , Class A
(a)
...................... 17,069 2,155,473
Amazon.com, Inc.
(a)
....................... 179,294 37,341,561
Aptiv PLC
(a)
............................. 8,573 595,309
AutoZone, Inc.
(a)
......................... 668 2,256,357
Best Buy Co., Inc. ........................ 7,853 504,163
Booking Holdings, Inc. ..................... 1,299 5,469,206
Carnival Corp. ........................... 46,062 1,192,085
Carvana Co. , Class A
(a)
..................... 5,699 1,791,652

iShares
®
Global Consumer Discretionary ETF
Schedule of Investments
(continued)
March 31, 2026
(Percentages shown are based on Net Assets)
7
Schedule of Investments
Security Shares Value
a
United States (continued)
Chipotle Mexican Grill, Inc. , Class A
(a)
........... 52,485 $ 1,680,045
Darden Restaurants, Inc. ................... 4,640 909,626
Deckers Outdoor Corp.
(a)
.................... 5,720 572,515
Domino's Pizza, Inc. ....................... 1,253 449,564
DoorDash, Inc. , Class A
(a)
................... 15,064 2,261,860
DR Horton, Inc. .......................... 10,857 1,489,798
eBay, Inc. .............................. 18,215 1,657,929
Expedia Group, Inc. ....................... 4,715 1,088,646
Ford Motor Co. .......................... 157,912 1,822,305
Garmin Ltd. ............................. 6,588 1,528,482
General Motors Co. ....................... 36,428 2,713,886
Genuine Parts Co. ........................ 5,606 592,835
Hasbro, Inc. ............................ 5,372 502,819
Hilton Worldwide Holdings, Inc. ............... 9,240 2,809,699
Home Depot, Inc. (The) .................... 33,735 11,095,104
Las Vegas Sands Corp. .................... 12,184 656,474
Lennar Corp. , Class A ...................... 8,695 755,074
Light & Wonder, Inc.
(a)
...................... 3,236 271,622
Lowe's Companies, Inc. .................... 22,605 5,341,109
Lululemon Athletica, Inc.
(a)
................... 4,302 658,636
Marriott International, Inc. , Class A ............. 8,863 2,898,821
McDonald's Corp. ........................ 28,698 8,919,051
MGM Resorts International
(a)
................. 7,732 286,161
NIKE, Inc. , Class B ....................... 48,014 2,536,100
Norwegian Cruise Line Holdings Ltd.
(a)
........... 18,346 343,070
NVR, Inc.
(a)
............................. 113 744,651
O'Reilly Automotive, Inc.
(a)
................... 33,927 3,131,801
Pool Corp. ............................. 1,321 267,278
PulteGroup, Inc. ......................... 7,743 910,654
Ralph Lauren Corp. , Class A ................. 1,558 535,936
Ross Stores, Inc. ......................... 13,034 2,823,555
Royal Caribbean Cruises Ltd. ................ 10,139 2,790,050
Starbucks Corp. .......................... 45,911 4,113,167
Tapestry, Inc. ............................ 8,159 1,151,317
Tesla, Inc.
(a)
............................. 51,619 19,189,363
TJX Companies, Inc. (The) .................. 44,749 7,146,415
Tractor Supply Co. ........................ 21,293 964,573
Ulta Beauty, Inc.
(a)
........................ 1,788 934,605
Williams-Sonoma, Inc. ..................... 4,811 877,190
Wynn Resorts Ltd. ........................ 3,402 345,473
Yum! Brands, Inc. ........................ 11,189 1,739,666
152,812,731
a
Total Common Stocks — 98.9%
(Cost: $ 288,552,569 ) ................................ 249,134,538
Security Shares Value
a
Preferred Stocks
Germany  —  0 .6%
Bayerische Motoren Werke AG , Preference Shares ,
NVS ................................ 2,285 $ 210,339
Dr Ing hc F Porsche AG , Preference Shares , NVS
(c)
.. 4,323 196,931
Porsche Automobil Holding SE , Preference Shares ,
NVS ................................ 6,155 225,379
Volkswagen AG , Preference Shares , NVS ........ 8,310 850,051
1,482,700
a
South Korea  —  0 .1%
Hyundai Motor Co. , Series 1, Preference Shares , NVS 856 133,941
Hyundai Motor Co. , Series 2, Preference Shares , NVS 1,311 207,547
341,488
Total Preferred Stocks — 0.7%
(Cost: $ 2,919,031 ) .................................. 1,824,188
a
Total Long-Term Investments — 99.6%
(Cost: $ 291,471,600 ) ................................ 250,958,726
a
Short-Term Securities
Money Market Funds  —  0 .5%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.77%
(d) (e) (f)
...................... 994,674 994,873
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.62%
(d) (e)
............................ 293,588 293,588
a
Total Short-Term Securities — 0.5%
(Cost: $ 1,288,461 ) .................................. 1,288,461
Total Investments —  100.1%
(Cost: $ 292,760,061 ) ................................ 252,247,187
Liabilities in Excess of Other Assets — ( 0 .1 ) % ............... (334,359)
Net Assets — 100.0% ................................. $ 251,912,828
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
All or a portion of this security is on loan.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(continued)
March 31, 2026
iShares
®
Global Consumer Discretionary ETF
8
2026
iShares Annual Financial Statements and Additional Information
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended March 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended March 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/26
  Shares Held
at 03/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ — $ 993,254
(a)
$ — $ 1,619 $ — $ 994,873 994,674 $ 7,997
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 550,000 — (256,412)
(a)
— — 293,588 293,588 14,632 —
$ — $ 1,619 $ —
$ 1,288,461
$ 22,629 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
TOPIX Index ........................................................................ 1 06/11/26 $ 228 $ 4,210
E-Mini Consumer Discretionary Select Sector Index .............................................. 2 06/18/26 444 (13,364)
Euro STOXX 50 Index ................................................................. 3 06/19/26 191 (5,992)
$ (15,146)
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 4,210 $ — $ — $ — $ 4,210
Liabilities — Derivative Financial Instruments
Futures contracts – –
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 19,356 $ — $ — $ — $ 19,356
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts ................................. $ — $ — $ 68,706 $ — $ — $ — $ 68,706
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts ................................. $ — $ — $ (4,731) $ — $ — $ — $ (4,731)

iShares
®
Global Consumer Discretionary ETF
Schedule of Investments
(continued)
March 31, 2026
9
Schedule of Investments
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 857,321
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 156,400,330 $ 92,734,208 $ — $ 249,134,538
Preferred Stocks ......................................... — 1,824,188 — 1,824,188
Short-Term Securities
Money Market Funds ...................................... 1,288,461 — — 1,288,461
$ 157,688,791 $ 94,558,396 $ — $ 252,247,187
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 4,210 $ — $ — $ 4,210
Liabilities
Equity Contracts ........................................... (19,356) — — (19,356)
$ (15,146) $ — $ — $ (15,146)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
March 31, 2026
iShares
®
Global Consumer Staples ETF
(Percentages shown are based on Net Assets)
10
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Common Stocks
Australia  —  1 .4%
Coles Group Ltd. ......................... 356,435 $ 5,405,251
Woolworths Group Ltd. ..................... 324,423 8,192,409
13,597,660
a
Belgium  —  1 .9%
Anheuser-Busch InBev SA/N.V. ............... 262,508 18,161,897
a
Brazil  —  0 .3%
Ambev SA , ADR ......................... 1,130,181 3,300,129
a
Canada  —  2 .7%
Alimentation Couche-Tard, Inc. ................ 197,941 11,219,645
George Weston Ltd. ....................... 41,322 2,919,363
Loblaw Companies Ltd. .................... 149,386 6,810,481
Metro, Inc. , Class A ....................... 51,397 3,516,617
Saputo, Inc. ............................ 64,589 2,017,855
26,483,961
a
Chile  —  0 .1%
Cencosud SA ........................... 327,870 895,124
a
Denmark  —  0 .3%
Carlsberg A.S. , Class B .................... 23,914 2,970,941
a
Finland  —  0 .2%
Kesko OYJ , Class B ....................... 72,536 1,610,905
a
France  —  4 .6%
Carrefour SA ............................ 148,613 2,751,696
Danone SA ............................. 171,230 13,682,501
L'Oreal SA ............................. 60,955 24,887,349
Pernod Ricard SA ........................ 52,926 3,935,676
45,257,222
a
Germany  —  0 .4%
Beiersdorf AG ........................... 24,074 2,163,948
Henkel AG & Co. KGaA .................... 25,528 1,833,687
3,997,635
a
Ireland  —  0 .3%
Kerry Group PLC , Class A ................... 42,642 3,395,145
a
Japan  —  6 .0%
Aeon Co. Ltd. ........................... 739,151 8,837,244
Ajinomoto Co., Inc. ........................ 238,900 6,753,999
Asahi Group Holdings Ltd. ................... 403,894 4,032,731
Japan Tobacco, Inc. ....................... 292,100 11,206,086
Kao Corp. .............................. 120,500 4,690,772
Kikkoman Corp. .......................... 257,400 2,336,873
Kirin Holdings Co. Ltd. ..................... 215,996 3,435,673
MEIJI Holdings Co. Ltd. .................... 70,400 1,716,892
Nissin Foods Holdings Co. Ltd. ............... 59,800 1,134,986
Seven & i Holdings Co. Ltd. .................. 636,311 8,558,154
Shiseido Co. Ltd. ......................... 106,200 2,169,690
Unicharm Corp. .......................... 341,200 2,000,483
Yakult Honsha Co. Ltd. ..................... 77,540 1,297,500
58,171,083
a
Mexico  —  1 .2%
Arca Continental SAB de CV ................. 130,740 1,507,927
Fomento Economico Mexicano SAB de CV ....... 449,510 4,963,094
Grupo Bimbo SAB de CV , Series A ............. 365,778 1,226,539
Wal-Mart de Mexico SAB de CV ............... 1,285,851 4,175,446
11,873,006
a
Security Shares Value
a
Netherlands  —  2 .1%
Heineken Holding N.V. ..................... 29,832 $ 2,123,032
Heineken N.V. ........................... 73,425 5,647,728
Koninklijke Ahold Delhaize N.V. ............... 236,675 11,021,767
Magnum Ice Cream Co. N.V. (The)
(a)
............ 130,079 1,910,972
20,703,499
a
Norway  —  0 .5%
Mowi ASA .............................. 119,028 2,707,148
Orkla ASA .............................. 201,115 2,530,957
5,238,105
a
Portugal  —  0 .2%
Jeronimo Martins SGPS SA .................. 73,533 1,758,272
a
Sweden  —  0 .4%
Essity AB , Class B ........................ 157,044 4,047,464
a
Switzerland  —  5 .4%
Barry Callebaut AG , Registered ............... 933 1,640,769
Chocoladefabriken Lindt & Spruengli AG , Participation
Certificates , NVS ....................... 262 3,678,999
Chocoladefabriken Lindt & Spruengli AG , Registered . 29 4,150,817
Nestle SA , Registered ..................... 440,411 43,200,357
52,670,942
a
United Kingdom  —  11 .6%
Associated British Foods PLC ................ 75,397 1,887,365
British American Tobacco PLC ................ 525,813 30,528,073
Coca-Cola HBC AG , Class DI
(a)
............... 52,133 2,936,611
Diageo PLC ............................ 591,280 10,996,161
Imperial Brands PLC ...................... 198,628 8,053,929
J Sainsbury PLC ......................... 444,854 1,996,062
Marks & Spencer Group PLC ................. 546,339 2,461,651
Reckitt Benckiser Group PLC ................. 171,228 11,513,429
Tesco PLC ............................. 1,695,729 10,657,706
Unilever PLC ........................... 579,131 31,793,931
112,824,918
a
United States  —  59 .3%
Altria Group, Inc. ......................... 445,808 29,418,870
Archer-Daniels-Midland Co. .................. 127,626 9,277,134
Brown-Forman Corp. , Class B , NVS ............ 46,233 1,222,400
Bunge Global SA ......................... 35,946 4,572,331
Campbell's Company (The) .................. 50,502 1,124,679
Church & Dwight Co., Inc. ................... 62,859 5,866,002
Clorox Co. (The) ......................... 32,110 3,327,559
Coca-Cola Co. (The) ...................... 578,041 43,960,018
Colgate-Palmolive Co. ..................... 214,069 18,245,101
Conagra Brands, Inc. ...................... 127,042 1,997,100
Constellation Brands, Inc. , Class A ............. 37,297 5,594,550
Costco Wholesale Corp. .................... 74,427 74,161,296
Dollar General Corp. ...................... 58,457 6,940,600
Dollar Tree, Inc.
(a)
......................... 49,113 5,378,365
Estee Lauder Companies, Inc. (The) , Class A ...... 65,654 4,711,988
General Mills, Inc. ........................ 141,704 5,274,223
Hershey Co. (The) ........................ 39,350 8,180,471
Hormel Foods Corp. ....................... 77,429 1,753,767
J M Smucker Co. (The) ..................... 28,335 2,732,627
Kenvue, Inc. ............................ 508,840 8,772,402
Keurig Dr Pepper, Inc. ..................... 360,802 9,499,917
Kimberly-Clark Corp. ...................... 88,148 8,503,638
Kraft Heinz Co. (The) ...................... 226,346 5,090,521
Kroger Co. (The) ......................... 154,138 11,153,426
McCormick & Co., Inc. , NVS ................. 67,345 3,396,882
Molson Coors Beverage Co. , Class B ........... 44,962 1,936,064

iShares
®
Global Consumer Staples ETF
Schedule of Investments
(continued)
March 31, 2026
(Percentages shown are based on Net Assets)
11
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Security Shares Value
a
United States (continued)
Mondelez International, Inc. , Class A ............ 340,422 $ 19,621,924
Monster Beverage Corp.
(a)
................... 189,412 13,724,793
PepsiCo, Inc. ........................... 280,195 43,511,481
Philip Morris International, Inc. ................ 268,960 44,469,846
Procter & Gamble Co. (The) ................. 389,688 56,286,535
Sysco Corp. ............................ 127,190 9,072,463
Target Corp. ............................ 120,252 14,574,542
Tyson Foods, Inc. , Class A .................. 74,910 4,799,484
Walmart, Inc. ............................ 735,040 91,350,771
579,503,770
a
Total Common Stocks — 98.9%
(Cost: $ 958,108,162 ) ................................ 966,461,678
a
Preferred Stocks
Germany  —  0 .4%
Henkel AG & Co. KGaA , Preference Shares , NVS ... 43,056 3,326,040
a
Total Preferred Stocks — 0.4%
(Cost: $ 4,046,002 ) .................................. 3,326,040
a
Total Long-Term Investments — 99.3%
(Cost: $ 962,154,164 ) ................................ 969,787,718
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  0 .2%
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.62%
(b) (c)
............................ 1,896,634 $ 1,896,634
a
Total Short-Term Securities — 0.2%
(Cost: $ 1,896,634 ) .................................. 1,896,634
Total Investments —  99.5%
(Cost: $ 964,050,798 ) ................................ 971,684,352
Other Assets Less Liabilities — 0 .5% ...................... 5,339,866
Net Assets — 100.0% ................................. $ 977,024,218
(a)
Non-income producing security.
(b)
Affiliate of the Fund.
(c)
Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended March 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/26
  Shares Held
at 03/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares
(a)
$ 1,033,369 $ — $ (1,025,360)
(b)
$ (8,009) $ — $ — — $ 1,243
(c)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 1,670,000 226,634
(b)
— — — 1,896,634 1,896,634 65,496 —
$ — $ (8,009) $ —
$ 1,896,634
$ 66,739 $ —
(a)
As of period end, the entity is no longer held.
(b)
Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Consumer Staples Select Sector Index ................................................. 63 06/18/26 $ 5,242 $ (119,020)
Euro STOXX 50 Index ................................................................. 3 06/19/26 191 (4,453)
FTSE 100 Index ..................................................................... 9 06/19/26 1,220 (9,563)
$ (133,036)

Schedule of Investments
(continued)
March 31, 2026
iShares
®
Global Consumer Staples ETF
12
2026
iShares Annual Financial Statements and Additional Information
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended March 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts – –
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 133,036 $ — $ — $ — $ 133,036
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts ................................. $ — $ — $ 410,195 $ — $ — $ — $ 410,195
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts ................................. $ — $ — $ (196,476) $ — $ — $ — $ (196,476)
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 5,046,169
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 646,646,987 $ 319,814,691 $ — $ 966,461,678
Preferred Stocks ......................................... — 3,326,040 — 3,326,040
Short-Term Securities
Money Market Funds ...................................... 1,896,634 — — 1,896,634
$ 648,543,621 $ 323,140,731 $ — $ 971,684,352
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (133,036) $ — $ — $ (133,036)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

iShares
®
Global Energy ETF
Schedule of Investments
March 31, 2026
(Percentages shown are based on Net Assets)
13
Schedule of Investments
Security Shares Value
a
Common Stocks
Australia  —  1 .7%
Santos Ltd. ............................. 2,523,949 $ 13,814,948
Woodside Energy Group Ltd. ................. 1,482,517 35,191,285
49,006,233
a
Austria  —  0 .3%
OMV AG .............................. 112,238 8,211,337
a
Brazil  —  1 .0%
Petroleo Brasileiro SA - Petrobras , ADR .......... 1,446,024 30,004,998
a
Canada  —  13 .6%
Cameco Corp. ........................... 338,472 36,808,313
Canadian Natural Resources Ltd. .............. 1,620,239 79,037,753
Cenovus Energy, Inc. ...................... 1,052,421 27,931,409
Enbridge, Inc. ........................... 1,697,857 92,038,960
Imperial Oil Ltd. .......................... 116,550 15,266,031
Pembina Pipeline Corp. .................... 451,615 20,215,704
Suncor Energy, Inc. ....................... 926,766 61,298,066
TC Energy Corp. ......................... 810,578 50,757,997
Tourmaline Oil Corp.
(a)
..................... 286,994 13,735,936
397,090,169
a
China  —  0 .8%
PetroChina Co. Ltd. , Class H ................. 16,376,000 22,465,583
a
Colombia  —  0 .1%
Ecopetrol SA , ADR ........................ 194,378 2,913,726
a
Finland  —  0 .4%
Neste OYJ ............................. 334,684 10,876,412
a
France  —  5 .0%
TotalEnergies SE ......................... 1,579,770 144,981,980
a
Italy  —  1 .8%
Eni SpA ............................... 1,614,119 45,895,508
Tenaris SA ............................. 256,759 7,505,660
53,401,168
a
Japan  —  1 .4%
ENEOS Holdings, Inc. ..................... 2,106,120 18,976,409
Inpex Corp. ............................. 715,200 21,155,240
40,131,649
a
Norway  —  1 .2%
Aker BP ASA ............................ 235,642 8,711,431
Equinor ASA ............................ 655,754 27,937,989
36,649,420
a
Portugal  —  0 .3%
Galp Energia SGPS SA , Class B .............. 325,712 7,809,785
a
Spain  —  0 .8%
Repsol SA ............................. 859,477 24,192,961
a
United Kingdom  —  10 .4%
BP PLC ............................... 12,221,941 95,658,742
DCC PLC .............................. 67,550 4,183,851
Shell PLC .............................. 4,418,127 204,625,810
304,468,403
a
Security Shares Value
a
United States  —  59 .8%
APA Corp. ............................. 275,520 $ 11,693,069
Baker Hughes Co. , Class A .................. 768,018 46,887,499
Chevron Corp. ........................... 1,458,730 301,811,237
ConocoPhillips .......................... 953,411 125,850,252
Coterra Energy, Inc. ....................... 591,795 20,795,676
Devon Energy Corp. ....................... 483,947 24,352,213
Diamondback Energy, Inc. ................... 150,801 29,826,930
EOG Resources, Inc. ...................... 422,462 61,075,331
EQT Corp. ............................. 485,036 30,867,691
Expand Energy Corp. ...................... 185,076 20,317,643
Exxon Mobil Corp. ........................ 3,252,063 551,745,009
Halliburton Co. .......................... 652,519 25,441,716
Kinder Morgan, Inc. ....................... 1,525,026 51,134,122
Marathon Petroleum Corp. .................. 229,349 56,002,439
Occidental Petroleum Corp. .................. 558,947 36,331,555
ONEOK, Inc. ............................ 490,263 44,314,873
Phillips 66 .............................. 313,757 57,160,250
SLB Ltd. ............................... 1,164,332 59,835,021
Targa Resources Corp. ..................... 167,272 41,940,109
Texas Pacific Land Corp. .................... 44,997 21,353,776
Valero Energy Corp. ....................... 237,037 58,567,102
Williams Companies, Inc. (The) ............... 950,721 69,193,474
1,746,496,987
a
Total Common Stocks — 98.6%
(Cost: $ 2,336,212,822 ) ............................... 2,878,700,811
a
Preferred Stocks
Brazil  —  1 .1%
Petroleo Brasileiro SA - Petrobras , Preference Shares ,
ADR ................................ 1,714,291 32,142,956
a
Total Preferred Stocks — 1.1%
(Cost: $ 29,620,463 ) ................................. 32,142,956
a
Total Long-Term Investments — 99.7%
(Cost: $ 2,365,833,285 ) ............................... 2,910,843,767
a
Short-Term Securities
Money Market Funds  —  0 .5%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.77%
(b) (c) (d)
...................... 12,662,693 12,665,226
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.62%
(b) (c)
............................ 3,938,370 3,938,370
a
Total Short-Term Securities — 0.5%
(Cost: $ 16,604,768 ) ................................. 16,603,596
Total Investments —  100.2%
(Cost: $ 2,382,438,053 ) ............................... 2,927,447,363
Liabilities in Excess of Other Assets — ( 0 .2 ) % ............... (6,982,727)
Net Assets — 100.0% ................................. $ 2,920,464,636
(a)
All or a portion of this security is on loan.
(b)
Affiliate of the Fund.
(c)
Annualized 7-day yield as of period end.
(d)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(continued)
March 31, 2026
iShares
®
Global Energy ETF
14
2026
iShares Annual Financial Statements and Additional Information
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended March 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended March 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/26
  Shares Held
at 03/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 799,200 $ 11,868,144
(a)
$ — $ (946) $ (1,172) $ 12,665,226 12,662,693 $ 128,491
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. 2,890,000 1,048,370
(a)
— — — 3,938,370 3,938,370 103,757 —
$ — $ (946) $ (1,172)
$ 16,603,596
$ 232,248 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Energy Select Sector Index ......................................................... 60 06/18/26 $ 7,760 $ 427,843
FTSE 100 Index ..................................................................... 9 06/19/26 1,220 (7,333)
$ 420,510
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 427,843 $ — $ — $ — $ 427,843
Liabilities — Derivative Financial Instruments
Futures contracts – –
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 7,333 $ — $ — $ — $ 7,333
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts .................................. $ — $ — $ 2,165,789 $ — $ — $ — $ 2,165,789
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts .................................. $ — $ — $ 287,287 $ — $ — $ — $ 287,287

iShares
®
Global Energy ETF
Schedule of Investments
(continued)
March 31, 2026
15
Schedule of Investments
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 9,164,129
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 2,176,505,880 $ 702,194,931 $ — $ 2,878,700,811
Preferred Stocks ......................................... 32,142,956 — — 32,142,956
Short-Term Securities
Money Market Funds ...................................... 16,603,596 — — 16,603,596
$ 2,225,252,432 $ 702,194,931 $ — $ 2,927,447,363
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 427,843 $ — $ — $ 427,843
Liabilities
Equity Contracts ........................................... (7,333) — — (7,333)
$ 420,510 $ — $ — $ 420,510
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
March 31, 2026
iShares
®
Global Financials ETF
(Percentages shown are based on Net Assets)
16
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Common Stocks
Australia  —  4 .2%
ANZ Group Holdings Ltd. ................... 113,966 $ 2,865,703
ASX Ltd. .............................. 7,385 267,946
Commonwealth Bank of Australia .............. 63,274 7,409,813
Insurance Australia Group Ltd. ................ 89,718 454,353
Macquarie Group Ltd. ...................... 13,432 1,908,107
Medibank Pvt Ltd. ........................ 104,858 317,278
National Australia Bank Ltd. .................. 115,983 3,354,884
QBE Insurance Group Ltd. .................. 56,010 826,526
Suncorp Group Ltd. ....................... 40,926 459,299
Washington H Soul Pattinson & Co. Ltd. ......... 13,432 377,478
Westpac Banking Corp. .................... 129,130 3,568,542
21,809,929
a
Austria  —  0 .3%
BAWAG Group AG
(a) (b)
..................... 2,912 442,704
Erste Group Bank AG ...................... 11,946 1,290,470
1,733,174
a
Belgium  —  0 .4%
Ageas SA/N.V. .......................... 6,567 483,416
Groupe Bruxelles Lambert N.V. ............... 2,882 262,160
KBC Group N.V. ......................... 9,493 1,161,867
1,907,443
a
Brazil  —  0 .6%
B3 SA - Brasil Bolsa Balcao .................. 200,930 713,749
Banco do Brasil SA ....................... 109,043 484,182
NU Holdings Ltd. , Class A
(a)
.................. 143,703 2,065,012
3,262,943
a
Canada  —  7 .2%
Bank of Montreal ......................... 26,870 3,639,455
Bank of Nova Scotia (The) ................... 46,598 3,231,478
Brookfield Asset Management Ltd. , Class A ....... 14,105 627,125
Brookfield Corp. , Class A .................... 83,337 3,376,973
Canadian Imperial Bank of Commerce .......... 35,120 3,328,460
Fairfax Financial Holdings Ltd. ................ 782 1,332,464
Intact Financial Corp. ...................... 6,686 1,211,564
Manulife Financial Corp. .................... 63,703 2,194,413
National Bank of Canada ................... 14,689 1,900,774
Power Corp. of Canada .................... 19,939 959,898
Royal Bank of Canada ..................... 52,872 8,547,089
Sun Life Financial, Inc. ..................... 20,849 1,306,154
Toronto-Dominion Bank (The) ................ 63,459 5,926,672
37,582,519
a
Chile  —  0 .1%
Banco de Chile .......................... 1,756,448 318,802
Banco Santander Chile , ADR ................. 6,134 204,876
523,678
a
China  —  2 .5%
Agricultural Bank of China Ltd. , Class H .......... 1,166,000 834,045
Bank of China Ltd. , Class H .................. 3,144,000 2,007,557
Bank of Communications Co. Ltd. , Class H ....... 819,000 740,214
China Construction Bank Corp. , Class H ......... 3,730,720 4,026,244
China Merchants Bank Co. Ltd. , Class H ......... 125,500 797,455
Industrial & Commercial Bank of China Ltd. , Class H . 3,026,000 2,667,261
Ping An Insurance Group Co of China Ltd. , Class H .. 244,500 1,880,012
12,952,788
a
Colombia  —  0 .1%
Grupo Cibest SA , ADR ..................... 4,331 315,340
a
Security Shares Value
a
Denmark  —  0 .3%
Danske Bank A.S. ........................ 24,730 $ 1,218,757
Tryg A.S. .............................. 12,146 289,504
1,508,261
a
Finland  —  0 .2%
Sampo OYJ , Class A ...................... 95,117 1,011,677
a
France  —  1 .9%
AXA SA ............................... 62,446 2,869,490
BNP Paribas SA ......................... 37,489 3,571,338
Credit Agricole SA ........................ 42,410 791,555
Edenred SE ............................ 8,996 179,190
Euronext N.V.
(b)
.......................... 3,483 559,307
Societe Generale SA ...................... 25,809 1,884,493
9,855,373
a
Germany  —  3 .0%
Allianz SE , Registered ..................... 14,384 6,074,628
Commerzbank AG ........................ 37,309 1,361,006
Deutsche Bank AG , Registered ............... 72,241 2,149,898
Deutsche Boerse AG ...................... 7,154 2,095,731
Hannover Rueck SE ....................... 2,248 706,773
Muenchener Rueckversicherungs-Gesellschaft AG in
Muenchen , Registered ................... 4,941 3,120,446
15,508,482
a
Hong Kong  —  1 .3%
AIA Group Ltd. .......................... 398,600 4,428,973
Hong Kong Exchanges & Clearing Ltd. .......... 46,800 2,360,965
6,789,938
a
Ireland  —  0 .3%
AIB Group PLC .......................... 80,923 863,862
Bank of Ireland Group PLC .................. 35,858 650,580
1,514,442
a
Italy  —  2 .4%
Banca Monte dei Paschi di Siena SpA ........... 81,091 707,562
Banco BPM SpA ......................... 57,908 805,528
BPER Banca SpA ........................ 52,444 687,290
FinecoBank Banca Fineco SpA ............... 23,249 517,260
Generali ............................... 39,396 1,584,961
Intesa Sanpaolo SpA ...................... 579,452 3,504,459
Poste Italiane SpA
(b)
....................... 17,290 406,985
UniCredit SpA ........................... 58,972 4,230,875
12,444,920
a
Japan  —  6 .0%
Dai-ichi Life Holdings, Inc. ................... 138,200 1,274,479
Daiwa Securities Group, Inc. ................. 53,200 504,091
Japan Exchange Group, Inc. ................. 39,200 457,777
Japan Post Bank Co. Ltd. ................... 66,900 1,091,154
Japan Post Holdings Co. Ltd. ................. 65,500 756,293
Mitsubishi UFJ Financial Group, Inc. ............ 454,600 7,698,160
Mizuho Financial Group, Inc. ................. 93,610 3,789,684
MS&AD Insurance Group Holdings, Inc. ......... 48,900 1,276,073
Nomura Holdings, Inc. ..................... 110,700 871,656
ORIX Corp. ............................. 44,100 1,308,506
Resona Holdings, Inc. ..................... 87,800 1,001,600
Sompo Holdings, Inc. ...................... 35,500 1,381,952
Sumitomo Mitsui Financial Group, Inc. ........... 145,300 4,777,509
Sumitomo Mitsui Trust Group, Inc. ............. 26,954 858,663
T&D Holdings, Inc. ........................ 19,300 494,360
Tokio Marine Holdings, Inc. .................. 73,100 3,431,382
30,973,339
a

iShares
®
Global Financials ETF
Schedule of Investments
(continued)
March 31, 2026
(Percentages shown are based on Net Assets)
17
Schedule of Investments
Security Shares Value
a
Mexico  —  0 .2%
Grupo Financiero Banorte SAB de CV , Class O .... 91,997 $ 1,020,318
a
Netherlands  —  1 .2%
ABN AMRO Bank N.V., CVA ................. 21,776 690,317
Adyen N.V.
(a) (b)
........................... 1,185 1,186,008
Aegon Ltd. ............................. 40,236 294,255
ASR Nederland N.V. ....................... 5,995 412,737
EXOR N.V. ............................. 3,645 279,016
ING Groep N.V. .......................... 103,794 2,694,147
NN Group N.V. .......................... 10,204 796,890
6,353,370
a
Norway  —  0 .2%
DNB Bank ASA .......................... 31,910 998,420
a
Peru  —  0 .2%
Credicorp Ltd. ........................... 2,548 864,231
a
Singapore  —  1 .5%
DBS Group Holdings Ltd. ................... 76,360 3,398,029
Oversea-Chinese Banking Corp. Ltd. ........... 150,800 2,582,865
United Overseas Bank Ltd. .................. 57,000 1,631,667
7,612,561
a
South Korea  —  0 .4%
KB Financial Group, Inc. .................... 13,233 1,299,090
Shinhan Financial Group Co. Ltd. .............. 17,476 1,041,593
2,340,683
a
Spain  —  2 .5%
Banco Bilbao Vizcaya Argentaria SA ............ 215,853 4,662,330
Banco de Sabadell SA ..................... 188,835 676,462
Banco Santander SA ...................... 555,395 6,226,378
CaixaBank SA ........................... 143,169 1,716,261
13,281,431
a
Sweden  —  1 .7%
EQT AB ............................... 13,852 429,795
Industrivarden AB , Class A .................. 4,982 248,134
Industrivarden AB , Class C .................. 6,592 326,757
Investor AB , Class B ....................... 68,952 2,611,537
Nordea Bank Abp ........................ 130,141 2,232,299
Skandinaviska Enskilda Banken AB , Class A ...... 57,349 1,059,746
Svenska Handelsbanken AB , Class A ........... 58,379 769,653
Swedbank AB , Class A ..................... 33,968 1,157,749
8,835,670
a
Switzerland  —  2 .7%
Helvetia Baloise Holding AG ................. 2,907 752,361
Julius Baer Group Ltd. ..................... 7,854 577,693
Partners Group Holding AG .................. 819 882,751
Swiss Life Holding AG , Registered ............. 1,082 1,178,529
Swiss Re AG ............................ 11,195 1,880,505
UBS Group AG , Registered .................. 115,068 4,486,892
Zurich Insurance Group AG .................. 5,784 4,088,238
13,846,969
a
Taiwan  —  0 .6%
Cathay Financial Holding Co. Ltd. .............. 367,521 821,716
CTBC Financial Holding Co. Ltd. .............. 742,000 1,205,837
Fubon Financial Holding Co. Ltd. .............. 338,578 926,932
2,954,485
a
United Kingdom  —  5 .5%
3i Group PLC ........................... 38,746 1,262,771
Aberdeen Group PLC ...................... 71,435 180,967
Admiral Group PLC ....................... 9,870 412,820
Security Shares Value
a
United Kingdom (continued)
Aviva PLC ............................. 115,513 $ 927,037
Barclays PLC ........................... 523,751 2,741,043
HSBC Holdings PLC ...................... 649,385 10,664,581
ICG PLC .............................. 11,258 230,893
Legal & General Group PLC ................. 215,782 709,132
Lloyds Banking Group PLC .................. 2,234,758 2,769,837
London Stock Exchange Group PLC ............ 17,200 2,031,109
M&G PLC .............................. 84,347 306,385
NatWest Group PLC ....................... 303,039 2,244,896
Prudential PLC .......................... 96,004 1,334,754
Schroders PLC .......................... 32,299 248,688
St. James's Place PLC ..................... 19,549 308,457
Standard Chartered PLC .................... 70,838 1,476,254
Standard Life PLC ........................ 30,570 276,858
Wise PLC , Class A
(a)
....................... 27,012 325,283
28,451,765
a
United States  —  51 .3%
Aflac, Inc. .............................. 17,744 1,946,694
Allstate Corp. (The) ....................... 9,881 2,048,726
American Express Co. ..................... 20,207 6,112,213
American International Group, Inc. ............. 20,293 1,527,048
Ameriprise Financial, Inc. ................... 3,456 1,535,846
Aon PLC , Class A ........................ 8,100 2,614,518
Apollo Global Management, Inc. ............... 17,467 1,946,173
Arch Capital Group Ltd.
(a)
................... 13,576 1,303,160
Ares Management Corp. , Class A .............. 7,739 844,325
Arthur J Gallagher & Co. .................... 9,709 2,102,775
Assurant, Inc. ........................... 1,853 403,602
Bank of America Corp. ..................... 250,887 12,230,741
Bank of New York Mellon Corp. (The) ........... 26,213 3,109,648
Berkshire Hathaway, Inc. , Class B
(a)
............ 69,336 33,225,811
BlackRock, Inc.
(c)
......................... 5,459 5,249,975
Blackstone, Inc. .......................... 28,308 3,255,137
Block, Inc. , Class A
(a)
...................... 20,476 1,232,246
Brown & Brown, Inc. ....................... 11,103 724,027
Capital One Financial Corp. .................. 23,638 4,312,280
Cboe Global Markets, Inc. ................... 3,956 1,111,913
Charles Schwab Corp. (The) ................. 63,154 5,935,213
Chubb Ltd. ............................. 13,760 4,484,797
Cincinnati Financial Corp. ................... 5,866 923,015
Citigroup, Inc. ........................... 66,073 7,493,339
Citizens Financial Group, Inc. ................ 16,233 973,493
CME Group, Inc. , Class A ................... 13,637 4,027,688
Coinbase Global, Inc. , Class A
(a)
............... 8,436 1,473,010
Corpay, Inc.
(a)
........................... 2,616 761,230
Erie Indemnity Co. , Class A , NVS .............. 950 238,744
Everest Group Ltd. ........................ 1,587 518,711
FactSet Research Systems, Inc. ............... 1,399 303,569
Fidelity National Information Services, Inc. ........ 19,445 912,165
Fifth Third Bancorp ....................... 33,802 1,570,441
Fiserv, Inc.
(a)
............................ 20,285 1,131,903
Franklin Resources, Inc. .................... 11,553 272,882
Global Payments, Inc. ..................... 9,049 608,998
Globe Life, Inc. .......................... 3,019 420,154
Goldman Sachs Group, Inc. (The) ............. 11,343 9,596,065
Hartford Insurance Group, Inc. (The) ............ 10,470 1,415,858
Huntington Bancshares, Inc. ................. 76,484 1,196,975
Interactive Brokers Group, Inc. , Class A .......... 16,848 1,129,995
Intercontinental Exchange, Inc. ............... 21,478 3,378,060
Invesco Ltd. ............................ 16,531 401,538
Jack Henry & Associates, Inc. ................ 2,675 422,757
JPMorgan Chase & Co. .................... 101,943 29,987,553
KeyCorp ............................... 35,311 707,985
KKR & Co., Inc. .......................... 25,828 2,389,090

Schedule of Investments
(continued)
March 31, 2026
iShares
®
Global Financials ETF
(Percentages shown are based on Net Assets)
18
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
United States (continued)
Loews Corp. ............................ 6,435 $ 686,872
M&T Bank Corp. ......................... 5,824 1,203,937
Marsh & McLennan Companies, Inc. ............ 18,448 3,199,806
Mastercard, Inc. , Class A .................... 30,845 15,412,013
MetLife, Inc. ............................ 20,905 1,478,402
Moody's Corp. ........................... 5,796 2,528,505
Morgan Stanley .......................... 45,501 7,488,100
MSCI, Inc. , Class A ....................... 2,780 1,498,448
Nasdaq, Inc. ............................ 16,939 1,437,952
Northern Trust Corp. ....................... 7,099 990,807
PayPal Holdings, Inc. ...................... 35,178 1,591,101
PNC Financial Services Group, Inc. (The) ........ 15,274 3,178,367
Principal Financial Group, Inc. ................ 7,609 685,647
Progressive Corp. (The) .................... 22,100 4,381,104
Prudential Financial, Inc. .................... 13,180 1,287,554
Raymond James Financial, Inc. ............... 6,590 954,166
Regions Financial Corp. .................... 32,942 860,445
Robinhood Markets, Inc. , Class A
(a)
............. 29,883 2,070,892
S&P Global, Inc. ......................... 11,570 4,921,184
State Street Corp. ........................ 10,475 1,325,716
Synchrony Financial ....................... 13,144 894,055
T Rowe Price Group, Inc. ................... 8,549 770,607
Travelers Companies, Inc. (The) ............... 8,179 2,385,651
Truist Financial Corp. ...................... 47,932 2,203,434
U.S. Bancorp ........................... 58,369 3,035,772
Visa, Inc. , Class A ........................ 63,496 19,191,031
W R Berkley Corp. ........................ 11,284 747,903
Wells Fargo & Co. ........................ 116,933 9,309,036
Willis Towers Watson PLC ................... 3,639 1,057,857
266,288,450
a
Total Common Stocks — 98.8%
(Cost: $ 421,669,062 ) ................................ 512,542,599
Security Shares Value
a
Preferred Stocks
Brazil  —  0 .6%
Banco Bradesco SA , Preference Shares , ADR ..... 201,934 $ 737,059
Itau Unibanco Holding SA , Preference Shares , ADR . 205,922 1,725,627
Itausa SA , Preference Shares , NVS ............ 215,148 580,667
3,043,353
a
Total Preferred Stocks — 0.6%
(Cost: $ 2,528,689 ) .................................. 3,043,353
a
Total Long-Term Investments — 99.4%
(Cost: $ 424,197,751 ) ................................ 515,585,952
a
Short-Term Securities
Money Market Funds  —  0 .1%
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.62%
(c) (d)
............................ 565,522 565,522
a
Total Short-Term Securities — 0.1%
(Cost: $ 565,522 ) ................................... 565,522
Total Investments —  99.5%
(Cost: $ 424,763,273 ) ................................ 516,151,474
Other Assets Less Liabilities — 0 .5% ...................... 2,834,278
Net Assets — 100.0% ................................. $ 518,985,752
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended March 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/26
  Shares Held
at 03/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares
(a)
$ — $ 168
(b)
$ — $ (168) $ — $ — — $ 728
(c)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ...... 630,000 — (64,478)
(b)
— — 565,522 565,522 36,532 —
BlackRock, Inc. .. 5,282,305 1,225,720 (1,273,984) 112,409 (96,475) 5,249,975 5,459 130,553 —
$ — $ 112,241 $ (96,475)
$ 5,815,497
$ 167,813 $ —
(a)
As of period end, the entity is no longer held.
(b)
Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

iShares
®
Global Financials ETF
Schedule of Investments
(continued)
March 31, 2026
19
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended March 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Financial Select Sector Index ........................................................ 14 06/18/26 $ 2,146 $ 886
Euro STOXX 50 Index ................................................................. 8 06/19/26 508 (13,559)
FTSE 100 Index ..................................................................... 4 06/19/26 542 (932)
$ (13,605)
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 886 $ — $ — $ — $ 886
Liabilities — Derivative Financial Instruments
Futures contracts – –
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 14,491 $ — $ — $ — $ 14,491
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts .................................. $ — $ — $ 187,594 $ — $ — $ — $ 187,594
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts .................................. $ — $ — $ (34,978) $ — $ — $ — $ (34,978)
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 2,988,190
a

Schedule of Investments
(continued)
March 31, 2026
iShares
®
Global Financials ETF
20
2026
iShares Annual Financial Statements and Additional Information
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 311,613,012 $ 200,929,587 $ — $ 512,542,599
Preferred Stocks ......................................... 3,043,353 — — 3,043,353
Short-Term Securities
Money Market Funds ...................................... 565,522 — — 565,522
$ 315,221,887 $ 200,929,587 $ — $ 516,151,474
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 886 $ — $ — $ 886
Liabilities
Equity Contracts ........................................... (14,491) — — (14,491)
$ (13,605) $ — $ — $ (13,605)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

iShares
®
Global Healthcare ETF
Schedule of Investments
March 31, 2026
(Percentages shown are based on Net Assets)
21
Schedule of Investments
Security Shares Value
a
Common Stocks
Australia  —  1 .0%
Cochlear Ltd. ........................... 31,503 $ 3,706,980
CSL Ltd. ............................... 231,085 22,696,928
Pro Medicus Ltd. ......................... 26,079 2,149,351
Sigma Healthcare Ltd. ..................... 2,697,132 4,984,184
Sonic Healthcare Ltd. ...................... 235,426 3,345,117
36,882,560
a
Belgium  —  1 .1%
Argenx SE
(a)
............................ 29,484 21,397,691
UCB SA ............................... 57,457 17,311,610
38,709,301
a
Brazil  —  0 .1%
Rede D'Or Sao Luiz SA
(b)
................... 483,522 3,637,722
a
China  —  0 .3%
BeOne Medicines Ltd. , Class H
(a)
.............. 455,500 10,217,964
a
Denmark  —  1 .9%
Coloplast A.S. , Class B ..................... 56,273 3,833,254
Genmab A.S.
(a)
.......................... 31,178 8,396,902
Novo Nordisk A.S. , Class B .................. 1,516,580 55,498,433
Zealand Pharma A.S.
(a)
..................... 29,914 1,393,095
69,121,684
a
France  —  2 .5%
EssilorLuxottica SA ....................... 139,025 32,396,319
Eurofins Scientific SE ...................... 54,760 3,995,781
Sanofi SA .............................. 511,160 49,362,604
Sartorius Stedim Biotech .................... 12,899 2,512,237
88,266,941
a
Germany  —  1 .5%
Bayer AG , Registered ...................... 467,934 21,655,147
Fresenius Medical Care AG .................. 97,994 4,440,847
Fresenius SE & Co. KGaA ................... 195,627 10,152,209
Merck KGaA ............................ 61,564 7,821,937
QIAGEN N.V. ........................... 98,509 3,990,573
Siemens Healthineers AG
(b)
.................. 137,759 5,877,634
53,938,347
a
Japan  —  4 .3%
Astellas Pharma, Inc. ...................... 862,375 14,058,276
Chugai Pharmaceutical Co. Ltd. ............... 307,000 16,930,569
Daiichi Sankyo Co. Ltd. ..................... 903,900 16,171,371
Eisai Co. Ltd. ........................... 140,500 4,398,606
Hoya Corp. ............................. 161,400 27,980,360
M3, Inc. ............................... 207,200 2,126,777
Olympus Corp. .......................... 537,300 5,119,034
Ono Pharmaceutical Co. Ltd. ................. 232,700 3,734,836
Otsuka Holdings Co. Ltd. ................... 245,800 17,444,634
Shionogi & Co. Ltd. ....................... 384,800 8,512,139
Sysmex Corp. ........................... 230,400 2,009,291
Takeda Pharmaceutical Co. Ltd. ............... 762,192 28,069,905
Terumo Corp. ........................... 697,900 9,376,112
155,931,910
a
Netherlands  —  0 .3%
Koninklijke Philips N.V. ..................... 372,794 10,196,749
a
South Korea  —  0 .3%
Celltrion, Inc. ............................ 74,852 10,009,396
a
Security Shares Value
a
Spain  —  0 .0%
Grifols SA , Class A ........................ 135,343 $ 1,415,961
a
Sweden  —  0 .0%
Getinge AB , Class B ....................... 102,550 2,070,161
a
Switzerland  —  10 .1%
Alcon AG .............................. 238,015 17,991,607
Galderma Group AG ....................... 87,189 17,135,575
Lonza Group AG , Registered ................. 33,463 21,467,129
Novartis AG , Registered .................... 905,553 138,997,238
Roche Holding AG , Bearer .................. 13,830 5,730,630
Roche Holding AG , NVS .................... 334,624 133,545,374
Sandoz Group AG ........................ 209,579 16,420,700
Sonova Holding AG , Registered ............... 23,723 5,409,163
Straumann Holding AG , Registered ............. 54,122 5,662,412
362,359,828
a
United Kingdom  —  6 .3%
AstraZeneca PLC ........................ 738,724 144,450,053
GSK PLC .............................. 1,941,461 53,478,474
Haleon PLC ............................ 4,242,347 20,995,350
Smith & Nephew PLC ...................... 408,840 6,477,663
225,401,540
a
United States  —  69 .7%
Abbott Laboratories ....................... 828,249 85,036,325
AbbVie, Inc. ............................ 822,493 178,884,003
Agilent Technologies, Inc. ................... 134,721 15,355,500
Align Technology, Inc.
(a)
..................... 32,446 5,562,218
Amgen, Inc. ............................ 256,489 90,245,655
Baxter International, Inc. .................... 237,785 3,994,788
Becton Dickinson & Co. .................... 135,640 21,326,677
Biogen, Inc.
(a)
........................... 69,905 12,815,684
Bio-Techne Corp. ......................... 73,547 3,843,566
Boston Scientific Corp.
(a)
.................... 706,388 44,325,847
Bristol-Myers Squibb Co. .................... 969,994 58,830,136
Cardinal Health, Inc. ....................... 112,093 23,686,372
Cencora, Inc. ........................... 92,672 29,111,982
Centene Corp.
(a)
......................... 219,154 7,175,102
Charles River Laboratories International, Inc.
(a)
..... 24,278 4,187,955
Cigna Group (The) ........................ 125,577 33,497,665
Cooper Companies, Inc. (The)
(a)
............... 93,786 6,705,699
CVS Health Corp. ........................ 605,960 43,520,047
Danaher Corp. .......................... 299,676 56,818,570
DaVita, Inc.
(a) (c)
.......................... 16,903 2,597,822
Dexcom, Inc.
(a)
.......................... 184,259 11,571,465
Edwards Lifesciences Corp.
(a)
................ 275,810 22,086,865
Elevance Health, Inc. ...................... 104,844 30,693,081
Eli Lilly & Co. ........................... 368,784 339,196,460
GE HealthCare Technologies, Inc. ............. 217,076 15,451,470
Gilead Sciences, Inc. ...................... 590,950 82,360,701
HCA Healthcare, Inc. ...................... 74,563 35,286,194
Henry Schein, Inc.
(a)
....................... 48,391 3,566,417
Hologic, Inc.
(a)
........................... 104,317 7,885,322
Humana, Inc. ........................... 57,456 9,962,296
IDEXX Laboratories, Inc.
(a) (c)
................. 38,045 21,377,105
Incyte Corp.
(a)
........................... 79,641 7,495,811
Insulet Corp.
(a)
........................... 33,070 6,939,409
Intuitive Surgical, Inc.
(a)
..................... 169,161 77,981,529
IQVIA Holdings, Inc.
(a)
...................... 80,788 13,777,586
Johnson & Johnson ....................... 1,121,496 274,138,482
Labcorp Holdings, Inc. ..................... 39,119 10,437,340
McKesson Corp. ......................... 58,396 50,533,563
Medtronic PLC .......................... 610,631 52,911,176
Merck & Co., Inc. ......................... 1,182,205 142,207,439

Schedule of Investments
(continued)
March 31, 2026
iShares
®
Global Healthcare ETF
(Percentages shown are based on Net Assets)
22
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
United States (continued)
Mettler-Toledo International, Inc.
(a)
............. 9,856 $ 12,430,387
Moderna, Inc.
(a) (c)
......................... 165,655 8,415,274
Pfizer, Inc. ............................. 2,708,143 76,044,655
Quest Diagnostics, Inc. ..................... 52,611 10,310,704
Regeneron Pharmaceuticals, Inc. .............. 47,853 36,973,142
ResMed, Inc. ........................... 69,396 15,578,014
Revvity, Inc.
(c)
........................... 54,485 4,773,431
Solventum Corp.
(a)
........................ 69,090 4,511,577
STERIS PLC ............................ 46,732 10,333,847
Stryker Corp. ........................... 164,066 53,910,447
Thermo Fisher Scientific, Inc. ................. 178,958 87,963,226
UnitedHealth Group, Inc. .................... 431,465 116,750,114
Universal Health Services, Inc. , Class B ......... 26,523 4,746,821
Vertex Pharmaceuticals, Inc.
(a)
................ 120,996 54,029,554
Viatris, Inc. ............................. 561,482 7,585,622
Waters Corp.
(a)
.......................... 46,733 13,917,087
West Pharmaceutical Services, Inc. ............ 34,056 8,535,796
Zimmer Biomet Holdings, Inc. ................ 94,396 8,535,286
Zoetis, Inc. , Class A ....................... 201,064 23,767,775
2,502,494,083
a
Total Common Stocks — 99.4%
(Cost: $ 3,269,127,539 ) ............................... 3,570,654,147
Security Shares Value
a
Preferred Stocks
Germany  —  0 .1%
Sartorius AG , Preference Shares , NVS .......... 11,960 $ 2,992,593
a
Total Preferred Stocks — 0.1%
(Cost: $ 4,186,923 ) .................................. 2,992,593
a
Total Long-Term Investments — 99.5%
(Cost: $ 3,273,314,462 ) ............................... 3,573,646,740
a
Short-Term Securities
Money Market Funds  —  0 .4%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.77%
(d) (e) (f)
...................... 11,265,037 11,267,290
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.62%
(d) (e)
............................ 4,451,579 4,451,579
a
Total Short-Term Securities — 0.4%
(Cost: $ 15,719,235 ) ................................. 15,718,869
Total Investments —  99.9%
(Cost: $ 3,289,033,697 ) ............................... 3,589,365,609
Other Assets Less Liabilities — 0 .1% ...................... 1,909,708
Net Assets — 100.0% ................................. $ 3,591,275,317
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
All or a portion of this security is on loan.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended March 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/26
  Shares Held
at 03/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 7,962,449 $ 3,306,792
(a)
$ — $ (808) $ (1,143) $ 11,267,290 11,265,037 $ 55,912
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. 3,820,000 631,579
(a)
— — — 4,451,579 4,451,579 239,613 —
$ — $ (808) $ (1,143)
$ 15,718,869
$ 295,525 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

iShares
®
Global Healthcare ETF
Schedule of Investments
(continued)
March 31, 2026
23
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended March 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Health Care Select Sector Index ...................................................... 115 06/18/26 $ 17,140 $ (424,226)
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts – –
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 424,226 $ — $ — $ — $ 424,226
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts ................................. $ — $ — $ (513,141) $ — $ — $ — $ (513,141)
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts ................................. $ — $ — $ (525,432) $ — $ — $ — $ (525,432)
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 15,276,898
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 2,506,131,805 $ 1,064,522,342 $ — $ 3,570,654,147
Preferred Stocks ......................................... — 2,992,593 — 2,992,593
Short-Term Securities
Money Market Funds ...................................... 15,718,869 — — 15,718,869
$ 2,521,850,674 $ 1,067,514,935 $ — $ 3,589,365,609

Schedule of Investments
(continued)
March 31, 2026
iShares
®
Global Healthcare ETF
24
2026
iShares Annual Financial Statements and Additional Information
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (424,226) $ — $ — $ (424,226)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Fair Value Hierarchy as of Period End  (continued)

iShares
®
Global Industrials ETF
Schedule of Investments
March 31, 2026
(Percentages shown are based on Net Assets)
25
Schedule of Investments
Security Shares Value
a
Common Stocks
Australia  —  0 .8%
Brambles Ltd. ........................... 173,951 $ 2,730,035
Computershare Ltd. ....................... 67,673 1,334,678
Qantas Airways Ltd. ....................... 194,619 1,143,241
Transurban Group ........................ 396,384 3,866,663
9,074,617
a
Brazil  —  0 .3%
Localiza Rent a Car SA ..................... 112,331 1,018,815
WEG SA .............................. 185,092 1,822,745
2,841,560
a
Canada  —  2 .3%
CAE, Inc.
(a)
............................. 41,494 1,080,377
Canadian National Railway Co. ............... 69,442 7,147,370
Canadian Pacific Kansas City Ltd. ............. 114,247 8,990,453
Thomson Reuters Corp.
(b)
................... 17,164 1,549,214
Waste Connections, Inc. .................... 32,484 5,277,862
WSP Global, Inc. ......................... 16,953 2,638,433
26,683,709
a
Chile  —  0 .1%
Latam Airlines Group SA .................... 32,284,386 796,637
a
Denmark  —  1 .0%
AP Moller - Maersk A.S. , Class A .............. 326 798,221
AP Moller - Maersk A.S. , Class B , NVS .......... 562 1,403,808
DSV A.S. .............................. 25,091 6,059,679
Vestas Wind Systems A.S. .................. 129,540 3,908,340
12,170,048
a
Finland  —  0 .6%
Kone OYJ , Class B ....................... 49,598 3,166,372
Metso OYJ ............................. 89,393 1,549,207
Wartsila OYJ Abp ......................... 61,748 2,299,988
7,015,567
a
France  —  6 .5%
Airbus SE .............................. 78,643 14,869,257
Alstom SA
(a)
............................ 42,782 1,223,489
Bouygues SA ........................... 23,817 1,380,355
Bureau Veritas SA ........................ 44,826 1,341,705
Cie de Saint-Gobain SA .................... 58,215 4,819,877
Eiffage SA ............................. 8,980 1,377,241
Getlink SE ............................. 40,656 877,309
Legrand SA ............................ 33,373 5,184,650
Safran SA .............................. 43,123 14,111,112
Schneider Electric SE ...................... 68,859 18,755,927
Thales SA .............................. 11,452 3,358,243
Vinci SA ............................... 63,675 9,557,566
76,856,731
a
Germany  —  5 .3%
Brenntag SE
(b)
........................... 15,862 1,074,464
Daimler Truck Holding AG ................... 61,788 3,042,800
Deutsche Post AG ........................ 117,078 6,170,819
GEA Group AG .......................... 18,062 1,295,365
MTU Aero Engines AG ..................... 6,850 2,499,008
Rheinmetall AG .......................... 5,854 9,874,446
Siemens AG , Registered .................... 93,662 22,819,258
Siemens Energy AG ....................... 92,050 15,873,973
62,650,133
a
Security Shares Value
a
Hong Kong  —  0 .4%
CK Hutchison Holdings Ltd. .................. 345,020 $ 2,648,380
Techtronic Industries Co. Ltd. ................. 182,500 2,423,642
5,072,022
a
Ireland  —  0 .3%
Kingspan Group PLC ...................... 19,437 1,662,056
Ryanair Holdings PLC ..................... 67,403 1,897,519
3,559,575
a
Italy  —  0 .7%
Leonardo SpA ........................... 51,102 3,475,929
Prysmian SpA ........................... 37,700 4,452,034
7,927,963
a
Japan  —  14 .2%
AGC, Inc. .............................. 27,000 956,543
ANA Holdings, Inc. ........................ 58,800 1,053,064
Central Japan Railway Co. .................. 123,000 3,198,146
Dai Nippon Printing Co. Ltd. ................. 55,600 1,013,031
Daifuku Co. Ltd. .......................... 48,000 1,694,835
Daikin Industries Ltd. ...................... 37,300 4,474,018
East Japan Railway Co. .................... 145,500 3,327,796
FANUC Corp. ........................... 117,500 4,095,689
Fujikura Ltd. ............................ 210,000 5,775,425
Hankyu Hanshin Holdings, Inc. ................ 30,000 867,451
Hitachi Ltd. ............................. 583,000 17,102,590
IHI Corp. .............................. 137,100 2,828,784
ITOCHU Corp. .......................... 897,500 11,416,631
Japan Airlines Co. Ltd. ..................... 54,800 894,687
Kajima Corp. ............................ 57,700 2,201,176
Kawasaki Heavy Industries Ltd. ............... 107,000 2,012,364
Komatsu Ltd. ........................... 118,400 4,714,755
Kubota Corp. ........................... 127,300 2,040,007
Makita Corp. ............................ 36,300 1,193,048
Marubeni Corp. .......................... 211,300 7,729,764
Mitsubishi Corp. .......................... 512,700 17,588,668
Mitsubishi Electric Corp. .................... 268,900 8,794,934
Mitsubishi Heavy Industries Ltd. ............... 429,300 11,795,728
Mitsui & Co. Ltd. ......................... 369,800 14,293,747
Mitsui OSK Lines Ltd. ...................... 46,100 1,915,952
NIDEC CORP.
(a)
.......................... 132,600 1,683,783
Nippon Yusen KK ......................... 56,000 2,057,146
Obayashi Corp. .......................... 81,900 1,983,656
Recruit Holdings Co. Ltd. ................... 199,000 8,670,418
Secom Co. Ltd. .......................... 52,700 2,007,385
SMC Corp. ............................. 7,500 2,949,735
Sumitomo Corp. ......................... 154,000 5,762,535
Taisei Corp. ............................ 21,000 2,175,635
Tokyu Corp. ............................ 72,900 860,516
TOPPAN Holdings, Inc. ..................... 34,300 904,652
Toyota Tsusho Corp. ....................... 90,200 3,495,859
West Japan Railway Co. .................... 57,200 1,127,385
Yaskawa Electric Corp. ..................... 34,700 916,486
167,574,024
a
Mexico  —  0 .2%
Grupo Aeroportuario del Pacifico SAB de CV , ADR .. 5,159 1,273,602
Grupo Carso SAB de CV , Series A1
(b)
........... 67,216 504,861
1,778,463
a
Netherlands  —  0 .3%
IMCD N.V. ............................. 7,670 802,634
Randstad N.V. ........................... 14,357 374,716
Wolters Kluwer N.V. ....................... 29,785 2,224,588
3,401,938
a

Schedule of Investments
(continued)
March 31, 2026
iShares
®
Global Industrials ETF
(Percentages shown are based on Net Assets)
26
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Norway  —  0 .2%
Kongsberg Gruppen ASA ................... 56,076 $ 2,390,334
a
South Korea  —  0 .9%
Doosan Enerbility Co. Ltd.
(a)
.................. 57,373 3,605,203
Hanwha Aerospace Co. Ltd. ................. 4,179 3,563,461
SK Square Co. Ltd.
(a)
...................... 11,262 3,708,041
10,876,705
a
Spain  —  0 .8%
ACS Actividades de Construccion y Servicios SA ... 25,018 3,051,079
Aena SME SA
(c)
.......................... 92,886 2,739,886
Ferrovial SE ............................ 61,629 4,009,364
9,800,329
a
Sweden  —  3 .3%
AddTech AB , Class B ...................... 32,224 1,105,764
Alfa Laval AB ........................... 36,394 1,990,749
Assa Abloy AB , Class B .................... 126,208 4,562,150
Atlas Copco AB , Class A .................... 320,460 5,655,101
Atlas Copco AB , Class B .................... 200,694 3,137,301
Epiroc AB , Class A ........................ 79,315 1,952,484
Epiroc AB , Class B ........................ 50,516 1,082,131
Lifco AB , Class B ......................... 28,809 871,541
Nibe Industrier AB , Class B .................. 199,349 832,967
Saab AB , Class B ........................ 39,948 2,614,587
Sandvik AB ............................. 135,687 5,216,057
Skanska AB , Class B ...................... 45,382 1,227,543
SKF AB , Class B ......................... 43,516 1,048,994
Trelleborg AB , Class B ..................... 23,057 862,320
Volvo AB , Class B ........................ 202,208 6,648,458
38,808,147
a
Switzerland  —  2 .4%
ABB Ltd. , Registered ...................... 197,118 16,027,256
Adecco Group AG , Registered ................ 21,339 513,249
Geberit AG , Registered ..................... 3,991 2,694,044
Kuehne + Nagel International AG , Registered ...... 6,691 1,532,273
Schindler Holding AG , Participation Certificates , NVS 5,226 1,721,406
Schindler Holding AG , Registered .............. 2,588 815,097
SGS SA , Registered ....................... 20,957 2,208,637
VAT Group AG
(c)
......................... 3,429 2,139,152
27,651,114
a
United Kingdom  —  4 .2%
BAE Systems PLC ........................ 381,662 11,189,758
Bunzl PLC ............................. 41,398 1,246,305
Diploma PLC ........................... 17,293 1,380,708
Experian PLC ........................... 116,304 4,023,478
IMI PLC ............................... 31,595 1,074,830
Intertek Group PLC ....................... 19,779 962,426
Melrose Industries PLC ..................... 149,368 1,012,147
RELX PLC ............................. 230,832 7,562,599
Rentokil Initial PLC ........................ 299,258 1,857,173
Rolls-Royce Holdings PLC .................. 1,072,645 16,296,081
Smiths Group PLC ........................ 40,106 1,223,883
Spirax Group PLC ........................ 9,120 818,190
Weir Group PLC (The) ..................... 32,578 1,221,764
49,869,342
a
United States  —  54 .5%
3M Co. ................................ 67,027 9,734,331
A O Smith Corp. ......................... 14,015 924,149
Allegion PLC ............................ 10,979 1,595,139
AMETEK, Inc. ........................... 29,295 6,279,676
Automatic Data Processing, Inc. ............... 51,240 10,410,943
Axon Enterprise, Inc.
(a)
..................... 10,042 4,264,737
Security Shares Value
a
United States (continued)
Boeing Co. (The)
(a)
........................ 99,942 $ 19,891,456
Broadridge Financial Solutions, Inc. ............ 14,857 2,413,965
Builders FirstSource, Inc.
(a)
.................. 14,247 1,172,956
Carrier Global Corp. ....................... 99,986 5,630,212
Caterpillar, Inc. .......................... 59,212 41,949,334
CH Robinson Worldwide, Inc. ................ 15,214 2,526,589
Cintas Corp. ............................ 43,256 7,316,320
Comfort Systems USA, Inc. .................. 4,479 6,176,496
Copart, Inc.
(a)
........................... 113,334 3,762,689
CSX Corp. ............................. 236,645 9,714,277
Cummins, Inc. ........................... 17,583 9,460,006
Deere & Co. ............................ 32,082 18,071,791
Delta Air Lines, Inc. ....................... 82,664 5,495,503
Dover Corp. ............................ 17,163 3,577,627
Eaton Corp. PLC ......................... 49,427 17,678,555
EMCOR Group, Inc. ....................... 5,697 4,206,152
Emerson Electric Co. ...................... 71,519 9,370,419
Equifax, Inc. ............................ 15,322 2,759,033
Expeditors International of Washington, Inc. ....... 17,166 2,458,686
Fastenal Co. ............................ 146,116 6,779,782
FedEx Corp. ............................ 27,528 9,804,923
Fortive Corp. ............................ 39,813 2,200,863
GE Vernova, Inc. ......................... 34,300 29,940,470
Generac Holdings, Inc.
(a)
.................... 7,446 1,454,427
General Dynamics Corp. .................... 32,296 11,084,633
General Electric Co. ....................... 133,471 37,875,066
Honeywell International, Inc. ................. 80,795 18,262,094
Howmet Aerospace, Inc. .................... 51,023 11,758,761
Hubbell, Inc. , Class B ...................... 6,799 3,336,541
Huntington Ingalls Industries, Inc. .............. 4,969 1,887,723
IDEX Corp. ............................. 9,527 1,805,843
Illinois Tool Works, Inc. ..................... 33,375 8,687,179
Ingersoll Rand, Inc. ....................... 45,294 3,628,955
Jacobs Solutions, Inc. ...................... 14,946 1,902,327
JB Hunt Transport Services, Inc. .............. 9,397 1,991,224
Johnson Controls International PLC ............ 77,891 10,199,826
L3Harris Technologies, Inc. .................. 23,769 8,203,870
Leidos Holdings, Inc. ...................... 16,271 2,530,466
Lennox International, Inc. ................... 4,051 1,880,191
Lockheed Martin Corp. ..................... 25,766 15,572,713
Masco Corp. ............................ 25,911 1,564,247
Nordson Corp. ........................... 6,646 1,768,235
Norfolk Southern Corp. ..................... 28,579 8,202,173
Northrop Grumman Corp. ................... 16,977 11,582,388
Old Dominion Freight Line, Inc. ............... 23,537 4,599,130
Otis Worldwide Corp. ...................... 49,346 3,803,590
PACCAR, Inc. ........................... 66,862 7,722,561
Parker-Hannifin Corp. ...................... 16,062 14,379,345
Paychex, Inc. ........................... 41,113 3,787,330
Pentair PLC ............................ 20,829 1,814,414
Quanta Services, Inc. ...................... 18,976 10,418,204
Republic Services, Inc. , Class A ............... 25,607 5,608,445
Rockwell Automation, Inc. ................... 14,299 5,131,625
Rollins, Inc. ............................. 37,644 2,010,566
RTX Corp. ............................. 170,818 32,950,792
Snap-on, Inc. ........................... 6,552 2,379,817
Southwest Airlines Co. ..................... 62,524 2,349,027
Stanley Black & Decker, Inc. ................. 19,838 1,409,688
Textron, Inc. ............................ 22,040 1,929,822
Trane Technologies PLC .................... 28,166 11,737,899
TransDigm Group, Inc. ..................... 7,187 8,329,446
Uber Technologies, Inc.
(a)
................... 261,913 18,839,402
Union Pacific Corp. ....................... 75,514 18,321,207
United Airlines Holdings, Inc.
(a)
................ 41,159 3,789,509

iShares
®
Global Industrials ETF
Schedule of Investments
(continued)
March 31, 2026
(Percentages shown are based on Net Assets)
27
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Security Shares Value
a
United States (continued)
United Parcel Service, Inc. , Class B ............ 94,043 $ 9,251,950
United Rentals, Inc. ....................... 8,017 5,840,866
Veralto Corp. ............................ 31,755 2,807,777
Verisk Analytics, Inc. , Class A ................. 17,736 3,365,406
Vertiv Holdings Co. , Class A ................. 48,683 12,198,986
Waste Management, Inc. .................... 47,222 10,851,143
Westinghouse Air Brake Technologies Corp. ....... 21,700 5,423,047
WW Grainger, Inc. ........................ 5,567 6,072,539
Xylem, Inc. ............................. 30,891 3,691,474
641,560,968
a
Total Long-Term Investments — 99.3%
(Cost: $ 988,323,141 ) ................................ 1,168,359,926
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  0 .5%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.77%
(d) (e) (f)
...................... 4,064,575 $ 4,065,388
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.62%
(d) (e)
............................ 2,122,955 2,122,955
a
Total Short-Term Securities — 0.5%
(Cost: $ 6,188,343 ) .................................. 6,188,343
Total Investments —  99.8%
(Cost: $ 994,511,484 ) ................................ 1,174,548,269
Other Assets Less Liabilities — 0 .2% ...................... 2,693,816
Net Assets — 100.0% ................................. $ 1,177,242,085
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended March 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/26
  Shares Held
at 03/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 8,369,848 $ — $ (4,307,075)
(a)
$ 2,615 $ — $ 4,065,388 4,064,575 $ 11,131
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 2,050,000 72,955
(a)
— — — 2,122,955 2,122,955 87,252 —
$ — $ 2,615 $ —
$ 6,188,343
$ 98,383 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
TOPIX Index ........................................................................ 6 06/11/26 $ 1,367 $ (3,629)
E-Mini Industrial Select Sector Index ........................................................ 31 06/18/26 5,095 6,315
Euro STOXX 50 Index ................................................................. 28 06/19/26 1,778 (18,817)
$ (16,131)

Schedule of Investments
(continued)
March 31, 2026
iShares
®
Global Industrials ETF
28
2026
iShares Annual Financial Statements and Additional Information
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended March 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 6,315 $ — $ — $ — $ 6,315
Liabilities — Derivative Financial Instruments
Futures contracts – –
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 22,446 $ — $ — $ — $ 22,446
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts .................................. $ — $ — $ 631,941 $ — $ — $ — $ 631,941
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts .................................. $ — $ — $ 5,768 $ — $ — $ — $ 5,768
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 5,310,519
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 679,122,305 $ 489,237,621 $ — $ 1,168,359,926
Short-Term Securities
Money Market Funds ...................................... 6,188,343 — — 6,188,343
$ 685,310,648 $ 489,237,621 $ — $ 1,174,548,269
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 6,315 $ — $ — $ 6,315
Liabilities
Equity Contracts ........................................... (22,446) — — (22,446)
$ (16,131) $ — $ — $ (16,131)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

iShares
®
Global Materials ETF
Schedule of Investments
March 31, 2026
(Percentages shown are based on Net Assets)
29
Schedule of Investments
Security Shares Value
a
Common Stocks
Australia  —  11 .3%
BHP Group Ltd. .......................... 547,093 $ 19,795,208
BlueScope Steel Ltd. ...................... 47,244 855,146
Evolution Mining Ltd. ...................... 218,102 1,963,946
Fortescue Ltd. ........................... 178,575 2,551,765
Lynas Rare Earths Ltd.
(a)
.................... 99,745 1,354,284
Northern Star Resources Ltd. ................. 154,625 2,247,752
PLS Group Ltd.
(a)
......................... 328,637 1,203,315
Rio Tinto Ltd. ........................... 40,059 4,551,247
South32 Ltd. ............................ 484,306 1,466,482
35,989,145
a
Belgium  —  0 .1%
Syensqo SA ............................ 7,580 441,857
a
Brazil  —  1 .9%
Vale SA , Class B , ADR ..................... 386,261 6,145,413
a
Canada  —  13 .5%
Agnico Eagle Mines Ltd. .................... 53,973 10,955,615
Barrick Mining Corp. ....................... 180,470 7,375,257
CCL Industries, Inc. , Class B , NVS ............. 15,482 970,032
First Quantum Minerals Ltd.
(a)
................ 72,788 1,740,298
Franco-Nevada Corp. ...................... 20,769 5,142,608
Kinross Gold Corp. ........................ 129,317 3,953,599
Nutrien Ltd. ............................. 51,882 3,916,418
Teck Resources Ltd. , Class B ................ 48,145 2,495,331
Wheaton Precious Metals Corp. ............... 48,909 6,419,943
42,969,101
a
Chile  —  0 .4%
Sociedad Quimica y Minera de Chile SA , ADR
(a)
.... 15,380 1,244,857
a
Denmark  —  0 .7%
Novonesis Novozymes B ................... 37,005 2,198,510
a
Finland  —  0 .8%
Stora Enso OYJ , Class R ................... 66,035 775,442
UPM-Kymmene OYJ ...................... 56,853 1,779,485
2,554,927
a
France  —  4 .9%
Air Liquide SA ........................... 62,315 12,880,417
ArcelorMittal SA .......................... 45,781 2,374,271
Arkema SA ............................. 6,504 446,551
15,701,239
a
Germany  —  3 .1%
BASF SE .............................. 96,143 5,921,483
Heidelberg Materials AG .................... 13,701 2,891,411
Symrise AG , Class A ...................... 14,300 1,221,101
10,033,995
a
Japan  —  6 .0%
Asahi Kasei Corp. ........................ 147,900 1,447,124
JFE Holdings, Inc. ........................ 69,300 811,313
Mitsubishi Chemical Group Corp. .............. 146,900 858,796
Nippon Paint Holdings Co. Ltd. ................ 114,700 719,231
Nippon Steel Corp. ........................ 581,345 2,143,736
Nitto Denko Corp. ........................ 73,500 1,470,310
Shin-Etsu Chemical Co. Ltd. ................. 213,700 8,701,603
Sumitomo Metal Mining Co. Ltd. ............... 29,400 1,711,174
Toray Industries, Inc. ...................... 162,200 1,155,290
19,018,577
a
Security Shares Value
a
Mexico  —  1 .7%
Cemex SAB de CV, CPO , NVS ............... 1,626,091 $ 1,864,430
Grupo Mexico SAB de CV , Series B ............ 336,231 3,600,371
5,464,801
a
Netherlands  —  0 .9%
Akzo Nobel N.V. ......................... 18,424 1,059,109
DSM-Firmenich AG ....................... 26,823 1,918,490
2,977,599
a
Norway  —  0 .8%
Norsk Hydro ASA ......................... 140,662 1,499,231
Yara International ASA ..................... 17,554 1,026,108
2,525,339
a
Peru  —  0 .5%
Southern Copper Corp. ..................... 8,897 1,530,818
a
Sweden  —  0 .9%
Boliden AB
(a)
............................ 30,615 1,604,894
SSAB AB , Class B ........................ 65,060 512,875
Svenska Cellulosa AB SCA , Class B ............ 63,373 734,769
2,852,538
a
Switzerland  —  3 .4%
Givaudan SA , Registered ................... 875 2,958,813
Holcim AG
(a)
............................ 54,178 4,478,458
SIG Group AG
(a)
.......................... 36,724 550,505
Sika AG , Registered ....................... 17,290 2,861,810
10,849,586
a
United Kingdom  —  8 .9%
Anglo American PLC ...................... 126,902 5,448,612
Antofagasta PLC ......................... 37,165 1,666,645
Croda International PLC .................... 15,034 564,567
Endeavour Mining PLC ..................... 20,213 1,217,829
Glencore PLC
(a)
.......................... 1,020,749 7,731,025
Johnson Matthey PLC ..................... 18,096 457,175
Mondi PLC ............................. 47,168 533,264
Rio Tinto PLC ........................... 114,505 10,623,050
28,242,167
a
United States  —  39 .5%
Air Products and Chemicals, Inc. .............. 23,988 6,968,274
Albemarle Corp. ......................... 12,660 2,272,850
Amcor PLC ............................. 49,939 1,985,075
Avery Dennison Corp. ...................... 8,304 1,433,935
Ball Corp. .............................. 28,867 1,706,328
CF Industries Holdings, Inc. .................. 16,803 2,181,702
Corteva, Inc. ............................ 72,446 6,064,455
CRH PLC .............................. 72,203 7,589,979
Dow, Inc. .............................. 77,342 3,221,294
DuPont de Nemours, Inc. ................... 43,952 2,013,002
Ecolab, Inc. ............................ 27,462 7,305,441
Freeport-McMoRan, Inc. .................... 154,814 9,099,967
International Flavors & Fragrances, Inc. .......... 27,509 1,995,778
International Paper Co. ..................... 56,895 2,031,151
Linde PLC ............................. 50,301 24,937,224
LyondellBasell Industries N.V. , Class A .......... 27,735 2,234,332
Martin Marietta Materials, Inc. ................ 6,503 3,828,186
Mosaic Co. (The) ......................... 34,183 871,667
Newmont Corp. .......................... 117,550 12,724,787
Nucor Corp. ............................ 24,661 4,170,175
Packaging Corp. of America ................. 9,622 2,041,981
PPG Industries, Inc. ....................... 24,224 2,589,061
Sherwin-Williams Co. (The) .................. 24,838 7,961,821
Smurfit Westrock PLC ..................... 56,246 2,241,403

Schedule of Investments
(continued)
March 31, 2026
iShares
®
Global Materials ETF
(Percentages shown are based on Net Assets)
30
2026
iShares Annual Financial Statements and Additional Information
Derivative Financial Instruments Outstanding as of Period End
Security Shares Value
a
United States (continued)
Steel Dynamics, Inc. ....................... 14,822 $ 2,667,960
Vulcan Materials Co. ...................... 14,241 3,877,824
126,015,652
a
Total Common Stocks — 99.3%
(Cost: $ 303,059,787 ) ................................ 316,756,121
a
Preferred Stocks
Brazil  —  0 .1%
Gerdau SA , Preference Shares , ADR ........... 138,213 498,949
a
Total Preferred Stocks — 0.1%
(Cost: $ 977,179 ) ................................... 498,949
a
Total Long-Term Investments — 99.4%
(Cost: $ 304,036,966 ) ................................ 317,255,070
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  0 .1%
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.62%
(b) (c)
............................ 208,510 $ 208,510
a
Total Short-Term Securities — 0.1%
(Cost: $ 208,510 ) ................................... 208,510
Total Investments —  99.5%
(Cost: $ 304,245,476 ) ................................ 317,463,580
Other Assets Less Liabilities — 0 .5% ...................... 1,439,373
Net Assets — 100.0% ................................. $ 318,902,953
(a)
Non-income producing security.
(b)
Affiliate of the Fund.
(c)
Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended March 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/26
  Shares Held
at 03/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares
(a)
$ 573,105 $ — $ (573,015)
(b)
$ (118) $ 28 $ — — $ 4,426
(c)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. 320,000 — (111,490)
(b)
— — 208,510 208,510 12,041 —
$ — $ (118) $ 28
$ 208,510
$ 16,467 $ —
(a)
As of period end, the entity is no longer held.
(b)
Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P/TSX 60 Index .................................................................... 3 06/18/26 $ 823 $ (2,892)
FTSE 100 Index ..................................................................... 3 06/19/26 407 2,594
MSCI Emerging Markets Index ............................................................ 4 06/19/26 291 (9,009)
$ (9,307)

iShares
®
Global Materials ETF
Schedule of Investments
(continued)
March 31, 2026
31
Schedule of Investments
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended March 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 2,594 $ — $ — $ — $ 2,594
Liabilities — Derivative Financial Instruments
Futures contracts – –
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 11,901 $ — $ — $ — $ 11,901
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts .................................. $ — $ — $ 117,347 $ — $ — $ — $ 117,347
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts .................................. $ — $ — $ 6,966 $ — $ — $ — $ 6,966
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 930,234
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 183,370,642 $ 133,385,479 $ — $ 316,756,121
Preferred Stocks ......................................... 498,949 — — 498,949
Short-Term Securities
Money Market Funds ...................................... 208,510 — — 208,510
$ 184,078,101 $ 133,385,479 $ — $ 317,463,580
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 2,594 $ — $ — $ 2,594
Liabilities
Equity Contracts ........................................... (11,901) — — (11,901)
$ (9,307) $ — $ — $ (9,307)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
March 31, 2026
iShares
®
Global Tech ETF
(Percentages shown are based on Net Assets)
32
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Common Stocks
Australia  —  0 .1%
NEXTDC Ltd.
(a) (b)
......................... 233,888 $ 1,869,930
WiseTech Global Ltd. ...................... 77,172 2,082,144
Xero Ltd.
(b)
............................. 61,948 3,273,941
7,226,015
a
Canada  —  1 .4%
Celestica, Inc.
(b)
.......................... 41,881 11,814,350
CGI, Inc. , Class A
(a)
....................... 69,482 5,079,663
Constellation Software, Inc. .................. 7,262 12,747,992
Open Text Corp. ......................... 91,340 2,035,468
Shopify, Inc. , Class A
(b)
..................... 446,859 53,021,743
84,699,216
a
China  —  0 .4%
Xiaomi Corp. , Class B
(a) (b) (c)
.................. 6,307,865 26,055,640
a
Finland  —  0 .2%
Nokia OYJ ............................. 1,967,318 15,781,859
a
France  —  0 .3%
Capgemini SE ........................... 55,742 6,577,469
Dassault Systemes SE ..................... 239,637 4,851,271
STMicroelectronics N.V. .................... 235,818 8,064,970
19,493,710
a
Germany  —  1 .4%
Infineon Technologies AG ................... 475,975 21,593,140
SAP SE ............................... 371,639 63,357,974
84,951,114
a
Japan  —  3 .7%
Advantest Corp. .......................... 266,900 36,833,970
Canon, Inc. ............................. 329,900 9,153,848
Disco Corp. ............................. 34,000 13,857,827
FUJIFILM Holdings Corp. ................... 452,900 8,630,299
Fujitsu Ltd. ............................. 634,900 12,984,125
Ibiden Co. Ltd. ........................... 102,600 5,134,156
Keyence Corp. .......................... 71,840 25,568,368
Kyocera Corp. ........................... 512,500 7,858,440
Lasertec Corp. .......................... 28,900 6,432,373
Murata Manufacturing Co. Ltd. ................ 672,800 15,095,758
NEC Corp. ............................. 491,200 12,222,568
Nomura Research Institute Ltd. ............... 158,600 4,340,507
Obic Co. Ltd. ............................ 118,300 2,871,312
Omron Corp. ............................ 69,800 2,008,082
Renesas Electronics Corp. .................. 682,000 9,750,706
Ricoh Co. Ltd. ........................... 206,800 1,748,184
SCREEN Holdings Co. Ltd. .................. 68,600 4,086,951
TDK Corp. ............................. 708,300 9,201,006
Tokyo Electron Ltd. ....................... 171,500 42,609,334
230,387,814
a
Netherlands  —  3 .3%
ASM International N.V. ..................... 16,901 12,810,156
ASML Holding N.V. ....................... 141,471 188,121,911
BE Semiconductor Industries N.V. ............. 26,915 5,765,026
206,697,093
a
South Korea  —  5 .2%
Samsung Electronics Co. Ltd. ................ 1,812,341 211,973,747
SK hynix, Inc. ........................... 199,004 112,907,856
324,881,603
a
Security Shares Value
a
Sweden  —  0 .3%
Hexagon AB , Class B ...................... 766,172 $ 7,456,476
Telefonaktiebolaget LM Ericsson , Class B ........ 1,065,362 12,145,377
19,601,853
a
Switzerland  —  0 .1%
Logitech International SA , Registered ........... 51,570 4,789,022
Temenos AG , Registered ................... 20,180 1,768,703
6,557,725
a
Taiwan  —  6 .5%
ASE Technology Holding Co. Ltd. .............. 1,280,000 14,087,882
Delta Electronics, Inc. ...................... 702,000 31,653,422
Hon Hai Precision Industry Co. Ltd. ............. 4,429,378 27,075,742
MediaTek, Inc. ........................... 586,000 28,107,570
Quanta Computer, Inc. ..................... 1,001,000 9,007,955
Taiwan Semiconductor Manufacturing Co. Ltd. ..... 4,977,600 287,877,131
United Microelectronics Corp. ................ 4,314,000 7,733,276
405,542,978
a
United Kingdom  —  0 .2%
Halma PLC ............................. 138,371 7,061,181
Sage Group PLC (The) ..................... 346,135 3,878,579
10,939,760
a
United States  —  76 .3%
Accenture PLC , Class A .................... 224,265 44,469,507
Adobe, Inc.
(b)
............................ 149,617 36,368,900
Advanced Micro Devices, Inc.
(b)
............... 594,241 120,886,447
Akamai Technologies, Inc.
(b)
.................. 52,437 6,022,389
Amphenol Corp. , Class A ................... 448,017 56,606,948
Analog Devices, Inc. ....................... 178,092 56,658,189
Apple, Inc. ............................. 3,028,581 768,623,572
Applied Materials, Inc. ..................... 289,292 98,877,113
AppLovin Corp. , Class A
(b)
................... 98,774 39,312,052
Arista Networks, Inc.
(b)
..................... 376,360 46,209,481
Autodesk, Inc.
(b)
.......................... 77,270 18,498,438
Broadcom, Inc. .......................... 978,081 302,725,850
Cadence Design Systems, Inc.
(b)
.............. 99,210 27,567,483
CDW Corp. ............................. 47,454 5,742,883
Ciena Corp.
(b)
........................... 51,340 19,931,728
Cisco Systems, Inc. ....................... 1,440,068 111,734,876
Cognizant Technology Solutions Corp. , Class A ..... 174,308 10,693,796
Coherent Corp.
(b)
......................... 68,333 16,277,604
Corning, Inc. ............................ 284,556 38,691,079
Crowdstrike Holdings, Inc. , Class A
(b)
............ 91,884 35,872,432
Datadog, Inc. , Class A
(b)
.................... 119,648 14,124,446
Dell Technologies, Inc. , Class C ............... 108,318 17,778,233
EPAM Systems, Inc.
(a) (b)
.................... 20,135 2,726,279
F5, Inc.
(b)
.............................. 20,601 5,960,487
Fair Isaac Corp.
(b)
......................... 8,648 9,232,086
First Solar, Inc.
(b)
......................... 39,111 7,715,036
Fortinet, Inc.
(b)
........................... 230,385 18,827,062
Gartner, Inc.
(b)
........................... 25,678 4,065,855
Gen Digital, Inc. .......................... 200,881 3,782,589
GoDaddy, Inc. , Class A
(b)
.................... 49,256 4,071,994
Hewlett Packard Enterprise Co. ............... 484,316 11,531,564
HP, Inc. ............................... 334,581 6,427,301
Intel Corp.
(b)
............................ 1,711,311 75,520,154
International Business Machines Corp. .......... 340,687 82,579,122
Intuit, Inc. .............................. 101,425 43,854,142
Jabil, Inc. .............................. 38,488 10,223,567
Keysight Technologies, Inc.
(b)
................. 62,515 17,652,361
KLA Corp. .............................. 47,774 70,342,915
Lam Research Corp. ...................... 455,144 97,246,067
Lumentum Holdings, Inc.
(b)
.................. 26,025 18,289,329

iShares
®
Global Tech ETF
Schedule of Investments
(continued)
March 31, 2026
(Percentages shown are based on Net Assets)
33
Schedule of Investments
Security Shares Value
a
United States (continued)
Microchip Technology, Inc. ................... 197,230 $ 12,743,030
Micron Technology, Inc. ..................... 410,218 138,588,049
Microsoft Corp. .......................... 1,531,838 567,040,473
Monolithic Power Systems, Inc. ............... 17,753 19,410,243
Motorola Solutions, Inc. .................... 60,379 26,202,675
NetApp, Inc. ............................ 72,189 7,391,432
NVIDIA Corp. ........................... 5,012,862 874,243,133
NXP Semiconductors N.V. ................... 91,729 18,057,771
ON Semiconductor Corp.
(b)
.................. 143,611 8,892,393
Oracle Corp. ............................ 618,042 90,920,159
Palantir Technologies, Inc. , Class A
(b)
........... 832,579 121,789,656
Palo Alto Networks, Inc.
(b)
................... 294,522 47,217,767
PTC, Inc.
(b)
............................. 43,372 6,180,076
Qnity Electronics, Inc. ...................... 76,345 8,808,686
QUALCOMM, Inc. ........................ 388,893 50,081,641
Roper Technologies, Inc. .................... 38,853 13,748,523
Salesforce, Inc. .......................... 341,512 63,750,045
Sandisk Corp.
(b)
.......................... 53,798 34,180,021
Seagate Technology Holdings PLC ............. 79,483 31,138,260
ServiceNow, Inc.
(b)
........................ 381,239 39,858,537
Skyworks Solutions, Inc. .................... 54,809 2,935,022
Super Micro Computer, Inc.
(a) (b)
................ 183,386 4,175,699
Synopsys, Inc.
(b)
......................... 69,732 27,647,343
TE Connectivity PLC ...................... 106,949 22,354,480
Teledyne Technologies, Inc.
(b)
................. 17,114 10,354,141
Teradyne, Inc. ........................... 57,080 16,921,937
Texas Instruments, Inc. ..................... 330,780 64,217,629
Trimble, Inc.
(b)
........................... 86,716 5,656,485
Tyler Technologies, Inc.
(b)
................... 15,684 5,369,888
VeriSign, Inc. ........................... 30,080 7,470,669
Western Digital Corp. ...................... 123,571 33,424,720
Workday, Inc. , Class A
(a) (b)
................... 77,635 10,086,339
Zebra Technologies Corp. , Class A
(b)
............ 17,930 3,748,804
4,778,327,082
a
Total Common Stocks — 99.4%
(Cost: $ 4,146,014,143 ) ............................... 6,221,143,462
a
Preferred Stocks
South Korea  —  0 .4%
Samsung Electronics Co. Ltd. , Preference Shares ,
NVS ................................ 297,402 24,007,337
a
Total Preferred Stocks — 0.4%
(Cost: $ 12,579,731 ) ................................. 24,007,337
Security Shares Value
a
Warrants
Canada  —  0 .0%
Constellation Software Inc., (Issued 08/29/23,
1 Share for 1 Warrant, Expires 03/31/40, Strike
Price CAD 11.50)
(a) (b) (d)
.................... 5,997 $ —
a
Total Warrants — 0.0%
(Cost: $ – ) ........................................ —
a
Total Long-Term Investments — 99.8%
(Cost: $ 4,158,593,874 ) ............................... 6,245,150,799
a
Short-Term Securities
Money Market Funds  —  0 .3%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.77%
(e) (f) (g)
...................... 12,778,411 12,780,967
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.62%
(e) (f)
............................. 8,084,030 8,084,030
a
Total Short-Term Securities — 0.3%
(Cost: $ 20,864,997 ) ................................. 20,864,997
Total Investments —  100.1%
(Cost: $ 4,179,458,871 ) ............................... 6,266,015,796
Liabilities in Excess of Other Assets — ( 0 .1 ) % ............... (7,405,896)
Net Assets — 100.0% ................................. $ 6,258,609,900
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended March 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/26
  Shares Held
at 03/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 25,458,582 $ — $ (12,682,798)
(a)
$ 5,183 $ — $ 12,780,967 12,778,411 $ 35,321
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 2,640,000 5,444,030
(a)
— — — 8,084,030 8,084,030 546,526 —
$ — $ 5,183 $ —
$ 20,864,997
$ 581,847 $ —

Schedule of Investments
(continued)
March 31, 2026
iShares
®
Global Tech ETF
34
2026
iShares Annual Financial Statements and Additional Information
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended March 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Technology Select Sector Index ...................................................... 44 06/18/26 $ 11,879 $ (525,940)
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts – –
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 525,940 $ — $ — $ — $ 525,940
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts ................................. $ — $ — $ 3,081,089 $ — $ — $ — $ 3,081,089
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts ................................. $ — $ — $ (177,537) $ — $ — $ — $ (177,537)
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 17,751,958
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 4,865,897,610 $ 1,355,245,852 $ — $ 6,221,143,462
Preferred Stocks ......................................... — 24,007,337 — 24,007,337
Warrants .............................................. — — — —

iShares
®
Global Tech ETF
Schedule of Investments
(continued)
March 31, 2026
35
Schedule of Investments
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Short-Term Securities
Money Market Funds ...................................... $ 20,864,997 $ — $ — $ 20,864,997
$ 4,886,762,607 $ 1,379,253,189 $ — $ 6,266,015,796
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (525,940) $ — $ — $ (525,940)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Fair Value Hierarchy as of Period End  (continued)

Schedule of Investments
March 31, 2026
iShares
®
Global Utilities ETF
(Percentages shown are based on Net Assets)
36
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Common Stocks
Australia  —  1 .0%
APA Group ............................. 184,156 $ 1,268,597
Origin Energy Ltd. ........................ 240,246 2,067,355
3,335,952
a
Austria  —  0 .3%
Verbund AG ............................ 11,699 894,028
a
Bermuda  —  0 .7%
Brookfield Infrastructure Partners LP ............ 64,194 2,315,617
a
Brazil  —  1 .1%
Axia Energia ............................ 127,807 1,444,902
Cia de Saneamento Basico do Estado de Sao Paulo
SABESP ............................. 65,974 2,015,450
3,460,352
a
Canada  —  2 .5%
Emera, Inc. ............................. 42,106 2,182,635
Fortis, Inc. ............................. 70,632 3,940,586
Hydro One Ltd.
(a)
......................... 44,434 1,835,047
7,958,268
a
Chile  —  0 .1%
Enel Americas SA ........................ 2,580,543 220,928
a
Colombia  —  0 .2%
Interconexion Electrica SA ESP ............... 62,937 479,696
a
Denmark  —  0 .5%
Orsted A.S.
(a) (b)
.......................... 64,766 1,606,133
a
Finland  —  0 .5%
Fortum OYJ ............................ 61,593 1,575,101
a
France  —  3 .7%
Engie SA .............................. 258,158 8,319,772
Veolia Environnement SA ................... 92,975 3,541,047
11,860,819
a
Germany  —  4 .1%
E.ON SE .............................. 308,841 6,764,070
RWE AG .............................. 93,108 6,264,195
13,028,265
a
Italy  —  5 .1%
Enel SpA .............................. 1,074,721 11,749,741
Snam SpA ............................. 285,826 2,165,256
Terna - Rete Elettrica Nazionale ............... 196,609 2,248,699
16,163,696
a
Japan  —  2 .7%
Chubu Electric Power Co., Inc. ................ 106,000 1,747,612
Kansai Electric Power Co., Inc. (The) ........... 142,800 2,374,202
Osaka Gas Co. Ltd. ....................... 55,600 2,252,052
Tokyo Gas Co. Ltd. ....................... 44,500 2,095,774
8,469,640
a
Portugal  —  0 .7%
EDP SA ............................... 418,090 2,212,406
a
Spain  —  7 .6%
Enagas SA ............................. 29,571 585,839
Endesa SA ............................. 44,387 1,851,075
Iberdrola SA ............................ 864,540 19,792,911
Naturgy Energy Group SA ................... 48,891 1,463,626
Security Shares Value
a
Spain (continued)
Redeia Corp. SA ......................... 39,064 $ 662,148
24,355,599
a
United Kingdom  —  7 .0%
Centrica PLC ........................... 583,765 1,652,894
National Grid PLC ........................ 691,262 11,668,571
Severn Trent PLC ........................ 36,880 1,512,582
SSE PLC .............................. 168,699 5,831,687
United Utilities Group PLC ................... 95,364 1,662,783
22,328,517
a
United States  —  61 .9%
AES Corp. (The) ......................... 94,201 1,327,292
Alliant Energy Corp. ....................... 35,713 2,562,765
Ameren Corp. ........................... 38,477 4,229,392
American Electric Power Co., Inc. .............. 75,191 9,856,036
American Water Works Co., Inc. ............... 27,112 3,689,672
Atmos Energy Corp. ....................... 23,029 4,253,917
CenterPoint Energy, Inc. .................... 90,861 3,921,561
CMS Energy Corp. ........................ 42,690 3,311,890
Consolidated Edison, Inc. ................... 50,260 5,688,427
Constellation Energy Corp. .................. 43,322 12,097,668
Dominion Energy, Inc. ...................... 118,804 7,344,463
DTE Energy Co. ......................... 28,913 4,227,659
Duke Energy Corp. ....................... 108,123 14,157,626
Edison International ....................... 53,621 3,923,985
Entergy Corp. ........................... 62,901 7,067,556
Evergy, Inc. ............................. 32,084 2,628,321
Eversource Energy ....................... 52,128 3,611,428
Exelon Corp. ............................ 142,219 6,971,575
FirstEnergy Corp. ........................ 72,471 3,671,381
NextEra Energy, Inc. ...................... 289,153 26,856,531
NiSource, Inc. ........................... 66,635 3,109,189
NRG Energy, Inc. ......................... 29,590 4,324,283
PG&E Corp. ............................ 306,080 5,377,826
Pinnacle West Capital Corp. ................. 16,756 1,688,167
PPL Corp. ............................. 103,130 3,939,566
Public Service Enterprise Group, Inc. ........... 69,463 5,623,030
Sempra ............................... 90,797 8,822,744
Southern Co. (The) ....................... 153,076 14,774,895
Vistra Corp. ............................ 44,294 6,658,717
WEC Energy Group, Inc. .................... 45,240 5,237,435
Xcel Energy, Inc. ......................... 82,331 6,540,375
197,495,372
a
Total Long-Term Investments — 99.7%
(Cost: $ 268,711,933 ) ................................ 317,760,389
a
Short-Term Securities
Money Market Funds  —  0 .2%
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.62%
(c) (d)
............................ 689,893 689,893
a
Total Short-Term Securities — 0.2%
(Cost: $ 689,893 ) ................................... 689,893
Total Investments —  99.9%
(Cost: $ 269,401,826 ) ................................ 318,450,282
Other Assets Less Liabilities — 0 .1% ...................... 436,097
Net Assets — 100.0% ................................. $ 318,886,379

iShares
®
Global Utilities ETF
Schedule of Investments
(continued)
March 31, 2026
37
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
Non-income producing security.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended March 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/26
  Shares Held
at 03/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL
Agency Shares
(a)
. $ — $ — $ —
(b)
$ — $ — $ — — $ 907
(c)
$ —
BlackRock Cash Funds:
Treasury, SL Agency
Shares ........ 960,000 — (270,107)
(b)
— — 689,893 689,893 37,359 —
$ — $ — $ —
$ 689,893
$ 38,266 $ —
(a)
As of period end, the entity is no longer held.
(b)
Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Utilities Select Sector Index ......................................................... 11 06/18/26 $ 1,026 $ (10,877)
Euro STOXX 50 Index ................................................................. 1 06/19/26 64 (1,959)
$ (12,836)
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts – –
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 12,836 $ — $ — $ — $ 12,836
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

Schedule of Investments
(continued)
March 31, 2026
iShares
®
Global Utilities ETF
38
2026
iShares Annual Financial Statements and Additional Information
For the period ended March 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts .................................. $ — $ — $ 56,566 $ — $ — $ — $ 56,566
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts .................................. $ — $ — $ (9,992) $ — $ — $ — $ (9,992)
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 861,769
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 215,830,773 $ 101,929,616 $ — $ 317,760,389
Short-Term Securities
Money Market Funds ...................................... 689,893 — — 689,893
$ 216,520,666 $ 101,929,616 $ — $ 318,450,282
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (12,836) $ — $ — $ (12,836)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

39
Statements of Assets and Liabilities
Statements of Assets and Liabilities
March 31, 2026
See notes to financial statements.
iShares
Global Comm
Services ETF
iShares
Global Consumer
Discretionary ETF
iShares
Global Consumer
Staples ETF
iShares
Global Energy ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
..................................... $ 567,560,941  $ 250,958,726  $ 969,787,718  $ 2,910,843,767
Investments, at value — affiliated
(c)
........................................ 2,659,552  1,288,461  1,896,634  16,603,596
Cash ............................................................ 6,082  6,318  —  276,522
Cash pledged:
Futures contracts .................................................. 82,000  38,000  260,000  601,000
Foreign currency collateral pledged:
(d)
Futures contracts .................................................. 15,070  13,870  84,021  78,092
Foreign currency, at value
(e)
............................................. 484,615  208,775  1,140,990  5,080,260
Receivables:
Investments sold .................................................. 124,121  —  —  —
Securities lending income — affiliated .................................... 111  347  —  798
Capital shares sold ................................................. —  —  —  782,380
Dividends — unaffiliated ............................................. 772,498  410,384  3,015,391  3,234,585
Dividends — affiliated ............................................... 3,845  922  5,711  10,753
Tax reclaims ..................................................... 72,759  50,758  1,073,740  452,994
Variation margin on futures contracts ..................................... 22,630  11,889  15,128  —
Foreign withholding tax claims ......................................... —  —  83,560  11,262
Total assets .......................................................
571,804,224  252,988,450  977,362,893  2,937,976,009
LIABILITIES
Due to broker ...................................................... —  —  1,258  —
Collateral on securities loaned ........................................... 2,434,838  995,373  —  12,666,472
Payables:
Investments purchased .............................................. —  —  —  3,906,159
Capital shares redeemed ............................................. 124,213  —  —  —
Investment advisory fees ............................................. 190,268  80,022  307,441  763,030
IRS compliance fee for foreign withholding tax claims .......................... 227,341  —  —  68,901
Professional fees .................................................. 25,674  227  29,976  11,466
Variation margin on futures contracts ..................................... —  —  —  95,345
Total liabilities ......................................................
3,002,334  1,075,622  338,675  17,511,373
Commitments and contingent liabilities
NET ASSETS ......................................................
$ 568,801,890  $ 251,912,828  $ 977,024,218  $ 2,920,464,636
NET ASSETS CONSIST OF:
Paid-in capital ...................................................... $ 709,135,489  $ 351,660,600  $ 1,045,530,929  $ 2,639,729,729
Accumulated earnings (loss) ............................................ (140,333,599) (99,747,772) (68,506,711) 280,734,907
NET ASSETS ......................................................
$ 568,801,890  $ 251,912,828  $ 977,024,218  $ 2,920,464,636
NET ASSET VALUE
Shares outstanding .................................................. 4,950,000  1,350,000  14,600,000  50,700,000
Net asset value ..................................................... $ 114.91  $ 186.60  $ 66.92  $ 57.60
Shares authorized ................................................... Unlimited Unlimited Unlimited Unlimited
Par value ......................................................... None None None None
(a)
Securities loaned, at value ........................................... $ 2,489,493  $ 952,496  $ —  $ 11,658,368
(b)
Investments, at cost — unaffiliated ...................................... $ 569,922,709  $ 291,471,600  $ 962,154,164  $ 2,365,833,285
(c)
Investments, at cost — affiliated ........................................ $ 2,659,552  $ 1,288,461  $ 1,896,634  $ 16,604,768
(d)
Foreign currency collateral pledged, at cost ................................ $ 15,001  $ 13,737  $ 84,026  $ 78,097
(e)
  Foreign currency, at cost ............................................. $ 486,435  $ 209,726  $ 1,142,542  $ 5,068,130

40
2026
iShares Annual Financial Statements and Additional Information
Statements of Assets and Liabilities
(continued)
March 31, 2026
See notes to financial statements.
iShares
Global Financials
ETF
iShares
Global Healthcare
ETF
iShares
Global Industrials
ETF
iShares
Global Materials
ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
..................................... $ 510,335,977  $ 3,573,646,740  $ 1,168,359,926  $ 317,255,070
Investments, at value — affiliated
(c)
........................................ 5,815,497  15,718,869  6,188,343  208,510
Cash ............................................................ 21,156  —  35,507  —
Cash pledged:
Futures contracts .................................................. 156,000  998,000  258,000  13,000
Foreign currency collateral pledged:
(d)
Futures contracts .................................................. 62,974  —  210,718  61,171
Foreign currency, at value
(e)
............................................. 818,957  2,024,039  4,308,444  607,506
Receivables:
Investments sold .................................................. —  120,496  —  156,844
Securities lending income — affiliated .................................... 23  2,539  509  132
Dividends — unaffiliated ............................................. 1,488,165  4,435,712  1,780,411  890,199
Dividends — affiliated ............................................... 1,637  18,194  5,824  1,690
Tax reclaims ..................................................... 400,488  6,878,352  437,727  155,118
Variation margin on futures contracts ..................................... 52,122  316,250  141,026  31,282
Foreign withholding tax claims ......................................... 21,661  —  24,991  2,030
Total assets .......................................................
519,174,657  3,604,159,191  1,181,751,426  319,382,552
LIABILITIES
Collateral on securities loaned ........................................... —  11,262,840  4,065,652  —
Payables:
Investments purchased .............................................. —  293  —  359,151
Capital shares redeemed ............................................. —  450,728  —  —
Investment advisory fees ............................................. 171,968  1,170,013  372,320  108,300
IRS compliance fee for foreign withholding tax claims .......................... 3,744  —  44,132  —
Professional fees .................................................. 13,193  —  27,237  12,148
Total liabilities ......................................................
188,905  12,883,874  4,509,341  479,599
Commitments and contingent liabilities
NET ASSETS ......................................................
$ 518,985,752  $ 3,591,275,317  $ 1,177,242,085  $ 318,902,953
NET ASSETS CONSIST OF:
Paid-in capital ...................................................... $ 576,874,899  $ 3,556,045,961  $ 1,048,450,014  $ 416,453,359
Accumulated earnings (loss) ............................................ (57,889,147) 35,229,356  128,792,071  (97,550,406)
NET ASSETS ......................................................
$ 518,985,752  $ 3,591,275,317  $ 1,177,242,085  $ 318,902,953
NET ASSET VALUE
Shares outstanding .................................................. 4,550,000  38,350,000  6,500,000  3,000,000
Net asset value ..................................................... $ 114.06  $ 93.64  $ 181.11  $ 106.30
Shares authorized ................................................... Unlimited Unlimited Unlimited Unlimited
Par value ......................................................... None None None None
(a)
Securities loaned, at value ........................................... $ —  $ 8,268,764  $ 3,088,885  $ —
(b)
Investments, at cost — unaffiliated ...................................... $ 418,949,340  $ 3,273,314,462  $ 988,323,141  $ 304,036,966
(c)
Investments, at cost — affiliated ........................................ $ 5,813,933  $ 15,719,235  $ 6,188,343  $ 208,510
(d)
Foreign currency collateral pledged, at cost ................................ $ 62,974  $ —  $ 210,718  $ 61,171
(e)
  Foreign currency, at cost ............................................. $ 819,709  $ 2,021,939  $ 4,291,329  $ 608,814

41
Statements of Assets and Liabilities
(continued)
March 31, 2026
Statements of Assets and Liabilities
See notes to financial statements.
iShares
Global Tech ETF
iShares
Global Utilities ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
.................................................................... $ 6,245,150,799  $ 317,760,389
Investments, at value — affiliated
(c)
....................................................................... 20,864,997  689,893
Cash ........................................................................................... —  33,573
Cash pledged:
Futures contracts ................................................................................. 998,000  78,000
Foreign currency collateral pledged:
(d)
Futures contracts ................................................................................. —  4,623
Foreign currency, at value
(e)
............................................................................ 3,079,658  227,940
Receivables:
Investments sold ................................................................................. 3,012  —
Securities lending income — affiliated ................................................................... 1,734  —
Dividends — unaffiliated ............................................................................ 4,021,369  300,081
Dividends — affiliated .............................................................................. 49,868  2,099
Tax reclaims .................................................................................... 78,822  26,317
Variation margin on futures contracts .................................................................... 480,480  242
Foreign withholding tax claims ........................................................................ 49,687  —
Total assets ......................................................................................
6,274,778,426  319,123,157
LIABILITIES
Collateral on securities loaned .......................................................................... 12,826,843  —
Payables:
Investments purchased ............................................................................. 1,212,613  140,152
Capital shares redeemed ............................................................................ 120,855  —
Investment advisory fees ............................................................................ 1,982,400  94,920
IRS compliance fee for foreign withholding tax claims ......................................................... —  1,706
Professional fees ................................................................................. 25,815  —
Total liabilities .....................................................................................
16,168,526  236,778
Commitments and contingent liabilities
NET ASSETS .....................................................................................
$ 6,258,609,900  $ 318,886,379
NET ASSETS CONSIST OF:
Paid-in capital ..................................................................................... $ 4,147,841,264  $ 321,488,847
Accumulated earnings (loss) ........................................................................... 2,110,768,636  (2,602,468)
NET ASSETS .....................................................................................
$ 6,258,609,900  $ 318,886,379
NET ASSET VALUE
Shares outstanding ................................................................................. 62,650,000  3,700,000
Net asset value .................................................................................... $ 99.90  $ 86.19
Shares authorized .................................................................................. Unlimited Unlimited
Par value ........................................................................................ None None
(a)
Securities loaned, at value .......................................................................... $ 11,753,277  $ —
(b)
Investments, at cost — unaffiliated ..................................................................... $ 4,158,593,874  $ 268,711,933
(c)
Investments, at cost — affiliated ....................................................................... $ 20,864,997  $ 689,893
(d)
Foreign currency collateral pledged, at cost ............................................................... $ —  $ 4,622
(e)
  Foreign currency, at cost ............................................................................ $ 3,099,539  $ 227,997

42
2026
iShares Annual Financial Statements and Additional Information
Statements of Operations
Year Ended March 31, 2026
See notes to financial statements.
iShares
Global Comm
Services ETF
iShares
Global Consumer
Discretionary ETF
iShares
Global Consumer
Staples ETF
iShares
Global Energy ETF
INVESTMENT INCOME
Dividends — unaffiliated ............................................ $ 9,104,263  $ 4,386,377  $ 25,158,972  $ 76,746,243
Dividends — affiliated .............................................. 37,060  14,632  65,496  103,757
Interest — unaffiliated .............................................. 5,377  3,405  9,818  27,072
Securities lending income — affiliated — net ............................... 111,425  7,997  1,243  128,491
Foreign taxes withheld ............................................. (317,569) (219,323) (738,441) (3,044,573)
Foreign withholding tax claims ........................................ 235,803  3,211  536,970  1,201,701
IRS compliance fee for foreign withholding tax claims ......................... (171,460) —  —  (11,081)
Total investment income ..............................................
9,004,899  4,196,299  25,034,058  75,151,610
EXPENSES
Investment advisory ............................................... 2,322,221  1,144,026  3,322,247  7,086,878
Professional .................................................... 27,099  244  28,134  13,974
Commitment costs ................................................ 255  239  128  1,995
Interest expense ................................................. 96  18  169  26
Total expenses .................................................... 2,349,671  1,144,527  3,350,678  7,102,873
Net investment income ...............................................
6,655,228  3,051,772  21,683,380  68,048,737
—  —  —  —
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated ......................................... 2,490,611  (5,551,815) (16,060,493) (6,163,669)
Investments — affiliated ........................................... 709  1,619  (8,009) (946)
Foreign currency transactions ....................................... 99,734  (6,701) 97,809  191,498
Futures contracts ............................................... 215,273  68,706  410,195  2,165,789
In-kind redemptions — unaffiliated
(a)
................................... 107,495,048  48,166,638  24,141,085  145,217,011
Litigation proceeds
(b)
............................................. 1,281,641  —  —  —
111,583,016  42,678,447  8,580,587  141,409,683
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ......................................... (26,354,126) (28,069,105) 27,789,448  566,677,848
Investments — affiliated ........................................... —  —  —  (1,172)
Foreign currency translations ....................................... (523) 2,469  69,848  30,277
Futures contracts ............................................... 8,415  (4,731) (196,476) 287,287
(26,346,234) (28,071,367) 27,662,820  566,994,240
Net realized and unrealized gain ........................................
85,236,782  14,607,080  36,243,407  708,403,923
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............
$ 91,892,010  $ 17,658,852  $ 57,926,787  $ 776,452,660
(a)
See Note 2 of the Notes to Financial Statements.
(b)
Represents proceeds received from settlement of class action litigation where the Fund was able to recover a portion of investment losses previously realized.

43
Statements of Operations
(continued)
Year Ended March 31, 2026
Statements of Operations
See notes to financial statements.
iShares
Global Financials
ETF
iShares
Global Healthcare
ETF
iShares
Global Industrials
ETF
iShares
Global Materials
ETF
INVESTMENT INCOME
Dividends — unaffiliated ............................................ $ 15,220,742  $ 79,603,385  $ 16,995,631  $ 6,320,632
Dividends — affiliated .............................................. 167,085  239,613  87,252  12,041
Interest — unaffiliated .............................................. 6,698  37,580  9,717  1,724
Securities lending income — affiliated — net ............................... 728  55,912  11,131  4,426
Foreign taxes withheld ............................................. (958,970) (3,246,840) (884,813) (256,839)
Foreign withholding tax claims ........................................ 64,445  —  146,767  158,557
IRS compliance fee for foreign withholding tax claims ......................... —  —  (2,544) —
Total investment income ..............................................
14,500,728  76,689,650  16,363,141  6,240,541
EXPENSES
Investment advisory ............................................... 2,144,233  15,095,256  3,789,863  931,833
Professional .................................................... 42,803  —  24,365  12,909
Commitment costs ................................................ 1,001  —  208  201
Interest expense ................................................. 81  287  1,186  43
Total expenses .................................................... 2,188,118  15,095,543  3,815,622  944,986
Net investment income ...............................................
12,312,610  61,594,107  12,547,519  5,295,555
—  —  —  —
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated ......................................... (685,022) (23,759,569) (7,991,843) (3,978,097)
Investments — affiliated ........................................... (8,940) (808) 2,615  (118)
Foreign currency transactions ....................................... 76,078  158,120  90,003  15,717
Futures contracts ............................................... 187,594  (513,141) 631,941  117,347
In-kind redemptions — unaffiliated
(a)
................................... 31,652,641  427,871,194  122,942,764  12,037,451
In-kind redemptions — affiliated
(a)
.................................... 121,181  —  —  —
31,343,532  403,755,796  115,675,480  8,192,300
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ......................................... 21,278,379  (254,774,885) 97,118,483  49,238,546
Investments — affiliated ........................................... (96,475) (1,143) —  28
Foreign currency translations ....................................... 41,957  376,431  47,378  11,243
Futures contracts ............................................... (34,978) (525,432) 5,768  6,966
21,188,883  (254,925,029) 97,171,629  49,256,783
Net realized and unrealized gain ........................................
52,532,415  148,830,767  212,847,109  57,449,083
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............
$ 64,845,025  $ 210,424,874  $ 225,394,628  $ 62,744,638
(a)
See Note 2 of the Notes to Financial Statements.

44
2026
iShares Annual Financial Statements and Additional Information
Statements of Operations
(continued)
Year Ended March 31, 2026
See notes to financial statements.
iShares
Global Tech ETF
iShares
Global Utilities ETF
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................ $ 43,882,565  $ 7,526,599
Dividends — affiliated .............................................................................. 546,526  37,359
Interest — unaffiliated .............................................................................. 70,991  2,942
Securities lending income — affiliated — net ............................................................... 35,321  907
Foreign taxes withheld ............................................................................. (2,668,421) (234,748)
Foreign withholding tax claims ........................................................................ 214,752  —
Total investment income ..............................................................................
42,081,734  7,333,059
EXPENSES
Investment advisory ............................................................................... 22,035,065  846,371
Professional .................................................................................... 30,986  26,660
Commitment costs ................................................................................ 17,113  100
Interest expense ................................................................................. 3,869  5
Total expenses .................................................................................... 22,087,033  873,136
Net investment income ...............................................................................
19,994,701  6,459,923
—  —
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated ......................................................................... 23,844,027  (1,993,650)
Investments — affiliated ........................................................................... 5,183  —
Foreign currency transactions ....................................................................... 335,379  13,752
Futures contracts ............................................................................... 3,081,089  56,566
In-kind redemptions — unaffiliated
(a)
................................................................... 330,382,322  1,194,690
357,648,000  (728,642)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ......................................................................... 1,094,684,392  49,172,354
Foreign currency translations ....................................................................... (56,273) 4,078
Futures contracts ............................................................................... (177,537) (9,992)
1,094,450,582  49,166,440
Net realized and unrealized gain ........................................................................
1,452,098,582  48,437,798
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............................................
$ 1,472,093,283  $ 54,897,721
(a)
See Note 2 of the Notes to Financial Statements.

45
Statements of Changes in Net Assets
Statements of Changes in Net Assets
See notes to financial statements.
iShares
Global Comm Services ETF
iShares
Global Consumer Discretionary ETF
Year Ended
03/31/26
Year Ended
03/31/25
Year Ended
03/31/26
Year Ended
03/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ......................................... $ 6,655,228  $ 4,475,045  $ 3,051,772  $ 3,244,995
Net realized gain ............................................. 111,583,016  48,421,143  42,678,447  15,663,539
Net change in unrealized appreciation (depreciation) ..................... (26,346,234) (232,507) (28,071,367) (1,354,908)
Net increase in net assets resulting from operations ........................
91,892,010  52,663,681  17,658,852  17,553,626
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ..............
(22,601,314) (5,317,151) (5,605,600) (3,022,955)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ......
155,175,214  23,311,934  (18,001,434) (25,239,731)
NET ASSETS
Total increase (decrease) in net assets ................................ 224,465,910  70,658,464  (5,948,182) (10,709,060)
Beginning of year ...............................................
344,335,980  273,677,516  257,861,010  268,570,070
End of year ...................................................
$ 568,801,890  $ 344,335,980  $ 251,912,828  $ 257,861,010
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

46
2026
iShares Annual Financial Statements and Additional Information
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
Global Consumer Staples ETF
iShares
Global Energy ETF
Year Ended
03/31/26
Year Ended
03/31/25
Year Ended
03/31/26
Year Ended
03/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ......................................... $ 21,683,380  $ 18,208,680  $ 68,048,737  $ 90,022,103
Net realized gain ............................................. 8,580,587  18,809,673  141,409,683  263,146,735
Net change in unrealized appreciation (depreciation) ..................... 27,662,820  17,959,610  566,994,240  (367,499,137)
Net increase (decrease) in net assets resulting from operations ................
57,926,787  54,977,963  776,452,660  (14,330,299)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ..............
(19,748,933) (18,965,318) (68,058,666) (100,951,338)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ......
215,907,172  (182,819,811) 396,189,669  (1,429,072,695)
NET ASSETS
Total increase (decrease) in net assets ................................ 254,085,026  (146,807,166) 1,104,583,663  (1,544,354,332)
Beginning of year ...............................................
722,939,192  869,746,358  1,815,880,973  3,360,235,305
End of year ...................................................
$ 977,024,218  $ 722,939,192  $ 2,920,464,636  $ 1,815,880,973
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

47
Statements of Changes in Net Assets
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
Global Financials ETF
iShares
Global Healthcare ETF
Year Ended
03/31/26
Year Ended
03/31/25
Year Ended
03/31/26
Year Ended
03/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ......................................... $ 12,312,610  $ 10,482,563  $ 61,594,107  $ 56,262,617
Net realized gain ............................................. 31,343,532  34,466,584  403,755,796  1,943,388
Net change in unrealized appreciation (depreciation) ..................... 21,188,883  37,561,137  (254,925,029) (102,782,617)
Net increase (decrease) in net assets resulting from operations ................
64,845,025  82,510,284  210,424,874  (44,576,612)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ..............
(12,291,209) (11,402,303) (60,673,429) (55,137,549)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions ..............
(2,339,789) (5,248,310) (506,395,456) (62,726,703)
NET ASSETS
Total increase (decrease) in net assets ................................ 50,214,027  65,859,671  (356,644,011) (162,440,864)
Beginning of year ...............................................
468,771,725  402,912,054  3,947,919,328  4,110,360,192
End of year ...................................................
$ 518,985,752  $ 468,771,725  $ 3,591,275,317  $ 3,947,919,328
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

48
2026
iShares Annual Financial Statements and Additional Information
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
Global Industrials ETF
iShares
Global Materials ETF
Year Ended
03/31/26
Year Ended
03/31/25
Year Ended
03/31/26
Year Ended
03/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ......................................... $ 12,547,519  $ 9,981,867  $ 5,295,555  $ 5,028,501
Net realized gain (loss) ......................................... 115,675,480  5,917,031  8,192,300  (6,071,836)
Net change in unrealized appreciation (depreciation) ..................... 97,171,629  24,059,442  49,256,783  (13,168,128)
Net increase (decrease) in net assets resulting from operations ................
225,394,628  39,958,340  62,744,638  (14,211,463)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ..............
(12,768,647) (10,572,641) (4,977,464) (6,897,407)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ......
20,521,158  343,133,251  32,067,013  (9,405,811)
NET ASSETS
Total increase (decrease) in net assets ................................ 233,147,139  372,518,950  89,834,187  (30,514,681)
Beginning of year ...............................................
944,094,946  571,575,996  229,068,766  259,583,447
End of year ...................................................
$ 1,177,242,085  $ 944,094,946  $ 318,902,953  $ 229,068,766
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

49
Statements of Changes in Net Assets
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
Global Tech ETF
iShares
Global Utilities ETF
Year Ended
03/31/26
Year Ended
03/31/25
Year Ended
03/31/26
Year Ended
03/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ......................................... $ 19,994,701  $ 21,131,916  $ 6,459,923  $ 4,557,633
Net realized gain (loss) ......................................... 357,648,000  615,853,351  (728,642) 701,836
Net change in unrealized appreciation (depreciation) ..................... 1,094,450,582  (553,829,811) 49,166,440  19,473,957
Net increase in net assets resulting from operations ........................
1,472,093,283  83,155,456  54,897,721  24,733,426
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ..............
(67,870,178) (22,084,963) (5,778,532) (4,406,525)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ......
360,324,145  (172,992,721) 107,620,456  17,786,384
NET ASSETS
Total increase (decrease) in net assets ................................ 1,764,547,250  (111,922,228) 156,739,645  38,113,285
Beginning of year ...............................................
4,494,062,650  4,605,984,878  162,146,734  124,033,449
End of year ...................................................
$ 6,258,609,900  $ 4,494,062,650  $ 318,886,379  $ 162,146,734
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

50
2026
iShares Annual Financial Statements and Additional Information
Financial Highlights
(For a share outstanding throughout each period)
See notes to financial statements.
iShares Global Comm Services ETF
Year Ended
03/31/26
Year Ended
03/31/25
Year Ended
03/31/24
Year Ended
03/31/23
Year Ended
03/31/22
Net asset value, beginning of year ...................
$ 97.00  $ 84.21  $ 64.14  $ 73.93  $ 80.09
Net investment income
(a)
......................... 1 .25
(b)
1 .12
(b)
0 .83
(b)
0 .71
(b)
0 .74
(b)
Net realized and unrealized gain (loss)
(c)
...............
20.27  12.97  20.17  ( 9 .72 ) ( 5 .42 )
Net increase (decrease) from investment operations ........
21.52  14.09  21.00  ( 9 .01 ) ( 4 .68 )
Distributions from net investment income
(d)
............... ( 3 .61 ) ( 1 .30 ) ( 0 .93 ) ( 0 .78 ) ( 1 .48 )
Net asset value, end of year .......................
$ 114.91  $ 97.00  $ 84.21  $ 64.14  $ 73.93
Total Return
(e)
– – – – –
Based on net asset value ..........................
22.11%
(b) (f)
16.76%
(b)
33.04%
(b)
(12.16) %
(b)
( 6 .03 ) %
(b)
Ratios to Average Net Assets
(g)
– – – – –
Total expenses .................................
0 .38% 0 .40% 0 .41% 0 .42% 0 .43%
Total expenses excluding professional fees for foreign withholding tax claims ...................................
0 .37% 0 .40% 0 .41% 0 .41% 0 .41%
Net investment income ............................
1 .07%
(b)
1 .20%
(b)
1 .17%
(b)
1 .18%
(b)
0 .89%
(b)
Supplemental Data
Net assets, end of year (000) ........................
$ 568,802  $ 344,336  $ 273,678  $ 256,540  $ 240,270
Portfolio turnover rate
(h)
............................
28% 21% 19% 14% 18%
(a)
Based on average shares outstanding.
(b)
Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the years ended March 31, 2026, March 31,
2025, March 31, 2024, March 31, 2023 and March 31, 2022, respectively:
• Net investment income per share by $0.04, $0.01, $0.01, $0.03 and $0.10.
• Total return by 0.04%, 0.02%, 0.02%, 0.05% and 0.15%.
• Ratio of net investment income to average net assets by 0.03%, 0.02%, 0.01%, 0.06% and 0.12%.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Includes payment received from a settlement of litigation which impacted the Fund's total return, Excluding the payment from a settlement of litigation, the Fund's total return would have been 21.84%.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Portfolio turnover rate excludes in-kind transactions, if any.

51
Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares Global Consumer Discretionary ETF
Year Ended
03/31/26
Year Ended
03/31/25
Year Ended
03/31/24
Year Ended
03/31/23
Year Ended
03/31/22
Net asset value, beginning of year .....................
$ 177.84  $ 167.86  $ 145.20  $ 156.03  $ 162.55
Net investment income
(a)
........................... 1 .97  2 .19
(b)
1 .63
(b)
1 .58
(b)
1 .02
(b)
Net realized and unrealized gain (loss)
(c)
.................
9 .98  9 .76  22.62  (11.15) ( 5 .95 )
Net increase (decrease) from investment operations ..........
11.95  11.95  24.25  ( 9 .57 ) ( 4 .93 )
Distributions from net investment income
(d)
................. ( 3 .19 ) ( 1 .97 ) ( 1 .59 ) ( 1 .26 ) ( 1 .59 )
Net asset value, end of year .........................
$ 186.60  $ 177.84  $ 167.86  $ 145.20  $ 156.03
Total Return
(e)
– – – – –
Based on net asset value ............................
6 .63% 7 .19%
(b)
16.82%
(b)
( 6 .12 ) %
(b)
( 3 .13 ) %
(b)
Ratios to Average Net Assets
(f)
– – – – –
Total expenses ...................................
0 .38% 0 .40% 0 .41% 0 .41% 0 .40%
Total expenses excluding professional fees for foreign withholding tax claims .....................................
0 .37% 0 .39 % N/A  N/A  N/A
Net investment income ..............................
1 .00% 1 .27%
(b)
1 .07%
(b)
1 .17%
(b)
0 .60%
(b)
Supplemental Data
Net assets, end of year (000) ..........................
$ 251,913  $ 257,861  $ 268,570  $ 304,917  $ 358,865
Portfolio turnover rate
(g)
..............................
17% 19% 13% 17% 12%
(a)
Based on average shares outstanding.
(b)
Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the years ended March 31, 2025, March 31,
2024, March 31, 2023 and March 31, 2022, respectively:
• Net investment income per share by $0.11, $0.02, $0.01 and $0.03.
• Total return by 0.07%, 0.02%, 0.00% and 0.02%.
• Ratio of net investment income to average net assets by 0.06%, 0.01%, 0.01% and 0.02%.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Portfolio turnover rate excludes in-kind transactions, if any.

52
2026
iShares Annual Financial Statements and Additional Information
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares Global Consumer Staples ETF
Year Ended
03/31/26
Year Ended
03/31/25
Year Ended
03/31/24
Year Ended
03/31/23
Year Ended
03/31/22
Net asset value, beginning of year .......................
$ 63.98  $ 61.03  $ 61.84  $ 62.11  $ 58.11
Net investment income
(a)
............................. 1 .62
(b)
1 .48
(b)
1 .51  1 .29
(b)
1 .37
Net realized and unrealized gain (loss)
(c)
...................
2 .80  2 .98  ( 0 .55 ) ( 0 .38 ) 4 .09
Net increase from investment operations ....................
4 .42  4 .46  0 .96  0 .91  5 .46
Distributions from net investment income
(d)
................... ( 1 .48 ) ( 1 .51 ) ( 1 .77 ) ( 1 .18 ) ( 1 .46 )
Net asset value, end of year ...........................
$ 66.92  $ 63.98  $ 61.03  $ 61.84  $ 62.11
Total Return
(e)
– – – – –
Based on net asset value ..............................
6 .99%
(b)
7 .41%
(b)
1 .72% 1 .56%
(b)
9 .42%
Ratios to Average Net Assets
(f)
– – – – –
Total expenses .....................................
0 .38% 0 .40% 0 .41% 0 .41% 0 .40%
Total expenses excluding professional fees for foreign withholding tax claims .........................................
0 .38% 0 .39 % N/A  N/A  N/A
Net investment income ................................
2 .45%
(b)
2 .38%
(b)
2 .50% 2 .18%
(b)
2 .22%
Supplemental Data
Net assets, end of year (000) ............................
$ 977,024  $ 722,939  $ 869,746  $ 1,536,679  $ 1,021,775
Portfolio turnover rate
(g)
................................
17% 20% 11% 13% 8%
(a)
Based on average shares outstanding.
(b)
Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the years ended March 31, 2026, March 31,
2025 and March 31, 2023, respectively:
• Net investment income per share by $0.04, $0.03 and $0.00.
• Total return by 0.06%, 0.06% and 0.01%.
• Ratio of net investment income to average net assets by 0.06%, 0.05% and 0.01%.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Portfolio turnover rate excludes in-kind transactions, if any.

53
Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares Global Energy ETF
Year Ended
03/31/26
Year Ended
03/31/25
Year Ended
03/31/24
Year Ended
03/31/23
Year Ended
03/31/22
Net asset value, beginning of year .......................
$ 42.03  $ 42.91  $ 37.71  $ 36.12  $ 24.63
Net investment income
(a)
............................. 1 .53
(b)
1 .59
(b)
1 .55  1 .89
(b)
1 .22
Net realized and unrealized gain (loss)
(c)
...................
15.58  ( 0 .73 ) 5 .00  1 .56  11.37
Net increase from investment operations ....................
17.11  0 .86  6 .55  3 .45  12.59
Distributions from net investment income
(d)
................... ( 1 .54 ) ( 1 .74 ) ( 1 .35 ) ( 1 .86 ) ( 1 .10 )
Net asset value, end of year ...........................
$ 57.60  $ 42.03  $ 42.91  $ 37.71  $ 36.12
Total Return
(e)
– – – – –
Based on net asset value ..............................
42.32%
(b)
2 .31%
(b)
17.88% 9 .39%
(b)
52.61%
Ratios to Average Net Assets
(f)
– – – – –
Total expenses .....................................
0 .38% 0 .40% 0 .41% 0 .44% 0 .40%
Total expenses excluding professional fees for foreign withholding tax claims .........................................
0 .38% 0 .39% 0 .41% 0 .41 % N/A
Net investment income ................................
3 .60%
(b)
3 .83%
(b)
3 .95% 5 .03%
(b)
4 .33%
Supplemental Data
Net assets, end of year (000) ............................
$ 2,920,465  $ 1,815,881  $ 3,360,235  $ 1,798,776  $ 2,280,843
Portfolio turnover rate
(g)
................................
3% 8% 7% 10% 6%
(a)
Based on average shares outstanding.
(b)
Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the years ended March 31, 2026, March 31,
2025 and March 31, 2023, respectively:
• Net investment income per share by $0.03, $0.01 and $0.07.
• Total return by 0.05%, 0.04% and 0.24%.
• Ratio of net investment income to average net assets by 0.06%, 0.03% and 0.18%.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Portfolio turnover rate excludes in-kind transactions, if any.

54
2026
iShares Annual Financial Statements and Additional Information
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares Global Financials ETF
Year Ended
03/31/26
Year Ended
03/31/25
Year Ended
03/31/24
Year Ended
03/31/23
Year Ended
03/31/22
Net asset value, beginning of year ...................
$ 103.03  $ 86.65  $ 69.17  $ 79.60  $ 73.29
Net investment income
(a)
......................... 2 .45
(b)
2 .33
(b)
1 .93
(b)
2 .19
(b)
1 .65
(b)
Net realized and unrealized gain (loss)
(c)
...............
11.05  16.58  17.61  (10.01) 6 .01
Net increase (decrease) from investment operations ........
13.50  18.91  19.54  ( 7 .82 ) 7 .66
Distributions from net investment income
(d)
............... ( 2 .47 ) ( 2 .53 ) ( 2 .06 ) ( 2 .61 ) ( 1 .35 )
Net asset value, end of year .......................
$ 114.06  $ 103.03  $ 86.65  $ 69.17  $ 79.60
Total Return
(e)
– – – – –
Based on net asset value ..........................
13.16%
(b)
22.29%
(b)
28.85%
(b)
( 9 .86 ) %
(b) (f)
10.48%
(b)
Ratios to Average Net Assets
(g)
– – – – –
Total expenses .................................
0 .38% 0 .41% 0 .41% 0 .42% 0 .40%
Total expenses excluding professional fees for foreign withholding tax claims ...................................
0 .38% 0 .40% 0 .41% 0 .41% 0 .40%
Net investment income ............................
2 .15%
(b)
2 .49%
(b)
2 .61%
(b)
3 .12%
(b)
2 .07%
(b)
Supplemental Data
Net assets, end of year (000) ........................
$ 518,986  $ 468,772  $ 402,912  $ 425,375  $ 1,162,145
Portfolio turnover rate
(h)
............................
6% 7% 5% 13% 12%
(a)
Based on average shares outstanding.
(b)
Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the years ended March 31, 2026, March 31,
2025, March 31, 2024, March 31, 2023 and March 31, 2022, respectively:
• Net investment income per share by $0.00, $0.05, $0.01, $0.03 and $0.01.
• Total return by 0.01%, 0.06%, 0.01%, 0.06% and 0.02%.
• Ratio of net investment income to average net assets by 0.00%, 0.06%, 0.01%, 0.04% and 0.01%.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Includes proceeds received from a class action litigation, which impacted the Fund’s total return. Not including these proceeds, the Fund’s total return would have been (9.92)% for the year ended March 31, 2023.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Portfolio turnover rate excludes in-kind transactions, if any.

55
Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares Global Healthcare ETF
Year Ended
03/31/26
Year Ended
03/31/25
Year Ended
03/31/24
Year Ended
03/31/23
Year Ended
03/31/22
Net asset value, beginning of year ......................
$ 91.07  $ 93.10  $ 83.42  $ 87.41  $ 76.96
Net investment income
(a)
............................ 1 .40  1 .30
(b)
1 .18
(b)
1 .11
(b)
1 .07
Net realized and unrealized gain (loss)
(c)
..................
2 .53  ( 2 .04 ) 9 .70  ( 4 .11 ) 10.39
Net increase (decrease) from investment operations ...........
3 .93  ( 0 .74 ) 10.88  ( 3 .00 ) 11.46
Distributions from net investment income
(d)
.................. ( 1 .36 ) ( 1 .29 ) ( 1 .20 ) ( 0 .99 ) ( 1 .01 )
Net asset value, end of year ..........................
$ 93.64  $ 91.07  $ 93.10  $ 83.42  $ 87.41
Total Return
(e)
– – – – –
Based on net asset value .............................
4 .38% ( 0 .78 ) %
(b)
13.22%
(b)
( 3 .44 ) %
(b)
14.94%
Ratios to Average Net Assets
(f)
– – – – –
Total expenses ....................................
0 .38% 0 .40% 0 .41% 0 .42% 0 .40%
Total expenses excluding professional fees for foreign withholding tax claims ........................................
N/A  0 .39% 0 .41% 0 .41 % N/A
Net investment income ...............................
1 .53% 1 .41%
(b)
1 .38%
(b)
1 .34%
(b)
1 .27%
Supplemental Data
Net assets, end of year (000) ...........................
$ 3,591,275  $ 3,947,919  $ 4,110,360  $ 4,083,256  $ 3,492,005
Portfolio turnover rate
(g)
...............................
2% 5% 3% 3% 4%
(a)
Based on average shares outstanding.
(b)
Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the years ended March 31, 2025, March 31,
2024 and March 31, 2023, respectively:
• Net investment income per share by $0.04, $0.00 and $0.01.
• Total return by 0.04%, 0.01% and 0.01%.
• Ratio of net investment income to average net assets by 0.04%, 0.01% and 0.01%.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Portfolio turnover rate excludes in-kind transactions, if any.

56
2026
iShares Annual Financial Statements and Additional Information
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares Global Industrials ETF
Year Ended
03/31/26
Year Ended
03/31/25
Year Ended
03/31/24
Year Ended
03/31/23
Year Ended
03/31/22
Net asset value, beginning of year ......................
$ 145.25  $ 139.41  $ 114.22  $ 115.84  $ 115.74
Net investment income
(a)
............................ 2 .12
(b)
1 .89
(b)
1 .80  1 .77
(b)
1 .53
(b)
Net realized and unrealized gain (loss)
(c)
..................
36.05  6 .03  25.73  ( 1 .65 ) 0 .32
Net increase from investment operations ...................
38.17  7 .92  27.53  0 .12  1 .85
Distributions from net investment income
(d)
.................. ( 2 .31 ) ( 2 .08 ) ( 2 .34 ) ( 1 .74 ) ( 1 .75 )
Net asset value, end of year ..........................
$ 181.11  $ 145.25  $ 139.41  $ 114.22  $ 115.84
Total Return
(e)
– – – – –
Based on net asset value .............................
26.43%
(b)
5 .77%
(b)
24.45% 0 .22%
(b)
1 .54%
(b)
Ratios to Average Net Assets
(f)
– – – – –
Total expenses ....................................
0 .38% 0 .39% 0 .41% 0 .42% 0 .41%
Total expenses excluding professional fees for foreign withholding tax claims ........................................
0 .38% 0 .39% 0 .41% 0 .41% 0 .40%
Net investment income ...............................
1 .24%
(b)
1 .32%
(b)
1 .49% 1 .69%
(b)
1 .27%
(b)
Supplemental Data
Net assets, end of year (000) ...........................
$ 1,177,242  $ 944,095  $ 571,576  $ 336,958  $ 376,481
Portfolio turnover rate
(g)
...............................
6% 4% 9% 9% 7%
(a)
Based on average shares outstanding.
(b)
Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the years ended March 31, 2026, March 31,
2025, March 31, 2023 and March 31, 2022, respectively:
• Net investment income per share by $0.02, $0.06, $0.02 and $0.05.
• Total return by 0.01%, 0.03%, 0.01% and 0.05%.
• Ratio of net investment income to average net assets by 0.01%, 0.04%, 0.01% and 0.04%.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Portfolio turnover rate excludes in-kind transactions, if any.

57
Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares Global Materials ETF
Year Ended
03/31/26
Year Ended
03/31/25
Year Ended
03/31/24
Year Ended
03/31/23
Year Ended
03/31/22
Net asset value, beginning of year ....................
$ 81.81  $ 89.51  $ 83.61  $ 93.81  $ 86.59
Net investment income
(a)
.......................... 1 .98
(b)
1 .83
(b)
2 .29
(b)
2 .60
(b)
3 .16
(b)
Net realized and unrealized gain (loss)
(c)
................
24.47  ( 7 .01 ) 6 .16  ( 9 .00 ) 7 .23
Net increase (decrease) from investment operations .........
26.45  ( 5 .18 ) 8 .45  ( 6 .40 ) 10.39
Distributions from net investment income
(d)
................ ( 1 .96 ) ( 2 .52 ) ( 2 .55 ) ( 3 .80 ) ( 3 .17 )
Net asset value, end of year ........................
$ 106.30  $ 81.81  $ 89.51  $ 83.61  $ 93.81
Total Return
(e)
– – – – –
Based on net asset value ...........................
32.82%
(b)
( 5 .82 ) %
(b)
10.40%
(b)
( 6 .77 ) %
(b)
12.19%
(b)
Ratios to Average Net Assets
(f)
– – – – –
Total expenses ..................................
0 .38% 0 .39% 0 .42% 0 .41% 0 .40%
Total expenses excluding professional fees for foreign withholding tax claims ....................................
0 .37% 0 .39% 0 .41% 0 .41% 0 .40%
Net investment income .............................
2 .13%
(b)
2 .13%
(b)
2 .79%
(b)
3 .20%
(b)
3 .48%
(b)
Supplemental Data
Net assets, end of year (000) .........................
$ 318,903  $ 229,069  $ 259,583  $ 351,170  $ 727,028
Portfolio turnover rate
(g)
.............................
11% 8% 5% 9% 6%
(a)
Based on average shares outstanding.
(b)
Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the years ended March 31, 2026, March 31,
2025, March 31, 2024, March 31, 2023 and March 31, 2022, respectively:
• Net investment income per share by $0.05, $0.01, $0.05, $0.00 and $0.01.
• Total return by 0.06%, 0.01%, 0.07%, 0.01% and 0.01%.
• Ratio of net investment income to average net assets by 0.06%, 0.01%, 0.06%, 0.00% and 0.01%.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Portfolio turnover rate excludes in-kind transactions, if any.

58
2026
iShares Annual Financial Statements and Additional Information
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares Global Tech ETF
Year Ended
03/31/26
Year Ended
03/31/25
Year Ended
03/31/24
Year Ended
03/31/23
Year Ended
03/31/22
(a)
Net asset value, beginning of year ........................
$ 75.79  $ 74.96  $ 54.36  $ 57.86  $ 51.13
Net investment income
(b)
.............................. 0 .33  0 .34  0 .38  0 .37
(c)
0 .29
(c)
Net realized and unrealized gain (loss)
(d)
....................
24.87  0 .85  20.60  ( 3 .51 ) 6 .81
Net increase (decrease) from investment operations .............
25.20  1 .19  20.98  ( 3 .14 ) 7 .10
Distributions
(e)
– – – – –
From net investment income ........................... ( 0 .34 ) ( 0 .36 ) ( 0 .38 ) ( 0 .36 ) ( 0 .37 )
From net realized gains ............................... ( 0 .75 ) —  —  —  —
Total distributions ....................................
( 1 .09 ) ( 0 .36 ) ( 0 .38 ) ( 0 .36 ) ( 0 .37 )
Net asset value, end of year ............................
$ 99.90  $ 75.79  $ 74.96  $ 54.36  $ 57.86
Total Return
(f)
– – – – –
Based on net asset value ...............................
33.26% 1 .54% 38.70% ( 5 .34 ) %
(c)
13.89%
(c)
Ratios to Average Net Assets
(g)
– – – – –
Total expenses ......................................
0 .38% 0 .39% 0 .41% 0 .41% 0 .40%
Net investment income .................................
0 .34% 0 .42% 0 .59% 0 .77%
(c)
0 .50%
(c)
Supplemental Data
Net assets, end of year (000) .............................
$ 6,258,610  $ 4,494,063  $ 4,605,985  $ 3,177,616  $ 5,001,963
Portfolio turnover rate
(h)
.................................
32% 45% 11% 12% 7%
(a)
Per share amounts reflect a six-for-one stock split effective after the close of trading on July 16, 2021.
(b)
Based on average shares outstanding.
(c)
Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the years ended March 31, 2023 and March
31, 2022, respectively:
• Net investment income per share by $0.00 and $0.00.
• Total return by 0.01% and 0.01%.
• Ratio of net investment income to average net assets by 0.00% and 0.00%.
(d)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(e)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Portfolio turnover rate excludes in-kind transactions, if any.

59
Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares Global Utilities ETF
Year Ended
03/31/26
Year Ended
03/31/25
Year Ended
03/31/24
Year Ended
03/31/23
Year Ended
03/31/22
Net asset value, beginning of year ......................
$ 69.00  $ 59.06  $ 60.51  $ 65.60  $ 60.51
Net investment income
(a)
............................ 2 .23  2 .03
(b)
2 .13
(b)
1 .86
(b)
1 .81
Net realized and unrealized gain (loss)
(c)
..................
16.97  9 .85  ( 1 .49 ) ( 5 .06 ) 5 .08
Net increase (decrease) from investment operations ...........
19.20  11.88  0 .64  ( 3 .20 ) 6 .89
Distributions from net investment income
(d)
.................. ( 2 .01 ) ( 1 .94 ) ( 2 .09 ) ( 1 .89 ) ( 1 .80 )
Net asset value, end of year ..........................
$ 86.19  $ 69.00  $ 59.06  $ 60.51  $ 65.60
Total Return
(e)
– – – – –
Based on net asset value .............................
28.29% 20.45%
(b)
1 .15%
(b)
( 4 .93 ) %
(b)
11.59%
Ratios to Average Net Assets
(f)
– – – – –
Total expenses ....................................
0 .39% 0 .39% 0 .50% 0 .43% 0 .42%
Total expenses excluding professional fees for foreign withholding tax claims ........................................
0 .37% 0 .39% 0 .41% 0 .41 % N/A
Net investment income ...............................
2 .86% 3 .11%
(b)
3 .67%
(b)
3 .06%
(b)
2 .91%
Supplemental Data
Net assets, end of year (000) ...........................
$ 318,886  $ 162,147  $ 124,033  $ 136,156  $ 180,402
Portfolio turnover rate
(g)
...............................
6% 7% 6% 9% 9%
(a)
Based on average shares outstanding.
(b)
Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the years ended March 31, 2025, March 31,
2024 and March 31, 2023, respectively:
• Net investment income per share by $0.01, $0.31 and $0.06.
• Total return by 0.02%, 0.56% and 0.12%.
• Ratio of net investment income to average net assets by 0.02%, 0.53% and 0.11%.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Portfolio turnover rate excludes in-kind transactions, if any.

Notes to Financial Statements
60
2026
iShares Annual Financial Statements and Additional Information
1. Organization
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses)
on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of March 31, 2026, if any, are disclosed in the Statements of Assets and Liabilities.
Consistent with U.S. GAAP accrual requirements, for uncertain tax positions, each Fund recognizes tax reclaims when the Fund determines that it is more likely than not that the Fund will sustain its position that it is due the reclaim.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash:  The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
iShares ETF
Diversification
Classification
Global Comm Services ........................................................................................................ Non-diversified
Global Consumer Discretionary .................................................................................................. Diversified
Global Consumer Staples ...................................................................................................... Diversified
Global Energy .............................................................................................................. Non-diversified
Global Financials ............................................................................................................ Diversified
Global Healthcare ........................................................................................................... Diversified
Global Industrials ............................................................................................................ Diversified
Global Materials ............................................................................................................. Diversified
Global Tech ................................................................................................................ Non-diversified
Global Utilities .............................................................................................................. Diversified

Notes to Financial Statements
( continued)
61
Notes to Financial Statements
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income, and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting: The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each
Fund’s financial statements.
Recent Accounting Standard: The Funds adopted Financial Accounting Standards Board Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax
Disclosures (“ASU 2023-09”) during the period. ASU 2023-09 enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The
Funds' adoption of the new standard did not have a material impact on financial statement disclosures and did not affect each Fund’s financial position or results of operations.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments (except ETF options, equity index options or those that are customized) traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation or last available bid (long positions) or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

Notes to Financial Statements
(continued)
62
2026
iShares Annual Financial Statements and Additional Information
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Securities and Other Investments
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair
Value
(a)
Net Amount
(b)
Global Comm Services
Deutsche Bank Securities, Inc. ....................................... $ 1,873 $ (1,832) $ — $ 41
Goldman Sachs & Co. LLC ......................................... 2,487,620 (2,433,006) — 54,614
$ 2,489,493 $ (2,434,838)
$ —
$ 54,655
a
Global Consumer Discretionary
Barclays Capital, Inc. ............................................. 476,245 (476,245) — —
Goldman Sachs & Co. LLC ......................................... 206,084 (206,084) — —
HSBC Bank PLC ................................................ 115,738 (115,738) — —
Morgan Stanley ................................................. 154,429 (154,429) — —
$ 952,496 $ (952,496)
$ —
$ —
a
Global Energy
Goldman Sachs & Co. LLC ......................................... 11,658,368 (11,658,368) — —
$ 11,658,368 $ (11,658,368)
$ —
$ —
a
Global Healthcare
BofA Securities, Inc. .............................................. 3,381,746 (3,342,694) — 39,052
Citigroup Global Markets, Inc. ........................................ 3,207,268 (3,207,268) — —

Notes to Financial Statements
( continued)
63
Notes to Financial Statements
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. Derivative Financial Instruments
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds as follows:
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair
Value
(a)
Net Amount
(b)
Morgan Stanley ................................................. $ 1,679,750 $ (1,679,750) $ — $ —
$ 8,268,764 $ (8,229,712)
$ —
$ 39,052
a
Global Industrials
Goldman Sachs & Co. LLC ......................................... 3,088,885 (3,088,885) — —
$ 3,088,885 $ (3,088,885)
$ —
$ —
a
Global Tech
BofA Securities, Inc. .............................................. 1,114,452 (1,114,452) — —
Goldman Sachs & Co. LLC ......................................... 4,444,942 (4,444,942) — —
Goldman Sachs International ........................................ 2,910,208 (2,910,208) — —
Morgan Stanley ................................................. 2,420,689 (2,420,689) — —
State Street Bank & Trust Co. ........................................ 862,986 (862,986) — —
$ 11,753,277 $ (11,753,277)
$ —
$ —
a
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Funds’ Statements of Assets and Liabilities.
(b)
The market value of the loaned securities is determined as of March 31, 2026. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.
Aggregate Average Daily Net Assets Investment Advisory Fees
First $10 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.4800%
Over $10 billion, up to and including $20 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.4300
Over $20 billion, up to and including $30 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.3800
Over $30 billion, up to and including $40 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.3420
Over $40 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.3078

Notes to Financial Statements
(continued)
64
2026
iShares Annual Financial Statements and Additional Information
Distributor:  BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Prior to November 10, 2025, ETF Services were performed by State Street Bank and Trust Company.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A.
(“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds:
Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash
Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock
Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each of iShares Global Comm Services ETF, iShares Global Healthcare ETF and iShares Global Tech ETF (the “Group
1 Funds”), retains 81% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
Pursuant to the current securities lending agreement, each of iShares Global Consumer Discretionary ETF, iShares Global Consumer Staples ETF, iShares Global Energy
ETF, iShares Global Financials ETF, iShares Global Industrials ETF, iShares Global Materials ETF and iShares Global Utilities ETF (the “Group 2 Funds”), retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares
ETF Complex in a given calendar year exceeds a specific threshold: (1) each Group 1 Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 84% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees, and (2) each Group 2 Fund will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the period ended March 31, 2026, the Funds paid BTC the following amounts for securities lending agent services:
Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by
Rule 17a-7.
iShares ETF Amounts
Global Comm Services ....................................................................................................... $ 26,713
Global Consumer Discretionary ................................................................................................. 2,258
Global Consumer Staples ..................................................................................................... 397
Global Energy ............................................................................................................. 28,598
Global Financials ........................................................................................................... 281
Global Healthcare .......................................................................................................... 18,704
Global Industrials ........................................................................................................... 4,179
Global Materials ............................................................................................................ 1,292
Global Tech ............................................................................................................... 14,519
Global Utilities ............................................................................................................. 204

Notes to Financial Statements
( continued)
65
Notes to Financial Statements
For the year ended March 31, 2026, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. Purchases and Sales
For the year ended March 31, 2026, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the year ended March 31, 2026, in-kind transactions were as follows:
8. Income Tax Information
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of March 31, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
iShares ETF Purchases Sales
Net Realized
Gain (Loss)
Global Comm Services ....................................................................
$ 74,689,963 $ 72,821,749 $ (1,905,730)
Global Consumer Discretionary ..............................................................
13,572,620 19,627,756 (1,779,703)
Global Consumer Staples ..................................................................
34,417,906 39,364,980 (2,183,763)
Global Energy ..........................................................................
16,403,762 5,889,111 (725,175)
Global Financials ........................................................................
8,108,442 3,135,164 (133,082)
Global Healthcare .......................................................................
27,232,054 16,752,106 (8,388,673)
Global Industrials ........................................................................
15,860,608 12,025,946 (2,460,040)
Global Materials .........................................................................
942,743 5,830,568 (1,394,551)
Global Tech ............................................................................
679,528,469 858,165,683 50,194,036
Global Utilities ..........................................................................
2,805,367 2,162,585 (84,254)
iShares ETF Purchases Sales
Global Comm Services .................................................................................... $ 205,966,699 $ 170,390,356
Global Consumer Discretionary .............................................................................. 64,494,558 51,912,213
Global Consumer Staples .................................................................................. 159,351,375 149,125,994
Global Energy .......................................................................................... 115,090,471 59,519,320
Global Financials ........................................................................................ 38,353,644 32,682,594
Global Healthcare ....................................................................................... 117,242,364 97,077,272
Global Industrials ........................................................................................ 59,958,913 61,061,734
Global Materials ......................................................................................... 26,807,786 26,350,882
Global Tech ............................................................................................ 1,904,482,038 1,860,234,577
Global Utilities .......................................................................................... 17,219,980 14,380,545
iShares ETF In-kind Purchases In-kind Sales
Global Comm Services ...................................................................................... $ 425,597,230 $ 320,754,007
Global Consumer Discretionary ................................................................................ 187,410,904 220,088,382
Global Consumer Staples .................................................................................... 333,702,324 128,246,194
Global Energy ............................................................................................ 974,145,924 633,235,139
Global Financials .......................................................................................... 86,072,568 94,011,495
Global Healthcare ......................................................................................... 548,910,335 1,073,538,417
Global Industrials .......................................................................................... 391,205,872 371,986,285
Global Materials ........................................................................................... 96,030,718 63,887,534
Global Tech .............................................................................................. 801,364,309 537,311,142
Global Utilities ............................................................................................ 108,004,840 3,867,901

Notes to Financial Statements
(continued)
66
2026
iShares Annual Financial Statements and Additional Information
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of March 31, 2026, permanent differences attributable to distributions in connection with fund share redemptions and realized gains
(losses) from in-kind redemptions were reclassified to the following accounts:
The tax character of distributions paid was as follows:
iShares ETF Paid-in Capital
Accumulated
Earnings (Loss)
Global Comm Services .................................................................................... $ 106,599,703  $ (106,599,703)
Global Consumer Discretionary .............................................................................. 47,310,433  (47,310,433)
Global Consumer Staples .................................................................................. 24,017,631  (24,017,631)
Global Energy .......................................................................................... 139,134,276  (139,134,276)
Global Financials ........................................................................................ 31,499,963  (31,499,963)
Global Healthcare ....................................................................................... 424,895,885  (424,895,885)
Global Industrials ........................................................................................ 120,945,201  (120,945,201)
Global Materials ......................................................................................... 10,813,817  (10,813,817)
Global Tech ............................................................................................ 330,199,814  (330,199,814)
Global Utilities .......................................................................................... 1,194,883  (1,194,883)
iShares ETF
Year Ended
03/31/26
Year Ended
03/31/25
Global Comm Services
Ordinary income ......................................................................................... $ 22,601,314  $ 5,317,151
Global Consumer Discretionary
Ordinary income ......................................................................................... $ 5,605,600  $ 3,022,955
Global Consumer Staples
Ordinary income ......................................................................................... $ 19,748,933  $ 18,965,318
Global Energy
Ordinary income ......................................................................................... $ 68,058,666  $ 100,951,338
Global Financials
Ordinary income ......................................................................................... $ 12,291,209  $ 11,402,303
Global Healthcare
Ordinary income ......................................................................................... $ 60,673,429  $ 55,137,549
Global Industrials
Ordinary income ......................................................................................... $ 12,768,647  $ 10,572,641
Global Materials
Ordinary income ......................................................................................... $ 4,977,464  $ 6,897,407
Global Tech
Ordinary income ......................................................................................... $ 20,834,270  $ 22,084,963
Long-Term Capital Gains .................................................................................. 47,035,908  —
$ 67,870,178  $ 22,084,963
Global Utilities
Ordinary income ......................................................................................... $ 5,778,532  $ 4,406,525

Notes to Financial Statements
( continued)
67
Notes to Financial Statements
As of March 31, 2026, the tax components of accumulated earnings (loss) were as follows:
For the year ended March 31, 2026, the iShares Global Comm Services ETF utilized $4,876,806 of its capital loss carryforwards.
As of March 31, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. Line of Credit
The iShares Global Comm Services ETF, iShares Global Consumer Discretionary ETF, iShares Global Consumer Staples ETF, iShares Global Financials ETF, iShares
Global Industrials ETF, iShares Global Tech ETF and iShares Global Utilities ETF, along with certain other iShares funds (“Participating Funds”), are parties to a $900 million credit agreement (“Syndicated Credit Agreement”) with a group of lenders, which expires on October 14, 2026. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) Daily Simple Secured Overnight Financing
Rate (“SOFR”) plus 0.10% and 1.00% per annum or (b) the U.S. Federal Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.
During the year ended March 31, 2026, the Funds did not borrow under the Syndicated Credit Agreement.
The iShares Global Comm Services ETF, iShares Global Consumer Discretionary ETF, iShares Global Consumer Staples ETF, iShares Global Energy ETF, iShares Global
Financials ETF, iShares Global Industrials ETF, iShares Global Materials ETF, iShares Global Tech ETF and iShares Global Utilities ETF, were each a party to a similar $800 million syndicated credit agreement which expired on October 15, 2025. During the year ended March 31, 2026, the Funds did not borrow under the $800 million respective syndicated credit agreements.
10. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global
iShares ETF
Undistributed
Ordinary Income
Undistributed Long-
Term Capital Gains
Non-Expiring Capital
Loss Carryforwards
(a)
Net Unrealized Gains
(Losses)
(b)
Qualified Late-Year
Ordinary Losses
(c)
Total
Global Comm Services ..............
$ — $ — $ (120,960,219) $ (6,316,645) $ (13,056,735) $ (140,333,599)
Global Consumer Discretionary ........
— — (54,587,112) (44,377,730) (782,930) (99,747,772)
Global Consumer Staples ............
5,520,114 — (74,390,801) 363,976 — (68,506,711)
Global Energy ....................
17,922,357 — (276,254,933) 539,067,483 — 280,734,907
Global Financials ..................
3,248,427 — (149,872,218) 88,734,644 — (57,889,147)
Global Healthcare .................
20,925,894 — (260,266,171) 274,569,633 — 35,229,356
Global Industrials ..................
4,714,185 — (51,816,627) 175,894,513 — 128,792,071
Global Materials ...................
2,588,606 — (108,810,942) 8,671,930 — (97,550,406)
Global Tech ......................
6,468,331 31,524,249 — 2,072,776,056 — 2,110,768,636
Global Utilities ....................
1,795,890 — (51,365,052) 46,966,694 — (2,602,468)
(a)
Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains(losses) on certain futures contracts, the timing and recognition of partnership income, the characterization of corporate actions and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies.
(c)
The Funds have elected to defer these qualified late-year losses and recognize such losses in the next taxable year.
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Global Comm Services ............................................. $ 576,539,318  $ 55,646,065  $ (61,962,112) $ (6,316,047)
Global Consumer Discretionary ....................................... 296,630,245  9,095,588  (53,474,436) (44,378,848)
Global Consumer Staples ........................................... 971,397,860  115,426,474  (115,139,982) 286,492
Global Energy ................................................... 2,388,399,902  578,968,526  (39,921,065) 539,047,461
Global Financials ................................................. 427,442,293  109,635,564  (20,926,383) 88,709,181
Global Healthcare ................................................ 3,315,239,241  718,980,537  (444,854,169) 274,126,368
Global Industrials ................................................. 998,697,156  225,670,856  (49,823,372) 175,847,484
Global Materials .................................................. 308,797,316  42,142,299  (33,476,035) 8,666,264
Global Tech ..................................................... 4,193,170,983  2,224,769,248  (151,924,435) 2,072,844,813
Global Utilities ................................................... 271,487,211  53,651,936  (6,688,865) 46,963,071

Notes to Financial Statements
(continued)
68
2026
iShares Annual Financial Statements and Additional Information
events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries.
A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/
or errors by pricing services or other third-party service providers.
The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund's valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore each Fund's results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each
Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord.
If
these trends were to
continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Certain Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several
European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Funds’
investments.
Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. These events and actions have adversely affected, and may in the future adversely affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the Euro and non-European Union member states. The impact of these actions, especially if they occur in a disorderly

Notes to Financial Statements
( continued)
69
Notes to Financial Statements
fashion, is not clear but could be significant and far reaching. In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but have been, and may continue to be, significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.
The Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund's portfolio.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
Year Ended
03/31/26
Year Ended
03/31/25
iShares ETF Shares Amount Shares Amount
Global Comm Services
Shares sold ......................................................... 4,100,000  $ 480,393,955  2,100,000  $ 192,466,003
Shares redeemed ..................................................... (2,700,000) (325,218,741) (1,800,000) (169,154,069)
1,400,000  $ 155,175,214  300,000  $ 23,311,934
Global Consumer Discretionary
Shares sold ......................................................... 1,000,000  $ 206,104,660  400,000  $ 72,601,893
Shares redeemed ..................................................... (1,100,000) (224,106,094) (550,000) (97,841,624)
(100,000) $ (18,001,434) (150,000) $ (25,239,731)
Global Consumer Staples
Shares sold ......................................................... 5,300,000  $ 346,399,995  1,050,000  $ 66,639,917
Shares redeemed ..................................................... (2,000,000) (130,492,823) (4,000,000) (249,459,728)
3,300,000  $ 215,907,172  (2,950,000) $ (182,819,811)
Global Energy
Shares sold ......................................................... 20,700,000  $ 1,037,555,714  7,350,000  $ 312,664,052
Shares redeemed ..................................................... (13,200,000) (641,366,045) (42,450,000) (1,741,736,747)
7,500,000  $ 396,189,669  (35,100,000) $ (1,429,072,695)
Global Financials
Shares sold ......................................................... 900,000  $ 101,828,966  1,700,000  $ 166,167,271
Shares redeemed ..................................................... (900,000) (104,168,755) (1,800,000) (171,415,581)
—  $ (2,339,789) (100,000) $ (5,248,310)
Global Healthcare
Shares sold ......................................................... 6,250,000  $ 583,457,153  2,950,000  $ 277,947,889
Shares redeemed ..................................................... (11,250,000) (1,089,852,609) (3,750,000) (340,674,592)
(5,000,000) $ (506,395,456) (800,000) $ (62,726,703)
Global Industrials
Shares sold ......................................................... 2,300,000  $ 401,362,135  2,800,000  $ 399,453,063
Shares redeemed ..................................................... (2,300,000) (380,840,977) (400,000) (56,319,812)
—  $ 20,521,158  2,400,000  $ 343,133,251
Global Materials
Shares sold ......................................................... 900,000  $ 96,593,742  250,000  $ 20,824,952
Shares redeemed ..................................................... (700,000) (64,526,729) (350,000) (30,230,763)
200,000  $ 32,067,013  (100,000) $ (9,405,811)
Global Tech
Shares sold ......................................................... 9,800,000  $ 968,786,071  8,700,000  $ 704,430,022
Shares redeemed ..................................................... (6,450,000) (608,461,926) (10,850,000) (877,422,743)
3,350,000  $ 360,324,145  (2,150,000) $ (172,992,721)
Global Utilities
Shares sold ......................................................... 1,400,000  $ 111,571,141  600,000  $ 40,326,664
Shares redeemed ..................................................... (50,000) (3,950,685) (350,000) (22,540,280)
1,350,000  $ 107,620,456  250,000  $ 17,786,384

Notes to Financial Statements
(continued)
70
2026
iShares Annual Financial Statements and Additional Information
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or
Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized
Participant, each Fund’s custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund
Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or
Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
12. Foreign Withholding Tax Claims
The iShares Global Consumer Staples ETF, iShares Global Energy ETF, iShares Global Financials ETF, iShares Global Industrials ETF, iShares Global Materials ETF and
iShares Global Tech ETF have filed European Union Discrimination Claims (“ECJ Claims”) to recover taxes withheld by either Finland or Poland (the “ECJ Paying Countries”)
on dividend income based upon certain provisions in the Treaty on the Functioning of the European Union. The Funds have recorded receivables for all recoverable taxes withheld by the ECJ Paying Countries based upon previous determinations made by the local tax authorities. Professional and other fees associated with the filing of these claims for foreign withholding taxes have been approved by the Board as appropriate expenses of the Funds. Based upon the Fund’s evaluation of the facts and circumstances related to the outstanding ECJ Claims, ECJ Paying Countries’ tax claim receivables and related liabilities are disclosed in the Statements of Assets and
Liabilities. The collection of these receivables, and any payment of associated liabilities, depends upon future determinations made by the local tax authorities, the outcome of which is uncertain. If such future determinations are unfavorable, the potential negative impact to the Funds, as of March 31, 2026, are $5,368 or $0.00 per share, $11,262 or $0.00 per share, $21,661 or $0.00 per share, $23,937 or $0.00 per share, $1,612 or $0.00 per share and $8,480 or $0.00 per share, respectively.
Certain of the outstanding foreign tax reclaims are not deemed by the Funds to meet the recognition criteria under U.S. GAAP as of March 31, 2026 and have not been recorded in the applicable Fund’s net asset value. The recognition by the Funds of these amounts would have a positive impact on the applicable Fund's performance. If a Fund receives a tax refund that has not been previously recorded, investors in the Fund at the time the claim is successful will benefit from any resulting increase in the
Fund’s NAV. Investors who sold their shares prior to such time will not benefit from such NAV increase.
The Internal Revenue Service (“IRS”) has issued guidance to address U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes withheld in prior calendar years. These withheld foreign taxes were passed through to shareholders in the form of foreign tax credits in the year the taxes were withheld.
Assuming there are sufficient foreign taxes paid which the iShares Global Materials ETF is able to pass through to shareholders as a foreign tax credit in the current year, the Fund will be able to offset the prior years’ withholding taxes recovered against the foreign taxes paid in the current year. Accordingly, no federal income tax liability is recorded by the Fund.
The iShares Global Comm Services ETF, iShares Global Energy and iShares Global Industrials ETF are seeking a closing agreement with the Internal Revenue Service
(“IRS”) to address any prior years’ U.S. income tax liabilities attributable to Fund shareholders resulting from the recovery of foreign taxes. The closing agreement would result in the Funds paying a compliance fee to the IRS, on behalf of its shareholders, representing the estimated tax savings generated from foreign tax credits claimed by
Fund shareholders on their tax returns in prior years. The Funds have accrued a liability for the estimated IRS compliance fee related to foreign withholding tax claims, which is disclosed in the Statements of Assets and Liabilities. The actual IRS compliance fee may differ from the estimate and that difference may be material.
During the year, the iShares Global Comm Services ETF, iShares Global Energy ETF, iShares Global Financials ETF and iShares Global Utilities ETF filed a closing agreement with the IRS related to the recovery of foreign taxes received in fiscal year 2023, and iShares Global Financials ETF and iShares Global Utilities ETF in fiscal year
2024, and the related tax compliance fee was paid to the IRS.
13. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

Report of Independent Registered Public Accounting Firm
71
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of iShares Trust and Shareholders of each of the ten funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (ten of the funds constituting iShares Trust, hereafter collectively referred to as the "Funds") as of March 31, 2026, the related statements of operations for the year ended March 31, 2026, the statements of changes in net assets for each of the two years in the period ended March 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended March 31, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of March 31, 2026, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended March 31, 2026 and each of the financial highlights for each of the five years in the period ended March 31,
2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the
PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of March 31, 2026 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
May 22, 2026
We have served as the auditor of one or more BlackRock investment companies since 2000.
  iShares Global Comm Services ETF
  iShares Global Consumer Discretionary ETF
  iShares Global Consumer Staples ETF
  iShares Global Energy ETF
  iShares Global Financials ETF
  iShares Global Healthcare ETF
  iShares Global Industrials ETF
  iShares Global Materials ETF
  iShares Global Tech ETF
  iShares Global Utilities ETF

Important Tax Information
(unaudited)
72
2026
iShares Annual Financial Statements and Additional Information
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended March 31, 2026:
The Funds hereby designate the following amount, or maximum amount allowable by law, as capital gain dividends, subject to a long-term capital gains tax rate as noted
below, for the fiscal year ended March 31, 2026:
The Funds intend to pass through to their shareholders the following amounts, or maximum amounts allowable by law, of foreign source income earned and foreign taxes paid for the fiscal year ended March 31, 2026:
The following percentages, or maximum percentages allowable by law, of ordinary income distributions paid during the fiscal year ended March 31, 2026 qualified for the dividends-received deduction for corporate shareholders:
iShares ETF
Qualified Dividend
Income
Global Comm Services ........................................................................................................ $ 8,594,681
Global Consumer Discretionary .................................................................................................. 4,431,932
Global Consumer Staples ...................................................................................................... 24,424,095
Global Energy .............................................................................................................. 76,698,740
Global Financials ............................................................................................................ 13,855,429
Global Healthcare ........................................................................................................... 74,445,884
Global Industrials ............................................................................................................ 16,511,709
Global Materials ............................................................................................................. 6,613,697
Global Tech ................................................................................................................ 36,253,472
Global Utilities .............................................................................................................. 7,249,053
iShares ETF
20% Rate Long-
Term Capital Gain
Dividends
Global Tech ................................................................................................................ $ 47,171,963
iShares ETF
Foreign Source
Income Earned Foreign Taxes Paid
Global Financials ..........................................................................................
$ 10,524,175 $ 832,829
Global Materials ...........................................................................................
5,584,821 132,565
iShares ETF
Dividends-Received
Deduction
Global Comm Services ........................................................................................................ 22.46%
Global Consumer Discretionary .................................................................................................. 36.57
Global Consumer Staples ...................................................................................................... 62.48
Global Energy .............................................................................................................. 53.98
Global Financials ............................................................................................................ 34.07
Global Healthcare ........................................................................................................... 79.06
Global Industrials ............................................................................................................ 47.77
Global Materials ............................................................................................................. 19.78
Global Tech ................................................................................................................ 100.00
Global Utilities .............................................................................................................. 64.12

Additional Information
73
Additional Information
Premium/Discount Information
Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com .
Regulation under the Alternative Investment Fund Managers Directive
The Alternative Investment Fund Managers Directive, and its United Kingdom (“UK”) equivalent, (the “AIFMD”) impose detailed and prescriptive obligations on fund managers established in the European Union (the “EU”) and the UK. These do not currently apply to managers established outside of the EU or UK, such as BFA (the “Company”).
However, the Company is required to comply with certain disclosure, reporting and transparency obligations of the AIFMD because it has registered the iShares Global
Consumer Staples ETF and iShares Global Energy ETF (the “Funds”) to be marketed to investors in the EU and/or UK.
Report on Remuneration
BlackRock has a clear and well-defined pay-for-performance philosophy, and compensation programs which support that philosophy.
BlackRock operates a total compensation model for remuneration which includes a base salary, which is contractual, and a discretionary bonus scheme. Although all employees are eligible to receive a discretionary bonus, there is no contractual obligation to make a discretionary bonus award to any employees. For senior management and staff who have the ability to materially affect the risk profile of the Funds, a significant percentage of variable remuneration is deferred over time. All employees are subject to a clawback policy.
Remuneration decisions for employees are made once annually in January following the end of the performance year, based on BlackRock’s full-year financial results and other non-financial goals and objectives. Alongside financial performance, individual total compensation is also based on strategic and operating results and other considerations such as management and leadership capabilities. No set formulas are established, and no fixed benchmarks are used in determining annual incentive awards.
Annual incentive awards are paid from a bonus pool which is reviewed throughout the year by BlackRock's independent compensation committee, taking into account both actual and projected financial information together with information provided by the Enterprise Risk and Regulatory Compliance departments in relation to any activities, incidents or events that warrant consideration in making compensation decisions. Individuals are not involved in setting their own remuneration.
Each of the control functions (Enterprise Risk, Legal & Compliance, Finance, Human Resources and Internal Audit) each have their own organizational structures which are independent of the business units and therefore staff members in control functions are remunerated independently of the businesses they oversee. Functional bonus pools for those control functions are determined with reference to the performance of each individual function and the remuneration of the senior members of control functions is directly overseen by BlackRock's independent remuneration committee.
The Company is required under the AIFMD to make quantitative disclosures of remuneration. These disclosures are made in line with BlackRock’s interpretation of currently available regulatory guidance on quantitative remuneration disclosures. As market or regulatory practice develops BlackRock may consider it appropriate to make changes to the way in which quantitative remuneration disclosures are calculated. Where such changes are made, this may result in disclosures in relation to a fund not being comparable to the disclosures made in the prior year, or in relation to other BlackRock fund disclosures in that same year.
Remuneration information at an individual AIF level is not readily available. Disclosures are provided in relation to (a) the staff of the Company; (b) staff who are senior management; (c) staff who have the ability to materially affect the risk profile of the Funds; and (d) staff of companies to which portfolio management and risk management has been formally delegated.
All individuals included in the aggregated figures disclosed are rewarded in line with BlackRock’s remuneration policy for their responsibilities across the relevant BlackRock business area. As all individuals have a number of areas of responsibilities, only the portion of remuneration for those individuals’ services attributable to the Funds is included in the aggregate figures disclosed.
Members of staff and senior management of the Company typically provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of the Company and across the broader BlackRock group. Conversely, members of staff and senior management of the broader BlackRock group may provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of the broader BlackRock group and of the Company. Therefore, the figures disclosed are a sum of individuals’ portion of remuneration attributable to the Company according to an objective apportionment methodology which acknowledges the multiple-service nature of the Company and the broader BlackRock group. Accordingly, the figures are not representative of any individual’s actual remuneration or their remuneration structure.
The amount of the total remuneration awarded to the Company’s staff in respect of the Company’s financial year ending December 31, 2025, was USD 10.34 million.
This figure is comprised of fixed remuneration of USD 0.64 million and variable remuneration of USD 9.70 million. There was a total of 5 beneficiaries of the remuneration described above.
The amount of the aggregate remuneration awarded by the Company in respect of the Company’s financial year ending December 31, 2025, to its senior management was
USD 9.17 million, and to other members of its staff whose actions potentially have a material impact on the risk profile of the Company, or its funds was USD 1.17 million.
Disclosures under the EU Sustainable Finance Disclosure Regulation
The iShares Global Consumer Staples ETF and iShares Global Energy ETF (the "Funds") are registered under the Alternative Investment Fund Managers Directive to be marketed to European Union (“EU”) investors, as noted above. As a result, certain disclosures are required under the EU Sustainable Finance Disclosure Regulation
(“SFDR”).
Each Fund has not been categorized under the SFDR as an "Article 8" or "Article 9" product. In addition, each Fund's investment strategy does not take into account the criteria for environmentally sustainable economic activities under the EU sustainable investment taxonomy regulation or principal adverse impacts (“PAIs”) on sustainability

Additional Information
(continued)
74
2026
iShares Annual Financial Statements and Additional Information
factors under the SFDR. PAIs are identified under the SFDR as the material impacts of investment decisions on sustainability factors relating to environmental, social and employee matters, respect for human rights, and anti-corruption and anti-bribery matters.
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
Go to icsdelivery.com .
If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com .

Glossary of Terms Used in these Financial Statements
75
Glossary of Terms Used in these Financial Statements
Portfolio Abbreviation
ADR American Depositary Receipt
CPO Certificate of  Participation (Ordinary)
NVS Non-Voting Shares

Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

March 31, 2026
2026 Annual Financial Statements and
Additional Information
iShares Trust
iShares Asia 50 ETF | AIA | NASDAQ
iShares Blockchain and Tech ETF | IBLC | NYSE Arca
iShares Emerging Markets Infrastructure ETF | EMIF | NASDAQ
iShares Europe ETF | IEV | NYSE Arca
iShares Future AI & Tech ETF | ARTY | NYSE Arca
iShares Future Metaverse Tech and Communications ETF | IVRS | NYSE Arca
iShares India 50 ETF | INDY | NASDAQ
iShares International Developed Small Cap Value Factor ETF | ISVL | Cboe BZX Exchange
iShares International Dividend Growth ETF | IGRO | Cboe BZX Exchange
iShares Latin America 40 ETF | ILF | NYSE Arca

Page
2

Important Tax Information
(unaudited)
................................................................................................. 80
Additional Information ................................................................................................... 81
Glossary of Terms Used in these Financial Statements ................................................................................ 83

iShares
®
Asia 50 ETF
Schedule of Investments
March 31, 2026
(Percentages shown are based on Net Assets)
3
Schedule of Investments
Security Shares Value
a
Common Stocks
China  —  31 .0%
Agricultural Bank of China Ltd. , Class H .......... 26,183,000 $ 18,728,816
Alibaba Group Holding Ltd. .................. 9,335,100 146,322,883
Baidu, Inc. , Class A
(a)
...................... 1,903,200 26,603,276
Bank of China Ltd. , Class H .................. 78,139,000 49,894,553
Bank of Communications Co. Ltd. , Class H ....... 18,211,000 16,459,157
BeOne Medicines Ltd. , Class H
(a)
.............. 801,300 17,975,092
BYD Co. Ltd. , Class H ..................... 3,235,100 44,228,118
China Construction Bank Corp. , Class H ......... 84,302,960 90,980,907
China Merchants Bank Co. Ltd. , Class H ......... 2,895,000 18,395,479
Industrial & Commercial Bank of China Ltd. , Class H . 67,670,115 59,647,668
JD.com, Inc. , Class A ...................... 2,461,800 36,288,160
Kuaishou Technology , Class B
(b)
............... 2,497,700 14,712,267
Meituan , Class B
(a) (b) (c)
...................... 4,950,580 54,021,933
NetEase, Inc. ........................... 1,456,300 32,540,735
PetroChina Co. Ltd. , Class H ................. 17,826,000 24,454,781
Ping An Insurance Group Co of China Ltd. , Class H .. 5,862,000 45,074,157
Pop Mart International Group Ltd.
(b) (c)
............ 579,800 10,786,224
Tencent Holdings Ltd. ...................... 3,774,800 238,085,461
Trip.com Group Ltd.
(a)
...................... 515,950 25,497,590
Xiaomi Corp. , Class B
(a) (b)
................... 15,284,030 63,133,118
1,033,830,375
a
Hong Kong  —  5 .5%
AIA Group Ltd. .......................... 9,202,800 102,255,278
CK Hutchison Holdings Ltd. .................. 2,611,148 20,043,223
Hong Kong Exchanges & Clearing Ltd. .......... 429,100 21,647,225
Sun Hung Kai Properties Ltd. ................. 1,389,000 23,128,013
Techtronic Industries Co. Ltd. ................. 1,244,500 16,527,242
183,600,981
a
Singapore  —  5 .3%
DBS Group Holdings Ltd. ................... 1,394,560 62,058,087
Oversea-Chinese Banking Corp. Ltd. ........... 3,243,074 55,546,556
Singapore Telecommunications Ltd. ............ 6,427,300 24,695,389
United Overseas Bank Ltd. .................. 1,211,100 34,668,633
176,968,665
a
South Korea  —  23 .3%
Celltrion, Inc. ............................ 133,936 17,910,256
Doosan Enerbility Co. Ltd.
(a)
.................. 382,363 24,026,916
Hanwha Aerospace Co. Ltd. ................. 28,983 24,713,996
Hyundai Motor Co.
(c)
....................... 115,476 35,573,577
KB Financial Group, Inc. .................... 299,782 29,429,735
Kia Corp. .............................. 208,305 20,566,156
NAVER Corp. ........................... 121,737 16,574,302
Samsung Electronics Co. Ltd. ................ 3,620,181 423,421,051
Shinhan Financial Group Co. Ltd. .............. 400,825 23,889,714
SK hynix, Inc. ........................... 244,307 138,611,182
SK Square Co. Ltd.
(a)
...................... 75,163 24,747,604
779,464,489
a
Security Shares Value
a
Taiwan  —  32 .8%
ASE Technology Holding Co. Ltd. .............. 3,008,000 $ 33,106,522
Cathay Financial Holding Co. Ltd. .............. 8,441,235 18,873,206
CTBC Financial Holding Co. Ltd. .............. 16,994,359 27,617,826
Delta Electronics, Inc. ...................... 1,629,000 73,452,172
Fubon Financial Holding Co. Ltd. .............. 9,406,304 25,751,814
Hon Hai Precision Industry Co. Ltd. ............. 10,345,052 63,236,861
MediaTek, Inc. ........................... 1,359,112 65,189,993
Quanta Computer, Inc. ..................... 2,350,000 21,147,547
Taiwan Semiconductor Manufacturing Co. Ltd. ..... 12,936,343 748,167,251
United Microelectronics Corp. ................ 10,059,000 18,031,762
1,094,574,954
a
Total Common Stocks — 97.9%
(Cost: $ 2,689,856,162 ) ............................... 3,268,439,464
a
Preferred Stocks
South Korea  —  1 .7%
Hyundai Motor Co. , Series 1, Preference Shares , NVS 21,808 3,412,378
Hyundai Motor Co. , Series 2, Preference Shares , NVS 30,142 4,771,833
Samsung Electronics Co. Ltd. , Preference Shares ,
NVS ................................ 593,806 47,934,111
56,118,322
a
Total Preferred Stocks — 1.7%
(Cost: $ 45,358,402 ) ................................. 56,118,322
a
Total Long-Term Investments — 99.6%
(Cost: $ 2,735,214,564 ) ............................... 3,324,557,786
a
Short-Term Securities
Money Market Funds  —  0 .5%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.77%
(d) (e) (f)
...................... 6,693,327 6,694,666
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.62%
(d) (e)
............................ 10,503,634 10,503,634
a
Total Short-Term Securities — 0.5%
(Cost: $ 17,198,300 ) ................................. 17,198,300
Total Investments —  100.1%
(Cost: $ 2,752,412,864 ) ............................... 3,341,756,086
Liabilities in Excess of Other Assets — ( 0 .1 ) % ............... (4,596,470)
Net Assets — 100.0% ................................. $ 3,337,159,616
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
All or a portion of this security is on loan.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(continued)
March 31, 2026
iShares
®
Asia 50 ETF
4
2026
iShares Annual Financial Statements and Additional Information
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended March 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended March 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/26
  Shares Held
at 03/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ — $ 6,694,917
(a)
$ — $ (251) $ — $ 6,694,666 6,693,327 $ 5,259
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. 360,000 10,143,634
(a)
— — — 10,503,634 10,503,634 163,125 —
$ — $ (251) $ —
$ 17,198,300
$ 168,384 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
FTSE Taiwan Index .................................................................... 27 04/29/26 $ 2,889 $ 29,021
MSCI China Index ..................................................................... 51 06/19/26 1,602 33,440
MSCI Emerging Markets Index ............................................................. 96 06/19/26 6,982 122,026
$ 184,487
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 184,487 $ — $ — $ — $ 184,487
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts .................................. $ — $ — $ 319,518 $ — $ — $ — $ 319,518
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts .................................. $ — $ — $ 298,251 $ — $ — $ — $ 298,251

iShares
®
Asia 50 ETF
Schedule of Investments
(continued)
March 31, 2026
5
Schedule of Investments
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 8,120,377
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 24,695,389 $ 3,243,744,075 $ — $ 3,268,439,464
Preferred Stocks ......................................... — 56,118,322 — 56,118,322
Short-Term Securities
Money Market Funds ...................................... 17,198,300 — — 17,198,300
$ 41,893,689 $ 3,299,862,397 $ — $ 3,341,756,086
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 184,487 $ — $ — $ 184,487
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
March 31, 2026
iShares
®
Blockchain and Tech ETF
(Percentages shown are based on Net Assets)
6
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Common Stocks
Capital Markets  —  20 .2%
Bakkt, Inc. , Class A
(a)
...................... 10,963 $ 80,688
Bitgo Holdings, Inc. , Class A
(a) (b)
............... 34,808 286,470
Bullish
(a) (b)
.............................. 31,354 1,120,278
Coinbase Global, Inc. , Class A
(a)
............... 43,330 7,565,851
Etoro Group Ltd. , Class A
(a)
.................. 15,146 454,834
Galaxy Digital, Inc. , Class A
(a) (b)
............... 98,328 1,814,152
Gemini Space Station, Inc. , Class A
(a)
........... 19,111 84,471
HashKey Holdings Ltd.
(a)
.................... 213,600 114,748
OSL Group Ltd.
(a) (b)
........................ 326,000 585,640
Robinhood Markets, Inc. , Class A
(a)
............. 9,839 681,843
Twenty One Capital, Inc. , Class A , NVS
(a) (b)
........ 135,890 869,696
Voyager Digital Ltd.
(a) (c)
..................... 57,043 —
13,658,671
a
Financial Services  —  5 .4%
Block, Inc. , Class A
(a)
...................... 6,768 407,298
Mastercard, Inc. , Class A .................... 5,453 2,724,646
PayPal Holdings, Inc. ...................... 11,869 536,835
3,668,779
a
Insurance  —  1 .4%
Ping An Insurance Group Co of China Ltd. , Class A .. 113,000 939,092
a
Interactive Media & Services  —  4 .0%
Tencent Holdings Ltd. ...................... 42,900 2,705,803
a
IT Services  —  8 .6%
Applied Digital Corp.
(a) (b)
.................... 134,019 3,181,611
International Business Machines Corp. .......... 11,004 2,667,260
5,848,871
a
Semiconductors & Semiconductor Equipment  —  9 .7%
Advanced Micro Devices, Inc.
(a)
............... 14,803 3,011,374
Infineon Technologies AG ................... 16,851 764,464
NVIDIA Corp. ........................... 16,019 2,793,714
6,569,552
a
Software  —  50 .4%
American Bitcoin Corp. , Class A
(a) (b)
............. 64,351 59,486
Bit Digital, Inc.
(a) (b)
......................... 168,080 220,185
Bitdeer Technologies Group , Class A
(a) (b)
......... 63,239 547,017
Bitfarms Ltd.
(a) (b)
.......................... 283,857 553,521
BitMine Immersion Technologies, Inc. ........... 228,582 4,521,352
Security Shares Value
a
Software (continued)
Chaince Digital Holdings, Inc.
(a)
............... 12,280 $ 48,874
Cipher Digital, Inc.
(a) (b)
...................... 173,038 2,226,999
Circle Internet Group, Inc. , Class A
(a)
............ 83,854 8,000,510
Cleanspark, Inc.
(a) (b)
....................... 130,008 1,106,368
Core Scientific, Inc.
(a)
...................... 157,160 2,351,114
Digi Power X, Inc.
(a) (b)
...................... 31,249 63,436
Hive Digital Technologies Ltd.
(a) (b)
.............. 133,492 253,635
Hut 8 Corp.
(a)
............................ 58,532 2,745,736
IREN Ltd.
(a) (b)
............................ 159,125 5,454,805
MARA Holdings, Inc.
(a) (b)
.................... 195,716 1,597,043
Northern Data AG
(a)
....................... 5,731 57,744
Riot Platforms, Inc.
(a)
...................... 183,408 2,266,923
Terawulf, Inc.
(a) (b)
......................... 144,640 2,087,155
34,161,903
a
Specialty Retail  —  0 .1%
Cango, Inc. , Class A
(a)
...................... 114,166 46,922
a
Technology Hardware, Storage & Peripherals  —  0 .2%
Canaan, Inc. , ADR
(a) (b)
...................... 302,078 130,437
a
a
Total Long-Term Investments — 100.0%
(Cost: $ 69,906,257 ) ................................. 67,730,030
a
Short-Term Securities
Money Market Funds  —  19 .7%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.77%
(d) (e) (f)
...................... 13,322,747 13,325,411
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.62%
(d) (e)
............................ 26,112 26,112
a
Total Short-Term Securities — 19.7%
(Cost: $ 13,351,525 ) ................................. 13,351,523
Total Investments — 119.7%
(Cost: $ 83,257,782 ) ................................. 81,081,553
Liabilities in Excess of Other Assets — ( 19 .7 ) % .............. (13,336,457)
Net Assets — 100.0% ................................. $ 67,745,096
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended March 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/26
  Shares Held
at 03/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 11,977,477 $ 1,352,923
(a)
$ — $ (4,043) $ (946) $ 13,325,411 13,322,747 $ 216,453
(b)
$ —

iShares
®
Blockchain and Tech ETF
Schedule of Investments
(continued)
March 31, 2026
7
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended March 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Affiliates (continued)
Affiliated Issuer
Value at
03/31/25
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/26
  Shares Held
at 03/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ...... $ 30,000 $ — $ (3,888)
(a)
$ — $ — $ 26,112 26,112 $ 4,056 $ —
$ — $ (4,043) $ (946)
$ 13,351,523
$ 220,509 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Micro E-Mini Russell 2000 Index ........................................................... 1 06/18/26 $ 13 $ (46)
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts – –
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 46 $ — $ — $ — $ 46
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts .................................. $ — $ — $ 4,066 $ — $ — $ — $ 4,066
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts .................................. $ — $ — $ 463 $ — $ — $ — $ 463
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 96,670
a

Schedule of Investments
(continued)
March 31, 2026
iShares
®
Blockchain and Tech ETF
8
2026
iShares Annual Financial Statements and Additional Information
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 60,748,387 $ 6,981,643 $ — $ 67,730,030
Short-Term Securities
Money Market Funds ...................................... 13,351,523 — — 13,351,523
$ 74,099,910 $ 6,981,643 $ — $ 81,081,553
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (46) $ — $ — $ (46)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

iShares
®
Emerging Markets Infrastructure ETF
Schedule of Investments
March 31, 2026
(Percentages shown are based on Net Assets)
9
Schedule of Investments
Security Shares Value
a
Common Stocks
Brazil  —  15 .1%
Cia de Saneamento Basico do Estado de Sao Paulo
SABESP , ADR ......................... 39,158 $ 1,194,711
Cia Paranaense de Energia - Copel , ADR ........ 38,271 456,956
Motiva Infraestrutura de Mobilidade SA .......... 148,682 453,809
2,105,476
a
China  —  32 .5%
Anhui Expressway Co. Ltd. , Class H ............ 60,000 113,630
Beijing Capital International Airport Co. Ltd. , Class H
(a)
280,000 65,666
CGN Power Co. Ltd. , Class H
(b)
............... 878,000 395,211
China Gas Holdings Ltd. .................... 239,000 218,392
China Longyuan Power Group Corp. Ltd. , Class H .. 275,000 251,722
China Merchants Port Holdings Co. Ltd. ......... 178,000 334,004
China Oilfield Services Ltd. , Class H ............ 354,000 405,612
China Resources Power Holdings Co. Ltd. ........ 180,000 420,482
China Suntien Green Energy Corp. Ltd. , Class H ... 360,000 179,513
COSCO SHIPPING Energy Transportation Co. Ltd. ,
Class H ............................. 252,000 576,233
COSCO SHIPPING Ports Ltd. ................ 208,000 137,715
Guangdong Investment Ltd. .................. 228,000 228,364
Huaneng Power International, Inc. , Class H ....... 338,000 255,931
Jiangsu Expressway Co. Ltd. , Class H .......... 184,000 237,284
Kunlun Energy Co. Ltd. ..................... 316,000 288,744
Shenzhen International Holdings Ltd. ........... 208,999 190,608
Zhejiang Expressway Co. Ltd. , Class H .......... 250,000 229,787
4,528,898
a
Greece  —  1 .5%
Okeanis Eco Tankers Corp.
(b)
................. 4,109 213,451
a
Mexico  —  20 .8%
Grupo Aeroportuario del Centro Norte SAB de CV , ADR 5,049 579,272
Grupo Aeroportuario del Pacifico SAB de CV , ADR .. 5,895 1,455,299
Grupo Aeroportuario del Sureste SAB de CV , ADR .. 2,580 867,215
2,901,786
a
Qatar  —  4 .4%
Qatar Gas Transport Co. Ltd. ................. 529,596 609,194
a
South Korea  —  4 .3%
Korea Electric Power Corp. , ADR
(c)
............. 42,513 605,810
a
Security Shares Value
a
Thailand  —  7 .4%
Airports of Thailand PCL , NVDR ............... 643,800 $ 1,027,195
a
United Arab Emirates  —  5 .1%
ADNOC Drilling Co. PJSC ................... 499,411 706,267
a
Total Common Stocks — 91.1%
(Cost: $ 11,461,424 ) ................................. 12,698,077
a
Preferred Stocks
Brazil  —  8 .8%
Axia Energia , Preference Shares , NVS , ADR ...... 75,564 852,362
Cia Energetica de Minas Gerais , Preference Shares ,
ADR ................................ 157,708 376,922
1,229,284
a
Total Preferred Stocks — 8.8%
(Cost: $ 899,251 ) ................................... 1,229,284
a
Total Long-Term Investments — 99.9%
(Cost: $ 12,360,675 ) ................................. 13,927,361
a
Short-Term Securities
Money Market Funds  —  4 .2%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.77%
(d) (e) (f)
...................... 584,644 584,761
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.62%
(d) (e)
............................ 2,275 2,275
a
Total Short-Term Securities — 4.2%
(Cost: $ 587,036 ) ................................... 587,036
Total Investments —  104.1%
(Cost: $ 12,947,711 ) ................................. 14,514,397
Liabilities in Excess of Other Assets — ( 4 .1 ) % ............... (565,593)
Net Assets — 100.0% ................................. $ 13,948,804
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
All or a portion of this security is on loan.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended March 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/26
  Shares Held
at 03/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ — $ 585,129
(a)
$ — $ (368) $ — $ 584,761 584,644 $ 2,872
(b)
$ —

Schedule of Investments
(continued)
March 31, 2026
iShares
®
Emerging Markets Infrastructure ETF
10
2026
iShares Annual Financial Statements and Additional Information
Derivative Financial Instruments Categorized by Risk Exposure
For the period ended March 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Affiliates (continued)
Affiliated Issuer
Value at
03/31/25
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/26
  Shares Held
at 03/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Treasury,
SL Agency Shares $ 30,000 $ — $ (27,725)
(a)
$ — $ — $ 2,275 2,275 $ 1,002 $ —
$ — $ (368) $ —
$ 587,036
$ 3,874 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts .................................. $ — $ — $ 20,954 $ — $ — $ — $ 20,954
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 83,765
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 7,305,093 $ 5,392,984 $ — $ 12,698,077
Preferred Stocks ......................................... 1,229,284 — — 1,229,284
Short-Term Securities
Money Market Funds ...................................... 587,036 — — 587,036
$ 9,121,413 $ 5,392,984 $ — $ 14,514,397

iShares
®
Europe ETF
Schedule of Investments
March 31, 2026
(Percentages shown are based on Net Assets)
11
Schedule of Investments
Security Shares Value
a
Common Stocks
Austria  —  0 .5%
BAWAG Group AG
(a) (b)
..................... 9,548 $ 1,451,559
Erste Group Bank AG ...................... 40,074 4,329,006
OMV AG .............................. 18,167 1,329,098
Verbund AG ............................ 10,557 806,757
7,916,420
a
Belgium  —  1 .6%
Ageas SA/N.V. .......................... 22,180 1,632,736
Anheuser-Busch InBev SA/N.V. ............... 122,470 8,473,218
Argenx SE
(a)
............................ 7,671 5,567,145
Groupe Bruxelles Lambert N.V. ............... 9,337 849,335
KBC Group N.V. ......................... 31,114 3,808,104
Syensqo SA ............................ 8,503 495,661
UCB SA ............................... 15,102 4,550,184
25,376,383
a
Denmark  —  2 .5%
AP Moller - Maersk A.S. , Class A .............. 331 810,463
AP Moller - Maersk A.S. , Class B , NVS .......... 542 1,353,851
Carlsberg A.S. , Class B .................... 11,019 1,368,939
Coloplast A.S. , Class B ..................... 14,547 990,926
Danske Bank A.S. ........................ 81,627 4,022,787
DSV A.S. .............................. 24,572 5,934,336
Genmab A.S.
(a)
.......................... 8,061 2,171,000
Novo Nordisk A.S. , Class B .................. 397,508 14,546,592
Novonesis Novozymes B ................... 43,649 2,593,237
Orsted A.S.
(a) (b)
.......................... 57,260 1,419,991
Pandora A.S. ........................... 9,875 705,805
Tryg A.S. .............................. 39,515 941,852
Vestas Wind Systems A.S. .................. 125,495 3,786,299
Zealand Pharma A.S.
(a)
..................... 7,779 362,268
41,008,346
a
Finland  —  1 .4%
Elisa OYJ .............................. 17,923 873,037
Fortum OYJ ............................ 56,065 1,433,734
Kesko OYJ , Class B ....................... 34,810 773,073
Kone OYJ , Class B ....................... 48,052 3,067,675
Metso OYJ ............................. 88,249 1,529,381
Neste OYJ ............................. 53,958 1,753,503
Nokia OYJ ............................. 672,799 5,397,205
Sampo OYJ , Class A ...................... 313,116 3,330,344
Stora Enso OYJ , Class R ................... 74,110 870,266
UPM-Kymmene OYJ ...................... 66,378 2,077,615
Wartsila OYJ Abp ......................... 59,144 2,202,994
23,308,827
a
France  —  15 .6%
Accor SA .............................. 26,161 1,254,765
Air Liquide SA ........................... 71,851 14,851,494
Airbus SE .............................. 76,801 14,520,984
Alstom SA
(a)
............................ 41,261 1,179,991
ArcelorMittal SA .......................... 52,812 2,738,910
Arkema SA ............................. 7,666 526,331
AXA SA ............................... 208,166 9,565,547
BNP Paribas SA ......................... 124,752 11,884,328
Bouygues SA ........................... 23,292 1,349,928
Bureau Veritas SA ........................ 43,368 1,298,065
Capgemini SE ........................... 19,034 2,245,982
Carrefour SA ............................ 69,212 1,281,519
Cie de Saint-Gobain SA .................... 57,065 4,724,663
Cie Generale des Etablissements Michelin SCA .... 88,937 3,046,883
Credit Agricole SA ........................ 138,749 2,589,659
Security Shares Value
a
France (continued)
Danone SA ............................. 80,784 $ 6,455,219
Dassault Systemes SE ..................... 81,189 1,643,610
Edenred SE ............................ 30,264 602,826
Eiffage SA ............................. 9,046 1,387,363
Engie SA .............................. 230,359 7,423,882
EssilorLuxottica SA ....................... 36,364 8,473,726
Eurofins Scientific SE ...................... 14,263 1,040,757
Euronext N.V.
(b)
.......................... 11,494 1,845,728
Gecina SA ............................. 6,402 505,126
Getlink SE ............................. 39,003 841,640
Hermes International SCA ................... 4,327 8,196,856
Kering SA .............................. 8,654 2,627,903
Legrand SA ............................ 32,793 5,094,544
L'Oreal SA ............................. 28,582 11,669,760
LVMH Moet Hennessy Louis Vuitton SE .......... 31,765 17,364,317
Orange SA ............................. 227,052 4,655,260
Pernod Ricard SA ........................ 24,851 1,847,967
Publicis Groupe SA ....................... 28,032 2,320,194
Renault SA ............................. 23,348 800,460
Safran SA .............................. 42,237 13,821,187
Sanofi SA .............................. 134,430 12,981,874
Sartorius Stedim Biotech .................... 3,353 653,037
Schneider Electric SE ...................... 67,269 18,322,840
Societe Generale SA ...................... 85,075 6,211,912
Sodexo SA ............................. 9,761 501,052
STMicroelectronics N.V. .................... 81,437 2,785,143
Thales SA .............................. 11,356 3,330,092
TotalEnergies SE ......................... 252,701 23,191,408
Unibail-Rodamco-Westfield .................. 15,172 1,673,859
Veolia Environnement SA ................... 83,165 3,167,423
Vinci SA ............................... 62,633 9,401,163
253,897,177
a
Germany  —  13 .2%
adidas AG ............................. 22,595 3,657,153
Allianz SE , Registered ..................... 47,418 20,025,494
BASF SE .............................. 110,794 6,823,843
Bayer AG , Registered ...................... 122,726 5,679,539
Bayerische Motoren Werke AG ............... 33,022 3,054,756
Beiersdorf AG ........................... 11,417 1,026,244
Brenntag SE ............................ 14,984 1,014,990
Commerzbank AG ........................ 123,115 4,491,150
Continental AG .......................... 13,381 934,090
Daimler Truck Holding AG ................... 59,865 2,948,100
Delivery Hero SE , Class A
(a) (b)
................. 28,758 534,357
Deutsche Bank AG , Registered ............... 243,243 7,238,930
Deutsche Boerse AG ...................... 23,426 6,862,538
Deutsche Post AG ........................ 114,674 6,044,112
Deutsche Telekom AG , Registered ............. 427,987 15,973,873
E.ON SE .............................. 276,721 6,060,595
Fresenius Medical Care AG .................. 26,039 1,180,023
Fresenius SE & Co. KGaA ................... 51,140 2,653,949
GEA Group AG .......................... 18,110 1,298,807
Hannover Rueck SE ....................... 7,465 2,347,002
Heidelberg Materials AG .................... 15,990 3,374,474
Henkel AG & Co. KGaA .................... 11,934 857,224
Infineon Technologies AG ................... 162,264 7,361,289
LEG Immobilien SE ....................... 9,209 601,548
Mercedes-Benz Group AG ................... 89,443 5,497,426
Merck KGaA ............................ 16,098 2,045,311
MTU Aero Engines AG ..................... 6,763 2,467,269
Muenchener Rueckversicherungs-Gesellschaft AG in
Muenchen , Registered ................... 16,213 10,239,180
QIAGEN N.V. ........................... 26,109 1,057,669

Schedule of Investments
(continued)
March 31, 2026
iShares
®
Europe ETF
(Percentages shown are based on Net Assets)
12
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Germany (continued)
Rheinmetall AG .......................... 5,724 $ 9,655,163
RWE AG .............................. 83,007 5,584,611
SAP SE ............................... 127,205 21,686,236
Siemens AG , Registered .................... 91,836 22,374,382
Siemens Energy AG ....................... 90,124 15,541,835
Siemens Healthineers AG
(b)
.................. 36,408 1,553,386
Symrise AG , Class A ...................... 16,231 1,385,993
Volkswagen AG .......................... 3,598 376,316
Vonovia SE ............................. 103,580 2,590,788
Zalando SE
(a) (b)
.......................... 27,399 669,378
214,769,023
a
Ireland  —  0 .6%
AIB Group PLC .......................... 268,791 2,869,374
Bank of Ireland Group PLC .................. 117,040 2,123,484
Kerry Group PLC , Class A ................... 20,173 1,606,169
Kingspan Group PLC ...................... 18,846 1,611,519
Ryanair Holdings PLC ..................... 65,642 1,847,944
10,058,490
a
Italy  —  5 .0%
Banca Monte dei Paschi di Siena SpA ........... 267,681 2,335,658
Banco BPM SpA ......................... 190,688 2,652,563
BPER Banca SpA ........................ 171,326 2,245,264
Enel SpA .............................. 962,273 10,520,367
Eni SpA ............................... 259,209 7,370,292
Ferrari N.V. ............................. 15,317 5,197,117
FinecoBank Banca Fineco SpA ............... 76,011 1,691,147
Generali ............................... 130,732 5,259,546
Intesa Sanpaolo SpA ...................... 1,901,421 11,499,576
Leonardo SpA ........................... 49,234 3,348,869
Moncler SpA ............................ 28,036 1,688,006
Poste Italiane SpA
(b)
....................... 56,466 1,329,139
Prysmian SpA ........................... 36,606 4,322,842
Snam SpA ............................. 256,122 1,940,236
Stellantis N.V. ........................... 250,915 1,813,509
Telecom Italia SpA ........................ 1,462,316 1,026,697
Tenaris SA ............................. 41,661 1,217,848
Terna - Rete Elettrica Nazionale ............... 175,766 2,010,309
UniCredit SpA ........................... 193,822 13,905,524
81,374,509
a
Netherlands  —  7 .6%
ABN AMRO Bank N.V., CVA ................. 71,343 2,261,631
Adyen N.V.
(a) (b)
........................... 3,899 3,902,316
Aegon Ltd. ............................. 138,762 1,014,797
Akzo Nobel N.V. ......................... 21,405 1,230,473
ASM International N.V. ..................... 5,774 4,376,418
ASML Holding N.V. ....................... 48,381 64,334,925
ASR Nederland N.V. ....................... 19,498 1,342,375
BE Semiconductor Industries N.V. ............. 9,167 1,963,514
DSM-Firmenich AG ....................... 30,978 2,215,672
EXOR N.V. ............................. 11,545 883,744
Heineken Holding N.V. ..................... 14,069 1,001,238
Heineken N.V. ........................... 34,842 2,679,988
IMCD N.V. ............................. 7,275 761,299
ING Groep N.V. .......................... 342,168 8,881,543
Koninklijke Ahold Delhaize N.V. ............... 111,191 5,178,076
Koninklijke KPN N.V. ...................... 482,665 2,690,195
Koninklijke Philips N.V. ..................... 97,059 2,654,781
Magnum Ice Cream Co. N.V. (The)
(a)
............ 60,577 889,928
NN Group N.V. .......................... 33,650 2,627,927
Prosus N.V. , Class N
(a)
..................... 165,524 7,663,023
Randstad N.V. ........................... 14,802 386,330
Universal Music Group N.V. .................. 129,337 2,510,536
Security Shares Value
a
Netherlands (continued)
Wolters Kluwer N.V. ....................... 28,637 $ 2,138,846
123,589,575
a
Norway  —  1 .1%
Aker BP ASA ............................ 36,386 1,345,151
DNB Bank ASA .......................... 104,544 3,271,039
Equinor ASA ............................ 104,504 4,452,328
Kongsberg Gruppen ASA ................... 54,266 2,313,180
Mowi ASA .............................. 54,515 1,239,878
Norsk Hydro ASA ......................... 164,878 1,757,335
Orkla ASA .............................. 93,311 1,174,284
Telenor ASA ............................ 79,351 1,395,602
Yara International ASA ..................... 20,503 1,198,490
18,147,287
a
Portugal  —  0 .2%
EDP SA ............................... 371,346 1,965,051
Galp Energia SGPS SA , Class B .............. 52,263 1,253,140
Jeronimo Martins SGPS SA .................. 34,075 814,779
4,032,970
a
Spain  —  5 .9%
ACS Actividades de Construccion y Servicios SA ... 24,655 3,006,809
Aena SME SA
(b)
.......................... 92,490 2,728,205
Amadeus IT Group SA ..................... 55,489 3,172,901
Banco Bilbao Vizcaya Argentaria SA ............ 716,075 15,466,904
Banco de Sabadell SA ..................... 623,528 2,233,660
Banco Santander SA ...................... 1,830,956 20,526,337
CaixaBank SA ........................... 474,933 5,693,333
Cellnex Telecom SA
(b)
...................... 72,688 2,337,264
Enagas SA ............................. 27,104 536,965
Endesa SA ............................. 38,773 1,616,953
Ferrovial SE ............................ 59,911 3,897,597
Grifols SA , Class A ........................ 36,204 378,767
Iberdrola SA ............................ 774,948 17,741,778
Industria de Diseno Textil SA ................. 139,524 8,121,525
Naturgy Energy Group SA ................... 43,297 1,296,161
Redeia Corp. SA ......................... 51,048 865,281
Repsol SA ............................. 142,952 4,023,880
Telefonica SA ........................... 497,673 2,177,583
95,821,903
a
Sweden  —  5 .2%
AddTech AB , Class B ...................... 31,616 1,084,901
Alfa Laval AB ........................... 36,605 2,002,291
Assa Abloy AB , Class B .................... 123,076 4,448,935
Atlas Copco AB , Class A .................... 315,322 5,564,432
Atlas Copco AB , Class B .................... 193,467 3,024,326
Boliden AB
(a)
............................ 35,204 1,845,458
Epiroc AB , Class A ........................ 78,805 1,939,929
Epiroc AB , Class B ........................ 47,062 1,008,142
EQT AB ............................... 45,967 1,426,249
Essity AB , Class B ........................ 73,006 1,881,569
Evolution AB
(b)
........................... 18,075 1,135,985
Getinge AB , Class B ....................... 27,675 558,671
H & M Hennes & Mauritz AB , Class B ........... 59,488 1,112,952
Hexagon AB , Class B ...................... 259,876 2,529,144
Industrivarden AB , Class A .................. 17,550 874,098
Industrivarden AB , Class C .................. 21,726 1,076,930
Investor AB , Class B ....................... 227,329 8,610,020
Lifco AB , Class B ......................... 28,466 861,165
Nibe Industrier AB , Class B .................. 193,975 810,512
Nordea Bank Abp ........................ 430,129 7,377,971
Saab AB , Class B ........................ 39,071 2,557,187
Sandvik AB ............................. 132,753 5,103,269

iShares
®
Europe ETF
Schedule of Investments
(continued)
March 31, 2026
(Percentages shown are based on Net Assets)
13
Schedule of Investments
Security Shares Value
a
Sweden (continued)
Skandinaviska Enskilda Banken AB , Class A ...... 187,804 $ 3,470,411
Skanska AB , Class B ...................... 43,486 1,176,257
SKF AB , Class B ......................... 41,800 1,007,628
SSAB AB , Class B ........................ 74,291 585,643
Svenska Cellulosa AB SCA , Class B ............ 71,734 831,710
Svenska Handelsbanken AB , Class A ........... 194,938 2,570,008
Swedbank AB , Class A ..................... 112,303 3,827,680
Tele2 AB , Class B ........................ 68,034 1,408,132
Telefonaktiebolaget LM Ericsson , Class B ........ 361,425 4,120,330
Telia Co. AB ............................ 290,467 1,488,141
Trelleborg AB , Class B ..................... 22,029 823,874
Volvo AB , Class B ........................ 198,302 6,520,031
84,663,981
a
Switzerland  —  14 .5%
ABB Ltd. , Registered ...................... 192,957 15,688,934
Adecco Group AG , Registered ................ 20,051 482,270
Alcon AG .............................. 62,020 4,688,105
Barry Callebaut AG , Registered ............... 442 777,299
Chocoladefabriken Lindt & Spruengli AG , Participation
Certificates , NVS ....................... 124 1,741,205
Chocoladefabriken Lindt & Spruengli AG , Registered . 14 2,003,843
Cie Financiere Richemont SA , Class A, Registered .. 67,011 11,831,864
Galderma Group AG ....................... 22,818 4,484,505
Geberit AG , Registered ..................... 3,947 2,664,343
Givaudan SA , Registered ................... 1,006 3,401,790
Helvetia Baloise Holding AG ................. 9,458 2,447,827
Holcim AG
(a)
............................ 62,577 5,172,736
Julius Baer Group Ltd. ..................... 26,044 1,915,640
Kuehne + Nagel International AG , Registered ...... 6,680 1,529,754
Logitech International SA , Registered ........... 17,561 1,630,794
Lonza Group AG , Registered ................. 8,765 5,622,908
Nestle SA , Registered ..................... 321,151 31,502,024
Novartis AG , Registered .................... 236,973 36,374,009
Partners Group Holding AG .................. 2,681 2,889,690
Roche Holding AG , Bearer .................. 3,579 1,483,002
Roche Holding AG , NVS .................... 87,566 34,946,789
Sandoz Group AG ........................ 54,780 4,292,061
Schindler Holding AG , Participation Certificates , NVS 5,035 1,658,492
Schindler Holding AG , Registered .............. 2,644 832,734
SGS SA , Registered ....................... 20,570 2,167,852
SIG Group AG
(a)
.......................... 41,805 626,671
Sika AG , Registered ....................... 20,188 3,341,481
Sonova Holding AG , Registered ............... 6,180 1,409,123
Straumann Holding AG , Registered ............. 14,095 1,474,663
Swatch Group AG (The) , Bearer ............... 3,469 765,821
Swatch Group AG (The) , Registered ............ 6,810 301,734
Swiss Life Holding AG , Registered ............. 3,533 3,848,190
Swiss Prime Site AG , Registered .............. 10,062 1,703,679
Swiss Re AG ............................ 37,239 6,255,302
Swisscom AG , Registered ................... 3,124 2,621,545
Temenos AG , Registered ................... 6,919 606,425
UBS Group AG , Registered .................. 377,932 14,736,852
VAT Group AG
(b)
......................... 3,353 2,091,740
Zurich Insurance Group AG .................. 19,133 13,523,558
235,537,254
a
United Kingdom  —  23 .8%
3i Group PLC ........................... 127,724 4,162,654
Aberdeen Group PLC ...................... 229,016 580,170
Admiral Group PLC ....................... 33,512 1,401,665
Anglo American PLC ...................... 146,652 6,296,591
Antofagasta PLC ......................... 42,872 1,922,572
Associated British Foods PLC ................ 35,708 893,856
AstraZeneca PLC ........................ 192,837 37,707,337
Security Shares Value
a
United Kingdom (continued)
Autotrader Group PLC
(b)
.................... 107,725 $ 674,260
Aviva PLC ............................. 377,296 3,027,947
BAE Systems PLC ........................ 372,954 10,934,453
Barclays PLC ........................... 1,729,402 9,050,800
Barratt Redrow PLC ....................... 174,847 608,132
Berkeley Group Holdings PLC ................ 12,449 570,276
BP PLC ............................... 1,944,283 15,217,523
British American Tobacco PLC ................ 247,028 14,342,150
British Land Co. PLC (The) .................. 127,472 602,989
BT Group PLC .......................... 696,699 1,952,546
Bunzl PLC ............................. 40,536 1,220,354
Burberry Group PLC
(a)
..................... 42,900 627,717
Centrica PLC ........................... 585,441 1,657,639
Coca-Cola HBC AG , Class DI
(a)
............... 24,725 1,392,740
Compass Group PLC ...................... 210,313 5,867,925
Croda International PLC .................... 16,992 638,095
DCC PLC .............................. 10,586 655,666
Diageo PLC ............................ 278,121 5,172,276
Diploma PLC ........................... 17,106 1,365,777
Endeavour Mining PLC ..................... 23,452 1,412,978
Entain PLC ............................. 81,146 609,601
Experian PLC ........................... 114,895 3,974,734
Glencore PLC
(a)
.......................... 1,184,783 8,973,398
GSK PLC .............................. 508,065 13,994,894
Haleon PLC ............................ 1,104,073 5,464,051
Halma PLC ............................. 46,951 2,395,946
HSBC Holdings PLC ...................... 2,135,805 35,075,442
ICG PLC .............................. 35,007 717,968
IMI PLC ............................... 31,412 1,068,605
Imperial Brands PLC ...................... 94,469 3,830,510
Informa PLC ............................ 162,057 1,627,655
InterContinental Hotels Group PLC ............. 19,043 2,511,292
Intertek Group PLC ....................... 19,099 929,337
J Sainsbury PLC ......................... 215,724 967,955
Johnson Matthey PLC ..................... 21,637 546,635
Kingfisher PLC .......................... 215,218 818,331
Land Securities Group PLC .................. 92,215 680,200
Legal & General Group PLC ................. 705,989 2,320,115
Lloyds Banking Group PLC .................. 7,323,167 9,076,588
London Stock Exchange Group PLC ............ 57,573 6,798,665
M&G PLC .............................. 285,800 1,038,149
Marks & Spencer Group PLC ................. 251,054 1,131,179
Melrose Industries PLC ..................... 150,372 1,018,951
Mondi PLC ............................. 55,853 631,453
National Grid PLC ........................ 618,049 10,432,729
NatWest Group PLC ....................... 999,411 7,403,581
Next PLC .............................. 14,286 2,413,602
Pearson PLC ........................... 81,955 1,080,484
Persimmon PLC ......................... 38,310 546,891
Prudential PLC .......................... 319,449 4,441,335
Reckitt Benckiser Group PLC ................. 80,208 5,393,213
RELX PLC ............................. 227,193 7,443,377
Rentokil Initial PLC ........................ 293,076 1,818,808
Rightmove PLC .......................... 96,914 554,476
Rio Tinto PLC ........................... 132,963 12,335,466
Rolls-Royce Holdings PLC .................. 1,050,619 15,961,452
Sage Group PLC (The) ..................... 119,301 1,336,815
Schroders PLC .......................... 110,558 851,247
Segro PLC ............................. 168,164 1,441,596
Severn Trent PLC ........................ 32,491 1,332,573
Shell PLC .............................. 707,665 32,775,546
Smith & Nephew PLC ...................... 104,938 1,662,638
Smiths Group PLC ........................ 39,448 1,203,803
Spirax Group PLC ........................ 9,201 825,457

Schedule of Investments
(continued)
March 31, 2026
iShares
®
Europe ETF
(Percentages shown are based on Net Assets)
14
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
United Kingdom (continued)
SSE PLC .............................. 149,306 $ 5,161,299
St. James's Place PLC ..................... 66,549 1,050,052
Standard Chartered PLC .................... 231,854 4,831,805
Standard Life PLC ........................ 100,785 912,761
Taylor Wimpey PLC ....................... 440,331 522,990
Tesco PLC ............................. 810,909 5,096,587
Unilever PLC ........................... 271,023 14,878,994
United Utilities Group PLC ................... 84,738 1,477,506
Vodafone Group PLC ...................... 2,521,287 3,802,989
Weir Group PLC (The) ..................... 31,733 1,190,074
Whitbread PLC .......................... 21,939 674,521
Wise PLC , Class A
(a)
....................... 85,925 1,034,725
WPP PLC .............................. 131,004 409,711
388,457,845
a
Total Common Stocks — 98.7%
(Cost: $ 1,419,644,782 ) ............................... 1,607,959,990
a
Preferred Stocks
Germany  —  0 .4%
Bayerische Motoren Werke AG , Preference Shares ,
NVS ................................ 6,489 597,327
Dr Ing hc F Porsche AG , Preference Shares , NVS
(c)
.. 13,619 620,404
Henkel AG & Co. KGaA , Preference Shares , NVS ... 20,381 1,574,415
Porsche Automobil Holding SE , Preference Shares ,
NVS ................................ 19,574 716,745
Sartorius AG , Preference Shares , NVS .......... 3,028 757,656
Volkswagen AG , Preference Shares , NVS ........ 25,662 2,625,030
6,891,577
a
Italy  —  0 .1%
Telecom Italia SpA , Preference Shares , NVS ...... 788,847 651,496
a
Total Preferred Stocks — 0.5%
(Cost: $ 14,482,108 ) ................................. 7,543,073
Security Shares Value
a
Rights
Italy  —  0 .0%
Telecom Italia SpA (Expires 04/01/26 )
(a)
.......... 2,251,163 $ 47
a
Total Rights — 0.0%
(Cost: $ – ) ........................................ 47
a
Total Long-Term Investments — 99.2%
(Cost: $ 1,434,126,890 ) ............................... 1,615,503,110
a
Short-Term Securities
Money Market Funds  —  0 .2%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.77%
(d) (e) (f)
...................... 1,371,147 1,371,421
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.62%
(d) (e)
............................ 1,600,763 1,600,763
a
Total Short-Term Securities — 0.2%
(Cost: $ 2,972,302 ) .................................. 2,972,184
Total Investments —  99.4%
(Cost: $ 1,437,099,192 ) ............................... 1,618,475,294
Other Assets Less Liabilities — 0 .6% ...................... 10,416,212
Net Assets — 100.0% ................................. $ 1,628,891,506
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
All or a portion of this security is on loan.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended March 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/26
  Shares Held
at 03/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 192,009 $ 1,180,068
(a)
$ — $ (541) $ (115) $ 1,371,421 1,371,147 $ 28,559
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ...... 1,970,000 — (369,237)
(a)
— — 1,600,763 1,600,763 48,166 —
$ — $ (541) $ (115)
$ 2,972,184
$ 76,725 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

iShares
®
Europe ETF
Schedule of Investments
(continued)
March 31, 2026
15
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended March 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Euro STOXX 50 Index ................................................................. 122 06/19/26 $ 7,749 $ (194,210)
FTSE 100 Index ..................................................................... 34 06/19/26 4,608 (31,052)
$ (225,262)
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts – –
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 225,262 $ — $ — $ — $ 225,262
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts ................................. $ — $ — $ 902,240 $ — $ — $ — $ 902,240
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts ................................. $ — $ — $ (64,055) $ — $ — $ — $ (64,055)
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 9,773,811
a

Schedule of Investments
(continued)
March 31, 2026
iShares
®
Europe ETF
16
2026
iShares Annual Financial Statements and Additional Information
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 22,564,160  $ 1,585,395,830  $ —  $ 1,607,959,990
Preferred Stocks ......................................... —  7,543,073  —  7,543,073
Rights ................................................ —  47  —  47
Short-Term Securities
Money Market Funds ...................................... 2,972,184  —  —  2,972,184
$ 25,536,344  $ 1,592,938,950  $ —  $ 1,618,475,294
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (225,262) $ —  $ —  $ (225,262)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Fair Value Hierarchy as of Period End  (continued)

iShares
®
Future AI & Tech ETF
Schedule of Investments
March 31, 2026
(Percentages shown are based on Net Assets)
17
Schedule of Investments
Security Shares Value
a
Common Stocks
Australia  —  1 .3%
DigiCo Infrastructure REIT ................... 11,052,281 $ 13,596,337
Macquarie Technology Group Ltd.
(a) (b)
........... 339,840 14,156,403
27,752,740
a
Canada  —  2 .1%
Celestica, Inc.
(b)
.......................... 89,180 25,157,081
CGI, Inc. , Class A
(a)
....................... 245,397 17,940,389
43,097,470
a
Cayman Islands  —  0 .8%
Credo Technology Group Holding Ltd.
(b)
.......... 171,345 16,084,155
a
France  —  4 .0%
Legrand SA ............................ 182,249 28,313,224
Schneider Electric SE ...................... 195,253 53,183,331
81,496,555
a
Israel  —  0 .8%
Camtek Ltd.
(b)
........................... 103,730 15,821,078
a
Japan  —  3 .0%
Advantest Corp. .......................... 345,800 47,722,694
Appier Group, Inc.
(a) (b)
...................... 2,669,700 13,533,877
61,256,571
a
South Korea  —  7 .1%
NAVER Corp. ........................... 664,389 90,455,520
SK hynix, Inc. ........................... 99,616 56,518,608
146,974,128
a
Taiwan  —  16 .0%
Alchip Technologies Ltd. .................... 557,000 45,424,288
ASE Technology Holding Co. Ltd. .............. 2,708,000 29,804,675
AURAS Technology Co. Ltd. ................. 549,000 15,800,630
Gigabyte Technology Co. Ltd. ................ 2,358,000 16,893,267
Global Unichip Corp. ...................... 680,000 48,170,458
Orient Semiconductor Electronics Ltd. ........... 9,805,000 15,975,510
Quanta Computer, Inc. ..................... 2,550,000 22,947,338
Taiwan Semiconductor Manufacturing Co. Ltd. ..... 1,743,000 100,805,577
Wistron Corp. ........................... 4,644,000 18,467,376
Wiwynn Corp. ........................... 155,000 16,678,916
330,968,035
a
United Arab Emirates  —  0 .7%
Presight AI Holding PLC
(b)
................... 17,973,857 14,766,526
a
United States  —  64 .1%
Accenture PLC , Class A .................... 252,371 50,042,646
Advanced Micro Devices, Inc.
(b)
............... 480,277 97,702,750
Security Shares Value
a
United States (continued)
Amkor Technology, Inc. ..................... 372,402 $ 16,769,262
Arista Networks, Inc.
(b)
..................... 404,953 49,720,129
Astera Labs, Inc.
(a) (b)
....................... 158,200 17,338,720
Bloom Energy Corp. , Class A
(b)
................ 176,703 23,941,489
Broadcom, Inc. .......................... 284,763 88,136,996
Constellation Energy Corp. .................. 148,505 41,470,021
CoreWeave, Inc. , Class A
(a) (b)
................. 1,304,264 101,041,332
CoStar Group, Inc.
(b)
....................... 407,983 16,458,034
Entegris, Inc. ............................ 174,332 20,438,684
International Business Machines Corp. .......... 219,707 53,254,780
Marvell Technology, Inc. .................... 1,047,195 103,724,665
Micron Technology, Inc. ..................... 250,083 84,488,041
Microsoft Corp. .......................... 141,005 52,195,821
MongoDB, Inc. , Class A
(b)
................... 81,562 19,963,931
NVIDIA Corp. ........................... 552,321 96,324,782
Onto Innovation, Inc.
(b)
..................... 91,833 18,832,193
Oracle Corp. ............................ 642,032 94,449,327
Palantir Technologies, Inc. , Class A
(b)
........... 355,702 52,032,089
Rambus, Inc.
(a) (b)
......................... 198,885 17,110,077
Seagate Technology Holdings PLC ............. 111,491 43,677,714
Snowflake, Inc. , Class A
(b)
................... 171,375 25,846,777
Super Micro Computer, Inc.
(a) (b)
................ 2,661,317 60,598,188
Tempus AI, Inc. , Class A
(a) (b)
.................. 301,705 13,643,100
Western Digital Corp.
(a)
..................... 162,836 44,045,510
Workday, Inc. , Class A
(a) (b)
................... 154,931 20,128,636
1,323,375,694
a
Total Long-Term Investments — 99.9%
(Cost: $ 1,945,099,316 ) ............................... 2,061,592,952
a
Short-Term Securities
Money Market Funds  —  4 .7%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.77%
(c) (d) (e)
...................... 94,030,185 94,048,991
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.62%
(c) (d)
............................ 2,004,893 2,004,893
a
Total Short-Term Securities — 4.7%
(Cost: $ 96,053,884 ) ................................. 96,053,884
Total Investments —  104.6%
(Cost: $ 2,041,153,200 ) ............................... 2,157,646,836
Liabilities in Excess of Other Assets — ( 4 .6 ) % ............... (94,018,171)
Net Assets — 100.0% ................................. $ 2,063,628,665
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(continued)
March 31, 2026
iShares
®
Future AI & Tech ETF
18
2026
iShares Annual Financial Statements and Additional Information
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended March 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended March 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/26
  Shares Held
at 03/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 58,805,361 $ 35,285,914
(a)
$ — $ (44,282) $ 1,998 $ 94,048,991 94,030,185 $ 214,701
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. 1,020,000 984,893
(a)
— — — 2,004,893 2,004,893 122,665 —
$ — $ (44,282) $ 1,998
$ 96,053,884
$ 337,366 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini NASDAQ 100 Index .............................................................. 4 06/18/26 $ 1,913 $ (26,615)
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts – –
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 26,615 $ — $ — $ — $ 26,615
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts .................................. $ — $ — $ 416,268 $ — $ — $ — $ 416,268
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts .................................. $ — $ — $ 1,476 $ — $ — $ — $ 1,476

iShares
®
Future AI & Tech ETF
Schedule of Investments
(continued)
March 31, 2026
19
Schedule of Investments
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 1,966,195
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 1,382,557,319 $ 679,035,633 $ — $ 2,061,592,952
Short-Term Securities
Money Market Funds ...................................... 96,053,884 — — 96,053,884
$ 1,478,611,203 $ 679,035,633 $ — $ 2,157,646,836
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (26,615) $ — $ — $ (26,615)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
March 31, 2026
iShares
®
Future Metaverse Tech and Communications ETF
(Percentages shown are based on Net Assets)
20
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Common Stocks
Broadline Retail  —  0 .3%
eBay, Inc. .............................. 61 $ 5,553
MercadoLibre, Inc.
(a)
....................... 5 8,645
Prosus N.V. , Class N
(a)
..................... 136 6,296
20,494
a
Capital Markets  —  8 .8%
Galaxy Digital, Inc. , Class A
(a) (b)
............... 15,896 293,281
Robinhood Markets, Inc. , Class A
(a)
............. 4,849 336,036
629,317
a
Electronic Equipment, Instruments & Components  —  4 .4%
GoerTek, Inc. , Class A ..................... 93,400 311,976
Sunny Optical Technology Group Co. Ltd. ........ 300 2,092
314,068
a
Entertainment  —  33 .1%
Cover Corp.
(a) (b)
.......................... 32,100 273,608
Electronic Arts, Inc. ....................... 2,316 472,163
Kakao Games Corp.
(a)
...................... 3 24
Kingnet Network Co. Ltd. , Class A ............. 4,500 11,730
Krafton, Inc.
(a)
........................... 2,357 402,946
NetEase, Inc. ........................... 16,400 366,455
Nintendo Co. Ltd. ......................... 400 22,834
ROBLOX Corp. , Class A
(a)
................... 7,245 409,777
Take-Two Interactive Software, Inc.
(a)
............ 2,021 399,147
Ubisoft Entertainment SA
(a)
.................. 2,257 10,202
2,368,886
a
Hotels, Restaurants & Leisure  —  4 .4%
Metaplanet, Inc.
(a) (b)
....................... 162,400 316,873
a
Household Durables  —  0 .8%
Garmin Ltd. ............................. 53 12,296
Sony Group Corp. ........................ 2,100 43,770
56,066
a
Interactive Media & Services  —  11 .1%
Kuaishou Technology , Class B
(c)
............... 51,000 300,407
Meta Platforms, Inc. , Class A ................. 223 127,585
Snap, Inc. , Class A , NVS
(a)
.................. 332 1,527
Tencent Holdings Ltd. ...................... 5,800 365,819
795,338
a
Leisure Products  —  0 .0%
Sega Sammy Holdings, Inc. .................. 100 1,540
a
Security Shares Value
a
Semiconductors & Semiconductor Equipment  —  6 .2%
Advanced Micro Devices, Inc.
(a)
............... 509 $ 103,546
Intel Corp.
(a)
............................ 1,376 60,723
NVIDIA Corp. ........................... 1,361 237,358
QUALCOMM, Inc. ........................ 350 45,073
446,700
a
Software  —  30 .6%
Autodesk, Inc.
(a)
.......................... 1,476 353,354
Bentley Systems, Inc. , Class B
(b)
............... 3,201 112,419
Cadence Design Systems, Inc.
(a)
.............. 89 24,730
Circle Internet Group, Inc. , Class A
(a)
............ 3,050 291,001
Dassault Systemes SE ..................... 18,283 370,126
MARA Holdings, Inc.
(a) (b)
.................... 39,251 320,288
PTC, Inc.
(a)
............................. 2,354 335,421
Synopsys, Inc.
(a)
......................... 56 22,203
Unity Software, Inc.
(a)
...................... 16,352 358,763
Zoom Communications, Inc. , Class A
(a)
.......... 77 6,190
2,194,495
a
Total Long-Term Investments — 99.7%
(Cost: $ 7,177,459 ) .................................. 7,143,777
a
Short-Term Securities
Money Market Funds  —  10 .8%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.77%
(d) (e) (f)
...................... 769,235 769,389
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.62%
(d) (e)
............................ 5,102 5,102
a
Total Short-Term Securities — 10.8%
(Cost: $ 774,518 ) ................................... 774,491
Total Investments — 110.5%
(Cost: $ 7,951,977 ) .................................. 7,918,268
Liabilities in Excess of Other Assets — ( 10 .5 ) % .............. (754,883)
Net Assets — 100.0% ................................. $ 7,163,385
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended March 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/26
  Shares Held
at 03/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 1,508 $ 768,178
(a)
$ — $ (270) $ (27) $ 769,389 769,235 $ 5,787
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. — 5,102
(a)
— — — 5,102 5,102 418 —
$ — $ (270) $ (27)
$ 774,491
$ 6,205 $ —

iShares
®
Future Metaverse Tech and Communications ETF
Schedule of Investments
(continued)
March 31, 2026
21
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended March 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Micro E-Mini Russell 2000 Index ............................................................ 1 06/18/26 $ 13 $ 44
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 44 $ — $ — $ — $ 44
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts .................................. $ — $ — $ 423 $ — $ — $ — $ 423
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts .................................. $ — $ — $ 44 $ — $ — $ — $ 44
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 9,332
a

Schedule of Investments
(continued)
March 31, 2026
iShares
®
Future Metaverse Tech and Communications ETF
22
2026
iShares Annual Financial Statements and Additional Information
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 4,043,798  $ 3,099,979  $ —  $ 7,143,777
Short-Term Securities
Money Market Funds ...................................... 774,491  —  —  774,491
$ 4,818,289  $ 3,099,979  $ —  $ 7,918,268
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 44  $ —  $ —  $ 44
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

iShares
®
India 50 ETF
Schedule of Investments
March 31, 2026
(Percentages shown are based on Net Assets)
23
Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  1 .4%
Bharat Electronics Ltd. ..................... 1,809,113 $ 7,741,643
a
Automobiles  —  6 .5%
Bajaj Auto Ltd. ........................... 55,965 5,228,779
Eicher Motors Ltd. ........................ 69,510 4,866,984
Mahindra & Mahindra Ltd. ................... 451,354 14,157,420
Maruti Suzuki India Ltd. .................... 66,277 8,692,879
Tata Motors Passenger Vehicles Ltd. ............ 1,057,844 3,351,146
36,297,208
a
Banks  —  28 .8%
Axis Bank Ltd. ........................... 1,425,099 17,650,160
HDFC Bank Ltd. ......................... 7,730,224 60,551,160
ICICI Bank Ltd. .......................... 3,611,029 46,355,687
Kotak Mahindra Bank Ltd. ................... 3,718,535 13,997,840
State Bank of India ........................ 2,096,020 21,859,733
160,414,580
a
Chemicals  —  0 .9%
Asian Paints Ltd. ......................... 228,377 5,266,528
a
Construction & Engineering  —  4 .0%
Larsen & Toubro Ltd. ...................... 593,042 22,047,947
a
Construction Materials  —  2 .2%
Grasim Industries Ltd. ...................... 192,292 5,218,265
UltraTech Cement Ltd. ..................... 59,815 6,832,002
12,050,267
a
Consumer Finance  —  3 .3%
Bajaj Finance Ltd. ........................ 1,351,221 11,561,963
Shriram Finance Ltd. ...................... 707,306 6,580,651
18,142,614
a
Electric Utilities  —  1 .3%
Power Grid Corp. of India Ltd. ................ 2,287,610 7,202,056
a
Financial Services  —  1 .6%
Bajaj Finserv Ltd. ......................... 291,529 5,063,862
Jio Financial Services Ltd. ................... 1,656,500 3,956,602
9,020,464
a
Food Products  —  1 .4%
Nestle India Ltd. ......................... 362,147 4,500,390
Tata Consumer Products Ltd. ................. 328,885 3,537,042
8,037,432
a
Health Care Providers & Services  —  1 .4%
Apollo Hospitals Enterprise Ltd. ............... 51,975 4,106,125
Max Healthcare Institute Ltd. ................. 375,830 3,856,324
7,962,449
a
Hotels, Restaurants & Leisure  —  1 .6%
Eternal Ltd.
(a)
............................ 3,638,375 8,951,226
a
Independent Power and Renewable Electricity Producers  —  1 .7%
NTPC Ltd. ............................. 2,394,584 9,431,276
a
Insurance  —  1 .4%
HDFC Life Insurance Co. Ltd.
(b)
............... 543,156 3,413,394
SBI Life Insurance Co. Ltd.
(b)
................. 226,853 4,291,166
7,704,560
a
Security Shares Value
a
IT Services  —  9 .4%
HCL Technologies Ltd. ..................... 533,005 $ 7,671,385
Infosys Ltd. ............................. 1,770,922 23,885,917
Tata Consultancy Services Ltd. ............... 515,794 12,988,029
Tech Mahindra Ltd. ....................... 320,661 4,763,209
Wipro Ltd. .............................. 1,443,448 2,906,111
52,214,651
a
Metals & Mining  —  3 .8%
Hindalco Industries Ltd. .................... 731,105 6,913,670
JSW Steel Ltd. .......................... 473,570 5,677,671
Tata Steel Ltd. ........................... 4,174,785 8,565,673
21,157,014
a
Oil, Gas & Consumable Fuels  —  10 .8%
Coal India Ltd. ........................... 1,146,771 5,482,824
Oil & Natural Gas Corp. Ltd. ................. 1,962,081 5,911,177
Reliance Industries Ltd. .................... 3,411,598 49,064,112
60,458,113
a
Passenger Airlines  —  0 .9%
InterGlobe Aviation Ltd.
(b)
................... 114,260 4,822,978
a
Personal Care Products  —  1 .7%
Hindustan Unilever Ltd. ..................... 448,228 9,768,821
a
Pharmaceuticals  —  3 .2%
Cipla Ltd. .............................. 284,164 3,702,773
Dr Reddy's Laboratories Ltd. ................. 307,798 4,125,355
Sun Pharmaceutical Industries Ltd. ............. 534,799 10,002,458
17,830,586
a
Specialty Retail  —  0 .7%
Trent Ltd. .............................. 112,071 3,946,849
a
Textiles, Apparel & Luxury Goods  —  1 .6%
Titan Co. Ltd. ........................... 208,425 8,754,414
a
Tobacco  —  2 .7%
ITC Ltd. ............................... 4,868,299 14,876,162
a
Trading Companies & Distributors  —  0 .4%
Adani Enterprises Ltd. ..................... 131,545 2,452,787
a
Transportation Infrastructure  —  0 .9%
Adani Ports & Special Economic Zone Ltd. ........ 374,750 5,242,051
a
Wireless Telecommunication Services  —  5 .3%
Bharti Airtel Ltd. .......................... 1,550,333 29,461,564
a
a
Total Long-Term Investments — 98.9%
(Cost: $ 497,146,531 ) ................................ 551,256,240
a
Short-Term Securities
Money Market Funds  —  3 .5%
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.62%
(c) (d)
............................ 19,655,879 19,655,879
a
Total Short-Term Securities — 3.5%
(Cost: $ 19,655,879 ) ................................. 19,655,879

Schedule of Investments
(continued)
March 31, 2026
iShares
®
India 50 ETF
(Percentages shown are based on Net Assets)
24
2026
iShares Annual Financial Statements and Additional Information
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended March 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Security Value
Total Investments — 102 .4%
(Cost: $ 516,802,410 ) ................................ $ 570,912,119
Liabilities in Excess of Other Assets — ( 2 .4 ) % ............... (13,534,145)
Net Assets — 100.0% ................................. $ 557,377,974
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended March 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/26
  Shares Held
at 03/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency
Shares .......... $ 10,220,000 $ 9,435,879
(a)
$ — $ — $ — $ 19,655,879 19,655,879 $ 1,201,718 $ —
(a)
Represents net amount purchased (sold).
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
IFSC Nifty 50 Index ................................................................... 53 04/28/26 $ 2,411 $ (20,480)
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts – –
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 20,480 $ — $ — $ — $ 20,480
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts .................................. $ — $ — $ (423,206) $ — $ — $ — $ (423,206)
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts .................................. $ — $ — $ 25,003 $ — $ — $ — $ 25,003

iShares
®
India 50 ETF
Schedule of Investments
(continued)
March 31, 2026
25
Schedule of Investments
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 1,184,668
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ............................................. $ — $ 551,256,240 $ — $ 551,256,240
Short-Term Securities
Money Market Funds .......................................... 19,655,879 — — 19,655,879
$ 19,655,879 $ 551,256,240 $ — $ 570,912,119
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ............................................... $ (20,480) $ — $ — $ (20,480)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
March 31, 2026
iShares
®
International Developed Small Cap Value Factor ETF
(Percentages shown are based on Net Assets)
26
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Common Stocks
Australia  —  4 .9%
Amotiv Ltd.
(a)
............................ 55,181 $ 259,043
Arena REIT ............................. 173,290 393,575
Bega Cheese Ltd. ........................ 115,728 481,363
BWP Property Group Ltd. ................... 250,669 648,150
Centuria Capital Group ..................... 302,188 335,416
Centuria Industrial REIT .................... 273,038 547,196
Champion Iron Ltd. ....................... 169,694 637,646
Charter Hall Long Wale REIT ................. 310,019 723,319
Charter Hall Retail REIT .................... 261,016 690,850
Charter Hall Social Infrastructure REIT .......... 147,746 264,018
Corporate Travel Management Ltd.
(b) (c)
........... 7,590 67,268
Elders Ltd. ............................. 93,453 468,124
GrainCorp Ltd. , Class A .................... 97,898 449,398
Hansen Technologies Ltd. ................... 77,810 266,370
HomeCo Daily Needs REIT .................. 802,767 658,808
Judo Capital Holdings Ltd.
(c)
.................. 477,253 452,248
Karoon Energy Ltd. ....................... 320,726 448,456
Maas Group Holdings Ltd. ................... 62,806 188,491
Navigator Global Investments Ltd.
(a)
............ 89,714 132,263
Nine Entertainment Co. Holdings Ltd. ........... 575,091 382,777
NRW Holdings Ltd. ....................... 189,309 701,372
Perenti Ltd. ............................. 364,615 499,335
Perseus Mining Ltd. ....................... 600,297 2,199,327
Premier Investments Ltd. ................... 39,866 348,440
Regis Healthcare Ltd.
(a)
..................... 78,863 336,773
Select Harvests Ltd.
(c)
...................... 59,211 159,387
Service Stream Ltd. ....................... 252,712 336,512
SmartGroup Corp. Ltd. ..................... 57,040 326,758
Super Retail Group Ltd. .................... 68,372 611,308
Waypoint REIT Ltd. ....................... 269,956 440,416
14,454,407
a
Austria  —  1 .4%
EVN AG ............................... 16,197 537,809
Palfinger AG ............................ 847 33,626
Porr AG ............................... 8,122 339,172
UNIQA Insurance Group AG ................. 49,631 869,460
voestalpine AG .......................... 53,283 2,364,273
4,144,340
a
Belgium  —  2 .1%
Aedifica SA ............................. 37,161 3,008,834
Barco N.V. ............................. 26,226 292,440
Bekaert SA ............................. 13,833 651,369
Cofinimmo SA ........................... 3,433 324,641
Colruyt Group N.V. ........................ 12,214 512,185
Deme Group N.V. ........................ 2,914 633,431
Montea N.V. ............................ 9,631 733,978
Tessenderlo Group SA ..................... 2,903 66,980
6,223,858
a
Canada  —  7 .4%
Air Canada
(c)
............................ 102,088 1,329,764
Boardwalk Real Estate Investment Trust ......... 28,409 1,285,563
Canadian Apartment Properties REIT ........... 108,342 2,765,599
Dream Industrial Real Estate Investment Trust ..... 199,085 1,770,312
Enghouse Systems Ltd. .................... 32,612 389,862
Granite Real Estate Investment Trust ........... 41,990 2,469,112
H&R Real Estate Investment Trust ............. 181,350 1,273,661
Linamar Corp. ........................... 27,164 1,682,641
Maple Leaf Foods, Inc. ..................... 52,101 1,123,593
Onex Corp. ............................. 40,192 2,933,141
Paramount Resources Ltd. , Class A ............ 52,099 1,112,689
Security Shares Value
a
Canada (continued)
Parex Resources, Inc.
(a)
.................... 66,367 $ 1,304,345
Russel Metals, Inc. ........................ 38,268 1,320,440
Transcontinental, Inc. , Class A ................ 50,803 190,634
Westshore Terminals Investment Corp. .......... 22,828 551,869
Winpak Ltd. ............................ 17,732 575,388
22,078,613
a
Denmark  —  2 .0%
AL Sydbank ............................ 27,747 2,230,083
Bavarian Nordic A.S.
(c)
..................... 35,249 1,065,591
D/S Norden A.S. ......................... 8,562 392,650
NKT A.S.
(c)
............................. 5,765 750,493
Scandinavian Tobacco Group A.S. , Class A
(d)
...... 23,436 246,859
Schouw & Co A.S. ........................ 5,456 563,196
TORM PLC , Class A ....................... 26,288 746,735
5,995,607
a
Finland  —  2 .4%
Hiab OYJ , Class B ........................ 15,996 756,427
Kalmar OYJ , Class B ...................... 15,810 801,572
Kemira OYJ ............................ 4,545 99,090
Konecranes OYJ ......................... 86,287 2,831,999
Nokian Renkaat OYJ ...................... 52,886 562,909
Outokumpu OYJ ......................... 163,330 894,043
Terveystalo OYJ
(d)
........................ 8,028 80,876
TietoEVRY OYJ .......................... 44,786 979,679
7,006,595
a
France  —  5 .5%
Alten SA ............................... 13,151 815,366
Canal+ SA
(c)
............................ 302,635 805,225
Carmila SA ............................. 27,900 542,161
Derichebourg SA ......................... 41,568 396,803
Elior Group SA
(d)
......................... 59,895 171,094
Etablissements Maurel et Prom SA ............. 23,002 283,728
Fnac Darty SA ........................... 4,278 175,415
IPSOS SA ............................. 3,863 152,589
Nexans SA ............................. 17,794 2,420,674
Opmobility ............................. 23,312 410,517
Rubis SCA ............................. 32,069 1,299,513
SEB SA ............................... 11,656 602,232
Societe BIC SA .......................... 8,122 508,283
Sopra Steria Group ....................... 6,014 842,141
Technip Energies N.V. ..................... 66,813 2,823,353
Television Francaise 1 SA ................... 41,886 340,581
Trigano SA ............................. 3,598 592,357
Vallourec SACA .......................... 72,888 1,845,058
Vicat SACA ............................. 7,011 511,741
Wendel SE ............................. 8,893 801,180
16,340,011
a
Germany  —  3 .3%
1&1 AG ............................... 2,537 69,205
Aurubis AG ............................. 14,512 2,581,057
Befesa SA
(d)
............................ 17,184 588,088
CANCOM SE ........................... 11,169 317,319
CECONOMY AG
(c)
........................ 16,015 78,792
Duerr AG .............................. 21,638 481,220
flatexDEGIRO SE ........................ 35,795 1,234,403
Freenet AG ............................. 53,531 1,648,269
Hornbach Holding AG & Co. KGaA ............. 4,464 421,263
Jenoptik AG ............................ 11,087 372,931
KWS Saat SE & Co KGaA ................... 2,016 177,547
United Internet AG , Registered ................ 33,929 1,097,802

iShares
®
International Developed Small Cap Value Factor ETF
Schedule of Investments
(continued)
March 31, 2026
(Percentages shown are based on Net Assets)
27
Schedule of Investments
Security Shares Value
a
Germany (continued)
Wacker Chemie AG ....................... 7,564 $ 748,810
9,816,706
a
Hong Kong  —  0 .3%
Luk Fook Holdings International Ltd. ............ 124,000 367,515
Pacific Basin Shipping Ltd. .................. 1,798,000 658,963
1,026,478
a
Ireland  —  0 .8%
Cairn Homes PLC ........................ 245,458 603,597
Glanbia PLC ............................ 88,141 1,726,828
2,330,425
a
Israel  —  1 .0%
Cellcom Israel Ltd. ........................ 48,022 519,739
Equital Ltd.
(c)
............................ 5,832 248,956
Formula Systems 1985 Ltd.
(a)
................. 4,280 517,851
Isracard Ltd. ............................ 81,983 364,308
Oil Refineries Ltd.
(c)
....................... 963,976 415,414
Partner Communications Co. Ltd. .............. 59,070 663,955
Summit Real Estate Holdings Ltd. .............. 16,864 289,621
3,019,844
a
Italy  —  4 .0%
Banca Generali SpA ....................... 24,812 1,480,674
Brembo N.V. ............................ 63,644 605,673
Cementir Holding N.V. ..................... 18,228 325,848
Credito Emiliano SpA ...................... 32,025 542,726
Danieli & C Officine Meccaniche SpA ........... 5,398 369,156
De' Longhi SpA .......................... 30,793 1,082,225
Enav SpA
(d)
............................. 114,858 690,708
Iren SpA ............................... 89,389 252,872
Iveco Group N.V. ......................... 81,514 1,826,132
MARR SpA ............................. 13,702 120,157
RAI Way SpA
(d)
.......................... 38,750 264,543
Saipem SpA ............................ 572,136 2,617,722
Sanlorenzo SpA .......................... 5,890 211,922
Sesa SpA .............................. 3,247 301,746
Tamburi Investment Partners SpA .............. 48,771 440,230
Tinexta SpA ............................ 8,556 149,634
Webuild SpA ............................ 194,099 515,928
11,797,896
a
Japan  —  29 .1%
A&D HOLON Holdings Co Ltd ................ 12,400 203,490
ADEKA Corp. ........................... 37,200 869,305
Ai Holdings Corp. ......................... 18,600 321,068
Aica Kogyo Co. Ltd. ....................... 24,800 568,835
Aichi Financial Group, Inc. ................... 80,600 712,012
Aichi Steel Corp. ......................... 12,400 226,477
Aida Engineering Ltd. ...................... 18,600 128,247
Aisan Industry Co. Ltd. ..................... 12,400 147,588
Alconix Corp. ........................... 12,400 209,581
Alpen Co. Ltd. ........................... 6,200 80,892
AOKI Holdings, Inc. ....................... 12,400 126,953
Aoyama Trading Co. Ltd. .................... 49,600 253,770
ARCLANDS CORP. ....................... 24,900 281,836
Arcs Co. Ltd. ............................ 18,600 443,011
Artience Co. Ltd. ......................... 12,400 298,746
Asahi Co., Ltd. .......................... 6,200 51,997
ASAHI YUKIZAI CORP. .................... 6,200 222,578
ASKA Pharmaceutical Holdings Co. Ltd. ......... 6,200 93,851
Autobacs Seven Co. Ltd. .................... 31,000 307,427
Awa Bank Ltd. (The) ....................... 12,400 458,296
Bank of Iwate, Ltd. The ..................... 24,800 248,930
Bank of Nagoya Ltd. (The) ................... 18,600 686,233
Security Shares Value
a
Japan (continued)
Bank of Saga Ltd. (The) .................... 6,200 $ 186,671
Bank of the Ryukyus Ltd. ................... 18,600 267,554
Belc Co. Ltd. ............................ 6,200 296,389
Bell System24 Holdings, Inc. ................. 12,400 114,183
BML, Inc. .............................. 6,200 160,692
Bunka Shutter Co. Ltd. ..................... 24,800 302,454
Canon Electronics, Inc. ..................... 2,000 46,225
Cawachi, Ltd. ........................... 6,200 116,847
CCI Group, Inc. .......................... 86,900 524,129
Central Glass Co. Ltd. ..................... 12,400 315,441
Change Holdings, Inc. ..................... 12,400 74,170
Chudenko Corp. ......................... 12,400 363,894
Citizen Watch Co. Ltd. ..................... 93,000 1,007,125
CMK Corp ............................. 24,800 83,758
Cosel Co. Ltd. ........................... 12,500 90,430
Create SD Holdings Co. Ltd. ................. 12,400 258,760
Daido Metal Co. Ltd. ....................... 18,600 104,249
Daiichikosho Co. Ltd. ...................... 31,000 332,120
Daikyonishikawa Corp. ..................... 12,400 64,694
Dainichiseika Color & Chemicals Manufacturing Co.
Ltd. ................................ 24,800 171,416
Daishi Hokuetsu Financial Group, Inc. ........... 105,400 1,279,695
DCM Holdings Co. Ltd. ..................... 43,400 441,778
DeNA Co. Ltd. ........................... 24,800 386,563
Denka Co. Ltd. .......................... 37,200 849,890
Doshisha Co. Ltd. ........................ 6,200 131,549
Doutor Nichires Holdings Co. Ltd. .............. 12,400 230,299
DyDo Group Holdings, Inc. .................. 6,200 102,432
Eagle Industry Co. Ltd. ..................... 12,400 228,625
EDION Corp. ........................... 37,200 508,489
Elecom Co. Ltd. .......................... 18,600 190,506
ESPEC Corp ............................ 6,200 116,144
Exedy Corp. ............................ 12,400 442,780
FCC Co. Ltd. ............................ 12,400 258,941
Ferrotec Corp. ........................... 18,600 765,829
First Bank of Toyama Ltd. (The) ............... 24,800 376,950
Fuji Co. Ltd. ............................ 12,400 163,207
Fuji Pharma Co. Ltd. ...................... 6,200 94,223
Fuji Seal International, Inc. .................. 18,600 307,528
Fukuda Denshi Co. Ltd. .................... 6,200 382,463
Fukuyama Transporting Co. Ltd. ............... 12,400 421,404
Futaba Industrial Co. Ltd. ................... 24,800 154,024
Glory Ltd. .............................. 18,600 476,255
GMO Financial Holdings, Inc. ................. 12,400 70,755
GREE Holdings, Inc. ...................... 31,000 73,021
Gunze Ltd. ............................. 12,400 292,168
Hakuto Co. Ltd. .......................... 6,200 166,569
Hamakyorex Co. Ltd. ...................... 24,800 279,233
Hanwa Co. Ltd. .......................... 68,200 683,970
Heiwado Co. Ltd. ......................... 18,600 347,611
HI-LEX CORP. .......................... 6,200 112,194
Hirata Corp. ............................ 12,400 184,080
Hochiki Corp. ........................... 18,600 241,195
Hodogaya Chemical Co., Ltd. ................ 6,200 97,119
Hokuetsu Corp. .......................... 49,600 289,244
Hoshino Resorts REIT, Inc. .................. 248 380,652
Hosokawa Micron Corp. .................... 6,200 230,229
Hyakugo Bank Ltd. (The) ................... 99,300 976,096
Hyakujushi Bank Ltd. (The) .................. 37,200 503,529
Idec Corp. ............................. 12,400 236,896
Iino Kaiun Kaisha Ltd. ...................... 37,200 418,111
Inabata & Co. Ltd. ........................ 18,600 469,090
Iriso Electronics Co. Ltd. .................... 6,200 127,746
Ishihara Sangyo Kaisha Ltd. ................. 12,400 223,321

Schedule of Investments
(continued)
March 31, 2026
iShares
®
International Developed Small Cap Value Factor ETF
(Percentages shown are based on Net Assets)
28
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Japan (continued)
Itochu Enex Co. Ltd. ....................... 18,600 $ 235,824
Izumi Co. Ltd. ........................... 49,600 325,885
JAFCO Group Co. Ltd. ..................... 24,800 355,903
Japan Petroleum Exploration Co. Ltd. ........... 62,000 1,021,192
Japan Pulp & Paper Co. Ltd. ................. 37,500 248,779
Japan Wool Textile Co. Ltd. (The) .............. 18,600 214,655
JDC Corp. ............................. 24,800 91,352
Joyful Honda Co. Ltd. ...................... 18,600 249,475
Juroku Financial Group, Inc. ................. 62,000 709,411
K O Energy Group, Inc. ..................... 6,200 218,442
Kaga Electronics Co. Ltd. ................... 18,600 445,405
Kameda Seika Co. Ltd. ..................... 18,600 169,620
Kanamoto Co. Ltd. ........................ 12,400 345,682
Kanematsu Corp. ......................... 74,400 1,060,795
Kanto Denka Kogyo Co. Ltd. ................. 24,900 219,864
KAWADA TECHNOLOGIES, Inc. .............. 18,600 181,692
Keiyo Bank Ltd. (The) ...................... 49,600 645,583
KH Neochem Co. Ltd. ...................... 12,400 216,008
Kissei Pharmaceutical Co. Ltd. ................ 12,400 368,612
Kitz Corp. .............................. 31,000 356,770
Kiyo Bank Ltd. (The) ....................... 24,800 615,433
Komeri Co. Ltd. .......................... 12,400 276,870
Komori Corp. ........................... 18,600 183,494
Konoike Transport Co. Ltd. .................. 12,400 230,958
Kosaido Holdings Co., Ltd. .................. 37,200 114,151
KPP Group Holdings Co. Ltd. ................. 18,600 104,770
Kumiai Chemical Industry Co. Ltd. ............. 37,200 184,329
Kurabo Industries Ltd. ..................... 6,200 333,185
Kureha Corp. ........................... 12,400 316,087
KYB Corp. ............................. 12,400 333,881
Kyodo Printing Co. Ltd. ..................... 6,200 63,112
Kyorin Pharmaceutical Co. Ltd. ............... 18,600 195,095
Life Corp. .............................. 18,600 299,760
LIFULL Co Ltd ........................... 31,000 37,308
Lintec Corp. ............................ 18,600 541,472
Makino Milling Machine Co. Ltd.
(c)
.............. 12,400 897,155
Maruzen Showa Unyu Co. Ltd. ................ 6,200 323,908
Maxell Ltd. ............................. 12,400 164,688
MCJ Co. Ltd.
(c)
........................... 24,800 361,356
Megmilk Snow Brand Co. Ltd. ................ 18,600 379,682
Menicon Co. Ltd. ......................... 24,800 270,531
METAWATER Co. Ltd. ..................... 12,400 271,716
MIRAIT ONE Corp. ....................... 37,200 860,110
Mitsubishi Research Institute, Inc. .............. 6,200 184,353
Mitsuboshi Belting Ltd. ..................... 12,400 311,120
MIXI, Inc. .............................. 12,400 199,590
Miyazaki Bank Ltd. (The) .................... 31,000 357,155
Musashino Bank Ltd. (The) .................. 37,200 499,520
Nachi-Fujikoshi Corp. ...................... 6,200 178,936
Nanto Bank Ltd. (The) ..................... 62,000 563,205
Nichicon Corp. .......................... 24,800 279,378
Nichiden Corp. .......................... 6,200 93,485
Nichiha Corp. ........................... 12,400 256,214
Nihon Parkerizing Co. Ltd. ................... 43,400 401,985
Nikkiso Co. Ltd. .......................... 24,800 398,037
Nippn Corp. ............................ 31,000 529,933
Nippon Carbon Co. Ltd. .................... 6,200 177,197
Nippon Denko Co. Ltd. ..................... 43,400 115,383
Nippon Light Metal Holdings Co. Ltd. ............ 24,800 446,386
Nippon Seiki Co. Ltd. ...................... 18,600 277,719
Nippon Signal Co. Ltd. ..................... 18,600 190,973
Nippon Soda Co. Ltd. ...................... 18,600 419,023
Nippon Thompson Co. Ltd. .................. 24,900 138,288
Nippon Yakin Kogyo Co. Ltd. ................. 6,200 185,692
Security Shares Value
a
Japan (continued)
Nishi-Nippon Financial Holdings, Inc. ........... 55,800 $ 1,346,077
Nisshin Oillio Group Ltd. (The) ................ 37,200 448,249
Nisshinbo Holdings, Inc. .................... 62,000 579,696
Nissui Corp. ............................ 124,200 1,058,769
Nitto Kogyo Corp. ........................ 12,400 336,134
Nojima Corp. ............................ 80,700 559,469
Noritake Co. Ltd. ......................... 24,800 495,541
Noritsu Koki Co. Ltd. ...................... 24,800 322,067
Noritz Corp. ............................ 12,400 182,389
North Pacific Bank Ltd. ..................... 149,000 908,045
NPR-RIKEN CORP. ....................... 12,400 300,053
NS United Kaiun Kaisha Ltd. ................. 6,200 292,384
NTN Corp. ............................. 242,500 502,612
Obara Group, Inc. ........................ 6,200 206,009
Ogaki Kyoritsu Bank Ltd. (The) ................ 18,600 735,186
Oisix ra daichi Inc ........................ 12,400 110,948
Oita Bank Ltd/The ........................ 31,000 363,511
Okabe Co Ltd ........................... 12,400 73,523
Okamura Corp. .......................... 31,200 491,441
Okasan Securities Group, Inc. ................ 80,800 427,634
Okinawa Financial Group, Inc. ................ 6,200 210,152
OKUMA Corp. ........................... 18,600 429,251
Okura Industrial Co. Ltd. .................... 6,400 191,959
Optex Group Co. Ltd. ...................... 12,400 209,660
Osaki Electric Co. Ltd. ..................... 12,400 136,264
OSG Corp.
(a)
............................ 31,000 504,975
Pacific Industrial Co. Ltd.
(a) (c)
................. 2,200 42,424
Pack Corp. (The) ......................... 18,600 156,347
Pasona Group, Inc. ....................... 6,200 73,067
PILLAR Corp. ........................... 6,200 284,968
Pilot Corp. ............................. 12,400 371,118
Press Kogyo Co. Ltd. ...................... 31,000 162,398
Prima Meat Packers Ltd. .................... 12,400 215,363
Qol Holdings Co. Ltd. ...................... 6,200 73,296
Rengo Co. Ltd. .......................... 99,300 804,859
Roland Corp. ........................... 6,200 152,218
RS Technologies Co. Ltd. ................... 6,200 144,852
Ryobi Ltd. .............................. 12,400 193,750
S Foods, Inc. ........................... 6,200 117,546
Sakai Chemical Industry Co. Ltd. .............. 6,200 138,179
Sakata INX Corp. ......................... 18,600 270,582
San ju San Financial Group, Inc. .............. 37,600 349,614
San-Ai Obbli Co. Ltd. ...................... 18,600 286,573
San-In Godo Bank Ltd. (The) ................. 62,000 697,617
Sanoh Industrial Co. Ltd.
(a)
................... 12,400 54,168
Sanyo Chemical Industries Ltd. ............... 6,200 198,691
Sanyo Denki Co. Ltd. ...................... 12,400 352,065
SBS Holdings, Inc. ........................ 6,200 166,917
Seiren Co. Ltd. .......................... 18,600 368,355
Senshu Electric Co. Ltd. .................... 6,200 235,312
Senshu Ikeda Holdings, Inc. ................. 105,500 589,756
Shibaura Machine Co. Ltd. .................. 12,400 303,926
Shiga Bank Ltd. (The) ...................... 86,800 1,042,627
Shin Nippon Biomedical Laboratories Ltd. ........ 6,200 56,569
Shindengen Electric Manufacturing Co. Ltd. ....... 6,200 121,277
Shin-Etsu Polymer Co. Ltd. .................. 12,400 154,251
Shinmaywa Industries Ltd. ................... 18,700 279,870
Ship Healthcare Holdings, Inc. ................ 31,000 478,444
Shizuoka Gas Co. Ltd. ..................... 18,600 178,366
Showa Sangyo Co. Ltd. .................... 12,400 255,852
Siix Corp. .............................. 12,400 93,662
Sodick Co. Ltd. .......................... 18,600 146,784
Starts Corp., Inc. ......................... 18,600 566,057
Stella Chemifa Corp. ...................... 6,200 187,908

iShares
®
International Developed Small Cap Value Factor ETF
Schedule of Investments
(continued)
March 31, 2026
(Percentages shown are based on Net Assets)
29
Schedule of Investments
Security Shares Value
a
Japan (continued)
Sumida Corp. ........................... 12,400 $ 84,539
Sumitomo Osaka Cement Co. Ltd. ............. 12,400 304,284
Sumitomo Seika Chemicals Co. Ltd. ............ 24,800 187,601
Sumitomo Warehouse Co. Ltd. (The) ........... 18,600 479,161
Suruga Bank Ltd. ......................... 55,800 719,748
T Hasegawa Co. Ltd. ...................... 12,400 224,199
Tachi-S Co. Ltd. .......................... 18,600 242,955
Tadano Ltd. ............................ 49,600 425,661
Takaoka Toko Co. Ltd. ..................... 6,200 191,614
Takara Standard Co. Ltd. ................... 18,600 324,069
Takasago International Corp. ................. 37,200 284,692
Tamura Corp. ........................... 31,000 120,928
Tayca Corp. ............................ 6,200 66,295
Toa Corp. .............................. 12,400 140,999
Toagosei Co. Ltd. ......................... 43,500 474,709
Tochigi Bank Ltd/The ...................... 37,200 201,582
Toei Co. Ltd. ............................ 12,400 464,733
Toenec Corp. ........................... 18,600 240,022
Toho Bank Ltd. (The) ...................... 99,300 416,256
Tokai Carbon Co. Ltd. ...................... 86,800 533,360
TOKAI Holdings Corp. ..................... 55,800 410,814
Tokai Rika Co. Ltd. ........................ 24,800 472,773
Tokuyama Corp. ......................... 31,000 752,957
Tokyo Electron Device Ltd. .................. 6,200 120,439
Tokyo Kiraboshi Financial Group, Inc. ........... 12,400 891,437
Tokyo Steel Manufacturing Co. Ltd. ............. 18,700 193,064
Tokyotokeiba Co. Ltd. ...................... 6,200 224,657
Tokyu Construction Co. Ltd. .................. 37,200 334,769
TOMONY Holdings, Inc. .................... 74,500 393,888
Topre Corp. ............................. 18,600 286,801
Toyo Kanetsu KK ......................... 6,200 107,549
Toyo Tanso Co. Ltd. ....................... 6,200 205,123
Transcosmos, Inc. ........................ 12,400 306,088
TRE Holdings Corp. ....................... 18,600 187,015
Trusco Nakayama Corp. .................... 18,600 270,129
TSI Holdings Co. Ltd. ...................... 18,600 127,648
Tsubakimoto Chain Co. ..................... 43,500 646,484
Tsuburaya Fields Holdings, Inc. ............... 12,400 112,561
Tsugami Corp. ........................... 18,600 387,395
Tsukishima Holdings Co. Ltd. ................. 12,400 214,648
TV Asahi Holdings Corp. .................... 6,200 136,939
UNISOL Holdings Corp. .................... 6,200 86,133
United Super Markets Holdings, Inc. ............ 37,266 211,149
Ushio, Inc. ............................. 31,000 567,842
Valor Holdings Co. Ltd. ..................... 18,600 433,623
Wakita & Co. Ltd. ......................... 18,600 223,271
Warabeya Nichiyo Holdings Co. Ltd. ............ 6,200 118,119
YAMABIKO Corp. ........................ 18,600 422,346
Yamae Group Holdings Co. Ltd. ............... 6,200 113,821
Yamanashi Chuo Bank Ltd. (The) .............. 12,400 420,237
Yamazen Corp. .......................... 18,600 170,053
Yellow Hat Ltd. .......................... 24,800 244,957
Yodoko Ltd. ............................ 55,900 498,012
Yokogawa Bridge Holdings Corp. .............. 12,400 234,050
Zacros Corp. ............................ 24,800 205,167
ZERIA Pharmaceutical Co. Ltd. ............... 12,400 172,859
Zojirushi Corp. ........................... 12,400 131,314
86,729,463
a
New Zealand  —  0 .2%
Summerset Group Holdings Ltd. ............... 96,481 492,332
a
Norway  —  3 .2%
Aker Solutions ASA ....................... 116,746 558,657
BW LPG Ltd.
(d)
.......................... 39,386 692,598
Security Shares Value
a
Norway (continued)
DNO ASA .............................. 359,352 $ 805,305
Elkem ASA
(c) (d)
........................... 119,437 349,526
Hoegh Autoliners ASA ..................... 45,733 662,174
MPC Container Ships ASA .................. 157,542 374,823
SpareBank 1 SMN ........................ 43,247 922,967
Subsea 7 SA ............................ 100,435 3,111,348
TGS ASA .............................. 86,347 1,169,383
Wallenius Wilhelmsen ASA , Class B ............ 45,482 578,814
Wilh Wilhelmsen Holding ASA , Class A .......... 4,278 320,312
9,545,907
a
Poland  —  0 .8%
Cyfrowy Polsat SA
(c)
....................... 71,796 227,129
Enea SA ............................... 112,038 749,189
Tauron Polska Energia SA
(c)
.................. 465,222 1,290,551
2,266,869
a
Portugal  —  0 .3%
Sonae SGPS SA ......................... 344,761 765,734
a
Singapore  —  1 .6%
Bumitama Agri Ltd. ........................ 105,400 151,462
Capitaland India Trust ...................... 421,600 332,487
Digital Core REIT Management Pte Ltd. ......... 341,000 166,382
First Resources Ltd. ....................... 186,200 420,780
Frasers Centrepoint Trust
(c)
.................. 589,432 1,002,343
Golden Agri-Resources Ltd. .................. 2,852,000 679,979
Hafnia Ltd.
(a)
............................ 111,891 864,867
iFAST Corp. Ltd.
(a)
........................ 68,300 480,385
Lendlease Global Commercial REIT ............ 1,097,400 458,647
Nanofilm Technologies International Ltd. ......... 130,200 59,512
Singapore Post Ltd. ....................... 768,800 207,076
4,823,920
a
Spain  —  2 .7%
Acerinox SA ............................ 105,765 1,478,710
Atresmedia Corp. de Medios de Comunicacion SA .. 40,589 226,245
CIE Automotive SA ........................ 29,400 925,588
Construcciones y Auxiliar de Ferrocarriles SA ...... 7,693 522,399
Elecnor SA ............................. 14,699 575,442
Ence Energia y Celulosa SA
(c)
................ 14,383 38,294
Global Dominion Access SA
(d)
................ 39,866 141,693
Logista Integral SA ........................ 26,040 974,507
Puig Brands SA , Class B .................... 65,145 1,292,280
Unicaja Banco SA
(d)
....................... 503,079 1,493,010
Vidrala SA ............................. 4,399 394,556
8,062,724
a
Sweden  —  4 .1%
Arjo AB , Class B ......................... 43,555 115,885
Avanza Bank Holding AB ................... 58,117 2,244,093
Bravida Holding AB
(d)
...................... 35,759 371,693
Catena AB ............................. 18,739 874,000
Clas Ohlson AB , Class B .................... 11,358 448,804
Cloetta AB , Class B ....................... 77,748 435,691
Dometic Group AB
(d)
....................... 44,766 123,841
Granges AB ............................ 44,853 700,750
Hexpol AB , Class B ....................... 39,457 300,985
Hufvudstaden AB , Class A ................... 41,106 520,630
Kinnevik AB , Class B
(c)
..................... 107,318 577,100
Lindab International AB ..................... 4,145 67,725
Modern Times Group MTG AB , Class B
(c)
......... 24,793 242,094
NCC AB , Class B ......................... 37,282 820,891
Nolato AB , Class B ........................ 42,379 215,699
Nordnet AB publ ......................... 88,527 2,882,814
Peab AB , Class B ........................ 69,595 711,378

Schedule of Investments
(continued)
March 31, 2026
iShares
®
International Developed Small Cap Value Factor ETF
(Percentages shown are based on Net Assets)
30
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Sweden (continued)
Ratos AB , Class B ........................ 84,630 $ 291,411
Vitec Software Group AB , Class B ............. 14,694 373,724
12,319,208
a
Switzerland  —  7 .1%
Adecco Group AG , Registered ................ 71,920 1,729,833
Autoneum Holding AG ..................... 992 143,837
Basilea Pharmaceutica Ag Allschwil , Registered
(c)
... 5,580 381,439
Bucher Industries AG , Registered .............. 200 88,155
Burckhardt Compression Holding AG ........... 1,364 816,382
Cembra Money Bank AG .................... 13,214 1,634,848
Cie Financiere Tradition SA , Bearer ............ 496 164,634
dormakaba Holding AG ..................... 1,294 83,190
Emmi AG , Registered ...................... 930 994,256
Forbo Holding AG , Registered ................ 434 405,210
Galenica AG
(d)
........................... 22,455 2,556,455
Huber + Suhner AG , Registered ............... 6,120 1,367,008
Implenia AG , Registered .................... 6,284 495,134
Interroll Holding AG , Registered ............... 9 16,653
SFS Group AG .......................... 7,445 1,114,251
Siegfried Holding AG , Registered
(c)
............. 17,794 1,687,960
SKAN Group AG ......................... 5,649 304,150
St Galler Kantonalbank AG , Registered .......... 1,241 1,037,043
Stadler Rail AG .......................... 1,291 33,172
Sulzer AG , Registered ..................... 7,754 1,625,592
Tecan Group AG , Registered ................. 5,833 992,843
Valiant Holding AG , Registered ............... 7,009 1,559,394
Vontobel Holding AG , Registered .............. 12,099 1,047,667
Ypsomed Holding AG , Registered .............. 1,737 608,934
Zehnder Group AG , Registered ............... 3,906 329,117
21,217,157
a
United Kingdom  —  15 .5%
Aberdeen Group PLC ...................... 810,653 2,053,640
Balfour Beatty PLC ....................... 218,414 2,211,366
Bellway PLC ............................ 50,034 1,230,434
Big Yellow Group PLC ..................... 83,748 944,088
Breedon Group PLC ....................... 123,752 488,119
C&C Group PLC ......................... 110,607 163,967
CMC Markets PLC
(d)
....................... 42,780 194,502
Currys PLC ............................. 445,849 738,336
Derwent London PLC ...................... 39,190 818,891
Drax Group PLC ......................... 151,367 1,788,819
easyJet PLC ............................ 126,611 589,098
Frasers Group PLC
(c)
...................... 46,934 399,130
Genuit Group PLC ........................ 104,594 400,036
Grafton Group PLC , CDI .................... 78,097 934,157
Great Portland Estates PLC .................. 175,172 658,247
Greggs PLC ............................ 13,307 270,469
Harbour Energy PLC ...................... 240,808 957,558
IG Group Holdings PLC .................... 144,667 2,754,818
Inchcape PLC ........................... 137,485 1,364,814
IntegraFin Holdings PLC .................... 109,430 447,987
International Workplace Group PLC ............ 337,161 782,582
Investec PLC ........................... 264,835 2,041,242
Ithaca Energy PLC ........................ 97,774 333,887
ITV PLC ............................... 1,600,904 1,619,093
Jupiter Fund Management PLC ............... 184,519 412,237
Keller Group PLC ........................ 29,709 755,785
Lancashire Holdings Ltd. .................... 109,425 850,165
Lion Finance Group PLC .................... 15,012 1,863,283
Security Shares Value
a
United Kingdom (continued)
LondonMetric Property PLC .................. 1,010,729 $ 2,441,510
Man Group PLC ......................... 73,778 248,375
Mitchells & Butlers PLC
(c)
................... 113,033 381,507
Molten Ventures PLC
(c)
..................... 60,698 369,976
Morgan Advanced Materials PLC .............. 114,514 304,657
OSB Group PLC ......................... 158,187 1,100,484
Paragon Banking Group PLC ................. 84,844 807,434
Picton Property Income Ltd. .................. 180,267 183,485
Premier Foods PLC ....................... 295,045 721,684
Rathbones Group PLC ..................... 6,321 168,220
Safestore Holdings PLC .................... 96,025 806,441
Shaftesbury Capital PLC .................... 662,732 1,118,420
Supermarket Income REIT PLC ............... 555,520 582,347
Tate & Lyle PLC .......................... 163,574 783,754
TBC Bank Group PLC ..................... 20,226 1,104,263
TP ICAP Group PLC ...................... 333,144 1,207,281
Travis Perkins PLC ....................... 89,156 672,268
Tritax Big Box REIT PLC .................... 1,102,919 2,077,220
TUI AG ............................... 200,132 1,576,045
Vesuvius PLC ........................... 43,235 227,301
Vistry Group PLC
(c)
........................ 141,746 631,908
Zigup PLC ............................. 95,600 484,001
46,065,331
a
Total Common Stocks — 99.7%
(Cost: $ 304,432,713 ) ................................ 296,523,425
a
Preferred Stocks
Germany  —  0 .1%
Draegerwerk AG & Co KGaA , Preference Shares , NVS 3,782 402,532
a
Total Preferred Stocks — 0.1%
(Cost: $ 397,344 ) ................................... 402,532
a
Rights
United Kingdom  —  0 .0%
Greencore Group CVR (Expires 01/16/29 )
(b) (c)
...... 23,009 609
a
Total Rights — 0.0%
(Cost: $ 649 ) ...................................... 609
a
Total Long-Term Investments — 99.8%
(Cost: $ 304,830,706 ) ................................ 296,926,566
a
Short-Term Securities
Money Market Funds  —  1 .0%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.77%
(e) (f) (g)
...................... 3,020,049 3,020,653
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.62%
(e) (f)
............................. 18,529 18,529
a
Total Short-Term Securities — 1.0%
(Cost: $ 3,039,302 ) .................................. 3,039,182
Total Investments —  100.8%
(Cost: $ 307,870,008 ) ................................ 299,965,748
Liabilities in Excess of Other Assets — ( 0 .8 ) % ............... (2,470,754)
Net Assets — 100.0% ................................. $ 297,494,994

iShares
®
International Developed Small Cap Value Factor ETF
Schedule of Investments
(continued)
March 31, 2026
31
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
(a)
All or a portion of this security is on loan.
(b)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)
Non-income producing security.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended March 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/26
  Shares Held
at 03/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 635,607 $ 2,385,758
(a)
$ — $ (622) $ (90) $ 3,020,653 3,020,049 $ 7,630
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. — 18,529
(a)
— — — 18,529 18,529 2,198 —
$ — $ (622) $ (90)
$ 3,039,182
$ 9,828 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Mini TOPIX Index ...................................................................... 36 06/11/26 $ 820 $ 5,387
Mini S&P/TSX 60 Index ................................................................. 1 06/18/26 69 1,582
STOXX Europe 600 Index ................................................................ 10 06/19/26 334 1,715
$ 8,684
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 8,684 $ — $ — $ — $ 8,684
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

Schedule of Investments
(continued)
March 31, 2026
iShares
®
International Developed Small Cap Value Factor ETF
32
2026
iShares Annual Financial Statements and Additional Information
For the period ended March 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts .................................. $ — $ — $ 76,491 $ — $ — $ — $ 76,491
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts .................................. $ — $ — $ 11,477 $ — $ — $ — $ 11,477
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 788,447
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 25,435,343 $ 271,020,814 $ 67,268 $ 296,523,425
Preferred Stocks ......................................... — 402,532 — 402,532
Rights ................................................ — — 609 609
Short-Term Securities
Money Market Funds ...................................... 3,039,182 — — 3,039,182
$ 28,474,525 $ 271,423,346 $ 67,877 $ 299,965,748
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 8,684 $ — $ — $ 8,684
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

iShares
®
International Dividend Growth ETF
Schedule of Investments
March 31, 2026
(Percentages shown are based on Net Assets)
33
Schedule of Investments
Security Shares Value
a
Common Stocks
Australia  —  5 .0%
AUB Group Ltd. .......................... 21,563 $ 363,326
Brambles Ltd. ........................... 192,579 3,022,388
CAR Group Ltd. .......................... 59,365 947,665
Challenger Ltd. .......................... 107,613 622,162
Coles Group Ltd. ......................... 228,707 3,468,287
Computershare Ltd. ....................... 100,804 1,988,104
CSL Ltd. ............................... 80,604 7,916,841
HUB24 Ltd. ............................. 2,083 121,911
National Australia Bank Ltd. .................. 590,329 17,075,654
Netwealth Group Ltd. ...................... 7,975 121,476
Northern Star Resources Ltd. ................. 162,799 2,366,576
Pro Medicus Ltd. ......................... 1,350 111,263
Qube Holdings Ltd. ....................... 182,106 614,658
SRG Global Ltd. ......................... 59,528 102,256
Steadfast Group Ltd. ...................... 254,199 748,359
Supply Network Ltd.
(a)
...................... 2,820 61,870
Technology One Ltd. ...................... 15,772 299,389
Westpac Banking Corp. .................... 682,248 18,854,103
WiseTech Global Ltd. ...................... 3,976 107,275
58,913,563
a
Austria  —  0 .3%
ANDRITZ AG ........................... 13,421 933,538
OMV AG .............................. 39,672 2,902,405
Telekom Austria AG , Class A ................. 20,800 219,020
4,054,963
a
Belgium  —  0 .2%
Ackermans & van Haaren N.V. ................ 1,641 504,624
Bekaert SA ............................. 7,905 372,231
Elia Group SA/N.V. , Class B
(b)
................ 3,350 514,557
Fagron ................................ 5,440 136,660
Lotus Bakeries N.V. ....................... 16 180,652
UCB SA ............................... 3,461 1,042,788
2,751,512
a
Brazil  —  0 .5%
Banco BTG Pactual SA ..................... 86,457 939,538
Localiza Rent a Car SA ..................... 222,956 2,022,158
WEG SA .............................. 290,647 2,862,226
5,823,922
a
Canada  —  13 .3%
Aecon Group, Inc. ........................ 7,899 237,407
Agnico Eagle Mines Ltd. .................... 18,824 3,820,957
Alimentation Couche-Tard, Inc. ................ 35,332 2,002,680
Atco Ltd. , Class I , NVS ..................... 11,655 570,476
BOYD GROUP, INC. ...................... 289 36,894
Brookfield Asset Management Ltd. , Class A ....... 79,887 3,551,873
BRP, Inc. .............................. 1,393 100,137
Canadian Imperial Bank of Commerce .......... 142,687 13,523,006
Canadian National Railway Co. ............... 67,820 6,980,424
Canadian Tire Corp. Ltd. , Class A , NVS .......... 9,926 1,334,883
Canadian Utilities Ltd. , Class A , NVS ............ 24,902 874,640
CCL Industries, Inc. , Class B , NVS ............. 11,400 714,272
Dollarama, Inc. .......................... 2,883 353,831
DPM Metals, Inc. ......................... 4,652 163,795
Element Fleet Management Corp. ............. 33,840 733,918
Empire Co. Ltd. , Class A , NVS ................ 10,215 365,907
EQB, Inc. .............................. 3,050 244,421
Finning International, Inc. ................... 9,478 586,490
FirstService Corp. ........................ 1,782 247,899
Fortis, Inc. ............................. 82,496 4,602,483
Security Shares Value
a
Canada (continued)
Franco-Nevada Corp. ...................... 5,566 $ 1,378,196
George Weston Ltd. ....................... 9,825 694,128
GFL Environmental, Inc. .................... 1,875 78,216
Gildan Activewear, Inc. ..................... 14,157 788,400
Great-West Lifeco, Inc. ..................... 54,133 2,535,235
Hammond Power Solutions, Inc. , Class A
(a)
....... 338 42,610
Hydro One Ltd.
(c)
......................... 35,889 1,482,153
iA Financial Corp., Inc. ..................... 12,405 1,376,669
Imperial Oil Ltd. .......................... 13,424 1,758,311
Intact Financial Corp. ...................... 19,412 3,517,631
Kinross Gold Corp. ........................ 24,228 740,721
Linamar Corp. ........................... 2,978 184,469
Loblaw Companies Ltd. .................... 25,054 1,142,207
Magna International, Inc. .................... 46,536 2,598,937
Manulife Financial Corp. .................... 345,610 11,905,421
Maple Leaf Foods, Inc. ..................... 11,878 256,157
Metro, Inc. , Class A ....................... 17,937 1,227,262
North West Co., Inc. (The) ................... 8,004 313,750
Open Text Corp. ......................... 58,078 1,294,241
OR Royalties, Inc. ........................ 5,731 218,224
Power Corp. of Canada .................... 104,133 5,013,146
Premium Brands Holdings Corp. ............... 7,772 458,856
RB Global, Inc. .......................... 11,083 1,062,888
Royal Bank of Canada ..................... 201,525 32,577,774
Saputo, Inc. ............................ 23,653 738,954
Stantec, Inc. ............................ 3,747 323,927
Stella-Jones, Inc. ......................... 3,524 236,453
Sun Life Financial, Inc. ..................... 118,812 7,443,366
TFI International, Inc. ...................... 6,566 714,703
TMX Group Ltd. .......................... 26,368 935,039
Toromont Industries Ltd. .................... 4,330 606,219
Toronto-Dominion Bank (The) ................ 282,264 26,361,684
Tourmaline Oil Corp.
(a)
..................... 59,244 2,835,501
Waste Connections, Inc. .................... 10,481 1,702,908
Wheaton Precious Metals Corp. ............... 10,618 1,393,751
156,984,500
a
China  —  3 .5%
Agricultural Bank of China Ltd. , Class A .......... 2,317,700 2,254,556
ANTA Sports Products Ltd. .................. 222,600 2,176,064
Apeloa Pharmaceutical Co. Ltd. , Class A ......... 30,100 78,537
Bank of Communications Co. Ltd. , Class A ........ 404,600 411,461
Beijing Kingsoft Office Software, Inc. , Class A ...... 1,156 39,677
CGN Power Co. Ltd. , Class A ................. 161,200 108,275
Chengdu Xingrong Environment Co. Ltd. , Class A ... 48,600 48,381
China Coal Xinji Energy Co. Ltd. , Class A ......... 39,200 43,071
China Communications Services Corp. Ltd. , Class H . 606,000 327,019
China Construction Bank Corp. , Class A ......... 353,700 496,164
China Foods Ltd. ......................... 142,000 67,740
China Merchants Bank Co. Ltd. , Class A ......... 623,200 3,571,886
China Merchants Bank Co. Ltd. , Class H ......... 1,314,000 8,349,450
China Overseas Property Holdings Ltd. .......... 240,000 121,773
China Resources Beer Holdings Co. Ltd. ......... 285,500 944,847
Chongqing Rural Commercial Bank Co. Ltd. , Class H 676,000 585,375
CNOOC Energy Technology & Services Ltd. , Class A . 85,200 55,180
ENN Energy Holdings Ltd. ................... 168,600 1,372,811
Foxconn Industrial Internet Co. Ltd. , Class A ....... 79,400 614,688
Fuyao Glass Industry Group Co. Ltd. , Class H
(c)
.... 142,800 1,074,206
Haier Smart Home Co. Ltd. , Class H ............ 648,000 1,735,960
Henan Lingrui Pharmaceutical Co. , Class A ....... 12,800 41,675
Hengdian Group DMEGC Magnetics Co. Ltd. , Class A 25,900 71,076
Huaxia Bank Co. Ltd. , Class A ................ 358,000 381,164
Huizhou Desay Sv Automotive Co. Ltd. , Class A .... 2,500 38,209
Industrial & Commercial Bank of China Ltd. , Class A . 1,931,800 2,142,417

Schedule of Investments
(continued)
March 31, 2026
iShares
®
International Dividend Growth ETF
(Percentages shown are based on Net Assets)
34
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
China (continued)
Inner Mongolia Yili Industrial Group Co. Ltd. , Class A . 160,100 $ 614,964
Jiangsu King's Luck Brewery JSC Ltd. , Class A ..... 19,400 75,021
Kweichow Moutai Co. Ltd. , Class A ............. 18,200 3,844,070
Lao Feng Xiang Co. Ltd. , Class A .............. 7,900 47,927
Luzhou Laojiao Co. Ltd. , Class A .............. 32,300 493,855
Midea Group Co. Ltd. , Class A ................ 142,800 1,595,377
NAURA Technology Group Co. Ltd. , Class A ....... 280 18,469
NetEase, Inc. ........................... 232,900 5,204,104
Offshore Oil Engineering Co. Ltd. , Class A ........ 70,900 66,849
Proya Cosmetics Co. Ltd. , Class A ............. 4,600 40,893
Sumec Corp. Ltd. , Class A ................... 28,700 52,151
Tian Di Science & Technology Co. Ltd. , Class A .... 113,900 95,044
Tsingtao Brewery Co. Ltd. , Class A ............. 9,400 84,787
Tsingtao Brewery Co. Ltd. , Class H ............. 154,000 956,684
WuXi AppTec Co. Ltd. , Class A ................ 13,400 194,970
Xiamen Tungsten Co. Ltd. , Class A ............. 9,600 78,859
ZCZL Industrial Technology Group Co. Ltd. ....... 26,100 78,186
Zhejiang JIULI Hi-tech Metals Co. Ltd. , Class A ..... 14,100 62,351
40,756,223
a
Colombia  —  0 .0%
Grupo de Inversiones Suramericana SA ......... 19,840 268,951
a
Denmark  —  2 .4%
Novo Nordisk A.S. , Class B .................. 766,541 28,051,157
a
Finland  —  0 .2%
Harvia OYJ ............................. 2,146 82,596
Huhtamaki OYJ .......................... 16,389 532,552
Metso OYJ ............................. 93,022 1,612,098
Revenio Group OYJ ....................... 2,539 56,107
Scanfil OYJ ............................. 3,718 50,178
2,333,531
a
France  —  10 .8%
Air Liquide SA ........................... 60,858 12,579,258
AXA SA ............................... 505,804 23,242,470
Cie Generale des Etablissements Michelin SCA .... 158,996 5,447,026
Euronext N.V.
(c)
.......................... 9,730 1,562,461
IPSOS SA ............................. 10,605 418,900
Legrand SA ............................ 22,604 3,511,636
L'Oreal SA ............................. 24,522 10,012,100
Publicis Groupe SA ....................... 56,863 4,706,521
Rubis SCA ............................. 26,528 1,074,979
Sanofi SA .............................. 305,487 29,500,809
Schneider Electric SE ...................... 45,343 12,350,600
Thales SA .............................. 7,754 2,273,823
Valeo SE .............................. 44,314 542,663
Veolia Environnement SA ................... 144,518 5,504,113
Vinci SA ............................... 97,581 14,646,830
127,374,189
a
Germany  —  2 .5%
Atoss Software SE ........................ 829 73,641
Deutsche Boerse AG ...................... 16,125 4,723,744
DWS Group GmbH & Co. KGaA
(c)
.............. 6,612 425,967
E.ON SE .............................. 347,796 7,617,242
FUCHS SE ............................. 5,558 192,446
Heidelberg Materials AG .................... 12,958 2,734,611
Nemetschek SE .......................... 2,950 220,837
SAP SE ............................... 74,077 12,628,838
Symrise AG , Class A ...................... 11,591 989,776
29,607,102
a
Security Shares Value
a
Greece  —  0 .0%
Titan SA ............................... 4,432 $ 232,158
a
Hong Kong  —  1 .2%
AIA Group Ltd. .......................... 1,193,400 13,260,252
First Pacific Co. Ltd. ....................... 558,000 389,971
13,650,223
a
India  —  1 .6%
ABB India Ltd. ........................... 2,348 148,424
Berger Paints India Ltd. .................... 18,088 78,739
Bharat Electronics Ltd. ..................... 98,406 421,104
Computer Age Management Services Ltd. ........ 15,186 101,424
CRISIL Ltd. ............................. 1,788 71,528
Cummins India Ltd. ....................... 8,119 388,743
Eicher Motors Ltd. ........................ 7,805 546,494
Gabriel India Ltd. ......................... 4,514 39,797
HDFC Asset Management Co. Ltd.
(c)
............ 18,549 433,448
Honeywell Automation India Ltd. ............... 55 15,326
Info Edge India Ltd. ....................... 18,042 186,456
Infosys Ltd. ............................. 721,344 9,729,374
KEI Industries Ltd. ........................ 408 17,495
KPIT Technologies Ltd. ..................... 8,850 59,816
L&T Technology Services Ltd.
(c)
............... 1,769 58,976
LTIMindtree Ltd.
(c)
........................ 7,491 322,431
Mahindra & Mahindra Ltd. ................... 40,751 1,278,218
Mphasis Ltd. ............................ 15,367 337,712
NBCC India Ltd. ......................... 54,024 44,677
NHPC Ltd. ............................. 423,261 331,554
Persistent Systems Ltd. .................... 4,416 231,834
PI Industries Ltd. ......................... 2,478 71,726
Pidilite Industries Ltd. ...................... 18,380 249,010
Polycab India Ltd. ........................ 1,700 124,394
Reliance Industries Ltd. .................... 147,008 2,114,205
Schaeffler India Ltd. ....................... 1,545 63,433
Sun Pharmaceutical Industries Ltd. ............. 55,446 1,037,018
Supreme Industries Ltd. .................... 3,722 148,940
Tata Elxsi Ltd. ........................... 2,770 117,566
UNO Minda Ltd. .......................... 3,792 41,535
UTI Asset Management Co. Ltd. ............... 9,982 99,659
Varun Beverages Ltd. ...................... 23,629 96,650
ZF Commercial Vehicle Control Systems India Ltd. .. 20 2,924
19,010,630
a
Indonesia  —  0 .5%
Aneka Tambang Tbk ...................... 1,747,000 365,583
Bank Central Asia Tbk PT ................... 12,710,300 4,909,745
Ciputra Development Tbk PT ................. 1,229,300 51,413
Medikaloka Hermina Tbk PT ................. 479,800 37,593
Sumber Alfaria Trijaya Tbk PT ................ 2,082,000 182,702
5,547,036
a
Ireland  —  0 .1%
Glanbia PLC ............................ 25,558 500,724
Kerry Group PLC , Class A ................... 14,474 1,152,416
1,653,140
a
Italy  —  4 .7%
Buzzi SpA .............................. 6,761 341,816
DiaSorin SpA ........................... 2,805 196,526
Enel SpA .............................. 2,086,940 22,816,159
Eni SpA ............................... 514,380 14,625,769
Hera SpA .............................. 173,893 802,113
Interpump Group SpA ...................... 2,977 113,664
Iren SpA ............................... 161,119 455,789
Italgas SpA ............................. 118,871 1,384,727
Poste Italiane SpA
(c)
....................... 129,228 3,041,866

iShares
®
International Dividend Growth ETF
Schedule of Investments
(continued)
March 31, 2026
(Percentages shown are based on Net Assets)
35
Schedule of Investments
Security Shares Value
a
Italy (continued)
Prysmian SpA ........................... 12,347 $ 1,458,071
Recordati Industria Chimica e Farmaceutica SpA ... 14,138 809,522
Snam SpA ............................. 516,320 3,911,348
SOL SpA .............................. 1,362 92,724
Tenaris SA ............................. 54,887 1,604,474
Terna - Rete Elettrica Nazionale ............... 299,359 3,423,893
55,078,461
a
Japan  —  20 .3%
77 Bank Ltd. (The) ........................ 22,500 445,612
Aica Kogyo Co. Ltd. ....................... 9,300 213,313
Air Water, Inc. ........................... 35,800 484,926
Aisan Industry Co. Ltd. ..................... 4,500 53,560
Ajinomoto Co., Inc. ........................ 42,200 1,193,046
Alfresa Holdings Corp. ..................... 19,400 313,303
and ST HD Co. Ltd. ....................... 3,100 58,210
Arata Corp. ............................. 3,900 73,381
Arcs Co. Ltd. ............................ 4,500 107,180
As One Corp. ........................... 6,300 88,699
Asahi Group Holdings Ltd. ................... 204,500 2,041,856
Asahi Intecc Co. Ltd. ...................... 7,200 153,749
ASKUL Corp. ........................... 5,700 40,406
Astellas Pharma, Inc. ...................... 245,600 4,003,725
Azbil Corp. ............................. 41,100 359,114
AZ-COM MARUWA Holdings, Inc. ............. 7,700 43,431
Bandai Namco Holdings, Inc. ................. 22,900 564,952
BayCurrent, Inc. ......................... 12,300 356,040
Belc Co. Ltd. ............................ 1,400 66,927
Blue Zones Holdings Co. Ltd. ................. 8,000 96,230
Bridgestone Corp. ........................ 158,500 3,302,863
Canon Marketing Japan, Inc. ................. 10,400 228,726
Capcom Co. Ltd. ......................... 17,500 369,809
Chiba Bank Ltd. (The) ...................... 68,500 886,702
Cosmos Pharmaceutical Corp. ................ 1,600 68,938
CyberAgent, Inc. ......................... 20,400 174,525
Daido Steel Co. Ltd. ....................... 20,500 243,193
Daifuku Co. Ltd. .......................... 22,100 780,330
Daiichi Sankyo Co. Ltd. ..................... 195,200 3,492,257
Daikin Industries Ltd. ...................... 20,200 2,422,927
Daiwa House Industry Co. Ltd. ................ 77,200 2,421,991
DCM Holdings Co. Ltd. ..................... 12,300 125,204
Dentsu Soken, Inc. ........................ 4,200 52,517
Dexerials Corp. .......................... 17,500 243,783
Digital Garage, Inc. ....................... 3,400 42,397
Dowa Holdings Co. Ltd. .................... 3,800 217,561
DTS Corp. ............................. 16,300 107,121
Ebara Corp. ............................ 24,100 682,226
Elecom Co. Ltd. .......................... 7,800 79,890
EXEO Group, Inc. ........................ 22,900 393,621
Fuji Electric Co. Ltd. ....................... 9,800 686,510
FUJIFILM Holdings Corp. ................... 120,700 2,300,016
Fujitsu Ltd. ............................. 58,400 1,194,319
Fukuda Denshi Co. Ltd. .................... 1,600 98,700
Fukuoka Financial Group, Inc. ................ 20,900 800,377
Funai Soken Holdings, Inc. .................. 11,200 81,203
Fuso Chemical Co. Ltd. .................... 3,000 53,535
Future Corp. ............................ 3,500 35,421
Galilei Co. Ltd. .......................... 1,900 42,986
Goldwin, Inc. ............................ 12,600 178,941
Gunma Bank Ltd. (The) .................... 43,900 585,056
Hamakyorex Co. Ltd. ...................... 5,100 57,423
Hanwa Co. Ltd. .......................... 26,000 260,751
Hazama Ando Corp. ....................... 24,600 307,838
Heiwa Real Estate Co. Ltd. .................. 5,800 89,381
Hitachi Ltd. ............................. 184,900 5,424,132
Security Shares Value
a
Japan (continued)
Hokuetsu Corp. .......................... 14,600 $ 85,140
Hulic Co. Ltd. ........................... 75,300 877,739
Inpex Corp. ............................. 92,000 2,721,312
Internet Initiative Japan, Inc. ................. 8,800 136,695
ITOCHU Corp. .......................... 588,700 7,488,547
Japan Elevator Service Holdings Co. Ltd. ......... 8,400 86,861
Jeol Ltd. ............................... 4,100 152,709
Kagome Co. Ltd. ......................... 6,000 106,488
Kajima Corp. ............................ 37,500 1,430,574
Kamigumi Co. Ltd. ........................ 13,200 456,335
Kandenko Co. Ltd. ........................ 8,800 334,220
Kao Corp. .............................. 47,800 1,860,738
Katitas Co. Ltd. .......................... 4,000 80,175
KeePer Technical Laboratory Co. Ltd. ........... 600 11,488
Kinden Corp. ............................ 7,300 328,416
Kobayashi Pharmaceutical Co. Ltd. ............. 4,200 156,815
Kohnan Shoji Co. Ltd. ...................... 3,900 101,171
Kokuyo Co. Ltd. .......................... 47,400 257,088
Komatsu Ltd. ........................... 117,000 4,659,006
Komeri Co. Ltd. .......................... 1,900 42,424
Kubota Corp. ........................... 91,700 1,469,510
Kurita Water Industries Ltd. .................. 6,400 306,184
Kusuri no Aoki Holdings Co. Ltd. .............. 1,000 24,459
Kyowa Kirin Co. Ltd. ....................... 28,100 459,886
Lasertec Corp. .......................... 3,900 868,036
Life Corp. .............................. 4,000 64,465
Maeda Kosen Co. Ltd. ..................... 3,700 45,690
Marubeni Corp. .......................... 137,300 5,022,700
Marui Group Co. Ltd. ...................... 27,700 536,880
Maruzen Showa Unyu Co. Ltd. ................ 1,400 73,141
Matsuda Sangyo Co. Ltd. ................... 1,300 51,828
Max Co. Ltd. ............................ 8,000 81,961
MCJ Co. Ltd.
(b)
.......................... 6,900 100,538
Medipal Holdings Corp. ..................... 18,900 354,892
Meiko Electronics Co. Ltd. ................... 700 112,719
Mitsubishi Corp. .......................... 335,800 11,519,943
Mitsubishi Logistics Corp. ................... 39,100 330,142
Mitsubishi UFJ Financial Group, Inc. ............ 1,341,800 22,721,934
Mitsui & Co. Ltd. ......................... 201,000 7,769,181
Mitsui Chemicals, Inc. ...................... 59,000 712,718
Miura Co. Ltd. ........................... 8,800 176,515
Mizuho Financial Group, Inc. ................. 251,700 10,189,762
Monex Group, Inc. ........................ 29,800 129,204
Monogatari Corp. (The) ..................... 2,400 71,613
MonotaRO Co. Ltd. ....................... 17,100 185,356
Morinaga & Co. Ltd. ....................... 10,700 182,672
MS&AD Insurance Group Holdings, Inc. ......... 162,700 4,245,749
Murata Manufacturing Co. Ltd. ................ 133,000 2,984,150
Nagase & Co. Ltd. ........................ 38,000 282,590
NEC Corp. ............................. 36,500 908,232
NH Foods Ltd. ........................... 7,100 315,310
NHK Spring Co. Ltd. ....................... 16,500 263,101
Nichias Corp. ........................... 13,800 257,481
Nichirei Corp. ........................... 24,400 302,800
Nifco, Inc. .............................. 5,100 144,625
Nippon Gas Co. Ltd. ....................... 12,300 229,891
Nippon Sanso Holdings Corp. ................ 8,900 315,579
Nishimatsuya Chain Co. Ltd. ................. 3,900 51,848
Nishio Holdings Co. Ltd. .................... 2,300 63,752
Nisshin Seifun Group, Inc. ................... 32,700 431,762
Nissui Corp. ............................ 31,000 264,266
Niterra Co. Ltd. .......................... 20,700 976,037
Nitto Denko Corp. ........................ 49,900 998,211
NOF Corp. ............................. 17,300 345,339

Schedule of Investments
(continued)
March 31, 2026
iShares
®
International Dividend Growth ETF
(Percentages shown are based on Net Assets)
36
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Japan (continued)
Nohmi Bosai Ltd. ......................... 3,800 $ 99,826
Nomura Micro Science Co. Ltd. ............... 2,700 54,085
Nomura Real Estate Holdings, Inc. ............. 81,700 529,725
Nomura Research Institute Ltd. ............... 28,000 766,294
Noritake Co. Ltd. ......................... 6,000 119,889
NTT, Inc. .............................. 3,911,100 3,912,922
Obic Co. Ltd. ............................ 25,000 606,786
Okamura Corp. .......................... 12,600 198,466
Okinawa Cellular Telephone Co. ............... 3,900 85,189
Olympus Corp. .......................... 70,100 667,866
Open House Group Co. Ltd. ................. 5,400 346,095
Open Up Group, Inc. ...................... 9,300 105,780
Oracle Corp. Japan ....................... 2,800 151,852
Organo Corp. ........................... 1,300 117,410
Osaka Gas Co. Ltd. ....................... 29,400 1,190,833
PALTAC Corp. ........................... 2,800 85,903
Pan Pacific International Holdings Corp. ......... 88,300 538,652
Persol Holdings Co. Ltd. .................... 335,800 495,541
Pilot Corp. ............................. 3,900 116,722
Raito Kogyo Co. Ltd. ...................... 5,500 135,068
Rinnai Corp. ............................ 9,500 221,995
Rohto Pharmaceutical Co. Ltd. ................ 16,600 254,997
Sakai Moving Service Co. Ltd. ................ 2,700 46,733
Sakata Seed Corp. ........................ 2,600 70,952
Sankyu, Inc. ............................ 5,500 307,462
Sanyo Denki Co. Ltd. ...................... 1,800 51,106
SBS Holdings, Inc. ........................ 2,600 69,997
Sekisui Chemical Co. Ltd. ................... 53,600 899,872
Sekisui House Ltd. ........................ 107,400 2,406,518
Senko Group Holdings Co. Ltd. ............... 14,900 170,967
Seven & i Holdings Co. Ltd. .................. 221,500 2,979,095
Shimadzu Corp. .......................... 19,900 472,881
Shimano, Inc. ........................... 7,100 741,260
Shin-Etsu Polymer Co. Ltd. .................. 4,300 53,490
Shionogi & Co. Ltd. ....................... 70,700 1,563,951
Ship Healthcare Holdings, Inc. ................ 7,200 111,123
SHO-BOND Holdings Co. Ltd. ................ 24,000 214,802
SMS Co. Ltd. ........................... 7,900 83,579
Sompo Holdings, Inc. ...................... 101,100 3,935,645
Sony Group Corp. ........................ 172,800 3,601,622
Starts Corp., Inc. ......................... 3,800 115,646
Sumitomo Bakelite Co. Ltd. .................. 5,000 157,706
Sumitomo Forestry Co. Ltd. .................. 88,300 803,411
Sumitomo Mitsui Financial Group, Inc. ........... 438,700 14,424,591
Sumitomo Mitsui Trust Group, Inc. ............. 95,800 3,051,864
Sumitomo Realty & Development Co. Ltd. ........ 31,500 893,838
Sundrug Co. Ltd. ......................... 9,800 241,442
Sysmex Corp. ........................... 52,600 458,718
T&D Holdings, Inc. ........................ 57,300 1,467,713
Taihei Dengyo Kaisha Ltd. ................... 5,000 94,084
Takeuchi Manufacturing Co. Ltd. .............. 4,800 191,917
TDK Corp. ............................. 122,900 1,596,504
Terumo Corp. ........................... 86,800 1,166,136
TIS, Inc. ............................... 22,500 481,082
TKC Corp. ............................. 3,900 92,010
Tocalo Co. Ltd. .......................... 7,400 120,932
Tokio Marine Holdings, Inc. .................. 267,200 12,542,617
Tokyo Seimitsu Co. Ltd. .................... 2,900 257,869
Tokyo Tatemono Co. Ltd. .................... 23,400 539,846
Toyota Motor Corp. ....................... 1,370,300 28,484,883
Toyota Tsusho Corp. ....................... 57,700 2,236,264
U-Next Holdings Co. Ltd. .................... 3,500 36,699
Unicharm Corp. .......................... 96,100 563,442
Valor Holdings Co. Ltd. ..................... 3,700 86,258
Security Shares Value
a
Japan (continued)
Yakult Honsha Co. Ltd. ..................... 31,000 $ 518,732
Yamaguchi Financial Group, Inc. .............. 22,500 352,388
Yamaha Motor Co. Ltd. ..................... 129,200 933,392
Yokogawa Bridge Holdings Corp. .............. 5,400 101,925
Yonex Co. Ltd. ........................... 2,100 40,148
Zensho Holdings Co. Ltd. ................... 2,900 169,310
Zeon Corp. ............................. 31,100 354,424
ZOZO, Inc. ............................. 53,900 377,457
239,143,622
a
Malaysia  —  0 .5%
CIMB Group Holdings Bhd
(a)
................. 2,238,400 4,198,827
Gas Malaysia Bhd ........................ 74,100 109,727
Hong Leong Bank Bhd ..................... 165,600 900,000
Hong Leong Financial Group Bhd
(a)
............. 48,000 224,731
Kelington Group Bhd ...................... 47,500 58,451
Mega First Corp. Bhd ...................... 97,200 69,061
Scientex Bhd ........................... 126,900 106,246
5,667,043
a
Mexico  —  0 .0%
Corporativo Fragua SAB de CV
(a)
.............. 13,176 363,162
a
Netherlands  —  1 .7%
Aegon Ltd. ............................. 382,100 2,794,383
ASR Nederland N.V. ....................... 43,286 2,980,103
Koninklijke KPN N.V. ...................... 753,900 4,201,957
Koninklijke Vopak N.V. ..................... 10,137 548,666
NN Group N.V. .......................... 76,333 5,961,295
Wolters Kluwer N.V. ....................... 42,712 3,190,083
19,676,487
a
Norway  —  0 .2%
Borregaard ASA .......................... 11,362 205,112
Europris ASA
(c)
.......................... 30,978 292,760
Gjensidige Forsikring ASA ................... 34,028 890,127
Sparebanken Norge ....................... 32,400 669,104
TOMRA Systems ASA ..................... 23,230 280,065
2,337,168
a
Philippines  —  0 .1%
International Container Terminal Services, Inc. ..... 89,320 1,012,652
Manila Electric Co. ........................ 64,690 657,548
1,670,200
a
Poland  —  0 .1%
Asseco Poland SA ........................ 6,253 288,095
Asseco South Eastern Europe SA .............. 4,323 70,804
Cyber Folks SA .......................... 898 41,656
Dom Development SA ..................... 1,993 120,798
Neuca SA
(a)
............................. 283 51,077
572,430
a
Portugal  —  0 .0%
Sonae SGPS SA ......................... 167,657 372,376
a
Saudi Arabia  —  0 .2%
Arab National Bank ....................... 287,384 1,650,097
Dr Sulaiman Al Habib Medical Services Group Co. .. 9,644 662,740
Mouwasat Medical Services Co. ............... 22,920 443,729
2,756,566
a
Singapore  —  0 .1%
Sembcorp Industries Ltd. ................... 212,600 1,104,066
a

iShares
®
International Dividend Growth ETF
Schedule of Investments
(continued)
March 31, 2026
(Percentages shown are based on Net Assets)
37
Schedule of Investments
Security Shares Value
a
South Africa  —  1 .2%
Bid Corp. Ltd. ........................... 50,050 $ 1,205,548
Bidvest Group Ltd. ........................ 67,964 913,952
Capitec Bank Holdings Ltd. .................. 8,701 2,137,785
FirstRand Ltd. ........................... 1,586,214 8,120,323
PSG Financial Services Ltd. ................. 104,172 166,129
Shoprite Holdings Ltd. ..................... 77,527 1,271,357
13,815,094
a
South Korea  —  0 .4%
Classys, Inc. ............................ 926 31,467
DB Insurance Co. Ltd. ..................... 8,864 994,222
Hanil Cement Co. Ltd. ..................... 7,792 84,479
Hankook Tire & Technology Co. Ltd. ............ 19,605 721,675
JB Financial Group Co. Ltd. .................. 26,997 553,971
Kakao Corp. ............................ 1,727 53,316
Kolmar Korea Co. Ltd.
(b)
.................... 1,031 53,156
NICE Information Service Co. Ltd. ............. 8,314 87,645
PharmaResearch Co. Ltd. ................... 379 76,896
PSK Holdings, Inc.
(a)
....................... 891 58,768
Samsung Fire & Marine Insurance Co. Ltd. ....... 6,399 1,916,701
Youngone Holdings Co. Ltd. ................. 642 96,014
Yuhan Corp. ............................ 1,208 77,225
4,805,535
a
Spain  —  2 .3%
Acciona SA ............................. 3,262 857,783
Iberdrola SA ............................ 1,116,665 25,565,099
Vidrala SA ............................. 2,958 265,310
26,688,192
a
Sweden  —  1 .7%
AAK AB ............................... 18,939 487,730
AddTech AB , Class B ...................... 13,926 477,869
Assa Abloy AB , Class B .................... 94,185 3,404,587
Atlas Copco AB , Class A .................... 236,534 4,174,074
Axfood AB ............................. 15,468 525,641
Beijer Alma AB , Class B .................... 3,189 81,564
Bergman & Beving AB ..................... 1,501 43,156
Bravida Holding AB
(c)
...................... 34,361 357,161
Catena AB ............................. 4,599 214,501
EQT AB ............................... 56,850 1,763,923
Essity AB , Class A ........................ 3,505 90,275
Essity AB , Class B ........................ 100,220 2,582,950
Evolution AB
(c)
........................... 51,487 3,235,877
Getinge AB , Class B ....................... 24,736 499,342
Holmen AB , Class B ....................... 10,629 381,155
Lagercrantz Group AB , Class B ............... 10,386 221,868
Lifco AB , Class B ......................... 9,772 295,626
MIPS AB .............................. 3,759 92,237
Sagax AB , Class B ........................ 22,639 417,746
Sweco AB , Class B ....................... 25,259 358,060
Vitec Software Group AB , Class B ............. 1,819 46,264
Wihlborgs Fastigheter AB ................... 50,140 455,763
20,207,369
a
Switzerland  —  12 .6%
ALSO Holding AG , Registered ................ 657 115,866
Bachem Holding AG , Class B ................. 2,618 216,026
BKW AG .............................. 2,589 510,447
Burckhardt Compression Holding AG ........... 532 318,413
Chocoladefabriken Lindt & Spruengli AG , Participation
Certificates , NVS ....................... 66 926,771
Chocoladefabriken Lindt & Spruengli AG , Registered . 7 1,001,921
Cie Financiere Richemont SA , Class A, Registered .. 60,831 10,740,686
Cie Financiere Tradition SA , Bearer ............ 209 69,372
Security Shares Value
a
Switzerland (continued)
DKSH Holding AG ........................ 7,722 $ 568,238
Emmi AG , Registered ...................... 239 255,513
Geberit AG , Registered ..................... 3,882 2,620,466
Givaudan SA , Registered ................... 1,052 3,557,339
Logitech International SA , Registered ........... 13,755 1,277,351
Nestle SA , Registered ..................... 341,015 33,450,504
Novartis AG , Registered .................... 217,097 33,323,156
Roche Holding AG , Bearer .................. 3,188 1,320,987
Roche Holding AG , NVS .................... 78,683 31,401,665
Siegfried Holding AG , Registered
(b)
............. 1,014 96,189
Sika AG , Registered ....................... 21,764 3,602,338
Swiss Life Holding AG , Registered ............. 6,323 6,887,095
Temenos AG , Registered ................... 4,967 435,339
UBS Group AG , Registered .................. 400,491 15,616,504
148,312,186
a
Taiwan  —  3 .6%
Airtac International Group ................... 17,000 541,458
Alchip Technologies Ltd. .................... 6,000 489,310
Allis Electric Co. Ltd. ...................... 29,902 97,247
Asia Vital Components Co. Ltd. ............... 11,000 726,544
Bora Pharmaceuticals Co. Ltd. ................ 8,000 112,468
Chief Telecom, Inc. ....................... 6,000 66,562
Chung-Hsin Electric & Machinery Manufacturing Corp. 62,000 281,627
Getac Holdings Corp. ...................... 101,000 311,094
Kuo Toong International Co. Ltd. ............... 50,000 81,209
Lotes Co. Ltd. ........................... 13,155 877,927
Pegavision Corp. ......................... 9,000 79,079
Primax Electronics Ltd. ..................... 140,000 311,354
Taiwan Hon Chuan Enterprise Co. Ltd. .......... 67,000 245,668
Taiwan Sakura Corp. ...................... 54,000 149,326
Taiwan Semiconductor Manufacturing Co. Ltd. ..... 622,000 35,973,075
Wistron Corp. ........................... 487,000 1,936,609
42,280,557
a
Turkey  —  0 .1%
Aksa Akrilik Kimya Sanayii A.S. ............... 348,166 84,847
Coca-Cola Icecek A.S. ..................... 86,190 136,634
Enerjisa Enerji A.S.
(a) (c)
..................... 41,187 106,117
Ford Otomotiv Sanayi A.S. .................. 261,844 598,260
Haci Omer Sabanci Holding A.S. .............. 240,724 487,001
1,412,859
a
United Kingdom  —  7 .1%
AJ Bell PLC ............................ 53,906 335,202
Autotrader Group PLC
(c)
.................... 102,512 641,631
Aviva PLC ............................. 946,985 7,599,923
BAE Systems PLC ........................ 229,738 6,735,574
British American Tobacco PLC ................ 604,080 35,072,162
Bunzl PLC ............................. 53,851 1,621,208
Chemring Group PLC ...................... 21,527 146,774
Clarkson PLC ........................... 3,863 237,598
Coca-Cola HBC AG , Class DI
(b)
............... 20,519 1,155,819
Cranswick PLC .......................... 5,519 382,049
Croda International PLC .................... 26,295 987,448
DCC PLC .............................. 20,211 1,251,811
Diploma PLC ........................... 8,231 657,180
Drax Group PLC ......................... 58,596 692,474
Fevertree Drinks PLC ...................... 10,938 110,319
Gamma Communications PLC ................ 10,229 96,128
Halma PLC ............................. 12,314 628,393
Hikma Pharmaceuticals PLC ................. 43,573 731,846
Hill & Smith PLC ......................... 9,276 260,026
JTC PLC
(c)
............................. 8,216 141,371
Kainos Group PLC ........................ 15,691 154,049

Schedule of Investments
(continued)
March 31, 2026
iShares
®
International Dividend Growth ETF
(Percentages shown are based on Net Assets)
38
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
United Kingdom (continued)
Keller Group PLC ........................ 9,181 $ 233,561
London Stock Exchange Group PLC ............ 37,108 4,381,999
Man Group PLC ......................... 304,022 1,023,495
Morgan Sindall Group PLC .................. 6,393 349,894
Paragon Banking Group PLC ................. 57,500 547,210
Pearson PLC ........................... 84,070 1,108,368
QinetiQ Group PLC ....................... 51,519 312,063
RELX PLC ............................. 229,471 7,518,010
Sage Group PLC (The) ..................... 130,459 1,461,843
Severn Trent PLC ........................ 54,981 2,254,969
Smiths Group PLC ........................ 29,309 894,399
Softcat PLC ............................ 16,607 271,430
Spirax Group PLC ........................ 8,898 798,274
United Utilities Group PLC ................... 141,346 2,464,533
Vesuvius PLC ........................... 60,001 315,446
83,574,479
a
Total Common Stocks — 99.0%
(Cost: $ 996,588,475 ) ................................ 1,166,850,652
a
Preferred Stocks
Colombia  —  0 .0%
Grupo de Inversiones Suramericana SA , Preference
Shares , NVS .......................... 27,427 313,567
a
Germany  —  0 .1%
FUCHS SE , Preference Shares , NVS ........... 11,626 494,553
a
Security Shares Value
a
South Korea  —  0 .0%
Samsung Fire & Marine Insurance Co. Ltd. , NVS ,
5.27% .............................. 692 $ 167,128
a
Total Preferred Stocks — 0.1%
(Cost: $ 933,282 ) ................................... 975,248
a
Total Long-Term Investments — 99.1%
(Cost: $ 997,521,757 ) ................................ 1,167,825,900
a
Short-Term Securities
Money Market Funds  —  0 .3%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.77%
(d) (e) (f)
...................... 3,301,169 3,301,830
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.62%
(d) (e)
............................ 1,175,751 1,175,751
a
Total Short-Term Securities — 0.3%
(Cost: $ 4,477,934 ) .................................. 4,477,581
Total Investments —  99.4%
(Cost: $ 1,001,999,691 ) ............................... 1,172,303,481
Other Assets Less Liabilities — 0 .6% ...................... 6,546,184
Net Assets — 100.0% ................................. $ 1,178,849,665
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended March 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/26
  Shares Held
at 03/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 487,433 $ 2,814,936
(a)
$ — $ (186) $ (353) $ 3,301,830 3,301,169 $ 24,176
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ...... 2,750,000 — (1,574,249)
(a)
— — 1,175,751 1,175,751 71,049 —
$ — $ (186) $ (353)
$ 4,477,581
$ 95,225 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

iShares
®
International Dividend Growth ETF
Schedule of Investments
(continued)
March 31, 2026
39
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended March 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P/TSX 60 Index ..................................................................... 4 06/18/26 $ 1,097 $ 22,508
MSCI EAFE Index ..................................................................... 63 06/19/26 9,138 139,913
$ 162,421
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 162,421 $ — $ — $ — $ 162,421
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts .................................. $ — $ — $ 969,891 $ — $ — $ — $ 969,891
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts .................................. $ — $ — $ 354,814 $ — $ — $ — $ 354,814
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 7,931,437
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 180,494,116 $ 986,356,536 $ — $ 1,166,850,652
Preferred Stocks ......................................... 313,567 661,681 — 975,248
Short-Term Securities
Money Market Funds ...................................... 4,477,581 — — 4,477,581
$ 185,285,264 $ 987,018,217 $ — $ 1,172,303,481

Schedule of Investments
(continued)
March 31, 2026
iShares
®
International Dividend Growth ETF
40
2026
iShares Annual Financial Statements and Additional Information
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 162,421 $ — $ — $ 162,421
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Fair Value Hierarchy as of Period End  (continued)

iShares
®
Latin America 40 ETF
Schedule of Investments
March 31, 2026
(Percentages shown are based on Net Assets)
41
Schedule of Investments
Security Shares Value
a
Common Stocks
Brazil  —  39 .5%
Ambev SA , ADR
(a)
........................ 28,061,928 $ 81,940,830
Axia Energia ............................ 6,019,346 68,050,793
B3 SA - Brasil Bolsa Balcao .................. 34,727,576 123,360,213
Banco do Brasil SA ....................... 18,894,708 83,897,851
Cia de Saneamento Basico do Estado de Sao Paulo
SABESP ............................. 3,114,187 95,135,757
Localiza Rent a Car SA ..................... 5,711,084 51,798,165
NU Holdings Ltd. , Class A
(b)
.................. 25,208,897 362,251,850
Petroleo Brasileiro SA - Petrobras , ADR .......... 12,268,615 254,573,761
Rede D'Or Sao Luiz SA
(c)
................... 6,642,115 49,971,181
Telefonica Brasil SA , NVS , ADR ............... 2,446,742 38,927,665
Vale SA , Class B , ADR ..................... 23,645,063 376,192,952
WEG SA .............................. 9,687,064 95,396,032
1,681,497,050
a
Chile  —  6 .8%
Banco de Chile .......................... 306,411,519 55,614,951
Banco Santander Chile , ADR ................. 1,025,159 34,240,311
Cencosud SA ........................... 8,140,900 22,225,625
Empresas Copec SA ...................... 2,408,975 16,679,284
Enel Americas SA ........................ 121,361,559 10,390,141
Falabella SA ............................ 5,459,338 33,418,745
Latam Airlines Group SA .................... 1,666,020,721 41,110,078
Sociedad Quimica y Minera de Chile SA , ADR
(a) (b)
... 941,751 76,225,326
289,904,461
a
Colombia  —  2 .3%
Ecopetrol SA , ADR ........................ 1,627,097 24,390,184
Grupo Cibest SA , ADR
(a)
.................... 734,324 53,466,130
Interconexion Electrica SA ESP ............... 2,923,939 22,285,817
100,142,131
a
Mexico  —  25 .3%
America Movil SAB de CV , Series B ............ 119,160,187 151,451,713
Arca Continental SAB de CV ................. 3,247,187 37,452,352
Cemex SAB de CV, CPO , NVS ............... 99,816,678 114,446,953
Fibra Uno Administracion SA de CV
(a)
........... 18,099,406 29,457,104
Fomento Economico Mexicano SAB de CV ....... 11,161,772 123,238,468
Grupo Aeroportuario del Pacifico SAB de CV , ADR .. 269,046 66,419,386
Grupo Bimbo SAB de CV , Series A
(a)
............ 9,083,156 30,457,941
Grupo Carso SAB de CV , Series A1
(a)
........... 3,551,358 26,674,319
Grupo Financiero Banorte SAB de CV , Class O .... 15,952,506 176,925,690
Grupo Mexico SAB de CV , Series B ............ 20,533,873 219,877,303
Wal-Mart de Mexico SAB de CV ............... 31,926,980 103,674,063
1,080,075,292
a
Security Shares Value
a
Peru  —  5 .8%
Credicorp Ltd. ........................... 448,095 $ 151,984,862
Southern Copper Corp. ..................... 544,708 93,722,459
245,707,321
a
Total Common Stocks — 79.7%
(Cost: $ 2,891,372,099 ) ............................... 3,397,326,255
a
Preferred Stocks
Brazil  —  19 .6%
Banco Bradesco SA , Preference Shares , ADR ..... 34,870,277 127,276,511
Gerdau SA , Preference Shares , ADR ........... 8,460,807 30,543,513
Itau Unibanco Holding SA , Preference Shares , ADR . 35,668,064 298,898,376
Itausa SA , Preference Shares , NVS ............ 38,340,738 103,478,579
Petroleo Brasileiro SA - Petrobras , Preference Shares ,
ADR ................................ 14,545,381 272,725,894
832,922,873
a
Total Preferred Stocks — 19.6%
(Cost: $ 696,211,317 ) ................................ 832,922,873
a
Total Long-Term Investments — 99.3%
(Cost: $ 3,587,583,416 ) ............................... 4,230,249,128
a
Short-Term Securities
Money Market Funds  —  1 .6%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.77%
(d) (e) (f)
...................... 57,272,315 57,283,770
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.62%
(d) (e)
............................ 11,378,454 11,378,454
a
Total Short-Term Securities — 1.6%
(Cost: $ 68,662,870 ) ................................. 68,662,224
Total Investments —  100.9%
(Cost: $ 3,656,246,286 ) ............................... 4,298,911,352
Liabilities in Excess of Other Assets — ( 0 .9 ) % ............... (39,040,573)
Net Assets — 100.0% ................................. $ 4,259,870,779
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended March 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/26
  Shares Held
at 03/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 28,297,381 $ 28,995,081
(a)
$ — $ (8,046) $ (646) $ 57,283,770 57,272,315 $ 1,006,546
(b)
$ —

Schedule of Investments
(continued)
March 31, 2026
iShares
®
Latin America 40 ETF
42
2026
iShares Annual Financial Statements and Additional Information
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended March 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Affiliates (continued)
Affiliated Issuer
Value at
03/31/25
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/26
  Shares Held
at 03/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. $ 3,220,000 $ 8,158,454
(a)
$ — $ — $ — $ 11,378,454 11,378,454 $ 263,946 $ —
$ — $ (8,046) $ (646)
$ 68,662,224
$ 1,270,492 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Mexican BOLSA Index ................................................................. 222 06/19/26 $ 8,499 $ 261,816
MSCI Brazil Index .................................................................... 219 06/19/26 16,977 (152,999)
$ 108,817
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 261,816 $ — $ — $ — $ 261,816
Liabilities — Derivative Financial Instruments
Futures contracts – –
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 152,999 $ — $ — $ — $ 152,999
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts .................................. $ — $ — $ 6,322,945 $ — $ — $ — $ 6,322,945
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts .................................. $ — $ — $ 259,194 $ — $ — $ — $ 259,194
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 23,522,249
a

iShares
®
Latin America 40 ETF
Schedule of Investments
(continued)
March 31, 2026
43
Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 3,339,536,893 $ 57,789,362 $ — $ 3,397,326,255
Preferred Stocks ......................................... 832,922,873 — — 832,922,873
Short-Term Securities
Money Market Funds ...................................... 68,662,224 — — 68,662,224
$ 4,241,121,990 $ 57,789,362 $ — $ 4,298,911,352
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 261,816 $ — $ — $ 261,816
Liabilities
Equity Contracts ........................................... (152,999) — — (152,999)
$ 108,817 $ — $ — $ 108,817
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

44
2026
iShares Annual Financial Statements and Additional Information
Statements of Assets and Liabilities
March 31, 2026
See notes to financial statements.
iShares
Asia 50 ETF
iShares
Blockchain and Tech
ETF
iShares
Emerging Markets
Infrastructure ETF
iShares
Europe ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
..................................... $ 3,324,557,786  $ 67,730,030  $ 13,927,361  $ 1,615,503,110
Investments, at value — affiliated
(c)
........................................ 17,198,300  13,351,523  587,036  2,972,184
Cash ............................................................ 131,142  —  —  —
Cash pledged:
Futures contracts .................................................. 680,000  2,000  —  —
Foreign currency collateral pledged:
(d)
Futures contracts .................................................. —  —  —  798,555
Foreign currency, at value
(e)
............................................. 5,358,139  11,783  46,339  3,002,679
Receivables:
Investments sold .................................................. 13,568  —  822,517  —
Securities lending income — affiliated .................................... 1,214  8,804  347  534
Capital shares sold ................................................. 683  —  —  —
Dividends — unaffiliated ............................................. 5,178,108  195  40,380  3,843,057
Dividends — affiliated ............................................... 38,338  222  13  2,171
Tax reclaims ..................................................... —  —  —  4,941,617
Variation margin on futures contracts ..................................... 192,516  312  —  82,894
Foreign withholding tax claims ......................................... —  —  —  104,329
Total assets .......................................................
3,353,349,794  81,104,869  15,423,993  1,631,251,130
LIABILITIES
Collateral on securities loaned ........................................... 6,694,888  13,330,196  585,046  1,433,543
Payables:
Investments purchased .............................................. 8,183,046  —  882,950  —
Investment advisory fees ............................................. 1,312,244  29,577  7,193  805,480
Professional fees .................................................. —  —  —  120,601
Total liabilities ......................................................
16,190,178  13,359,773  1,475,189  2,359,624
Commitments and contingent liabilities
NET ASSETS ......................................................
$ 3,337,159,616  $ 67,745,096  $ 13,948,804  $ 1,628,891,506
NET ASSETS CONSIST OF:
Paid-in capital ...................................................... $ 2,847,639,001  $ 74,510,203  $ 49,671,804  $ 1,904,441,582
Accumulated earnings (loss) ............................................ 489,520,615  (6,765,107) (35,723,000) (275,550,076)
NET ASSETS ......................................................
$ 3,337,159,616  $ 67,745,096  $ 13,948,804  $ 1,628,891,506
NET ASSET VALUE
Shares outstanding .................................................. 31,600,000  1,850,000  500,000  24,000,000
Net asset value ..................................................... $ 105.61  $ 36.62  $ 27.90  $ 67.87
Shares authorized ................................................... Unlimited Unlimited Unlimited Unlimited
Par value ......................................................... None None None None
(a)
Securities loaned, at value ........................................... $ 6,546,121  $ 13,795,422  $ 599,740  $ 614,163
(b)
Investments, at cost — unaffiliated ...................................... $ 2,735,214,564  $ 69,906,257  $ 12,360,675  $ 1,434,126,890
(c)
Investments, at cost — affiliated ........................................ $ 17,198,300  $ 13,351,525  $ 587,036  $ 2,972,302
(d)
Foreign currency collateral pledged, at cost ................................ $ —  $ —  $ —  $ 807,130
(e)
  Foreign currency, at cost ............................................. $ 5,358,314  $ 11,806  $ 46,789  $ 3,003,993

45
Statements of Assets and Liabilities
(continued)
March 31, 2026
Statements of Assets and Liabilities
See notes to financial statements.
iShares
Future AI & Tech
ETF
iShares
Future Metaverse
Tech and
Communications
ETF
iShares
India 50 ETF
iShares
International
Developed Small
Cap Value Factor
ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
...................................... $ 2,061,592,952  $ 7,143,777  $ 551,256,240  $ 296,926,566
Investments, at value — affiliated
(c)
......................................... 96,053,884  774,491  19,655,879  3,039,182
Cash ............................................................. —  855  23,094  —
Cash pledged:
Futures contracts ................................................... 150,000  2,000  86,000  205,000
Foreign currency, at value
(d)
.............................................. 303,274  8,976  1,132  1,029,409
Receivables:
Investments sold ................................................... 2,924,727  —  —  57,711,483
Securities lending income — affiliated ..................................... 26,633  1,099  —  2,100
Dividends — unaffiliated .............................................. 1,505,339  4,147  —  1,563,364
Dividends — affiliated ................................................ 10,004  22  75,348  302
Tax reclaims ...................................................... 66,978  247  —  264,735
Variation margin on futures contracts ...................................... 62,020  411  729  1,946
Foreign withholding tax claims .......................................... —  —  —  23,882
Total assets ........................................................
2,162,695,811  7,936,025  571,098,422  360,767,969
LIABILITIES
Collateral on securities loaned ............................................ 94,089,820  769,662  —  3,019,789
Payables:
Investments purchased ............................................... 1,034  —  —  60,156,492
Capital shares redeemed .............................................. 4,098,274  —  —  —
Deferred foreign capital gain tax ......................................... —  —  13,395,419  —
Investment advisory fees .............................................. 878,018  2,978  325,029  77,236
Professional fees ................................................... —  —  —  19,458
Total liabilities .......................................................
99,067,146  772,640  13,720,448  63,272,975
Commitments and contingent liabilities
NET ASSETS .......................................................
$ 2,063,628,665  $ 7,163,385  $ 557,377,974  $ 297,494,994
NET ASSETS CONSIST OF:
Paid-in capital ....................................................... $ 1,850,817,418  $ 7,099,984  $ 267,572,519  $ 311,345,470
Accumulated earnings (loss) ............................................. 212,811,247  63,401  289,805,455  (13,850,476)
NET ASSETS .......................................................
$ 2,063,628,665  $ 7,163,385  $ 557,377,974  $ 297,494,994
NET ASSET VALUE
Shares outstanding ................................................... 44,425,000  250,000  13,450,000  6,200,000
Net asset value ...................................................... $ 46.45  $ 28.65  $ 41.44  $ 47.98
Shares authorized .................................................... Unlimited Unlimited Unlimited Unlimited
Par value .......................................................... None None None None
(a)
Securities loaned, at value ............................................ $ 99,223,783  $ 770,783  $ —  $ 2,835,936
(b)
Investments, at cost — unaffiliated ....................................... $ 1,945,099,316  $ 7,177,459  $ 497,146,531  $ 304,830,706
(c)
Investments, at cost — affiliated ......................................... $ 96,053,884  $ 774,518  $ 19,655,879  $ 3,039,302
(d)
  Foreign currency, at cost .............................................. $ 302,573  $ 9,041  $ 1,132  $ 1,026,797

46
2026
iShares Annual Financial Statements and Additional Information
Statements of Assets and Liabilities
(continued)
March 31, 2026
See notes to financial statements.
.
iShares
International
Dividend Growth
ETF
iShares
Latin America 40
ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
.................................................................... $ 1,167,825,900  $ 4,230,249,128
Investments, at value — affiliated
(c)
....................................................................... 4,477,581  68,662,224
Cash ........................................................................................... 28,726  92,314
Cash pledged:
Futures contracts ................................................................................. 341,000  1,162,000
Foreign currency collateral pledged:
(d)
Futures contracts ................................................................................. 61,102  672,655
Foreign currency, at value
(e)
............................................................................ 1,985,979  4,321,018
Receivables:
Investments sold ................................................................................. 133,195  8,416
Securities lending income — affiliated ................................................................... 1,682  73,608
Capital shares sold ................................................................................ —  3,726,284
Dividends — unaffiliated ............................................................................ 4,629,709  13,145,074
Dividends — affiliated .............................................................................. 4,552  34,323
Tax reclaims .................................................................................... 2,605,328  —
Variation margin on futures contracts .................................................................... 311,812  269,708
Foreign withholding tax claims ........................................................................ 32,710  —
Total assets ......................................................................................
1,182,439,276  4,322,416,752
LIABILITIES
Collateral on securities loaned .......................................................................... 3,302,645  57,292,377
Payables:
Investments purchased ............................................................................. 133,312  3,622,871
Investment advisory fees ............................................................................ 150,050  1,630,725
Professional fees ................................................................................. 3,604  —
Total liabilities .....................................................................................
3,589,611  62,545,973
Commitments and contingent liabilities
NET ASSETS .....................................................................................
$ 1,178,849,665  $ 4,259,870,779
NET ASSETS CONSIST OF:
Paid-in capital ..................................................................................... $ 970,375,431  $ 4,833,455,619
Accumulated earnings (loss) ........................................................................... 208,474,234  (573,584,840)
NET ASSETS .....................................................................................
$ 1,178,849,665  $ 4,259,870,779
NET ASSET VALUE
Shares outstanding ................................................................................. 14,100,000  120,500,000
Net asset value .................................................................................... $ 83.61  $ 35.35
Shares authorized .................................................................................. Unlimited Unlimited
Par value ........................................................................................ None None
(a)
Securities loaned, at value .......................................................................... $ 3,063,730  $ 56,168,899
(b)
Investments, at cost — unaffiliated ..................................................................... $ 997,521,757  $ 3,587,583,416
(c)
Investments, at cost — affiliated ....................................................................... $ 4,477,934  $ 68,662,870
(d)
Foreign currency collateral pledged, at cost ............................................................... $ 61,287  $ 672,655
(e)
  Foreign currency, at cost ............................................................................ $ 1,984,599  $ 4,311,312

47
Statements of Operations
Statements of Operations
Year Ended March 31, 2026
See notes to financial statements.
iShares
Asia 50 ETF
iShares
Blockchain and Tech
ETF
iShares
Emerging Markets
Infrastructure ETF
iShares
Europe ETF
INVESTMENT INCOME
Dividends — unaffiliated ............................................ $ 26,323,155  $ 95,176  $ 399,026  $ 64,095,081
Dividends — affiliated .............................................. 163,125  4,056  1,002  48,166
Interest — unaffiliated .............................................. 18,281  600  127  18,411
Securities lending income — affiliated — net ............................... 5,259  216,453  2,872  28,559
Foreign taxes withheld ............................................. (3,232,427) (254) (26,277) (5,785,344)
Foreign withholding tax claims ........................................ —  —  —  1,446,482
Total investment income ..............................................
23,277,393  316,031  376,750  59,851,355
EXPENSES
Investment advisory ............................................... 6,991,864  306,096  51,823  11,344,781
Commitment costs ................................................ 10,588  —  76  —
Professional .................................................... —  —  —  125,489
Interest expense ................................................. 6,169  —  99  256
Total expenses .................................................... 7,008,621  306,096  51,998  11,470,526
Net investment income ...............................................
16,268,772  9,935  324,752  48,380,829
—  —  —  —
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated ......................................... (81,313,183) 3,303,118  (29,109) (12,100,317)
Investments — affiliated ........................................... (251) (4,043) (368) (541)
Foreign currency transactions ....................................... (125,981) 760  (309) 435,831
Futures contracts ............................................... 319,518  4,066  20,954  902,240
In-kind redemptions — unaffiliated
(a)
................................... (1,135,160) 3,076,580  254,267  291,714,398
(82,255,057) 6,380,481  245,435  280,951,611
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ......................................... 435,091,794  (774,112) 1,572,805  52,257,529
Investments — affiliated ........................................... —  (946) —  (115)
Foreign currency translations ....................................... (141,853) (26) (550) 297,524
Futures contracts ............................................... 298,251  463  —  (64,055)
435,248,192  (774,621) 1,572,255  52,490,883
Net realized and unrealized gain ........................................
352,993,135  5,605,860  1,817,690  333,442,494
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............
$ 369,261,907  $ 5,615,795  $ 2,142,442  $ 381,823,323
(a)
See Note 2 of the Notes to Financial Statements.

48
2026
iShares Annual Financial Statements and Additional Information
Statements of Operations
(continued)
Year Ended March 31, 2026
See notes to financial statements.
iShares
Future AI & Tech
ETF
iShares
Future Metaverse
Tech and
Communications
ETF
iShares
India 50 ETF
iShares
International
Developed Small
Cap Value Factor
ETF
INVESTMENT INCOME
Dividends — unaffiliated ............................................ $ 8,288,588  $ 29,140  $ 8,941,890  $ 4,056,224
Dividends — affiliated .............................................. 122,665  418  1,201,718  2,198
Interest — unaffiliated .............................................. 22,794  41  13,999  1,121
Securities lending income — affiliated — net ............................... 214,701  5,787  —  7,630
Foreign taxes withheld ............................................. (394,714) (707) (2,109,154) (414,784)
Foreign withholding tax claims ........................................ —  —  —  68,324
Total investment income ..............................................
8,254,034  34,679  8,048,453  3,720,713
EXPENSES
Investment advisory ............................................... 7,420,811  35,084  4,872,568  262,866
Commitment costs ................................................ 2,213  27  6,482  —
Professional .................................................... —  —  —  12,951
Interest expense ................................................. 58,336  11  97  597
Total expenses .................................................... 7,481,360  35,122  4,879,147  276,414
Net investment income (loss) ...........................................
772,674  (443) 3,169,306  3,444,299
—  —  —  —
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated
(a)
........................................ 168,130,414  655,896  7,414,824  (1,885,605)
Investments — affiliated ........................................... (44,282) (270) —  (622)
Foreign currency transactions ....................................... 1,017,032  (950) (29,261) (17,772)
Futures contracts ............................................... 416,268  423  (423,206) 76,491
In-kind redemptions — unaffiliated
(b)
................................... 28,493,335  —  —  911,808
198,012,767  655,099  6,962,357  (915,700)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated
(c)
........................................ 185,745,511  (976,266) (84,489,330) (8,156,205)
Investments — affiliated ........................................... 1,998  (27) —  (90)
Foreign currency translations ....................................... (68,123) (304) —  (23,080)
Futures contracts ............................................... 1,476  44  25,003  11,477
185,680,862  (976,553) (84,464,327) (8,167,898)
Net realized and unrealized gain (loss) ....................................
383,693,629  (321,454) (77,501,970) (9,083,598)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .....
$ 384,466,303  $ (321,897) $ (74,332,664) $ (5,639,299)
(a)
Net of foreign capital gain tax and capital gain tax refund, if applicable of ........... $ (137,579) $ —  $ (1,826,079) $ —
(b)
See Note 2 of the Notes to Financial Statements.
(c)
Net of reduction in deferred foreign capital gain tax of ........................ $ —  $ —  $ 7,832,750  $ —

49
Statements of Operations
(continued)
Year Ended March 31, 2026
Statements of Operations
See notes to financial statements.
iShares
International
Dividend Growth
ETF
iShares
Latin America 40
ETF
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................ $ 37,099,026  $ 117,624,327
Dividends — affiliated .............................................................................. 71,049  263,946
Interest — unaffiliated .............................................................................. 14,269  49,821
Securities lending income — affiliated — net ............................................................... 24,176  1,006,546
Foreign taxes withheld ............................................................................. (3,833,642) (11,450,289)
Foreign withholding tax claims ........................................................................ 35,853  —
Total investment income ..............................................................................
33,410,731  107,494,351
EXPENSES
Investment advisory ............................................................................... 1,710,520  10,884,277
Professional .................................................................................... 9,655  —
Commitment costs ................................................................................ 4,435  17,956
Interest expense ................................................................................. 12,338  4,358
Total expenses .................................................................................... 1,736,948  10,906,591
Net investment income ...............................................................................
31,673,783  96,587,760
—  —
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated
(a)
........................................................................ 74,759,476  (19,262,298)
Investments — affiliated ........................................................................... (186) (8,046)
Foreign currency transactions ....................................................................... 48,417  336,133
Futures contracts ............................................................................... 969,891  6,322,945
In-kind redemptions — unaffiliated
(b)
................................................................... 42,574,992  55,405,201
118,352,590  42,793,935
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ......................................................................... 38,723,376  835,079,006
Investments — affiliated ........................................................................... (353) (646)
Foreign currency translations ....................................................................... 161,314  341,433
Futures contracts ............................................................................... 354,814  259,194
39,239,151  835,678,987
Net realized and unrealized gain ........................................................................
157,591,741  878,472,922
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............................................
$ 189,265,524  $ 975,060,682
(a)
Net of foreign capital gain tax and capital gain tax refund, if applicable of ........................................... $ (64,811) $ —
(b)
See Note 2 of the Notes to Financial Statements.

50
2026
iShares Annual Financial Statements and Additional Information
Statements of Changes in Net Assets
See notes to financial statements.
iShares
Asia 50 ETF
iShares
Blockchain and Tech ETF
Year Ended
03/31/26
Year Ended
03/31/25
Year Ended
03/31/26
Year Ended
03/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss) ..................................... $ 16,268,772  $ 25,867,560  $ 9,935  $ (7,700)
Net realized gain (loss) ......................................... (82,255,057) 141,258,986  6,380,481  1,925,918
Net change in unrealized appreciation (depreciation) ..................... 435,248,192  96,486,933  (774,621) (10,388,289)
Net increase (decrease) in net assets resulting from operations ................
369,261,907  263,613,479  5,615,795  (8,470,071)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ..............
(33,507,416) (25,121,289) (4,758,869) (523,032)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ......
2,266,795,896  (985,486,408) 38,480,022  13,780,263
NET ASSETS
Total increase (decrease) in net assets ................................ 2,602,550,387  (746,994,218) 39,336,948  4,787,160
Beginning of year ...............................................
734,609,229  1,481,603,447  28,408,148  23,620,988
End of year ...................................................
$ 3,337,159,616  $ 734,609,229  $ 67,745,096  $ 28,408,148
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

51
Statements of Changes in Net Assets
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
Emerging Markets Infrastructure ETF
iShares
Europe ETF
Year Ended
03/31/26
Year Ended
03/31/25
Year Ended
03/31/26
Year Ended
03/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ......................................... $ 324,752  $ 444,117  $ 48,380,829  $ 41,889,501
Net realized gain ............................................. 245,435  1,625,377  280,951,611  27,545,721
Net change in unrealized appreciation (depreciation) ..................... 1,572,255  (1,985,178) 52,490,883  40,009,513
Net increase in net assets resulting from operations ........................
2,142,442  84,316  381,823,323  109,444,735
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ..............
(393,870) (541,548) (57,728,557) (48,450,589)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ......
3,738,564  (13,087,933) (645,192,264) 193,010,909
NET ASSETS
Total increase (decrease) in net assets ................................ 5,487,136  (13,545,165) (321,097,498) 254,005,055
Beginning of year ...............................................
8,461,668  22,006,833  1,949,989,004  1,695,983,949
End of year ...................................................
$ 13,948,804  $ 8,461,668  $ 1,628,891,506  $ 1,949,989,004
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

52
2026
iShares Annual Financial Statements and Additional Information
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
Future AI & Tech ETF
Year Ended
03/31/26
Period From
08/01/24 to
03/31/25
(a)
Year Ended
07/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ........................................................... $ 772,674  $ 464,576  $ 4,445,917
Net realized gain (loss) ........................................................... 198,012,767  22,898,849  (7,625,937)
Net change in unrealized appreciation (depreciation) ....................................... 185,680,862  (103,196,637) (3,661,637)
Net increase (decrease) in net assets resulting from operations ..................................
384,466,303  (79,833,212) (6,841,657)
DISTRIBUTIONS TO SHAREHOLDERS
(b)
Decrease in net assets resulting from distributions to shareholders ................................
(492) (1,280,254) (4,879,653)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions ................................
910,571,389  211,504,213  138,902,356
NET ASSETS
Total increase in net assets .......................................................... 1,295,037,200  130,390,747  127,181,046
Beginning of year .................................................................
768,591,465  638,200,718  511,019,672
End of year .....................................................................
$ 2,063,628,665  $ 768,591,465  $ 638,200,718
(a)
The Fund’s fiscal year-end changed from July 31 to March 31.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

53
Statements of Changes in Net Assets
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
Future Metaverse Tech and Communications
ETF
iShares
India 50 ETF
Year Ended
03/31/26
Year Ended
03/31/25
Year Ended
03/31/26
Year Ended
03/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss) ..................................... $ (443) $ (8,500) $ 3,169,306  $ 3,021,479
Net realized gain ............................................. 655,099  48,491  6,962,357  4,558,420
Net change in unrealized appreciation (depreciation) ..................... (976,553) 313,133  (84,464,327) (12,820,727)
Net increase (decrease) in net assets resulting from operations ................
(321,897) 353,124  (74,332,664) (5,240,828)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ..............
(542,357) (437,769) (51,736,717) (2,149,665)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ......
1,525,905  —  37,696,209  (214,151,738)
NET ASSETS
Total increase (decrease) in net assets ................................ 661,651  (84,645) (88,373,172) (221,542,231)
Beginning of year ...............................................
6,501,734  6,586,379  645,751,146  867,293,377
End of year ...................................................
$ 7,163,385  $ 6,501,734  $ 557,377,974  $ 645,751,146
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

54
2026
iShares Annual Financial Statements and Additional Information
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
International Developed Small Cap Value
Factor ETF
iShares
International Dividend Growth ETF
Year Ended
03/31/26
Year Ended
03/31/25
Year Ended
03/31/26
Year Ended
03/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ......................................... $ 3,444,299  $ 4,607,451  $ 31,673,783  $ 22,114,803
Net realized gain (loss) ......................................... (915,700) 19,491,281  118,352,590  (5,336,630)
Net change in unrealized appreciation (depreciation) ..................... (8,167,898) (17,762,517) 39,239,151  60,105,798
Net increase (decrease) in net assets resulting from operations ................
(5,639,299) 6,336,215  189,265,524  76,883,971
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ..............
(1,511,425) (7,116,405) (30,304,283) (19,112,487)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ......
278,778,083  (156,854,473) (5,888,289) 309,967,685
NET ASSETS
Total increase (decrease) in net assets ................................ 271,627,359  (157,634,663) 153,072,952  367,739,169
Beginning of year ...............................................
25,867,635  183,502,298  1,025,776,713  658,037,544
End of year ...................................................
$ 297,494,994  $ 25,867,635  $ 1,178,849,665  $ 1,025,776,713
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

55
Statements of Changes in Net Assets
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
Latin America 40 ETF
Year Ended
03/31/26
Year Ended
03/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................................................ $ 96,587,760  $ 81,925,035
Net realized gain (loss) ............................................................................ 42,793,935  (51,127,317)
Net change in unrealized appreciation (depreciation) ........................................................ 835,678,987  (239,073,891)
Net increase (decrease) in net assets resulting from operations ...................................................
975,060,682  (208,276,173)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .................................................
(96,280,551) (86,187,509)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions .........................................
2,038,680,535  (90,257,347)
NET ASSETS
Total increase (decrease) in net assets ................................................................... 2,917,460,666  (384,721,029)
Beginning of year ..................................................................................
1,342,410,113  1,727,131,142
End of year ......................................................................................
$ 4,259,870,779  $ 1,342,410,113
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

56
2026
iShares Annual Financial Statements and Additional Information
Financial Highlights
(For a share outstanding throughout each period)
See notes to financial statements.
iShares Asia 50 ETF
Year Ended
03/31/26
Year Ended
03/31/25
Year Ended
03/31/24
Year Ended
03/31/23
Year Ended
03/31/22
Net asset value, beginning of year ........................
$ 72.38  $ 61.35  $ 61.83  $ 68.67  $ 90.91
Net investment income
(a)
.............................. 1.11  1.51  1.20  1.17  0.93
Net realized and unrealized gain (loss)
(b)
....................
34.56  11.41  (0.16) (6.54) (21.99)
Net increase (decrease) from investment operations .............
35.67  12.92  1.04  (5.37) (21.06)
Distributions
(c)
– – – – –
From net investment income ........................... (1.55) (1.89) (1.52) (1.47) (1.18)
From net realized gains ............................... (0.89) —  —  —  —
Total distributions ....................................
(2.44) (1.89) (1.52) (1.47) (1.18)
Net asset value, end of year ............................
$ 105.61  $ 72.38  $ 61.35
(d)
$ 61.83  $ 68.67
Total Return
(e)
– – – – –
Based on net asset value ...............................
50.02% 21.24% 1.87%
(d)
(7.77)% (23.36)%
Ratios to Average Net Assets
(f)
– – – – –
Total expenses ......................................
0.50% 0.50% 0.50% 0.50% 0.50%
Net investment income .................................
1.16% 2.21% 2.06% 1.95% 1.12%
Supplemental Data
Net assets, end of year (000) .............................
$ 3,337,160  $ 734,609  $ 1,481,603  $ 1,675,525  $ 1,885,125
Portfolio turnover rate
(g)
.................................
33% 25% 11% 12% 13%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
For financial reporting purposes, the market value of certain investments were adjusted as of report date. Accordingly, the NAV per share and total return performance based on NAV presented herein are different than the information previously published on March 28, 2024.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Portfolio turnover rate excludes in-kind transactions, if any.

57
Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares Blockchain and Tech ETF
Year Ended
03/31/26
Year Ended
03/31/25
Year Ended
03/31/24
Period From
04/25/22
(a)
to 03/31/23
Net asset value, beginning of period ......................................
$ 24.70  $ 31.49  $ 16.32  $ 25.56
Net investment income (loss)
(b)
.......................................... 0.01  (0.01) 0.20  0.22
Net realized and unrealized gain (loss)
(c)
....................................
14.49  (6.23) 15.49  (9.38)
Net increase (decrease) from investment operations .............................
14.50  (6.24) 15.69  (9.16)
Distributions
(d)
– – – –
From net investment income ........................................... (0.59) (0.55) (0.52) (0.08)
From net realized gains ............................................... (1.99) —  —  —
Total distributions ....................................................
(2.58) (0.55) (0.52) (0.08)
Net asset value, end of period ...........................................
$ 36.62  $ 24.70  $ 31.49  $ 16.32
Total Return
(e)
– – – –
Based on net asset value ...............................................
57.26% (20.50)% 97.46% (35.71)%
(f)
Ratios to Average Net Assets
(g)
– – – –
Total expenses ......................................................
0.47% 0.47% 0.47% 0.47%
(h)
Net investment income (loss) .............................................
0.02% (0.03)% 0.89% 1.56%
(h)
Supplemental Data
Net assets, end of period (000) ...........................................
$ 67,745  $ 28,408  $ 23,621  $ 6,529
Portfolio turnover rate
(i)
.................................................
69% 51% 81% 87%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.

58
2026
iShares Annual Financial Statements and Additional Information
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares Emerging Markets Infrastructure ETF
Year Ended
03/31/26
Year Ended
03/31/25
Year Ended
03/31/24
Year Ended
03/31/23
Year Ended
03/31/22
Net asset value, beginning of year .........................
$ 21.15  $ 22.01  $ 21.54  $ 22.88  $ 24.74
Net investment income
(a)
............................... 0.97  0.84  0.65  0.57  0.95
Net realized and unrealized gain (loss)
(b)
.....................
7.09  (0.87) 0.39  (1.27) (1.84)
Net increase (decrease) from investment operations ..............
8.06  (0.03) 1.04  (0.70) (0.89)
Distributions from net investment income
(c)
..................... (1.31) (0.83) (0.57) (0.64) (0.97)
Net asset value, end of year .............................
$ 27.90  $ 21.15  $ 22.01  $ 21.54  $ 22.88
Total Return
(d)
– – – – –
Based on net asset value ................................
38.85% (0.11)% 4.95% (3.11)% (3.83)%
Ratios to Average Net Assets
(e)
– – – – –
Total expenses .......................................
0.60% 0.60% 0.60% 0.60% 0.60%
Net investment income ..................................
3.76% 3.84% 3.06% 2.70% 3.96%
Supplemental Data
Net assets, end of year (000) ..............................
$ 13,949  $ 8,462  $ 22,007  $ 22,613  $ 20,595
Portfolio turnover rate
(f)
..................................
28% 17% 15% 26% 23%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.

59
Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares Europe ETF
Year Ended
03/31/26
Year Ended
03/31/25
Year Ended
03/31/24
Year Ended
03/31/23
Year Ended
03/31/22
Net asset value, beginning of year .....................
$ 58.04  $ 55.61  $ 50.08  $ 50.17  $ 50.25
Net investment income
(a)
........................... 1.62
(b)
1.39
(b)
1.40
(b)
1.45
(b)
1.24
(b)
Net realized and unrealized gain (loss)
(c)
.................
10.08  2.66  5.59  (0.15) 0.21
Net increase from investment operations ..................
11.70  4.05  6.99  1.30  1.45
Distributions from net investment income
(d)
................. (1.87) (1.62) (1.46) (1.39) (1.53)
Net asset value, end of year .........................
$ 67.87  $ 58.04  $ 55.61  $ 50.08  $ 50.17
Total Return
(e)
– – – – –
Based on net asset value ............................
20.37%
(b)
7.44%
(b)
14.32%
(b)
2.87%
(b)
2.69%
(b)
Ratios to Average Net Assets
(f)
– – – – –
Total expenses ...................................
0.59% 0.60% 0.61% 0.67% 0.63%
Total expenses excluding professional fees for foreign withholding tax claims .....................................
0.59% 0.60% 0.59% 0.59% 0.58%
Net investment income ..............................
2.50%
(b)
2.48%
(b)
2.75%
(b)
3.21%
(b)
2.34%
(b)
Supplemental Data
Net assets, end of year (000) ..........................
$ 1,628,892  $ 1,949,989  $ 1,695,984  $ 1,832,933  $ 1,943,979
Portfolio turnover rate
(g)
..............................
4% 4% 5% 5% 5%
(a)
Based on average shares outstanding.
(b)
Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the years ended March 31, 2026, March 31,
2025, March 31, 2024, March 31, 2023 and March 31, 2022, respectively:
• Net investment income per share by $0.04, $0.01, $0.04, $0.27 and $0.18.
• Total return by 0.10%, 0.01%, 0.10%, 0.56% and 0.36%.
• Ratio of net investment income to average net assets by 0.07%, 0.01%, 0.08%, 0.60% and 0.34%.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Portfolio turnover rate excludes in-kind transactions, if any.

60
2026
iShares Annual Financial Statements and Additional Information
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares Future AI & Tech ETF
Year Ended
03/31/26
Period From
08/01/24 to
03/31/25
(a)
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Net asset value, beginning of year ......
$ 31.50  $ 33.59  $ 34.53  $ 28.37  $ 43.34  $ 31.43
Net investment income
(b)
............ 0.02  0.02  0.25
(c)
0.30
(c)
0.11  0.17
Net realized and unrealized gain (loss)
(d)
..
14.93  (2.04) (0.92) 6.07  (14.03) 12.00
Net increase (decrease) from investment
operations ......................
14.95  (2.02) (0.67) 6.37  (13.92) 12.17
Distributions from net investment income
(e)
.. (0.00)
(f)
(0.07) (0.27) (0.21) (1.05) (0.26)
Net asset value, end of year ..........
$ 46.45  $ 31.50  $ 33.59  $ 34.53  $ 28.37  $ 43.34
Total Return
(g)
– – – – – –
Based on net asset value .............
47.47% (6.04)%
(h)
(1.95)%
(c)
22.55%
(c)
(32.79)% 38.79%
Ratios to Average Net Assets
(i)
– – – – – –
Total expenses ....................
0.47% 0.47%
(j)
0.47% 0.47% 0.47% 0.47%
Net investment income ...............
0.05% 0.10%
(j)
0.76%
(c)
1.02%
(c)
0.29% 0.42%
Supplemental Data
Net assets, end of year (000) ...........
$ 2,063,629  $ 768,591  $ 638,201  $ 511,020  $ 261,007  $ 433,445
Portfolio turnover rate
(k)
...............
91% 119% 40% 35% 58% 42%
(a)
The Fund’s fiscal year-end changed from July 31 to March 31.
(b)
Based on average shares outstanding.
(c)
Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the years ended July 31, 2024 and July 31,
2023, respectively:
• Net investment income per share by $0.00 and $0.00.
• Total return by 0.00% and 0.01%.
• Ratio of net investment income to average net assets by 0.01% and 0.01%.
(d)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(e)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(f)
Rounds to less than $0.01.
(g)
Where applicable, assumes the reinvestment of distributions.
(h)
Not annualized.
(i)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(j)
Annualized.
(k)
Portfolio turnover rate excludes in-kind transactions, if any.

61
Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares Future Metaverse Tech and Communications ETF
Year Ended
03/31/26
Year Ended
03/31/25
Year Ended
03/31/24
Period From
02/14/23
(a)
to 03/31/23
Net asset value, beginning of period .......................................
$ 32.51  $ 32.93  $ 26.75  $ 25.52
Net investment income (loss)
(b)
........................................... 0.00
(c)
(0.04) 0.03  0.03
Net realized and unrealized gain (loss)
(d)
.....................................
(1.15) 1.81  6.24  1.20
Net increase (decrease) from investment operations ..............................
(1.15) 1.77  6.27  1.23
Distributions
(e)
– – – –
From net investment income ............................................ (0.09) (0.03) (0.09) —
From net realized gains ................................................ (2.62) (2.16) —  —
Total distributions .....................................................
(2.71) (2.19) (0.09) —
Net asset value, end of period ............................................
$ 28.65  $ 32.51  $ 32.93  $ 26.75
Total Return
(f)
– – – –
Based on net asset value ................................................
(5.02)% 5.00% 23.48% 4.82%
(g)
Ratios to Average Net Assets
(h)
– – – –
Total expenses .......................................................
0.47% 0.47% 0.47% 0.47%
(i)
Net investment income (loss) ..............................................
(0.01)% (0.13)% 0.09% 0.84%
(i)
Supplemental Data
Net assets, end of period (000) ............................................
$ 7,163  $ 6,502  $ 6,586  $ 5,350
Portfolio turnover rate
(j)
..................................................
79% 39% 51% 7%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Rounds to less than $0.01.
(d)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(e)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Portfolio turnover rate excludes in-kind transactions, if any.

62
2026
iShares Annual Financial Statements and Additional Information
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares India 50 ETF
Year Ended
03/31/26
Year Ended
03/31/25
Year Ended
03/31/24
Year Ended
03/31/23
(a)
Year Ended
03/31/22
(a)
Net asset value, beginning of year .........................
$ 50.85  $ 50.42  $ 41.20  $ 46.38  $ 44.60
Net investment income
(b)
............................... 0.24  0.17  0.11  0.11  0.05
Net realized and unrealized gain (loss)
(c)
.....................
(5.65) 0.38  9.30  (3.70) 5.10
Net increase (decrease) from investment operations ..............
(5.41) 0.55  9.41  (3.59) 5.15
Distributions
(d)
– – – – –
From net investment income ............................ (0.30) (0.04) (0.07) —  (3.37)
From net realized gains ................................ (3.70) (0.08) (0.12) (1.59) —
Total distributions .....................................
(4.00) (0.12) (0.19) (1.59) (3.37)
Net asset value, end of year .............................
$ 41.44  $ 50.85  $ 50.42  $ 41.20  $ 46.38
Total Return
(e)
– – – – –
Based on net asset value ................................
(11.73)% 1.07% 22.90% (7.92)% 11.57%
Ratios to Average Net Assets
(f)
– – – – –
Total expenses .......................................
0.73% 0.89% 0.89% 0.93%
(g)
0.89%
Net investment income ..................................
0.48% 0.33% 0.25% 0.25% 0.10%
Supplemental Data
Net assets, end of year (000) ..............................
$ 557,378  $ 645,751  $ 867,293  $ 576,772  $ 663,228
Portfolio turnover rate
(h)
..................................
19% 17% 10% 108% 12%
(a)
Consolidated Financial Highlights.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Includes non-recurring expense of Interest expense. Without this cost, total expenses would have been 0.89%.
(h)
Portfolio turnover rate excludes in-kind transactions, if any.

63
Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares International Developed Small Cap Value Factor ETF
Year Ended
03/31/26
Year Ended
03/31/25
Year Ended
03/31/24
Year Ended
03/31/23
Year Ended
03/31/22
Net asset value, beginning of year .....................
$ 36.95  $ 35.29  $ 31.60  $ 34.20  $ 34.37
Net investment income
(a)
........................... 1.84
(b)
1.03
(b)
1.11
(b)
1.09  1.59
Net realized and unrealized gain (loss)
(c)
.................
10.47  1.97  3.88  (2.68) (0.74)
Net increase (decrease) from investment operations ..........
12.31  3.00  4.99  (1.59) 0.85
Distributions from net investment income
(d)
................. (1.28) (1.34) (1.30) (1.01) (1.02)
Net asset value, end of year .........................
$ 47.98
(e)
$ 36.95  $ 35.29  $ 31.60  $ 34.20
Total Return
(f)
– – – – –
Based on net asset value ............................
33.69%
(b)(e)
8.81%
(b)
16.26%
(b)
(4.56)% 2.42%
Ratios to Average Net Assets
(g)
– – – – –
Total expenses ...................................
0.31% 0.31% 0.33% 0.40% 0.40%
Total expenses after fees waived .......................
0.31% 0.31% 0.30% 0.30% 0.30%
Total expenses excluding professional fees for foreign withholding tax claims .......................................
0.30% 0.30% 0.32 % N/A  N/A
Net investment income ..............................
3.93%
(b)
2.89%
(b)
3.45%
(b)
3.59% 4.55%
Supplemental Data
Net assets, end of year (000) ..........................
$ 297,495  $ 25,868  $ 183,502  $ 158,001  $ 164,181
Portfolio turnover rate
(h)
..............................
139% 63% 77% 18% 35%
(a)
Based on average shares outstanding.
(b)
Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the years ended March 31, 2026, March 31,
2025 and March 31, 2024, respectively:
• Net investment income per share by $0.03, $0.01 and $0.00.
• Total return by 0.02%, 0.11% and 0.01%.
• Ratio of net investment income to average net assets by 0.06%, 0.02% and 0.01%.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
For financial reporting purposes, the market value of certain investments were adjusted as of report date. Accordingly, the NAV per share and total return performance based on NAV presented herein are different than the information previously published on March 31, 2026.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Portfolio turnover rate excludes in-kind transactions, if any.

64
2026
iShares Annual Financial Statements and Additional Information
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares International Dividend Growth ETF
Year Ended
03/31/26
Year Ended
03/31/25
Year Ended
03/31/24
Year Ended
03/31/23
Year Ended
03/31/22
Net asset value, beginning of year .......................
$ 72.24  $ 67.15  $ 60.45  $ 65.02  $ 64.36
Net investment income
(a)
............................. 2.22  1.87
(b)
1.80
(b)
1.67  1.74
Net realized and unrealized gain (loss)
(c)
...................
11.25  4.85  6.76  (4.77) 0.39
Net increase (decrease) from investment operations ............
13.47  6.72  8.56  (3.10) 2.13
Distributions from net investment income
(d)
................... (2.10) (1.63) (1.86) (1.47) (1.47)
Net asset value, end of year ...........................
$ 83.61  $ 72.24  $ 67.15  $ 60.45  $ 65.02
Total Return
(e)
– – – – –
Based on net asset value ..............................
18.79% 10.11%
(b)
14.46%
(b)
(4.60)% 3.28%
Ratios to Average Net Assets
(f)
– – – – –
Total expenses .....................................
0.15% 0.15% 0.15% 0.15% 0.15%
Net investment income ................................
2.78% 2.68%
(b)
2.88%
(b)
2.89% 2.60%
Supplemental Data
Net assets, end of year (000) ............................
$ 1,178,850  $ 1,025,777  $ 658,038  $ 595,420  $ 321,871
Portfolio turnover rate
(g)
................................
56% 34% 38% 37% 40%
(a)
Based on average shares outstanding.
(b)
Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the years ended March 31, 2025 and March
31, 2024, respectively:
• Net investment income per share by $0.02 and $0.01.
• Total return by 0.02% and 0.01%.
• Ratio of net investment income to average net assets by 0.02% and 0.01%.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Portfolio turnover rate excludes in-kind transactions, if any.

65
Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares Latin America 40 ETF
Year Ended
03/31/26
Year Ended
03/31/25
Year Ended
03/31/24
Year Ended
03/31/23
Year Ended
03/31/22
Net asset value, beginning of year .........................
$ 23.55  $ 28.43  $ 23.88  $ 30.36  $ 27.56
Net investment income
(a)
............................... 1.24  1.50  1.63  2.69  1.70
Net realized and unrealized gain (loss)
(b)
.....................
11.90  (4.82) 4.26  (6.26) 3.09
Net increase (decrease) from investment operations ..............
13.14  (3.32) 5.89  (3.57) 4.79
Distributions from net investment income
(c)
..................... (1.34) (1.56) (1.34) (2.91) (1.99)
Net asset value, end of year .............................
$ 35.35  $ 23.55  $ 28.43  $ 23.88  $ 30.36
Total Return
(d)
– – – – –
Based on net asset value ................................
57.36% (11.48)% 24.91% (11.29)% 19.25%
Ratios to Average Net Assets
(e)
– – – – –
Total expenses .......................................
0.47% 0.47% 0.48% 0.48% 0.47%
Net investment income ..................................
4.17% 6.04% 6.07% 10.76% 6.07%
Supplemental Data
Net assets, end of year (000) ..............................
$ 4,259,871  $ 1,342,410  $ 1,727,131  $ 1,003,133  $ 1,738,190
Portfolio turnover rate
(f)
..................................
10% 18% 7% 24% 27%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.

Notes to Financial Statements
66
2026
iShares Annual Financial Statements and Additional Information
1. Organization
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
Basis of Consolidation: The accompanying consolidated financial statements for India 50 Fund included the accounts of its subsidiary in the Republic of Mauritius, which was a wholly-owned subsidiary (the “Subsidiary”) of the Fund that invested in Indian securities. On March 29, 2023, India 50 Fund filed to liquidate its Subsidiary with the Mauritius Financial Services Commission.
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Certain Russian securities held by iShares Emerging Markets Infrastructure ETF declared dividends during the period. However, there is no assurance these dividends can be collected by the Fund due to restrictions imposed by the Russian government. As a result, the Fund has not recognized investment income associated with these Russian securities. Any future recognition of these dividend payments, or other dividends of Russian securities declared in prior periods subject to the same or similar restrictions imposed by Russia or other government agencies, could have a material accretive effect on the Fund’s net asset value per share.
Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses)
on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes:  The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of March 31, 2026, if any, are disclosed in the Statements of Assets and Liabilities.
iShares ETF
Diversification
Classification
Asia 50 ................................................................................................................... Non-diversified
Blockchain and Tech ......................................................................................................... Non-diversified
Emerging Markets Infrastructure ................................................................................................. Non-diversified
Europe ................................................................................................................... Diversified
Future AI & Tech ............................................................................................................ Diversified
Future Metaverse Tech and Communications ........................................................................................ Non-diversified
India 50 ................................................................................................................... Non-diversified
International Developed Small Cap Value Factor ..................................................................................... Non-diversified
International Dividend Growth ................................................................................................... Diversified
Latin America 40 ............................................................................................................ Non-diversified

Notes to Financial Statements
( continued)
67
Notes to Financial Statements
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash:  The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income, and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting: The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each
Fund’s financial statements.
Recent Accounting Standard: The Funds adopted Financial Accounting Standards Board Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax
Disclosures (“ASU 2023-09”) during the period. ASU 2023-09 enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The
Funds' adoption of the new standard did not have a material impact on financial statement disclosures and did not affect each Fund’s financial position or results of operations.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments (except ETF options, equity index options or those that are customized) traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation or last available bid (long positions) or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.

Notes to Financial Statements
(continued)
68
2026
iShares Annual Financial Statements and Additional Information
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Securities and Other Investments
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair
Value
(a)
Net Amount
(b)
Asia 50
Barclays Capital, Inc. ............................................. $ 297,654 $ (297,654) $ — $ —
Goldman Sachs International ........................................ 1,768,883 (1,753,606) — 15,277
J.P. Morgan Securities LLC ......................................... 3,824,849 (3,824,849) — —
Morgan Stanley ................................................. 654,735 (654,735) — —
$ 6,546,121 $ (6,530,844)
$ —
$ 15,277
a
Blockchain and Tech
BNP Paribas SA ................................................. 568,539 (539,399) — 29,140
BofA Securities, Inc. .............................................. 699,912 (685,987) — 13,925
HSBC Bank PLC ................................................ 269,806 (261,976) — 7,830
J.P. Morgan Securities LLC ......................................... 6,397,186 (6,298,862) — 98,324
Jefferies LLC ................................................... 42,900 (42,900) — —
Morgan Stanley ................................................. 2,370,333 (2,319,678) — 50,655

Notes to Financial Statements
( continued)
69
Notes to Financial Statements
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair
Value
(a)
Net Amount
(b)
Scotia Capital (USA), Inc. .......................................... $ 4,175 $ (4,175) $ — $ —
UBS AG ...................................................... 1,009,008 (963,975) — 45,033
UBS Securities LLC .............................................. 174,362 (174,362) — —
Wells Fargo Securities LLC ......................................... 2,259,201 (2,031,338) — 227,863
$ 13,795,422 $ (13,322,652)
$ —
$ 472,770
a
Emerging Markets Infrastructure
Citigroup Global Markets, Inc. ........................................ 599,740 (584,761) — 14,979
$ 599,740 $ (584,761)
$ —
$ 14,979
a
Europe
Goldman Sachs & Co. LLC ......................................... 17,857 (17,857) — —
Morgan Stanley ................................................. 596,306 (596,306) — —
$ 614,163 $ (614,163)
$ —
$ —
a
Future AI & Tech
Barclays Bank PLC ............................................... 7,493,102 (6,854,882) — 638,220
BNP Paribas SA ................................................. 14,936,216 (13,634,682) — 1,301,534
Citigroup Global Markets, Inc. ........................................ 1,901,725 (1,901,725) — —
Goldman Sachs & Co. LLC ......................................... 8,634,009 (8,634,009) — —
Goldman Sachs International ........................................ 25,595,936 (23,738,086) — 1,857,850
J.P. Morgan Securities LLC ......................................... 32,723,193 (31,061,129) — 1,662,064
Nomura Securities International, Inc. ................................... 3,693,592 (3,693,592) — —
UBS AG ...................................................... 204,485 (204,485) — —
Wells Fargo Bank NA ............................................. 3,570,245 (3,380,783) — 189,462
Wells Fargo Securities LLC ......................................... 471,280 (440,559) — 30,721
$ 99,223,783 $ (93,543,932)
$ —
$ 5,679,851
a
Future Metaverse Tech and Communications
Barclays Capital, Inc. ............................................. 142,344 (142,344) — —
BofA Securities, Inc. .............................................. 300,466 (298,468) — 1,998
Citigroup Global Markets, Inc. ........................................ 111,260 (111,260) — —
HSBC Bank PLC ................................................ 32 (32) — —
J.P. Morgan Securities LLC ......................................... 216,681 (212,357) — 4,324
$ 770,783 $ (764,461)
$ —
$ 6,322
a
International Developed Small Cap Value Factor
BNP Paribas SA ................................................. 28,926 (28,926) — —
BofA Securities, Inc. .............................................. 21,048 (21,048) — —
Citigroup Global Markets, Inc. ........................................ 328,689 (328,689) — —
Goldman Sachs & Co. LLC ......................................... 1,932,604 (1,932,604) — —
Nomura Securities International, Inc. ................................... 498,459 (498,459) — —
UBS AG ...................................................... 26,210 (26,210) — —
$ 2,835,936 $ (2,835,936)
$ —
$ —
a
International Dividend Growth
Goldman Sachs & Co. LLC ......................................... 2,532,156 (2,532,156) — —
Goldman Sachs International ........................................ 55,800 (55,205) — 595
HSBC Bank PLC ................................................ 80,981 (80,981) — —
J.P. Morgan Securities LLC ......................................... 21,004 (21,004) — —
Macquarie Bank Ltd. .............................................. 271,119 (271,119) — —
Morgan Stanley ................................................. 95,145 (95,145) — —
UBS AG ...................................................... 7,525 (7,525) — —
$ 3,063,730 $ (3,063,135)
$ —
$ 595
a
Latin America 40
Barclays Bank PLC ............................................... 2,920,000 (2,920,000) — —
Barclays Capital, Inc. ............................................. 3,806,804 (3,806,804) — —
BofA Securities, Inc. .............................................. 124,578 (123,381) — 1,197
Goldman Sachs & Co. LLC ......................................... 11,878,249 (11,878,249) — —
Pershing LLC ................................................... 36,754,854 (36,754,854) — —
Virtu Americas LLC ............................................... 684,414 (667,300) — 17,114
$ 56,168,899 $ (56,150,588)
$ —
$ 18,311
a

Notes to Financial Statements
(continued)
70
2026
iShares Annual Financial Statements and Additional Information
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. Derivative Financial Instruments
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
Prior to August 1, 2025, for its investment advisory services to the iShares India 50 ETF, BFA was entitled to an annual investment advisory fee of 0.89%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.
For its investment advisory services to the iShares Europe ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:
For its investment advisory services to the iShares Latin America 40 ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Funds’ Statements of Assets and Liabilities.
(b)
The market value of the loaned securities is determined as of March 31, 2026. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.
iShares ETF Investment Advisory Fees
Asia 50 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.50%
Blockchain and Tech . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.47
Emerging Markets Infrastructure . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.60
Future AI & Tech . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.47
Future Metaverse Tech and Communications . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.47
India 50 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.65
International Developed Small Cap Value Factor . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.30
International Dividend Growth . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.15
Aggregate Average Daily Net Assets Investment Advisory Fees
First $12 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.6000%
Over $12 billion, up to and including $18 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.570000
Over $18 billion, up to and including $24 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.541500
Over $24 billion, up to and including $30 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.514425
Over $30 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.488703

Notes to Financial Statements
( continued)
71
Notes to Financial Statements
Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statements of Operations does not include acquired fund fees and expenses.
For the iShares Emerging Markets Infrastructure ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through July 31, 2027 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in other iShares funds.
For the year ended March 31, 2026, there were no fees waived by BFA pursuant to these arrangements.
Distributor:  BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Prior to August 11, 2025, ETF Services were performed by State Street Bank and Trust Company for the iShares Europe ETF. Prior to September 8, 2025, ETF Services
were performed by State Street Bank and Trust Company for the iShares Future AI & Tech ETF, iShares India 50 ETF, and iShares Latin America 40 ETF. Prior to November
10, 2025, ETF Services were performed by State Street Bank and Trust Company for the iShares Asia 50 ETF, iShares Blockchain and Tech ETF, iShares Emerging Markets
Infrastructure ETF, iShares Future Metaverse Tech and Communications ETF, iShares International Developed Small Cap Value Factor ETF, and iShares International
Dividend Growth ETF.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A.
(“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds:
Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash
Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock
Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each of iShares Blockchain and Tech ETF and iShares Future AI & Tech ETF (the “Group 1 Funds”), retains 81% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
Pursuant to the current securities lending agreement, each of iShares Asia 50 ETF, iShares Emerging Markets Infrastructure ETF, iShares Europe ETF, iShares Future
Metaverse Tech and Communications ETF, iShares India 50 ETF, iShares International Developed Small Cap Value Factor ETF, iShares International Dividend Growth ETF,
and iShares Latin America 40 ETF (the “Group 2 Funds”), retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares
ETF Complex in a given calendar year exceeds a specific threshold: (1) each Group 1 Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 84% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees, and (2) each Group 2 Fund will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
Aggregate Average Daily Net Assets Investment Advisory Fees
First $46 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.5000%
Over $46 billion, up to and including $81 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.475000
Over $81 billion, up to and including $111 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.451250
Over $111 billion, up to and including $141 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.428687
Over $141 billion, up to and including $171 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.407253
Over $171 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.386890

Notes to Financial Statements
(continued)
72
2026
iShares Annual Financial Statements and Additional Information
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the year ended March 31, 2026, the Funds paid BTC the following amounts for securities lending agent services:
Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by
Rule 17a-7.
For the year ended March 31, 2026, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. Purchases and Sales
For the year ended March 31, 2026, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the year ended March 31, 2026, in-kind transactions were as follows:
iShares ETF Amounts
Asia 50 .................................................................................................................. $ 1,824
Blockchain and Tech ........................................................................................................ 59,093
Emerging Markets Infrastructure ................................................................................................ 810
Europe .................................................................................................................. 7,095
Future AI & Tech ........................................................................................................... 79,991
Future Metaverse Tech and Communications ....................................................................................... 1,359
International Developed Small Cap Value Factor .................................................................................... 1,940
International Dividend Growth .................................................................................................. 5,587
Latin America 40 ........................................................................................................... 227,847
iShares ETF Purchases Sales
Net Realized
Gain (Loss)
Asia 50 ............................................................................
$ 90,537,175  $ 50,609,660  $ (7,975,476)
Blockchain and Tech ..................................................................
3,922,938  6,529,508  (713,391)
Emerging Markets Infrastructure ..........................................................
—  262,285  10,676
Europe ............................................................................
9,840,068  6,130,369  (1,629,538)
Future AI & Tech .....................................................................
265,768,977  494,760,091  58,010,683
International Developed Small Cap Value Factor ..............................................
1,007,253  4,967,753  (594,483)
International Dividend Growth ............................................................
53,292,653  89,050,177  13,903,217
Latin America 40 .....................................................................
3,107,593  2,785,009  (189,018)
iShares ETF Purchases Sales
Asia 50 ............................................................................................... $ 2,170,985,827  $ 494,056,420
Blockchain and Tech ..................................................................................... 43,683,184  43,673,306
Emerging Markets Infrastructure ............................................................................. 4,824,492  2,440,219
Europe ............................................................................................... 93,771,417  74,376,803
Future AI & Tech ........................................................................................ 1,516,016,395  1,437,405,649
Future Metaverse Tech and Communications .................................................................... 5,831,027  5,925,814
India 50 ............................................................................................... 125,345,941  132,903,077
International Developed Small Cap Value Factor ................................................................. 134,167,309  129,826,822
International Dividend Growth ............................................................................... 653,052,525  637,200,098
Latin America 40 ........................................................................................ 705,831,163  240,093,693
iShares ETF In-kind Purchases  In-kind Sales
Asia 50 ............................................................................................... $ 604,684,677  $ 41,161,287
Blockchain and Tech ..................................................................................... 40,473,542  6,708,452
Emerging Markets Infrastructure ............................................................................. 3,158,966  1,840,205
Europe ............................................................................................... 115,952,257  792,036,005
Future AI & Tech ........................................................................................ 910,911,827  77,405,816
Future Metaverse Tech and Communications .................................................................... 1,084,956  —
International Developed Small Cap Value Factor ................................................................. 281,409,204  4,739,960
International Dividend Growth ............................................................................... 107,220,349  126,892,295
Latin America 40 ........................................................................................ 1,820,951,688  261,349,008

Notes to Financial Statements
( continued)
73
Notes to Financial Statements
8. Income Tax Information
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of March 31, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of March 31, 2026, permanent differences attributable to distributions paid in excess of taxable income, distributions in connection with fund share redemptions and realized gains (losses) from in-kind redemptions were reclassified to the following accounts:
The tax character of distributions paid was as follows:
iShares ETF Paid-in Capital
Accumulated
Earnings (Loss)
Asia 50 ................................................................................................. $ (3,483,120) $ 3,483,120
Blockchain and Tech ....................................................................................... 3,002,803 (3,002,803)
Emerging Markets Infrastructure ............................................................................... 150,570 (150,570)
Europe ................................................................................................. 285,797,869 (285,797,869)
Future AI & Tech .......................................................................................... 30,700,138 (30,700,138)
Future Metaverse Tech and Communications ...................................................................... (10) 10
International Developed Small Cap Value Factor ................................................................... 902,456 (902,456)
International Dividend Growth ................................................................................. 41,980,319 (41,980,319)
Latin America 40 .......................................................................................... 52,322,809 (52,322,809)
iShares ETF
Year Ended
03/31/26
Year Ended
03/31/25
Asia 50
Ordinary income ........................................................................................... $ 31,248,632 $ 25,121,289
Long-Term Capital Gains .................................................................................... 2,258,784 —
$ 33,507,416 $ 25,121,289
Blockchain and Tech
Ordinary income ........................................................................................... $ 3,952,379 $ 523,032
Long-Term Capital Gains .................................................................................... 806,490 —
$ 4,758,869 $ 523,032
Emerging Markets Infrastructure
Ordinary income ........................................................................................... $ 393,870 $ 541,548
Europe
Ordinary income ........................................................................................... $ 57,728,557 $ 48,450,589
iShares ETF
Year Ended
03/31/26
Year Ended
03/31/25
Year Ended
07/31/24
Future AI & Tech
Ordinary income ....................................................................... $ 492 $ 1,280,254 $ 4,879,653
iShares ETF
Year Ended
03/31/26
Year Ended
03/31/25
Future Metaverse Tech and Communications
Ordinary income ........................................................................................... $ 179,532 $ 350,349
Long-Term Capital Gains .................................................................................... 362,825 87,420
$ 542,357 $ 437,769
India 50
Ordinary income ........................................................................................... $ 3,914,837 $ —
Long-Term Capital Gains .................................................................................... 47,821,880 2,149,665
$ 51,736,717 $ 2,149,665

Notes to Financial Statements
(continued)
74
2026
iShares Annual Financial Statements and Additional Information
As of March 31, 2026, the tax components of accumulated earnings (loss) were as follows:
For the year ended March 31, 2026, the Funds listed below utilized the following amounts of their respective capital loss carryforwards:
As of March 31, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF
Year Ended
03/31/26
Year Ended
03/31/25
International Developed Small Cap Value Factor
Ordinary income ........................................................................................... $ 1,511,425 $ 7,116,405
International Dividend Growth
Ordinary income ........................................................................................... $ 30,304,283 $ 19,112,487
Latin America 40
Ordinary income ........................................................................................... $ 96,280,551 $ 86,187,509
iShares ETF
Undistributed
Ordinary Income
Undistributed Long-
Term Capital Gains
Non-Expiring Capital
Loss Carryforwards
(a)
Net Unrealized Gains
(Losses)
(b)
Qualified Late-Year
Capital Losses
(c)
Qualified Late-Year
Ordinary Losses
(c)
Total
Asia 50 .......
$ 4,344,404 $ — $ (53,495,407) $ 538,671,618 $ — $ — $ 489,520,615
Blockchain and
Tech .........
— — — (2,510,026) (2,963,923) (1,291,158) (6,765,107)
Emerging Markets
Infrastructure ...
— — (36,980,919) 1,257,919 — — (35,723,000)
Europe .......
5,340,034 — (444,027,141) 163,137,031 — — (275,550,076)
Future AI & Tech
88,153,535 17,645,176 — 107,012,536 — — 212,811,247
Future Metaverse
Tech and
Communications
— 127,797 — (64,396) — — 63,401
India 50 .......
— 18,553,545 — 275,987,045 — (4,735,135) 289,805,455
International
Developed Small
Cap Value Factor
2,600,834 — (7,720,080) (8,731,230) — — (13,850,476)
International
Dividend Growth
21,792,569 17,954,815 — 168,726,850 — — 208,474,234
Latin America 40
11,537,825 — (1,174,405,002) 589,282,337 — — (573,584,840)
(a)
Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains(losses) on certain futures contracts, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies, the timing and recognition of realized gains / losses for tax purposes and the characterization of corporate actions.
(c)
The Funds have elected to defer these qualified late-year losses and recognize such losses in the next taxable year.
iShares ETF Utilized
Blockchain and Tech ........................................................................................................ $ 2,628,225
Future AI & Tech ........................................................................................................... 69,728,873
International Dividend Growth .................................................................................................. 42,248,312
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Asia 50 ........................................................ $ 2,802,951,213  $ 676,796,606  $ (137,962,712) $ 538,833,894
Blockchain and Tech .............................................. 83,591,556  15,536,789  (18,046,792) (2,510,003)
Emerging Markets Infrastructure ...................................... 13,255,958  2,157,412  (898,973) 1,258,439
Europe ........................................................ 1,455,648,145  347,914,305  (185,087,156) 162,827,149
Future AI & Tech ................................................. 2,050,564,656  311,162,295  (204,080,115) 107,082,180
Future Metaverse Tech and Communications ............................. 7,982,292  824,630  (888,654) (64,024)
India 50 ........................................................ 281,509,175  341,683,402  (52,300,938) 289,382,464
International Developed Small Cap Value Factor .......................... 308,681,679  7,652,036  (16,362,580) (8,710,544)
International Dividend Growth ........................................ 1,003,753,570  229,163,438  (60,613,527) 168,549,911
Latin America 40 ................................................. 3,710,225,726  690,483,369  (101,535,927) 588,947,442

Notes to Financial Statements
( continued)
75
Notes to Financial Statements
9. Line of Credit
The iShares Asia 50 ETF, iShares Emerging Markets Infrastructure ETF, iShares Future AI & Tech ETF, iShares Future Metaverse Tech and Communications ETF, iShares
India 50 ETF, iShares International Dividend Growth ETF and iShares Latin America 40 ETF, along with certain other iShares funds (“Participating Funds”), are parties to a
$900 million credit agreement (“Syndicated Credit Agreement”) with a group of lenders, which expires on October 14, 2026. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) Daily Simple Secured Overnight
Financing Rate (“SOFR”) plus 0.10% and 1.00% per annum or (b) the U.S. Federal Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.
For the year ended March 31, 2026, the maximum amount borrowed, the average daily borrowing and the weighted average interest rate, if any, under the Syndicated Credit
Agreement were as follows:
10. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Market Risk: Investments in the securities of issuers domiciled in countries with emerging capital markets involve certain additional risks that do not generally apply to investments in securities of issuers in more developed capital markets, such as (i) low or nonexistent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities; (ii) lack of reliable settlement procedures and significant delays in registering the transfer of securities; (iii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments; (iv)
lack of publicly available or reliable information about issuers as a result of not being subject to the same degree of regulatory requirements and accounting, auditing and financial reporting standards; and (v) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries.
A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/
or errors by pricing services or other third-party service providers.
The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund's valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore each Fund's results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each
Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
iShares ETF
Maximum
Amount
Borrowed
Average
Borrowing
Weighted
Average
Interest Rate
International Dividend Growth ............................................................. $ 10,300,000 $ 178,192 5.13%

Notes to Financial Statements
(continued)
76
2026
iShares Annual Financial Statements and Additional Information
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
Certain Funds invest a significant portion of their assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedule of Investments.
Certain Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which certain Funds invest.
Certain Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several
European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Funds’
investments.
Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. These events and actions have adversely affected, and may in the future adversely affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the Euro and non-European Union member states. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching. In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but have been, and may continue to be, significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.
Certain Funds invest a significant portion of their assets in securities of issuers located in China or with significant exposure to Chinese issuers. Investments in Chinese securities, including certain Hong Kong-listed securities, involve risks specific to China. China may be subject to considerable degrees of economic, political and social instability and demonstrates significantly higher volatility from time to time in comparison to developed markets. Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability. Internal social unrest or confrontations with other neighboring countries may disrupt economic development in China and result in a greater risk of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher rates of inflation. Incidents involving China’s or the region’s security may cause uncertainty in Chinese markets and may adversely affect the Chinese economy and a fund’s investments. Reduction in spending on Chinese products and services, supply chain diversification, institution of tariffs, sanctions or other trade barriers, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. In addition, measures may be taken to limit the flow of capital and/or sanctions may be imposed, which could prohibit or restrict the ability to own or transfer fund assets and may also include retaliatory actions, such as seizure of fund assets.
Certain Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. Certain Asian countries have developed increasingly strained relationships with the U.S. or China; if these relations were to worsen, they could adversely affect Asian issuers that rely on the U.S. or China for trade and the region as a whole. The Asian financial markets have experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in
Asia and may affect the value and liquidity of certain of the Funds' investments.

Notes to Financial Statements
( continued)
77
Notes to Financial Statements
Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund's portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
Year Ended
03/31/26
Year Ended
03/31/25
iShares ETF Shares Amount Shares Amount
Asia 50
Shares sold ......................................................... 22,700,000  $ 2,348,817,322  900,000  $ 58,427,942
Shares redeemed ..................................................... (1,250,000) (82,021,426) (14,900,000) (1,043,914,350)
21,450,000  $ 2,266,795,896  (14,000,000) $ (985,486,408)
Blockchain and Tech
Shares sold ......................................................... 900,000  $ 45,270,990  500,000  $ 16,644,016
Shares redeemed ..................................................... (200,000) (6,790,968) (100,000) (2,863,753)
700,000  $ 38,480,022  400,000  $ 13,780,263
Emerging Markets Infrastructure
Shares sold ......................................................... 200,000  $ 5,905,948  —  $ 5,714
Shares redeemed ..................................................... (100,000) (2,167,384) (600,000) (13,093,647)
100,000  $ 3,738,564  (600,000) $ (13,087,933)
Europe
Shares sold ......................................................... 2,750,000  $ 170,768,445  5,850,000  $ 343,299,228
Shares redeemed ..................................................... (12,350,000) (815,960,709) (2,750,000) (150,288,319)
(9,600,000) $ (645,192,264) 3,100,000  $ 193,010,909
Year Ended
03/31/26
Period From
08/01/24 to
03/31/25
(a)
Year Ended
07/31/24
iShares ETF Shares Amount Shares Amount Shares Amount
Future AI & Tech
Shares sold ......................... 22,050,000  $ 1,005,010,185  6,800,000  $ 256,563,491  5,000,000  $ 165,766,335
Shares redeemed ..................... (2,025,000) (94,438,796) (1,400,000) (45,059,278) (800,000) (26,863,979)
20,025,000  $ 910,571,389  5,400,000  $ 211,504,213  4,200,000  $ 138,902,356

Year Ended
03/31/26
Year Ended
03/31/25
iShares ETF Shares  Amount  Shares  Amount
Future Metaverse Tech and Communications
Shares sold ......................................................... 50,000  $ 1,525,905  —  $ —
Shares redeemed ..................................................... —  —  —  —
50,000  $ 1,525,905  —  $ —
India 50
Shares sold ......................................................... 1,450,000  $ 74,037,531  950,000  $ 50,951,567
Shares redeemed ..................................................... (700,000) (36,341,322) (5,450,000) (265,103,305)
750,000  $ 37,696,209  (4,500,000) $ (214,151,738)
International Developed Small Cap Value Factor
Shares sold ......................................................... 5,600,000  $ 283,585,024  400,000  $ 13,945,504
Shares redeemed ..................................................... (100,000) (4,806,941) (4,900,000) (170,799,977)
5,500,000  $ 278,778,083  (4,500,000) $ (156,854,473)

Notes to Financial Statements
(continued)
78
2026
iShares Annual Financial Statements and Additional Information
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or
Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized
Participant, each Fund’s custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund
Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or
Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
12. Foreign Withholding Tax Claims
The iShares Europe ETF, iShares International Developed Small Cap Value Factor ETF, and iShares International Dividend Growth ETF have filed European Union
Discrimination Claims (“ECJ Claims”) to recover taxes withheld by either Finland or Poland (the “ECJ Paying Countries”) on dividend income based upon certain provisions in the Treaty on the Functioning of the European Union. The Funds have recorded receivables for all recoverable taxes withheld by the ECJ Paying Countries based upon previous determinations made by the local tax authorities. Professional and other fees associated with the filing of these claims for foreign withholding taxes have been approved by the Board as appropriate expenses of the Funds. Based upon the Fund’s evaluation of the facts and circumstances related to the outstanding ECJ Claims, ECJ
Paying Countries’ tax claim receivables and related liabilities are disclosed in the Statements of Assets and Liabilities. The collection of these receivables, and any payment of associated liabilities, depends upon future determinations made by the local tax authorities, the outcome of which is uncertain. If such future determinations are unfavorable, the potential negative impact to the Funds, as of March 31, 2026, are $104,329 or $0.00 per share, $23,882 or $0.00 per share, and $32,710 or $0.00 per share, respectively.
Certain of the outstanding foreign tax reclaims are not deemed by the Funds to meet the recognition criteria under U.S. GAAP as of March 31, 2026 and have not been recorded in the applicable Fund’s net asset value. The recognition by the Funds of these amounts would have a positive impact on the applicable Fund's performance. If a Fund receives a tax refund that has not been previously recorded, investors in the Fund at the time the claim is successful will benefit from any resulting increase in the
Fund’s NAV. Investors who sold their shares prior to such time will not benefit from such NAV increase.
The Internal Revenue Service (“IRS”) has issued guidance to address U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes withheld in prior calendar years. These withheld foreign taxes were passed through to shareholders in the form of foreign tax credits in the year the taxes were withheld.
Assuming there are sufficient foreign taxes paid which the iShares Europe ETF, iShares International Developed Small Cap Value Factor ETF and iShares International
Dividend Growth ETF are able to pass through to shareholders as a foreign tax credit in the current year, each of the Funds will be able to offset the prior years’ withholding taxes recovered against the foreign taxes paid in the current year. Accordingly, no federal income tax liability is recorded by the Funds.
During the year, the iShares Europe ETF filed a closing agreement with the IRS related to the recovery of foreign taxes received in fiscal year 2023, and the related tax compliance fee, including interest, was paid to the IRS.
13. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Year Ended
03/31/26
Year Ended
03/31/25
iShares ETF Shares Amount Shares Amount
International Dividend Growth
Shares sold ......................................................... 1,700,000  $ 137,621,264  4,550,000  $ 319,949,290
Shares redeemed ..................................................... (1,800,000) (143,509,553) (150,000) (9,981,605)
(100,000) $ (5,888,289) 4,400,000  $ 309,967,685
Latin America 40
Shares sold ......................................................... 76,250,000  $ 2,378,388,475  18,250,000  $ 449,963,074
Shares redeemed ..................................................... (12,750,000) (339,707,940) (22,000,000) (540,220,421)
63,500,000  $ 2,038,680,535  (3,750,000) $ (90,257,347)
(a)
The Fund’s fiscal year-end changed from July 31 to March 31.

Report of Independent Registered Public Accounting Firm
79
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of iShares Trust and Shareholders of each of the ten funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (ten of the funds constituting iShares Trust, hereafter collectively referred to as the "Funds") as of March 31, 2026, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of March 31, 2026, the results of each of their operations and, the changes in each of their net assets, and each of the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the
PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of March 31, 2026 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
May 22, 2026
We have served as the auditor of one or more BlackRock investment companies since 2000.
  iShares Asia 50 ETF
(1)
  iShares Blockchain and Tech ETF
(2)
  iShares Emerging Markets Infrastructure ETF
(1)
  iShares Europe ETF
(1)
  iShares Future AI & Tech ETF
(3)
  iShares Future Metaverse Tech and Communications ETF
(4)
  iShares India 50 ETF
(5)
  iShares International Developed Small Cap Value Factor ETF
(1)
  iShares International Dividend Growth ETF
(1)
  iShares Latin America 40 ETF
(1)
(1)
Statement of operations for the year ended March 31, 2026, statement of changes in net assets for each of the two years in the period ended March 31, 2026 and the financial highlights for each of the five years in the period ended March 31, 2026
(2)
Statement of operations for the year ended March 31, 2026, statement of changes in net assets for each of the two years in the period ended March 31, 2026 and the financial highlights for each of the three years in the period ended March 31, 2026 and the period from April 25, 2022 (commencement of operations) to March 31, 2023
(3)
Statement of operations for the year ended March 31, 2026, statement of changes in net assets for the year ended March 31, 2026, the period from August 1, 2024 to March 31, 2025 and for the year ended July 31, 2024 and the financial highlights for the year ended March 31, 2026, the period from August 1, 2024 to March 31, 2025 and for each of the four years in the period ended July 31, 2024
(4)
Statement of operations for the year ended March 31, 2026, statement of changes in net assets for each of the two years in the period ended March 31, 2026 and the financial highlights for each of the three years in the period ended March 31, 2026 and the period from February 14, 2023 (commencement of operations) to March 31, 2023
(5)
Statement of operations for the year ended March 31, 2026, statement of changes in net assets for each of the two years in the period ended March 31, 2026 the financial highlights for each of the three years in the period ended March 31, 2026 and the consolidated financial highlights for each of the two years in the period ended March 31, 2023

Important Tax Information
(unaudited)
80
2026
iShares Annual Financial Statements and Additional Information
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended March 31, 2026:
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as capital gain dividends, subject to a long-term capital gains tax rate as noted
below, for the fiscal year ended March 31, 2026:
The Funds intend to pass through to their shareholders the following amounts, or maximum amounts allowable by law, of foreign source income earned and foreign taxes paid for the fiscal year ended March 31, 2026:
The following percentages, or maximum percentages allowable by law, of ordinary income distributions paid during the fiscal year ended March 31, 2026 qualified for the dividends-received deduction for corporate shareholders:
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as qualified short-term capital gains eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended March 31, 2026:
iShares ETF
Qualified Dividend
Income
Asia 50 ................................................................................................................... $ 7,257,958
Blockchain and Tech ......................................................................................................... 82,321
Emerging Markets Infrastructure ................................................................................................. 277,364
Europe ................................................................................................................... 62,573,770
Future AI & Tech ............................................................................................................ 6,647,069
Future Metaverse Tech and Communications ........................................................................................ 43,891
India 50 ................................................................................................................... 8,317,494
International Developed Small Cap Value Factor ..................................................................................... 3,266,262
International Dividend Growth ................................................................................................... 33,852,200
Latin America 40 ............................................................................................................ 88,927,851
iShares ETF
20% Rate Long-
Term Capital Gain
Dividends
Asia 50 ................................................................................................................... $ 2,258,784
Blockchain and Tech ......................................................................................................... 806,490
Future AI & Tech ............................................................................................................ 375,119
Future Metaverse Tech and Communications ........................................................................................ 362,825
India 50 ................................................................................................................... 47,821,880
iShares ETF
Foreign Source
Income Earned Foreign Taxes Paid
Asia 50 .................................................................................................
$ 26,319,340 $ 2,436,948
Emerging Markets Infrastructure ...............................................................................
398,580 22,842
Europe .................................................................................................
65,018,688 4,977,463
India 50 .................................................................................................
8,931,611 3,921,927
International Developed Small Cap Value Factor ...................................................................
4,058,918 229,552
International Dividend Growth .................................................................................
37,095,572 3,538,158
Latin America 40 ..........................................................................................
116,315,943 11,319,652
iShares ETF
Dividends-Received
Deduction
Blockchain and Tech ......................................................................................................... 1.98%
Future AI & Tech ............................................................................................................ 4.44
Future Metaverse Tech and Communications ........................................................................................ 4.90
Latin America 40 ............................................................................................................ 1.20
iShares ETF
Qualified Short-Term
Capital Gains
Asia 50 ................................................................................................................... $ 12,029,450
Blockchain and Tech ......................................................................................................... 2,869,669
Future Metaverse Tech and Communications ........................................................................................ 161,064

Additional Information
81
Additional Information
Premium/Discount Information
Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com .
Regulation under the Alternative Investment Fund Managers Directive
The Alternative Investment Fund Managers Directive, and its United Kingdom (“UK”) equivalent, (the “AIFMD”) impose detailed and prescriptive obligations on fund managers established in the European Union (the “EU”) and the UK. These do not currently apply to managers established outside of the EU or UK, such as BFA (the “Company”).
However, the Company is required to comply with certain disclosure, reporting and transparency obligations of the AIFMD because it has registered the iShares India 50 ETF
(the “Fund”) to be marketed to investors in the EU and/or UK.
Report on Remuneration
BlackRock has a clear and well-defined pay-for-performance philosophy, and compensation programs which support that philosophy.
BlackRock operates a total compensation model for remuneration which includes a base salary, which is contractual, and a discretionary bonus scheme. Although all employees are eligible to receive a discretionary bonus, there is no contractual obligation to make a discretionary bonus award to any employees. For senior management and staff who have the ability to materially affect the risk profile of the Fund, a significant percentage of variable remuneration is deferred over time. All employees are subject to a clawback policy.
Remuneration decisions for employees are made once annually in January following the end of the performance year, based on BlackRock’s full-year financial results and other non-financial goals and objectives. Alongside financial performance, individual total compensation is also based on strategic and operating results and other considerations such as management and leadership capabilities. No set formulas are established, and no fixed benchmarks are used in determining annual incentive awards.
Annual incentive awards are paid from a bonus pool which is reviewed throughout the year by BlackRock's independent compensation committee, taking into account both actual and projected financial information together with information provided by the Enterprise Risk and Regulatory Compliance departments in relation to any activities, incidents or events that warrant consideration in making compensation decisions. Individuals are not involved in setting their own remuneration.
Each of the control functions (Enterprise Risk, Legal & Compliance, Finance, Human Resources and Internal Audit) each have their own organizational structures which are independent of the business units and therefore staff members in control functions are remunerated independently of the businesses they oversee. Functional bonus pools for those control functions are determined with reference to the performance of each individual function and the remuneration of the senior members of control functions is directly overseen by BlackRock's independent remuneration committee.
The Company is required under the AIFMD to make quantitative disclosures of remuneration. These disclosures are made in line with BlackRock’s interpretation of currently available regulatory guidance on quantitative remuneration disclosures. As market or regulatory practice develops BlackRock may consider it appropriate to make changes to the way in which quantitative remuneration disclosures are calculated. Where such changes are made, this may result in disclosures in relation to a fund not being comparable to the disclosures made in the prior year, or in relation to other BlackRock fund disclosures in that same year.
Remuneration information at an individual AIF level is not readily available. Disclosures are provided in relation to (a) the staff of the Company; (b) staff who are senior management; (c) staff who have the ability to materially affect the risk profile of the Fund; and (d) staff of companies to which portfolio management and risk management has been formally delegated.
All individuals included in the aggregated figures disclosed are rewarded in line with BlackRock’s remuneration policy for their responsibilities across the relevant BlackRock business area. As all individuals have a number of areas of responsibilities, only the portion of remuneration for those individuals’ services attributable to the Fund is included in the aggregate figures disclosed.
Members of staff and senior management of the Company typically provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of the Company and across the broader BlackRock group. Conversely, members of staff and senior management of the broader BlackRock group may provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of the broader BlackRock group and of the Company. Therefore, the figures disclosed are a sum of individuals’ portion of remuneration attributable to the Company according to an objective apportionment methodology which acknowledges the multiple-service nature of the Company and the broader BlackRock group. Accordingly, the figures are not representative of any individual’s actual remuneration or their remuneration structure.
The amount of the total remuneration awarded to the Company’s staff in respect of the Company’s financial year ending December 31, 2025, was USD 10.34 million.
This figure is comprised of fixed remuneration of USD 0.64 million and variable remuneration of USD 9.70 million. There was a total of 5 beneficiaries of the remuneration described above.
The amount of the aggregate remuneration awarded by the Company in respect of the Company’s financial year ending December 31, 2025, to its senior management was
USD 9.17 million, and to other members of its staff whose actions potentially have a material impact on the risk profile of the Company, or its funds was USD 1.17 million.
Disclosures under the EU Sustainable Finance Disclosure Regulation
The iShares India 50 ETF (the "Fund") is registered under the Alternative Investment Fund Managers Directive to be marketed to European Union (“EU”) investors, as noted
above. As a result, certain disclosures are required under the EU Sustainable Finance Disclosure Regulation (“SFDR”).
The Fund has not been categorized under the SFDR as an "Article 8" or "Article 9" product. In addition, the Fund's investment strategy does not take into account the criteria for environmentally sustainable economic activities under the EU sustainable investment taxonomy regulation or principal adverse impacts (“PAIs”) on sustainability factors

82
Additional Information
(continued)
2026
iShares Annual Financial Statements and Additional Information
under the SFDR. PAIs are identified under the SFDR as the material impacts of investment decisions on sustainability factors relating to environmental, social and employee matters, respect for human rights, and anti-corruption and anti-bribery matters.
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
Go to icsdelivery.com .
If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com .

Glossary of Terms Used in these Financial Statements
83
Glossary of Terms Used in these Financial Statements
Portfolio Abbreviation
ADR American Depositary Receipt
CPO Certificate of  Participation (Ordinary)
NVDR Non-Voting Depository Receipt
NVS Non-Voting Shares
PCL Public Company Limited
PJSC Public Joint Stock Company
REIT Real Estate Investment Trust

Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Morningstar, Inc., FTSE International Limited,
ICE Data Indices LLC, NSE Indices Ltd., or S&P Dow Jones Indices LLC, nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.
©2026 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

March 31, 2026
2026 Annual Financial Statements and
Additional Information
iShares Trust
iShares JPX-Nikkei 400 ETF | JPXN | NYSE Arca

Page

Important Tax Information
(unaudited)
................................................................................................. 21
Additional Information ................................................................................................... 22

iShares
®
JPX-Nikkei 400 ETF
Schedule of Investments
March 31, 2026
(Percentages shown are based on Net Assets)
3
Schedule of Investments
Security Shares Value
a
Common Stocks
Air Freight & Logistics  —  0 .4%
AZ-COM MARUWA Holdings, Inc. ............. 3,000 $ 16,921
Mitsui-Soko Holdings Co. Ltd. ................ 2,000 50,978
NIPPON EXPRESS HOLDINGS, INC. ........... 7,000 158,206
Sankyu, Inc. ............................ 1,000 55,902
Senko Group Holdings Co. Ltd. ............... 4,000 45,897
SG Holdings Co. Ltd. ...................... 10,000 93,160
Yamato Holdings Co. Ltd. ................... 7,000 78,062
499,126
a
Automobile Components  —  2 .6%
Aisin Corp. ............................. 15,000 211,322
Bridgestone Corp. ........................ 33,000 687,662
Denso Corp. ............................ 58,000 727,209
Koito Manufacturing Co. Ltd. ................. 6,000 94,783
NHK Spring Co. Ltd. ....................... 4,000 63,782
Nifco, Inc. .............................. 2,000 56,716
Niterra Co. Ltd. .......................... 5,000 235,758
Sumitomo Electric Industries Ltd. .............. 21,000 1,193,221
Toyo Tire Corp. .......................... 4,000 93,842
Toyoda Gosei Co. Ltd. ..................... 2,000 52,425
Toyota Boshoku Corp. ..................... 3,000 47,032
Yokohama Rubber Co. Ltd. (The) .............. 3,000 115,105
3,578,857
a
Automobiles  —  3 .3%
Honda Motor Co. Ltd. ...................... 113,000 914,573
Isuzu Motors Ltd. ......................... 16,000 230,412
Mazda Motor Corp. ....................... 20,000 136,796
Mitsubishi Motors Corp. .................... 24,000 48,192
Subaru Corp. ........................... 18,000 290,005
Suzuki Motor Corp. ....................... 42,000 511,926
Toyota Motor Corp. ....................... 102,020 2,120,724
Yamaha Motor Co. Ltd. ..................... 30,000 216,732
4,469,360
a
Banks  —  7 .1%
Chiba Bank Ltd. (The) ...................... 18,000 233,002
Fukuoka Financial Group, Inc. ................ 5,000 191,477
Mebuki Financial Group, Inc. ................. 28,000 218,367
Mitsubishi UFJ Financial Group, Inc. ............ 127,000 2,150,608
Mizuho Financial Group, Inc. ................. 67,050 2,714,436
Resona Holdings, Inc. ..................... 72,000 821,358
Seven Bank Ltd. ......................... 19,000 32,544
Sumitomo Mitsui Financial Group, Inc. ........... 74,000 2,433,143
Sumitomo Mitsui Trust Group, Inc. ............. 20,008 637,387
Yokohama Financial Group, Inc. ............... 31,000 276,712
9,709,034
a
Beverages  —  0 .7%
Asahi Group Holdings Ltd. ................... 44,000 439,323
Kirin Holdings Co. Ltd. ..................... 25,000 397,655
Suntory Beverage & Food Ltd. ................ 4,000 112,960
Takara Holdings, Inc. ...................... 5,000 49,109
999,047
a
Biotechnology  —  0 .0%
PeptiDream, Inc.
(a)
........................ 3,000 23,061
a
Broadline Retail  —  0 .6%
ASKUL Corp. ........................... 2,000 14,178
J Front Retailing Co. Ltd. .................... 7,000 107,934
Mercari, Inc.
(a)
........................... 3,000 70,635
Pan Pacific International Holdings Corp. ......... 65,000 396,516
Security Shares Value
a
Broadline Retail (continued)
Ryohin Keikaku Co. Ltd. .................... 14,000 $ 298,754
888,017
a
Building Products  —  1 .0%
Daikin Industries Ltd. ...................... 8,000 959,575
Nichias Corp. ........................... 4,000 74,632
Sanwa Holdings Corp. ..................... 6,000 136,454
Takasago Thermal Engineering Co. Ltd. ......... 3,000 83,402
TOTO Ltd. ............................. 4,000 132,245
1,386,308
a
Capital Markets  —  1 .4%
Daiwa Securities Group, Inc. ................. 43,000 407,442
Japan Exchange Group, Inc. ................. 33,000 385,373
Nihon M&A Center Holdings, Inc. .............. 9,000 36,442
Nomura Holdings, Inc. ..................... 99,000 779,529
SBI Holdings, Inc. ........................ 20,000 370,327
1,979,113
a
Chemicals  —  3 .7%
ADEKA Corp. ........................... 2,000 46,737
Air Water, Inc. ........................... 6,000 81,272
Daicel Corp. ............................ 7,000 55,457
Kansai Paint Co. Ltd. ...................... 5,000 74,957
Kuraray Co. Ltd. ......................... 8,000 84,344
Mitsubishi Chemical Group Corp. .............. 42,000 245,537
Mitsubishi Gas Chemical Co., Inc. ............. 4,000 93,853
Mitsui Chemicals, Inc. ...................... 10,000 120,800
Nippon Paint Holdings Co. Ltd. ................ 32,000 200,657
Nippon Sanso Holdings Corp. ................ 6,000 212,750
Nissan Chemical Corp. ..................... 3,000 116,659
Nitto Denko Corp. ........................ 18,000 360,076
NOF Corp. ............................. 7,000 139,733
Resonac Holdings Corp. .................... 6,000 390,502
Shin-Etsu Chemical Co. Ltd. ................. 53,000 2,158,095
Sumitomo Bakelite Co. Ltd. .................. 2,000 63,083
Taiyo Holdings Co. Ltd. ..................... 3,000 95,825
Tokyo Ohka Kogyo Co. Ltd. .................. 3,000 146,806
Toray Industries, Inc. ...................... 40,000 284,905
Tosoh Corp. ............................ 8,000 118,919
5,090,967
a
Commercial Services & Supplies  —  0 .6%
Dai Nippon Printing Co. Ltd. ................. 12,000 218,640
Japan Elevator Service Holdings Co. Ltd. ......... 5,000 51,703
Okamura Corp. .......................... 1,000 15,751
Park24 Co. Ltd. .......................... 4,000 48,796
Pilot Corp. ............................. 1,000 29,929
Secom Co. Ltd. .......................... 11,000 418,999
783,818
a
Construction & Engineering  —  1 .5%
COMSYS Holdings Corp. ................... 3,000 95,891
EXEO Group, Inc. ........................ 6,000 103,132
Hazama Ando Corp. ....................... 5,000 62,569
INFRONEER Holdings, Inc. .................. 6,000 83,240
Kajima Corp. ............................ 13,000 495,932
Kandenko Co. Ltd. ........................ 3,000 113,939
Kraftia Corp. ............................ 1,000 60,486
Obayashi Corp. .......................... 18,000 435,968
SHO-BOND Holdings Co. Ltd. ................ 4,000 35,800
Taisei Corp. ............................ 5,000 518,008
2,004,965
a

Schedule of Investments
(continued)
March 31, 2026
iShares
®
JPX-Nikkei 400 ETF
(Percentages shown are based on Net Assets)
4
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Consumer Finance  —  0 .2%
Acom Co. Ltd. ........................... 11,000 $ 32,519
Aiful Corp. ............................. 10,000 28,166
Credit Saison Co. Ltd. ...................... 3,000 78,419
Jaccs Co. Ltd. ........................... 1,000 25,704
Marui Group Co. Ltd. ...................... 4,000 77,528
242,336
a
Consumer Staples Distribution & Retail  —  1 .2%
Blue Zones Holdings Co. Ltd. ................. 4,000 48,115
Cosmos Pharmaceutical Corp. ................ 1,000 43,086
Create SD Holdings Co. Ltd. ................. 1,000 20,868
Kobe Bussan Co. Ltd. ...................... 5,000 108,195
Kusuri no Aoki Holdings Co. Ltd. .............. 2,000 48,917
Life Corp. .............................. 1,000 16,116
MatsukiyoCocokara & Co. ................... 11,000 175,080
Seven & i Holdings Co. Ltd. .................. 70,000 941,475
Sugi Holdings Co. Ltd. ..................... 4,000 88,080
Sundrug Co. Ltd. ......................... 2,000 49,274
Tsuruha Holdings, Inc. ..................... 9,360 146,293
1,685,499
a
Diversified Telecommunication Services  —  1 .1%
Internet Initiative Japan, Inc. ................. 3,000 46,601
NTT, Inc. .............................. 1,484,000 1,484,691
U-Next Holdings Co. Ltd. .................... 2,000 20,971
1,552,263
a
Electric Utilities  —  0 .9%
Chubu Electric Power Co., Inc. ................ 22,000 362,712
Hokkaido Electric Power Co., Inc.
(b)
............. 6,000 40,842
Kansai Electric Power Co., Inc. (The) ........... 32,000 532,034
Kyushu Electric Power Co., Inc. ............... 14,000 162,282
Shikoku Electric Power Co., Inc. ............... 6,000 67,426
Tohoku Electric Power Co., Inc. ............... 16,000 119,997
1,285,293
a
Electrical Equipment  —  2 .8%
Fuji Electric Co. Ltd. ....................... 4,000 280,208
Fujikura Ltd. ............................ 48,000 1,320,097
Mitsubishi Electric Corp. .................... 66,000 2,158,668
SWCC Corp. ............................ 1,000 80,561
3,839,534
a
Electronic Equipment, Instruments & Components  —  4 .1%
Amano Corp. ........................... 1,000 24,043
Azbil Corp. ............................. 14,000 122,326
Canon Marketing Japan, Inc. ................. 2,000 43,986
Citizen Watch Co. Ltd. ..................... 5,000 54,147
Daiwabo Holdings Co. Ltd. .................. 3,000 59,067
Dexerials Corp. .......................... 5,000 69,652
Hamamatsu Photonics KK ................... 10,000 116,339
Hirose Electric Co. Ltd. ..................... 1,000 130,914
Horiba Ltd. ............................. 1,000 116,956
Ibiden Co. Ltd. ........................... 8,000 400,324
Jeol Ltd. ............................... 1,000 37,246
Kaga Electronics Co. Ltd. ................... 1,000 23,947
Keyence Corp. .......................... 4,444 1,581,651
Macnica Holdings, Inc. ..................... 4,000 60,113
Maruwa Co. Ltd. ......................... 200 70,635
Meiko Electronics Co. Ltd. ................... 1,000 161,027
Murata Manufacturing Co. Ltd. ................ 57,000 1,278,921
Omron Corp. ............................ 5,000 143,845
Shimadzu Corp. .......................... 8,000 190,103
TDK Corp. ............................. 52,000 675,494
Tokyo Electron Device Ltd. .................. 1,000 19,426
Security Shares Value
a
Electronic Equipment, Instruments & Components (continued)
Yokogawa Electric Corp. .................... 6,000 $ 185,423
5,565,585
a
Energy Equipment & Services  —  0 .1%
Modec, Inc. ............................. 2,000 189,328
a
Entertainment  —  1 .7%
Anycolor, Inc. ........................... 1,000 18,608
Capcom Co. Ltd. ......................... 12,000 253,583
GungHo Online Entertainment, Inc. ............. 1,090 16,908
Koei Tecmo Holdings Co. Ltd. ................ 4,080 41,962
Konami Group Corp. ...................... 3,000 369,684
Nexon Co. Ltd. .......................... 15,000 282,550
Nintendo Co. Ltd. ......................... 18,000 1,027,541
Square Enix Holdings Co. Ltd. ................ 9,000 143,424
Toei Animation Co. Ltd. ..................... 2,000 32,927
Toho Co. Ltd. ........................... 15,000 157,557
2,344,744
a
Financial Services  —  1 .3%
Financial Partners Group Co. Ltd. .............. 2,000 20,379
Fuyo General Lease Co. Ltd. ................. 2,000 54,134
GMO Payment Gateway, Inc. ................. 1,000 52,264
Mitsubishi HC Capital, Inc. ................... 29,000 260,219
Mizuho Leasing Co. Ltd. .................... 4,000 35,420
ORIX Corp. ............................. 37,000 1,097,840
Sony Financial Group, Inc. .................. 69,000 63,208
Tokyo Century Corp. ....................... 5,000 64,722
Zenkoku Hosho Co. Ltd. .................... 4,000 79,587
1,727,773
a
Food Products  —  1 .5%
Ajinomoto Co., Inc. ........................ 28,600 808,557
Calbee, Inc. ............................ 3,000 58,408
Kagome Co. Ltd. ......................... 3,000 53,244
Kikkoman Corp. .......................... 20,000 181,575
Kotobuki Spirits Co. Ltd. .................... 3,000 34,922
MEIJI Holdings Co. Ltd. .................... 8,000 195,102
Morinaga & Co. Ltd. ....................... 2,000 34,144
Morinaga Milk Industry Co. Ltd. ............... 2,000 60,397
Nichirei Corp. ........................... 5,000 62,049
Nissin Foods Holdings Co. Ltd. ............... 7,000 132,858
Nissui Corp. ............................ 9,000 76,722
Toyo Suisan Kaisha Ltd. .................... 3,000 210,977
Yakult Honsha Co. Ltd. ..................... 8,000 133,867
2,042,822
a
Gas Utilities  —  0 .7%
Nippon Gas Co. Ltd. ....................... 3,000 56,071
Osaka Gas Co. Ltd. ....................... 10,000 405,045
Tokyo Gas Co. Ltd. ....................... 11,000 518,057
979,173
a
Ground Transportation  —  1 .3%
Central Japan Railway Co. .................. 25,000 650,030
Keikyu Corp. ............................ 8,000 77,563
Keio Corp. ............................. 13,000 63,789
Keisei Electric Railway Co. Ltd. ............... 11,000 82,301
Kintetsu Group Holdings Co. Ltd. .............. 6,000 122,966
Kyushu Railway Co. ....................... 5,000 118,553
Odakyu Electric Railway Co. Ltd. .............. 9,000 93,832
Seibu Holdings, Inc. ....................... 6,000 167,633
Tokyu Corp. ............................ 16,000 188,865
West Japan Railway Co. .................... 14,000 275,933
1,841,465
a

iShares
®
JPX-Nikkei 400 ETF
Schedule of Investments
(continued)
March 31, 2026
(Percentages shown are based on Net Assets)
5
Schedule of Investments
Security Shares Value
a
Health Care Equipment & Supplies  —  2 .4%
Asahi Intecc Co. Ltd. ...................... 7,000 $ 149,478
Hoya Corp. ............................. 11,800 2,045,652
Nakanishi, Inc. .......................... 2,000 34,729
Nihon Kohden Corp. ....................... 4,000 37,535
Olympus Corp. .......................... 30,000 285,820
Sysmex Corp. ........................... 15,000 130,813
Terumo Corp. ........................... 40,000 537,390
3,221,417
a
Health Care Providers & Services  —  0 .1%
Medipal Holdings Corp. ..................... 7,000 131,442
Ship Healthcare Holdings, Inc. ................ 2,000 30,867
162,309
a
Health Care Technology  —  0 .1%
M3, Inc. ............................... 12,000 123,172
a
Hotels, Restaurants & Leisure  —  1 .0%
Food & Life Companies Ltd. ................. 4,000 238,631
McDonald's Holdings Co. Japan Ltd.
(b)
........... 4,000 209,063
Oriental Land Co. Ltd. ..................... 36,000 612,713
Resorttrust, Inc. .......................... 5,000 54,954
Round One Corp. ........................ 6,000 31,550
Zensho Holdings Co. Ltd. ................... 3,000 175,148
1,322,059
a
Household Durables  —  2 .7%
Haseko Corp. ........................... 5,000 92,370
Iida Group Holdings Co. Ltd. ................. 5,000 76,920
JVCKenwood Corp. ....................... 5,000 35,526
Open House Group Co. Ltd. ................. 2,000 128,183
Panasonic Holdings Corp. ................... 71,000 1,190,766
Rinnai Corp. ............................ 3,000 70,104
Sangetsu Corp. .......................... 2,000 39,166
Sekisui House Ltd. ........................ 18,000 403,327
Sony Group Corp. ........................ 68,000 1,417,305
Sumitomo Forestry Co. Ltd. .................. 16,000 145,578
Tama Home Co. Ltd.
(b)
..................... 1,000 25,281
Tamron Co. Ltd. .......................... 3,100 19,788
3,644,314
a
Household Products  —  0 .2%
Lion Corp. ............................. 7,000 73,416
Unicharm Corp. .......................... 38,000 222,797
296,213
a
Independent Power and Renewable Electricity Producers  —  0 .1%
Electric Power Development Co. Ltd. ........... 5,000 137,705
a
Industrial Conglomerates  —  1 .6%
Hikari Tsushin, Inc. ........................ 800 203,529
Hitachi Ltd. ............................. 60,000 1,760,129
Mitsui Matsushima Holdings Co. Ltd. ............ 1,000 8,496
Sekisui Chemical Co. Ltd. ................... 12,000 201,464
2,173,618
a
Insurance  —  3 .9%
Dai-ichi Life Holdings, Inc. ................... 116,000 1,069,751
MS&AD Insurance Group Holdings, Inc. ......... 37,000 965,536
Sompo Holdings, Inc. ...................... 29,000 1,128,919
Tokio Marine Holdings, Inc. .................. 45,000 2,112,342
5,276,548
a
Security Shares Value
a
Interactive Media & Services  —  0 .2%
Kakaku.com, Inc. ......................... 4,000 $ 52,657
LY Corp. ............................... 93,000 224,235
276,892
a
IT Services  —  2 .4%
BIPROGY, Inc. .......................... 2,000 58,870
Dentsu Soken, Inc. ........................ 3,000 37,512
Fujitsu Ltd. ............................. 56,000 1,145,237
Future Corp. ............................ 2,000 20,240
GMO internet group, Inc. .................... 2,000 36,762
NEC Corp. ............................. 40,300 1,002,788
Nomura Research Institute Ltd. ............... 12,064 330,163
NS Solutions Corp. ....................... 2,000 46,594
NSD Co. Ltd. ........................... 2,000 34,595
Obic Co. Ltd. ............................ 11,000 266,986
Otsuka Corp. ........................... 7,000 134,013
SHIFT, Inc.
(a)
............................ 6,000 24,486
TIS, Inc. ............................... 6,000 128,289
3,266,535
a
Leisure Products  —  0 .8%
Bandai Namco Holdings, Inc. ................. 16,000 394,726
Noritsu Koki Co. Ltd. ...................... 2,000 25,973
Sankyo Co. Ltd. .......................... 5,000 61,848
Sega Sammy Holdings, Inc. ................... 5,000 76,979
Shimano, Inc. ........................... 3,000 313,208
Tomy Co. Ltd. ........................... 3,000 50,074
Tsuburaya Fields Holdings, Inc. ............... 1,000 9,078
Yamaha Corp. ........................... 10,000 70,796
Yonex Co. Ltd. ........................... 2,000 38,236
1,040,918
a
Machinery  —  6 .5%
Amada Co. Ltd. .......................... 9,000 126,931
Daifuku Co. Ltd. .......................... 10,000 353,091
DMG Mori Co. Ltd. ........................ 4,000 61,793
Ebara Corp. ............................ 12,000 339,697
FANUC Corp. ........................... 29,000 1,010,851
Hitachi Construction Machinery Co. Ltd. ......... 2,000 68,674
Hoshizaki Corp. .......................... 4,000 128,769
IHI Corp. .............................. 31,000 639,623
Kanadevia Corp. ......................... 5,000 32,746
Kawasaki Heavy Industries Ltd. ............... 20,000 376,143
Komatsu Ltd. ........................... 30,000 1,194,617
Kubota Corp. ........................... 31,000 496,781
Makita Corp. ............................ 8,000 262,931
MINEBEA MITSUMI, Inc. ................... 10,000 166,051
MISUMI Group, Inc. ....................... 10,000 171,418
Mitsubishi Heavy Industries Ltd. ............... 75,000 2,060,749
Mitsubishi Logisnext Co. Ltd.
(a)
................ 1,000 9,707
Mitsui E&S Co. Ltd. ....................... 3,000 109,843
Miura Co. Ltd. ........................... 3,000 60,175
Namura Shipbuilding Co. Ltd. ................ 2,000 55,470
NGK Insulators Ltd. ....................... 6,000 154,636
Nomura Micro Science Co. Ltd. ............... 1,000 20,032
Organo Corp. ........................... 1,000 90,315
SMC Corp. ............................. 1,600 629,277
Takeuchi Manufacturing Co. Ltd. .............. 1,000 39,983
Tsugami Corp. ........................... 1,000 20,828
Yaskawa Electric Corp. ..................... 7,000 184,882
8,866,013
a
Marine Transportation  —  0 .8%
Iino Kaiun Kaisha Ltd. ...................... 2,000 22,479
Kawasaki Kisen Kaisha Ltd. .................. 13,000 219,578

Schedule of Investments
(continued)
March 31, 2026
iShares
®
JPX-Nikkei 400 ETF
(Percentages shown are based on Net Assets)
6
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Marine Transportation (continued)
Mitsui OSK Lines Ltd. ...................... 11,000 $ 457,169
Nippon Yusen KK ......................... 12,000 440,817
1,140,043
a
Metals & Mining  —  1 .6%
ARE Holdings, Inc. ........................ 2,000 43,624
Daido Steel Co. Ltd. ....................... 4,000 47,452
Dowa Holdings Co. Ltd. .................... 2,000 114,506
JFE Holdings, Inc. ........................ 19,000 222,438
Kobe Steel Ltd. .......................... 12,000 145,634
Mitsui Kinzoku Co. Ltd. ..................... 2,000 379,369
Nippon Steel Corp. ........................ 169,000 623,195
Sumitomo Metal Mining Co. Ltd. ............... 8,000 465,625
Tokyo Steel Manufacturing Co. Ltd. ............. 2,000 20,649
Yamato Kogyo Co. Ltd. ..................... 1,000 77,458
2,139,950
a
Oil, Gas & Consumable Fuels  —  1 .5%
Cosmo Energy Holdings Co. Ltd. .............. 3,000 84,869
ENEOS Holdings, Inc. ..................... 85,000 765,861
Idemitsu Kosan Co. Ltd. .................... 26,000 255,255
Inpex Corp. ............................. 28,000 828,225
Itochu Enex Co. Ltd. ....................... 2,000 25,358
Iwatani Corp. ........................... 6,000 77,189
Japan Petroleum Exploration Co. Ltd. ........... 5,000 82,354
2,119,111
a
Paper & Forest Products  —  0 .1%
Oji Holdings Corp. ........................ 24,000 129,841
a
Passenger Airlines  —  0 .4%
ANA Holdings, Inc. ........................ 17,000 304,457
Japan Airlines Co. Ltd. ..................... 14,000 228,570
533,027
a
Personal Care Products  —  0 .5%
Kao Corp. .............................. 15,000 583,913
Kobayashi Pharmaceutical Co. Ltd. ............. 2,000 74,674
Rohto Pharmaceutical Co. Ltd. ................ 6,000 92,168
750,755
a
Pharmaceuticals  —  3 .6%
Astellas Pharma, Inc. ...................... 52,040 848,346
Chugai Pharmaceutical Co. Ltd. ............... 19,000 1,047,820
Daiichi Sankyo Co. Ltd. ..................... 55,009 984,148
Eisai Co. Ltd. ........................... 8,000 250,455
Kyowa Kirin Co. Ltd. ....................... 7,000 114,562
Nippon Shinyaku Co. Ltd. ................... 2,000 65,793
Ono Pharmaceutical Co. Ltd. ................. 13,000 208,650
Otsuka Holdings Co. Ltd. ................... 13,000 922,621
Shionogi & Co. Ltd. ....................... 22,000 486,661
4,929,056
a
Professional Services  —  1 .2%
BayCurrent, Inc. ......................... 5,000 144,732
dip Corp. .............................. 1,000 13,217
JAC Recruitment Co. Ltd. ................... 2,000 10,820
MEITEC Group Holdings, Inc. ................ 2,000 41,408
Open Up Group, Inc. ...................... 1,000 11,374
Pasona Group, Inc. ....................... 1,000 11,785
Persol Holdings Co. Ltd. .................... 57,000 84,115
Recruit Holdings Co. Ltd. ................... 30,000 1,307,098
Visional, Inc.
(a)
........................... 1,000 45,062
1,669,611
a
Security Shares Value
a
Real Estate Management & Development  —  2 .8%
Daito Trust Construction Co. Ltd. .............. 10,000 $ 234,342
Daiwa House Industry Co. Ltd. ................ 16,000 501,967
Hulic Co. Ltd. ........................... 17,000 198,161
Katitas Co. Ltd. .......................... 2,000 40,087
Leopalace21 Corp. ........................ 5,000 20,328
Mitsubishi Estate Co. Ltd. ................... 36,000 999,232
Mitsui Fudosan Co. Ltd. .................... 87,000 927,458
Nomura Real Estate Holdings, Inc. ............. 16,000 103,740
Relo Group, Inc. ......................... 3,000 36,177
Starts Corp., Inc. ......................... 1,000 30,433
Sumitomo Realty & Development Co. Ltd. ........ 16,000 454,013
Tokyo Tatemono Co. Ltd. .................... 5,000 115,352
Tokyu Fudosan Holdings Corp. ................ 16,000 136,561
Tosei Corp. ............................. 1,000 10,019
3,807,870
a
Semiconductors & Semiconductor Equipment  —  5 .9%
Advantest Corp. .......................... 18,300 2,525,521
Disco Corp. ............................. 3,000 1,222,749
Lasertec Corp. .......................... 2,800 623,206
Mitsui High-Tec, Inc. ....................... 3,000 11,548
Renesas Electronics Corp. .................. 58,000 829,239
Rorze Corp. ............................ 3,000 51,573
Sanken Electric Co. Ltd.
(a) (b)
.................. 1,000 46,629
SCREEN Holdings Co. Ltd. .................. 4,000 238,306
Shibaura Mechatronics Corp. ................. 2,000 53,198
SUMCO Corp. ........................... 10,000 110,487
Tokyo Electron Ltd. ....................... 9,200 2,285,748
Tokyo Seimitsu Co. Ltd. .................... 1,000 88,920
Ulvac, Inc. ............................. 1,000 53,875
8,140,999
a
Software  —  0 .2%
Justsystems Corp. ........................ 1,000 22,267
Oracle Corp. Japan ....................... 1,000 54,233
Rakus Co. Ltd. .......................... 6,000 28,602
Systena Corp. ........................... 9,000 23,910
Trend Micro, Inc. ......................... 3,000 100,010
229,022
a
Specialty Retail  —  1 .8%
ABC-Mart, Inc. .......................... 3,000 47,739
and ST HD Co. Ltd. ....................... 1,000 18,777
Fast Retailing Co. Ltd. ..................... 4,300 1,698,956
IDOM, Inc. ............................. 2,000 16,048
Nextage Co. Ltd. ......................... 1,000 20,344
Nitori Holdings Co. Ltd. ..................... 9,700 154,109
Nojima Corp. ............................ 6,000 41,596
PAL GROUP Holdings Co. Ltd. ................ 2,000 18,349
Sanrio Co. Ltd. .......................... 30,000 186,517
Shimamura Co. Ltd. ....................... 4,000 83,747
USS Co. Ltd. ............................ 12,000 126,226
Workman Co. Ltd. ........................ 1,000 39,774
ZOZO, Inc. ............................. 10,000 70,029
2,522,211
a
Technology Hardware, Storage & Peripherals  —  1 .2%
Brother Industries Ltd. ..................... 8,000 148,104
Canon, Inc. ............................. 26,000 721,431
FUJIFILM Holdings Corp. ................... 36,000 686,003
MCJ Co. Ltd.
(a)
.......................... 3,000 43,712
Seiko Epson Corp. ........................ 8,000 98,906
1,698,156
a

iShares
®
JPX-Nikkei 400 ETF
Schedule of Investments
(continued)
March 31, 2026
(Percentages shown are based on Net Assets)
7
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Security Shares Value
a
Textiles, Apparel & Luxury Goods  —  0 .5%
Asics Corp. ............................. 23,000 $ 618,357
Goldwin, Inc. ............................ 3,000 42,605
660,962
a
Tobacco  —  1 .0%
Japan Tobacco, Inc. ....................... 36,000 1,381,099
a
Trading Companies & Distributors  —  9 .6%
Hanwa Co. Ltd. .......................... 5,000 50,144
Inabata & Co. Ltd. ........................ 2,000 50,440
ITOCHU Corp. .......................... 168,000 2,137,041
Kanematsu Corp. ......................... 6,000 85,548
Marubeni Corp. .......................... 49,000 1,792,515
Mitsubishi Corp. .......................... 94,000 3,224,761
Mitsui & Co. Ltd. ......................... 86,000 3,324,127
MonotaRO Co. Ltd. ....................... 9,000 97,556
Sojitz Corp. ............................. 6,020 238,373
Sumitomo Corp. ......................... 38,000 1,421,924
Toyota Tsusho Corp. ....................... 19,000 736,378
13,158,807
a
Wireless Telecommunication Services  —  3 .7%
KDDI Corp. ............................. 84,000 1,430,245
SoftBank Corp. .......................... 967,000 1,293,965
Security Shares Value
a
Wireless Telecommunication Services (continued)
SoftBank Group Corp. ..................... 94,000 $ 2,288,877
5,013,087
a
Total Long-Term Investments — 98.2%
(Cost: $ 139,678,852 ) ................................ 134,538,808
a
Short-Term Securities
Money Market Funds  —  0 .2%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.77%
(c) (d) (e)
...................... 271,763 271,817
a
Total Short-Term Securities — 0.2%
(Cost: $ 271,868 ) ................................... 271,817
Total Investments — 98.4%
(Cost: $ 139,950,720 ) ................................ 134,810,625
Other Assets Less Liabilities — 1 .6% ..................... 2,258,268
Net Assets — 100.0% ................................. $ 137,068,893
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended March 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/26
  Shares Held
at 03/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 226,618 $ 45,374
(a)
$ — $ (140) $ (35) $ 271,817 271,763 $ 1,982
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares
(c)
..... 40,000 — (40,000)
(a)
— — — — 1,454 —
$ — $ (140) $ (35)
$ 271,817
$ 3,436 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Mini TOPIX Index ...................................................................... 79 06/11/26 $ 1,800 $ 26,614

Schedule of Investments
(continued)
March 31, 2026
iShares
®
JPX-Nikkei 400 ETF
8
2026
iShares Annual Financial Statements and Additional Information
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
For the period ended March 31, 2026, the effect of derivative financial instruments in the Statement of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 26,614 $ — $ — $ — $ 26,614
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts .................................. $ — $ — $ 84,476 $ — $ — $ — $ 84,476
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts .................................. $ — $ — $ 49,468 $ — $ — $ — $ 49,468
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 808,072
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 2,398,235  $ 132,140,573  $ —  $ 134,538,808
Short-Term Securities
Money Market Funds ...................................... 271,817  —  —  271,817
$ 2,670,052  $ 132,140,573  $ —  $ 134,810,625
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 26,614  $ —  $ —  $ 26,614
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Statement of Assets and Liabilities
Statement of Assets and Liabilities
March 31, 2026
See notes to financial statements.
iShares
JPX-Nikkei 400 ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
.................................................................................... $ 134,538,808
Investments, at value — affiliated
(c)
....................................................................................... 271,817
Foreign currency collateral pledged:
(d)
Futures contracts ................................................................................................. 125,346
Foreign currency, at value
(e)
............................................................................................ 1,922,311
Receivables:
Investments sold ................................................................................................. 1,002,478
Securities lending income — affiliated ................................................................................... 645
Dividends — unaffiliated ............................................................................................ 1,167,844
Dividends — affiliated .............................................................................................. 146
Tax reclaims .................................................................................................... 65,512
Total assets ......................................................................................................
139,094,907
LIABILITIES
Bank overdraft ..................................................................................................... 838,262
Collateral on securities loaned .......................................................................................... 271,944
Payables:
Investments purchased ............................................................................................. 779,522
Capital shares redeemed ............................................................................................ 2,859
Investment advisory fees ............................................................................................ 78,692
Variation margin on futures contracts .................................................................................... 54,735
Total liabilities .....................................................................................................
2,026,014
Commitments and contingent liabilities
NET ASSETS .....................................................................................................
$ 137,068,893
NET ASSETS CONSIST OF:
Paid-in capital ..................................................................................................... $ 171,185,063
Accumulated loss .................................................................................................. (34,116,170)
NET ASSETS .....................................................................................................
$ 137,068,893
NET ASSET VALUE
Shares outstanding ................................................................................................. 1,500,000
Net asset value .................................................................................................... $ 91.38
Shares authorized .................................................................................................. Unlimited
Par value ........................................................................................................ None
(a)
Securities loaned, at value .......................................................................................... $ 262,241
(b)
Investments, at cost — unaffiliated ..................................................................................... $ 139,678,852
(c)
Investments, at cost — affiliated ....................................................................................... $ 271,868
(d)
Foreign currency collateral pledged, at cost ............................................................................... $ 124,360
(e)
  Foreign currency, at cost ............................................................................................ $ 1,918,852

2026
iShares Annual Financial Statements and Additional Information
Statement of Operations
Year Ended March 31, 2026
See notes to financial statements.
iShares
JPX-Nikkei 400 ETF
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................................ $ 2,758,571
Dividends — affiliated .............................................................................................. 1,454
Interest — unaffiliated .............................................................................................. 44
Securities lending income — affiliated — net ............................................................................... 1,982
Foreign taxes withheld ............................................................................................. (285,860)
Total investment income ..............................................................................................
2,476,191
EXPENSES
Investment advisory ............................................................................................... 535,061
Commitment costs ................................................................................................ 949
Total expenses .................................................................................................... 536,010
Net investment income ...............................................................................................
1,940,181
—
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated ......................................................................................... 145,759
Investments — affiliated ........................................................................................... (140)
Foreign currency transactions ....................................................................................... (11,432)
Futures contracts ............................................................................................... 84,476
In-kind redemptions — unaffiliated
(a)
................................................................................... 15,344,401
15,563,064
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ......................................................................................... 1,351,757
Investments — affiliated ........................................................................................... (35)
Foreign currency translations ....................................................................................... 3,433
Futures contracts ............................................................................................... 49,468
1,404,623
Net realized and unrealized gain ........................................................................................
16,967,687
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............................................................
$ 18,907,868
(a)
See Note 2 of the Notes to Financial Statements.

Statements of Changes in Net Assets
Statements of Changes in Net Assets
See notes to financial statements.
iShares
JPX-Nikkei 400 ETF
Year Ended
03/31/26
Year Ended
03/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................................................ $ 1,940,181  $ 2,358,160
Net realized gain ................................................................................ 15,563,064  12,363,954
Net change in unrealized appreciation (depreciation) ........................................................ 1,404,623  (14,165,557)
Net increase in net assets resulting from operations ...........................................................
18,907,868  556,557
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .................................................
(3,261,602) (3,181,624)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions .................................................
33,797,063  355,457
NET ASSETS
Total increase (decrease) in net assets ................................................................... 49,443,329  (2,269,610)
Beginning of year ..................................................................................
87,625,564  89,895,174
End of year ......................................................................................
$ 137,068,893  $ 87,625,564
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

2026
iShares Annual Financial Statements and Additional Information
Financial Highlights
(For a share outstanding throughout each period)
See notes to financial statements.
iShares JPX-Nikkei 400 ETF
Year Ended
03/31/26
Year Ended
03/31/25
Year Ended
03/31/24
Year Ended
03/31/23
Year Ended
03/31/22
Net asset value, beginning of year .........................
$ 73.02  $ 74.91  $ 62.69  $ 65.05  $ 73.30
Net investment income
(a)
............................... 1 .48  1 .24  1 .27  1 .16  1 .12
Net realized and unrealized gain (loss)
(b)
.....................
19.60  ( 1 .51 ) 12.70  ( 2 .66 ) ( 7 .51 )
Net increase (decrease) from investment operations ..............
21.08  ( 0 .27 ) 13.97  ( 1 .50 ) ( 6 .39 )
Distributions from net investment income
(c)
..................... ( 2 .72 ) ( 1 .62 ) ( 1 .75 ) ( 0 .86 ) ( 1 .86 )
Net asset value, end of year .............................
$ 91.38  $ 73.02  $ 74.91  $ 62.69  $ 65.05
Total Return
(d)
– – – – –
Based on net asset value ................................
29.18% ( 0 .31 ) % 22.72% ( 2 .28 ) % ( 8 .94 ) %
Ratios to Average Net Assets
(e)
– – – – –
Total expenses .......................................
0 .48% 0 .48% 0 .48% 0 .48% 0 .48%
Net investment income ..................................
1 .74% 1 .69% 1 .91% 1 .99% 1 .57%
Supplemental Data
Net assets, end of year (000) ..............................
$ 137,069  $ 87,626  $ 89,895  $ 56,418  $ 78,055
Portfolio turnover rate
(f)
..................................
12% 18% 12% 12% 11%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.

Notes to Financial Statements

Notes to Financial Statements
1. Organization
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following fund (the “Fund”):
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund is informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the
Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of March 31, 2026, if any, are disclosed in the Statement of Assets and Liabilities.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Fund may maintain cash at its custodian which, at times may exceed United States federally insured limits. The Fund may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund.
Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income, and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
iShares ETF
Diversification
Classification
JPX-Nikkei 400 ............................................................................................................. Diversified

Notes to Financial Statements
(continued)

2026
iShares Annual Financial Statements and Additional Information
Segment Reporting: The Chief Financial Officer acts as the Fund’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.
Recent Accounting Standard: The Fund adopted Financial Accounting Standards Board Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax
Disclosures (“ASU 2023-09”) during the period. ASU 2023-09 enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The
Fund’s adoption of the new standard did not have a material impact on financial statement disclosures and did not affect the Fund’s financial position or results of operations.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of the Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Fund’s investment adviser, as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other
BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments (except ETF options, equity index options or those that are customized) traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation or last available bid (long positions) or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

Notes to Financial Statements
( continued)

Notes to Financial Statements
4. Securities and Other Investments
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan.
The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statement of Assets and Liabilities.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5. Derivative Financial Instruments
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair
Value
(a)
Net Amount
JPX-Nikkei 400
BNP Paribas SA ................................................. $ 37,303 $ (37,303) $ — $ —
BofA Securities, Inc. .............................................. 36,077 (36,077) — —
Goldman Sachs & Co. LLC ......................................... 22,753 (22,753) — —
State Street Bank & Trust Co. ........................................ 166,108 (166,108) — —
$ 262,241 $ (262,241)
$ —
$ —
a
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund’s Statement of Assets and Liabilities.

Notes to Financial Statements
(continued)

2026
iShares Annual Financial Statements and Additional Information
6. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA;
and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee of 0.48%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.
Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.
ETF Servicing Fees: The Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Fund does not pay BRIL for ETF Services.
Prior to March 16, 2026, ETF Services were performed by State Street Bank and Trust Company.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A.
(“BTC”), an affiliate of BFA, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury,
managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee.
BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash
Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock
Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares
ETF Complex in that calendar year exceeds a specific threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year
85% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by the Fund is shown as securities lending income – affiliated – net in its Statement of Operations. For the year ended
March 31, 2026, the Fund paid BTC $516 for securities lending agent services.
Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by
Rule 17a-7.
For the year ended March 31, 2026, transactions executed by the Fund pursuant to Rule 17a-7 under the 1940 Act were as follows:
The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statement of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
iShares ETF Purchases Sales
Net Realized
Gain (Loss)
JPX-Nikkei 400 ......................................................................
$ 2,153,145  $ 136,789  $ 2,355

Notes to Financial Statements
( continued)

Notes to Financial Statements
7. Purchases and Sales
For the year ended March 31, 2026, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the year ended March 31, 2026, in-kind transactions were as follows:
8. Income Tax Information
The Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Fund as of March 31, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Fund’s NAV.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of March 31, 2026, permanent differences attributable to realized gains (losses) from in-kind redemptions were reclassified to the following accounts:
The tax character of distributions paid was as follows:
As of March 31, 2026, the tax components of accumulated earnings (loss) were as follows:
For the year ended March 31, 2026, the Fund utilized $82,262 of its capital loss carryforwards.
As of March 31, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. Line of Credit
The Fund, along with certain other iShares funds (“Participating Funds”), is a party to a $900 million credit agreement (“Syndicated Credit Agreement”) with a group of lenders, which expires on October 14, 2026. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit
iShares ETF Purchases Sales
JPX-Nikkei 400 ......................................................................................... $ 13,205,628 $ 15,215,077
iShares ETF In-kind Purchases In-kind Sales
JPX-Nikkei 400 ......................................................................................... $ 99,097,247  $ 65,770,128
iShares ETF Paid-in Capital
Accumulated
Earnings (Loss)
JPX-Nikkei 400 ......................................................................................... $ 15,146,429  $ (15,146,429)
iShares ETF
Year Ended
03/31/26
Year Ended
03/31/25
JPX-Nikkei 400
Ordinary income ......................................................................................... $ 3,261,602  $ 3,181,624
iShares ETF
Non-Expiring Capital
Loss Carryforwards
(a)
Net Unrealized Gains
(Losses)
(b)
Qualified Late-Year
Ordinary Losses
(c)
Total
JPX-Nikkei 400 .......................................................
$ (27,959,963) $ (5,792,128) $ (364,079) $ (34,116,170)
(a)
Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies and the characterization of corporate actions.
(c)
The Fund has elected to defer these qualified late-year losses and recognize such losses in the next taxable year.
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
JPX-Nikkei 400 .................................................. $ 140,636,383  $ 5,795,908  $ (11,595,052) $ (5,799,144)

Notes to Financial Statements
(continued)

2026
iShares Annual Financial Statements and Additional Information
agreement and interest at a rate equal to the higher of (a) Daily Simple Secured Overnight Financing Rate (“SOFR”) plus 0.10% and 1.00% per annum or (b) the U.S. Federal
Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.
During the year ended March 31, 2026, the Fund did not borrow under the Syndicated Credit Agreement.
10. Principal Risks
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve the Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities.
The Fund invests a significant portion of its assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. Certain Asian countries have developed increasingly strained relationships with the U.S. or China; if these relations were to worsen, they could adversely affect Asian issuers that rely on the U.S. or
China for trade and the region as a whole. The Asian financial markets have experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Fund’s investments.

Notes to Financial Statements
( continued)

Notes to Financial Statements
The Fund invests a significant portion of its assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11. Capital Share Transactions
Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable.
Transactions in capital shares were as follows:
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Fund using a clearing facility outside of the continuous net settlement process, the Fund, at its sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund
Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, the Fund’s custodian, and the Fund. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the
Fund may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statement of Assets and Liabilities.
12. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Year Ended
03/31/26
Year Ended
03/31/25
iShares ETF Shares Amount Shares Amount
JPX-Nikkei 400
Shares sold ......................................................... 1,050,000  $ 100,959,452  1,350,000  $ 99,366,453
Shares redeemed ..................................................... (750,000) (67,162,389) (1,350,000) (99,010,996)
300,000  $ 33,797,063  —  $ 355,457

Report of Independent Registered Public Accounting Firm

2026
iShares Annual Financial Statements and Additional Information
To the Board of Trustees of iShares Trust and Shareholders of iShares JPX-Nikkei 400 ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of iShares JPX-Nikkei 400 ETF (one of the funds constituting
iShares Trust, referred to hereafter as the "Fund") as of March 31, 2026, the related statement of operations for the year ended March 31, 2026, the statement of changes in net assets for each of the two years in the period ended March 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended March 31, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended
March 31, 2026 and the financial highlights for each of the five years in the period ended March 31, 2026 in conformity with accounting principles generally accepted in the
United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of March 31, 2026 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
May 22, 2026
We have served as the auditor of one or more investment companies in BlackRock investment companies since 2000.

Important Tax Information
(unaudited)

Important Tax Information
The following amount, or maximum amount allowable by law, is hereby designated as qualified dividend income for individuals for the fiscal year ended March 31, 2026:
The Fund intends to pass through to its shareholders the following amount, or maximum amount allowable by law, of foreign source income earned and foreign taxes paid for the fiscal year ended March 31, 2026:
iShares ETF
Qualified Dividend
Income
JPX-Nikkei 400 ............................................................................................................. $ 2,622,170
iShares ETF
Foreign Source
Income Earned Foreign Taxes Paid
JPX-Nikkei 400 ...........................................................................................
$ 2,758,474 $ 258,365

Additional Information

2026
iShares Annual Financial Statements and Additional Information
Premium/Discount Information
Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com .
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
Go to icsdelivery.com .
If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Fund, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Fund from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com .

Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by the Japan Exchange Group, Inc., JPX Market
Innovation & Research, Inc. or Nikkei, Inc., nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.
©2026 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

March 31, 2026
2026 Annual Financial Statements and
Additional Information
iShares Trust
iShares Russell 1000 ETF | IWB | NYSE Arca
iShares Russell 1000 Growth ETF | IWF | NYSE Arca
iShares Russell 1000 Value ETF | IWD | NYSE Arca

Page
2

Important Tax Information
(unaudited)
................................................................................................. 49
Additional Information .................................................................................................... 50
Glossary of Terms Used in these Financial Statements ................................................................................ 52

iShares
®
Russell 1000 ETF
Schedule of Investments
March 31, 2026
(Percentages shown are based on Net Assets)
3
Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  2 .5%
ATI, Inc.
(a)
.............................. 95,519 $ 13,894,194
Axon Enterprise, Inc.
(a) (b)
.................... 53,679 22,796,935
Boeing Co. (The)
(a)
........................ 536,651 106,809,649
BWX Technologies, Inc. .................... 63,992 13,085,724
Carpenter Technology Corp. ................. 34,013 13,406,224
Curtiss-Wright Corp. ....................... 26,111 17,784,724
FTAI Aviation Ltd. ......................... 71,979 17,634,855
General Dynamics Corp. .................... 180,060 61,800,193
General Electric Co. ....................... 739,667 209,895,305
HEICO Corp. ........................... 29,963 8,215,854
HEICO Corp. , Class A ...................... 52,996 11,186,926
Hexcel Corp. ............................ 56,063 4,537,179
Howmet Aerospace, Inc. .................... 284,645 65,599,287
Huntington Ingalls Industries, Inc. .............. 27,585 10,479,541
Karman Holdings, Inc.
(a) (b)
................... 36,054 2,886,123
L3Harris Technologies, Inc. .................. 133,164 45,961,555
Leonardo DRS, Inc. ....................... 53,452 2,379,683
Loar Holdings, Inc.
(a) (b)
...................... 30,111 1,725,059
Lockheed Martin Corp. ..................... 146,677 88,650,112
Northrop Grumman Corp. ................... 94,952 64,780,052
Rocket Lab Corp.
(a)
....................... 347,577 22,321,395
RTX Corp. ............................. 951,636 183,570,584
StandardAero, Inc.
(a)
....................... 162,303 4,192,286
Textron, Inc. ............................ 124,527 10,903,584
TransDigm Group, Inc. ..................... 39,266 45,507,723
Woodward, Inc. .......................... 42,267 15,128,205
1,065,132,951
a
Air Freight & Logistics  —  0 .3%
CH Robinson Worldwide, Inc. ................ 83,542 13,873,820
Expeditors International of Washington, Inc. ....... 96,831 13,869,104
FedEx Corp. ............................ 152,374 54,272,571
GXO Logistics, Inc.
(a)
...................... 82,421 4,273,529
United Parcel Service, Inc. , Class B ............ 522,396 51,393,319
137,682,343
a
Automobile Components  —  0 .1%
Aptiv PLC
(a)
............................. 153,755 10,676,747
BorgWarner, Inc. ......................... 154,682 8,393,045
Gentex Corp. ........................... 164,963 3,604,442
Lear Corp. ............................. 37,106 4,492,795
QuantumScape Corp. , Class A
(a) (b)
............. 291,403 1,859,151
29,026,180
a
Automobiles  —  2 .0%
Ford Motor Co. .......................... 2,759,906 31,849,315
General Motors Co. ....................... 642,113 47,837,419
Harley-Davidson, Inc. ...................... 81,624 1,650,437
Lucid Group, Inc. , Class A
(a) (b)
................. 87,810 836,829
Rivian Automotive, Inc. , Class A
(a) (b)
............. 547,601 8,241,395
Tesla, Inc.
(a)
............................. 2,005,915 745,698,901
Thor Industries, Inc. ....................... 36,802 2,940,112
839,054,408
a
Banks  —  3 .6%
Bank of America Corp. ..................... 4,664,900 227,413,875
Bank OZK ............................. 78,314 3,593,829
BOK Financial Corp. ....................... 16,026 2,052,290
Central BanCo, Inc. , Class A
(b)
................ 14,468 346,509
Citigroup, Inc. ........................... 1,231,120 139,621,319
Citizens Financial Group, Inc. ................ 306,740 18,395,198
Columbia Banking System, Inc. ............... 209,540 5,747,682
Commerce Bancshares, Inc. ................. 93,344 4,592,525
Security Shares Value
a
Banks (continued)
Cullen/Frost Bankers, Inc. ................... 41,529 $ 5,692,795
East West Bancorp, Inc. .................... 96,599 10,312,909
Fifth Third Bancorp ....................... 639,572 29,714,515
First Citizens BancShares, Inc. , Class A .......... 6,390 12,042,977
First Hawaiian, Inc. ....................... 90,021 2,218,117
First Horizon Corp. ........................ 355,198 8,084,307
FNB Corp. ............................. 257,542 4,306,102
Huntington Bancshares, Inc. ................. 1,424,493 22,293,315
JPMorgan Chase & Co. .................... 1,931,244 568,094,735
KeyCorp ............................... 669,421 13,421,891
M&T Bank Corp. ......................... 108,958 22,523,798
NU Holdings Ltd. , Class A
(a)
.................. 2,367,815 34,025,502
Pinnacle Financial Partners, Inc. ............... 103,309 8,899,037
PNC Financial Services Group, Inc. (The) ........ 276,557 57,548,746
Popular, Inc. ............................ 45,789 6,143,510
Prosperity Bancshares, Inc. .................. 64,623 4,341,373
Regions Financial Corp. .................... 616,121 16,093,081
SOUTHSTATE BANK CORP. ................. 70,841 6,554,209
TFS Financial Corp. ....................... 42,010 590,241
Truist Financial Corp. ...................... 897,117 41,240,469
U.S. Bancorp ........................... 1,109,312 57,695,317
Webster Financial Corp. .................... 117,289 8,142,202
Wells Fargo & Co. ........................ 2,199,732 175,120,665
Western Alliance Bancorp ................... 75,698 5,363,203
Wintrust Financial Corp. .................... 46,828 6,506,282
Zions Bancorp NA ........................ 109,272 6,296,253
1,535,028,778
a
Beverages  —  1 .1%
Boston Beer Co., Inc. (The) , Class A
(a)
........... 5,504 1,268,122
Brown-Forman Corp. , Class A ................ 34,901 934,998
Brown-Forman Corp. , Class B , NVS ............ 104,333 2,758,564
Celsius Holdings, Inc.
(a) (b)
.................... 116,135 4,120,470
Coca-Cola Co. (The) ...................... 2,765,398 210,308,518
Coca-Cola Consolidated, Inc. ................. 40,167 7,701,621
Constellation Brands, Inc. , Class A ............. 100,730 15,109,500
Keurig Dr Pepper, Inc. ..................... 915,044 24,093,108
Molson Coors Beverage Co. , Class B ........... 120,757 5,199,796
Monster Beverage Corp.
(a) (b)
.................. 496,272 35,959,869
PepsiCo, Inc. ........................... 973,287 151,141,738
Primo Brands Corp. , Class A
(b)
................ 181,402 3,415,800
462,012,104
a
Biotechnology  —  2 .0%
AbbVie, Inc. ............................ 1,259,513 273,931,482
Alnylam Pharmaceuticals, Inc.
(a)
............... 89,876 29,737,272
Amgen, Inc. ............................ 382,806 134,690,291
Apellis Pharmaceuticals, Inc.
(a)
................ 73,363 2,951,394
Biogen, Inc.
(a)
........................... 103,950 19,057,154
BioMarin Pharmaceutical, Inc.
(a)
............... 132,923 7,508,820
Caris Life Sciences, Inc.
(a) (b)
.................. 64,644 1,155,835
Exelixis, Inc.
(a)
........................... 190,590 8,174,405
Gilead Sciences, Inc. ...................... 884,758 123,308,722
Halozyme Therapeutics, Inc.
(a)
................ 82,318 5,320,212
Incyte Corp.
(a)
........................... 113,112 10,646,101
Insmed, Inc.
(a)
........................... 148,520 24,285,990
Ionis Pharmaceuticals, Inc.
(a)
................. 109,490 8,221,604
Moderna, Inc.
(a) (b)
......................... 250,617 12,731,344
Natera, Inc.
(a)
........................... 93,856 18,770,261
Neurocrine Biosciences, Inc.
(a)
................ 68,402 9,011,280
Regeneron Pharmaceuticals, Inc. .............. 72,310 55,869,598
Revolution Medicines, Inc.
(a)
.................. 122,471 11,910,305
Roivant Sciences Ltd.
(a)
..................... 301,551 8,352,963
Sarepta Therapeutics, Inc.
(a)
................. 64,573 1,405,109

Schedule of Investments
(continued)
March 31, 2026
iShares
®
Russell 1000 ETF
(Percentages shown are based on Net Assets)
4
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Biotechnology (continued)
Summit Therapeutics, Inc.
(a) (b)
................. 82,505 $ 1,564,295
Ultragenyx Pharmaceutical, Inc.
(a)
.............. 61,527 1,288,991
United Therapeutics Corp.
(a)
.................. 30,045 17,816,084
Vertex Pharmaceuticals, Inc.
(a)
................ 180,222 80,476,332
Viking Therapeutics, Inc.
(a) (b)
.................. 74,500 2,424,230
870,610,074
a
Broadline Retail  —  3 .5%
Amazon.com, Inc.
(a)
....................... 6,819,507 1,420,298,724
Coupang, Inc. , Class A
(a)
.................... 927,834 17,517,506
Dillard's, Inc. , Class A
(b)
..................... 2,164 1,238,046
eBay, Inc. .............................. 320,348 29,158,075
Etsy, Inc.
(a)
............................. 68,423 3,419,781
Macy's, Inc. ............................ 191,314 3,460,870
Ollie's Bargain Outlet Holdings, Inc.
(a)
........... 42,447 3,906,822
1,478,999,824
a
Building Products  —  0 .6%
A O Smith Corp. ......................... 81,682 5,386,111
AAON, Inc. ............................. 48,394 4,004,603
Advanced Drainage Systems, Inc. ............. 49,861 6,837,439
Allegion PLC ............................ 60,234 8,751,398
Armstrong World Industries, Inc. ............... 30,377 5,006,129
Builders FirstSource, Inc.
(a) (b)
................. 76,651 6,310,677
Carlisle Companies, Inc. .................... 29,405 9,810,096
Carrier Global Corp. ....................... 556,748 31,350,480
Fortune Brands Innovations, Inc. .............. 87,276 3,401,146
Hayward Holdings, Inc.
(a)
.................... 140,191 1,875,755
Johnson Controls International PLC ............ 434,837 56,941,905
Lennox International, Inc. ................... 22,518 10,451,279
Masco Corp. ............................ 148,508 8,965,428
Owens Corning .......................... 59,468 6,435,627
Simpson Manufacturing Co., Inc. .............. 29,951 5,140,191
Trane Technologies PLC .................... 158,705 66,138,722
Trex Co., Inc.
(a)
.......................... 77,523 2,823,388
239,630,374
a
Capital Markets  —  3 .3%
Affiliated Managers Group, Inc. ............... 19,766 5,469,252
Ameriprise Financial, Inc. ................... 65,860 29,268,184
Ares Management Corp. , Class A .............. 133,046 14,515,319
Bank of New York Mellon Corp. (The) ........... 489,104 58,022,408
BlackRock, Inc.
(c)
......................... 108,319 104,171,465
Blackstone, Inc. .......................... 526,093 60,495,434
Blue Owl Capital, Inc. , Class A ................ 430,994 3,934,975
Brookfield Asset Management Ltd. , Class A ....... 270,184 12,009,679
Bullish
(a)
............................... 23,428 837,082
Carlyle Group, Inc. (The) .................... 184,807 8,942,811
Cboe Global Markets, Inc. ................... 73,957 20,787,094
Charles Schwab Corp. (The) ................. 1,186,209 111,479,922
CME Group, Inc. , Class A ................... 255,593 75,489,393
Coinbase Global, Inc. , Class A
(a)
............... 158,059 27,598,682
Evercore, Inc. , Class A ..................... 25,597 7,640,960
FactSet Research Systems, Inc. ............... 26,968 5,851,786
Franklin Resources, Inc. .................... 190,602 4,502,019
Freedom Holding Corp. N.V.
(a) (b)
............... 12,479 1,807,958
Goldman Sachs Group, Inc. (The) ............. 208,759 176,608,026
Hamilton Lane, Inc. , Class A ................. 28,544 2,837,274
Houlihan Lokey, Inc. , Class A ................. 38,411 5,516,588
Interactive Brokers Group, Inc. , Class A .......... 303,547 20,358,897
Intercontinental Exchange, Inc. ............... 405,081 63,711,140
Invesco Ltd. ............................ 261,071 6,341,415
Janus Henderson Group PLC ................ 90,991 4,674,208
Jefferies Financial Group, Inc. ................ 108,200 4,465,414
KKR & Co., Inc. .......................... 482,361 44,618,393
Security Shares Value
a
Capital Markets (continued)
Lazard, Inc. , Class A ....................... 65,111 $ 2,765,915
LPL Financial Holdings, Inc. .................. 56,752 17,072,704
MarketAxess Holdings, Inc. .................. 27,162 4,481,187
Moody's Corp. ........................... 110,350 48,140,187
Morgan Stanley .......................... 805,792 132,609,189
Morningstar, Inc. ......................... 16,608 2,807,582
MSCI, Inc. , Class A ....................... 50,689 27,321,878
Nasdaq, Inc. ............................ 321,095 27,257,755
Northern Trust Corp. ....................... 134,585 18,784,028
Raymond James Financial, Inc. ............... 126,446 18,308,116
Robinhood Markets, Inc. , Class A
(a)
............. 538,846 37,342,028
S&P Global, Inc. ......................... 215,615 91,709,684
SEI Investments Co. ....................... 72,209 5,666,240
State Street Corp. ........................ 197,577 25,005,345
Stifel Financial Corp. ...................... 105,498 7,798,412
T Rowe Price Group, Inc. ................... 162,862 14,680,381
TPG, Inc. , Class A ........................ 91,500 3,706,665
Tradeweb Markets, Inc. , Class A ............... 82,900 9,754,014
Virtu Financial, Inc. , Class A .................. 59,762 2,628,333
XP, Inc. , Class A ......................... 288,923 5,501,094
1,385,296,515
a
Chemicals  —  1 .2%
Air Products and Chemicals, Inc. .............. 158,212 45,959,004
Albemarle Corp. ......................... 82,990 14,899,195
Ashland, Inc. ............................ 31,544 1,754,162
Axalta Coating Systems Ltd.
(a)
................ 154,024 4,266,465
Celanese Corp. , Class A .................... 76,948 5,060,870
CF Industries Holdings, Inc. .................. 110,260 14,316,158
Corteva, Inc. ............................ 480,782 40,246,261
Dow, Inc. .............................. 504,763 21,023,379
DuPont de Nemours, Inc. ................... 296,217 13,566,739
Eastman Chemical Co. ..................... 81,140 6,192,605
Ecolab, Inc. ............................ 177,061 47,101,767
Element Solutions, Inc. ..................... 160,421 5,476,773
FMC Corp. ............................. 87,797 1,511,864
Huntsman Corp. ......................... 119,318 1,588,123
International Flavors & Fragrances, Inc. .......... 181,295 13,152,952
Linde PLC ............................. 334,020 165,593,755
LyondellBasell Industries N.V. , Class A .......... 180,121 14,510,548
Mosaic Co. (The) ......................... 226,539 5,776,744
NewMarket Corp. ......................... 4,166 2,670,198
Olin Corp. .............................. 81,360 2,418,833
PPG Industries, Inc. ....................... 160,597 17,164,607
RPM International, Inc. ..................... 89,522 8,898,487
Scotts Miracle-Gro Co. (The) ................. 31,172 1,895,569
Sherwin-Williams Co. (The) .................. 164,353 52,683,354
Solstice Advanced Materials, Inc. .............. 112,716 8,584,450
Westlake Corp. .......................... 23,079 2,696,089
519,008,951
a
Commercial Services & Supplies  —  0 .5%
Cintas Corp. ............................ 244,253 41,312,953
Clean Harbors, Inc.
(a)
...................... 35,553 10,194,112
Copart, Inc.
(a)
........................... 625,298 20,759,894
MSA Safety, Inc. ......................... 26,880 4,406,976
RB Global, Inc. .......................... 130,585 12,516,572
Republic Services, Inc. , Class A ............... 144,213 31,585,531
Rollins, Inc. ............................. 212,869 11,369,333
Tetra Tech, Inc. .......................... 186,719 5,623,976
Veralto Corp. ............................ 175,933 15,555,996
Waste Management, Inc. .................... 263,561 60,563,682
213,889,025
a

iShares
®
Russell 1000 ETF
Schedule of Investments
(continued)
March 31, 2026
(Percentages shown are based on Net Assets)
5
Schedule of Investments
Security Shares Value
a
Communications Equipment  —  1 .1%
Arista Networks, Inc.
(a)
..................... 734,320 $ 90,159,809
Ciena Corp.
(a)
........................... 100,318 38,946,457
Cisco Systems, Inc. ....................... 2,830,259 219,599,796
F5, Inc.
(a)
.............................. 40,799 11,804,375
Lumentum Holdings, Inc.
(a) (b)
................. 49,975 35,120,431
Motorola Solutions, Inc. .................... 118,440 51,399,407
Ubiquiti, Inc. ............................ 2,980 2,355,064
449,385,339
a
Construction & Engineering  —  0 .4%
AECOM ............................... 93,820 7,957,812
API Group Corp.
(a)
........................ 260,513 10,555,987
Comfort Systems USA, Inc. .................. 24,780 34,171,372
EMCOR Group, Inc. ....................... 31,257 23,077,356
Everus Construction Group, Inc.
(a)
.............. 36,674 4,329,732
MasTec, Inc.
(a)
........................... 43,822 14,099,290
Quanta Services, Inc. ...................... 104,683 57,473,061
Valmont Industries, Inc. ..................... 13,874 5,543,634
WillScot Holdings Corp. , Class A .............. 123,919 2,151,234
159,359,478
a
Construction Materials  —  0 .2%
CRH PLC .............................. 476,325 50,071,284
Eagle Materials, Inc. ....................... 23,324 4,418,732
James Hardie Industries PLC
(a) (b)
.............. 106,998 2,026,542
Martin Marietta Materials, Inc. ................ 42,356 24,934,130
Vulcan Materials Co. ...................... 93,743 25,526,219
106,976,907
a
Consumer Finance  —  0 .6%
Ally Financial, Inc. ........................ 197,760 7,758,125
American Express Co. ..................... 383,726 116,069,440
Capital One Financial Corp. .................. 436,448 79,621,209
Credit Acceptance Corp.
(a) (b)
.................. 3,180 1,346,603
Figure Technology Solutions, Inc. , Class A
(a) (b)
...... 24,638 836,460
OneMain Holdings, Inc. , Class A ............... 82,287 4,401,532
SLM Corp. ............................. 149,571 3,202,315
SoFi Technologies, Inc.
(a) (b)
.................. 859,988 13,656,609
Synchrony Financial ....................... 246,645 16,776,793
243,669,086
a
Consumer Staples Distribution & Retail  —  2 .1%
Albertsons Companies, Inc. , Class A ............ 250,637 4,270,855
BJ's Wholesale Club Holdings, Inc.
(a)
............ 94,020 9,253,448
Casey's General Stores, Inc. ................. 26,207 19,075,027
Costco Wholesale Corp. .................... 315,546 314,419,501
Dollar General Corp. ...................... 156,087 18,532,210
Dollar Tree, Inc.
(a)
......................... 136,618 14,961,037
Kroger Co. (The) ......................... 412,448 29,844,737
Maplebear, Inc.
(a) (b)
........................ 121,969 4,568,959
Performance Food Group Co.
(a)
............... 109,390 9,370,347
Sprouts Farmers Market, Inc.
(a)
................ 69,161 5,334,388
Sysco Corp. ............................ 339,903 24,245,281
Target Corp. ............................ 323,234 39,175,961
U.S. Foods Holding Corp.
(a)
.................. 159,002 14,661,574
Walmart, Inc. ............................ 3,092,956 384,392,572
892,105,897
a
Containers & Packaging  —  0 .2%
Amcor PLC ............................. 321,459 12,777,995
AptarGroup, Inc. ......................... 47,049 5,929,115
Avery Dennison Corp. ...................... 54,962 9,490,838
Ball Corp. .............................. 192,980 11,407,048
Crown Holdings, Inc. ...................... 82,752 8,295,888
Graphic Packaging Holding Co. ............... 210,523 2,092,599
International Paper Co. ..................... 372,186 13,287,040
Security Shares Value
a
Containers & Packaging (continued)
Packaging Corp. of America ................. 62,398 $ 13,242,104
Sealed Air Corp. ......................... 101,511 4,268,537
Silgan Holdings, Inc. ....................... 60,892 2,362,610
Smurfit Westrock PLC ..................... 367,708 14,653,164
Sonoco Products Co. ...................... 71,156 3,848,828
101,655,766
a
Distributors  —  0 .0%
Genuine Parts Co. ........................ 97,764 10,338,543
LKQ Corp. ............................. 185,410 5,445,492
Pool Corp. ............................. 23,382 4,730,880
20,514,915
a
Diversified Consumer Services  —  0 .1%
ADT, Inc. .............................. 361,441 2,374,667
Bright Horizons Family Solutions, Inc.
(a)
.......... 40,329 3,312,221
Duolingo, Inc. , Class A
(a)
.................... 26,724 2,634,185
Grand Canyon Education, Inc.
(a)
............... 19,640 3,339,389
H&R Block, Inc. .......................... 93,703 2,974,133
Liberty Live Holdings, Inc. , Class A
(a)
............ 13,675 1,253,177
Liberty Live Holdings, Inc. , Class C , NVS
(a) (b)
....... 32,674 3,074,950
Service Corp. International .................. 99,074 8,174,596
27,137,318
a
Diversified REITs  —  0 .0%
WP Carey, Inc. .......................... 154,679 10,511,985
a
Diversified Telecommunication Services  —  0 .9%
AST SpaceMobile, Inc. , Class A
(a) (b)
............. 156,109 12,936,753
AT&T, Inc. .............................. 4,909,343 142,321,853
Comcast Corp. , Class A .................... 2,570,369 73,795,294
GCI Liberty, Inc. , Series A
(a)
.................. 2,362 87,040
GCI Liberty, Inc. , Series C , NVS
(a) (b)
............. 22,543 838,825
Iridium Communications, Inc. ................. 67,035 1,859,551
Liberty Global Ltd. , Class A
(a)
................. 116,991 1,414,421
Liberty Global Ltd. , Class C , NVS
(a)
............. 99,001 1,161,282
Verizon Communications, Inc. ................ 3,002,883 150,744,727
385,159,746
a
Electric Utilities  —  1 .6%
Alliant Energy Corp. ....................... 182,075 13,065,702
American Electric Power Co., Inc. .............. 379,884 49,795,195
Constellation Energy Corp. .................. 221,939 61,976,466
Duke Energy Corp. ....................... 553,941 72,533,034
Edison International ....................... 269,860 19,748,355
Entergy Corp. ........................... 318,346 35,769,357
Evergy, Inc. ............................. 162,924 13,346,734
Eversource Energy ....................... 267,223 18,513,209
Exelon Corp. ............................ 719,674 35,278,419
FirstEnergy Corp. ........................ 387,710 19,641,389
IDACORP, Inc. .......................... 37,764 5,399,119
NextEra Energy, Inc. ...................... 1,481,933 137,641,937
NRG Energy, Inc. ......................... 145,398 21,248,464
OGE Energy Corp. ........................ 144,664 6,938,085
PG&E Corp. ............................ 1,562,988 27,461,699
Pinnacle West Capital Corp. ................. 84,241 8,487,281
PPL Corp. ............................. 523,316 19,990,671
Southern Co. (The) ....................... 782,259 75,503,639
Xcel Energy, Inc. ......................... 422,049 33,527,573
675,866,328
a
Electrical Equipment  —  1 .2%
Acuity, Inc. ............................. 21,864 6,126,730
AMETEK, Inc. ........................... 163,846 35,122,029
Eaton Corp. PLC ......................... 278,865 99,741,644
Emerson Electric Co. ...................... 400,088 52,419,530

Schedule of Investments
(continued)
March 31, 2026
iShares
®
Russell 1000 ETF
(Percentages shown are based on Net Assets)
6
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Electrical Equipment (continued)
GE Vernova, Inc. ......................... 191,806 $ 167,427,457
Generac Holdings, Inc.
(a)
.................... 40,845 7,978,254
Hubbell, Inc. , Class B ...................... 38,232 18,761,972
nVent Electric PLC ........................ 112,940 13,358,543
Regal Rexnord Corp. ...................... 46,943 8,790,546
Rockwell Automation, Inc. ................... 80,143 28,761,720
Sensata Technologies Holding PLC ............ 100,123 3,526,332
Vertiv Holdings Co. , Class A ................. 270,147 67,693,435
509,708,192
a
Electronic Equipment, Instruments & Components  —  0 .9%
Amphenol Corp. , Class A ................... 867,127 109,561,496
Arrow Electronics, Inc.
(a)
.................... 37,850 5,428,069
Avnet, Inc. ............................. 57,275 3,529,286
CDW Corp. ............................. 92,950 11,248,809
Cognex Corp. ........................... 122,010 5,977,270
Coherent Corp.
(a)
......................... 124,194 29,584,253
Corning, Inc. ............................ 554,199 75,354,438
Crane NXT Co. .......................... 34,295 1,392,034
Flex Ltd.
(a)
.............................. 264,320 17,302,387
Ingram Micro Holding Corp. .................. 12,612 293,986
IPG Photonics Corp.
(a)
..................... 17,550 2,011,055
Jabil, Inc. .............................. 74,523 19,795,544
Keysight Technologies, Inc.
(a)
................. 122,497 34,589,478
Littelfuse, Inc. ........................... 17,016 5,774,380
Ralliant Corp. ........................... 80,719 3,357,103
TD SYNNEX Corp. ........................ 54,006 9,111,352
Teledyne Technologies, Inc.
(a) (b)
............... 32,814 19,852,798
Vontier Corp. ............................ 104,215 3,696,506
Zebra Technologies Corp. , Class A
(a)
............ 36,118 7,551,551
365,411,795
a
Energy Equipment & Services  —  0 .4%
Baker Hughes Co. , Class A .................. 704,696 43,021,691
Halliburton Co. .......................... 595,132 23,204,197
NOV, Inc. .............................. 263,953 4,964,956
SLB Ltd. ............................... 1,065,755 54,769,149
TechnipFMC PLC ........................ 288,240 19,926,031
Weatherford International PLC ................ 51,153 4,838,051
150,724,075
a
Entertainment  —  1 .5%
Electronic Arts, Inc. ....................... 179,186 36,530,650
Liberty Media Corp.-Liberty Formula One , Series A
(a)
. 17,651 1,378,190
Liberty Media Corp.-Liberty Formula One , Series C ,
NVS
(a)
............................... 148,968 12,665,259
Live Nation Entertainment, Inc.
(a)
.............. 112,615 17,174,914
Madison Square Garden Sports Corp.
(a)
.......... 11,363 3,652,068
Netflix, Inc.
(a) (b)
........................... 3,012,885 289,688,893
ROBLOX Corp. , Class A
(a)
................... 439,910 24,881,310
Roku, Inc. , Class A
(a)
...................... 90,324 8,546,457
Spotify Technology SA
(a)
.................... 109,509 53,102,009
Take-Two Interactive Software, Inc.
(a)
............ 128,947 25,467,033
TKO Group Holdings, Inc. , Class A ............. 48,589 9,797,972
Walt Disney Co. (The) ..................... 1,261,806 121,612,862
Warner Bros Discovery, Inc.
(a)
................ 1,657,238 45,507,755
650,005,372
a
Financial Services  —  3 .5%
Affirm Holdings, Inc. , Class A
(a)
................ 193,218 8,853,249
Apollo Global Management, Inc. ............... 297,333 33,128,843
Berkshire Hathaway, Inc. , Class B
(a)
............ 1,311,207 628,330,394
Block, Inc. , Class A
(a)
...................... 382,974 23,047,375
Corpay, Inc.
(a)
........................... 48,399 14,083,625
Equitable Holdings, Inc. .................... 216,759 8,043,927
Security Shares Value
a
Financial Services (continued)
Euronet Worldwide, Inc.
(a)
................... 27,612 $ 1,832,608
Fidelity National Information Services, Inc. ........ 375,484 17,613,954
Fiserv, Inc.
(a) (b)
........................... 379,524 21,177,439
Global Payments, Inc. ..................... 170,769 11,492,754
Jack Henry & Associates, Inc. ................ 52,190 8,248,108
Mastercard, Inc. , Class A .................... 571,946 285,778,538
MGIC Investment Corp. .................... 155,937 4,093,346
PayPal Holdings, Inc. ...................... 669,612 30,286,551
Rocket Companies, Inc. , Class A
(a)
............. 666,465 9,497,126
Shift4 Payments, Inc. , Class A
(a) (b)
.............. 46,918 2,051,724
Toast, Inc. , Class A
(a) (b)
..................... 324,560 8,604,086
UWM Holdings Corp. , Class A ................ 124,137 449,376
Visa, Inc. , Class A ........................ 1,196,704 361,691,817
Voya Financial, Inc. ....................... 68,190 4,658,741
Western Union Co. (The) ................... 194,133 1,694,781
WEX, Inc.
(a)
............................. 25,526 3,906,499
1,488,564,861
a
Food Products  —  0 .5%
Archer-Daniels-Midland Co. .................. 339,215 24,657,538
Bunge Global SA ......................... 94,124 11,972,573
Campbell's Company (The) .................. 138,086 3,075,175
Conagra Brands, Inc. ...................... 338,822 5,326,282
Darling Ingredients, Inc.
(a)
................... 111,919 6,922,190
Flowers Foods, Inc. ....................... 130,815 1,066,142
Freshpet, Inc.
(a)
.......................... 32,990 1,945,090
General Mills, Inc. ........................ 378,274 14,079,358
Hershey Co. (The) ........................ 103,204 21,455,080
Hormel Foods Corp. ....................... 206,804 4,684,111
Ingredion, Inc. ........................... 45,115 5,082,656
J M Smucker Co. (The) ..................... 72,677 7,008,970
Kraft Heinz Co. (The) ...................... 603,250 13,567,092
Lamb Weston Holdings, Inc. ................. 96,277 4,068,666
McCormick & Co., Inc. , NVS ................. 179,789 9,068,557
Mondelez International, Inc. , Class A ............ 919,365 52,992,199
Pilgrim's Pride Corp. ....................... 27,889 1,053,089
Post Holdings, Inc.
(a)
....................... 34,517 3,412,351
Seaboard Corp. .......................... 202 1,142,112
Smithfield Foods, Inc. ...................... 32,006 895,208
Tyson Foods, Inc. , Class A .................. 197,018 12,622,943
206,097,382
a
Gas Utilities  —  0 .1%
Atmos Energy Corp. ....................... 113,563 20,977,357
MDU Resources Group, Inc. ................. 146,688 3,039,375
National Fuel Gas Co. ..................... 63,205 5,938,742
UGI Corp. .............................. 155,666 5,669,356
35,624,830
a
Ground Transportation  —  0 .9%
Avis Budget Group, Inc.
(a) (b)
.................. 12,623 1,841,065
CSX Corp. ............................. 1,333,628 54,745,429
JB Hunt Transport Services, Inc. ............... 55,142 11,684,590
Knight-Swift Transportation Holdings, Inc. , Class A .. 109,644 6,313,302
Landstar System, Inc. ...................... 25,253 4,048,308
Lyft, Inc. , Class A
(a)
........................ 282,149 3,752,582
Norfolk Southern Corp. ..................... 160,961 46,195,807
Old Dominion Freight Line, Inc. ............... 131,681 25,730,467
Ryder System, Inc. ........................ 28,411 5,816,016
Saia, Inc.
(a) (b)
............................ 18,582 6,527,485
Schneider National, Inc. , Class B .............. 33,229 875,916
Uber Technologies, Inc.
(a)
................... 1,430,670 102,908,093
U-Haul Holding Co.
(a) (b)
..................... 6,284 300,250
U-Haul Holding Co. , Series N , NVS ............. 71,021 3,172,508
Union Pacific Corp. ....................... 425,541 103,244,757

iShares
®
Russell 1000 ETF
Schedule of Investments
(continued)
March 31, 2026
(Percentages shown are based on Net Assets)
7
Schedule of Investments
Security Shares Value
a
Ground Transportation (continued)
XPO, Inc.
(a)
............................. 80,345 $ 15,631,120
392,787,695
a
Health Care Equipment & Supplies  —  1 .8%
Abbott Laboratories ....................... 1,229,979 126,281,944
Align Technology, Inc.
(a)
..................... 48,447 8,305,269
Baxter International, Inc.
(b)
................... 361,344 6,070,579
Becton Dickinson & Co. .................... 203,803 32,043,946
Boston Scientific Corp.
(a)
.................... 1,047,747 65,746,124
Cooper Companies, Inc. (The)
(a) (b)
.............. 140,363 10,035,955
DENTSPLY SIRONA, Inc. ................... 140,890 1,634,324
Dexcom, Inc.
(a)
.......................... 277,138 17,404,266
Edwards Lifesciences Corp.
(a)
................ 409,591 32,800,047
Envista Holdings Corp.
(a)
.................... 117,385 2,978,057
GE HealthCare Technologies, Inc. ............. 325,858 23,194,572
Globus Medical, Inc. , Class A
(a)
............... 79,310 6,833,350
Hologic, Inc.
(a)
........................... 157,537 11,908,222
IDEXX Laboratories, Inc.
(a)
................... 56,454 31,720,938
Inspire Medical Systems, Inc.
(a)
............... 21,118 1,089,266
Insulet Corp.
(a)
........................... 49,692 10,427,369
Intuitive Surgical, Inc.
(a)
..................... 250,805 115,618,597
Masimo Corp.
(a)
.......................... 32,263 5,738,620
Medline, Inc. , Class A
(a) (b)
.................... 229,857 10,228,637
Medtronic PLC .......................... 911,241 78,959,033
Penumbra, Inc.
(a) (b)
........................ 26,612 8,738,582
ResMed, Inc. ........................... 103,662 23,270,046
Solventum Corp.
(a)
........................ 104,423 6,818,822
STERIS PLC ............................ 69,259 15,315,243
Stryker Corp. ........................... 244,550 80,356,684
Teleflex, Inc. ............................ 31,560 3,774,892
Zimmer Biomet Holdings, Inc. ................ 140,699 12,722,004
750,015,388
a
Health Care Providers & Services  —  1 .5%
Acadia Healthcare Co., Inc.
(a) (b)
................ 64,238 1,502,527
Cardinal Health, Inc. ....................... 168,897 35,689,625
Cencora, Inc. ........................... 130,042 40,851,394
Centene Corp.
(a)
......................... 344,868 11,290,978
Chemed Corp. ........................... 10,068 3,803,086
Cigna Group (The) ........................ 187,341 49,973,212
CVS Health Corp. ........................ 890,576 63,961,168
DaVita, Inc.
(a)
............................ 24,954 3,835,180
Elevance Health, Inc. ...................... 157,772 46,187,753
Encompass Health Corp. ................... 69,468 6,719,640
HCA Healthcare, Inc. ...................... 115,501 54,659,693
Henry Schein, Inc.
(a) (b)
...................... 74,225 5,470,383
Humana, Inc. ........................... 85,334 14,796,062
Labcorp Holdings, Inc. ..................... 59,303 15,822,633
McKesson Corp.
(b)
........................ 87,766 75,949,186
Molina Healthcare, Inc.
(a) (b)
................... 36,071 4,808,264
Quest Diagnostics, Inc. ..................... 79,668 15,613,335
Tenet Healthcare Corp.
(a)
.................... 61,636 11,631,330
UnitedHealth Group, Inc. .................... 647,272 175,145,331
Universal Health Services, Inc. , Class B ......... 38,920 6,965,512
644,676,292
a
Health Care REITs  —  0 .4%
Alexandria Real Estate Equities, Inc. ............ 121,269 5,629,307
Healthcare Realty Trust, Inc. , Class A ........... 231,850 3,939,132
Healthpeak Properties, Inc. .................. 490,305 8,055,711
Medical Properties Trust, Inc. ................. 352,444 1,631,816
Omega Healthcare Investors, Inc. .............. 202,895 8,890,859
Ventas, Inc. ............................ 332,080 27,157,502
Security Shares Value
a
Health Care REITs (continued)
Welltower, Inc. ........................... 488,696 $ 96,620,086
151,924,413
a
Health Care Technology  —  0 .0%
Certara, Inc.
(a)
........................... 81,573 464,966
Doximity, Inc. , Class A
(a)
.................... 92,318 2,151,009
Veeva Systems, Inc. , Class A
(a)
............... 105,972 18,615,042
21,231,017
a
Hotel & Resort REITs  —  0 .0%
Host Hotels & Resorts, Inc. .................. 484,016 9,273,747
Park Hotels & Resorts, Inc. .................. 146,683 1,544,572
10,818,319
a
Hotels, Restaurants & Leisure  —  1 .9%
Airbnb, Inc. , Class A
(a)
...................... 296,698 37,467,023
Aramark ............................... 185,623 7,525,156
Booking Holdings, Inc. ..................... 23,131 97,388,912
Boyd Gaming Corp. ....................... 41,058 3,374,146
Caesars Entertainment, Inc.
(a)
................ 145,212 3,837,953
Carnival Corp. ........................... 813,730 21,059,332
Cava Group, Inc.
(a)
........................ 70,474 5,701,347
Chipotle Mexican Grill, Inc. , Class A
(a)
........... 933,658 29,886,393
Choice Hotels International, Inc.
(b)
.............. 18,416 1,906,056
Churchill Downs, Inc. ...................... 45,956 4,128,228
Darden Restaurants, Inc. ................... 82,136 16,101,942
Domino's Pizza, Inc. ....................... 22,485 8,067,393
DoorDash, Inc. , Class A
(a)
................... 259,706 38,994,856
DraftKings, Inc. , Class A
(a) (b)
.................. 339,582 7,341,763
Dutch Bros, Inc. , Class A
(a) (b)
................. 81,871 4,147,585
Expedia Group, Inc. ....................... 83,099 19,186,728
Flutter Entertainment PLC , Class DI
(a) (b)
.......... 111,985 11,416,871
Hilton Worldwide Holdings, Inc. ............... 161,742 49,182,507
Hyatt Hotels Corp. , Class A .................. 29,124 4,187,740
Las Vegas Sands Corp. .................... 220,286 11,869,010
Marriott International, Inc. , Class A ............. 157,561 51,533,476
McDonald's Corp. ........................ 508,524 158,044,174
MGM Resorts International
(a) (b)
................ 144,736 5,356,679
Norwegian Cruise Line Holdings Ltd.
(a) (b)
......... 314,691 5,884,722
Penn Entertainment, Inc.
(a)
................... 110,977 1,667,984
Planet Fitness, Inc. , Class A
(a)
................ 59,125 4,397,718
Restaurant Brands International, Inc. ............ 242,204 17,898,876
Royal Caribbean Cruises Ltd. ................ 179,780 49,471,860
Starbucks Corp. .......................... 808,247 72,410,849
Texas Roadhouse, Inc. , Class A ............... 47,086 7,775,782
Travel + Leisure Co. ....................... 44,123 3,052,870
Vail Resorts, Inc. ......................... 25,311 3,247,908
Viking Holdings Ltd.
(a)
...................... 123,307 9,060,598
Wendy's Co. (The) ........................ 124,561 865,699
Wingstop, Inc. ........................... 19,638 3,043,301
Wyndham Hotels & Resorts, Inc. .............. 53,706 4,362,538
Wynn Resorts Ltd. ........................ 54,076 5,491,418
Yum! Brands, Inc. ........................ 198,482 30,859,981
817,197,374
a
Household Durables  —  0 .3%
DR Horton, Inc. .......................... 186,518 25,594,000
Garmin Ltd. ............................. 115,170 26,720,592
Lennar Corp. , Class A ...................... 145,492 12,634,525
Lennar Corp. , Class B ..................... 6,210 522,385
Mohawk Industries, Inc.
(a) (b)
.................. 37,030 3,645,974
Newell Brands, Inc. ....................... 296,201 1,015,969
NVR, Inc.
(a)
............................. 1,916 12,626,114
PulteGroup, Inc. ......................... 139,188 16,369,901
SharkNinja, Inc.
(a) (b)
....................... 58,593 6,204,999

Schedule of Investments
(continued)
March 31, 2026
iShares
®
Russell 1000 ETF
(Percentages shown are based on Net Assets)
8
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Household Durables (continued)
Somnigroup International, Inc. ................ 142,828 $ 10,557,846
Toll Brothers, Inc. ......................... 68,006 9,280,779
TopBuild Corp.
(a) (b)
........................ 20,084 7,055,509
Whirlpool Corp. .......................... 37,783 2,037,259
134,265,852
a
Household Products  —  0 .8%
Church & Dwight Co., Inc. ................... 170,440 15,905,461
Clorox Co. (The) ......................... 87,720 9,090,424
Colgate-Palmolive Co. ..................... 571,029 48,668,802
Kimberly-Clark Corp. ...................... 234,986 22,669,099
Procter & Gamble Co. (The) ................. 1,670,082 241,226,644
Reynolds Consumer Products, Inc. ............. 38,069 806,301
338,366,731
a
Independent Power and Renewable Electricity Producers  —  0 .1%
AES Corp. (The) ......................... 511,978 7,213,770
Brookfield Renewable Corp. ................. 94,260 3,754,376
Clearway Energy, Inc. , Class A ................ 24,466 958,333
Clearway Energy, Inc. , Class C ............... 58,700 2,306,323
Talen Energy Corp.
(a)
...................... 32,076 10,239,622
Vistra Corp. ............................ 240,304 36,124,900
60,597,324
a
Industrial Conglomerates  —  0 .4%
3M Co. ................................ 378,860 55,021,838
Honeywell International, Inc. ................. 452,020 102,170,080
157,191,918
a
Industrial REITs  —  0 .3%
Americold Realty Trust, Inc. .................. 202,261 2,317,911
EastGroup Properties, Inc. .................. 36,909 6,831,487
First Industrial Realty Trust, Inc. ............... 89,463 5,175,435
Lineage, Inc. ............................ 50,028 1,638,917
Prologis, Inc. ............................ 659,607 87,186,853
Rexford Industrial Realty, Inc. ................ 167,453 5,480,737
STAG Industrial, Inc. ...................... 131,590 4,745,135
113,376,475
a
Insurance  —  1 .9%
Aflac, Inc. .............................. 334,282 36,674,078
Allstate Corp. (The) ....................... 185,166 38,392,318
American Financial Group, Inc. ............... 46,690 5,962,780
American International Group, Inc. ............. 383,102 28,828,425
Aon PLC , Class A ........................ 149,103 48,127,466
Arch Capital Group Ltd.
(a)
................... 252,972 24,282,782
Arthur J Gallagher & Co. .................... 180,285 39,046,125
Assurant, Inc. ........................... 35,360 7,701,762
Assured Guaranty Ltd. ..................... 32,887 2,679,633
Axis Capital Holdings Ltd. ................... 55,669 5,645,393
Brighthouse Financial, Inc.
(a) (b)
................ 41,567 2,489,032
Brown & Brown, Inc. ....................... 204,793 13,354,552
Chubb Ltd. ............................. 259,965 84,730,392
Cincinnati Financial Corp. ................... 109,588 17,243,672
CNA Financial Corp. ....................... 17,515 804,289
Everest Group Ltd. ........................ 29,863 9,760,722
Fidelity National Financial, Inc. ................ 192,973 8,950,088
First American Financial Corp. ................ 68,611 4,136,557
Globe Life, Inc. .......................... 56,400 7,849,188
Hanover Insurance Group, Inc. (The) ........... 25,446 4,411,064
Hartford Insurance Group, Inc. (The) ............ 198,782 26,881,290
Kemper Corp. ........................... 44,357 1,355,550
Kinsale Capital Group, Inc. .................. 15,463 5,283,089
Lincoln National Corp. ..................... 124,762 4,429,051
Loews Corp. ............................ 120,697 12,883,198
Markel Group, Inc.
(a)
....................... 8,783 16,811,277
Security Shares Value
a
Insurance (continued)
Marsh & McLennan Companies, Inc. ............ 345,012 $ 59,842,331
MetLife, Inc. ............................ 394,033 27,866,014
Old Republic International Corp. ............... 161,475 6,442,852
Primerica, Inc. ........................... 23,391 5,858,978
Principal Financial Group, Inc. ................ 154,094 13,885,410
Progressive Corp. (The) .................... 415,976 82,463,082
Prudential Financial, Inc. .................... 259,614 25,361,692
Reinsurance Group of America, Inc. ............ 46,504 9,494,257
RenaissanceRe Holdings Ltd. ................ 31,952 9,497,093
RLI Corp. .............................. 59,776 3,409,623
Ryan Specialty Holdings, Inc. , Class A ........... 72,862 2,458,364
Travelers Companies, Inc. (The) ............... 154,106 44,949,638
Unum Group ............................ 119,636 8,737,017
W R Berkley Corp.
(b)
....................... 159,754 10,588,495
White Mountains Insurance Group Ltd.
(b)
......... 1,695 3,723,847
Willis Towers Watson PLC ................... 67,914 19,742,600
793,035,066
a
Interactive Media & Services  —  7 .2%
Alphabet, Inc. , Class A ..................... 4,132,393 1,188,310,931
Alphabet, Inc. , Class C , NVS ................. 3,364,767 965,217,062
IAC, Inc.
(a)
.............................. 51,642 2,067,229
Match Group, Inc. ........................ 174,932 5,372,162
Meta Platforms, Inc. , Class A ................. 1,552,190 888,054,465
Pinterest, Inc. , Class A
(a) (b)
................... 419,013 7,684,698
Reddit, Inc. , Class A
(a) (b)
..................... 91,931 12,378,509
Trump Media & Technology Group Corp.
(a) (b)
....... 113,558 1,053,818
ZoomInfo Technologies, Inc. , Class A
(a) (b)
......... 196,971 1,177,887
3,071,316,761
a
IT Services  —  1 .0%
Accenture PLC , Class A .................... 437,041 86,660,860
Akamai Technologies, Inc.
(a)
.................. 101,418 11,647,857
Amdocs Ltd. ............................ 79,172 5,166,765
Cloudflare, Inc. , Class A
(a)
................... 222,349 45,879,493
Cognizant Technology Solutions Corp. , Class A ..... 342,819 21,031,946
DXC Technology Co.
(a)
..................... 125,792 1,581,205
EPAM Systems, Inc.
(a) (b)
.................... 39,339 5,326,500
Gartner, Inc.
(a)
........................... 51,932 8,222,913
Globant SA
(a) (b)
.......................... 29,571 1,363,519
GoDaddy, Inc. , Class A
(a)
.................... 97,100 8,027,257
International Business Machines Corp. .......... 660,838 160,180,523
Kyndryl Holdings, Inc.
(a)
..................... 161,982 2,125,204
MongoDB, Inc. , Class A
(a)
................... 55,739 13,643,235
Okta, Inc. , Class A
(a)
....................... 115,742 9,110,053
Snowflake, Inc. , Class A
(a)
................... 235,508 35,519,316
Twilio, Inc. , Class A
(a)
...................... 99,895 12,568,789
VeriSign, Inc. ........................... 59,614 14,805,733
442,861,168
a
Leisure Products  —  0 .0%
Brunswick Corp. ......................... 45,302 3,296,174
Hasbro, Inc. ............................ 99,019 9,268,178
Mattel, Inc.
(a)
............................ 226,867 3,296,378
YETI Holdings, Inc.
(a) (b)
..................... 60,699 2,220,976
18,081,706
a
Life Sciences Tools & Services  —  0 .9%
Agilent Technologies, Inc. ................... 201,354 22,950,329
Avantor, Inc.
(a)
........................... 466,388 3,656,482
Bio-Rad Laboratories, Inc. , Class A
(a)
............ 13,633 3,800,199
Bio-Techne Corp. ......................... 112,380 5,872,979
Bruker Corp. ............................ 72,352 2,613,354
Charles River Laboratories International, Inc.
(a)
..... 34,493 5,950,043
Danaher Corp. .......................... 447,869 84,915,962

iShares
®
Russell 1000 ETF
Schedule of Investments
(continued)
March 31, 2026
(Percentages shown are based on Net Assets)
9
Schedule of Investments
Security Shares Value
a
Life Sciences Tools & Services (continued)
Illumina, Inc.
(a)
........................... 108,894 $ 13,422,274
IQVIA Holdings, Inc.
(a)
...................... 119,562 20,390,103
Medpace Holdings, Inc.
(a)
................... 15,672 7,525,538
Mettler-Toledo International, Inc.
(a)
............. 14,763 18,619,096
QIAGEN N.V.
(b)
.......................... 145,009 5,806,160
Repligen Corp.
(a)
......................... 37,194 4,382,197
Revvity, Inc. ............................ 83,017 7,273,119
Sotera Health Co.
(a)
....................... 174,614 2,503,965
Tempus AI, Inc. , Class A
(a) (b)
.................. 68,084 3,078,759
Thermo Fisher Scientific, Inc. ................. 268,342 131,898,143
Waters Corp.
(a)
.......................... 70,138 20,887,096
West Pharmaceutical Services, Inc. ............ 50,434 12,640,778
378,186,576
a
Machinery  —  2 .0%
AGCO Corp. ............................ 45,185 5,235,586
Allison Transmission Holdings, Inc. ............. 59,124 6,921,055
Caterpillar, Inc. .......................... 329,235 233,249,828
CNH Industrial N.V. ....................... 618,195 6,800,145
Crane Co. .............................. 34,295 5,864,445
Cummins, Inc. ........................... 97,857 52,649,023
Deere & Co. ............................ 173,508 97,737,056
Donaldson Co., Inc. ....................... 82,233 6,979,115
Dover Corp. ............................ 95,747 19,958,462
Esab Corp. ............................. 40,193 3,885,055
Flowserve Corp. ......................... 89,778 6,599,581
Fortive Corp. ............................ 225,023 12,439,271
Gates Industrial Corp. PLC
(a)
................. 179,523 4,059,015
Graco, Inc. ............................. 117,172 9,918,610
IDEX Corp. ............................. 54,167 10,267,355
Illinois Tool Works, Inc. ..................... 206,459 53,739,213
Ingersoll Rand, Inc.
(b)
...................... 281,931 22,588,312
ITT, Inc. ............................... 60,042 11,439,802
Lincoln Electric Holdings, Inc. ................ 38,314 9,543,251
Middleby Corp. (The)
(a)
..................... 33,789 4,479,746
Mueller Industries, Inc. ..................... 76,621 8,489,607
Nordson Corp. ........................... 38,077 10,130,767
Oshkosh Corp. .......................... 45,894 6,756,056
Otis Worldwide Corp. ...................... 279,218 21,522,123
PACCAR, Inc. ........................... 366,989 42,387,229
Parker-Hannifin Corp. ...................... 89,970 80,544,743
Pentair PLC ............................ 115,492 10,060,508
RBC Bearings, Inc.
(a)
...................... 21,908 11,898,673
Snap-on, Inc. ........................... 36,687 13,325,452
Stanley Black & Decker, Inc. ................. 109,970 7,814,468
Timken Co. (The) ......................... 43,838 4,408,788
Toro Co. (The) ........................... 69,933 6,534,540
Westinghouse Air Brake Technologies Corp. ....... 120,871 30,206,872
Xylem, Inc. ............................. 173,019 20,675,771
859,109,523
a
Marine Transportation  —  0 .0%
Kirby Corp.
(a)
............................ 39,330 5,226,170
a
Media  —  0 .2%
Charter Communications, Inc. , Class A
(a) (b)
........ 59,284 12,798,230
DoubleVerify Holdings, Inc.
(a)
................. 97,438 925,661
Fox Corp. , Class A , NVS .................... 149,099 8,707,382
Fox Corp. , Class B ........................ 105,605 5,607,625
Liberty Broadband Corp. , Series A
(a)
............ 11,811 593,149
Liberty Broadband Corp. , Series C , NVS
(a) (b)
....... 78,304 3,938,691
New York Times Co. (The) , Class A ............. 114,068 9,550,914
News Corp. , Class A , NVS .................. 270,921 6,754,061
News Corp. , Class B
(b)
..................... 90,379 2,576,705
Nexstar Media Group, Inc. , Class A ............. 19,938 3,605,388
Security Shares Value
a
Media (continued)
NIQ Global Intelligence PLC
(a) (b)
............... 33,753 $ 383,771
Omnicom Group, Inc. ...................... 227,515 17,134,155
Sirius XM Holdings, Inc. .................... 134,122 3,095,536
Trade Desk, Inc. (The) , Class A
(a)
.............. 317,161 7,196,383
Versant Media Group, Inc. ................... 102,277 3,786,294
86,653,945
a
Metals & Mining  —  0 .7%
Alcoa Corp. ............................. 184,074 12,209,628
Anglogold Ashanti PLC ..................... 359,004 34,952,629
Cleveland-Cliffs, Inc.
(a) (b)
.................... 397,266 3,356,898
Freeport-McMoRan, Inc. .................... 1,015,856 59,712,016
MP Materials Corp. , Class A
(a) (b)
............... 101,037 4,876,046
Newmont Corp. .......................... 779,814 84,414,865
Nucor Corp. ............................ 163,810 27,700,271
Reliance, Inc. ........................... 37,272 11,327,706
Royal Gold, Inc. .......................... 59,704 15,194,071
Southern Copper Corp. ..................... 59,315 10,205,739
Steel Dynamics, Inc. ....................... 96,997 17,459,460
281,409,329
a
Mortgage REITs  —  0 .1%
AGNC Investment Corp. .................... 785,341 7,876,970
Annaly Capital Management, Inc. .............. 502,356 10,624,829
Rithm Capital Corp. ....................... 363,764 3,448,483
Starwood Property Trust, Inc. ................. 242,159 4,169,978
26,120,260
a
Multi-Utilities  —  0 .6%
Ameren Corp. ........................... 190,816 20,974,495
CenterPoint Energy, Inc. .................... 464,892 20,064,739
CMS Energy Corp. ........................ 215,427 16,712,827
Consolidated Edison, Inc. ................... 256,753 29,059,304
Dominion Energy, Inc. ...................... 607,117 37,531,973
DTE Energy Co. ......................... 147,001 21,494,486
NiSource, Inc. ........................... 338,943 15,815,080
Public Service Enterprise Group, Inc. ........... 354,304 28,680,909
Sempra ............................... 463,947 45,081,730
WEC Energy Group, Inc. .................... 230,904 26,731,756
262,147,299
a
Office REITs  —  0 .0%
BXP, Inc. .............................. 110,703 5,745,486
Cousins Properties, Inc. .................... 117,417 2,650,102
Highwoods Properties, Inc. .................. 76,838 1,645,101
Kilroy Realty Corp. ........................ 81,382 2,295,786
Vornado Realty Trust ...................... 126,073 3,276,637
15,613,112
a
Oil, Gas & Consumable Fuels  —  3 .8%
Antero Midstream Corp. .................... 239,662 5,464,294
Antero Resources Corp.
(a)
................... 204,223 8,667,224
APA Corp. ............................. 248,639 10,552,239
Cheniere Energy, Inc. ...................... 151,145 42,888,905
Chevron Corp. ........................... 1,331,872 275,564,317
Chord Energy Corp. ....................... 41,472 5,896,489
ConocoPhillips .......................... 878,940 116,020,080
Coterra Energy, Inc. ....................... 533,028 18,730,604
Devon Energy Corp. ....................... 439,374 22,109,300
Diamondback Energy, Inc. ................... 139,725 27,636,208
DT Midstream, Inc. ........................ 71,506 9,629,713
EOG Resources, Inc. ...................... 388,549 56,172,529
EQT Corp. ............................. 428,004 27,238,175
Expand Energy Corp. ...................... 161,236 17,700,488
Exxon Mobil Corp. ........................ 3,003,436 509,562,952
HF Sinclair Corp. ......................... 113,052 7,053,314

Schedule of Investments
(continued)
March 31, 2026
iShares
®
Russell 1000 ETF
(Percentages shown are based on Net Assets)
10
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Oil, Gas & Consumable Fuels (continued)
Kinder Morgan, Inc. ....................... 1,381,481 $ 46,321,058
Marathon Petroleum Corp. .................. 213,549 52,144,395
Matador Resources Co. .................... 83,215 5,257,524
Occidental Petroleum Corp. .................. 499,235 32,450,275
ONEOK, Inc. ............................ 445,379 40,257,808
Ovintiv, Inc. ............................. 203,919 12,104,632
Permian Resources Corp. , Class A ............. 505,157 10,769,947
Phillips 66 .............................. 287,075 52,299,323
Range Resources Corp. .................... 166,030 7,501,235
Targa Resources Corp. ..................... 150,618 37,764,451
Texas Pacific Land Corp. .................... 40,907 19,412,826
Valero Energy Corp. ....................... 215,615 53,274,154
Viper Energy, Inc. , Class A .................. 132,272 6,215,461
Williams Companies, Inc. (The) ............... 865,416 62,984,976
1,599,644,896
a
Paper & Forest Products  —  0 .0%
Louisiana-Pacific Corp. ..................... 45,290 3,294,848
a
Passenger Airlines  —  0 .2%
Alaska Air Group, Inc.
(a)
..................... 80,852 2,973,736
American Airlines Group, Inc.
(a) (b)
.............. 468,178 5,028,232
Delta Air Lines, Inc. ....................... 463,664 30,824,383
Southwest Airlines Co. ..................... 326,691 12,273,781
United Airlines Holdings, Inc.
(a)
................ 230,042 21,179,967
72,280,099
a
Personal Care Products  —  0 .1%
BellRing Brands, Inc.
(a)
..................... 92,229 1,483,964
Coty, Inc. , Class A
(a) (b)
...................... 274,885 552,519
elf Beauty, Inc.
(a) (b)
........................ 37,425 2,268,329
Estee Lauder Companies, Inc. (The) , Class A ...... 173,706 12,466,880
Kenvue, Inc. ............................ 1,342,636 23,147,045
39,918,737
a
Pharmaceuticals  —  3 .4%
Bristol-Myers Squibb Co. .................... 1,450,769 87,989,140
Corcept Therapeutics, Inc.
(a)
................. 66,392 2,676,262
Elanco Animal Health, Inc.
(a) (b)
................ 345,729 8,273,295
Eli Lilly & Co. ........................... 569,539 523,844,886
Jazz Pharmaceuticals PLC
(a)
................. 41,822 7,906,449
Johnson & Johnson ....................... 1,710,778 418,182,574
Merck & Co., Inc. ......................... 1,765,194 212,335,186
Organon & Co. .......................... 187,158 1,121,076
Perrigo Co. PLC ......................... 96,802 1,039,653
Pfizer, Inc. ............................. 4,037,048 113,360,308
Royalty Pharma PLC , Class A ................ 276,309 13,254,543
Viatris, Inc. ............................. 829,680 11,208,977
Zoetis, Inc. , Class A ....................... 313,176 37,020,535
1,438,212,884
a
Professional Services  —  0 .5%
Amentum Holdings, Inc.
(a)
................... 109,454 2,854,560
Automatic Data Processing, Inc. ............... 286,428 58,196,441
Booz Allen Hamilton Holding Corp. , Class A ....... 85,634 6,682,021
Broadridge Financial Solutions, Inc. ............ 82,659 13,430,434
CACI International, Inc. , Class A
(a) (b)
............ 15,541 8,452,284
Clarivate PLC
(a) (b)
......................... 289,056 731,312
Concentrix Corp. ......................... 32,181 880,472
Equifax, Inc. ............................ 86,537 15,582,718
ExlService Holdings, Inc.
(a)
.................. 111,790 3,404,005
FTI Consulting, Inc.
(a)
...................... 22,052 3,898,132
Genpact Ltd. ............................ 113,693 4,235,064
Jacobs Solutions, Inc. ...................... 84,005 10,692,156
KBR, Inc. .............................. 92,481 3,408,850
Leidos Holdings, Inc. ...................... 90,082 14,009,553
Security Shares Value
a
Professional Services (continued)
ManpowerGroup, Inc. ...................... 33,443 $ 985,231
Parsons Corp.
(a)
.......................... 37,294 2,020,216
Paychex, Inc. ........................... 227,798 20,984,752
Paycom Software, Inc. ..................... 36,606 4,449,093
Paylocity Holding Corp.
(a)
................... 31,105 3,360,584
Robert Half, Inc. ......................... 73,100 1,856,740
Science Applications International Corp. ......... 34,425 3,267,621
SS&C Technologies Holdings, Inc. ............. 149,110 10,075,363
TransUnion ............................. 137,165 9,490,446
Verisk Analytics, Inc. , Class A ................. 98,748 18,737,433
221,685,481
a
Real Estate Management & Development  —  0 .1%
CBRE Group, Inc. , Class A
(a)
................. 210,193 28,472,744
CoStar Group, Inc.
(a)
....................... 295,572 11,923,374
Howard Hughes Holdings, Inc.
(a)
............... 23,316 1,474,970
Jones Lang LaSalle, Inc.
(a)
................... 33,193 10,101,294
Zillow Group, Inc. , Class A
(a) (b)
................ 33,294 1,378,039
Zillow Group, Inc. , Class C , NVS
(a)
............. 114,978 4,757,789
58,108,210
a
Residential REITs  —  0 .2%
American Homes 4 Rent , Class A .............. 240,050 6,702,196
AvalonBay Communities, Inc. ................ 100,479 16,413,245
Camden Property Trust ..................... 76,270 7,448,528
Equity LifeStyle Properties, Inc. ............... 134,405 8,389,560
Equity Residential ........................ 268,318 15,871,010
Essex Property Trust, Inc. ................... 45,229 10,945,418
Invitation Homes, Inc. ...................... 430,163 10,689,551
Mid-America Apartment Communities, Inc. ........ 83,037 10,140,478
Sun Communities, Inc. ..................... 86,876 10,942,901
UDR, Inc. .............................. 233,671 7,893,406
105,436,293
a
Retail REITs  —  0 .3%
Agree Realty Corp. ....................... 76,541 5,769,661
Brixmor Property Group, Inc. ................. 218,802 6,301,498
Federal Realty Investment Trust ............... 60,417 6,416,889
Kimco Realty Corp. ....................... 467,929 10,514,365
NNN REIT, Inc. .......................... 131,422 5,523,667
Realty Income Corp. ....................... 653,536 39,983,332
Regency Centers Corp. .................... 127,633 9,656,713
Simon Property Group, Inc. .................. 230,369 42,970,729
127,136,854
a
Semiconductors & Semiconductor Equipment  —  13 .4%
Advanced Micro Devices, Inc.
(a)
............... 1,145,168 232,961,526
Allegro MicroSystems, Inc.
(a) (b)
................ 87,356 2,754,335
Amkor Technology, Inc. ..................... 88,241 3,973,492
Analog Devices, Inc. ....................... 347,163 110,446,437
Applied Materials, Inc. ..................... 563,485 192,593,538
Astera Labs, Inc.
(a)
........................ 89,171 9,773,142
Broadcom, Inc. .......................... 3,283,205 1,016,184,779
Cirrus Logic, Inc.
(a)
........................ 36,193 5,234,232
Enphase Energy, Inc.
(a) (b)
.................... 93,326 3,528,656
Entegris, Inc. ............................ 106,289 12,461,322
First Solar, Inc.
(a)
......................... 71,722 14,147,882
GLOBALFOUNDRIES, Inc.
(a)
................. 87,120 3,875,098
Intel Corp.
(a)
............................ 3,140,182 138,576,232
KLA Corp.
(b)
............................ 93,483 137,645,304
Lam Research Corp. ...................... 893,019 190,802,439
Lattice Semiconductor Corp.
(a)
................ 96,866 8,985,290
MACOM Technology Solutions Holdings, Inc.
(a)
..... 47,043 10,446,839
Marvell Technology, Inc. .................... 601,273 59,556,091
Microchip Technology, Inc. ................... 376,019 24,294,588

iShares
®
Russell 1000 ETF
Schedule of Investments
(continued)
March 31, 2026
(Percentages shown are based on Net Assets)
11
Schedule of Investments
Security Shares Value
a
Semiconductors & Semiconductor Equipment (continued)
Micron Technology, Inc. ..................... 794,335 $ 268,358,136
MKS, Inc. .............................. 48,216 11,080,519
Monolithic Power Systems, Inc. ............... 32,921 35,994,175
NVIDIA Corp. ........................... 16,638,320 2,901,723,008
ON Semiconductor Corp.
(a) (b)
................. 289,708 17,938,719
Onto Innovation, Inc.
(a)
..................... 34,614 7,098,293
Qnity Electronics, Inc. ...................... 148,108 17,088,701
Qorvo, Inc.
(a)
............................ 60,038 4,646,941
QUALCOMM, Inc. ........................ 759,576 97,818,197
Skyworks Solutions, Inc. .................... 108,314 5,800,215
Teradyne, Inc. ........................... 111,024 32,914,175
Texas Instruments, Inc. ..................... 646,112 125,436,184
Universal Display Corp. .................... 31,036 2,844,760
5,706,983,245
a
Software  —  8 .0%
Adobe, Inc.
(a)
............................ 291,163 70,775,902
Appfolio, Inc. , Class A
(a) (b)
................... 15,493 2,445,105
AppLovin Corp. , Class A
(a)
................... 169,712 67,545,376
Atlassian Corp. , Class A
(a) (b)
.................. 117,641 8,028,998
Aurora Innovation, Inc. , Class A
(a) (b)
............. 827,513 3,409,354
Autodesk, Inc.
(a)
.......................... 151,387 36,242,048
Bentley Systems, Inc. , Class B ................ 111,191 3,905,028
BILL Holdings, Inc.
(a)
....................... 57,059 2,185,360
Cadence Design Systems, Inc.
(a)
.............. 193,901 53,879,271
CCC Intelligent Solutions Holdings, Inc.
(a) (b)
........ 425,397 2,552,382
Circle Internet Group, Inc. , Class A
(a)
............ 80,559 7,686,134
Crowdstrike Holdings, Inc. , Class A
(a)
............ 176,026 68,722,311
Datadog, Inc. , Class A
(a)
.................... 221,368 26,132,492
Docusign, Inc. , Class A
(a)
.................... 142,096 6,736,771
Dolby Laboratories, Inc. , Class A .............. 43,898 2,636,514
Dropbox, Inc. , Class A
(a)
.................... 131,410 2,985,635
Dynatrace, Inc.
(a)
......................... 209,734 7,755,963
Elastic N.V.
(a)
............................ 61,840 3,091,382
Fair Isaac Corp.
(a)
......................... 16,583 17,703,016
Fortinet, Inc.
(a)
........................... 439,528 35,918,228
Gen Digital, Inc. .......................... 385,367 7,256,461
Gitlab, Inc. , Class A
(a)
...................... 93,493 2,023,189
Guidewire Software, Inc.
(a)
................... 59,783 8,941,145
HubSpot, Inc.
(a)
.......................... 35,930 8,770,513
Intuit, Inc. .............................. 194,067 83,910,689
Manhattan Associates, Inc.
(a)
................. 42,240 5,622,989
Microsoft Corp. .......................... 5,272,436 1,951,697,634
nCino, Inc.
(a) (b)
........................... 75,298 1,127,964
Nutanix, Inc. , Class A
(a)
..................... 181,368 6,893,798
Oracle Corp. ............................ 1,197,437 176,154,957
Palantir Technologies, Inc. , Class A
(a)
........... 1,553,315 227,218,918
Palo Alto Networks, Inc.
(a)
................... 568,156 91,086,770
Pegasystems, Inc. ........................ 60,632 2,580,498
Procore Technologies, Inc.
(a) (b)
................ 88,979 5,071,803
PTC, Inc.
(a)
............................. 85,147 12,132,596
RingCentral, Inc. , Class A ................... 60,777 2,260,297
Roper Technologies, Inc. .................... 76,261 26,985,717
Rubrik, Inc. , Class A
(a)
...................... 101,639 4,977,262
SailPoint, Inc.
(a) (b)
......................... 42,467 562,263
Salesforce, Inc. .......................... 647,685 120,903,359
Samsara, Inc. , Class A
(a) (b)
................... 221,342 7,014,328
SentinelOne, Inc. , Class A
(a)
.................. 211,358 2,722,291
ServiceNow, Inc.
(a)
........................ 741,761 77,551,113
Strategy, Inc. , Class A
(a) (b)
................... 221,498 27,642,950
Synopsys, Inc.
(a)
......................... 135,583 53,755,948
Teradata Corp.
(a)
......................... 71,685 1,837,287
Trimble, Inc.
(a)
........................... 168,300 10,978,209
Tyler Technologies, Inc.
(a)
................... 30,469 10,431,976
UiPath, Inc. , Class A
(a) (b)
.................... 282,706 3,138,037
Security Shares Value
a
Software (continued)
Unity Software, Inc.
(a)
...................... 224,893 $ 4,934,152
Workday, Inc. , Class A
(a) (b)
................... 153,235 19,908,291
Zoom Communications, Inc. , Class A
(a)
.......... 189,298 15,217,666
Zscaler, Inc.
(a)
........................... 70,880 9,943,755
3,421,592,095
a
Specialized REITs  —  0 .8%
American Tower Corp. ..................... 332,433 57,371,287
Crown Castle, Inc. ........................ 306,583 24,928,264
CubeSmart ............................. 157,883 5,786,412
Digital Realty Trust, Inc. .................... 244,037 43,977,908
EPR Properties .......................... 51,893 2,592,574
Equinix, Inc. ............................ 69,362 67,991,407
Extra Space Storage, Inc. ................... 148,608 19,486,967
Fermi, Inc.
(a)
............................ 24,120 140,861
Gaming and Leisure Properties, Inc. ............ 192,152 8,525,784
Iron Mountain, Inc. ........................ 209,343 21,382,294
Lamar Advertising Co. , Class A ............... 62,579 7,926,256
Millrose Properties, Inc. , Class A ............... 108,601 3,040,828
National Storage Affiliates Trust ............... 48,498 1,830,315
Public Storage ........................... 112,111 30,368,628
Rayonier, Inc. ........................... 211,596 4,363,109
SBA Communications Corp. , Class A ............ 76,575 13,179,323
VICI Properties, Inc. , Class A ................. 761,499 20,804,153
Weyerhaeuser Co. ........................ 514,463 12,568,331
346,264,701
a
Specialty Retail  —  1 .8%
AutoNation, Inc.
(a)
......................... 19,461 3,799,955
AutoZone, Inc.
(a)
......................... 11,860 40,060,471
Bath & Body Works, Inc. .................... 152,799 2,852,757
Best Buy Co., Inc. ........................ 136,575 8,768,115
Burlington Stores, Inc.
(a)
.................... 44,879 14,602,729
CarMax, Inc.
(a)
........................... 108,584 4,514,923
Carvana Co. , Class A
(a)
..................... 95,887 30,144,955
Chewy, Inc. , Class A
(a)
..................... 164,365 4,437,855
Dick's Sporting Goods, Inc. .................. 44,811 8,885,573
Five Below, Inc.
(a)
......................... 38,610 8,821,613
Floor & Decor Holdings, Inc. , Class A
(a) (b)
......... 74,727 3,796,132
GameStop Corp. , Class A
(a) (b)
................. 288,320 6,642,893
Gap, Inc. (The) .......................... 162,901 3,942,204
Home Depot, Inc. (The) .................... 707,235 232,602,519
Lithia Motors, Inc. , Class A .................. 16,908 4,222,266
Lowe's Companies, Inc. .................... 398,879 94,247,130
Murphy USA, Inc. ........................ 12,074 5,964,194
O'Reilly Automotive, Inc.
(a)
................... 597,502 55,155,410
Penske Automotive Group, Inc. ............... 12,597 1,883,503
RH
(a)
................................. 10,331 1,444,480
Ross Stores, Inc. ......................... 225,897 48,936,067
TJX Companies, Inc. (The) .................. 795,530 127,046,141
Tractor Supply Co. ........................ 376,860 17,071,758
Ulta Beauty, Inc.
(a)
........................ 31,925 16,687,517
Valvoline, Inc.
(a)
.......................... 92,403 3,112,133
Wayfair, Inc. , Class A
(a) (b)
.................... 67,928 5,108,865
Williams-Sonoma, Inc. ..................... 83,680 15,257,374
770,009,532
a
Technology Hardware, Storage & Peripherals  —  6 .7%
Apple, Inc. ............................. 10,241,738 2,599,250,687
Dell Technologies, Inc. , Class C ............... 221,765 36,398,289
Everpure, Inc. , Class A
(a)
.................... 221,062 13,051,501
Hewlett Packard Enterprise Co. ............... 946,100 22,526,641
HP, Inc. ............................... 664,570 12,766,390
NetApp, Inc. ............................ 141,446 14,482,656
Sandisk Corp.
(a)
.......................... 101,532 64,507,341

Schedule of Investments
(continued)
March 31, 2026
iShares
®
Russell 1000 ETF
(Percentages shown are based on Net Assets)
12
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Technology Hardware, Storage & Peripherals (continued)
Super Micro Computer, Inc.
(a) (b)
................ 362,785 $ 8,260,614
Western Digital Corp. ...................... 242,303 65,540,538
2,836,784,657
a
Textiles, Apparel & Luxury Goods  —  0 .3%
Amer Sports, Inc.
(a) (b)
...................... 105,412 3,470,163
Birkenstock Holding PLC
(a) (b)
................. 37,605 1,347,387
Columbia Sportswear Co. ................... 18,360 1,006,312
Crocs, Inc.
(a)
............................ 35,687 2,962,735
Deckers Outdoor Corp.
(a)
.................... 104,534 10,462,808
Lululemon Athletica, Inc.
(a)
................... 74,377 11,387,119
NIKE, Inc. , Class B ....................... 831,161 43,901,924
On Holding AG , Class A
(a) (b)
.................. 155,651 5,295,247
PVH Corp. ............................. 33,791 2,357,260
Ralph Lauren Corp. , Class A ................. 26,893 9,250,923
Tapestry, Inc. ............................ 146,133 20,620,828
Under Armour, Inc. , Class A
(a)
................. 138,856 820,639
Under Armour, Inc. , Class C , NVS
(a)
............ 138,922 804,358
VF Corp. .............................. 250,685 4,259,138
117,946,841
a
Tobacco  —  0 .6%
Altria Group, Inc. ......................... 1,199,356 79,145,502
Philip Morris International, Inc. ................ 1,106,579 182,961,772
262,107,274
a
Trading Companies & Distributors  —  0 .4%
Air Lease Corp. , Class A .................... 73,004 4,740,880
Applied Industrial Technologies, Inc. ............ 26,936 7,146,659
Core & Main, Inc. , Class A
(a)
.................. 136,457 6,740,976
Fastenal Co. ............................ 816,684 37,894,138
Ferguson Enterprises, Inc. ................... 135,422 31,588,536
MSC Industrial Direct Co., Inc. , Class A .......... 30,778 2,839,886
QXO, Inc.
(a) (b)
............................ 456,999 8,874,921
SiteOne Landscape Supply, Inc.
(a) (b)
............. 32,287 4,297,722
United Rentals, Inc. ....................... 44,991 32,778,643
Watsco, Inc. ............................ 24,572 8,939,048
Security Shares Value
a
Trading Companies & Distributors (continued)
WESCO International, Inc. ................... 35,307 $ 9,660,701
WW Grainger, Inc. ........................ 30,999 33,814,019
189,316,129
a
Water Utilities  —  0 .1%
American Water Works Co., Inc. ............... 137,774 18,749,664
Essential Utilities, Inc. ...................... 201,300 8,106,351
26,856,015
a
Wireless Telecommunication Services  —  0 .2%
Millicom International Cellular SA .............. 72,609 5,441,319
T-Mobile U.S., Inc. ........................ 342,937 72,027,058
77,468,377
a
Total Long-Term Investments — 99.9%
(Cost: $ 39,932,442,652 ) .............................. 42,507,107,680
a
Short-Term Securities
Money Market Funds  —  0 .8%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.77%
(c) (d) (e)
...................... 291,272,558 291,330,812
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.62%
(c) (d)
............................ 63,576,487 63,576,487
a
Total Short-Term Securities — 0.8%
(Cost: $ 354,815,246 ) ................................ 354,907,299
Total Investments — 100.7%
(Cost: $ 40,287,257,898 ) .............................. 42,862,014,979
Liabilities in Excess of Other Assets — ( 0 .7 ) % ............... (298,252,509)
Net Assets — 100.0% ................................. $ 42,563,762,470
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended March 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/26
  Shares Held
at 03/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares . $ 337,521,570 $ — $ (46,156,144)
(a)
$ 54,834 $ (89,448) $ 291,330,812 291,272,558 $ 1,834,145
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 55,868,399 7,708,088
(a)
— — — 63,576,487 63,576,487 2,146,483 —
BlackRock, Inc. ... 100,685,596 52,265,804 (50,692,715) 17,392,668 (15,479,888) 104,171,465 108,319 2,352,636 —
$ — $ 17,447,502 $ (15,569,336)
$ 459,078,764
$ 6,333,264 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

iShares
®
Russell 1000 ETF
Schedule of Investments
(continued)
March 31, 2026
13
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended March 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P 500 Index .................................................................. 149 06/18/26 $ 48,952 $ (755,396)
E-Mini S&P MidCap 400 Index ............................................................ 10 06/18/26 3,397 26,602
$ (728,794)
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 26,602 $ — $ — $ — $ 26,602
Liabilities — Derivative Financial Instruments
Futures contracts – –
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 755,396 $ — $ — $ — $ 755,396
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts ................................. $ — $ — $ 9,490,705 $ — $ — $ — $ 9,490,705
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts ................................. $ — $ — $ (1,623,192) $ — $ — $ — $ (1,623,192)
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 64,606,078
a

Schedule of Investments
(continued)
March 31, 2026
iShares
®
Russell 1000 ETF
14
2026
iShares Annual Financial Statements and Additional Information
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 42,507,107,680  $ —  $ —  $ 42,507,107,680
Short-Term Securities
Money Market Funds ...................................... 354,907,299  —  —  354,907,299
$ 42,862,014,979  $ —  $ —  $ 42,862,014,979
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 26,602  $ —  $ —  $ 26,602
Liabilities
Equity Contracts ........................................... (755,396) —  —  (755,396)
$ (728,794) $ —  $ —  $ (728,794)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

iShares
®
Russell 1000 Growth ETF
Schedule of Investments
March 31, 2026
(Percentages shown are based on Net Assets)
15
Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  2 .1%
Axon Enterprise, Inc.
(a) (b)
.................... 305,182 $ 129,607,744
Boeing Co. (The)
(a)
........................ 428,456 85,275,598
BWX Technologies, Inc. .................... 64,773 13,245,431
Carpenter Technology Corp. ................. 34,336 13,533,534
FTAI Aviation Ltd. ......................... 411,106 100,720,970
General Electric Co. ....................... 4,198,284 1,191,347,051
HEICO Corp. ........................... 171,310 46,973,202
HEICO Corp. , Class A ...................... 302,659 63,888,288
Howmet Aerospace, Inc. .................... 1,618,439 372,985,452
Karman Holdings, Inc.
(a) (b)
................... 205,172 16,424,019
Leonardo DRS, Inc. ....................... 122,572 5,456,905
Loar Holdings, Inc.
(a) (b)
...................... 158,933 9,105,272
Lockheed Martin Corp. ..................... 231,716 140,046,833
Rocket Lab Corp.
(a)
....................... 1,975,902 126,892,426
StandardAero, Inc.
(a)
....................... 56,314 1,454,591
TransDigm Group, Inc. ..................... 38,989 45,186,691
2,362,144,007
a
Automobiles  —  3 .6%
Tesla, Inc.
(a)
............................. 10,681,103 3,970,700,040
a
Banks  —  0 .4%
Bank of America Corp. ..................... 2,106,495 102,691,631
Citigroup, Inc. ........................... 1,248,856 141,632,759
NU Holdings Ltd. , Class A
(a) (b)
................. 13,500,866 194,007,444
Popular, Inc. ............................ 23,315 3,128,174
Western Alliance Bancorp ................... 93,043 6,592,097
448,052,105
a
Beverages  —  0 .8%
Celsius Holdings, Inc.
(a) (b)
.................... 663,507 23,541,228
Coca-Cola Co. (The) ...................... 7,669,675 583,278,784
Coca-Cola Consolidated, Inc. ................. 31,972 6,130,311
Monster Beverage Corp.
(a)
................... 2,815,530 204,013,304
PepsiCo, Inc. ........................... 757,428 117,620,994
934,584,621
a
Biotechnology  —  3 .0%
AbbVie, Inc. ............................ 7,150,433 1,555,147,673
Alnylam Pharmaceuticals, Inc.
(a)
............... 511,616 169,278,386
Amgen, Inc. ............................ 1,601,372 563,442,738
Apellis Pharmaceuticals, Inc.
(a) (b)
............... 430,321 17,311,814
Caris Life Sciences, Inc.
(a) (b)
.................. 182,767 3,267,874
Exelixis, Inc.
(a)
........................... 860,304 36,898,439
Gilead Sciences, Inc. ...................... 1,353,247 188,602,034
Halozyme Therapeutics, Inc.
(a) (b)
............... 468,256 30,263,385
Incyte Corp.
(a)
........................... 167,484 15,763,594
Insmed, Inc.
(a)
........................... 792,132 129,529,425
Ionis Pharmaceuticals, Inc.
(a) (b)
................ 593,118 44,537,231
Natera, Inc.
(a)
........................... 533,171 106,628,868
Neurocrine Biosciences, Inc.
(a) (b)
............... 334,405 44,054,515
Sarepta Therapeutics, Inc.
(a)
................. 335,337 7,296,933
Summit Therapeutics, Inc.
(a) (b)
................. 481,439 9,128,083
Ultragenyx Pharmaceutical, Inc.
(a)
.............. 379,987 7,960,728
Vertex Pharmaceuticals, Inc.
(a)
................ 1,024,411 457,440,488
Viking Therapeutics, Inc.
(a) (b)
.................. 32,423 1,055,044
3,387,607,252
a
Broadline Retail  —  4 .8%
Amazon.com, Inc.
(a)
....................... 25,024,839 5,211,923,218
Coupang, Inc. , Class A
(a)
.................... 5,280,381 99,693,593
Etsy, Inc.
(a)
............................. 215,267 10,759,045
5,322,375,856
a
Security Shares Value
a
Building Products  —  0 .4%
AAON, Inc.
(b)
............................ 271,202 $ 22,441,965
Armstrong World Industries, Inc. ............... 52,024 8,573,555
Carlisle Companies, Inc. .................... 19,827 6,614,684
Lennox International, Inc. ................... 128,166 59,485,686
Simpson Manufacturing Co., Inc. .............. 14,125 2,424,132
Trane Technologies PLC .................... 899,775 374,972,234
474,512,256
a
Capital Markets  —  1 .3%
Ameriprise Financial, Inc. ................... 334,255 148,542,922
Ares Management Corp. , Class A .............. 759,440 82,854,904
Bank of New York Mellon Corp. (The) ........... 201,844 23,944,754
Blackstone, Inc. .......................... 2,993,748 344,251,083
Blue Owl Capital, Inc. , Class A ................ 2,616,583 23,889,403
Brookfield Asset Management Ltd. , Class A ....... 532,492 23,669,269
Bullish
(a) (b)
.............................. 21,145 755,511
Charles Schwab Corp. (The) ................. 588,968 55,351,213
Coinbase Global, Inc. , Class A
(a)
............... 87,808 15,332,155
FactSet Research Systems, Inc. ............... 10,067 2,184,438
Freedom Holding Corp. N.V.
(a) (b)
............... 61,857 8,961,842
Goldman Sachs Group, Inc. (The) ............. 63,799 53,973,316
Hamilton Lane, Inc. , Class A ................. 106,306 10,566,816
Houlihan Lokey, Inc. , Class A ................. 83,193 11,948,179
Interactive Brokers Group, Inc. , Class A .......... 94,410 6,332,079
Jefferies Financial Group, Inc. ................ 154,174 6,362,761
KKR & Co., Inc. .......................... 682,327 63,115,247
Lazard, Inc. , Class A ....................... 71,962 3,056,946
LPL Financial Holdings, Inc. .................. 321,603 96,747,830
Moody's Corp. ........................... 627,421 273,712,411
Morningstar, Inc. ......................... 58,525 9,893,651
MSCI, Inc. , Class A ....................... 141,635 76,342,681
Robinhood Markets, Inc. , Class A
(a) (b)
............ 408,340 28,297,962
TPG, Inc. , Class A ........................ 511,618 20,725,645
Tradeweb Markets, Inc. , Class A ............... 39,022 4,591,329
XP, Inc. , Class A ......................... 146,338 2,786,276
1,398,190,623
a
Chemicals  —  0 .3%
Ecolab, Inc. ............................ 246,802 65,654,268
Sherwin-Williams Co. (The) .................. 844,144 270,590,359
336,244,627
a
Commercial Services & Supplies  —  0 .7%
Cintas Corp. ............................ 1,387,657 234,708,305
Copart, Inc.
(a)
........................... 3,324,395 110,369,914
RB Global, Inc.
(b)
......................... 47,053 4,510,030
Rollins, Inc. ............................. 1,209,647 64,607,246
Tetra Tech, Inc. .......................... 201,114 6,057,554
Veralto Corp. ............................ 389,995 34,483,358
Waste Management, Inc. .................... 1,493,189 343,119,900
797,856,307
a
Communications Equipment  —  0 .6%
Arista Networks, Inc.
(a)
..................... 4,163,754 511,225,716
Lumentum Holdings, Inc.
(a) (b)
................. 21,410 15,046,092
Motorola Solutions, Inc. .................... 283,259 122,925,908
Ubiquiti, Inc. ............................ 16,992 13,428,608
662,626,324
a
Construction & Engineering  —  0 .5%
Comfort Systems USA, Inc. .................. 140,403 193,614,333
EMCOR Group, Inc. ....................... 61,676 45,536,007
MasTec, Inc.
(a)
........................... 52,827 16,996,559
Quanta Services, Inc. ...................... 460,480 252,812,730

Schedule of Investments
(continued)
March 31, 2026
iShares
®
Russell 1000 Growth ETF
(Percentages shown are based on Net Assets)
16
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Construction & Engineering (continued)
WillScot Holdings Corp. , Class A .............. 192,809 $ 3,347,164
512,306,793
a
Construction Materials  —  0 .0%
Eagle Materials, Inc. ....................... 7,583 1,436,599
James Hardie Industries PLC
(a) (b)
.............. 392,340 7,430,920
8,867,519
a
Consumer Finance  —  0 .2%
Ally Financial, Inc. ........................ 132,834 5,211,078
American Express Co. ..................... 714,717 216,187,598
Credit Acceptance Corp.
(a) (b)
.................. 1,592 674,148
Figure Technology Solutions, Inc. , Class A
(a) (b)
...... 25,453 864,129
SLM Corp. ............................. 104,784 2,243,426
SoFi Technologies, Inc.
(a) (b)
.................. 670,499 10,647,524
235,827,903
a
Consumer Staples Distribution & Retail  —  1 .9%
BJ's Wholesale Club Holdings, Inc.
(a)
............ 79,712 7,845,255
Casey's General Stores, Inc. ................. 22,354 16,270,582
Costco Wholesale Corp. .................... 1,791,504 1,785,108,331
Performance Food Group Co.
(a)
............... 77,760 6,660,922
Sprouts Farmers Market, Inc.
(a)
................ 395,071 30,471,826
Sysco Corp. ............................ 1,035,947 73,894,099
Walmart, Inc. ............................ 1,754,571 218,058,084
2,138,309,099
a
Distributors  —  0 .0%
Pool Corp. ............................. 24,847 5,027,293
a
Diversified Consumer Services  —  0 .0%
Bright Horizons Family Solutions, Inc.
(a)
.......... 29,284 2,405,095
Duolingo, Inc. , Class A
(a)
.................... 153,432 15,123,792
Grand Canyon Education, Inc.
(a)
............... 30,778 5,233,183
H&R Block, Inc. .......................... 89,985 2,856,124
25,618,194
a
Diversified Telecommunication Services  —  0 .1%
AST SpaceMobile, Inc. , Class A
(a) (b)
............. 805,415 66,744,741
GCI Liberty, Inc. , Series A
(a) (b)
................. 3,012 110,992
GCI Liberty, Inc. , Series C , NVS
(a) (b)
............. 25,763 958,642
Iridium Communications, Inc. ................. 28,942 802,851
68,617,226
a
Electric Utilities  —  0 .1%
NRG Energy, Inc. ......................... 826,297 120,755,044
a
Electrical Equipment  —  1 .2%
GE Vernova, Inc. ......................... 1,089,699 951,198,257
Rockwell Automation, Inc. ................... 36,710 13,174,485
Vertiv Holdings Co. , Class A ................. 1,535,516 384,769,599
1,349,142,341
a
Electronic Equipment, Instruments & Components  —  0 .6%
Amphenol Corp. , Class A ................... 4,924,881 622,258,714
CDW Corp. ............................. 39,190 4,742,774
Jabil, Inc. .............................. 273,277 72,590,570
699,592,058
a
Energy Equipment & Services  —  0 .0%
SLB Ltd. ............................... 478,227 24,576,086
a
Entertainment  —  2 .0%
Liberty Media Corp.-Liberty Formula One , Series A
(a) (b)
29,295 2,287,354
Liberty Media Corp.-Liberty Formula One , Series C ,
NVS
(a) (b)
............................. 262,662 22,331,523
Live Nation Entertainment, Inc.
(a) (b)
............. 638,740 97,414,237
Security Shares Value
a
Entertainment (continued)
Netflix, Inc.
(a)
............................ 17,105,744 $ 1,644,717,286
ROBLOX Corp. , Class A
(a)
................... 2,503,344 141,589,137
Roku, Inc. , Class A
(a)
...................... 68,972 6,526,131
Spotify Technology SA
(a)
.................... 620,849 301,055,889
Take-Two Interactive Software, Inc.
(a)
............ 249,311 49,238,922
TKO Group Holdings, Inc. , Class A ............. 114,133 23,014,919
2,288,175,398
a
Financial Services  —  3 .7%
Affirm Holdings, Inc. , Class A
(a) (b)
............... 659,719 30,228,325
Apollo Global Management, Inc. ............... 1,176,891 131,129,195
Block, Inc. , Class A
(a)
...................... 798,925 48,079,306
Corpay, Inc.
(a) (b)
.......................... 274,282 79,813,319
Equitable Holdings, Inc. .................... 1,121,337 41,612,816
Fiserv, Inc.
(a)
............................ 596,759 33,299,152
Mastercard, Inc. , Class A .................... 3,246,963 1,622,377,533
Shift4 Payments, Inc. , Class A
(a) (b)
.............. 272,824 11,930,594
Toast, Inc. , Class A
(a)
...................... 1,869,410 49,558,059
UWM Holdings Corp. , Class A ................ 127,362 461,050
Visa, Inc. , Class A ........................ 6,794,311 2,053,512,557
WEX, Inc.
(a) (b)
............................ 11,146 1,705,784
4,103,707,690
a
Food Products  —  0 .0%
Darling Ingredients, Inc.
(a)
................... 73,202 4,527,544
Freshpet, Inc.
(a) (b)
......................... 55,593 3,277,763
Hershey Co. (The) ........................ 71,034 14,767,258
22,572,565
a
Ground Transportation  —  0 .6%
Avis Budget Group, Inc.
(a) (b)
.................. 25,094 3,659,960
Lyft, Inc. , Class A
(a)
........................ 251,433 3,344,059
Old Dominion Freight Line, Inc.
(b)
.............. 41,719 8,151,893
Uber Technologies, Inc.
(a)
................... 8,126,073 584,508,431
U-Haul Holding Co.
(a) (b)
..................... 11,243 537,191
U-Haul Holding Co. , Series N , NVS ............. 158,793 7,093,283
Union Pacific Corp. ....................... 190,536 46,227,844
XPO, Inc.
(a) (b)
............................ 95,257 18,532,249
672,054,910
a
Health Care Equipment & Supplies  —  1 .2%
Boston Scientific Corp.
(a)
.................... 1,027,003 64,444,438
Dexcom, Inc.
(a)
.......................... 1,578,101 99,104,743
IDEXX Laboratories, Inc.
(a)
................... 321,547 180,674,044
Inspire Medical Systems, Inc.
(a) (b)
.............. 112,615 5,808,681
Insulet Corp.
(a)
........................... 283,001 59,384,930
Intuitive Surgical, Inc.
(a)
..................... 1,424,686 656,765,999
Masimo Corp.
(a)
.......................... 181,902 32,354,909
Penumbra, Inc.
(a) (b)
........................ 152,908 50,210,400
ResMed, Inc. ........................... 139,323 31,275,227
Stryker Corp. ........................... 357,266 117,394,035
1,297,417,406
a
Health Care Providers & Services  —  0 .8%
Cardinal Health, Inc. ....................... 484,047 102,283,972
Cencora, Inc. ........................... 739,023 232,156,685
Chemed Corp. ........................... 5,376 2,030,730
Cigna Group (The) ........................ 84,512 22,543,576
DaVita, Inc.
(a)
............................ 141,762 21,787,402
HCA Healthcare, Inc. ...................... 138,383 65,488,371
McKesson Corp.
(b)
........................ 460,465 398,467,992
Molina Healthcare, Inc.
(a)
.................... 112,598 15,009,314
859,768,042
a

iShares
®
Russell 1000 Growth ETF
Schedule of Investments
(continued)
March 31, 2026
(Percentages shown are based on Net Assets)
17
Schedule of Investments
Security Shares Value
a
Health Care Technology  —  0 .1%
Doximity, Inc. , Class A
(a)
.................... 538,823 $ 12,554,576
Veeva Systems, Inc. , Class A
(a)
............... 479,206 84,177,326
96,731,902
a
Hotels, Restaurants & Leisure  —  2 .5%
Airbnb, Inc. , Class A
(a)
...................... 1,685,731 212,874,111
Booking Holdings, Inc. ..................... 123,315 519,195,611
Carnival Corp. ........................... 1,426,505 36,917,949
Cava Group, Inc.
(a) (b)
....................... 402,729 32,580,776
Chipotle Mexican Grill, Inc. , Class A
(a)
........... 5,313,185 170,075,052
Choice Hotels International, Inc.
(b)
.............. 34,011 3,520,138
Churchill Downs, Inc. ...................... 224,880 20,200,970
Darden Restaurants, Inc. ................... 440,661 86,387,182
Domino's Pizza, Inc. ....................... 38,424 13,786,147
DoorDash, Inc. , Class A
(a)
................... 1,475,946 221,613,292
DraftKings, Inc. , Class A
(a)
................... 1,939,690 41,936,098
Dutch Bros, Inc. , Class A
(a) (b)
................. 483,360 24,487,018
Expedia Group, Inc. ....................... 468,240 108,111,934
Flutter Entertainment PLC , Class DI
(a) (b)
.......... 527,226 53,750,691
Hilton Worldwide Holdings, Inc. ............... 920,543 279,918,715
Las Vegas Sands Corp. .................... 1,236,944 66,646,543
Marriott International, Inc. , Class A ............. 686,990 224,693,819
McDonald's Corp. ........................ 163,144 50,703,524
Norwegian Cruise Line Holdings Ltd.
(a) (b)
......... 1,654,117 30,931,988
Planet Fitness, Inc. , Class A
(a)
................ 334,413 24,873,639
Restaurant Brands International, Inc. ............ 877,630 64,856,857
Royal Caribbean Cruises Ltd. ................ 1,022,602 281,399,618
Starbucks Corp. .......................... 607,228 54,401,557
Texas Roadhouse, Inc. , Class A ............... 267,156 44,118,142
Travel + Leisure Co. ....................... 83,038 5,745,399
Vail Resorts, Inc. ......................... 115,384 14,806,075
Viking Holdings Ltd.
(a)
...................... 703,444 51,689,065
Wendy's Co. (The) ........................ 317,561 2,207,049
Wingstop, Inc. ........................... 112,094 17,371,207
Wyndham Hotels & Resorts, Inc. .............. 267,628 21,739,422
Yum! Brands, Inc. ........................ 378,039 58,777,504
2,840,317,092
a
Household Durables  —  0 .1%
SharkNinja, Inc.
(a) (b)
....................... 58,628 6,208,705
Somnigroup International, Inc. ................ 815,921 60,312,880
TopBuild Corp.
(a) (b)
........................ 7,955 2,794,592
69,316,177
a
Household Products  —  0 .2%
Colgate-Palmolive Co. ..................... 1,537,832 131,069,421
Kimberly-Clark Corp. ...................... 483,031 46,598,001
177,667,422
a
Independent Power and Renewable Electricity Producers  —  0 .2%
Vistra Corp. ............................ 1,365,461 205,269,752
a
Industrial Conglomerates  —  0 .0%
3M Co. ................................ 346,329 50,297,361
a
Insurance  —  0 .4%
Aon PLC , Class A ........................ 782,831 252,682,190
Arthur J Gallagher & Co. .................... 62,305 13,494,017
Brown & Brown, Inc. ....................... 121,401 7,916,559
Everest Group Ltd. ........................ 24,022 7,851,591
Kinsale Capital Group, Inc. .................. 89,253 30,494,180
Markel Group, Inc.
(a)
....................... 10,259 19,636,444
Marsh & McLennan Companies, Inc. ............ 232,476 40,322,962
Progressive Corp. (The) .................... 118,660 23,523,158
RLI Corp. .............................. 17,885 1,020,161
Security Shares Value
a
Insurance (continued)
Ryan Specialty Holdings, Inc. , Class A ........... 438,269 $ 14,787,196
411,728,458
a
Interactive Media & Services  —  10 .0%
Alphabet, Inc. , Class A ..................... 13,754,967 3,955,378,311
Alphabet, Inc. , Class C , NVS ................. 11,199,883 3,212,798,437
Meta Platforms, Inc. , Class A ................. 6,759,917 3,867,551,313
Pinterest, Inc. , Class A
(a)
.................... 1,183,963 21,713,881
Reddit, Inc. , Class A
(a)
...................... 522,743 70,387,345
Trump Media & Technology Group Corp.
(a) (b)
....... 366,088 3,397,297
11,131,226,584
a
IT Services  —  0 .5%
Cloudflare, Inc. , Class A
(a)
................... 1,265,294 261,080,764
Gartner, Inc.
(a)
........................... 282,833 44,783,777
Globant SA
(a) (b)
.......................... 15,813 729,137
GoDaddy, Inc. , Class A
(a) (b)
................... 542,769 44,870,713
Kyndryl Holdings, Inc.
(a)
..................... 65,755 862,706
MongoDB, Inc. , Class A
(a)
................... 30,983 7,583,709
Okta, Inc. , Class A
(a)
....................... 266,070 20,942,370
Snowflake, Inc. , Class A
(a)
................... 1,338,502 201,872,872
Twilio, Inc. , Class A
(a)
...................... 97,462 12,262,669
594,988,717
a
Life Sciences Tools & Services  —  0 .1%
Medpace Holdings, Inc.
(a)
................... 90,091 43,260,797
Repligen Corp.
(a)
......................... 26,420 3,112,804
Sotera Health Co.
(a)
....................... 81,591 1,170,015
Tempus AI, Inc. , Class A
(a) (b)
.................. 395,924 17,903,683
Waters Corp.
(a) (b)
......................... 125,692 37,431,078
102,878,377
a
Machinery  —  0 .3%
Allison Transmission Holdings, Inc. ............. 56,683 6,635,312
Caterpillar, Inc. .......................... 230,041 162,974,847
Illinois Tool Works, Inc. ..................... 382,876 99,658,794
RBC Bearings, Inc.
(a)
...................... 25,376 13,782,213
283,051,166
a
Media  —  0 .0%
DoubleVerify Holdings, Inc.
(a)
................. 284,909 2,706,636
Liberty Broadband Corp. , Series A
(a)
............ 15,028 754,706
Liberty Broadband Corp. , Series C , NVS
(a) (b)
....... 99,066 4,983,020
Nexstar Media Group, Inc. , Class A ............. 7,589 1,372,319
NIQ Global Intelligence PLC
(a) (b)
............... 93,403 1,061,992
Trade Desk, Inc. (The) , Class A
(a) (b)
............. 1,769,125 40,141,446
51,020,119
a
Metals & Mining  —  0 .0%
Anglogold Ashanti PLC ..................... 246,526 24,001,771
Steel Dynamics, Inc. ....................... 52,990 9,538,200
33,539,971
a
Oil, Gas & Consumable Fuels  —  0 .4%
Cheniere Energy, Inc. ...................... 387,088 109,840,091
HF Sinclair Corp. ......................... 65,052 4,058,594
Phillips 66 .............................. 116,287 21,185,166
Targa Resources Corp. ..................... 857,255 214,939,546
Texas Pacific Land Corp.
(b)
.................. 232,811 110,482,788
Williams Companies, Inc. (The) ............... 260,669 18,971,490
479,477,675
a
Passenger Airlines  —  0 .0%
Alaska Air Group, Inc.
(a) (b)
................... 84,618 3,112,250
American Airlines Group, Inc.
(a) (b)
.............. 167,367 1,797,522

Schedule of Investments
(continued)
March 31, 2026
iShares
®
Russell 1000 Growth ETF
(Percentages shown are based on Net Assets)
18
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Passenger Airlines (continued)
Southwest Airlines Co. ..................... 195,657 $ 7,350,833
12,260,605
a
Pharmaceuticals  —  2 .9%
Bristol-Myers Squibb Co. .................... 1,582,537 95,980,869
Corcept Therapeutics, Inc.
(a)
................. 379,307 15,289,865
Eli Lilly & Co. ........................... 3,233,536 2,974,109,407
Zoetis, Inc. , Class A ....................... 1,419,497 167,798,740
3,253,178,881
a
Professional Services  —  0 .5%
Automatic Data Processing, Inc. ............... 1,509,000 306,598,620
Booz Allen Hamilton Holding Corp. , Class A ....... 482,834 37,675,537
Broadridge Financial Solutions, Inc. ............ 427,294 69,426,729
Equifax, Inc. ............................ 85,457 15,388,242
ExlService Holdings, Inc.
(a)
.................. 622,959 18,969,102
KBR, Inc. .............................. 40,627 1,497,511
Paychex, Inc. ........................... 407,595 37,547,651
Paycom Software, Inc. ..................... 110,085 13,379,731
Paylocity Holding Corp.
(a)
................... 162,334 17,538,565
Verisk Analytics, Inc. , Class A ................. 339,026 64,330,184
582,351,872
a
Real Estate Management & Development  —  0 .0%
CBRE Group, Inc. , Class A
(a)
................. 131,828 17,857,421
CoStar Group, Inc.
(a)
....................... 213,267 8,603,191
Jones Lang LaSalle, Inc.
(a)
................... 51,266 15,601,269
42,061,881
a
Residential REITs  —  0 .0%
Sun Communities, Inc. ..................... 94,635 11,920,225
UDR, Inc. .............................. 74,903 2,530,223
14,450,448
a
Retail REITs  —  0 .1%
Simon Property Group, Inc. .................. 290,200 54,131,006
a
Semiconductors & Semiconductor Equipment  —  21 .1%
Advanced Micro Devices, Inc.
(a)
............... 3,802,159 773,473,205
Applied Materials, Inc. ..................... 908,183 310,407,868
Astera Labs, Inc.
(a) (b)
....................... 519,242 56,908,923
Broadcom, Inc. .......................... 17,312,641 5,358,435,516
Enphase Energy, Inc.
(a)
..................... 513,693 19,422,732
Entegris, Inc. ............................ 100,662 11,801,613
KLA Corp. .............................. 531,085 781,974,865
Lam Research Corp. ...................... 5,067,741 1,082,773,542
Lattice Semiconductor Corp.
(a)
................ 466,836 43,303,707
MACOM Technology Solutions Holdings, Inc.
(a)
..... 64,730 14,374,591
Marvell Technology, Inc. .................... 238,431 23,616,590
Monolithic Power Systems, Inc. ............... 186,817 204,256,367
NVIDIA Corp. ........................... 82,913,537 14,460,120,853
Onto Innovation, Inc.
(a)
..................... 43,669 8,955,202
QUALCOMM, Inc. ........................ 986,678 127,064,393
Texas Instruments, Inc. ..................... 1,500,812 291,367,642
23,568,257,609
a
Software  —  14 .9%
Adobe, Inc.
(a)
............................ 1,654,492 402,173,915
Appfolio, Inc. , Class A
(a)
.................... 88,728 14,003,053
AppLovin Corp. , Class A
(a)
................... 962,284 382,989,032
Atlassian Corp. , Class A
(a) (b)
.................. 669,365 45,684,161
Autodesk, Inc.
(a)
.......................... 859,898 205,859,581
Bentley Systems, Inc. , Class B
(b)
............... 635,290 22,311,385
Cadence Design Systems, Inc.
(a)
.............. 1,101,287 306,014,619
Circle Internet Group, Inc. , Class A
(a) (b)
........... 71,142 6,787,658
Crowdstrike Holdings, Inc. , Class A
(a) (b)
.......... 998,013 389,634,255
Security Shares Value
a
Software (continued)
Datadog, Inc. , Class A
(a)
.................... 1,259,887 $ 148,729,660
Docusign, Inc. , Class A
(a)
.................... 605,755 28,718,845
Dropbox, Inc. , Class A
(a) (b)
................... 184,612 4,194,385
Dynatrace, Inc.
(a)
......................... 1,185,079 43,824,221
Elastic N.V.
(a)
............................ 372,436 18,618,076
Fair Isaac Corp.
(a)
......................... 77,053 82,257,160
Fortinet, Inc.
(a)
........................... 2,497,391 204,086,792
Gen Digital, Inc. .......................... 245,948 4,631,201
Gitlab, Inc. , Class A
(a)
...................... 575,526 12,454,383
Guidewire Software, Inc.
(a)
................... 342,540 51,230,282
HubSpot, Inc.
(a)
.......................... 205,224 50,095,178
Intuit, Inc. .............................. 1,102,042 476,500,920
Manhattan Associates, Inc.
(a)
................. 238,472 31,745,393
Microsoft Corp. .......................... 26,664,729 9,870,482,734
nCino, Inc.
(a)
............................ 66,158 991,047
Nutanix, Inc. , Class A
(a)
..................... 262,673 9,984,201
Oracle Corp. ............................ 6,794,282 999,506,825
Palantir Technologies, Inc. , Class A
(a)
........... 8,816,410 1,289,664,455
Palo Alto Networks, Inc.
(a) (b)
.................. 3,228,674 517,621,016
Pegasystems, Inc. ........................ 118,808 5,056,468
Procore Technologies, Inc.
(a) (b)
................ 505,524 28,814,868
PTC, Inc.
(a) (b)
............................ 56,773 8,089,585
RingCentral, Inc. , Class A ................... 302,772 11,260,091
Rubrik, Inc. , Class A
(a)
...................... 328,963 16,109,318
Salesforce, Inc. .......................... 412,200 76,945,374
Samsara, Inc. , Class A
(a) (b)
................... 1,286,520 40,769,819
SentinelOne, Inc. , Class A
(a)
.................. 877,904 11,307,403
ServiceNow, Inc.
(a)
........................ 4,215,300 440,709,615
Strategy, Inc. , Class A
(a) (b)
................... 69,732 8,702,554
Synopsys, Inc.
(a)
......................... 565,640 224,264,947
Teradata Corp.
(a) (b)
........................ 89,995 2,306,572
Tyler Technologies, Inc.
(a)
................... 144,063 49,324,290
Unity Software, Inc.
(a)
...................... 77,355 1,697,169
Workday, Inc. , Class A
(a) (b)
................... 853,862 110,933,751
Zscaler, Inc.
(a) (b)
.......................... 403,181 56,562,262
16,713,648,519
a
Specialized REITs  —  0 .4%
American Tower Corp. ..................... 1,887,955 325,823,274
Lamar Advertising Co. , Class A ............... 348,363 44,123,658
Public Storage ........................... 83,899 22,726,561
392,673,493
a
Specialty Retail  —  2 .0%
AutoZone, Inc.
(a)
......................... 10,564 35,682,868
Burlington Stores, Inc.
(a)
.................... 253,648 82,531,986
Carvana Co. , Class A
(a) (b)
.................... 545,610 171,528,872
Chewy, Inc. , Class A
(a)
..................... 900,218 24,305,886
Floor & Decor Holdings, Inc. , Class A
(a) (b)
......... 139,540 7,088,632
Home Depot, Inc. (The) .................... 3,062,630 1,007,268,381
Lithia Motors, Inc. , Class A .................. 10,831 2,704,717
Murphy USA, Inc. ........................ 68,691 33,931,293
O'Reilly Automotive, Inc.
(a)
................... 3,124,900 288,459,519
RH
(a)
................................. 10,425 1,457,624
Ross Stores, Inc. ......................... 257,001 55,674,127
TJX Companies, Inc. (The) .................. 2,257,293 360,489,692
Tractor Supply Co. ........................ 2,145,608 97,196,042
Ulta Beauty, Inc.
(a)
........................ 44,765 23,399,113
Valvoline, Inc.
(a)
.......................... 454,372 15,303,249
Wayfair, Inc. , Class A
(a) (b)
.................... 72,400 5,445,204
Williams-Sonoma, Inc. ..................... 69,328 12,640,574
2,225,107,779
a

iShares
®
Russell 1000 Growth ETF
Schedule of Investments
(continued)
March 31, 2026
(Percentages shown are based on Net Assets)
19
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Security Shares Value
a
Technology Hardware, Storage & Peripherals  —  11 .8%
Apple, Inc. ............................. 51,305,194 $ 13,020,745,185
Dell Technologies, Inc. , Class C ............... 172,493 28,311,276
Everpure, Inc. , Class A
(a)
.................... 1,088,261 64,250,930
NetApp, Inc. ............................ 315,136 32,266,775
Super Micro Computer, Inc.
(a) (b)
................ 949,974 21,630,908
13,167,205,074
a
Textiles, Apparel & Luxury Goods  —  0 .2%
Birkenstock Holding PLC
(a) (b)
................. 51,869 1,858,466
Deckers Outdoor Corp.
(a)
.................... 585,652 58,617,909
Lululemon Athletica, Inc.
(a) (b)
.................. 238,767 36,555,228
On Holding AG , Class A
(a) (b)
.................. 911,728 31,016,986
Ralph Lauren Corp. , Class A ................. 11,529 3,965,861
Tapestry, Inc. ............................ 756,807 106,793,036
238,807,486
a
Trading Companies & Distributors  —  0 .3%
Core & Main, Inc. , Class A
(a)
.................. 444,710 21,968,674
Fastenal Co. ............................ 3,805,234 176,562,858
Ferguson Enterprises, Inc. ................... 45,189 10,540,786
SiteOne Landscape Supply, Inc.
(a)
.............. 58,602 7,800,512
Security Shares Value
a
Trading Companies & Distributors (continued)
WW Grainger, Inc. ........................ 150,685 $ 164,368,705
381,241,535
a
Total Long-Term Investments — 99.9%
(Cost: $ 79,465,203,946 ) .............................. 111,700,116,546
a
Short-Term Securities
Money Market Funds  —  0 .6%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.77%
(c) (d) (e)
...................... 551,138,217 551,248,445
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.62%
(c) (d)
............................ 155,046,784 155,046,784
a
Total Short-Term Securities — 0.6%
(Cost: $ 705,922,746 ) ................................ 706,295,229
Total Investments — 100.5%
(Cost: $ 80,171,126,692 ) .............................. 112,406,411,775
Liabilities in Excess of Other Assets — ( 0 .5 ) % ............... (526,263,675)
Net Assets — 100.0% ................................. $ 111,880,148,100
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended March 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/26
  Shares Held
at 03/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 889,102,066 $ — $ (337,735,427)
(a)
$ 59,194 $ (177,388) $ 551,248,445 551,138,217 $ 2,248,362
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 135,290,105 19,756,679
(a)
— — — 155,046,784 155,046,784 5,888,959 —
$ — $ 59,194 $ (177,388)
$ 706,295,229
$ 8,137,321 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Russell 1000 Growth Index ......................................................... 715 06/18/26 $ 154,647 $ (5,040,766)

Schedule of Investments
(continued)
March 31, 2026
iShares
®
Russell 1000 Growth ETF
20
2026
iShares Annual Financial Statements and Additional Information
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended March 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts – –
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 5,040,766 $ — $ — $ — $ 5,040,766
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts ................................. $ — $ — $ 16,877,414 $ — $ — $ — $ 16,877,414
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts ................................. $ — $ — $ (2,081,989) $ — $ — $ — $ (2,081,989)
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 148,145,080
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 111,700,116,546  $ —  $ —  $ 111,700,116,546
Short-Term Securities
Money Market Funds ...................................... 706,295,229  —  —  706,295,229
$ 112,406,411,775  $ —  $ —  $ 112,406,411,775
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (5,040,766) $ —  $ —  $ (5,040,766)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

iShares
®
Russell 1000 Value ETF
Schedule of Investments
March 31, 2026
(Percentages shown are based on Net Assets)
21
Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  3 .0%
ATI, Inc.
(a)
.............................. 308,665 $ 44,898,411
Boeing Co. (The)
(a)
........................ 1,492,542 297,060,634
BWX Technologies, Inc. .................... 172,630 35,301,109
Carpenter Technology Corp. ................. 91,131 35,919,284
Curtiss-Wright Corp. ....................... 84,420 57,500,150
General Dynamics Corp. .................... 580,849 199,358,994
Hexcel Corp. ............................ 172,844 13,988,265
Huntington Ingalls Industries, Inc. .............. 89,625 34,048,538
L3Harris Technologies, Inc. .................. 429,472 148,232,261
Leonardo DRS, Inc. ....................... 104,608 4,657,148
Loar Holdings, Inc.
(a) (b)
...................... 10,314 590,889
Lockheed Martin Corp. ..................... 342,096 206,759,401
Northrop Grumman Corp. ................... 307,352 209,687,828
RTX Corp. ............................. 3,074,819 593,132,585
StandardAero, Inc.
(a)
....................... 478,146 12,350,511
Textron, Inc. ............................ 402,564 35,248,504
TransDigm Group, Inc. ..................... 104,748 121,398,742
Woodward, Inc. .......................... 137,880 49,350,010
2,099,483,264
a
Air Freight & Logistics  —  0 .6%
CH Robinson Worldwide, Inc. ................ 269,403 44,739,756
Expeditors International of Washington, Inc. ....... 309,485 44,327,537
FedEx Corp. ............................ 492,727 175,499,503
GXO Logistics, Inc.
(a) (b)
..................... 256,121 13,279,874
United Parcel Service, Inc. , Class B ............ 1,687,567 166,022,841
443,869,511
a
Automobile Components  —  0 .1%
Aptiv PLC
(a)
............................. 495,779 34,426,894
BorgWarner, Inc. ......................... 486,225 26,382,568
Gentex Corp. ........................... 515,674 11,267,477
Lear Corp. ............................. 118,440 14,340,715
QuantumScape Corp. , Class A
(a) (b)
............. 1,029,765 6,569,901
92,987,555
a
Automobiles  —  0 .4%
Ford Motor Co. .......................... 8,971,775 103,534,284
General Motors Co. ....................... 2,075,457 154,621,546
Harley-Davidson, Inc. ...................... 253,264 5,120,998
Lucid Group, Inc. , Class A
(a) (b)
................. 308,451 2,939,538
Rivian Automotive, Inc. , Class A
(a) (b)
............. 1,825,730 27,477,236
Thor Industries, Inc. ....................... 116,084 9,273,951
302,967,553
a
Banks  —  6 .7%
Bank of America Corp. ..................... 13,894,580 677,360,775
Bank OZK ............................. 241,088 11,063,528
BOK Financial Corp. ....................... 42,939 5,498,768
Central BanCo, Inc. , Class A
(b)
................ 44,884 1,074,972
Citigroup, Inc. ........................... 3,272,307 371,112,337
Citizens Financial Group, Inc. ................ 983,714 58,993,329
Columbia Banking System, Inc. ............... 675,121 18,518,569
Commerce Bancshares, Inc. ................. 310,943 15,298,396
Cullen/Frost Bankers, Inc. ................... 135,568 18,583,661
East West Bancorp, Inc. .................... 313,831 33,504,598
Fifth Third Bancorp ....................... 2,077,840 96,536,446
First Citizens BancShares, Inc. , Class A .......... 20,112 37,904,282
First Hawaiian, Inc. ....................... 285,496 7,034,621
First Horizon Corp. ........................ 1,104,140 25,130,226
FNB Corp. ............................. 809,245 13,530,576
Huntington Bancshares, Inc. ................. 4,606,012 72,084,088
JPMorgan Chase & Co. .................... 6,243,412 1,836,562,074
Security Shares Value
a
Banks (continued)
KeyCorp ............................... 2,120,040 $ 42,506,802
M&T Bank Corp. ......................... 352,111 72,788,386
Pinnacle Financial Partners, Inc. ............... 341,641 29,428,956
PNC Financial Services Group, Inc. (The) ........ 893,938 186,019,558
Popular, Inc. ............................ 136,954 18,375,118
Prosperity Bancshares, Inc. .................. 215,180 14,455,792
Regions Financial Corp. .................... 1,991,342 52,013,853
SOUTHSTATE BANK CORP. ................. 231,096 21,381,002
TFS Financial Corp. ....................... 136,513 1,918,008
Truist Financial Corp. ...................... 2,899,730 133,300,588
U.S. Bancorp ........................... 3,589,457 186,687,659
Webster Financial Corp. .................... 375,461 26,064,503
Wells Fargo & Co. ........................ 7,117,586 566,631,022
Western Alliance Bancorp ................... 194,504 13,780,608
Wintrust Financial Corp. .................... 152,267 21,155,977
Zions Bancorp NA ........................ 327,444 18,867,323
4,705,166,401
a
Beverages  —  1 .4%
Boston Beer Co., Inc. (The) , Class A
(a)
........... 18,081 4,165,862
Brown-Forman Corp. , Class A ................ 99,292 2,660,033
Brown-Forman Corp. , Class B , NVS ............ 336,760 8,903,934
Coca-Cola Co. (The) ...................... 4,570,437 347,581,734
Coca-Cola Consolidated, Inc. ................. 112,047 21,483,892
Constellation Brands, Inc. , Class A ............. 325,630 48,844,500
Keurig Dr Pepper, Inc. ..................... 2,977,594 78,400,050
Molson Coors Beverage Co. , Class B ........... 374,462 16,124,334
PepsiCo, Inc. ........................... 2,718,046 422,085,363
Primo Brands Corp. , Class A ................. 585,367 11,022,461
961,272,163
a
Biotechnology  —  1 .3%
Amgen, Inc. ............................ 324,153 114,053,233
Biogen, Inc.
(a)
........................... 336,002 61,599,247
BioMarin Pharmaceutical, Inc.
(a)
............... 437,886 24,736,180
Caris Life Sciences, Inc.
(a) (b)
.................. 105,032 1,877,972
Exelixis, Inc.
(a)
........................... 119,388 5,120,551
Gilead Sciences, Inc. ...................... 2,091,668 291,515,769
Incyte Corp.
(a) (b)
.......................... 272,523 25,649,865
Insmed, Inc.
(a) (b)
.......................... 30,054 4,914,430
Ionis Pharmaceuticals, Inc.
(a)
................. 27,521 2,066,552
Moderna, Inc.
(a) (b)
......................... 820,954 41,704,463
Neurocrine Biosciences, Inc.
(a)
................ 31,899 4,202,374
Regeneron Pharmaceuticals, Inc. .............. 233,318 180,270,820
Revolution Medicines, Inc.
(a)
.................. 390,506 37,976,709
Roivant Sciences Ltd.
(a)
..................... 974,509 26,993,899
Sarepta Therapeutics, Inc.
(a) (b)
................ 35,418 770,696
United Therapeutics Corp.
(a)
.................. 97,191 57,632,319
Viking Therapeutics, Inc.
(a) (b)
.................. 228,786 7,444,696
888,529,775
a
Broadline Retail  —  2 .0%
Amazon.com, Inc.
(a)
....................... 6,061,076 1,262,340,298
Dillard's, Inc. , Class A
(b)
..................... 6,716 3,842,291
eBay, Inc. .............................. 1,037,981 94,477,031
Etsy, Inc.
(a)
............................. 95,373 4,766,742
Macy's, Inc. ............................ 616,385 11,150,405
Ollie's Bargain Outlet Holdings, Inc.
(a)
........... 139,503 12,839,856
1,389,416,623
a
Building Products  —  0 .7%
A O Smith Corp. ......................... 263,076 17,347,232
Advanced Drainage Systems, Inc. ............. 162,902 22,338,751
Allegion PLC ............................ 197,689 28,722,235
Armstrong World Industries, Inc. ............... 69,289 11,418,827

Schedule of Investments
(continued)
March 31, 2026
iShares
®
Russell 1000 Value ETF
(Percentages shown are based on Net Assets)
22
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Building Products (continued)
Builders FirstSource, Inc.
(a)
.................. 249,769 $ 20,563,482
Carlisle Companies, Inc. .................... 83,740 27,937,339
Carrier Global Corp. ....................... 1,803,695 101,566,066
Fortune Brands Innovations, Inc. .............. 275,719 10,744,769
Hayward Holdings, Inc.
(a)
.................... 473,877 6,340,474
Johnson Controls International PLC ............ 1,405,476 184,047,082
Masco Corp. ............................ 476,117 28,743,183
Owens Corning .......................... 190,169 20,580,089
Simpson Manufacturing Co., Inc. .............. 87,580 15,030,480
Trex Co., Inc.
(a) (b)
......................... 243,217 8,857,963
504,237,972
a
Capital Markets  —  5 .3%
Affiliated Managers Group, Inc. ............... 63,734 17,635,198
Ameriprise Financial, Inc. ................... 19,500 8,665,800
Bank of New York Mellon Corp. (The) ........... 1,468,244 174,177,786
BlackRock, Inc.
(c)
......................... 350,637 337,211,109
Brookfield Asset Management Ltd. , Class A ....... 575,545 25,582,975
Bullish
(a) (b)
.............................. 63,946 2,284,791
Carlyle Group, Inc. (The) .................... 601,515 29,107,311
Cboe Global Markets, Inc. ................... 240,109 67,487,437
Charles Schwab Corp. (The) ................. 3,502,702 329,183,934
CME Group, Inc. , Class A ................... 826,521 244,112,977
Coinbase Global, Inc. , Class A
(a)
............... 461,889 80,650,438
Evercore, Inc. , Class A ..................... 84,052 25,090,362
FactSet Research Systems, Inc. ............... 81,044 17,585,738
Franklin Resources, Inc. .................... 616,135 14,553,109
Freedom Holding Corp. N.V.
(a) (b)
............... 6,010 870,729
Goldman Sachs Group, Inc. (The) ............. 638,996 540,584,226
Hamilton Lane, Inc. , Class A ................. 31,681 3,149,091
Houlihan Lokey, Inc. , Class A ................. 76,338 10,963,664
Interactive Brokers Group, Inc. , Class A .......... 930,789 62,428,018
Intercontinental Exchange, Inc. ............... 1,311,283 206,238,590
Invesco Ltd. ............................ 840,081 20,405,567
Janus Henderson Group PLC ................ 286,156 14,699,834
Jefferies Financial Group, Inc. ................ 263,737 10,884,426
KKR & Co., Inc. .......................... 1,169,562 108,184,485
Lazard, Inc. , Class A ....................... 169,303 7,191,991
MarketAxess Holdings, Inc. .................. 80,108 13,216,218
Morgan Stanley .......................... 2,607,358 429,092,906
Morningstar, Inc. ......................... 17,261 2,917,972
MSCI, Inc. , Class A ....................... 83,194 44,842,398
Nasdaq, Inc. ............................ 1,039,906 88,277,620
Northern Trust Corp. ....................... 425,194 59,344,327
Raymond James Financial, Inc. ............... 410,207 59,393,872
Robinhood Markets, Inc. , Class A
(a)
............. 1,508,546 104,542,238
S&P Global, Inc. ......................... 696,732 296,347,989
SEI Investments Co. ....................... 234,458 18,397,919
State Street Corp. ........................ 640,616 81,076,361
Stifel Financial Corp. ...................... 341,808 25,266,447
T Rowe Price Group, Inc. ................... 506,692 45,673,217
TPG, Inc. , Class A ........................ 18,159 735,621
Tradeweb Markets, Inc. , Class A ............... 245,794 28,920,122
Virtu Financial, Inc. , Class A .................. 183,882 8,087,130
XP, Inc. , Class A ......................... 842,323 16,037,830
3,681,099,773
a
Chemicals  —  2 .1%
Air Products and Chemicals, Inc. .............. 510,867 148,401,755
Albemarle Corp. ......................... 269,729 48,424,447
Ashland, Inc. ............................ 106,524 5,923,800
Axalta Coating Systems Ltd.
(a)
................ 488,124 13,521,035
Celanese Corp. , Class A .................... 254,380 16,730,573
CF Industries Holdings, Inc. .................. 356,328 46,265,627
Corteva, Inc. ............................ 1,553,816 130,069,937
Security Shares Value
a
Chemicals (continued)
Dow, Inc. .............................. 1,623,287 $ 67,609,904
DuPont de Nemours, Inc. ................... 963,814 44,142,681
Eastman Chemical Co. ..................... 265,404 20,255,633
Ecolab, Inc. ............................ 432,578 115,074,400
Element Solutions, Inc. ..................... 520,784 17,779,566
FMC Corp. ............................. 282,813 4,870,040
Huntsman Corp. ......................... 374,886 4,989,733
International Flavors & Fragrances, Inc. .......... 587,655 42,634,370
Linde PLC ............................. 1,079,246 535,046,997
LyondellBasell Industries N.V. , Class A .......... 588,040 47,372,502
Mosaic Co. (The) ......................... 728,920 18,587,460
NewMarket Corp. ......................... 14,486 9,284,802
Olin Corp. .............................. 261,738 7,781,471
PPG Industries, Inc. ....................... 514,892 55,031,657
RPM International, Inc. ..................... 292,070 29,031,758
Scotts Miracle-Gro Co. (The) ................. 99,489 6,049,926
Sherwin-Williams Co. (The) .................. 49,775 15,955,376
Solstice Advanced Materials, Inc. .............. 366,453 27,909,060
Westlake Corp. .......................... 76,170 8,898,179
1,487,642,689
a
Commercial Services & Supplies  —  0 .3%
Clean Harbors, Inc.
(a)
...................... 116,641 33,444,474
Copart, Inc.
(a) (b)
.......................... 138,101 4,584,953
MSA Safety, Inc. ......................... 85,678 14,046,908
RB Global, Inc.
(b)
......................... 399,135 38,257,090
Republic Services, Inc. , Class A ............... 465,336 101,917,891
Tetra Tech, Inc. .......................... 495,206 14,915,605
Veralto Corp. ............................ 343,067 30,333,984
237,500,905
a
Communications Equipment  —  1 .5%
Ciena Corp.
(a) (b)
.......................... 324,174 125,854,072
Cisco Systems, Inc. ....................... 9,147,516 709,755,766
F5, Inc.
(a)
.............................. 131,906 38,164,363
Lumentum Holdings, Inc.
(a) (b)
................. 149,589 105,125,166
Motorola Solutions, Inc. .................... 221,566 96,152,997
1,075,052,364
a
Construction & Engineering  —  0 .3%
AECOM ............................... 303,526 25,745,075
API Group Corp.
(a)
........................ 820,044 33,228,183
EMCOR Group, Inc. ....................... 66,291 48,943,308
Everus Construction Group, Inc.
(a)
.............. 115,990 13,693,779
MasTec, Inc.
(a)
........................... 113,098 36,388,151
Quanta Services, Inc. ...................... 76,277 41,877,599
Valmont Industries, Inc. ..................... 45,238 18,075,748
WillScot Holdings Corp. , Class A .............. 302,070 5,243,935
223,195,778
a
Construction Materials  —  0 .5%
CRH PLC .............................. 1,542,154 162,111,228
Eagle Materials, Inc. ....................... 68,825 13,038,896
James Hardie Industries PLC
(a) (b)
.............. 120,458 2,281,475
Martin Marietta Materials, Inc. ................ 137,797 81,118,338
Vulcan Materials Co. ...................... 303,912 82,755,238
341,305,175
a
Consumer Finance  —  0 .9%
Ally Financial, Inc. ........................ 560,947 22,005,951
American Express Co. ..................... 834,198 252,328,211
Capital One Financial Corp. .................. 1,412,201 257,627,828
Credit Acceptance Corp.
(a) (b)
.................. 9,054 3,834,007
Figure Technology Solutions, Inc. , Class A
(a) (b)
...... 65,352 2,218,700
OneMain Holdings, Inc. , Class A ............... 271,572 14,526,386
SLM Corp. ............................. 395,312 8,463,630

iShares
®
Russell 1000 Value ETF
Schedule of Investments
(continued)
March 31, 2026
(Percentages shown are based on Net Assets)
23
Schedule of Investments
Security Shares Value
a
Consumer Finance (continued)
SoFi Technologies, Inc.
(a) (b)
.................. 2,397,288 $ 38,068,934
Synchrony Financial ....................... 797,091 54,218,130
653,291,777
a
Consumer Staples Distribution & Retail  —  2 .4%
Albertsons Companies, Inc. , Class A ............ 810,204 13,805,876
BJ's Wholesale Club Holdings, Inc.
(a)
............ 256,288 25,223,865
Casey's General Stores, Inc. ................. 72,151 52,515,827
Dollar General Corp. ...................... 505,064 59,966,249
Dollar Tree, Inc.
(a)
......................... 431,167 47,217,098
Kroger Co. (The) ......................... 1,333,211 96,471,148
Maplebear, Inc.
(a)
......................... 399,711 14,973,174
Performance Food Group Co.
(a)
............... 307,507 26,341,050
Sysco Corp. ............................ 510,198 36,392,423
Target Corp. ............................ 1,043,865 126,516,438
U.S. Foods Holding Corp.
(a) (b)
................. 516,587 47,634,487
Walmart, Inc. ............................ 8,999,940 1,118,512,543
1,665,570,178
a
Containers & Packaging  —  0 .5%
Amcor PLC ............................. 1,057,009 42,016,108
AptarGroup, Inc. ......................... 150,741 18,996,381
Avery Dennison Corp. ...................... 177,313 30,618,409
Ball Corp. .............................. 623,740 36,869,271
Crown Holdings, Inc. ...................... 266,358 26,702,390
Graphic Packaging Holding Co. ............... 678,899 6,748,256
International Paper Co. ..................... 1,199,533 42,823,328
Packaging Corp. of America ................. 202,552 42,985,585
Sealed Air Corp. ......................... 334,174 14,052,017
Silgan Holdings, Inc. ....................... 206,043 7,994,468
Smurfit Westrock PLC ..................... 1,195,983 47,659,923
Sonoco Products Co. ...................... 224,401 12,137,850
329,603,986
a
Distributors  —  0 .1%
Genuine Parts Co. ........................ 318,194 33,649,016
LKQ Corp. ............................. 594,251 17,453,152
Pool Corp. ............................. 61,522 12,447,746
63,549,914
a
Diversified Consumer Services  —  0 .1%
ADT, Inc. .............................. 1,164,716 7,652,184
Bright Horizons Family Solutions, Inc.
(a)
.......... 112,767 9,261,554
Grand Canyon Education, Inc.
(a)
............... 45,606 7,754,388
H&R Block, Inc. .......................... 241,312 7,659,243
Liberty Live Holdings, Inc. , Class A
(a)
............ 44,884 4,113,170
Liberty Live Holdings, Inc. , Class C , NVS
(a) (b)
....... 110,555 10,404,331
Service Corp. International .................. 312,516 25,785,695
72,630,565
a
Diversified REITs  —  0 .1%
WP Carey, Inc. .......................... 497,726 33,825,459
a
Diversified Telecommunication Services  —  1 .7%
AST SpaceMobile, Inc. , Class A
(a) (b)
............. 38,320 3,175,578
AT&T, Inc. .............................. 15,883,821 460,471,971
Comcast Corp. , Class A .................... 8,306,727 238,486,132
GCI Liberty, Inc. , Series A
(a) (b)
................. 6,272 231,123
GCI Liberty, Inc. , Series C , NVS
(a) (b)
............. 57,729 2,148,096
Iridium Communications, Inc. ................. 199,093 5,522,840
Liberty Global Ltd. , Class A
(a) (b)
................ 381,458 4,611,827
Liberty Global Ltd. , Class C , NVS
(a) (b)
............ 319,475 3,747,442
Verizon Communications, Inc. ................ 9,706,583 487,270,467
1,205,665,476
a
Security Shares Value
a
Electric Utilities  —  3 .0%
Alliant Energy Corp. ....................... 589,437 $ 42,297,999
American Electric Power Co., Inc. .............. 1,230,157 161,248,979
Constellation Energy Corp. .................. 717,836 200,455,703
Duke Energy Corp. ....................... 1,787,950 234,114,173
Edison International ....................... 876,742 64,159,980
Entergy Corp. ........................... 1,025,632 115,240,011
Evergy, Inc. ............................. 528,183 43,268,751
Eversource Energy ....................... 862,027 59,721,231
Exelon Corp. ............................ 2,323,029 113,874,882
FirstEnergy Corp. ........................ 1,262,480 63,957,237
IDACORP, Inc. .......................... 124,688 17,826,643
NextEra Energy, Inc. ...................... 4,794,620 445,324,306
OGE Energy Corp. ........................ 482,676 23,149,141
PG&E Corp. ............................ 5,038,947 88,534,299
Pinnacle West Capital Corp. ................. 274,348 27,640,561
PPL Corp. ............................. 1,700,314 64,951,995
Southern Co. (The) ....................... 2,532,420 244,429,178
Xcel Energy, Inc. ......................... 1,359,393 107,990,180
2,118,185,249
a
Electrical Equipment  —  1 .3%
Acuity, Inc. ............................. 71,073 19,916,076
AMETEK, Inc. ........................... 528,999 113,396,226
Eaton Corp. PLC ......................... 900,672 322,143,354
Emerson Electric Co. ...................... 1,295,888 169,787,246
Generac Holdings, Inc.
(a)
.................... 132,412 25,864,036
Hubbell, Inc. , Class B ...................... 122,695 60,211,344
nVent Electric PLC ........................ 364,925 43,163,329
Regal Rexnord Corp. ...................... 152,173 28,495,916
Rockwell Automation, Inc. ................... 239,211 85,848,044
Sensata Technologies Holding PLC ............ 330,723 11,648,064
880,473,635
a
Electronic Equipment, Instruments & Components  —  1 .1%
Arrow Electronics, Inc.
(a)
.................... 117,675 16,875,772
Avnet, Inc. ............................. 185,094 11,405,492
CDW Corp. ............................. 280,027 33,888,868
Cognex Corp. ........................... 387,634 18,990,190
Coherent Corp.
(a)
......................... 401,348 95,605,107
Corning, Inc. ............................ 1,794,328 243,974,778
Crane NXT Co. .......................... 111,611 4,530,290
Flex Ltd.
(a)
.............................. 843,185 55,194,890
Ingram Micro Holding Corp. .................. 46,744 1,089,603
IPG Photonics Corp.
(a)
..................... 57,011 6,532,890
Jabil, Inc. .............................. 83,630 22,214,637
Keysight Technologies, Inc.
(a)
................. 395,434 111,658,699
Littelfuse, Inc. ........................... 56,046 19,019,210
Ralliant Corp. ........................... 261,969 10,895,291
TD SYNNEX Corp. ........................ 176,440 29,767,192
Teledyne Technologies, Inc.
(a) (b)
............... 106,818 64,625,958
Vontier Corp. ............................ 337,134 11,958,143
Zebra Technologies Corp. , Class A
(a) (b)
........... 116,975 24,457,133
782,684,143
a
Energy Equipment & Services  —  0 .7%
Baker Hughes Co. , Class A .................. 2,281,237 139,269,519
Halliburton Co. .......................... 1,929,641 75,236,703
NOV, Inc. .............................. 831,169 15,634,289
SLB Ltd. ............................... 3,176,127 163,221,166
TechnipFMC PLC ........................ 918,532 63,498,117
Weatherford International PLC ................ 162,278 15,348,253
472,208,047
a

Schedule of Investments
(continued)
March 31, 2026
iShares
®
Russell 1000 Value ETF
(Percentages shown are based on Net Assets)
24
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Entertainment  —  1 .1%
Electronic Arts, Inc. ....................... 577,540 $ 117,743,080
Liberty Media Corp.-Liberty Formula One , Series A
(a) (b)
34,774 2,715,154
Liberty Media Corp.-Liberty Formula One , Series C ,
NVS
(a)
............................... 332,893 28,302,563
Madison Square Garden Sports Corp.
(a)
.......... 36,763 11,815,628
Roku, Inc. , Class A
(a)
...................... 257,890 24,401,552
Take-Two Interactive Software, Inc.
(a)
............ 276,998 54,707,105
TKO Group Holdings, Inc. , Class A ............. 87,437 17,631,671
Walt Disney Co. (The) ..................... 4,082,801 393,500,360
Warner Bros Discovery, Inc.
(a) (b)
............... 5,356,214 147,081,636
797,898,749
a
Financial Services  —  3 .5%
Affirm Holdings, Inc. , Class A
(a)
................ 258,269 11,833,886
Apollo Global Management, Inc. ............... 294,076 32,765,948
Berkshire Hathaway, Inc. , Class B
(a)
............ 4,238,911 2,031,286,151
Block, Inc. , Class A
(a) (b)
..................... 775,526 46,671,155
Euronet Worldwide, Inc.
(a)
................... 92,606 6,146,260
Fidelity National Information Services, Inc. ........ 1,195,854 56,097,511
Fiserv, Inc.
(a)
............................ 893,474 49,855,849
Global Payments, Inc. ..................... 542,762 36,527,883
Jack Henry & Associates, Inc. ................ 167,077 26,404,849
MGIC Investment Corp. .................... 512,311 13,448,164
PayPal Holdings, Inc. ...................... 2,158,283 97,619,140
Rocket Companies, Inc. , Class A
(a)
............. 2,170,500 30,929,625
UWM Holdings Corp. , Class A ................ 455,644 1,649,431
Voya Financial, Inc. ....................... 222,713 15,215,752
Western Union Co. (The) ................... 480,772 4,197,139
WEX, Inc.
(a)
............................. 72,717 11,128,610
2,471,777,353
a
Food Products  —  0 .9%
Archer-Daniels-Midland Co. .................. 1,098,783 79,870,536
Bunge Global SA ......................... 298,893 38,019,190
Campbell's Company (The) .................. 442,057 9,844,609
Conagra Brands, Inc. ...................... 1,098,570 17,269,520
Darling Ingredients, Inc.
(a)
................... 316,512 19,576,267
Flowers Foods, Inc. ....................... 425,587 3,468,534
Freshpet, Inc.
(a) (b)
......................... 79,640 4,695,574
General Mills, Inc. ........................ 1,221,613 45,468,436
Hershey Co. (The) ........................ 294,596 61,243,563
Hormel Foods Corp. ....................... 659,413 14,935,705
Ingredion, Inc. ........................... 145,547 16,397,325
J M Smucker Co. (The) ..................... 238,678 23,018,106
Kraft Heinz Co. (The) ...................... 1,956,236 43,995,748
Lamb Weston Holdings, Inc. ................. 310,647 13,127,942
McCormick & Co., Inc. , NVS ................. 581,195 29,315,476
Mondelez International, Inc. , Class A ............ 2,978,691 171,691,749
Pilgrim's Pride Corp. ....................... 99,621 3,761,689
Post Holdings, Inc.
(a) (b)
...................... 111,147 10,987,993
Seaboard Corp. .......................... 563 3,183,213
Smithfield Foods, Inc. ...................... 103,106 2,883,875
Tyson Foods, Inc. , Class A .................. 642,331 41,154,147
653,909,197
a
Gas Utilities  —  0 .2%
Atmos Energy Corp. ....................... 368,078 67,991,368
MDU Resources Group, Inc. ................. 462,303 9,578,918
National Fuel Gas Co. ..................... 215,882 20,284,273
UGI Corp. .............................. 496,813 18,093,930
115,948,489
a
Ground Transportation  —  1 .3%
Avis Budget Group, Inc.
(a) (b)
.................. 26,237 3,826,666
CSX Corp. ............................. 4,315,777 177,162,646
Security Shares Value
a
Ground Transportation (continued)
JB Hunt Transport Services, Inc. .............. 175,574 $ 37,204,131
Knight-Swift Transportation Holdings, Inc. , Class A .. 363,417 20,925,551
Landstar System, Inc. ...................... 79,011 12,666,253
Lyft, Inc. , Class A
(a)
........................ 739,518 9,835,589
Norfolk Southern Corp. ..................... 519,311 149,042,257
Old Dominion Freight Line, Inc. ............... 397,955 77,760,407
Ryder System, Inc. ........................ 90,035 18,431,065
Saia, Inc.
(a)
............................. 61,458 21,588,966
Schneider National, Inc. , Class B .............. 105,358 2,777,237
U-Haul Holding Co.
(a) (b)
..................... 11,071 528,972
U-Haul Holding Co. , Series N , NVS
(b)
........... 142,844 6,380,842
Union Pacific Corp. ....................... 1,265,979 307,151,825
XPO, Inc.
(a)
............................. 209,236 40,706,864
885,989,271
a
Health Care Equipment & Supplies  —  2 .4%
Abbott Laboratories ....................... 3,979,573 408,582,760
Align Technology, Inc.
(a)
..................... 157,932 27,074,283
Baxter International, Inc.
(b)
................... 1,178,454 19,798,027
Becton Dickinson & Co. .................... 657,387 103,360,958
Boston Scientific Corp.
(a)
.................... 2,808,122 176,209,655
Cooper Companies, Inc. (The)
(a)
............... 457,143 32,685,725
DENTSPLY SIRONA, Inc. ................... 453,877 5,264,973
Edwards Lifesciences Corp.
(a) (b)
............... 1,322,063 105,870,805
Envista Holdings Corp.
(a)
.................... 372,524 9,450,934
GE HealthCare Technologies, Inc. ............. 1,051,896 74,873,957
Globus Medical, Inc. , Class A
(a)
............... 258,312 22,256,162
Hologic, Inc.
(a)
........................... 511,903 38,694,748
Medline, Inc. , Class A
(a) (b)
.................... 742,312 33,032,884
Medtronic PLC .......................... 2,947,267 255,380,686
ResMed, Inc. ........................... 255,891 57,442,412
Solventum Corp.
(a)
........................ 340,907 22,261,227
STERIS PLC ............................ 224,377 49,616,486
Stryker Corp. ........................... 587,743 193,126,472
Teleflex, Inc. ............................ 101,849 12,182,159
Zimmer Biomet Holdings, Inc. ................ 453,762 41,029,160
1,688,194,473
a
Health Care Providers & Services  —  2 .3%
Acadia Healthcare Co., Inc.
(a) (b)
................ 207,324 4,849,308
Cardinal Health, Inc. ....................... 272,234 57,525,767
Centene Corp.
(a)
......................... 1,123,977 36,799,007
Chemed Corp. ........................... 28,987 10,949,549
Cigna Group (The) ........................ 557,652 148,753,671
CVS Health Corp. ........................ 2,878,824 206,757,140
Elevance Health, Inc. ...................... 510,651 149,493,080
Encompass Health Corp. ................... 229,215 22,171,967
HCA Healthcare, Inc. ...................... 293,377 138,837,731
Henry Schein, Inc.
(a) (b)
...................... 239,881 17,679,230
Humana, Inc. ........................... 276,850 48,003,021
Labcorp Holdings, Inc. ..................... 192,156 51,269,142
McKesson Corp. ......................... 22,285 19,284,548
Molina Healthcare, Inc.
(a) (b)
................... 52,603 7,011,980
Quest Diagnostics, Inc. ..................... 255,660 50,104,247
Tenet Healthcare Corp.
(a)
.................... 200,483 37,833,147
UnitedHealth Group, Inc. .................... 2,091,359 565,900,832
Universal Health Services, Inc. , Class B ......... 123,995 22,191,385
1,595,414,752
a
Health Care REITs  —  0 .7%
Alexandria Real Estate Equities, Inc. ............ 396,195 18,391,372
Healthcare Realty Trust, Inc. , Class A ........... 747,865 12,706,226
Healthpeak Properties, Inc. .................. 1,593,690 26,184,327
Medical Properties Trust, Inc. ................. 1,137,247 5,265,453
Omega Healthcare Investors, Inc. .............. 675,952 29,620,217

iShares
®
Russell 1000 Value ETF
Schedule of Investments
(continued)
March 31, 2026
(Percentages shown are based on Net Assets)
25
Schedule of Investments
Security Shares Value
a
Health Care REITs (continued)
Ventas, Inc. ............................ 1,075,945 $ 87,990,782
Welltower, Inc. ........................... 1,580,315 312,444,079
492,602,456
a
Health Care Technology  —  0 .0%
Certara, Inc.
(a) (b)
.......................... 276,333 1,575,098
Veeva Systems, Inc. , Class A
(a)
............... 69,589 12,224,004
13,799,102
a
Hotel & Resort REITs  —  0 .1%
Host Hotels & Resorts, Inc. .................. 1,578,424 30,242,604
Park Hotels & Resorts, Inc. .................. 447,737 4,714,670
34,957,274
a
Hotels, Restaurants & Leisure  —  1 .5%
Aramark ............................... 601,328 24,377,837
Booking Holdings, Inc. ..................... 4,550 19,156,956
Boyd Gaming Corp. ....................... 128,808 10,585,441
Caesars Entertainment, Inc.
(a) (b)
............... 471,352 12,457,833
Carnival Corp. ........................... 1,818,751 47,069,276
Choice Hotels International, Inc.
(b)
.............. 42,909 4,441,082
Churchill Downs, Inc. ...................... 23,334 2,096,093
Darden Restaurants, Inc. ................... 13,365 2,620,075
Domino's Pizza, Inc. ....................... 50,081 17,968,562
Flutter Entertainment PLC , Class DI
(a) (b)
.......... 62,444 6,366,166
Hyatt Hotels Corp. , Class A
(b)
................. 93,183 13,398,784
Marriott International, Inc. , Class A ............. 119,640 39,130,655
McDonald's Corp. ........................ 1,550,003 481,725,432
MGM Resorts International
(a) (b)
................ 466,946 17,281,672
Norwegian Cruise Line Holdings Ltd.
(a)
........... 98,214 1,836,602
Penn Entertainment, Inc.
(a)
................... 340,034 5,110,711
Restaurant Brands International, Inc. ............ 283,858 20,977,106
Starbucks Corp. .......................... 2,268,514 203,236,169
Travel + Leisure Co. ....................... 96,272 6,661,060
Vail Resorts, Inc. ......................... 15,173 1,946,999
Wendy's Co. (The) ........................ 220,251 1,530,744
Wyndham Hotels & Resorts, Inc. .............. 18,042 1,465,552
Wynn Resorts Ltd. ........................ 174,755 17,746,370
Yum! Brands, Inc. ........................ 425,637 66,178,041
1,025,365,218
a
Household Durables  —  0 .6%
DR Horton, Inc. .......................... 594,047 81,515,129
Garmin Ltd. ............................. 374,852 86,969,413
Lennar Corp. , Class A ...................... 470,026 40,817,058
Lennar Corp. , Class B ..................... 21,694 1,824,899
Mohawk Industries, Inc.
(a) (b)
.................. 116,944 11,514,306
Newell Brands, Inc. ....................... 949,582 3,257,066
NVR, Inc.
(a) (b)
............................ 6,251 41,193,027
PulteGroup, Inc. ......................... 445,118 52,350,328
SharkNinja, Inc.
(a) (b)
....................... 158,842 16,821,368
Toll Brothers, Inc. ......................... 219,763 29,991,057
TopBuild Corp.
(a) (b)
........................ 59,764 20,995,093
Whirlpool Corp. .......................... 138,549 7,470,562
394,719,306
a
Household Products  —  1 .4%
Church & Dwight Co., Inc. ................... 550,618 51,383,672
Clorox Co. (The) ......................... 279,190 28,932,460
Colgate-Palmolive Co. ..................... 972,149 82,856,259
Kimberly-Clark Corp. ...................... 489,129 47,186,275
Procter & Gamble Co. (The) ................. 5,398,254 779,723,808
Reynolds Consumer Products, Inc. ............. 124,408 2,634,961
992,717,435
a
Security Shares Value
a
Independent Power and Renewable Electricity Producers  —  0 .1%
AES Corp. (The) ......................... 1,576,280 $ 22,209,785
Brookfield Renewable Corp. ................. 314,234 12,515,940
Clearway Energy, Inc. , Class A ................ 78,992 3,094,117
Clearway Energy, Inc. , Class C ............... 191,830 7,537,001
Talen Energy Corp.
(a)
...................... 104,071 33,222,585
78,579,428
a
Industrial Conglomerates  —  0 .7%
3M Co. ................................ 1,029,011 149,443,268
Honeywell International, Inc. ................. 1,461,538 330,351,434
479,794,702
a
Industrial REITs  —  0 .5%
Americold Realty Trust, Inc. .................. 649,854 7,447,327
EastGroup Properties, Inc. .................. 122,076 22,595,047
First Industrial Realty Trust, Inc. ............... 296,109 17,129,906
Lineage, Inc. ............................ 161,278 5,283,467
Prologis, Inc. ............................ 2,131,815 281,783,307
Rexford Industrial Realty, Inc. ................ 534,230 17,485,348
STAG Industrial, Inc. ...................... 425,524 15,344,395
367,068,797
a
Insurance  —  3 .3%
Aflac, Inc. .............................. 1,080,421 118,532,988
Allstate Corp. (The) ....................... 598,655 124,125,128
American Financial Group, Inc. ............... 152,610 19,489,823
American International Group, Inc. ............. 1,238,451 93,193,438
Aon PLC , Class A ........................ 36,571 11,804,387
Arch Capital Group Ltd.
(a)
................... 808,450 77,603,115
Arthur J Gallagher & Co. .................... 547,343 118,543,547
Assurant, Inc. ........................... 116,635 25,404,269
Assured Guaranty Ltd. ..................... 101,773 8,292,464
Axis Capital Holdings Ltd. ................... 168,663 17,104,115
Brighthouse Financial, Inc.
(a) (b)
................ 130,286 7,801,526
Brown & Brown, Inc. ....................... 591,560 38,575,628
Chubb Ltd. ............................. 840,001 273,781,526
Cincinnati Financial Corp. ................... 354,164 55,727,705
CNA Financial Corp. ....................... 47,641 2,187,675
Everest Group Ltd. ........................ 81,720 26,710,182
Fidelity National Financial, Inc. ................ 587,735 27,259,149
First American Financial Corp. ................ 224,122 13,512,315
Globe Life, Inc. .......................... 182,363 25,379,459
Hanover Insurance Group, Inc. (The) ........... 81,499 14,127,852
Hartford Insurance Group, Inc. (The) ............ 645,653 87,311,655
Kemper Corp. ........................... 139,311 4,257,344
Lincoln National Corp. ..................... 378,370 13,432,135
Loews Corp. ............................ 386,133 41,215,836
Markel Group, Inc.
(a)
....................... 22,796 43,633,140
Marsh & McLennan Companies, Inc. ............ 984,510 170,763,259
MetLife, Inc. ............................ 1,278,793 90,436,241
Old Republic International Corp. ............... 526,793 21,019,041
Primerica, Inc. ........................... 73,938 18,519,990
Principal Financial Group, Inc. ................ 498,712 44,938,938
Progressive Corp. (The) .................... 1,279,217 253,591,978
Prudential Financial, Inc. .................... 800,154 78,167,044
Reinsurance Group of America, Inc. ............ 151,569 30,944,327
RenaissanceRe Holdings Ltd. ................ 103,768 30,842,963
RLI Corp. .............................. 176,541 10,069,899
Travelers Companies, Inc. (The) ............... 498,247 145,328,685
Unum Group ............................ 389,392 28,437,298
W R Berkley Corp.
(b)
....................... 516,485 34,232,626
White Mountains Insurance Group Ltd.
(b)
......... 5,685 12,489,718
Willis Towers Watson PLC ................... 220,126 63,990,628
2,322,779,036
a

Schedule of Investments
(continued)
March 31, 2026
iShares
®
Russell 1000 Value ETF
(Percentages shown are based on Net Assets)
26
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Interactive Media & Services  —  4 .3%
Alphabet, Inc. , Class A ..................... 4,741,826 $ 1,363,559,485
Alphabet, Inc. , Class C , NVS ................. 3,860,990 1,107,563,591
IAC, Inc.
(a)
.............................. 153,070 6,127,392
Match Group, Inc. ........................ 557,204 17,111,735
Meta Platforms, Inc. , Class A ................. 894,947 512,026,027
Pinterest, Inc. , Class A
(a)
.................... 685,111 12,564,936
Trump Media & Technology Group Corp.
(a) (b)
....... 167,532 1,554,697
ZoomInfo Technologies, Inc. , Class A
(a) (b)
......... 607,879 3,635,116
3,024,142,979
a
IT Services  —  1 .6%
Accenture PLC , Class A .................... 1,414,034 280,388,802
Akamai Technologies, Inc.
(a) (b)
................. 322,667 37,058,305
Amdocs Ltd. ............................ 247,851 16,174,756
Cognizant Technology Solutions Corp. , Class A ..... 1,107,178 67,925,370
DXC Technology Co.
(a)
..................... 409,079 5,142,123
EPAM Systems, Inc.
(a) (b)
.................... 124,979 16,922,156
Globant SA
(a) (b)
.......................... 88,920 4,100,101
International Business Machines Corp. .......... 2,138,307 518,304,234
Kyndryl Holdings, Inc.
(a) (b)
................... 493,026 6,468,501
MongoDB, Inc. , Class A
(a)
................... 163,631 40,051,960
Okta, Inc. , Class A
(a)
....................... 232,356 18,288,741
Twilio, Inc. , Class A
(a)
...................... 269,163 33,866,089
VeriSign, Inc. ........................... 190,724 47,368,213
1,092,059,351
a
Leisure Products  —  0 .1%
Brunswick Corp. ......................... 149,332 10,865,396
Hasbro, Inc. ............................ 320,024 29,954,247
Mattel, Inc.
(a)
............................ 708,263 10,291,061
YETI Holdings, Inc.
(a) (b)
..................... 188,112 6,883,018
57,993,722
a
Life Sciences Tools & Services  —  1 .7%
Agilent Technologies, Inc. ................... 654,719 74,624,872
Avantor, Inc.
(a)
........................... 1,525,778 11,962,099
Bio-Rad Laboratories, Inc. , Class A
(a) (b)
.......... 42,663 11,892,311
Bio-Techne Corp. ......................... 357,556 18,685,877
Bruker Corp. ............................ 235,482 8,505,610
Charles River Laboratories International, Inc.
(a) (b)
.... 112,718 19,443,855
Danaher Corp. .......................... 1,447,160 274,381,536
Illumina, Inc.
(a)
........................... 351,981 43,385,178
IQVIA Holdings, Inc.
(a) (b)
..................... 388,074 66,182,140
Mettler-Toledo International, Inc.
(a)
............. 47,303 59,658,544
QIAGEN N.V.
(b)
.......................... 467,498 18,718,620
Repligen Corp.
(a) (b)
........................ 105,153 12,389,126
Revvity, Inc.
(b)
........................... 260,276 22,802,780
Sotera Health Co.
(a)
....................... 509,574 7,307,291
Thermo Fisher Scientific, Inc.
(b)
................ 867,914 426,605,768
Waters Corp.
(a) (b)
......................... 154,526 46,017,843
West Pharmaceutical Services, Inc. ............ 164,173 41,148,321
1,163,711,771
a
Machinery  —  3 .7%
AGCO Corp. ............................ 141,460 16,390,970
Allison Transmission Holdings, Inc. ............. 158,128 18,510,464
Caterpillar, Inc. .......................... 933,182 661,122,120
CNH Industrial N.V. ....................... 2,022,126 22,243,386
Crane Co. .............................. 113,377 19,387,467
Cummins, Inc. ........................... 316,394 170,226,300
Deere & Co. ............................ 561,525 316,307,033
Donaldson Co., Inc. ....................... 267,385 22,692,965
Dover Corp. ............................ 311,971 65,030,355
Esab Corp. ............................. 129,781 12,544,631
Flowserve Corp. ......................... 290,272 21,337,895
Security Shares Value
a
Machinery (continued)
Fortive Corp. ............................ 726,906 $ 40,183,364
Gates Industrial Corp. PLC
(a)
................. 577,562 13,058,677
Graco, Inc. ............................. 381,372 32,283,140
IDEX Corp. ............................. 173,997 32,981,131
Illinois Tool Works, Inc. ..................... 447,651 116,519,079
Ingersoll Rand, Inc. ....................... 914,236 73,248,588
ITT, Inc. ............................... 196,620 37,462,009
Lincoln Electric Holdings, Inc. ................ 122,849 30,599,229
Middleby Corp. (The)
(a)
..................... 109,100 14,464,478
Mueller Industries, Inc. ..................... 249,266 27,618,673
Nordson Corp. ........................... 122,840 32,682,810
Oshkosh Corp. .......................... 144,000 21,198,240
Otis Worldwide Corp. ...................... 897,289 69,163,036
PACCAR, Inc. ........................... 1,185,479 136,922,824
Parker-Hannifin Corp. ...................... 290,680 260,228,363
Pentair PLC ............................ 375,772 32,733,499
RBC Bearings, Inc.
(a)
...................... 56,838 30,869,855
Snap-on, Inc. ........................... 117,547 42,695,421
Stanley Black & Decker, Inc. ................. 355,444 25,257,851
Timken Co. (The) ......................... 142,604 14,341,684
Toro Co. (The) ........................... 227,339 21,242,556
Westinghouse Air Brake Technologies Corp. ....... 389,655 97,378,681
Xylem, Inc. ............................. 560,211 66,945,214
2,615,871,988
a
Marine Transportation  —  0 .0%
Kirby Corp.
(a)
............................ 129,095 17,154,144
a
Media  —  0 .4%
Charter Communications, Inc. , Class A
(a) (b)
........ 187,825 40,547,661
DoubleVerify Holdings, Inc.
(a)
................. 158,764 1,508,258
Fox Corp. , Class A , NVS .................... 472,904 27,617,594
Fox Corp. , Class B ........................ 341,020 18,108,162
Liberty Broadband Corp. , Series A
(a)
............ 31,364 1,575,100
Liberty Broadband Corp. , Series C , NVS
(a) (b)
....... 206,649 10,394,445
New York Times Co. (The) , Class A ............. 369,969 30,977,504
News Corp. , Class A , NVS .................. 873,079 21,765,860
News Corp. , Class B
(b)
..................... 287,536 8,197,651
Nexstar Media Group, Inc. , Class A ............. 60,375 10,917,611
NIQ Global Intelligence PLC
(a) (b)
............... 80,051 910,180
Omnicom Group, Inc. ...................... 717,492 54,034,322
Sirius XM Holdings, Inc. .................... 432,686 9,986,393
Versant Media Group, Inc. ................... 331,358 12,266,873
248,807,614
a
Metals & Mining  —  1 .3%
Alcoa Corp. ............................. 594,713 39,447,314
Anglogold Ashanti PLC ..................... 1,017,271 99,041,505
Cleveland-Cliffs, Inc.
(a) (b)
.................... 1,281,300 10,826,985
Freeport-McMoRan, Inc. .................... 3,288,026 193,270,168
MP Materials Corp. , Class A
(a) (b)
............... 326,443 15,754,139
Newmont Corp. .......................... 2,524,925 273,323,131
Nucor Corp. ............................ 527,940 89,274,654
Reliance, Inc. ........................... 119,501 36,318,744
Royal Gold, Inc. .......................... 192,990 49,114,025
Southern Copper Corp. ..................... 193,104 33,225,474
Steel Dynamics, Inc. ....................... 284,968 51,294,240
890,890,379
a
Mortgage REITs  —  0 .1%
AGNC Investment Corp. .................... 2,538,411 25,460,262
Annaly Capital Management, Inc. .............. 1,623,865 34,344,745
Rithm Capital Corp. ....................... 1,266,657 12,007,909
Starwood Property Trust, Inc. ................. 794,292 13,677,708
85,490,624
a

iShares
®
Russell 1000 Value ETF
Schedule of Investments
(continued)
March 31, 2026
(Percentages shown are based on Net Assets)
27
Schedule of Investments
Security Shares Value
a
Multi-Utilities  —  1 .2%
Ameren Corp. ........................... 619,731 $ 68,120,832
CenterPoint Energy, Inc. .................... 1,498,087 64,657,435
CMS Energy Corp. ........................ 693,568 53,807,005
Consolidated Edison, Inc. ................... 828,291 93,745,975
Dominion Energy, Inc. ...................... 1,959,959 121,164,665
DTE Energy Co. ......................... 476,576 69,684,943
NiSource, Inc. ........................... 1,093,178 51,007,685
Public Service Enterprise Group, Inc. ........... 1,147,423 92,883,892
Sempra ............................... 1,501,307 145,882,001
WEC Energy Group, Inc. .................... 748,389 86,640,995
847,595,428
a
Office REITs  —  0 .1%
BXP, Inc. .............................. 364,474 18,916,200
Cousins Properties, Inc. .................... 380,365 8,584,838
Highwoods Properties, Inc. .................. 251,066 5,375,323
Kilroy Realty Corp. ........................ 267,389 7,543,044
Vornado Realty Trust ...................... 402,119 10,451,073
50,870,478
a
Oil, Gas & Consumable Fuels  —  7 .0%
Antero Midstream Corp. .................... 762,468 17,384,270
Antero Resources Corp.
(a)
................... 666,852 28,301,199
APA Corp. ............................. 808,499 34,312,698
Cheniere Energy, Inc. ...................... 269,315 76,420,824
Chevron Corp. ........................... 4,305,724 890,854,296
Chord Energy Corp. ....................... 130,866 18,606,528
ConocoPhillips .......................... 2,843,822 375,384,504
Coterra Energy, Inc. ....................... 1,730,148 60,797,401
Devon Energy Corp. ....................... 1,406,204 70,760,185
Diamondback Energy, Inc. ................... 452,280 89,456,461
DT Midstream, Inc. ........................ 233,350 31,425,244
EOG Resources, Inc. ...................... 1,254,603 181,377,956
EQT Corp. ............................. 1,383,309 88,033,785
Expand Energy Corp. ...................... 523,213 57,438,323
Exxon Mobil Corp. ........................ 9,709,615 1,647,333,281
HF Sinclair Corp. ......................... 321,864 20,081,095
Kinder Morgan, Inc. ....................... 4,471,748 149,937,710
Marathon Petroleum Corp. .................. 691,349 168,813,599
Matador Resources Co. .................... 266,172 16,816,747
Occidental Petroleum Corp. .................. 1,620,802 105,352,130
ONEOK, Inc. ............................ 1,436,143 129,812,966
Ovintiv, Inc. ............................. 659,105 39,124,473
Permian Resources Corp. , Class A ............. 1,573,386 33,544,589
Phillips 66 .............................. 860,358 156,740,020
Range Resources Corp. .................... 544,392 24,595,631
Valero Energy Corp. ....................... 697,844 172,423,296
Viper Energy, Inc. , Class A .................. 427,292 20,078,451
Williams Companies, Inc. (The) ............... 2,651,077 192,945,384
4,898,153,046
a
Paper & Forest Products  —  0 .0%
Louisiana-Pacific Corp. ..................... 143,630 10,449,082
a
Passenger Airlines  —  0 .3%
Alaska Air Group, Inc.
(a)
..................... 216,796 7,973,757
American Airlines Group, Inc.
(a) (b)
.............. 1,394,499 14,976,919
Delta Air Lines, Inc. ....................... 1,498,017 99,588,170
Southwest Airlines Co. ..................... 944,546 35,486,593
United Airlines Holdings, Inc.
(a) (b)
............... 748,623 68,925,720
226,951,159
a
Personal Care Products  —  0 .2%
BellRing Brands, Inc.
(a)
..................... 289,279 4,654,499
Coty, Inc. , Class A
(a) (b)
...................... 786,988 1,581,846
elf Beauty, Inc.
(a)
......................... 132,885 8,054,160
Security Shares Value
a
Personal Care Products (continued)
Estee Lauder Companies, Inc. (The) , Class A ...... 562,173 $ 40,347,156
Kenvue, Inc. ............................ 4,369,057 75,322,543
129,960,204
a
Pharmaceuticals  —  4 .0%
Bristol-Myers Squibb Co. .................... 3,782,685 229,419,845
Elanco Animal Health, Inc.
(a) (b)
................ 1,131,855 27,085,290
Jazz Pharmaceuticals PLC
(a)
................. 134,538 25,434,409
Johnson & Johnson ....................... 5,530,658 1,351,914,042
Merck & Co., Inc. ......................... 5,711,623 687,051,131
Organon & Co. .......................... 591,660 3,544,043
Perrigo Co. PLC ......................... 310,600 3,335,844
Pfizer, Inc. ............................. 13,056,369 366,622,842
Royalty Pharma PLC , Class A ................ 891,234 42,752,495
Viatris, Inc. ............................. 2,646,015 35,747,663
Zoetis, Inc. , Class A ....................... 207,731 24,555,881
2,797,463,485
a
Professional Services  —  0 .6%
Amentum Holdings, Inc.
(a)
................... 363,019 9,467,535
Automatic Data Processing, Inc. ............... 68,759 13,970,454
Broadridge Financial Solutions, Inc. ............ 24,356 3,957,363
CACI International, Inc. , Class A
(a)
............. 49,958 27,170,657
Clarivate PLC
(a) (b)
......................... 807,118 2,042,009
Concentrix Corp. ......................... 103,381 2,828,504
Equifax, Inc. ............................ 231,055 41,606,074
FTI Consulting, Inc.
(a)
...................... 69,025 12,201,549
Genpact Ltd. ............................ 366,887 13,666,541
Jacobs Solutions, Inc. ...................... 273,559 34,818,589
KBR, Inc. .............................. 270,748 9,979,771
Leidos Holdings, Inc. ...................... 292,095 45,426,614
ManpowerGroup, Inc. ...................... 104,899 3,090,325
Parsons Corp.
(a) (b)
......................... 120,222 6,512,426
Paychex, Inc. ........................... 509,706 46,954,117
Paycom Software, Inc. ..................... 53,037 6,446,117
Paylocity Holding Corp.
(a)
................... 8,464 914,451
Robert Half, Inc. ......................... 225,225 5,720,715
Science Applications International Corp. ......... 107,084 10,164,413
SS&C Technologies Holdings, Inc. ............. 482,077 32,573,943
TransUnion ............................. 447,673 30,974,495
Verisk Analytics, Inc. , Class A ................. 128,798 24,439,420
384,926,082
a
Real Estate Management & Development  —  0 .2%
CBRE Group, Inc. , Class A
(a)
................. 607,875 82,342,747
CoStar Group, Inc.
(a) (b)
...................... 842,428 33,983,546
Howard Hughes Holdings, Inc.
(a) (b)
.............. 70,589 4,465,460
Jones Lang LaSalle, Inc.
(a)
................... 79,397 24,162,095
Zillow Group, Inc. , Class A
(a) (b)
................ 113,587 4,701,366
Zillow Group, Inc. , Class C , NVS
(a) (b)
............ 378,113 15,646,316
165,301,530
a
Residential REITs  —  0 .5%
American Homes 4 Rent , Class A .............. 785,988 21,944,785
AvalonBay Communities, Inc. ................ 327,269 53,459,391
Camden Property Trust ..................... 241,894 23,623,368
Equity LifeStyle Properties, Inc. ............... 442,394 27,614,233
Equity Residential ........................ 871,755 51,564,308
Essex Property Trust, Inc. ................... 146,239 35,389,838
Invitation Homes, Inc. ...................... 1,403,267 34,871,185
Mid-America Apartment Communities, Inc. ........ 267,201 32,630,586
Sun Communities, Inc. ..................... 226,833 28,571,885
UDR, Inc. .............................. 718,801 24,281,098
333,950,677
a

Schedule of Investments
(continued)
March 31, 2026
iShares
®
Russell 1000 Value ETF
(Percentages shown are based on Net Assets)
28
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Retail REITs  —  0 .6%
Agree Realty Corp. ....................... 259,055 $ 19,527,566
Brixmor Property Group, Inc. ................. 703,392 20,257,689
Federal Realty Investment Trust ............... 196,376 20,857,095
Kimco Realty Corp. ....................... 1,535,622 34,505,426
NNN REIT, Inc. .......................... 431,995 18,156,750
Realty Income Corp. ....................... 2,102,527 128,632,602
Regency Centers Corp. .................... 415,442 31,432,342
Simon Property Group, Inc. .................. 578,919 107,985,761
381,355,231
a
Semiconductors & Semiconductor Equipment  —  5 .2%
Advanced Micro Devices, Inc.
(a)
............... 1,536,177 312,504,487
Allegro MicroSystems, Inc.
(a)
................. 280,379 8,840,350
Amkor Technology, Inc. ..................... 285,673 12,863,855
Analog Devices, Inc. ....................... 1,123,339 357,379,070
Applied Materials, Inc. ..................... 1,306,078 446,404,400
Cirrus Logic, Inc.
(a) (b)
....................... 118,291 17,107,244
Entegris, Inc. ............................ 288,826 33,861,960
First Solar, Inc.
(a)
......................... 232,567 45,876,166
GLOBALFOUNDRIES, Inc.
(a) (b)
................ 281,732 12,531,439
Intel Corp.
(a)
............................ 10,141,098 447,526,655
Lattice Semiconductor Corp.
(a) (b)
............... 46,273 4,292,284
MACOM Technology Solutions Holdings, Inc.
(a)
..... 114,418 25,408,805
Marvell Technology, Inc. .................... 1,810,407 179,320,813
Microchip Technology, Inc. ................... 1,213,421 78,399,131
Micron Technology, Inc. ..................... 2,567,891 867,536,295
MKS, Inc. .............................. 154,563 35,520,123
ON Semiconductor Corp.
(a) (b)
................. 922,710 57,134,203
Onto Innovation, Inc.
(a)
..................... 87,342 17,911,224
Qnity Electronics, Inc. ...................... 481,416 55,545,778
Qorvo, Inc.
(a)
............................ 193,664 14,989,594
QUALCOMM, Inc. ........................ 1,895,794 244,140,351
Skyworks Solutions, Inc. .................... 341,955 18,311,690
Teradyne, Inc. ........................... 359,710 106,639,627
Texas Instruments, Inc. ..................... 1,234,178 239,603,317
Universal Display Corp. .................... 100,092 9,174,433
3,648,823,294
a
Software  —  1 .2%
Aurora Innovation, Inc. , Class A
(a) (b)
............. 2,671,345 11,005,941
BILL Holdings, Inc.
(a)
....................... 184,443 7,064,167
CCC Intelligent Solutions Holdings, Inc.
(a) (b)
........ 1,386,650 8,319,900
Circle Internet Group, Inc. , Class A
(a) (b)
........... 219,971 20,987,433
Docusign, Inc. , Class A
(a)
.................... 111,890 5,304,705
Dolby Laboratories, Inc. , Class A .............. 137,816 8,277,229
Dropbox, Inc. , Class A
(a)
.................... 311,469 7,076,576
Fair Isaac Corp.
(a) (b)
....................... 9,453 10,091,456
Gen Digital, Inc. .......................... 1,126,219 21,206,704
nCino, Inc.
(a)
............................ 225,658 3,380,357
Nutanix, Inc. , Class A
(a)
..................... 447,943 17,026,313
Pegasystems, Inc. ........................ 141,631 6,027,815
PTC, Inc.
(a)
............................. 241,642 34,431,569
Roper Technologies, Inc. .................... 246,786 87,327,694
Rubrik, Inc. , Class A
(a) (b)
..................... 132,203 6,473,981
SailPoint, Inc.
(a) (b)
......................... 137,067 1,814,767
Salesforce, Inc. .......................... 1,860,802 347,355,909
SentinelOne, Inc. , Class A
(a)
.................. 203,538 2,621,569
Strategy, Inc. , Class A
(a) (b)
................... 676,282 84,399,994
Synopsys, Inc.
(a)
......................... 116,585 46,223,621
Teradata Corp.
(a)
......................... 167,653 4,296,946
Trimble, Inc.
(a) (b)
.......................... 546,396 35,641,411
Tyler Technologies, Inc.
(a)
................... 17,250 5,906,055
UiPath, Inc. , Class A
(a) (b)
.................... 918,207 10,192,098
Unity Software, Inc.
(a)
...................... 709,534 15,567,176
Security Shares Value
a
Software (continued)
Zoom Communications, Inc. , Class A
(a)
.......... 610,501 $ 49,078,175
857,099,561
a
Specialized REITs  —  1 .3%
Crown Castle, Inc. ........................ 997,543 81,110,221
CubeSmart ............................. 522,418 19,146,620
Digital Realty Trust, Inc. .................... 789,938 142,354,727
EPR Properties .......................... 170,078 8,497,097
Equinix, Inc. ............................ 224,596 220,157,983
Extra Space Storage, Inc. ................... 484,488 63,530,911
Fermi, Inc.
(a)
............................ 81,982 478,775
Gaming and Leisure Properties, Inc. ............ 625,544 27,755,387
Iron Mountain, Inc. ........................ 674,860 68,930,200
Millrose Properties, Inc. , Class A ............... 350,039 9,801,092
National Storage Affiliates Trust ............... 160,461 6,055,798
Public Storage ........................... 315,217 85,385,981
Rayonier, Inc. ........................... 684,462 14,113,607
SBA Communications Corp. , Class A ............ 246,133 42,361,951
VICI Properties, Inc. , Class A ................. 2,457,014 67,125,623
Weyerhaeuser Co. ........................ 1,662,349 40,611,186
897,417,159
a
Specialty Retail  —  1 .8%
AutoNation, Inc.
(a)
......................... 60,887 11,888,796
AutoZone, Inc.
(a)
......................... 32,361 109,308,339
Bath & Body Works, Inc. .................... 472,259 8,817,075
Best Buy Co., Inc. ........................ 444,682 28,548,584
CarMax, Inc.
(a)
........................... 335,950 13,968,801
Dick's Sporting Goods, Inc. .................. 144,652 28,683,045
Five Below, Inc.
(a)
......................... 123,929 28,315,298
Floor & Decor Holdings, Inc. , Class A
(a) (b)
......... 167,559 8,511,997
GameStop Corp. , Class A
(a) (b)
................. 934,725 21,536,064
Gap, Inc. (The) .......................... 526,116 12,732,007
Home Depot, Inc. (The) .................... 544,379 179,040,809
Lithia Motors, Inc. , Class A .................. 48,515 12,115,166
Lowe's Companies, Inc. .................... 1,288,085 304,348,724
O'Reilly Automotive, Inc.
(a)
................... 157,264 14,517,040
Penske Automotive Group, Inc. ............... 42,085 6,292,549
RH
(a) (b)
................................ 28,829 4,030,871
Ross Stores, Inc. ......................... 585,936 126,931,316
TJX Companies, Inc. (The) .................. 1,285,525 205,298,342
Ulta Beauty, Inc.
(a)
........................ 77,669 40,598,363
Valvoline, Inc.
(a)
.......................... 33,025 1,112,282
Wayfair, Inc. , Class A
(a) (b)
.................... 184,117 13,847,440
Williams-Sonoma, Inc. ..................... 224,558 40,943,660
1,221,386,568
a
Technology Hardware, Storage & Peripherals  —  1 .0%
Dell Technologies, Inc. , Class C ............... 618,707 101,548,380
Everpure, Inc. , Class A
(a)
.................... 103,841 6,130,773
Hewlett Packard Enterprise Co. ............... 3,058,140 72,814,313
HP, Inc. ............................... 2,108,579 40,505,803
NetApp, Inc. ............................ 278,784 28,544,694
Sandisk Corp.
(a)
.......................... 328,725 208,852,141
Super Micro Computer, Inc.
(a) (b)
................ 642,167 14,622,143
Western Digital Corp.
(b)
..................... 781,988 211,519,934
684,538,181
a
Textiles, Apparel & Luxury Goods  —  0 .4%
Amer Sports, Inc.
(a)
........................ 340,083 11,195,532
Birkenstock Holding PLC
(a) (b)
................. 69,170 2,478,361
Columbia Sportswear Co. ................... 59,288 3,249,575
Crocs, Inc.
(a)
............................ 115,301 9,572,289
Lululemon Athletica, Inc.
(a)
................... 101,724 15,573,945
NIKE, Inc. , Class B ....................... 2,691,155 142,146,807

iShares
®
Russell 1000 Value ETF
Schedule of Investments
(continued)
March 31, 2026
(Percentages shown are based on Net Assets)
29
Schedule of Investments
Security Shares Value
a
Textiles, Apparel & Luxury Goods (continued)
PVH Corp.
(b)
............................ 108,920 $ 7,598,259
Ralph Lauren Corp. , Class A ................. 80,881 27,822,255
Tapestry, Inc. ............................ 39,041 5,509,076
Under Armour, Inc. , Class A
(a) (b)
............... 432,745 2,557,523
Under Armour, Inc. , Class C , NVS
(a) (b)
........... 420,702 2,435,865
VF Corp. .............................. 800,562 13,601,548
243,741,035
a
Tobacco  —  1 .2%
Altria Group, Inc. ......................... 3,876,853 255,833,529
Philip Morris International, Inc. ................ 3,580,664 592,026,986
847,860,515
a
Trading Companies & Distributors  —  0 .6%
Air Lease Corp. , Class A .................... 241,273 15,668,269
Applied Industrial Technologies, Inc. ............ 85,806 22,766,048
Core & Main, Inc. , Class A
(a)
.................. 181,584 8,970,250
Fastenal Co. ............................ 472,814 21,938,569
Ferguson Enterprises, Inc. ................... 412,919 96,317,486
MSC Industrial Direct Co., Inc. , Class A .......... 100,146 9,240,471
QXO, Inc.
(a) (b)
............................ 1,477,226 28,687,729
SiteOne Landscape Supply, Inc.
(a)
.............. 68,237 9,083,027
United Rentals, Inc. ....................... 145,732 106,174,506
Watsco, Inc. ............................ 80,034 29,115,569
WESCO International, Inc. ................... 108,994 29,822,938
WW Grainger, Inc. ........................ 14,733 16,070,904
393,855,766
a
Security Shares Value
a
Water Utilities  —  0 .1%
American Water Works Co., Inc. ............... 447,774 $ 60,937,564
Essential Utilities, Inc. ...................... 646,448 26,032,461
86,970,025
a
Wireless Telecommunication Services  —  0 .4%
Millicom International Cellular SA .............. 228,570 17,129,036
T-Mobile U.S., Inc. ........................ 1,107,457 232,599,194
249,728,230
a
Total Long-Term Investments — 99.8%
(Cost: $ 58,619,146,458 ) .............................. 69,677,450,276
a
Short-Term Securities
Money Market Funds  —  0 .9%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.77%
(c) (d) (e)
...................... 534,493,045 534,599,944
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.62%
(c) (d)
............................ 98,660,484 98,660,484
a
Total Short-Term Securities — 0.9%
(Cost: $ 633,023,977 ) ................................ 633,260,428
Total Investments — 100.7%
(Cost: $ 59,252,170,435 ) .............................. 70,310,710,704
Liabilities in Excess of Other Assets — ( 0 .7 ) % ............... (468,383,642)
Net Assets — 100.0% ................................. $ 69,842,327,062
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended March 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/26
  Shares Held
at 03/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 699,490,732 $ — $ (164,727,491)
(a)
$ (42,582) $ (120,715) $ 534,599,944 534,493,045 $ 4,441,568
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 108,886,169 — (10,225,685)
(a)
— — 98,660,484 98,660,484 4,212,004 —
BlackRock, Inc. ... 346,562,170 94,262,656 (112,182,637) 37,264,855 (28,695,935) 337,211,109 350,637 7,355,660 —
$ — $ 37,222,273 $ (28,816,650)
$ 970,471,537
$ 16,009,232 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(continued)
March 31, 2026
iShares
®
Russell 1000 Value ETF
30
2026
iShares Annual Financial Statements and Additional Information
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended March 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Russell 1000 Value Index .......................................................... 1,468 06/18/26 $ 155,336 $ (175,997)
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts – –
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 175,997 $ — $ — $ — $ 175,997
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts ................................. $ — $ — $ 14,745,360 $ — $ — $ — $ 14,745,360
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts ................................. $ — $ — $ (2,763,430) $ — $ — $ — $ (2,763,430)
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 146,715,483
a

iShares
®
Russell 1000 Value ETF
Schedule of Investments
(continued)
March 31, 2026
31
Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 69,677,450,276  $ —  $ —  $ 69,677,450,276
Short-Term Securities
Money Market Funds ...................................... 633,260,428  —  —  633,260,428
$ 70,310,710,704  $ —  $ —  $ 70,310,710,704
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (175,997) $ —  $ —  $ (175,997)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

2026
iShares Annual Financial Statements and Additional Information
Statements of Assets and Liabilities
March 31, 2026
See notes to financial statements.
iShares
Russell 1000 ETF
iShares
Russell 1000 Growth
ETF
iShares
Russell 1000 Value
ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
.................................................... $ 42,402,936,215  $ 111,700,116,546  $ 69,340,239,167
Investments, at value — affiliated
(c)
....................................................... 459,078,764  706,295,229  970,471,537
Cash ........................................................................... 370,048  1,195,423  553,846
Cash pledged:
Futures contracts ................................................................. 5,780,000  14,927,000  11,647,740
Receivables:
Securities lending income — affiliated ................................................... 76,211  167,112  150,923
Capital shares sold ................................................................ 772,429  446,849  314,319
Dividends — unaffiliated ............................................................ 22,921,068  19,367,942  60,568,373
Dividends — affiliated .............................................................. 184,131  418,945  387,356
Variation margin on futures contracts .................................................... 2,176,524  5,580,558  2,874,004
Total assets ......................................................................
42,894,295,390  112,448,515,604  70,387,207,265
LIABILITIES
Collateral on securities loaned .......................................................... 291,004,818  550,772,672  534,243,251
Payables:
Investments purchased ............................................................. 32,044,537  —  —
Capital shares redeemed ............................................................ 1,802,334  74,475  —
Investment advisory fees ............................................................ 5,681,231  17,520,357  10,636,952
Total liabilities .....................................................................
330,532,920  568,367,504  544,880,203
Commitments and contingent liabilities
NET ASSETS .....................................................................
$ 42,563,762,470  $ 111,880,148,100  $ 69,842,327,062
NET ASSETS CONSIST OF:
Paid-in capital ..................................................................... $ 41,761,406,657  $ 84,573,317,810  $ 63,748,764,047
Accumulated earnings ............................................................... 802,355,813  27,306,830,290  6,093,563,015
NET ASSETS .....................................................................
$ 42,563,762,470  $ 111,880,148,100  $ 69,842,327,062
NET ASSET VALUE
Shares outstanding ................................................................. 119,300,000  1,049,600,000
(d)
326,650,000
Net asset value .................................................................... $ 356.78  $ 106.59
(d)
$ 213.81
Shares authorized .................................................................. Unlimited Unlimited Unlimited
Par value ........................................................................ None None None
(a)
Securities loaned, at value .......................................................... $ 296,455,188  $ 569,979,039  $ 546,139,715
(b)
Investments, at cost — unaffiliated ..................................................... $ 39,827,153,060  $ 79,465,203,946  $ 58,336,813,810
(c)
Investments, at cost — affiliated ....................................................... $ 460,104,838  $ 705,922,746  $ 915,356,625
(d)
Shares outstanding and net asset value per share reflect a four-for-one stock split effective after the close of trading on April 28, 2026, for shareholders of record on April 27,2026.

Statements of Operations
Statements of Operations
Year Ended March 31, 2026
See notes to financial statements.
iShares
Russell 1000 ETF
iShares
Russell 1000 Growth
ETF
iShares
Russell 1000 Value
ETF
INVESTMENT INCOME
Dividends — unaffiliated ............................................................ $ 522,769,706  $ 638,115,634  $ 1,258,611,482
Dividends — affiliated .............................................................. 4,499,119  5,888,959  11,567,664
Interest — unaffiliated .............................................................. 207,221  520,456  524,224
Securities lending income — affiliated — net ............................................... 1,834,145  2,248,362  4,441,568
Foreign taxes withheld ............................................................. (145,463) (362,946) (219,668)
Total investment income ..............................................................
529,164,728  646,410,465  1,274,925,270
EXPENSES
Investment advisory ............................................................... 64,456,142  208,497,101  117,668,328
Interest expense ................................................................. 552  841  1,729
Total expenses .................................................................... 64,456,694  208,497,942  117,670,057
Net investment income ...............................................................
464,708,034  437,912,523  1,157,255,213
—  —  —
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated ......................................................... (264,596,638) (37,178,225) (738,062,732)
Investments — affiliated ........................................................... 47,316  59,194  (258,341)
Futures contracts ............................................................... 9,490,705  16,877,414  14,745,360
In-kind redemptions — unaffiliated
(a)
................................................... 7,369,828,787  12,788,067,182  5,763,347,893
In-kind redemptions — affiliated
(a)
.................................................... 17,400,186  —  37,480,614
7,132,170,356  12,767,825,565  5,077,252,794
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ......................................................... (912,180,315) 4,671,701,673  3,243,822,360
Investments — affiliated ........................................................... (15,569,336) (177,388) (28,816,650)
Futures contracts ............................................................... (1,623,192) (2,081,989) (2,763,430)
(929,372,843) 4,669,442,296  3,212,242,280
Net realized and unrealized gain ........................................................
6,202,797,513  17,437,267,861  8,289,495,074
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............................
$ 6,667,505,547  $ 17,875,180,384  $ 9,446,750,287
(a)
See Note 2 of the Notes to Financial Statements.

2026
iShares Annual Financial Statements and Additional Information
Statements of Changes in Net Assets
See notes to financial statements.
iShares
Russell 1000 ETF
iShares
Russell 1000 Growth ETF
Year Ended
03/31/26
Year Ended
03/31/25
Year Ended
03/31/26
Year Ended
03/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ......................................... $ 464,708,034  $ 439,226,235  $ 437,912,523  $ 459,725,163
Net realized gain ............................................. 7,132,170,356  6,239,532,536  12,767,825,565  10,329,999,586
Net change in unrealized appreciation (depreciation) ..................... (929,372,843) (3,959,110,198) 4,669,442,296  (4,076,646,876)
Net increase in net assets resulting from operations ........................
6,667,505,547  2,719,648,573  17,875,180,384  6,713,077,873
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ..............
(464,719,340) (440,057,087) (444,018,989) (471,421,216)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ......
(804,662,356) (558,916,093) (1,889,597,425) 924,103,611
NET ASSETS
Total increase in net assets ........................................ 5,398,123,851  1,720,675,393  15,541,563,970  7,165,760,268
Beginning of year ...............................................
37,165,638,619  35,444,963,226  96,338,584,130  89,172,823,862
End of year ...................................................
$ 42,563,762,470  $ 37,165,638,619  $ 111,880,148,100  $ 96,338,584,130
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
Russell 1000 Value ETF
Year Ended
03/31/26
Year Ended
03/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................................................ $ 1,157,255,213  $ 1,128,599,360
Net realized gain ................................................................................ 5,077,252,794  3,220,039,890
Net change in unrealized appreciation (depreciation) ........................................................ 3,212,242,280  (381,334,247)
Net increase in net assets resulting from operations ...........................................................
9,446,750,287  3,967,305,003
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .................................................
(1,155,676,077) (1,130,617,738)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions .........................................
(399,478,763) 2,933,153,591
NET ASSETS
Total increase in net assets ........................................................................... 7,891,595,447  5,769,840,856
Beginning of year ..................................................................................
61,950,731,615  56,180,890,759
End of year ......................................................................................
$ 69,842,327,062  $ 61,950,731,615
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

2026
iShares Annual Financial Statements and Additional Information
Financial Highlights
(For a share outstanding throughout each period)
See notes to financial statements.
iShares Russell 1000 ETF
Year Ended
03/31/26
Year Ended
03/31/25
Year Ended
03/31/24
Year Ended
03/31/23
Year Ended
03/31/22
Net asset value, beginning of year ..........................
$ 306.65  $ 288.17  $ 225.22  $ 250.07  $ 223.72
Net investment income
(a)
................................ 3 .81  3 .62  3 .44  3 .31  2 .88
Net realized and unrealized gain (loss)
(b)
......................
50.09  18.51  62.99  (24.81) 26.40
Net increase (decrease) from investment operations ...............
53.90  22.13  66.43  (21.50) 29.28
Distributions from net investment income
(c)
...................... ( 3 .77 ) ( 3 .65 ) ( 3 .48 ) ( 3 .35 ) ( 2 .93 )
Net asset value, end of year ..............................
$ 356.78  $ 306.65  $ 288.17  $ 225.22  $ 250.07
Total Return
(d)
– – – – –
Based on net asset value .................................
17.58% 7 .66% 29.73% ( 8 .51 ) % 13.09%
Ratios to Average Net Assets
(e)
– – – – –
Total expenses ........................................
0 .15% 0 .15% 0 .15% 0 .15% 0 .15%
Net investment income ...................................
1 .08% 1 .17% 1 .39% 1 .51% 1 .17%
Supplemental Data
Net assets, end of year (000) ...............................
$ 42,563,762  $ 37,165,639  $ 35,444,963  $ 28,366,122  $ 30,420,468
Portfolio turnover rate
(f)
...................................
3% 3% 3% 5% 6%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.

Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares Russell 1000 Growth ETF
Year Ended
03/31/26
(a)
Year Ended
03/31/25
(a)
Year Ended
03/31/24
(a)
Year Ended
03/31/23
(a)
Year Ended
03/31/22
(a)
Net asset value, beginning of year ..........................
$ 90.22  $ 84.27  $ 61.12  $ 69.35  $ 60.76
Net investment income
(b)
................................ 0 .42  0 .44  0 .47  0 .49  0 .38
Net realized and unrealized gain (loss)
(c)
......................
16.37  5 .96  23.17  ( 8 .20 ) 8 .60
Net increase (decrease) from investment operations ...............
16.79  6 .40  23.64  ( 7 .71 ) 8 .98
Distributions from net investment income
(d)
...................... ( 0 .42 ) ( 0 .45 ) ( 0 .49 ) ( 0 .52 ) ( 0 .39 )
Net asset value, end of year ..............................
$ 106.59  $ 90.22  $ 84.27  $ 61.12  $ 69.35
Total Return
(e)
– – – – –
Based on net asset value .................................
18.60% 7 .57% 38.81% (11.06) % 14.77%
Ratios to Average Net Assets
(f)
– – – – –
Total expenses ........................................
0 .18% 0 .18% 0 .19% 0 .19% 0 .18%
Net investment income ...................................
0 .38% 0 .47% 0 .66% 0 .85% 0 .55%
Supplemental Data
Net assets, end of year (000) ...............................
$ 111,880,148  $ 96,338,584  $ 89,172,824  $ 63,553,260  $ 70,734,758
Portfolio turnover rate
(g)
...................................
16% 13% 12% 14% 13%
(a)
Per share amounts reflect a four-for-one stock split effective after the close of trading on April 28, 2026.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Portfolio turnover rate excludes in-kind transactions, if any.

2026
iShares Annual Financial Statements and Additional Information
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares Russell 1000 Value ETF
Year Ended
03/31/26
Year Ended
03/31/25
Year Ended
03/31/24
Year Ended
03/31/23
Year Ended
03/31/22
Net asset value, beginning of year ..........................
$ 188.10  $ 179.18  $ 152.35  $ 165.88  $ 151.43
Net investment income
(a)
................................ 3 .61  3 .53  3 .40  3 .24  2 .83
Net realized and unrealized gain (loss)
(b)
......................
25.68  8 .89  26.77  (13.46) 14.44
Net increase (decrease) from investment operations ...............
29.29  12.42  30.17  (10.22) 17.27
Distributions from net investment income
(c)
...................... ( 3 .58 ) ( 3 .50 ) ( 3 .34 ) ( 3 .31 ) ( 2 .82 )
Net asset value, end of year ..............................
$ 213.81  $ 188.10  $ 179.18  $ 152.35  $ 165.88
Total Return
(d)
– – – – –
Based on net asset value .................................
15.68% 6 .98% 20.08% ( 6 .07 ) % 11.45%
Ratios to Average Net Assets
(e)
– – – – –
Total expenses ........................................
0 .18% 0 .18% 0 .19% 0 .19% 0 .18%
Net investment income ...................................
1 .79% 1 .91% 2 .14% 2 .12% 1 .75%
Supplemental Data
Net assets, end of year (000) ...............................
$ 69,842,327  $ 61,950,732  $ 56,180,891  $ 50,595,080  $ 57,965,518
Portfolio turnover rate
(f)
...................................
14% 15% 14% 15% 17%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.

Notes to Financial Statements

Notes to Financial Statements
1. Organization
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Taxes:  The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of March 31, 2026, if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash:  The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income, and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting: The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each
Fund’s financial statements.
iShares ETF
Diversification
Classification
Russell 1000 ............................................................................................................... Diversified
Russell 1000 Growth
(a)
........................................................................................................ Diversified
Russell 1000 Value .......................................................................................................... Diversified
(a)
The Fund intends to be diversified in approximately the same proportion as its underlying index is diversified. The Fund may become non-diversified, as defined in the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of its underlying index. Shareholder approval will not be sought if the Fund crosses from diversified to non-diversified status due solely to a change in its relative market capitalization or index weighting of one or more constituents of its underlying index.

Notes to Financial Statements
(continued)

2026
iShares Annual Financial Statements and Additional Information
Recent Accounting Standard: The Funds adopted Financial Accounting Standards Board Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax
Disclosures (“ASU 2023-09”) during the period. ASU 2023-09 enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The
Funds' adoption of the new standard did not have a material impact on financial statement disclosures and did not affect each Fund’s financial position or results of operations.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments (except ETF options, equity index options or those that are customized) traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation or last available bid (long positions) or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Securities and Other Investments
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Notes to Financial Statements
( continued)

Notes to Financial Statements
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair
Value
(a)
Net Amount
(b)
Russell 1000
Barclays Bank PLC ............................................... $ 29,599,000 $ (29,289,711) $ — $ 309,289
Barclays Capital, Inc. ............................................. 53,555 (51,459) — 2,096
BNP Paribas SA ................................................. 26,542,164 (25,819,101) — 723,063
BofA Securities, Inc. .............................................. 15,056,206 (15,056,206) — —
Citadel Clearing LLC .............................................. 177,978 (172,168) — 5,810
Citigroup Global Markets, Inc. ........................................ 30,388,811 (29,523,740) — 865,071
Goldman Sachs & Co. LLC ......................................... 12,711,055 (12,634,248) — 76,807
Goldman Sachs International ........................................ 36,813,266 (36,702,073) — 111,193
HSBC Bank PLC ................................................ 19,265,511 (18,475,716) — 789,795
J.P. Morgan Securities LLC ......................................... 50,898,355 (49,148,012) — 1,750,343
Jefferies LLC ................................................... 907,669 (864,570) — 43,099
Morgan Stanley ................................................. 27,718,190 (27,426,491) — 291,699
National Financial Services LLC ...................................... 28,560,281 (28,175,946) — 384,335
Natixis SA ..................................................... 3,769,660 (3,769,660) — —
Pershing LLC ................................................... 142,147 (140,004) — 2,143
Scotia Capital (USA), Inc. .......................................... 23,515 (22,099) — 1,416
SG Americas Securities LLC ........................................ 431,834 (421,848) — 9,986
State Street Bank & Trust Co. ........................................ 259,897 (252,269) — 7,628
TD Securities (USA) LLC ........................................... 188,214 (182,529) — 5,685
UBS AG ...................................................... 989,704 (964,943) — 24,761
UBS Securities LLC .............................................. 172,778 (168,084) — 4,694
Virtu Americas LLC ............................................... 2,845,784 (2,820,055) — 25,729
Wells Fargo Bank NA ............................................. 8,408,205 (8,401,018) — 7,187
Wells Fargo Securities LLC ......................................... 531,409 (513,092) — 18,317
$ 296,455,188 $ (290,995,042)
$ —
$ 5,460,146
a
Russell 1000 Growth
Barclays Bank PLC ............................................... 892,772 (875,766) — 17,006
Barclays Capital, Inc. ............................................. 1,181 (1,181) — —
BMO Capital Markets Corp. ......................................... 3,052,896 (3,042,059) — 10,837
BNP Paribas SA ................................................. 139,043,099 (132,789,986) — 6,253,113
BofA Securities, Inc. .............................................. 15,439,643 (15,270,697) — 168,946
Citigroup Global Markets, Inc. ........................................ 37,018,520 (35,889,980) — 1,128,540
Goldman Sachs & Co. LLC ......................................... 26,943,330 (26,422,535) — 520,795
Goldman Sachs International ........................................ 82,225,366 (80,789,518) — 1,435,848
HSBC Bank PLC ................................................ 20,850,232 (19,819,336) — 1,030,896
J.P. Morgan Securities LLC ......................................... 93,004,612 (91,658,467) — 1,346,145
Jefferies LLC ................................................... 1,215,715 (1,211,685) — 4,030
Morgan Stanley ................................................. 61,947,776 (58,293,642) — 3,654,134
National Financial Services LLC ...................................... 20,827,788 (19,000,620) — 1,827,168
Natixis SA ..................................................... 7,694,691 (7,447,310) — 247,381
Pershing LLC ................................................... 795,302 (795,302) — —
Scotia Capital (USA), Inc. .......................................... 66,495 (63,670) — 2,825
SG Americas Securities LLC ........................................ 676,401 (646,744) — 29,657
State Street Bank & Trust Co. ........................................ 60,317 (56,272) — 4,045
TD Securities (USA) LLC ........................................... 56,708 (53,580) — 3,128

Notes to Financial Statements
(continued)

2026
iShares Annual Financial Statements and Additional Information
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. Derivative Financial Instruments
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair
Value
(a)
Net Amount
(b)
UBS AG ...................................................... $ 5,709,998 $ (5,500,189) $ — $ 209,809
UBS Securities LLC .............................................. 6,136,586 (6,120,780) — 15,806
Virtu Americas LLC ............................................... 233,700 (233,700) — —
Wells Fargo Bank NA ............................................. 24,011,240 (23,914,652) — 96,588
Wells Fargo Securities LLC ......................................... 22,074,671 (21,338,130) — 736,541
$ 569,979,039 $ (551,235,801)
$ —
$ 18,743,238
a
Russell 1000 Value
Barclays Bank PLC ............................................... 10,177,745 (10,079,010) — 98,735
Barclays Capital, Inc. ............................................. 4,036,350 (3,942,168) — 94,182
BNP Paribas SA ................................................. 29,437,395 (29,186,287) — 251,108
BofA Securities, Inc. .............................................. 10,926,144 (10,572,735) — 353,409
Citadel Clearing LLC .............................................. 1,788 (1,726) — 62
Citigroup Global Markets, Inc. ........................................ 51,036,577 (49,610,462) — 1,426,115
Goldman Sachs & Co. LLC ......................................... 19,365,827 (19,123,784) — 242,043
Goldman Sachs International ........................................ 97,019,634 (96,123,929) — 895,705
HSBC Bank PLC ................................................ 61,191,235 (59,245,909) — 1,945,326
J.P. Morgan Securities LLC ......................................... 102,818,130 (100,285,678) — 2,532,452
Jefferies LLC ................................................... 209,730 (202,260) — 7,470
Morgan Stanley ................................................. 42,078,325 (40,853,753) — 1,224,572
National Bank of Canada ........................................... 2,299,640 (2,293,530) — 6,110
National Financial Services LLC ...................................... 27,519,541 (27,366,129) — 153,412
Natixis SA ..................................................... 23,733 (23,716) — 17
Pershing LLC ................................................... 899,419 (894,485) — 4,934
RBC Capital Markets LLC .......................................... 726,380 (726,380) — —
Scotia Capital (USA), Inc. .......................................... 471,221 (471,221) — —
SG Americas Securities LLC ........................................ 10,531,426 (10,486,860) — 44,566
State Street Bank & Trust Co. ........................................ 8,279,382 (8,023,044) — 256,338
TD Securities (USA) LLC ........................................... 1,495,734 (1,449,671) — 46,063
UBS AG ...................................................... 18,963,814 (18,407,534) — 556,280
UBS Securities LLC .............................................. 15,578,283 (15,285,955) — 292,328
Virtu Americas LLC ............................................... 5,939,794 (5,827,738) — 112,056
Wells Fargo Bank NA ............................................. 13,110,693 (12,353,700) — 756,993
Wells Fargo Securities LLC ......................................... 12,001,775 (11,731,934) — 269,841
$ 546,139,715 $ (534,569,598)
$ —
$ 11,570,117
a
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Funds’ Statements of Assets and Liabilities.
(b)
The market value of the loaned securities is determined as of March 31, 2026. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

Notes to Financial Statements
( continued)

Notes to Financial Statements
difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to the iShares Russell 1000 ETF, BFA is entitled to an annual investment advisory fee of 0.15%, accrued daily and paid monthly by the
Fund, based on the average daily net assets of the Fund.
For its investment advisory services to each of the iShares Russell 1000 Growth and iShares Russell 1000 Value ETFs, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:
Distributor:  BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A.
(“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds:
Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash
Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock
Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares
ETF Complex in that calendar year exceeds a specific threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year
84% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the year ended  March 31, 2026 , the Funds paid BTC the following amounts for securities lending agent services:
Aggregate Average Daily Net Assets Investment Advisory Fees
First $121 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.2000%
Over $121 billion, up to and including $181 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.190000
Over $181 billion, up to and including $231 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.180500
Over $231 billion, up to and including $281 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.171475
Over $281 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.162901
iShares ETF Amounts
Russell 1000 .............................................................................................................. $ 566,935
Russell 1000 Growth ........................................................................................................ 832,804
Russell 1000 Value ......................................................................................................... 1,276,147

Notes to Financial Statements
(continued)

2026
iShares Annual Financial Statements and Additional Information
Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by
Rule 17a-7.
For the year ended March 31, 2026 , transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. Purchases and Sales
For the year ended March 31, 2026 , purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the year ended March 31, 2026 , in-kind transactions were as follows:
8. Income Tax Information
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of March 31, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of March 31, 2026 , permanent differences attributable to realized gains (losses) from in-kind redemptions were reclassified to the following accounts:
iShares ETF Purchases Sales
Net Realized
Gain (Loss)
Russell 1000 ...........................................................................
$ 390,660,419 $ 240,940,447 $ (85,665,001)
Russell 1000 Growth .....................................................................
8,086,524,562 8,785,478,902 290,211,574
Russell 1000 Value ......................................................................
7,367,393,125 3,155,417,500 (17,277,074)
iShares ETF Purchases Sales
Russell 1000 ........................................................................................... $ 1,198,439,581  $ 1,141,208,456
Russell 1000 Growth ..................................................................................... 18,072,191,890  18,060,235,655
Russell 1000 Value ...................................................................................... 9,364,177,278  9,186,140,404
iShares ETF In-kind Purchases In-kind Sales
Russell 1000 ........................................................................................... $ 17,959,172,897  $ 18,761,253,975
Russell 1000 Growth ..................................................................................... 18,558,516,671  20,444,499,826
Russell 1000 Value ...................................................................................... 15,690,563,809  16,170,283,000
iShares ETF Paid-in Capital
Accumulated
Earnings (Loss)
Russell 1000 ............................................................................................. $ 7,365,093,805 $ (7,365,093,805)
Russell 1000 Growth ....................................................................................... 12,768,704,757 (12,768,704,757)
Russell 1000 Value ........................................................................................ 5,773,236,837 (5,773,236,837)

Notes to Financial Statements
( continued)
45
Notes to Financial Statements
The tax character of distributions paid was as follows:
As of March 31, 2026, the tax components of accumulated earnings (loss) were as follows:
As of March 31, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries.
A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/
or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and
iShares ETF
Year Ended
03/31/26
Year Ended
03/31/25
Russell 1000
Ordinary income ........................................................................................... $ 464,719,340 $ 440,057,087
Russell 1000 Growth
Ordinary income ........................................................................................... $ 444,018,989 $ 471,421,216
Russell 1000 Value
Ordinary income ........................................................................................... $ 1,155,676,077 $ 1,130,617,738
iShares ETF
Undistributed
Ordinary Income
Non-Expiring Capital
Loss Carryforwards
(a)
Net Unrealized Gains
(Losses)
(b)
Total
Russell 1000 .........................................................
$ 10,126,461 $ (1,678,057,858) $ 2,470,287,210 $ 802,355,813
Russell 1000 Growth ...................................................
2,098,709 (4,856,250,544) 32,160,982,125 27,306,830,290
Russell 1000 Value ....................................................
30,545,894 (4,826,977,484) 10,889,994,605 6,093,563,015
(a)
Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain futures contracts, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies, the characterization of corporate actions and undistributed capital gains from underlying REIT investments.
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Russell 1000 .................................................... $ 40,391,712,006  $ 6,112,075,674  $ (3,641,772,701) $ 2,470,302,973
Russell 1000 Growth .............................................. 80,245,429,650  35,183,894,625  (3,022,912,500) 32,160,982,125
Russell 1000 Value ............................................... 59,420,661,546  16,050,085,943  (5,160,036,785) 10,890,049,158

Notes to Financial Statements
(continued)
46
2026
iShares Annual Financial Statements and Additional Information
receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
10. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional
Year Ended
03/31/26
Year Ended
03/31/25
iShares ETF Shares Amount Shares Amount
Russell 1000
Shares sold ....................................................... 51,200,000  $ 18,026,430,327  45,300,000  $ 14,185,179,022
Shares redeemed ................................................... (53,100,000) (18,831,092,683) (47,100,000) (14,744,095,115)
(1,900,000) $ (804,662,356) (1,800,000) $ (558,916,093)
Russell 1000 Growth
Shares sold ....................................................... 172,200,000
(a)
$ 18,618,127,195  179,600,000
(a)
$ 16,855,017,592
Shares redeemed ................................................... (190,400,000)
(a)
(20,507,724,620) (170,000,000)
(a)
(15,930,913,981)
(18,200,000) $ (1,889,597,425) 9,600,000  $ 924,103,611
Russell 1000 Value
Shares sold ....................................................... 77,700,000  $ 15,772,747,070  69,550,000  $ 12,939,314,693
Shares redeemed ................................................... (80,400,000) (16,172,225,833) (53,750,000) (10,006,161,102)
(2,700,000) $ (399,478,763) 15,800,000  $ 2,933,153,591
(a)
Share transactions reflect four-for-one stock split effective after the close of trading on April 28, 2026.

Notes to Financial Statements
( continued)
47
Notes to Financial Statements
variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or
Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized
Participant, each Fund’s custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund
Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or
Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
11. Subsequent Events
Management’s evaluation of the impact of all subsequent events on the Funds’ financial statements was completed through the date the financial statements were available to be issued and the following items were noted:
The Board authorized a four-for-one stock split for the iShares Russell 1000 Growth ETF, effective after the close of trading on April 28, 2026, for the shareholders of record on April 27, 2026. The impact of the stock split was an increase in the number of shares outstanding by a factor of four, while decreasing the NAV per share by a factor of four, resulting in no effect on the net assets of the Fund. The financial statements for the Fund have been adjusted to reflect the stock split.

Report of Independent Registered Public Accounting Firm
48
2026
iShares Annual Financial Statements and Additional Information
To the Board of Trustees of iShares Trust and Shareholders of each of the three funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (three of the funds constituting iShares Trust, hereafter collectively referred to as the "Funds") as of March 31, 2026, the related statements of operations for the year ended March 31,
2026, the statements of changes in net assets for each of the two years in the period ended March 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended March 31, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of March 31, 2026, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended March 31, 2026 and each of the financial highlights for each of the five years in the period ended
March 31, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the
PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of March 31, 2026 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
May 22, 2026
We have served as the auditor of one or more BlackRock investment companies since 2000.
  iShares Russell 1000 ETF
  iShares Russell 1000 Growth ETF
  iShares Russell 1000 Value ETF

Important Tax Information
(unaudited)
49
Important Tax Information
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended March 31, 2026 :
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified business income for individuals for the fiscal year ended March 31, 2026 :
The following percentages, or maximum percentages allowable by law, of ordinary income distributions paid during the fiscal year ended March 31, 2026 qualified for the dividends-received deduction for corporate shareholders:
iShares ETF
Qualified Dividend
Income
Russell 1000 ............................................................................................................... $ 491,044,497
Russell 1000 Growth ......................................................................................................... 618,052,554
Russell 1000 Value .......................................................................................................... 1,172,354,033
iShares ETF
Qualified Business
Income
Russell 1000 ............................................................................................................... $ 27,230,291
Russell 1000 Growth ......................................................................................................... 11,726,096
Russell 1000 Value .......................................................................................................... 79,578,802
iShares ETF
Dividends-Received
Deduction
Russell 1000 ............................................................................................................... 100 .00%
Russell 1000 Growth ......................................................................................................... 100 .00
Russell 1000 Value .......................................................................................................... 95 .73

Additional Information
50
2026
iShares Annual Financial Statements and Additional Information
Premium/Discount Information
Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com .
Regulation under the Alternative Investment Fund Managers Directive
The Alternative Investment Fund Managers Directive, and its United Kingdom (“UK”) equivalent, (the “AIFMD”) impose detailed and prescriptive obligations on fund managers established in the European Union (the “EU”) and the UK. These do not currently apply to managers established outside of the EU or UK, such as BFA (the “Company”).
However, the Company is required to comply with certain disclosure, reporting and transparency obligations of the AIFMD because it has registered the iShares Russell 1000
Value ETF (the “Fund”) to be marketed to investors in the EU and/or UK.
Report on Remuneration
BlackRock has a clear and well-defined pay-for-performance philosophy, and compensation programs which support that philosophy.
BlackRock operates a total compensation model for remuneration which includes a base salary, which is contractual, and a discretionary bonus scheme. Although all employees are eligible to receive a discretionary bonus, there is no contractual obligation to make a discretionary bonus award to any employees. For senior management and staff who have the ability to materially affect the risk profile of the Fund, a significant percentage of variable remuneration is deferred over time. All employees are subject to a clawback policy.
Remuneration decisions for employees are made once annually in January following the end of the performance year, based on BlackRock’s full-year financial results and other non-financial goals and objectives. Alongside financial performance, individual total compensation is also based on strategic and operating results and other considerations such as management and leadership capabilities. No set formulas are established, and no fixed benchmarks are used in determining annual incentive awards.
Annual incentive awards are paid from a bonus pool which is reviewed throughout the year by BlackRock's independent compensation committee, taking into account both actual and projected financial information together with information provided by the Enterprise Risk and Regulatory Compliance departments in relation to any activities, incidents or events that warrant consideration in making compensation decisions. Individuals are not involved in setting their own remuneration.
Each of the control functions (Enterprise Risk, Legal & Compliance, Finance, Human Resources and Internal Audit) each have their own organizational structures which are independent of the business units and therefore staff members in control functions are remunerated independently of the businesses they oversee. Functional bonus pools for those control functions are determined with reference to the performance of each individual function and the remuneration of the senior members of control functions is directly overseen by BlackRock's independent remuneration committee.
The Company is required under the AIFMD to make quantitative disclosures of remuneration. These disclosures are made in line with BlackRock’s interpretation of currently available regulatory guidance on quantitative remuneration disclosures. As market or regulatory practice develops BlackRock may consider it appropriate to make changes to the way in which quantitative remuneration disclosures are calculated. Where such changes are made, this may result in disclosures in relation to a fund not being comparable to the disclosures made in the prior year, or in relation to other BlackRock fund disclosures in that same year.
Remuneration information at an individual AIF level is not readily available. Disclosures are provided in relation to (a) the staff of the Company; (b) staff who are senior management; (c) staff who have the ability to materially affect the risk profile of the Fund; and (d) staff of companies to which portfolio management and risk management has been formally delegated.
All individuals included in the aggregated figures disclosed are rewarded in line with BlackRock’s remuneration policy for their responsibilities across the relevant BlackRock business area. As all individuals have a number of areas of responsibilities, only the portion of remuneration for those individuals’ services attributable to the Fund is included in the aggregate figures disclosed.
Members of staff and senior management of the Company typically provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of the Company and across the broader BlackRock group. Conversely, members of staff and senior management of the broader BlackRock group may provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of the broader BlackRock group and of the Company. Therefore, the figures disclosed are a sum of individuals’ portion of remuneration attributable to the Company according to an objective apportionment methodology which acknowledges the multiple-service nature of the Company and the broader BlackRock group. Accordingly, the figures are not representative of any individual’s actual remuneration or their remuneration structure.
The amount of the total remuneration awarded to the Company’s staff in respect of the Company’s financial year ending December 31, 2025, was USD 10.34 million.
This figure is comprised of fixed remuneration of USD 0.64 million and variable remuneration of USD 9.70 million. There was a total of 5 beneficiaries of the remuneration described above.
The amount of the aggregate remuneration awarded by the Company in respect of the Company’s financial year ending December 31, 2025, to its senior management was
USD 9.17 million, and to other members of its staff whose actions potentially have a material impact on the risk profile of the Company, or its funds was USD 1.17 million.
Disclosures under the EU Sustainable Finance Disclosure Regulation
The iShares Russell 1000 Value ETF (the “Fund”) is registered under the Alternative Investment Fund Managers Directive to be marketed to European Union (“EU”) investors, as noted above. As a result, certain disclosures are required under the EU Sustainable Finance Disclosure Regulation (“SFDR”).
The Fund has not been categorized under the SFDR as an “Article 8” or “Article 9” product. In addition, the Fund's investment strategy does not take into account the criteria for environmentally sustainable economic activities under the EU sustainable investment taxonomy regulation or principal adverse impacts (“PAIs”) on sustainability factors

51
Additional Information
Additional Information
( continued)
under the SFDR. PAIs are identified under the SFDR as the material impacts of investment decisions on sustainability factors relating to environmental, social and employee matters, respect for human rights, and anti-corruption and anti-bribery matters.
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
Go to icsdelivery.com
If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA’s investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com .

Glossary of Terms Used in these Financial Statements
52
2026
iShares Annual Financial Statements and Additional Information
Portfolio Abbreviation
NVS Non-Voting Shares
REIT Real Estate Investment Trust

Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by FTSE Russell, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

March 31, 2026
2026 Annual Financial Statements and
Additional Information
iShares Trust
iShares U.S. Aerospace & Defense ETF | ITA | Cboe BZX Exchange
iShares U.S. Broker-Dealers & Securities Exchanges ETF | IAI | NYSE Arca
iShares U.S. Healthcare Providers ETF | IHF | NYSE Arca
iShares U.S. Home Construction ETF | ITB | Cboe BZX Exchange
iShares U.S. Infrastructure ETF | IFRA | Cboe BZX Exchange
iShares U.S. Insurance ETF | IAK | NYSE Arca
iShares U.S. Manufacturing ETF | MADE | NYSE Arca
iShares U.S. Medical Devices ETF | IHI | NYSE Arca
iShares U.S. Oil & Gas Exploration & Production ETF | IEO | Cboe BZX Exchange
iShares U.S. Oil Equipment & Services ETF | IEZ | NYSE Arca
iShares U.S. Pharmaceuticals ETF | IHE | NYSE Arca
iShares U.S. Real Estate ETF | IYR | NYSE Arca
iShares U.S. Regional Banks ETF | IAT | NYSE Arca
iShares U.S. Telecommunications ETF | IYZ | Cboe BZX Exchange

Page
2

Important Tax Information
(unaudited)
................................................................................................. 89
Additional Information .................................................................................................... 90
Glossary of Terms Used in these Financial Statements ................................................................................ 92

iShares
®
U.S. Aerospace & Defense ETF
Schedule of Investments
March 31, 2026
(Percentages shown are based on Net Assets)
3
Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  99 .9%
AAR Corp.
(a) (b)
............................ 440,133 $ 48,176,958
AeroVironment, Inc.
(a) (b)
...................... 358,649 65,650,699
Archer Aviation, Inc. , Class A
(a) (b)
................ 6,938,082 35,869,884
Astronics Corp.
(a) (b)
......................... 356,483 23,788,111
ATI, Inc.
(a) (b)
.............................. 1,532,997 222,989,744
Axon Enterprise, Inc.
(a) (b)
..................... 890,368 378,130,386
Beta Technologies, Inc. , Class A
(a) (b)
............. 348,409 5,121,612
Boeing Co. (The)
(a)
......................... 5,991,146 1,192,417,788
BWX Technologies, Inc. ..................... 1,031,601 210,952,088
Cadre Holdings, Inc. ........................ 325,512 9,986,708
Carpenter Technology Corp. .................. 562,024 221,521,760
Curtiss-Wright Corp. ........................ 416,018 283,358,180
Ducommun, Inc.
(a)
......................... 155,036 18,914,392
FTAI Aviation Ltd. .......................... 1,157,503 283,588,235
General Dynamics Corp. ..................... 1,859,371 638,173,315
General Electric Co. ........................ 8,971,275 2,545,778,707
HEICO Corp.
(b)
........................... 454,348 124,582,222
HEICO Corp. , Class A ....................... 874,747 184,650,344
Hexcel Corp. ............................. 857,040 69,360,247
Howmet Aerospace, Inc. ..................... 2,614,496 602,536,748
Huntington Ingalls Industries, Inc. ............... 442,790 168,215,921
Intuitive Machines, Inc. , Class A
(a) (b)
.............. 1,267,556 23,525,839
Karman Holdings, Inc.
(a) (b)
.................... 866,668 69,376,773
Kratos Defense & Security Solutions, Inc.
(a) (b)
....... 2,083,179 146,884,951
L3Harris Technologies, Inc. ................... 1,806,235 623,422,010
Leonardo DRS, Inc. ........................ 869,813 38,724,075
Loar Holdings, Inc.
(a) (b)
....................... 401,113 22,979,764
Lockheed Martin Corp. ...................... 1,013,039 612,270,641
Mercury Systems, Inc.
(a) (b)
.................... 595,433 43,413,020
Moog, Inc. , Class A ........................ 320,977 93,930,709
National Presto Industries, Inc.
(b)
................ 59,675 8,179,056
Northrop Grumman Corp. .................... 897,378 612,227,167
Red Cat Holdings, Inc.
(a) (b)
.................... 1,184,356 15,503,220
Redwire Corp.
(a) (b)
.......................... 875,930 7,445,405
Security Shares Value
a
Aerospace & Defense (continued)
Rocket Lab Corp.
(a) (b)
....................... 5,303,813 $ 340,610,871
RTX Corp. .............................. 11,481,575 2,214,795,818
StandardAero, Inc.
(a) (b)
....................... 2,138,229 55,230,455
Textron, Inc. ............................. 1,965,127 172,066,520
TransDigm Group, Inc. ...................... 522,863 605,977,302
V2X, Inc.
(a) (b)
............................. 231,107 15,830,830
VSE Corp.
(b)
............................. 324,681 59,871,176
Woodward, Inc. ........................... 672,667 240,760,973
13,356,790,624
a
Leisure Products  —  0 .1%
Smith & Wesson Brands, Inc. .................. 501,652 7,188,673
Sturm Ruger & Co., Inc. ..................... 179,763 7,206,699
14,395,372
a
Total Long-Term Investments — 100.0%
(Cost: $ 10,918,779,159 ) .............................. 13,371,185,996
a
Short-Term Securities
Money Market Funds  —  1 .5%
BlackRock Cash Funds: Institutional, SL Agency Shares ,
3.77%
(c) (d) (e)
............................ 197,260,028 197,299,480
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.62%
(c) (d)
............................. 7,233,156 7,233,156
a
Total Short-Term Securities — 1.5%
(Cost: $ 204,501,455 ) ................................ 204,532,636
Total Investments — 101.5%
(Cost: $ 11,123,280,614 ) .............................. 13,575,718,632
Liabilities in Excess of Other Assets — ( 1 .5 ) % ............... (196,321,961)
Net Assets — 100.0% ................................. $ 13,379,396,671
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended March 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/26
  Shares Held
at 03/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 368,673,886 $ — $ (171,350,127)
(a)
$ (7,067) $ (17,212) $ 197,299,480 197,260,028 $ 674,544
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 8,308,939 — (1,075,783)
(a)
— — 7,233,156 7,233,156 293,521 —
$ — $ (7,067) $ (17,212)
$ 204,532,636
$ 968,065 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(continued)
March 31, 2026
iShares
®
U.S. Aerospace & Defense ETF
4
2026
iShares Annual Financial Statements and Additional Information
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended March 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Industrial Select Sector Index ........................................................ 45 06/18/26 $ 7,395 $ (215,708)
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts – –
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 215,708 $ — $ — $ — $ 215,708
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts .................................. $ — $ — $ 848,960 $ — $ — $ — $ 848,960
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts .................................. $ — $ — $ (151,067) $ — $ — $ — $ (151,067)
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 7,177,548
a

iShares
®
U.S. Aerospace & Defense ETF
Schedule of Investments
(continued)
March 31, 2026
5
Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 13,371,185,996 $ — $ — $ 13,371,185,996
Short-Term Securities
Money Market Funds ...................................... 204,532,636 — — 204,532,636
$ 13,575,718,632 $ — $ — $ 13,575,718,632
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (215,708) $ — $ — $ (215,708)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
March 31, 2026
iShares
®
U.S. Broker-Dealers & Securities Exchanges ETF
(Percentages shown are based on Net Assets)
6
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Common Stocks
Financial Exchanges & Data  —  36 .4%
Cboe Global Markets, Inc. .................... 165,551 $ 46,531,420
CME Group, Inc. , Class A .................... 226,335 66,848,042
Coinbase Global, Inc. , Class A
(a) (b)
............... 345,804 60,380,837
Donnelley Financial Solutions, Inc.
(a)
............. 42,177 1,988,224
FactSet Research Systems, Inc. ................ 58,955 12,792,646
Intercontinental Exchange, Inc. ................ 437,213 68,764,861
MarketAxess Holdings, Inc. ................... 59,543 9,823,404
Miami International Holdings, Inc.
(a) (b)
............. 49,312 1,919,223
Moody's Corp. ............................ 154,037 67,198,641
Morningstar, Inc. .......................... 36,537 6,176,580
MSCI, Inc. , Class A ........................ 116,319 62,697,104
Nasdaq, Inc. ............................. 710,666 60,328,437
S&P Global, Inc. .......................... 160,136 68,112,246
Tradeweb Markets, Inc. , Class A ................ 183,138 21,548,017
555,109,682
a
Investment Banking & Brokerage  —  63 .5%
BGC Group, Inc. , Class A .................... 576,798 5,641,084
Charles Schwab Corp. (The) .................. 1,831,796 172,152,188
Evercore, Inc. , Class A ...................... 61,213 18,272,693
Goldman Sachs Group, Inc. (The) .............. 328,960 278,296,870
Houlihan Lokey, Inc. , Class A .................. 86,763 12,460,902
Interactive Brokers Group, Inc. , Class A ........... 705,106 47,291,459
Jefferies Financial Group, Inc. ................. 262,693 10,841,340
Lazard, Inc. , Class A ........................ 180,653 7,674,139
LPL Financial Holdings, Inc. ................... 126,776 38,138,024
Moelis & Co. , Class A ....................... 98,399 5,608,743
Morgan Stanley ........................... 1,319,732 217,188,295
Oppenheimer Holdings, Inc. , Class A , NVS ........ 9,716 866,570
Security Shares Value
a
Investment Banking & Brokerage (continued)
Perella Weinberg Partners , Class A .............. 107,820 $ 1,958,011
Piper Sandler Companies .................... 108,414 8,299,092
PJT Partners, Inc. , Class A ................... 39,144 5,469,200
Raymond James Financial, Inc. ................ 278,108 40,267,257
Robinhood Markets, Inc. , Class A
(a)
.............. 873,011 60,499,662
Stifel Financial Corp. ....................... 242,737 17,943,119
StoneX Group, Inc.
(a) (b)
...................... 110,824 8,937,956
Virtu Financial, Inc. , Class A ................... 126,405 5,559,292
963,365,896
a
Total Long-Term Investments — 99.9%
(Cost: $ 1,517,649,813 ) ............................... 1,518,475,578
a
Short-Term Securities
Money Market Funds  —  1 .0%
BlackRock Cash Funds: Institutional, SL Agency Shares ,
3.77%
(c) (d) (e)
............................ 12,612,889 12,615,412
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.62%
(c) (d)
............................. 1,934,650 1,934,650
a
Total Short-Term Securities — 1.0%
(Cost: $ 14,550,062 ) ................................. 14,550,062
Total Investments — 100.9%
(Cost: $ 1,532,199,875 ) ............................... 1,533,025,640
Liabilities in Excess of Other Assets — ( 0 .9 ) % ............... (13,107,848)
Net Assets — 100.0% ................................. $ 1,519,917,792
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended March 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/26
  Shares Held
at 03/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 345,956 $ 12,269,107
(a)
$ — $ 418 $ (69) $ 12,615,412 12,612,889 $ 19,192
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. 1,172,453 762,197
(a)
— — — 1,934,650 1,934,650 88,701 —
$ — $ 418 $ (69)
$ 14,550,062
$ 107,893 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

iShares
®
U.S. Broker-Dealers & Securities Exchanges ETF
Schedule of Investments
(continued)
March 31, 2026
7
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended March 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Financial Select Sector Index ........................................................ 10 06/18/26 $ 1,533 $ (655)
E-Mini Russell 2000 Index ............................................................... 3 06/18/26 377 2,773
$ 2,118
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 2,773 $ — $ — $ — $ 2,773
Liabilities — Derivative Financial Instruments
Futures contracts – –
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 655 $ — $ — $ — $ 655
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts .................................. $ — $ — $ (78,086) $ — $ — $ — $ (78,086)
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts .................................. $ — $ — $ (10,670) $ — $ — $ — $ (10,670)
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 6,339,794
a

Schedule of Investments
(continued)
March 31, 2026
iShares
®
U.S. Broker-Dealers & Securities Exchanges ETF
8
2026
iShares Annual Financial Statements and Additional Information
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 1,518,475,578 $ — $ — $ 1,518,475,578
Short-Term Securities
Money Market Funds ...................................... 14,550,062 — — 14,550,062
$ 1,533,025,640 $ — $ — $ 1,533,025,640
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 2,773 $ — $ — $ 2,773
Liabilities
Equity Contracts ........................................... (655) — — (655)
$ 2,118 $ — $ — $ 2,118
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

iShares
®
U.S. Healthcare Providers ETF
Schedule of Investments
March 31, 2026
(Percentages shown are based on Net Assets)
9
Schedule of Investments
Security Shares Value
a
Common Stocks
Health Care Facilities  —  20 .5%
Acadia Healthcare Co., Inc.
(a) (b)
................. 110,646 $ 2,588,010
Brookdale Senior Living, Inc.
(a) (b)
................ 285,470 3,905,230
Community Health Systems, Inc.
(a) (b)
............. 136,340 400,840
Concentra Group Holdings Parent, Inc. ........... 143,257 3,072,863
Encompass Health Corp. .................... 120,789 11,683,920
Ensign Group, Inc. (The) ..................... 69,241 13,952,061
HCA Healthcare, Inc. ....................... 125,659 59,466,865
National HealthCare Corp. .................... 14,886 2,377,294
PACS Group, Inc.
(a)
........................ 52,593 1,689,287
Select Medical Holdings Corp. ................. 132,162 2,152,919
Surgery Partners, Inc.
(a) (b)
.................... 90,893 1,083,445
Tenet Healthcare Corp.
(a)
..................... 105,505 19,909,848
U.S. Physical Therapy, Inc. ................... 18,234 1,366,821
Universal Health Services, Inc. , Class B .......... 66,308 11,867,143
135,516,546
a
Health Care Services  —  36 .0%
Addus HomeCare Corp.
(a) (b)
................... 21,874 2,048,500
AMN Healthcare Services, Inc.
(a)
................ 46,070 844,924
Astrana Health, Inc.
(a)
....................... 51,742 1,268,714
Aveanna Healthcare Holdings, Inc.
(a)
............. 85,186 548,598
BrightSpring Health Services, Inc.
(a) (b)
............ 158,921 6,771,624
Castle Biosciences, Inc.
(a)
.................... 35,006 859,397
Chemed Corp. ............................ 17,005 6,423,469
Cigna Group (The) ......................... 120,281 32,084,957
CorVel Corp.
(a)
............................ 37,422 2,045,112
Cross Country Healthcare, Inc.
(a) (b)
.............. 36,886 346,728
CVS Health Corp. ......................... 1,180,324 84,770,870
DaVita, Inc.
(a)
............................. 40,101 6,163,123
Fulgent Genetics, Inc.
(a) (b)
.................... 24,817 394,590
GeneDx Holdings Corp. , Class A
(a)
.............. 25,653 1,647,436
Guardant Health, Inc.
(a)
...................... 154,670 14,286,868
Hims & Hers Health, Inc. , Class A
(a) (b)
............ 250,124 5,192,574
Hinge Health, Inc. , Class A
(a) (b)
................. 17,736 683,900
Labcorp Holdings, Inc. ...................... 99,520 26,552,931
LifeStance Health Group, Inc.
(a) (b)
............... 233,650 1,488,350
NeoGenomics, Inc.
(a) (b)
...................... 155,176 1,151,406
OPKO Health, Inc.
(a)
........................ 515,598 587,782
Option Care Health, Inc.
(a)
.................... 190,607 5,131,140
Pediatrix Medical Group, Inc.
(a)
................. 100,957 2,159,470
Pennant Group, Inc. (The)
(a)
................... 41,489 1,264,585
Privia Health Group, Inc.
(a)
.................... 138,978 2,858,777
Quest Diagnostics, Inc. ...................... 132,056 25,880,335
RadNet, Inc.
(a) (b)
........................... 83,648 4,675,087
238,131,247
a
Security Shares Value
a
Health Care Technology  —  6 .2%
Certara, Inc.
(a)
............................ 143,264 $ 816,605
Doximity, Inc. , Class A
(a)
..................... 160,751 3,745,498
Evolent Health, Inc. , Class A
(a)
................. 133,844 305,164
HealthStream, Inc. ......................... 28,465 589,510
HeartFlow, Inc.
(a)
.......................... 21,448 521,830
Phreesia, Inc.
(a) (b)
.......................... 68,688 575,605
Schrodinger, Inc.
(a)
......................... 67,300 764,528
Teladoc Health, Inc.
(a) (b)
...................... 212,845 1,160,005
Veeva Systems, Inc. , Class A
(a)
................ 167,715 29,460,817
Waystar Holding Corp.
(a) (b)
.................... 137,942 3,325,782
41,265,344
a
Managed Health Care  —  37 .2%
Alignment Healthcare, Inc.
(a)
.................. 192,361 3,389,401
Centene Corp.
(a)
.......................... 560,835 18,361,738
Clover Health Investments Corp. , Class A
(a) (b)
....... 478,340 841,878
Elevance Health, Inc. ....................... 108,277 31,698,092
HealthEquity, Inc.
(a)
......................... 102,566 8,571,441
Humana, Inc. ............................ 144,768 25,101,324
Molina Healthcare, Inc.
(a) (b)
.................... 61,827 8,241,539
Progyny, Inc.
(a)
............................ 96,158 1,632,763
UnitedHealth Group, Inc. ..................... 550,002 148,825,041
246,663,217
a
Total Long-Term Investments — 99.9%
(Cost: $ 831,189,329 ) ................................ 661,576,354
a
Short-Term Securities
Money Market Funds  —  2 .0%
BlackRock Cash Funds: Institutional, SL Agency Shares ,
3.77%
(c) (d) (e)
............................ 12,803,362 12,805,922
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.62%
(c) (d)
............................. 420,581 420,581
a
Total Short-Term Securities — 2.0%
(Cost: $ 13,222,136 ) ................................. 13,226,503
Total Investments — 101.9%
(Cost: $ 844,411,465 ) ................................ 674,802,857
Liabilities in Excess of Other Assets — ( 1 .9 ) % ............... (12,819,894)
Net Assets — 100.0% ................................. $ 661,982,963
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended March 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/26
  Shares Held
at 03/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 11,910,381 $ 899,297
(a)
$ — $ (2,563) $ (1,193) $ 12,805,922 12,803,362 $ 51,347
(b)
$ —

Schedule of Investments
(continued)
March 31, 2026
iShares
®
U.S. Healthcare Providers ETF
10
2026
iShares Annual Financial Statements and Additional Information
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended March 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Affiliates (continued)
Affiliated Issuer
Value at
03/31/25
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/26
  Shares Held
at 03/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ...... $ 640,202 $ — $ (219,621)
(a)
$ — $ — $ 420,581 420,581 $ 21,564 $ —
$ — $ (2,563) $ (1,193)
$ 13,226,503
$ 72,911 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Health Care Select Sector Index ...................................................... 3 06/18/26 $ 447 $ (2,064)
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts – –
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 2,064 $ — $ — $ — $ 2,064
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts .................................. $ — $ — $ (164,804) $ — $ — $ — $ (164,804)
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts .................................. $ — $ — $ (8,818) $ — $ — $ — $ (8,818)
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 369,310
a

iShares
®
U.S. Healthcare Providers ETF
Schedule of Investments
(continued)
March 31, 2026
11
Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 661,576,354  $ —  $ —  $ 661,576,354
Short-Term Securities
Money Market Funds ...................................... 13,226,503  —  —  13,226,503
$ 674,802,857  $ —  $ —  $ 674,802,857
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (2,064) $ —  $ —  $ (2,064)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
March 31, 2026
iShares
®
U.S. Home Construction ETF
(Percentages shown are based on Net Assets)
12
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Common Stocks
Building Products  — 16.8%
American Woodmark Corp.
(a)
.................. 77,508 $ 3,087,144
Builders FirstSource, Inc.
(a)
................... 588,823 48,477,798
Fortune Brands Innovations, Inc. ............... 639,704 24,929,265
Gibraltar Industries, Inc.
(a)
.................... 157,312 6,272,029
Griffon Corp. ............................. 208,340 15,142,151
Hayward Holdings, Inc.
(a)
..................... 1,062,379 14,214,631
JELD-WEN Holding, Inc.
(a)(b)
................... 458,312 568,307
Lennox International, Inc. .................... 169,950 78,878,894
Masco Corp. ............................. 1,083,796 65,428,765
Masterbrand, Inc.
(a)(b)
....................... 675,079 5,609,906
Owens Corning ........................... 437,657 47,363,241
Quanex Building Products Corp. ................ 244,718 4,397,582
Simpson Manufacturing Co., Inc. ............... 220,765 37,887,689
Trex Co., Inc.
(a)(b)
.......................... 571,107 20,799,717
UFP Industries, Inc. ........................ 310,186 28,574,334
401,631,453
a
Construction Materials  — 1.3%
Eagle Materials, Inc.
(b)
....................... 167,310 31,696,879
a
Home Furnishings  — 1.8%
Ethan Allen Interiors, Inc. .................... 123,120 2,740,651
La-Z-Boy, Inc. ............................ 219,644 7,059,358
Leggett & Platt, Inc. ........................ 721,171 7,125,169
Mohawk Industries, Inc.
(a)
.................... 276,509 27,225,076
44,150,254
a
Home Improvement Retail  — 10.1%
Floor & Decor Holdings, Inc., Class A
(a)(b)
.......... 573,776 29,147,821
Home Depot, Inc. (The) ..................... 321,342 105,686,170
Lowe's Companies, Inc. ..................... 456,639 107,894,663
242,728,654
a
Homebuilding  — 65.0%
Beazer Homes USA, Inc.
(a)(b)
.................. 261,075 5,023,083
Cavco Industries, Inc.
(a)
...................... 75,379 36,505,296
Century Communities, Inc. ................... 245,459 14,084,437
Champion Homes, Inc.
(a)
..................... 537,091 39,943,458
DR Horton, Inc. ........................... 2,616,526 359,039,698
Dream Finders Homes, Inc., Class A
(a)(b)
........... 279,008 3,883,791
Green Brick Partners, Inc.
(a)(b)
.................. 296,219 19,091,315
Hovnanian Enterprises, Inc., Class A
(a)
............ 45,179 5,010,803
Security Shares Value
a
Homebuilding (continued)
Installed Building Products, Inc.
(b)
............... 219,988 $ 58,329,818
KB Home ............................... 613,386 31,742,725
Lennar Corp., Class A ....................... 2,096,027 182,018,985
Lennar Corp., Class B ...................... 87,936 7,397,176
LGI Homes, Inc.
(a)(b)
........................ 197,262 7,797,767
M/I Homes, Inc.
(a)
.......................... 253,998 31,102,055
Meritage Homes Corp. ...................... 648,296 40,090,625
NVR, Inc.
(a)(b)
............................. 27,138 178,834,806
PulteGroup, Inc. .......................... 1,866,070 219,468,493
Taylor Morrison Home Corp., Class A
(a)(b)
.......... 949,244 55,283,971
Toll Brothers, Inc. .......................... 920,791 125,660,348
TopBuild Corp.
(a)(b)
......................... 271,117 95,243,402
Tri Pointe Homes, Inc.
(a)(b)
.................... 820,359 38,335,376
1,553,887,428
a
Homefurnishing Retail  — 0.1%
Arhaus, Inc., Class A ....................... 289,411 1,962,207
a
Specialty Chemicals  — 4.7%
Sherwin-Williams Co. (The) ................... 349,381 111,994,080
a
Total Long-Term Investments — 99.8%
(Cost: $3,205,164,293) ............................... 2,388,050,955
a
Short-Term Securities
Money Market Funds  —  3.2%
BlackRock Cash Funds: Institutional, SL Agency Shares,
3.77%
(c)(d)(e)
............................ 71,384,909 71,399,185
BlackRock Cash Funds: Treasury, SL Agency Shares,
3.62%
(c)(d)
............................. 3,439,791 3,439,791
a
Total Short-Term Securities — 3.2%
(Cost: $74,837,297) ................................. 74,838,976
Total Investments — 103.0%
(Cost: $3,280,001,590) ............................... 2,462,889,931
Liabilities in Excess of Other Assets — (3.0)% ............... (70,624,284)
Net Assets — 100.0% ................................. $ 2,392,265,647
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended March 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/26
  Shares Held
at 03/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 53,138,348 $ 18,274,231
(a)
$ — $ (7,786) $ (5,608) $ 71,399,185 71,384,909 $ 467,985
(b)
$ —

iShares
®
U.S. Home Construction ETF
Schedule of Investments
(continued)
March 31, 2026
13
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended March 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Affiliates (continued)
Affiliated Issuer
Value at
03/31/25
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/26
  Shares Held
at 03/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ...... $ 4,921,347 $ — $ (1,481,556)
(a)
$ — $ — $ 3,439,791 3,439,791 $ 129,548 $ —
$ — $ (7,786) $ (5,608)
$ 74,838,976
$ 597,533 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P MidCap 400 Index ............................................................. 12 06/18/26 $ 4,076 $ 28,067
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 28,067 $ — $ — $ — $ 28,067
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts .................................. $ — $ — $ 639,481 $ — $ — $ — $ 639,481
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts .................................. $ — $ — $ 28,477 $ — $ — $ — $ 28,477
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 2,888,310
a

Schedule of Investments
(continued)
March 31, 2026
iShares
®
U.S. Home Construction ETF
14
2026
iShares Annual Financial Statements and Additional Information
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 2,388,050,955  $ —  $ —  $ 2,388,050,955
Short-Term Securities
Money Market Funds ...................................... 74,838,976  —  —  74,838,976
$ 2,462,889,931  $ —  $ —  $ 2,462,889,931
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 28,067  $ —  $ —  $ 28,067
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

iShares
®
U.S. Infrastructure ETF
Schedule of Investments
March 31, 2026
(Percentages shown are based on Net Assets)
15
Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  1 .6%
ATI, Inc.
(a)
............................... 210,527 $ 30,623,257
Carpenter Technology Corp. .................. 74,731 29,455,224
60,078,481
a
Aluminum  —  0 .3%
Century Aluminum Co.
(a)
..................... 101,568 5,961,026
Kaiser Aluminum Corp. ...................... 24,556 2,959,244
8,920,270
a
Automotive Parts & Equipment  —  0 .0%
XPEL, Inc.
(a)
............................. 38,838 1,718,970
a
Building Products  —  2 .6%
Advanced Drainage Systems, Inc. .............. 112,899 15,481,840
Apogee Enterprises, Inc. ..................... 32,495 1,089,882
Armstrong World Industries, Inc. ................ 65,882 10,857,354
Builders FirstSource, Inc.
(a) (b)
.................. 167,010 13,749,933
Carlisle Companies, Inc. ..................... 62,723 20,925,647
Gibraltar Industries, Inc.
(a)
.................... 45,233 1,803,440
Insteel Industries, Inc. ....................... 28,568 960,171
Owens Corning ........................... 123,343 13,348,179
Simpson Manufacturing Co., Inc. ............... 64,155 11,010,281
Trex Co., Inc.
(a)
........................... 162,850 5,930,997
95,157,724
a
Coal & Consumable Fuels  —  0 .2%
Energy Fuels, Inc.
(a)
........................ 367,766 6,711,729
a
Commodity Chemicals  —  0 .5%
AdvanSix, Inc. ............................ 39,562 965,313
Hawkins, Inc.
(b)
........................... 29,740 4,568,064
Koppers Holdings, Inc. ...................... 28,706 1,110,348
Olin Corp. ............................... 175,553 5,219,191
Westlake Corp. ........................... 51,837 6,055,598
17,918,514
a
Construction & Engineering  —  12 .6%
AECOM ................................ 200,220 16,982,660
API Group Corp.
(a)
......................... 582,989 23,622,714
Argan, Inc. .............................. 20,722 11,286,237
Bowman Consulting Group Ltd.
(a)
............... 21,455 610,180
Centuri Holdings, Inc.
(a)
...................... 133,080 3,887,267
Comfort Systems USA, Inc. ................... 54,018 74,490,282
Construction Partners, Inc. , Class A
(a) (b)
........... 73,058 8,118,205
EMCOR Group, Inc. ........................ 68,306 50,431,003
Everus Construction Group, Inc.
(a)
............... 79,081 9,336,303
Fluor Corp.
(a)
............................. 224,309 10,464,015
Granite Construction, Inc. .................... 66,910 8,021,171
Great Lakes Dredge & Dock Corp.
(a)
............. 100,599 1,710,183
IES Holdings, Inc.
(a) (b)
....................... 30,363 14,467,059
Legence Corp. , Class A
(a) (b)
................... 54,232 3,061,939
Limbach Holdings, Inc.
(a)
..................... 16,198 1,264,254
MasTec, Inc.
(a)
............................ 93,526 30,091,055
Matrix Service Co.
(a)
........................ 40,699 467,224
MYR Group, Inc.
(a)
......................... 23,665 6,681,103
NWPX Infrastructure, Inc.
(a)
................... 14,404 1,121,495
Orion Group Holdings, Inc.
(a)
.................. 58,185 634,216
Primoris Services Corp.
(b)
.................... 83,091 11,885,337
Quanta Services, Inc. ....................... 230,085 126,321,267
Stantec, Inc. ............................. 176,830 15,278,112
Sterling Infrastructure, Inc.
(a) (b)
................. 46,184 18,809,358
Tutor Perini Corp. ......................... 70,001 5,403,377
Security Shares Value
a
Construction & Engineering (continued)
Valmont Industries, Inc. ...................... 29,945 $ 11,965,124
466,411,140
a
Construction Machinery & Heavy Transportation Equipment  —  5 .1%
Astec Industries, Inc. ....................... 34,983 1,883,485
Caterpillar, Inc. ........................... 219,295 155,361,736
Greenbrier Companies, Inc. (The) ............... 46,518 2,449,173
Manitowoc Co., Inc. (The)
(a)
................... 50,438 587,603
Oshkosh Corp. ........................... 96,281 14,173,526
Terex Corp. .............................. 172,299 10,182,871
Trinity Industries, Inc. ....................... 122,476 3,941,278
188,579,672
a
Construction Materials  —  8 .0%
Amrize Ltd.
(a)
............................. 765,966 42,909,415
CRH PLC ............................... 1,036,631 108,970,651
Eagle Materials, Inc. ........................ 48,457 9,180,179
James Hardie Industries PLC
(a) (b)
............... 903,869 17,119,279
Knife River Corp.
(a) (b)
........................ 87,437 7,139,231
Martin Marietta Materials, Inc. ................. 93,036 54,768,433
United States Lime & Minerals, Inc. .............. 16,640 2,173,350
Vulcan Materials Co. ....................... 202,668 55,186,496
297,447,034
a
Copper  —  0 .1%
Taseko Mines Ltd.
(a) (b)
....................... 554,275 3,575,074
a
Distributors  —  0 .3%
Pool Corp. .............................. 55,427 11,214,545
a
Diversified Chemicals  —  0 .0%
LSB Industries, Inc.
(a)
....................... 77,039 1,147,881
a
Diversified Metals & Mining  —  0 .1%
Compass Minerals International, Inc.
(a)
............ 49,978 1,166,986
United States Antimony Corp.
(a) (b)
............... 189,263 1,652,266
2,819,252
a
Electric Utilities  —  26 .7%
Alliant Energy Corp. ........................ 257,098 18,449,353
American Electric Power Co., Inc. ............... 540,212 70,810,989
Constellation Energy Corp. ................... 336,069 93,847,268
Duke Energy Corp. ........................ 778,042 101,876,819
Edison International ........................ 384,906 28,167,421
Emera, Inc.
(b)
............................. 302,671 15,699,545
Entergy Corp. ............................ 452,809 50,877,619
Evergy, Inc. .............................. 227,560 18,641,715
Eversource Energy ........................ 375,549 26,018,035
Exelon Corp. ............................. 1,024,247 50,208,588
FirstEnergy Corp. ......................... 577,900 29,276,414
Fortis, Inc.
(b)
............................. 507,245 28,299,199
Hawaiian Electric Industries, Inc.
(a) (b)
............. 172,361 2,557,837
IDACORP, Inc. ........................... 54,687 7,818,600
MGE Energy, Inc. .......................... 36,450 2,817,221
NextEra Energy, Inc. ....................... 1,640,498 152,369,454
NRG Energy, Inc. .......................... 203,751 29,776,171
OGE Energy Corp. ......................... 205,920 9,875,923
PG&E Corp. ............................. 2,189,447 38,468,584
Pinnacle West Capital Corp. .................. 120,620 12,152,465
Portland General Electric Co. .................. 125,791 6,637,991
PPL Corp. .............................. 751,472 28,706,230
Southern Co. (The) ........................ 1,120,264 108,127,881
TXNM Energy, Inc. ......................... 107,838 6,304,210
Xcel Energy, Inc. .......................... 623,659 49,543,471
987,329,003
a

Schedule of Investments
(continued)
March 31, 2026
iShares
®
U.S. Infrastructure ETF
(Percentages shown are based on Net Assets)
16
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Environmental & Facilities Services  —  0 .3%
Tetra Tech, Inc. ........................... 402,854 $ 12,133,962
a
Fertilizers & Agricultural Chemicals  —  0 .0%
Intrepid Potash, Inc.
(a)
....................... 16,814 719,135
a
Forest Products  —  0 .3%
Louisiana-Pacific Corp. ...................... 107,261 7,803,238
West Fraser Timber Co. Ltd.
(b)
................. 80,527 5,257,608
13,060,846
a
Gas Utilities  —  1 .7%
Atmos Energy Corp. ........................ 165,032 30,484,711
Chesapeake Utilities Corp. ................... 23,535 2,974,118
MDU Resources Group, Inc. .................. 197,093 4,083,767
New Jersey Resources Corp. .................. 100,336 5,510,453
Northwest Natural Holding Co. ................. 41,121 2,188,460
ONE Gas, Inc. ............................ 62,053 5,344,625
Southwest Gas Holdings, Inc. ................. 68,128 5,920,323
Spire, Inc. ............................... 57,724 5,226,331
61,732,788
a
Independent Power Producers & Energy Traders  —  1 .4%
Vistra Corp. ............................. 334,293 50,254,267
a
Industrial Machinery & Supplies & Components  —  0 .5%
Kornit Digital Ltd.
(a)
......................... 69,546 1,019,544
Luxfer Holdings PLC ....................... 40,787 496,785
Mueller Industries, Inc. ...................... 168,869 18,710,685
20,227,014
a
Multi-Utilities  —  10 .5%
Algonquin Power & Utilities Corp. ............... 768,334 4,717,571
Ameren Corp. ............................ 275,661 30,300,657
Avista Corp. ............................. 81,492 3,271,089
Black Hills Corp. .......................... 75,119 5,214,010
CenterPoint Energy, Inc. ..................... 650,809 28,088,916
CMS Energy Corp. ......................... 305,179 23,675,787
Consolidated Edison, Inc. .................... 361,304 40,892,387
Dominion Energy, Inc. ....................... 879,374 54,362,901
DTE Energy Co. .......................... 207,345 30,317,986
NiSource, Inc. ............................ 477,908 22,299,187
Northwestern Energy Group, Inc. ............... 60,944 4,018,647
Public Service Enterprise Group, Inc. ............ 498,929 40,388,303
Sempra ................................ 653,937 63,543,058
Unitil Corp. .............................. 17,604 919,633
WEC Energy Group, Inc. ..................... 325,646 37,700,037
389,710,169
a
Oil & Gas Exploration & Production  —  0 .2%
Venture Global, Inc. , Class A .................. 479,958 7,564,138
a
Oil & Gas Storage & Transportation  —  8 .1%
Antero Midstream Corp. ..................... 328,353 7,486,448
DT Midstream, Inc. ......................... 101,502 13,669,274
Kinder Morgan, Inc. ........................ 1,944,430 65,196,738
Kinetik Holdings, Inc. , Class A ................. 43,252 2,093,829
ONEOK, Inc. ............................. 629,899 56,936,571
Summit Midstream Corp.
(a)
................... 9,499 287,250
TC Energy Corp. .......................... 1,041,626 65,205,788
Williams Companies, Inc. (The) ................ 1,217,800 88,631,484
299,507,382
a
Security Shares Value
a
Rail Transportation  —  9 .8%
CSX Corp. .............................. 2,886,369 $ 118,485,448
Norfolk Southern Corp. ...................... 348,979 100,156,973
Union Pacific Corp. ........................ 587,612 142,566,423
361,208,844
a
Research & Consulting Services  —  0 .6%
Jacobs Solutions, Inc. ....................... 181,215 23,065,045
a
Specialty Chemicals  —  1 .1%
ASP Isotopes, Inc.
(a)
........................ 174,113 769,579
Eastman Chemical Co. ...................... 176,260 13,452,163
Ecovyst, Inc.
(a)
............................ 167,966 2,160,043
Ingevity Corp.
(a)
........................... 53,895 3,838,941
Solstice Advanced Materials, Inc.
(b)
.............. 246,439 18,768,794
38,989,520
a
Steel  —  3 .8%
Algoma Steel Group, Inc. .................... 138,626 572,525
Cleveland-Cliffs, Inc.
(a)
...................... 874,573 7,390,142
Commercial Metals Co. ...................... 171,507 10,535,675
Metallus, Inc.
(a)
........................... 54,998 898,667
Nucor Corp. ............................. 351,940 59,513,054
Reliance, Inc. ............................ 80,077 24,337,002
Ryerson Holding Corp. ...................... 61,419 1,380,699
Steel Dynamics, Inc. ........................ 210,237 37,842,660
Worthington Steel, Inc. ...................... 50,398 1,529,579
144,000,003
a
Trading Companies & Distributors  —  2 .1%
BlueLinx Holdings, Inc.
(a) (b)
.................... 11,783 638,403
Boise Cascade Co. ........................ 54,651 4,145,278
NPK International, Inc.
(a)
..................... 124,699 1,806,889
United Rentals, Inc. ........................ 97,416 70,973,401
77,563,971
a
Water Utilities  —  1 .3%
American States Water Co. ................... 38,741 2,929,594
American Water Works Co., Inc. ................ 195,190 26,563,407
Artesian Resources Corp. , Class A , NVS .......... 9,076 289,071
California Water Service Group ................ 59,192 2,683,765
Essential Utilities, Inc. ....................... 283,438 11,414,048
H2O America ............................ 38,554 2,261,963
Middlesex Water Co. ....................... 17,716 922,118
York Water Co. (The) ....................... 14,290 435,131
47,499,097
a
Total Long-Term Investments — 99.8%
(Cost: $ 3,221,554,760 ) ............................... 3,696,265,470
a
Short-Term Securities
Money Market Funds  —  1 .0%
BlackRock Cash Funds: Institutional, SL Agency Shares ,
3.77%
(c) (d) (e)
............................ 34,593,259 34,600,178
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.62%
(c) (d)
............................. 2,717,727 2,717,727
a
Total Short-Term Securities — 1.0%
(Cost: $ 37,319,187 ) ................................. 37,317,905
Total Investments — 100.8%
(Cost: $ 3,258,873,947 ) ............................... 3,733,583,375
Liabilities in Excess of Other Assets — ( 0 .8 ) % ............... (30,907,075)
Net Assets — 100.0% ................................. $ 3,702,676,300

iShares
®
U.S. Infrastructure ETF
Schedule of Investments
(continued)
March 31, 2026
17
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended March 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/26
  Shares Held
at 03/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
Artesian Resources
Corp.
(a)
...... $ 16,970,491 $ 9,333,217 $ (806,302) $ (28,962) $ N/A $ N/A N/A $ 578,810 $ —
BlackRock
Cash Funds:
Institutional, SL
Agency Shares 25,497,070 9,116,539
(b)
— (9,217) (4,214) 34,600,178 34,593,259 4,053,917
(c)
—
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ...... 4,467,101 — (1,749,374)
(b)
— — 2,717,727 2,717,727 126,269 —
Luxfer Holdings
PLC
(d)
....... N/A 2,442,333 (183,582) 36,094 N/A N/A N/A 168,556 —
Matrix Service Co.
(d)
N/A 4,889,027 (188,889) 35,178 N/A N/A N/A — —
New Fortress
Energy, Inc.
(d)
.. N/A 7,897,419 (146,348) (18,919) N/A N/A N/A — —
York Water Co.
(The)
(d)
...... N/A 6,113,662 (2,517,605) (734,213) N/A N/A N/A 332,092 —
$ — $ (720,039) $ (4,214)
$ 37,317,905
$ 5,259,644 $ —
(a)
As of the end of the period, the entity was not considered an affiliate.
(b)
Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
(d)
As of the beginning of the period, and as of the end of the period, the entity was not considered an affiliate.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Energy Select Sector Index .......................................................... 3 06/18/26 $ 388 $ 19,062
E-Mini S&P MidCap 400 Index ............................................................. 13 06/18/26 4,415 4,546
E-Mini Utilities Select Sector Index .......................................................... 34 06/18/26 3,172 36,597
$ 60,205
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 60,205 $ — $ — $ — $ 60,205

Schedule of Investments
(continued)
March 31, 2026
iShares
®
U.S. Infrastructure ETF
18
2026
iShares Annual Financial Statements and Additional Information
For the period ended March 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts .................................. $ — $ — $ 325,218 $ — $ — $ — $ 325,218
Swaps ......................................... — — 530 — — — 530
$ — $ — $ 325,748 $ — $ — $ — $ 325,748
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts .................................. $ — $ — $ 65,643 $ — $ — $ — $ 65,643
Swaps ......................................... — — 1,698 — — — 1,698
$ —
$ — $ 67,341 $ — $ — $ — $ 67,341
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 5,043,420
Equity Swaps:
Average notional value - long ............................................................................................ $ 395,508
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ............................................. $ 3,696,265,470 $ — $ — $ 3,696,265,470
Short-Term Securities
Money Market Funds .......................................... 37,317,905 — — 37,317,905
$ 3,733,583,375 $ — $ — $ 3,733,583,375
Derivative Financial Instruments
(a)
Assets
Equity Contracts ............................................... $ 60,205 $ — $ — $ 60,205
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

iShares
®
U.S. Insurance ETF
Schedule of Investments
March 31, 2026
(Percentages shown are based on Net Assets)
19
Schedule of Investments
Security Shares Value
a
Common Stocks
Life & Health Insurance  —  21 .3%
Aflac, Inc. ............................... 153,246 $ 16,812,619
Brighthouse Financial, Inc.
(a)
.................. 25,453 1,524,126
CNO Financial Group, Inc. .................... 42,063 1,727,107
F&G Annuities & Life, Inc. .................... 16,728 423,553
Genworth Financial, Inc. , Class A
(a)
.............. 180,832 1,468,356
Globe Life, Inc. ........................... 35,433 4,931,211
Lincoln National Corp. ...................... 76,286 2,708,153
MetLife, Inc. ............................. 239,485 16,936,379
Oscar Health, Inc. , Class A
(a)
.................. 96,851 1,110,881
Primerica, Inc. ............................ 14,206 3,558,319
Principal Financial Group, Inc. ................. 88,058 7,934,906
Prudential Financial, Inc. ..................... 155,098 15,151,524
Unum Group ............................. 67,854 4,955,378
79,242,512
a
Multi-line Insurance  —  0 .2%
Horace Mann Educators Corp. ................. 18,422 786,251
a
Property & Casualty Insurance  —  78 .2%
Allstate Corp. (The) ........................ 111,591 23,137,278
American Financial Group, Inc. ................ 30,813 3,935,128
American International Group, Inc. .............. 214,882 16,169,871
AMERISAFE, Inc. ......................... 8,522 284,038
Arch Capital Group Ltd.
(a)
.................... 159,113 15,273,257
Assurant, Inc. ............................ 22,292 4,855,421
Assured Guaranty Ltd. ...................... 19,283 1,571,179
Axis Capital Holdings Ltd. .................... 34,625 3,511,321
Bowhead Specialty Holdings, Inc.
(a)
.............. 7,747 173,765
Chubb Ltd. .............................. 156,083 50,872,132
Cincinnati Financial Corp. .................... 69,446 10,927,328
CNA Financial Corp. ........................ 9,709 445,837
Employers Holdings, Inc. ..................... 9,920 408,109
Erie Indemnity Co. , Class A , NVS ............... 11,307 2,841,562
Fidelity National Financial, Inc. ................. 113,604 5,268,954
First American Financial Corp. ................. 45,356 2,734,513
Hanover Insurance Group, Inc. (The) ............ 15,756 2,731,303
Hartford Insurance Group, Inc. (The) ............. 124,141 16,787,587
HCI Group, Inc. ........................... 4,791 740,737
Heritage Insurance Holdings, Inc.
(a)
.............. 10,009 262,736
Kemper Corp. ............................ 26,134 798,655
Kinsale Capital Group, Inc.
(b)
.................. 9,836 3,360,568
Lemonade, Inc.
(a)
.......................... 28,274 1,772,214
Security Shares Value
a
Property & Casualty Insurance (continued)
Loews Corp. ............................. 75,207 $ 8,027,595
Markel Group, Inc.
(a)
........................ 5,613 10,743,675
Mercury General Corp. ...................... 11,843 1,043,960
Old Republic International Corp. ................ 101,331 4,043,107
Palomar Holdings, Inc.
(a)
..................... 11,820 1,412,490
ProAssurance Corp.
(a)
....................... 22,815 563,987
Progressive Corp. (The) ..................... 251,511 49,859,541
RLI Corp. ............................... 40,878 2,331,681
Root, Inc. , Class A
(a)
........................ 6,176 272,794
Safety Insurance Group, Inc. .................. 6,674 484,799
Selective Insurance Group, Inc. ................ 26,743 2,016,155
Skyward Specialty Insurance Group, Inc.
(a)
......... 18,283 798,601
Stewart Information Services Corp. .............. 13,452 828,374
Tiptree, Inc. ............................. 10,662 180,401
Travelers Companies, Inc. (The) ................ 92,793 27,065,862
Trupanion, Inc.
(a)
.......................... 15,143 387,812
United Fire Group, Inc. ...................... 9,857 365,300
Universal Insurance Holdings, Inc. .............. 11,334 387,169
W R Berkley Corp. ......................... 132,621 8,790,120
White Mountains Insurance Group Ltd. ........... 1,089 2,392,489
290,859,405
a
Total Long-Term Investments — 99.7%
(Cost: $ 380,268,856 ) ................................ 370,888,168
a
Short-Term Securities
Money Market Funds  —  0 .8%
BlackRock Cash Funds: Institutional, SL Agency Shares ,
3.77%
(c) (d) (e)
............................ 2,470,570 2,471,064
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.62%
(c) (d)
............................. 749,200 749,200
a
Total Short-Term Securities — 0.8%
(Cost: $ 3,220,368 ) .................................. 3,220,264
Total Investments — 100.5%
(Cost: $ 383,489,224 ) ................................ 374,108,432
Liabilities in Excess of Other Assets — ( 0 .5 ) % ............... (2,035,571)
Net Assets — 100.0% ................................. $ 372,072,861
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended March 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/26
  Shares Held
at 03/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 6,880,552 $ — $ (4,408,949)
(a)
$ (322) $ (217) $ 2,471,064 2,470,570 $ 16,535
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 1,344,410 — (595,210)
(a)
— — 749,200 749,200 42,255 —
$ — $ (322) $ (217)
$ 3,220,264
$ 58,790 $ —

Schedule of Investments
(continued)
March 31, 2026
iShares
®
U.S. Insurance ETF
20
2026
iShares Annual Financial Statements and Additional Information
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended March 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Financial Select Sector Index ......................................................... 8 06/18/26 $ 1,226 $ 10,305
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 10,305 $ — $ — $ — $ 10,305
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts .................................. $ — $ — $ 78,948 $ — $ — $ — $ 78,948
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts .................................. $ — $ — $ (19,469) $ — $ — $ — $ (19,469)
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 1,798,513
a

iShares
®
U.S. Insurance ETF
Schedule of Investments
(continued)
March 31, 2026
21
Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 370,888,168  $ —  $ —  $ 370,888,168
Short-Term Securities
Money Market Funds ...................................... 3,220,264  —  —  3,220,264
$ 374,108,432  $ —  $ —  $ 374,108,432
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 10,305  $ —  $ —  $ 10,305
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
March 31, 2026
iShares
®
U.S. Manufacturing ETF
(Percentages shown are based on Net Assets)
22
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  14 .0%
Axon Enterprise, Inc.
(a)
..................... 500 $ 212,345
Boeing Co. (The)
(a)
........................ 4,982 991,567
BWX Technologies, Inc. .................... 580 118,604
Curtiss-Wright Corp. ....................... 234 159,382
General Dynamics Corp. .................... 1,610 552,584
HEICO Corp. ........................... 255 69,921
Huntington Ingalls Industries, Inc. .............. 249 94,595
Karman Holdings, Inc.
(a) (b)
................... 487 38,984
Kratos Defense & Security Solutions, Inc.
(a)
....... 1,171 82,567
L3Harris Technologies, Inc. .................. 1,185 409,003
Leonardo DRS, Inc. ....................... 489 21,770
Loar Holdings, Inc.
(a)
....................... 226 12,948
Lockheed Martin Corp. ..................... 1,285 776,641
Mercury Systems, Inc.
(a)
.................... 335 24,425
Moog, Inc. , Class A ....................... 181 52,968
Northrop Grumman Corp. ................... 847 577,857
Rocket Lab Corp.
(a)
....................... 2,982 191,504
RTX Corp. ............................. 8,514 1,642,351
StandardAero, Inc.
(a)
....................... 1,203 31,074
Textron, Inc. ............................ 1,105 96,754
TransDigm Group, Inc. ..................... 358 414,908
Woodward, Inc. .......................... 378 135,294
6,708,046
a
Automobile Components  —  0 .4%
LCI Industries ........................... 608 74,772
Patrick Industries, Inc. ..................... 835 92,743
167,515
a
Automobiles  —  6 .9%
Ford Motor Co. .......................... 98,404 1,135,582
General Motors Co. ....................... 22,700 1,691,150
Harley-Davidson, Inc. ...................... 2,966 59,973
Rivian Automotive, Inc. , Class A
(a)
.............. 20,503 308,570
Thor Industries, Inc. ....................... 1,327 106,014
3,301,289
a
Building Products  —  8 .1%
A O Smith Corp. ......................... 1,718 113,285
AAON, Inc. ............................. 1,035 85,646
Carrier Global Corp. ....................... 12,007 676,114
CSW Industrials, Inc. ...................... 251 65,406
Johnson Controls International PLC ............ 9,354 1,224,906
Lennox International, Inc. ................... 488 226,496
Trane Technologies PLC .................... 3,382 1,409,415
Zurn Elkay Water Solutions Corp. .............. 2,268 101,697
3,902,965
a
Commercial Services & Supplies  —  0 .3%
MSA Safety, Inc. ......................... 915 150,014
a
Communications Equipment  —  0 .3%
Ondas, Inc.
(a) (b)
.......................... 2,851 25,773
Vistance Networks, Inc.
(a)
................... 5,564 101,265
127,038
a
Electrical Equipment  —  18 .8%
Acuity, Inc. ............................. 588 164,769
AMETEK, Inc. ........................... 5,780 1,239,001
Atkore, Inc. ............................. 652 38,409
Bloom Energy Corp. , Class A
(a)
................ 4,987 675,689
Eaton Corp. PLC ......................... 5,609 2,006,171
EnerSys ............................... 712 123,689
Eos Energy Enterprises, Inc. , Class A
(a) (b)
......... 6,254 31,020
Security Shares Value
a
Electrical Equipment (continued)
Generac Holdings, Inc.
(a)
.................... 1,134 $ 221,504
Hubbell, Inc. , Class B ...................... 1,027 503,990
Nextpower, Inc. , Class A
(a)
................... 2,869 345,858
NuScale Power Corp. , Class A
(a)
............... 2,950 31,978
nVent Electric PLC ........................ 3,117 368,679
Plug Power, Inc.
(a) (b)
....................... 26,886 60,762
Powell Industries, Inc. ...................... 183 99,018
Regal Rexnord Corp. ...................... 1,283 240,254
Rockwell Automation, Inc. ................... 2,822 1,012,759
Vertiv Holdings Co. , Class A ................. 7,391 1,852,037
9,015,587
a
Electronic Equipment, Instruments & Components  —  14 .8%
Advanced Energy Industries, Inc. .............. 948 305,929
Amphenol Corp. , Class A ................... 14,832 1,874,023
Badger Meter, Inc. ........................ 450 68,558
Belden, Inc. ............................ 987 113,337
Coherent Corp.
(a)
......................... 4,708 1,121,493
Fabrinet
(a)
.............................. 900 469,368
Itron, Inc.
(a)
............................. 884 79,233
Littelfuse, Inc. ........................... 625 212,094
Novanta, Inc.
(a)
.......................... 899 106,181
Ralliant Corp. ........................... 2,833 117,824
TE Connectivity PLC ...................... 7,369 1,540,268
Teledyne Technologies, Inc.
(a)
................. 1,179 713,307
TTM Technologies, Inc.
(a)
.................... 2,595 252,805
Vontier Corp. ............................ 3,556 126,131
7,100,551
a
Industrial Conglomerates  —  3 .9%
Honeywell International, Inc. ................. 8,335 1,883,960
a
Leisure Products  —  0 .2%
Brunswick Corp. ......................... 1,633 118,817
a
Machinery  —  30 .2%
Allison Transmission Holdings, Inc. ............. 2,090 244,655
Caterpillar, Inc. .......................... 2,820 1,997,857
Crane Co. .............................. 749 128,079
Cummins, Inc. ........................... 3,469 1,866,391
Deere & Co. ............................ 3,359 1,892,125
Dover Corp. ............................ 3,387 706,020
Enpro, Inc. ............................. 323 80,960
ESCO Technologies, Inc. ................... 651 183,172
Federal Signal Corp. ...................... 1,527 165,130
Fortive Corp. ............................ 7,870 435,054
Franklin Electric Co., Inc. ................... 585 53,919
Graco, Inc. ............................. 2,534 214,503
JBT Marel Corp. ......................... 1,305 166,870
Lincoln Electric Holdings, Inc. ................ 1,382 344,229
Middleby Corp. (The)
(a)
..................... 1,163 154,191
Mueller Water Products, Inc. , Series A ........... 2,390 65,701
Oshkosh Corp. .......................... 1,588 233,769
PACCAR, Inc. ........................... 13,194 1,523,907
Parker-Hannifin Corp. ...................... 1,929 1,726,918
Pentair PLC ............................ 2,501 217,862
Snap-on, Inc. ........................... 1,303 473,276
SPX Technologies, Inc.
(a)
.................... 762 152,354
Standex International Corp. .................. 304 77,477
Stanley Black & Decker, Inc. ................. 3,889 276,352
Symbotic, Inc. , Class A
(a)
.................... 1,484 78,949
Terex Corp. ............................. 2,855 168,730
Toro Co. (The) ........................... 2,448 228,741
Trinity Industries, Inc. ...................... 2,014 64,811
Watts Water Technologies, Inc. , Class A .......... 419 121,632

iShares
®
U.S. Manufacturing ETF
Schedule of Investments
(continued)
March 31, 2026
(Percentages shown are based on Net Assets)
23
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Security Shares Value
a
Machinery (continued)
Xylem, Inc. ............................. 3,723 $ 444,899
14,488,533
a
Professional Services  —  0 .4%
Amentum Holdings, Inc.
(a)
................... 975 25,428
KBR, Inc. .............................. 806 29,709
Leidos Holdings, Inc. ...................... 811 126,127
Science Applications International Corp. ......... 286 27,147
208,411
a
Semiconductors & Semiconductor Equipment  —  1 .6%
Enphase Energy, Inc.
(a)
..................... 3,286 124,244
First Solar, Inc.
(a)
......................... 2,073 408,920
Qorvo, Inc.
(a)
............................ 2,118 163,933
SolarEdge Technologies, Inc.
(a)
................ 1,501 76,626
773,723
a
Total Long-Term Investments — 99.9%
(Cost: $ 42,609,430 ) ................................. 47,946,449
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  0 .4%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.77%
(c) (d) (e)
...................... 151,795 $ 151,825
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.62%
(c) (d)
............................ 35,832 35,832
a
Total Short-Term Securities — 0.4%
(Cost: $ 187,657 ) ................................... 187,657
Total Investments — 100.3%
(Cost: $ 42,797,087 ) ................................. 48,134,106
Liabilities in Excess of Other Assets — ( 0 .3 ) % ............... (143,587)
Net Assets — 100.0% ................................. $ 47,990,519
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended March 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/26
  Shares Held
at 03/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares . $ 276,266 $ — $ (124,286)
(a)
$ (155) $ — $ 151,825 151,795 $ 3,647
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 21,649 14,183
(a)
— — — 35,832 35,832 1,050 —
$ — $ (155) $ —
$ 187,657
$ 4,697 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Micro E-Mini Russell 2000 Index ............................................................ 2 06/18/26 $ 25 $ 437

Schedule of Investments
(continued)
March 31, 2026
iShares
®
U.S. Manufacturing ETF
24
2026
iShares Annual Financial Statements and Additional Information
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended March 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 437 $ — $ — $ — $ 437
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts .................................. $ — $ — $ 2,672 $ — $ — $ — $ 2,672
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts .................................. $ — $ — $ 776 $ — $ — $ — $ 776
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 17,239
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 47,946,449  $ —  $ —  $ 47,946,449
Short-Term Securities
Money Market Funds ...................................... 187,657  —  —  187,657
$ 48,134,106  $ —  $ —  $ 48,134,106
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 437  $ —  $ —  $ 437
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

iShares
®
U.S. Medical Devices ETF
Schedule of Investments
March 31, 2026
(Percentages shown are based on Net Assets)
25
Schedule of Investments
Security Shares Value
a
Common Stocks
Health Care Equipment  —  95 .4%
Abbott Laboratories ........................ 5,283,674 $ 542,474,810
Alphatec Holdings, Inc.
(a) (b)
.................... 495,201 5,387,787
AngioDynamics, Inc.
(a)
...................... 178,435 2,028,806
Artivion, Inc.
(a)
............................ 182,265 6,674,544
AtriCure, Inc.
(a) (b)
.......................... 215,237 6,140,712
Axogen, Inc.
(a)
............................ 216,948 7,187,487
Baxter International, Inc.
(b)
.................... 2,229,398 37,453,887
Becton Dickinson & Co. ..................... 929,253 146,106,449
Beta Bionics, Inc.
(a) (b)
....................... 173,444 1,737,909
Boston Scientific Corp.
(a)
..................... 2,177,602 136,644,526
Butterfly Network, Inc. , Class A
(a) (b)
.............. 891,051 3,599,846
CONMED Corp. ........................... 134,071 4,740,751
Dexcom, Inc.
(a) (b)
.......................... 1,667,705 104,731,874
Edwards Lifesciences Corp.
(a) (b)
................ 1,781,955 142,698,956
Enovis Corp.
(a)
............................ 247,586 5,632,582
Envista Holdings Corp.
(a)
..................... 710,776 18,032,387
GE HealthCare Technologies, Inc. .............. 1,974,866 140,570,962
Glaukos Corp.
(a)
........................... 248,974 26,804,541
Globus Medical, Inc. , Class A
(a) (b)
............... 482,760 41,594,602
Hologic, Inc.
(a)
............................ 964,431 72,901,339
IDEXX Laboratories, Inc.
(a)
.................... 252,492 141,872,730
Inspire Medical Systems, Inc.
(a)
................ 112,597 5,807,753
Insulet Corp.
(a)
............................ 304,830 63,965,527
Integer Holdings Corp.
(a)
..................... 151,690 13,348,720
Integra LifeSciences Holdings Corp.
(a) (b)
........... 290,007 2,731,866
Intuitive Surgical, Inc.
(a)
...................... 1,079,084 497,446,933
iRadimed Corp. ........................... 34,696 3,339,837
IRhythm Holdings, Inc.
(a) (b)
.................... 139,764 16,494,947
LeMaitre Vascular, Inc. ...................... 90,358 9,864,383
LivaNova PLC
(a)
........................... 236,929 15,059,207
Masimo Corp.
(a)
........................... 197,844 35,190,512
Medtronic PLC ........................... 1,704,240 147,672,396
Novocure Ltd.
(a) (b)
.......................... 441,170 4,808,753
Omnicell, Inc.
(a)
........................... 194,285 6,485,233
Orthofix Medical, Inc.
(a)
...................... 171,441 1,966,428
Security Shares Value
a
Health Care Equipment (continued)
Penumbra, Inc.
(a)
.......................... 169,992 $ 55,820,273
PROCEPT BioRobotics Corp.
(a)
................ 241,915 6,050,294
QuidelOrtho Corp.
(a)
........................ 294,097 4,832,014
SI-BONE, Inc.
(a) (b)
.......................... 167,187 2,111,572
STERIS PLC ............................. 424,979 93,975,606
Stryker Corp. ............................ 1,046,541 343,882,907
Tandem Diabetes Care, Inc.
(a) (b)
................ 293,535 5,627,066
Teleflex, Inc. ............................. 191,638 22,921,821
TransMedics Group, Inc.
(a) (b)
................... 148,233 14,735,843
Varex Imaging Corp.
(a)
...................... 181,394 1,924,590
Zimmer Biomet Holdings, Inc. ................. 858,765 77,649,531
3,048,731,499
a
Health Care Equipment & Supplies  —  4 .4%
ResMed, Inc. ............................ 631,254 141,703,898
a
Total Long-Term Investments — 99.8%
(Cost: $ 3,964,449,131 ) ............................... 3,190,435,397
a
Short-Term Securities
Money Market Funds  —  1 .3%
BlackRock Cash Funds: Institutional, SL Agency Shares ,
3.77%
(c) (d) (e)
............................ 37,181,093 37,188,529
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.62%
(c) (d)
............................. 3,406,512 3,406,512
a
Total Short-Term Securities — 1.3%
(Cost: $ 40,586,175 ) ................................. 40,595,041
Total Investments — 101.1%
(Cost: $ 4,005,035,306 ) ............................... 3,231,030,438
Liabilities in Excess of Other Assets — ( 1 .1 ) % ............... (35,473,266)
Net Assets — 100.0% ................................. $ 3,195,557,172
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended March 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/26
  Shares Held
at 03/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 135,097,086  $ —  $ (97,888,815)
(a)
$ (13,093) $ (6,649) $ 37,188,529  37,181,093  $ 197,879
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 5,513,710  —  (2,107,198)
(a)
—  —  3,406,512  3,406,512  179,675  —
$ —  $ (13,093) $ (6,649)
$ 40,595,041
$ 377,554  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(continued)
March 31, 2026
iShares
®
U.S. Medical Devices ETF
26
2026
iShares Annual Financial Statements and Additional Information
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended March 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Health Care Select Sector Index ....................................................... 26 06/18/26 $ 3,875 $ 27,686
E-Mini Technology Select Sector Index ....................................................... 3 06/18/26 810 1,188
$ 28,874
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 28,874 $ — $ — $ — $ 28,874
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts .................................. $ — $ — $ 694,253 $ — $ — $ — $ 694,253
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts .................................. $ — $ — $ 8,207 $ — $ — $ — $ 8,207
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 5,205,390
a

iShares
®
U.S. Medical Devices ETF
Schedule of Investments
(continued)
March 31, 2026
27
Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 3,190,435,397  $ —  $ —  $ 3,190,435,397
Short-Term Securities
Money Market Funds ...................................... 40,595,041  —  —  40,595,041
$ 3,231,030,438  $ —  $ —  $ 3,231,030,438
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 28,874  $ —  $ —  $ 28,874
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
March 31, 2026
iShares
®
U.S. Oil & Gas Exploration & Production ETF
(Percentages shown are based on Net Assets)
28
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Common Stocks
Oil & Gas Exploration & Production  —  75 .2%
Antero Resources Corp.
(a)
.................... 275,296 $ 11,683,562
APA Corp. .............................. 333,126 14,137,867
BKV Corp.
(a)
............................. 34,266 977,266
California Resources Corp. ................... 73,798 5,108,298
Chord Energy Corp. ........................ 53,411 7,593,976
CNX Resources Corp.
(a)
..................... 133,720 5,154,906
Comstock Resources, Inc.
(a)
................... 74,141 1,562,892
ConocoPhillips ........................... 966,446 127,570,872
Coterra Energy, Inc. ........................ 712,563 25,039,464
Crescent Energy Co. , Class A ................. 228,402 3,083,427
Devon Energy Corp. ........................ 582,589 29,315,878
Diamondback Energy, Inc. .................... 159,240 31,496,080
EOG Resources, Inc. ....................... 428,016 61,878,273
EQT Corp. .............................. 422,833 26,909,092
Expand Energy Corp. ....................... 223,703 24,558,115
Gulfport Energy Corp.
(a)
..................... 14,707 3,111,560
Kosmos Energy Ltd.
(a) (b)
...................... 541,511 1,505,401
Magnolia Oil & Gas Corp. , Class A .............. 169,895 5,363,585
Matador Resources Co. ..................... 109,719 6,932,046
Murphy Oil Corp. .......................... 126,025 5,198,531
Northern Oil & Gas, Inc. ..................... 98,024 2,865,241
Ovintiv, Inc. .............................. 260,803 15,481,266
Permian Resources Corp. , Class A .............. 695,386 14,825,630
Range Resources Corp. ..................... 222,544 10,054,538
Sable Offshore Corp. , Class A
(a) (b)
............... 115,548 1,908,853
SandRidge Energy, Inc. ..................... 29,709 484,554
SM Energy Co. ........................... 212,604 6,628,993
Talos Energy, Inc.
(a)
........................ 117,938 1,858,703
Texas Pacific Land Corp.
(b)
................... 51,425 24,404,248
VAALCO Energy, Inc. ....................... 98,080 621,827
Venture Global, Inc. , Class A .................. 450,380 7,097,989
Viper Energy, Inc. , Class A ................... 174,535 8,201,400
Vitesse Energy, Inc. ........................ 26,559 482,311
493,096,644
a
Security Shares Value
a
Oil & Gas Refining & Marketing  —  24 .7%
Calumet, Inc.
(a)
........................... 60,178 $ 2,160,390
Clean Energy Fuels Corp.
(a)
................... 162,981 404,193
CVR Energy, Inc.
(a)
......................... 28,371 954,684
Delek U.S. Holdings, Inc. .................... 56,322 2,538,433
Green Plains, Inc.
(a)
........................ 65,702 1,080,798
HF Sinclair Corp. .......................... 146,859 9,162,533
Marathon Petroleum Corp. ................... 119,033 29,065,478
Par Pacific Holdings, Inc.
(a)
................... 47,272 2,961,118
PBF Energy, Inc. , Class A .................... 77,995 3,714,122
Phillips 66 ............................... 262,443 47,811,866
REX American Resources Corp.
(a)
.............. 26,641 1,214,030
Valero Energy Corp. ........................ 240,600 59,447,448
World Kinect Corp. ......................... 52,279 1,206,077
161,721,170
a
Total Long-Term Investments — 99.9%
(Cost: $ 570,533,476 ) ................................ 654,817,814
a
Short-Term Securities
Money Market Funds  —  2 .3%
BlackRock Cash Funds: Institutional, SL Agency Shares ,
3.77%
(c) (d) (e)
............................ 14,192,720 14,195,559
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.62%
(c) (d)
............................. 680,010 680,010
a
Total Short-Term Securities — 2.3%
(Cost: $ 14,876,028 ) ................................. 14,875,569
Total Investments — 102.2%
(Cost: $ 585,409,504 ) ................................ 669,693,383
Liabilities in Excess of Other Assets — ( 2 .2 ) % ............... (14,227,390)
Net Assets — 100.0% ................................. $ 655,465,993
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended March 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/26
  Shares Held
at 03/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 25,490,257  $ —  $ (11,289,406)
(a)
$ (5,172) $ (120) $ 14,195,559  14,192,720  $ 46,824
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 1,009,834  —  (329,824)
(a)
—  —  680,010  680,010  26,998  —
$ —  $ (5,172) $ (120)
$ 14,875,569
$ 73,822  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

iShares
®
U.S. Oil & Gas Exploration & Production ETF
Schedule of Investments
(continued)
March 31, 2026
29
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended March 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Energy Select Sector Index .......................................................... 4 06/18/26 $ 517 $ 24,254
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 24,254 $ — $ — $ — $ 24,254
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts .................................. $ — $ — $ 349,394 $ — $ — $ — $ 349,394
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts .................................. $ — $ — $ (26,501) $ — $ — $ — $ (26,501)
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 495,888
a

Schedule of Investments
(continued)
March 31, 2026
iShares
®
U.S. Oil & Gas Exploration & Production ETF
30
2026
iShares Annual Financial Statements and Additional Information
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 654,817,814  $ —  $ —  $ 654,817,814
Short-Term Securities
Money Market Funds ...................................... 14,875,569  —  —  14,875,569
$ 669,693,383  $ —  $ —  $ 669,693,383
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 24,254  $ —  $ —  $ 24,254
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

iShares
®
U.S. Oil Equipment & Services ETF
Schedule of Investments
March 31, 2026
(Percentages shown are based on Net Assets)
31
Schedule of Investments
Security Shares Value
a
Common Stocks
Oil & Gas Drilling  —  16 .3%
Helmerich & Payne, Inc. ..................... 222,389 $ 8,012,676
Nabors Industries Ltd.
(a)
..................... 32,681 2,812,527
Noble Corp. PLC .......................... 280,114 13,745,194
Patterson-UTI Energy, Inc. ................... 769,331 8,331,855
Seadrill Ltd.
(a)
............................ 138,924 6,321,042
Transocean Ltd.
(a) (b)
........................ 2,208,379 14,641,553
Valaris Ltd.
(a) (b)
............................ 143,408 14,059,720
67,924,567
a
Oil & Gas Equipment & Services  —  83 .7%
Archrock, Inc. ............................ 390,599 13,592,845
Atlas Energy Solutions, Inc. , Class A ............. 171,208 2,246,249
Baker Hughes Co. , Class A ................... 1,532,539 93,561,506
Bristow Group, Inc. ........................ 56,038 2,627,622
Cactus, Inc. , Class A ....................... 153,327 7,263,100
Core Laboratories, Inc.
(b)
..................... 103,710 1,741,291
Expro Group Holdings N.V.
(a)
.................. 225,108 3,919,130
Flowco Holdings, Inc. , Class A ................. 67,383 1,388,090
Halliburton Co. ........................... 503,069 19,614,660
Helix Energy Solutions Group, Inc.
(a)
............. 304,660 3,013,087
Innovex International, Inc.
(a)
................... 85,971 2,096,833
Kodiak Gas Services, Inc. .................... 185,116 10,795,965
Liberty Energy, Inc. , Class A .................. 360,936 10,394,957
NOV, Inc. ............................... 802,758 15,099,878
Oceaneering International, Inc.
(a)
............... 222,226 7,882,356
ProPetro Holding Corp.
(a)
..................... 212,005 3,054,992
RPC, Inc. ............................... 198,058 1,402,251
Security Shares Value
a
Oil & Gas Equipment & Services (continued)
Select Water Solutions, Inc. , Class A ............. 251,020 $ 3,840,606
SLB Ltd. ................................ 1,876,032 96,409,285
Solaris Energy Infrastructure, Inc. , Class A ......... 102,173 5,773,796
TechnipFMC PLC ......................... 280,879 19,417,165
TETRA Technologies, Inc.
(a) (b)
.................. 297,893 2,538,048
Tidewater, Inc.
(a) (b)
......................... 102,663 8,577,494
Weatherford International PLC ................. 159,737 15,107,925
351,359,131
a
Total Long-Term Investments — 100.0%
(Cost: $ 391,296,250 ) ................................ 419,283,698
a
Short-Term Securities
Money Market Funds  —  1 .8%
BlackRock Cash Funds: Institutional, SL Agency Shares ,
3.77%
(c) (d) (e)
............................ 7,544,617 7,546,126
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.62%
(c) (d)
............................. 104,080 104,080
a
Total Short-Term Securities — 1.8%
(Cost: $ 7,649,365 ) .................................. 7,650,206
Total Investments — 101.8%
(Cost: $ 398,945,615 ) ................................ 426,933,904
Liabilities in Excess of Other Assets — ( 1 .8 ) % ............... (7,343,597)
Net Assets — 100.0% ................................. $ 419,590,307
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended March 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/26
  Shares Held
at 03/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 6,487,873 $ 1,059,362
(a)
$ — $ (250) $ (859) $ 7,546,126 7,544,617 $ 9,688
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ...... 202,659 — (98,579)
(a)
— — 104,080 104,080 6,576 —
$ — $ (250) $ (859)
$ 7,650,206
$ 16,264 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(continued)
March 31, 2026
iShares
®
U.S. Oil Equipment & Services ETF
32
2026
iShares Annual Financial Statements and Additional Information
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended March 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Energy Select Sector Index .......................................................... 2 06/18/26 $ 259 $ 16,673
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 16,673 $ — $ — $ — $ 16,673
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts .................................. $ — $ — $ 185,015 $ — $ — $ — $ 185,015
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts .................................. $ — $ — $ (11,558) $ — $ — $ — $ (11,558)
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 296,853
a

iShares
®
U.S. Oil Equipment & Services ETF
Schedule of Investments
(continued)
March 31, 2026
33
Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 419,283,698  $ —  $ —  $ 419,283,698
Short-Term Securities
Money Market Funds ...................................... 7,650,206  —  —  7,650,206
$ 426,933,904  $ —  $ —  $ 426,933,904
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 16,673  $ —  $ —  $ 16,673
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
March 31, 2026
iShares
®
U.S. Pharmaceuticals ETF
(Percentages shown are based on Net Assets)
34
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Common Stocks
Pharmaceuticals  —  99 .9%
Alumis, Inc.
(a)
............................ 225,570 $ 4,969,307
Amneal Pharmaceuticals, Inc. , Class A
(a)
.......... 472,414 5,872,106
Amphastar Pharmaceuticals, Inc.
(a)
.............. 98,467 1,928,969
Amylyx Pharmaceuticals, Inc.
(a)
................ 232,270 3,228,553
ANI Pharmaceuticals, Inc.
(a) (b)
.................. 50,029 3,847,230
Arvinas, Inc.
(a)
............................ 178,729 1,894,527
Axsome Therapeutics, Inc.
(a)
.................. 117,847 19,918,500
BioAge Labs, Inc.
(a)
........................ 83,658 1,463,178
Bristol-Myers Squibb Co. ..................... 760,448 46,121,171
Collegium Pharmaceutical, Inc.
(a)
............... 87,970 2,909,168
Corcept Therapeutics, Inc.
(a)
.................. 260,527 10,501,843
CorMedix, Inc.
(a) (b)
......................... 203,913 1,384,569
Crinetics Pharmaceuticals, Inc.
(a)
............... 285,280 10,361,370
Definium Therapeutics, Inc.
(a)
.................. 274,140 5,181,246
Edgewise Therapeutics, Inc.
(a) (b)
................ 206,234 6,496,371
Elanco Animal Health, Inc.
(a) (b)
................. 1,382,719 33,088,466
Eli Lilly & Co. ............................ 228,095 209,794,938
Enliven Therapeutics, Inc.
(a)
................... 123,867 4,855,586
Evolus, Inc.
(a)
............................ 180,387 741,391
EyePoint, Inc.
(a)
........................... 216,564 2,791,510
Harmony Biosciences Holdings, Inc.
(a)
............ 110,596 3,097,794
Harrow, Inc.
(a) (b)
........................... 91,732 3,234,470
Indivior Pharmaceuticals, Inc.
(a)
................ 347,456 10,590,459
Innoviva, Inc.
(a)
........................... 197,671 4,605,734
Jazz Pharmaceuticals PLC
(a)
.................. 169,103 31,968,922
Johnson & Johnson ........................ 938,551 229,419,406
LB Pharmaceuticals, Inc.
(a)
................... 67,666 1,668,644
LENZ Therapeutics, Inc.
(a) (b)
................... 60,954 557,729
Ligand Pharmaceuticals, Inc.
(a)
................. 54,773 10,935,430
Liquidia Corp.
(a) (b)
.......................... 191,258 7,218,077
Maze Therapeutics, Inc.
(a) (b)
................... 58,921 1,758,792
MBX Biosciences, Inc.
(a)
..................... 69,976 2,088,784
Merck & Co., Inc. .......................... 392,494 47,213,103
Nektar Therapeutics
(a) (b)
...................... 77,865 5,602,387
Nuvation Bio, Inc. , Class A
(a)
.................. 665,900 2,856,711
Ocular Therapeutix, Inc.
(a) (b)
................... 484,652 4,105,002
Omeros Corp.
(a) (b)
.......................... 197,307 2,083,562
Organon & Co. ........................... 723,506 4,333,801
Security Shares Value
a
Pharmaceuticals (continued)
Pacira BioSciences, Inc.
(a)
.................... 114,223 $ 2,581,440
Perrigo Co. PLC .......................... 382,994 4,113,356
Pfizer, Inc. .............................. 1,670,758 46,914,885
Phathom Pharmaceuticals, Inc.
(a) (b)
.............. 138,776 1,541,801
Phibro Animal Health Corp. , Class A ............. 57,394 3,174,462
Prestige Consumer Healthcare, Inc.
(a)
............ 131,684 7,804,911
Rapport Therapeutics, Inc.
(a) (b)
................. 79,581 2,490,090
Royalty Pharma PLC , Class A ................. 976,905 46,862,133
Septerna, Inc.
(a)
........................... 63,547 1,527,034
Supernus Pharmaceuticals, Inc.
(a) (b)
.............. 159,569 8,248,122
Tarsus Pharmaceuticals, Inc.
(a)
................. 108,681 7,623,972
Terns Pharmaceuticals, Inc.
(a)
.................. 239,388 12,620,535
Theravance Biopharma, Inc.
(a)
................. 102,941 1,670,732
Trevi Therapeutics, Inc.
(a) (b)
................... 289,049 3,448,355
Viatris, Inc. .............................. 3,205,258 43,303,036
WaVe Life Sciences Ltd.
(a)
.................... 402,317 2,916,798
Xeris Biopharma Holdings, Inc.
(a)
............... 461,750 2,678,150
Zoetis, Inc. , Class A ........................ 380,764 45,010,112
a
Total Long-Term Investments — 99.9%
(Cost: $ 848,552,372 ) ................................ 995,218,730
a
Short-Term Securities
Money Market Funds  —  4 .3%
BlackRock Cash Funds: Institutional, SL Agency Shares ,
3.77%
(c) (d) (e)
............................ 42,189,821 42,198,259
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.62%
(c) (d)
............................. 901,594 901,594
a
Total Short-Term Securities — 4.3%
(Cost: $ 43,097,703 ) ................................. 43,099,853
Total Investments — 104.2%
(Cost: $ 891,650,075 ) ................................ 1,038,318,583
Liabilities in Excess of Other Assets — ( 4 .2 ) % ............... (42,032,516)
Net Assets — 100.0% ................................. $ 996,286,067
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended March 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/26
  Shares Held
at 03/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 31,199,933 $ 11,005,548
(a)
$ — $ (3,491) $ (3,731) $ 42,198,259 42,189,821 $ 74,222
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. 710,096 191,498
(a)
— — — 901,594 901,594 32,387 —
$ — $ (3,491) $ (3,731)
$ 43,099,853
$ 106,609 $ —

iShares
®
U.S. Pharmaceuticals ETF
Schedule of Investments
(continued)
March 31, 2026
35
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended March 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Health Care Select Sector Index ...................................................... 8 06/18/26 $ 1,192 $ (33,488)
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts – –
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 33,488 $ — $ — $ — $ 33,488
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts .................................. $ — $ — $ (1,899,055) $ — $ — $ — $ (1,899,055)
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts .................................. $ — $ — $ (29,206) $ — $ — $ — $ (29,206)
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 663,580
a

Schedule of Investments
(continued)
March 31, 2026
iShares
®
U.S. Pharmaceuticals ETF
36
2026
iShares Annual Financial Statements and Additional Information
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 995,218,730  $ —  $ —  $ 995,218,730
Short-Term Securities
Money Market Funds ...................................... 43,099,853  —  —  43,099,853
$ 1,038,318,583  $ —  $ —  $ 1,038,318,583
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (33,488) $ —  $ —  $ (33,488)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

iShares
®
U.S. Real Estate ETF
Schedule of Investments
March 31, 2026
(Percentages shown are based on Net Assets)
37
Schedule of Investments
Security Shares Value
a
Common Stocks
Data Center REITs  —  9 .3%
Digital Realty Trust, Inc. ..................... 1,027,789 $ 185,217,856
Equinix, Inc. ............................. 191,279 187,499,327
372,717,183
a
Diversified REITs  —  1 .2%
WP Carey, Inc. ........................... 697,444 47,398,294
a
Health Care REITs  —  16 .4%
Alexandria Real Estate Equities, Inc. ............. 496,386 23,042,238
Healthcare Realty Trust, Inc. , Class A ............ 1,110,234 18,862,876
Healthpeak Properties, Inc. ................... 2,212,026 36,343,587
Omega Healthcare Investors, Inc. ............... 940,669 41,220,116
Sabra Health Care REIT, Inc. .................. 802,475 15,431,594
Ventas, Inc. ............................. 1,511,607 123,619,220
Welltower, Inc. ............................ 2,015,177 398,420,645
656,940,276
a
Hotel & Resort REITs  —  1 .0%
Host Hotels & Resorts, Inc. ................... 2,035,414 38,998,532
a
Industrial REITs  —  12 .1%
Americold Realty Trust, Inc. ................... 907,818 10,403,594
EastGroup Properties, Inc. ................... 169,455 31,364,426
First Industrial Realty Trust, Inc. ................ 421,769 24,399,337
Lineage, Inc. ............................. 182,019 5,962,943
Prologis, Inc. ............................. 2,777,918 367,185,201
Rexford Industrial Realty, Inc. ................. 732,691 23,980,976
STAG Industrial, Inc. ....................... 607,984 21,923,903
485,220,380
a
Mortgage REITs  —  3 .0%
AGNC Investment Corp. ..................... 3,525,011 35,355,860
Annaly Capital Management, Inc. ............... 2,286,309 48,355,436
Rithm Capital Corp. ........................ 1,769,117 16,771,229
Starwood Property Trust, Inc. .................. 1,107,891 19,077,883
119,560,408
a
Multi-Family Residential REITs  —  7 .4%
AvalonBay Communities, Inc. ................. 450,637 73,611,554
Camden Property Trust ...................... 329,103 32,140,199
Equity Residential ......................... 1,094,173 64,720,333
Essex Property Trust, Inc. .................... 205,090 49,631,780
Mid-America Apartment Communities, Inc. ......... 372,044 45,434,013
UDR, Inc. ............................... 957,130 32,331,852
297,869,731
a
Office REITs  —  1 .5%
BXP, Inc. ............................... 469,270 24,355,113
Cousins Properties, Inc. ..................... 533,577 12,042,833
Kilroy Realty Corp. ......................... 346,875 9,785,343
Vornado Realty Trust ....................... 509,722 13,247,675
59,430,964
a
Other Specialized REITs  —  6 .9%
Gaming and Leisure Properties, Inc. ............. 900,691 39,963,660
Iron Mountain, Inc. ......................... 941,512 96,166,036
Lamar Advertising Co. , Class A ................ 276,450 35,015,157
Millrose Properties, Inc. , Class A ................ 489,980 13,719,440
VICI Properties, Inc. , Class A .................. 3,401,559 92,930,592
277,794,885
a
Security Shares Value
a
Real Estate Services  —  6 .4%
CBRE Group, Inc. , Class A
(a)
.................. 924,736 $ 125,264,739
CoStar Group, Inc.
(a)
........................ 1,348,844 54,412,367
Jones Lang LaSalle, Inc.
(a)
.................... 150,204 45,710,081
Zillow Group, Inc. , Class A
(a)
.................. 145,603 6,026,508
Zillow Group, Inc. , Class C , NVS
(a) (b)
............. 561,874 23,250,346
254,664,041
a
Retail REITs  —  13 .9%
Agree Realty Corp. ........................ 381,382 28,748,575
Brixmor Property Group, Inc. .................. 975,741 28,101,341
Federal Realty Investment Trust ................ 249,862 26,537,843
Kimco Realty Corp. ........................ 2,145,345 48,205,902
NNN REIT, Inc. ........................... 604,494 25,406,883
Realty Income Corp. ........................ 2,877,441 176,041,840
Regency Centers Corp. ..................... 523,884 39,637,063
Simon Property Group, Inc. ................... 982,273 183,223,383
555,902,830
a
Self-Storage REITs  —  6 .3%
CubeSmart .............................. 725,739 26,598,334
Extra Space Storage, Inc. .................... 675,490 88,577,004
Public Storage ............................ 502,700 136,171,376
251,346,714
a
Single-Family Residential REITs  —  4 .0%
American Homes 4 Rent , Class A ............... 1,037,561 28,968,703
Equity LifeStyle Properties, Inc. ................ 616,895 38,506,586
Invitation Homes, Inc. ....................... 1,794,902 44,603,315
Sun Communities, Inc. ...................... 369,965 46,600,791
158,679,395
a
Telecom Tower REITs  —  8 .7%
American Tower Corp. ...................... 1,018,319 175,741,493
Crown Castle, Inc. ......................... 1,385,938 112,690,619
SBA Communications Corp. , Class A ............. 339,096 58,361,812
346,793,924
a
Timber REITs  —  1 .4%
Weyerhaeuser Co. ......................... 2,293,138 56,021,361
a
Total Long-Term Investments — 99.5%
(Cost: $ 5,055,301,318 ) ............................... 3,979,338,918
a
Short-Term Securities
Money Market Funds  —  0 .2%
BlackRock Cash Funds: Institutional, SL Agency Shares ,
3.77%
(c) (d) (e)
............................ 805,193 805,354
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.62%
(c) (d)
............................. 5,883,687 5,883,687
a
Total Short-Term Securities — 0.2%
(Cost: $ 6,689,041 ) .................................. 6,689,041
Total Investments — 99.7%
(Cost: $ 5,061,990,359 ) ............................... 3,986,027,959
Other Assets Less Liabilities — 0 .3% ..................... 13,014,828
Net Assets — 100.0% ................................. $ 3,999,042,787
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(continued)
March 31, 2026
iShares
®
U.S. Real Estate ETF
38
2026
iShares Annual Financial Statements and Additional Information
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended March 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended March 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/26
  Shares Held
at 03/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 34,928,697 $ — $ (34,122,949)
(a)
$ 590 $ (984) $ 805,354 805,193 $ 46,041
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 5,236,708 646,979
(a)
— — — 5,883,687 5,883,687 259,273 —
$ — $ 590 $ (984)
$ 6,689,041
$ 305,314 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Dow Jones U.S. Real Estate Index ......................................................... 573 06/18/26 $ 20,617 $ (352,020)
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts – –
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 352,020 $ — $ — $ — $ 352,020
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts .................................. $ — $ — $ (1,112,618) $ — $ — $ — $ (1,112,618)
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts .................................. $ — $ — $ (522,287) $ — $ — $ — $ (522,287)

iShares
®
U.S. Real Estate ETF
Schedule of Investments
(continued)
March 31, 2026
39
Schedule of Investments
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 21,100,410
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 3,979,338,918  $ —  $ —  $ 3,979,338,918
Short-Term Securities
Money Market Funds ...................................... 6,689,041  —  —  6,689,041
$ 3,986,027,959  $ —  $ —  $ 3,986,027,959
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (352,020) $ —  $ —  $ (352,020)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
March 31, 2026
iShares
®
U.S. Regional Banks ETF
(Percentages shown are based on Net Assets)
40
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Common Stocks
Diversified Banks  —  41 .6%
Fifth Third Bancorp ........................ 744,068 $ 34,569,399
First Citizens BancShares, Inc. , Class A ........... 10,321 19,451,576
KeyCorp ................................ 994,606 19,941,850
PNC Financial Services Group, Inc. (The) ......... 397,519 82,719,729
U.S. Bancorp ............................ 1,529,877 79,568,903
236,251,457
a
Regional Banks  —  58 .2%
Bank OZK .............................. 109,243 5,013,161
BOK Financial Corp. ........................ 22,473 2,877,892
Citizens Financial Group, Inc. ................. 430,525 25,818,584
Commerce Bancshares, Inc. .................. 145,461 7,156,681
Cullen/Frost Bankers, Inc. .................... 67,085 9,196,012
East West Bancorp, Inc. ..................... 146,038 15,591,017
First Financial Bankshares, Inc. ................ 138,330 4,073,818
First Horizon Corp. ......................... 514,795 11,716,734
FNB Corp. .............................. 379,253 6,341,110
Glacier Bancorp, Inc. ....................... 136,577 6,100,895
Home BancShares, Inc. ..................... 194,179 5,229,240
Huntington Bancshares, Inc. .................. 1,610,616 25,206,140
M&T Bank Corp. .......................... 123,961 25,625,218
Pinnacle Financial Partners, Inc. ................ 159,791 13,764,397
Popular, Inc. ............................. 69,756 9,359,163
Prosperity Bancshares, Inc. ................... 107,249 7,204,988
Regions Financial Corp. ..................... 921,324 24,064,983
Security Shares Value
a
Regional Banks (continued)
SOUTHSTATE BANK CORP. .................. 105,228 $ 9,735,695
Truist Financial Corp. ....................... 1,242,526 57,118,920
UMB Financial Corp. ....................... 75,790 8,548,354
United Bankshares, Inc. ..................... 149,190 6,179,450
Valley National Bancorp ..................... 508,099 6,239,456
Webster Financial Corp. ..................... 171,141 11,880,608
Western Alliance Bancorp .................... 109,004 7,722,933
Wintrust Financial Corp. ..................... 71,089 9,877,106
Zions Bancorp NA ......................... 156,723 9,030,379
330,672,934
a
Total Long-Term Investments — 99.8%
(Cost: $ 596,472,851 ) ................................ 566,924,391
a
Short-Term Securities
Money Market Funds  —  0 .1%
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.62%
(a) (b)
............................. 649,594 649,594
a
Total Short-Term Securities — 0.1%
(Cost: $ 649,594 ) ................................... 649,594
Total Investments — 99.9%
(Cost: $ 597,122,445 ) ................................ 567,573,985
Other Assets Less Liabilities — 0 .1% ..................... 809,863
Net Assets — 100.0% ................................. $ 568,383,848
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended March 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/26
  Shares Held
at 03/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares
(a)
$ 5,246,795 $ — $ (5,246,631)
(b)
$ (164) $ — $ — — $ 5,414
(c)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. 1,058,655 — (409,061)
(b)
— — 649,594 649,594 28,166 —
$ — $ (164) $ —
$ 649,594
$ 33,580 $ —
(a)
As of period end, the entity is no longer held.
(b)
Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

iShares
®
U.S. Regional Banks ETF
Schedule of Investments
(continued)
March 31, 2026
41
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended March 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Financial Select Sector Index ......................................................... 9 06/18/26 $ 1,379 $ 15,058
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 15,058 $ — $ — $ — $ 15,058
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts .................................. $ — $ — $ 66,789 $ — $ — $ — $ 66,789
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts .................................. $ — $ — $ (80,164) $ — $ — $ — $ (80,164)
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 1,592,426
a

Schedule of Investments
(continued)
March 31, 2026
iShares
®
U.S. Regional Banks ETF
42
2026
iShares Annual Financial Statements and Additional Information
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 566,924,391  $ —  $ —  $ 566,924,391
Short-Term Securities
Money Market Funds ...................................... 649,594  —  —  649,594
$ 567,573,985  $ —  $ —  $ 567,573,985
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 15,058  $ —  $ —  $ 15,058
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

iShares
®
U.S. Telecommunications ETF
Schedule of Investments
March 31, 2026
(Percentages shown are based on Net Assets)
43
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Security Shares Value
a
Common Stocks
Alternative Carriers  —  10 .4%
AST SpaceMobile, Inc. , Class A
(a) (b)
.............. 313,594 $ 25,987,535
Iridium Communications, Inc. .................. 1,071,859 29,733,369
Liberty Global Ltd. , Class A
(a)
.................. 1,243,797 15,037,506
Liberty Global Ltd. , Class C , NVS
(a)
.............. 969,580 11,373,173
82,131,583
a
Cable & Satellite  —  6 .6%
Charter Communications, Inc. , Class A
(a) (b)
......... 123,103 26,575,476
Liberty Broadband Corp. , Series A
(a)
............. 65,446 3,286,698
Liberty Broadband Corp. , Series C , NVS
(a) (b)
........ 449,416 22,605,625
52,467,799
a
Communications Equipment  —  38 .4%
Arista Networks, Inc.
(a)
...................... 257,700 31,640,406
Ciena Corp.
(a) (b)
........................... 86,850 33,717,775
Cisco Systems, Inc. ........................ 1,957,861 151,910,435
Lumentum Holdings, Inc.
(a) (b)
.................. 43,884 30,839,920
Motorola Solutions, Inc. ..................... 67,883 29,459,186
Ubiquiti, Inc.
(b)
............................ 34,786 27,491,028
305,058,750
a
Integrated Telecommunication Services  —  33 .5%
AT&T, Inc. ............................... 3,516,778 101,951,394
Comcast Corp. , Class A ..................... 1,097,589 31,511,780
GCI Liberty, Inc. , Series A
(a)
................... 66,411 2,447,245
GCI Liberty, Inc. , Series C , NVS
(a) (b)
.............. 647,440 24,091,243
Verizon Communications, Inc. ................. 2,126,878 106,769,275
266,770,937
a
Security Shares Value
a
Movies & Entertainment  —  3 .2%
Roku, Inc. , Class A
(a)
....................... 270,712 $ 25,614,769
a
Wireless Telecommunication Services  —  7 .7%
Millicom International Cellular SA ............... 378,127 28,336,837
T-Mobile U.S., Inc. ......................... 154,886 32,530,707
60,867,544
a
Total Long-Term Investments — 99.8%
(Cost: $ 826,927,389 ) ................................ 792,911,382
a
Short-Term Securities
Money Market Funds  —  5 .1%
BlackRock Cash Funds: Institutional, SL Agency Shares ,
3.77%
(c) (d) (e)
............................ 38,688,751 38,696,490
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.62%
(c) (d)
............................. 1,457,932 1,457,932
a
Total Short-Term Securities — 5.1%
(Cost: $ 40,153,016 ) ................................. 40,154,422
Total Investments — 104.9%
(Cost: $ 867,080,405 ) ................................ 833,065,804
Liabilities in Excess of Other Assets — ( 4 .9 ) % ............... (38,800,989)
Net Assets — 100.0% ................................. $ 794,264,815
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended March 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/26
  Shares Held
at 03/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 2,512,950 $ 36,195,862
(a)
$ — $ (11,467) $ (855) $ 38,696,490 38,688,751 $ 115,834
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. 635,018 822,914
(a)
— — — 1,457,932 1,457,932 66,719 —
$ — $ (11,467) $ (855)
$ 40,154,422
$ 182,553 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Russell 1000 Value Index ........................................................... 8 06/18/26 $ 847 $ 3,206

Schedule of Investments
(continued)
March 31, 2026
iShares
®
U.S. Telecommunications ETF
44
2026
iShares Annual Financial Statements and Additional Information
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended March 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 3,206 $ — $ — $ — $ 3,206
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts .................................. $ — $ — $ 162,575 $ — $ — $ — $ 162,575
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts .................................. $ — $ — $ (5,885) $ — $ — $ — $ (5,885)
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 515,571
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 792,911,382  $ —  $ —  $ 792,911,382
Short-Term Securities
Money Market Funds ...................................... 40,154,422  —  —  40,154,422
$ 833,065,804  $ —  $ —  $ 833,065,804
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 3,206  $ —  $ —  $ 3,206
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Statements of Assets and Liabilities
Statements of Assets and Liabilities
March 31, 2026
See notes to financial statements.
iShares
U.S. Aerospace &
Defense ETF
iShares
U.S. Broker-Dealers
& Securities
Exchanges ETF
iShares
U.S. Healthcare
Providers ETF
iShares
U.S. Home
Construction ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
..................................... $ 13,371,185,996  $ 1,518,475,578  $ 661,576,354  $ 2,388,050,955
Investments, at value — affiliated
(c)
........................................ 204,532,636  14,550,062  13,226,503  74,838,976
Cash ............................................................ —  188  1,100  —
Cash pledged:
Futures contracts .................................................. 373,000  129,000  29,000  326,000
Receivables:
Securities lending income — affiliated .................................... 43,714  1,068  2,743  8,738
Capital shares sold ................................................. 6,774  —  4,494  69,785
Dividends — unaffiliated ............................................. 4,995,433  —  150,036  1,136,496
Dividends — affiliated ............................................... 31,307  8,402  1,457  7,627
Variation margin on futures contracts ..................................... 236,219  44,598  8,167  114,491
Total assets .......................................................
13,581,405,079  1,533,208,896  674,999,854  2,464,553,068
LIABILITIES
Collateral on securities loaned ........................................... 197,324,448  12,616,325  12,800,836  71,449,886
Payables:
Capital shares redeemed ............................................. 74,517  182,011  —  59,816
Investment advisory fees ............................................. 4,609,443  492,768  216,055  777,719
Total liabilities ......................................................
202,008,408  13,291,104  13,016,891  72,287,421
Commitments and contingent liabilities
NET ASSETS ......................................................
$ 13,379,396,671  $ 1,519,917,792  $ 661,982,963  $ 2,392,265,647
NET ASSETS CONSIST OF:
Paid-in capital ...................................................... $ 11,915,313,328  $ 1,665,392,627  $ 1,179,124,720  $ 3,545,916,304
Accumulated earnings (loss) ............................................ 1,464,083,343  (145,474,835) (517,141,757) (1,153,650,657)
NET ASSETS ......................................................
$ 13,379,396,671  $ 1,519,917,792  $ 661,982,963  $ 2,392,265,647
NET ASSET VALUE
Shares outstanding .................................................. 61,200,000  9,250,000  15,800,000  26,400,000
Net asset value ..................................................... $ 218.62  $ 164.32  $ 41.90  $ 90.62
Shares authorized ................................................... Unlimited Unlimited Unlimited Unlimited
Par value ......................................................... None None None None
(a)
Securities loaned, at value ........................................... $ 207,052,611  $ 12,917,380  $ 12,673,507  $ 72,229,846
(b)
Investments, at cost — unaffiliated ...................................... $ 10,918,779,159  $ 1,517,649,813  $ 831,189,329  $ 3,205,164,293
(c)
Investments, at cost — affiliated ........................................ $ 204,501,455  $ 14,550,062  $ 13,222,136  $ 74,837,297

2026
iShares Annual Financial Statements and Additional Information
Statements of Assets and Liabilities
(continued)
March 31, 2026
See notes to financial statements.
iShares
U.S. Infrastructure
ETF
iShares
U.S. Insurance ETF
iShares
U.S. Manufacturing
ETF
iShares
U.S. Medical
Devices ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
..................................... $ 3,696,265,470  $ 370,888,168  $ 47,946,449  $ 3,190,435,397
Investments, at value — affiliated
(c)
........................................ 37,317,905  3,220,264  187,657  40,595,041
Cash ............................................................ —  49  4,646  —
Cash pledged:
Futures contracts .................................................. 429,000  81,000  3,000  217,000
Receivables:
Securities lending income — affiliated .................................... 282,169  412  110  7,203
Capital shares sold ................................................. 6,057  —  —  37,997
Dividends — unaffiliated ............................................. 3,844,063  450,476  16,011  2,351,648
Dividends — affiliated ............................................... 9,908  3,157  126  8,134
Variation margin on futures contracts ..................................... 89,901  25,616  840  79,032
Total assets .......................................................
3,738,244,473  374,669,142  48,158,839  3,233,731,452
LIABILITIES
Collateral on securities loaned ........................................... 34,604,139  2,473,203  151,989  37,119,990
Payables:
Capital shares redeemed ............................................. —  —  —  7,599
Investment advisory fees ............................................. 964,034  123,078  16,331  1,046,691
Total liabilities ......................................................
35,568,173  2,596,281  168,320  38,174,280
Commitments and contingent liabilities
NET ASSETS ......................................................
$ 3,702,676,300  $ 372,072,861  $ 47,990,519  $ 3,195,557,172
NET ASSETS CONSIST OF:
Paid-in capital ...................................................... $ 3,543,847,220  $ 394,443,699  $ 43,353,891  $ 4,585,291,902
Accumulated earnings (loss) ............................................ 158,829,080  (22,370,838) 4,636,628  (1,389,734,730)
NET ASSETS ......................................................
$ 3,702,676,300  $ 372,072,861  $ 47,990,519  $ 3,195,557,172
NET ASSET VALUE
Shares outstanding .................................................. 64,750,000  2,900,000  1,440,000  59,900,000
Net asset value ..................................................... $ 57.18  $ 128.30  $ 33.33  $ 53.35
Shares authorized ................................................... Unlimited Unlimited Unlimited Unlimited
Par value ......................................................... None None None None
(a)
Securities loaned, at value ........................................... $ 35,224,690  $ 2,459,952  $ 151,737  $ 37,534,293
(b)
Investments, at cost — unaffiliated ...................................... $ 3,221,554,760  $ 380,268,856  $ 42,609,430  $ 3,964,449,131
(c)
Investments, at cost — affiliated ........................................ $ 37,319,187  $ 3,220,368  $ 187,657  $ 40,586,175

Statements of Assets and Liabilities
(continued)
March 31, 2026
Statements of Assets and Liabilities
See notes to financial statements.
iShares
U.S. Oil & Gas
Exploration &
Production ETF
iShares
U.S. Oil Equipment
& Services ETF
iShares
U.S.
Pharmaceuticals
ETF
iShares
U.S. Real Estate
ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
.................................... $ 654,817,814  $ 419,283,698  $ 995,218,730  $ 3,979,338,918
Investments, at value — affiliated
(c)
....................................... 14,875,569  7,650,206  43,099,853  6,689,041
Cash ........................................................... 67,000  —  3,456  6,345
Cash pledged:
Futures contracts ................................................. 39,000  20,000  77,000  854,000
Receivables:
Securities lending income — affiliated ................................... 5,272  1,453  6,805  787
Capital shares sold ................................................ —  942  —  419,818
Dividends — unaffiliated ............................................ 54,407  301,813  375,910  13,927,699
Dividends — affiliated .............................................. 2,786  1,482  2,931  21,326
Variation margin on futures contracts .................................... —  —  22,000  189,712
Total assets ......................................................
669,861,848  427,259,594  1,038,806,685  4,001,447,646
LIABILITIES
Collateral on securities loaned .......................................... 14,206,339  7,540,603  42,203,173  805,887
Payables:
Capital shares redeemed ............................................ —  —  4,364  279,878
Investment advisory fees ............................................ 183,399  125,634  313,081  1,319,094
Variation margin on futures contracts .................................... 6,117  3,050  —  —
Total liabilities .....................................................
14,395,855  7,669,287  42,520,618  2,404,859
Commitments and contingent liabilities
NET ASSETS .....................................................
$ 655,465,993  $ 419,590,307  $ 996,286,067  $ 3,999,042,787
NET ASSETS CONSIST OF:
Paid-in capital ..................................................... $ 821,090,062  $ 725,218,363  $ 1,079,921,509  $ 5,752,350,302
Accumulated loss .................................................. (165,624,069) (305,628,056) (83,635,442) (1,753,307,515)
NET ASSETS .....................................................
$ 655,465,993  $ 419,590,307  $ 996,286,067  $ 3,999,042,787
NET ASSET VALUE
Shares outstanding ................................................. 5,250,000  14,500,000  11,500,000  42,300,000
Net asset value .................................................... $ 124.85  $ 28.94  $ 86.63  $ 94.54
Shares authorized .................................................. Unlimited Unlimited Unlimited Unlimited
Par value ........................................................ None None None None
(a)
Securities loaned, at value .......................................... $ 14,048,652  $ 7,461,108  $ 43,000,198  $ 798,634
(b)
Investments, at cost — unaffiliated ..................................... $ 570,533,476  $ 391,296,250  $ 848,552,372  $ 5,055,301,318
(c)
Investments, at cost — affiliated ....................................... $ 14,876,028  $ 7,649,365  $ 43,097,703  $ 6,689,041

2026
iShares Annual Financial Statements and Additional Information
Statements of Assets and Liabilities
(continued)
March 31, 2026
See notes to financial statements.
iShares
U.S. Regional Banks
ETF
iShares
U.S.
Telecommunications
ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
.................................................................... $ 566,924,391  $ 792,911,382
Investments, at value — affiliated
(c)
....................................................................... 649,594  40,154,422
Cash pledged:
Futures contracts ................................................................................. 91,000  72,000
Receivables:
Securities lending income — affiliated ................................................................... —  9,768
Dividends — unaffiliated ............................................................................ 1,985,728  80,735
Dividends — affiliated .............................................................................. 2,120  4,952
Variation margin on futures contracts .................................................................... 28,851  17,555
Total assets ......................................................................................
569,681,684  833,250,814
LIABILITIES
Collateral on securities loaned .......................................................................... —  38,727,295
Payables:
Investments purchased ............................................................................. 1,118,888  —
Capital shares redeemed ............................................................................ —  6,390
Investment advisory fees ............................................................................ 178,948  252,314
Total liabilities .....................................................................................
1,297,836  38,985,999
Commitments and contingent liabilities
NET ASSETS .....................................................................................
$ 568,383,848  $ 794,264,815
NET ASSETS CONSIST OF:
Paid-in capital ..................................................................................... $ 805,926,391  $ 1,200,459,116
Accumulated loss .................................................................................. (237,542,543) (406,194,301)
NET ASSETS .....................................................................................
$ 568,383,848  $ 794,264,815
NET ASSET VALUE
Shares outstanding ................................................................................. 10,550,000  20,200,000
Net asset value .................................................................................... $ 53.88  $ 39.32
Shares authorized .................................................................................. Unlimited Unlimited
Par value ........................................................................................ None None
(a)
Securities loaned, at value .......................................................................... $ —  $ 38,164,842
(b)
Investments, at cost — unaffiliated ..................................................................... $ 596,472,851  $ 826,927,389
(c)
Investments, at cost — affiliated ....................................................................... $ 649,594  $ 40,153,016

Statements of Operations
Statements of Operations
Year Ended March 31, 2026
See notes to financial statements.
iShares
U.S. Aerospace &
Defense ETF
iShares
U.S. Broker-Dealers
& Securities
Exchanges ETF
iShares
U.S. Healthcare
Providers ETF
iShares
U.S. Home
Construction ETF
INVESTMENT INCOME
Dividends — unaffiliated ............................................ $ 91,002,432  $ 22,488,982  $ 11,005,617  $ 27,337,582
Dividends — affiliated .............................................. 293,521  88,701  21,564  129,548
Interest — unaffiliated .............................................. 21,957  6,314  2,622  27,029
Securities lending income — affiliated — net ............................... 674,544  19,192  51,347  467,985
Total investment income ..............................................
91,992,454  22,603,189  11,081,150  27,962,144
EXPENSES
Investment advisory ............................................... 40,000,711  5,558,733  2,653,851  9,990,508
Interest expense ................................................. 350  —  20  6,856
Total expenses .................................................... 40,001,061  5,558,733  2,653,871  9,997,364
Net investment income ...............................................
51,991,393  17,044,456  8,427,279  17,964,780
—  —  —  —
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated ......................................... (84,656,094) 7,213,955  (88,558,512) (53,850,105)
Investments — affiliated ........................................... (7,067) 418  (2,563) (7,786)
Futures contracts ............................................... 848,960  (78,086) (164,804) 639,481
In-kind redemptions — unaffiliated
(a)
................................... 1,891,539,445  202,494,455  57,135,671  22,714,532
1,807,725,244  209,630,742  (31,590,208) (30,503,878)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ......................................... 1,180,608,582  (66,991,799) (110,205,495) (169,356,223)
Investments — affiliated ........................................... (17,212) (69) (1,193) (5,608)
Futures contracts ............................................... (151,067) (10,670) (8,818) 28,477
1,180,440,303  (67,002,538) (110,215,506) (169,333,354)
Net realized and unrealized gain (loss) ....................................
2,988,165,547  142,628,204  (141,805,714) (199,837,232)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .....
$ 3,040,156,940  $ 159,672,660  $ (133,378,435) $ (181,872,452)
(a)
See Note 2 of the Notes to Financial Statements.

2026
iShares Annual Financial Statements and Additional Information
Statements of Operations
(continued)
Year Ended March 31, 2026
See notes to financial statements.
iShares
U.S. Infrastructure
ETF
iShares
U.S. Insurance ETF
iShares
U.S. Manufacturing
ETF
iShares
U.S. Medical
Devices ETF
INVESTMENT INCOME
Dividends — unaffiliated ............................................ $ 61,616,348  $ 15,103,709  $ 343,571  $ 31,812,893
Dividends — affiliated .............................................. 1,205,727  42,255  1,050  179,675
Interest — unaffiliated .............................................. 33,110  3,867  18  15,845
Securities lending income — affiliated — net ............................... 4,053,917  16,535  3,647  197,879
Foreign taxes withheld ............................................. (543,899) —  —  —
Total investment income ..............................................
66,365,203  15,166,366  348,286  32,206,292
EXPENSES
Investment advisory ............................................... 9,005,257  2,356,639  107,435  15,532,253
Interest expense ................................................. 9,541  —  —  236
Total expenses .................................................... 9,014,798  2,356,639  107,435  15,532,489
Net investment income ...............................................
57,350,405  12,809,727  240,851  16,673,803
—  —  —  —
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated ......................................... (180,579,579) (2,630,832) (576,424) (122,359,058)
Investments — affiliated ........................................... (720,039) (322) (155) (13,093)
Futures contracts ............................................... 325,218  78,948  2,672  694,253
In-kind redemptions — unaffiliated
(a)
................................... 398,270,851  104,006,897  1,715,146  394,513,132
Swaps   ...................................................... 530  —  —  —
217,296,981  101,454,691  1,141,239  272,835,234
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ......................................... 436,498,570  (149,318,818) 6,257,590  (675,115,657)
Investments — affiliated ........................................... (4,214) (217) —  (6,649)
Futures contracts ............................................... 65,643  (19,469) 776  8,207
Swaps   ...................................................... 1,698  —  —  —
436,561,697  (149,338,504) 6,258,366  (675,114,099)
Net realized and unrealized gain (loss) ....................................
653,858,678  (47,883,813) 7,399,605  (402,278,865)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .....
$ 711,209,083  $ (35,074,086) $ 7,640,456  $ (385,605,062)
(a)
See Note 2 of the Notes to Financial Statements.

Statements of Operations
(continued)
Year Ended March 31, 2026
Statements of Operations
See notes to financial statements.
iShares
U.S. Oil & Gas
Exploration &
Production ETF
iShares
U.S. Oil Equipment
& Services ETF
iShares
U.S.
Pharmaceuticals
ETF
iShares
U.S. Real Estate
ETF
INVESTMENT INCOME
Dividends — unaffiliated ............................................ $ 13,455,297  $ 3,257,285  $ 13,372,513  $ 128,023,995
Dividends — affiliated .............................................. 26,998  6,576  32,387  259,273
Interest — unaffiliated .............................................. 4,212  1,095  5,849  27,081
Securities lending income — affiliated — net ............................... 46,824  9,688  74,222  46,041
Foreign taxes withheld ............................................. —  (76) —  —
Total investment income ..............................................
13,533,331  3,274,568  13,484,971  128,356,390
EXPENSES
Investment advisory ............................................... 1,766,558  584,292  2,608,334  14,081,806
Interest expense ................................................. —  —  —  142
Total expenses .................................................... 1,766,558  584,292  2,608,334  14,081,948
Net investment income ...............................................
11,766,773  2,690,276  10,876,637  114,274,442
—  —  —  —
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated ......................................... (1,787,778) (9,133,172) (2,107,667) (100,574,391)
Investments — affiliated ........................................... (5,172) (250) (3,491) 590
Futures contracts ............................................... 349,394  185,015  (1,899,055) (1,112,618)
In-kind redemptions — unaffiliated
(a)
................................... (1,694,245) 12,437,084  46,072,446  149,857,503
(3,137,801) 3,488,677  42,062,233  48,171,084
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ......................................... 138,090,196  59,828,740  91,959,573  (193,376,696)
Investments — affiliated ........................................... (120) (859) (3,731) (984)
Futures contracts ............................................... (26,501) (11,558) (29,206) (522,287)
138,063,575  59,816,323  91,926,636  (193,899,967)
Net realized and unrealized gain (loss) ....................................
134,925,774  63,305,000  133,988,869  (145,728,883)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .....
$ 146,692,547  $ 65,995,276  $ 144,865,506  $ (31,454,441)
(a)
See Note 2 of the Notes to Financial Statements.

2026
iShares Annual Financial Statements and Additional Information
Statements of Operations
(continued)
Year Ended March 31, 2026
See notes to financial statements.
iShares
U.S. Regional Banks
ETF
iShares
U.S.
Telecommunications
ETF
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................ $ 20,568,728  $ 13,721,118
Dividends — affiliated .............................................................................. 28,166  66,719
Interest — unaffiliated .............................................................................. 3,342  13,589
Securities lending income — affiliated — net ............................................................... 5,414  115,834
Foreign taxes withheld ............................................................................. (33,824) (221,521)
Total investment income ..............................................................................
20,571,826  13,695,739
EXPENSES
Investment advisory ............................................................................... 2,264,464  2,167,963
Interest expense ................................................................................. 26  64
Total expenses .................................................................................... 2,264,490  2,168,027
Net investment income ...............................................................................
18,307,336  11,527,712
—  —
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated ......................................................................... (5,184,463) 7,837,210
Investments — affiliated ........................................................................... (164) (11,467)
Futures contracts ............................................................................... 66,789  162,575
In-kind redemptions — unaffiliated
(a)
................................................................... 2,676,055  208,322,323
(2,441,783) 216,310,641
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ......................................................................... 78,763,510  6,270,726
Investments — affiliated ........................................................................... —  (855)
Futures contracts ............................................................................... (80,164) (5,885)
78,683,346  6,263,986
Net realized and unrealized gain ........................................................................
76,241,563  222,574,627
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............................................
$ 94,548,899  $ 234,102,339
(a)
See Note 2 of the Notes to Financial Statements.

Statements of Changes in Net Assets
Statements of Changes in Net Assets
See notes to financial statements.
iShares
U.S. Aerospace & Defense ETF
iShares
U.S. Broker-Dealers & Securities Exchanges
ETF
Year Ended
03/31/26
Year Ended
03/31/25
Year Ended
03/31/26
Year Ended
03/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ......................................... $ 51,991,393  $ 51,922,986  $ 17,044,456  $ 17,749,959
Net realized gain ............................................. 1,807,725,244  492,217,793  209,630,742  274,540,029
Net change in unrealized appreciation (depreciation) ..................... 1,180,440,303  441,449,034  (67,002,538) 10,995,295
Net increase in net assets resulting from operations ........................
3,040,156,940  985,589,813  159,672,660  303,285,283
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ..............
(51,158,413) (52,542,752) (17,173,470) (17,521,317)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ......
4,089,276,828  (719,913,404) 59,338,379  551,151,040
NET ASSETS
Total increase in net assets ........................................ 7,078,275,355  213,133,657  201,837,569  836,915,006
Beginning of year ...............................................
6,301,121,316  6,087,987,659  1,318,080,223  481,165,217
End of year ...................................................
$ 13,379,396,671  $ 6,301,121,316  $ 1,519,917,792  $ 1,318,080,223
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

2026
iShares Annual Financial Statements and Additional Information
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
U.S. Healthcare Providers ETF
iShares
U.S. Home Construction ETF
Year Ended
03/31/26
Year Ended
03/31/25
Year Ended
03/31/26
Year Ended
03/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ......................................... $ 8,427,279  $ 5,721,738  $ 17,964,780  $ 13,825,013
Net realized gain (loss) ......................................... (31,590,208) (4,530,506) (30,503,878) 434,216,312
Net change in unrealized appreciation (depreciation) ..................... (110,215,506) (21,552,669) (169,333,354) (1,054,238,830)
Net decrease in net assets resulting from operations .......................
(133,378,435) (20,361,437) (181,872,452) (606,197,505)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ..............
(8,431,211) (5,672,511) (28,656,823) (25,754,654)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ......
130,134,871  (157,601,371) 180,594,275  (282,628,987)
NET ASSETS
Total decrease in net assets ....................................... (11,674,775) (183,635,319) (29,935,000) (914,581,146)
Beginning of year ...............................................
673,657,738  857,293,057  2,422,200,647  3,336,781,793
End of year ...................................................
$ 661,982,963  $ 673,657,738  $ 2,392,265,647  $ 2,422,200,647
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
U.S. Infrastructure ETF
iShares
U.S. Insurance ETF
Year Ended
03/31/26
Year Ended
03/31/25
Year Ended
03/31/26
Year Ended
03/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ......................................... $ 57,350,405  $ 49,869,295  $ 12,809,727  $ 13,418,898
Net realized gain ............................................. 217,296,981  338,428,007  101,454,691  73,813,134
Net change in unrealized appreciation (depreciation) ..................... 436,561,697  (240,357,799) (149,338,504) 30,451,905
Net increase (decrease) in net assets resulting from operations ................
711,209,083  147,939,503  (35,074,086) 117,683,937
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ..............
(57,890,312) (52,406,072) (13,287,041) (13,003,873)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ......
780,498,782  (184,630,112) (372,341,059) 37,051,143
NET ASSETS
Total increase (decrease) in net assets ................................ 1,433,817,553  (89,096,681) (420,702,186) 141,731,207
Beginning of year ...............................................
2,268,858,747  2,357,955,428  792,775,047  651,043,840
End of year ...................................................
$ 3,702,676,300  $ 2,268,858,747  $ 372,072,861  $ 792,775,047
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

2026
iShares Annual Financial Statements and Additional Information
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
U.S. Manufacturing ETF
iShares
U.S. Medical Devices ETF
Year Ended
03/31/26
Period From
07/17/24
(a)
to 03/31/25
Year Ended
03/31/26
Year Ended
03/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ......................................... $ 240,851  $ 85,429  $ 16,673,803  $ 19,554,297
Net realized gain (loss) ......................................... 1,141,239  (144,078) 272,835,234  401,930,559
Net change in unrealized appreciation (depreciation) ..................... 6,258,366  (920,910) (675,114,099) (288,429,446)
Net increase (decrease) in net assets resulting from operations ................
7,640,456  (979,559) (385,605,062) 133,055,410
DISTRIBUTIONS TO SHAREHOLDERS
(b)
Decrease in net assets resulting from distributions to shareholders ..............
(227,694) (81,436) (15,183,197) (22,387,105)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ......
28,052,067  13,586,685  (1,041,160,885) (1,233,401,149)
NET ASSETS
Total increase (decrease) in net assets ................................ 35,464,829  12,525,690  (1,441,949,144) (1,122,732,844)
Beginning of period .............................................
12,525,690  —  4,637,506,316  5,760,239,160
End of period .................................................
$ 47,990,519  $ 12,525,690  $ 3,195,557,172  $ 4,637,506,316
(a)
Commencement of operations.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
U.S. Oil & Gas Exploration & Production ETF
iShares
U.S. Oil Equipment & Services ETF
Year Ended
03/31/26
Year Ended
03/31/25
Year Ended
03/31/26
Year Ended
03/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ......................................... $ 11,766,773  $ 15,470,533  $ 2,690,276  $ 2,688,848
Net realized gain (loss) ......................................... (3,137,801) 20,438,546  3,488,677  (6,269,777)
Net change in unrealized appreciation (depreciation) ..................... 138,063,575  (121,921,950) 59,816,323  (36,756,441)
Net increase (decrease) in net assets resulting from operations ................
146,692,547  (86,012,871) 65,995,276  (40,337,370)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ..............
(11,874,483) (15,314,113) (2,834,483) (2,710,527)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ......
(41,678,103) (117,091,225) 204,341,218  (94,591,320)
NET ASSETS
Total increase (decrease) in net assets ................................ 93,139,961  (218,418,209) 267,502,011  (137,639,217)
Beginning of year ...............................................
562,326,032  780,744,241  152,088,296  289,727,513
End of year ...................................................
$ 655,465,993  $ 562,326,032  $ 419,590,307  $ 152,088,296
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

2026
iShares Annual Financial Statements and Additional Information
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
U.S. Pharmaceuticals ETF
iShares
U.S. Real Estate ETF
Year Ended
03/31/26
Year Ended
03/31/25
Year Ended
03/31/26
Year Ended
03/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ......................................... $ 10,876,637  $ 11,186,679  $ 114,274,442  $ 103,308,407
Net realized gain (loss) ......................................... 42,062,233  34,654,932  48,171,084  (3,842,311)
Net change in unrealized appreciation (depreciation) ..................... 91,926,636  (9,845,643) (193,899,967) 80,269,127
Net increase (decrease) in net assets resulting from operations ................
144,865,506  35,995,968  (31,454,441) 179,735,223
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ..............
(14,217,253) (10,873,203) (94,930,834) (103,765,002)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ......
251,817,043  (70,032,786) 568,886,364  (749,367,666)
NET ASSETS
Total increase (decrease) in net assets ................................ 382,465,296  (44,910,021) 442,501,089  (673,397,445)
Beginning of year ...............................................
613,820,771  658,730,792  3,556,541,698  4,229,939,143
End of year ...................................................
$ 996,286,067  $ 613,820,771  $ 3,999,042,787  $ 3,556,541,698
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
U.S. Regional Banks ETF
iShares
U.S. Telecommunications ETF
Year Ended
03/31/26
Year Ended
03/31/25
Year Ended
03/31/26
Year Ended
03/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ......................................... $ 18,307,336  $ 21,478,780  $ 11,527,712  $ 7,420,779
Net realized gain (loss) ......................................... (2,441,783) 10,013,978  216,310,641  63,771,635
Net change in unrealized appreciation (depreciation) ..................... 78,683,346  2,463,218  6,263,986  4,820,195
Net increase in net assets resulting from operations ........................
94,548,899  33,955,976  234,102,339  76,012,609
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ..............
(19,027,499) (20,846,820) (12,625,782) (7,393,564)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ......
(222,791,617) 51,973,693  200,211,956  73,156,780
NET ASSETS
Total increase (decrease) in net assets ................................ (147,270,217) 65,082,849  421,688,513  141,775,825
Beginning of year ...............................................
715,654,065  650,571,216  372,576,302  230,800,477
End of year ...................................................
$ 568,383,848  $ 715,654,065  $ 794,264,815  $ 372,576,302
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

2026
iShares Annual Financial Statements and Additional Information
Financial Highlights
(For a share outstanding throughout each period)
See notes to financial statements.
iShares U.S. Aerospace & Defense ETF
Year Ended
03/31/26
Year Ended
03/31/25
Year Ended
03/31/24
Year Ended
03/31/23
Year Ended
03/31/22
Net asset value, beginning of year ..........................
$ 153.13  $ 131.92  $ 115.09  $ 110.71  $ 104.13
Net investment income
(a)
................................ 0 .99  1 .18  1 .14  1 .20  0 .72
Net realized and unrealized gain
(b)
..........................
65.57  21.25  16.85  4 .36  6 .55
Net increase from investment operations .......................
66.56  22.43  17.99  5 .56  7 .27
Distributions from net investment income
(c)
...................... ( 1 .07 ) ( 1 .22 ) ( 1 .16 ) ( 1 .18 ) ( 0 .69 )
Net asset value, end of year ..............................
$ 218.62  $ 153.13  $ 131.92  $ 115.09  $ 110.71
Total Return
(d)
– – – – –
Based on net asset value .................................
43.53% 17.05% 15.74% 5 .16% 7 .00%
Ratios to Average Net Assets
(e)
– – – – –
Total expenses ........................................
0 .37% 0 .38% 0 .40% 0 .40% 0 .39%
Net investment income ...................................
0 .48% 0 .82% 0 .97% 1 .13% 0 .68%
Supplemental Data
Net assets, end of year (000) ...............................
$ 13,379,397  $ 6,301,121  $ 6,087,988  $ 5,829,505  $ 3,670,015
Portfolio turnover rate
(f)
...................................
18% 42% 17% 20% 27%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.

Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares U.S. Broker-Dealers & Securities Exchanges ETF
Year Ended
03/31/26
Year Ended
03/31/25
Year Ended
03/31/24
Year Ended
03/31/23
Year Ended
03/31/22
Net asset value, beginning of year ..........................
$ 140.22  $ 115.94  $ 91.60  $ 99.82  $ 92.12
Net investment income
(a)
................................ 1 .92  1 .65  1 .75  1 .89  1 .80
Net realized and unrealized gain (loss)
(b)
......................
24.11  24.25  24.47  ( 8 .35 ) 7 .84
Net increase (decrease) from investment operations ...............
26.03  25.90  26.22  ( 6 .46 ) 9 .64
Distributions from net investment income
(c)
...................... ( 1 .93 ) ( 1 .62 ) ( 1 .88 ) ( 1 .76 ) ( 1 .94 )
Net asset value, end of year ..............................
$ 164.32  $ 140.22  $ 115.94  $ 91.60  $ 99.82
Total Return
(d)
– – – – –
Based on net asset value .................................
18.53% 22.43% 29.02% ( 6 .43 ) % 10.38%
Ratios to Average Net Assets
(e)
– – – – –
Total expenses ........................................
0 .37% 0 .38% 0 .40% 0 .40% 0 .39%
Net investment income ...................................
1 .14% 1 .23% 1 .82% 1 .99% 1 .70%
Supplemental Data
Net assets, end of year (000) ...............................
$ 1,519,918  $ 1,318,080  $ 481,165  $ 760,307  $ 573,974
Portfolio turnover rate
(f)
...................................
18% 16% 38% 56% 24%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.

2026
iShares Annual Financial Statements and Additional Information
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares U.S. Healthcare Providers ETF
Year Ended
03/31/26
Year Ended
03/31/25
Year Ended
03/31/24
(a)
Year Ended
03/31/23
(a)
Year Ended
03/31/22
(a)
Net asset value, beginning of year .........................
$ 52.84  $ 54.60  $ 49.47  $ 56.54  $ 50.27
Net investment income
(b)
............................... 0 .56  0 .41  0 .39  0 .41  0 .33
Net realized and unrealized gain (loss)
(c)
.....................
(10.97) ( 1 .76 ) 5 .16  ( 7 .07 ) 6 .27
Net increase (decrease) from investment operations ..............
(10.41) ( 1 .35 ) 5 .55  ( 6 .66 ) 6 .60
Distributions from net investment income
(d)
..................... ( 0 .53 ) ( 0 .41 ) ( 0 .42 ) ( 0 .41 ) ( 0 .33 )
Net asset value, end of year .............................
$ 41.90  $ 52.84  $ 54.60  $ 49.47  $ 56.54
Total Return
(e)
– – – – –
Based on net asset value ................................
(19.80) % ( 2 .48 ) % 11.30% (11.81) % 13.15%
Ratios to Average Net Assets
(f)
– – – – –
Total expenses .......................................
0 .37% 0 .38% 0 .40% 0 .40% 0 .39%
Net investment income ..................................
1 .18% 0 .77% 0 .76% 0 .77% 0 .61%
Supplemental Data
Net assets, end of year (000) ..............................
$ 661,983  $ 673,658  $ 857,293  $ 1,162,539  $ 1,328,742
Portfolio turnover rate
(g)
..................................
37% 15% 24% 20% 24%
(a)
Per share amounts reflect a five-for-one stock split effective after the close of trading on March 6, 2024.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Portfolio turnover rate excludes in-kind transactions, if any.

Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares U.S. Home Construction ETF
Year Ended
03/31/26
Year Ended
03/31/25
Year Ended
03/31/24
Year Ended
03/31/23
Year Ended
03/31/22
Net asset value, beginning of year .........................
$ 95.17  $ 115.86  $ 70.28  $ 59.23  $ 67.84
Net investment income
(a)
............................... 0 .67  0 .51  0 .52  0 .50  0 .36
Net realized and unrealized gain (loss)
(b)
.....................
( 4 .08 ) (20.21) 45.55  11.06  ( 8 .59 )
Net increase (decrease) from investment operations ..............
( 3 .41 ) (19.70) 46.07  11.56  ( 8 .23 )
Distributions from net investment income
(c)
..................... ( 1 .14 ) ( 0 .99 ) ( 0 .49 ) ( 0 .51 ) ( 0 .38 )
Net asset value, end of year .............................
$ 90.62  $ 95.17  $ 115.86  $ 70.28  $ 59.23
Total Return
(d)
– – – – –
Based on net asset value ................................
( 3 .64 ) % (17.04) % 65.77% 19.69% (12.21) %
Ratios to Average Net Assets
(e)
– – – – –
Total expenses .......................................
0 .37% 0 .38% 0 .39% 0 .40% 0 .39%
Net investment income ..................................
0 .67% 0 .46% 0 .59% 0 .84% 0 .50%
Supplemental Data
Net assets, end of year (000) ..............................
$ 2,392,266  $ 2,422,201  $ 3,336,782  $ 1,637,471  $ 1,764,976
Portfolio turnover rate
(f)
..................................
12% 13% 8% 9% 5%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.

2026
iShares Annual Financial Statements and Additional Information
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares U.S. Infrastructure ETF
Year Ended
03/31/26
Year Ended
03/31/25
Year Ended
03/31/24
Year Ended
03/31/23
Year Ended
03/31/22
Net asset value, beginning of year ..........................
$ 45.11  $ 43.34  $ 37.34  $ 38.92  $ 34.56
Net investment income
(a)
................................ 1 .00  0 .83  0 .79  0 .72  0 .67
Net realized and unrealized gain (loss)
(b)
......................
12.04  1 .86  5 .99  ( 1 .57 ) 4 .38
Net increase (decrease) from investment operations ...............
13.04  2 .69  6 .78  ( 0 .85 ) 5 .05
Distributions from net investment income
(c)
...................... ( 0 .97 ) ( 0 .92 ) ( 0 .78 ) ( 0 .73 ) ( 0 .69 )
Net asset value, end of year ..............................
$ 57.18  $ 45.11  $ 43.34  $ 37.34  $ 38.92
Total Return
(d)
– – – – –
Based on net asset value .................................
29.13% 6 .16% 18.41% ( 2 .08 ) % 14.78%
Ratios to Average Net Assets
(e)
– – – – –
Total expenses ........................................
0 .30% 0 .30% 0 .30% 0 .30% 0 .35%
Net investment income ...................................
1 .91% 1 .82% 2 .06% 1 .96% 1 .85%
Supplemental Data
Net assets, end of year (000) ...............................
$ 3,702,676  $ 2,268,859  $ 2,357,955  $ 1,794,292  $ 899,114
Portfolio turnover rate
(f)
...................................
68% 29% 32% 26% 33%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.

Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares U.S. Insurance ETF
Year Ended
03/31/26
Year Ended
03/31/25
Year Ended
03/31/24
Year Ended
03/31/23
Year Ended
03/31/22
Net asset value, beginning of year .........................
$ 137.87  $ 117.31  $ 85.65  $ 91.15  $ 74.17
Net investment income
(a)
............................... 2 .68  2 .41  1 .54  1 .57  1 .67
Net realized and unrealized gain (loss)
(b)
.....................
( 8 .72 ) 20.40  31.69  ( 5 .57 ) 16.94
Net increase (decrease) from investment operations ..............
( 6 .04 ) 22.81  33.23  ( 4 .00 ) 18.61
Distributions from net investment income
(c)
..................... ( 3 .53 ) ( 2 .25 ) ( 1 .57 ) ( 1 .50 ) ( 1 .63 )
Net asset value, end of year .............................
$ 128.30  $ 137.87  $ 117.31  $ 85.65  $ 91.15
Total Return
(d)
– – – – –
Based on net asset value ................................
( 4 .43 ) % 19.60% 39.17% ( 4 .35 ) % 25.36%
Ratios to Average Net Assets
(e)
– – – – –
Total expenses .......................................
0 .37% 0 .38% 0 .39% 0 .40% 0 .39%
Net investment income ..................................
2 .03% 1 .94% 1 .60% 1 .78% 2 .04%
Supplemental Data
Net assets, end of year (000) ..............................
$ 372,073  $ 792,775  $ 651,044  $ 449,660  $ 186,860
Portfolio turnover rate
(f)
..................................
5% 12% 19% 12% 11%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.

2026
iShares Annual Financial Statements and Additional Information
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares U.S. Manufacturing ETF
Year Ended
03/31/26
Period From
07/17/24
(a)
to 03/31/25
Net asset value, beginning of period ......................................................................
$ 23.20  $ 24.52
Net investment income
(b)
.............................................................................. 0 .27  0 .23
Net realized and unrealized gain (loss)
(c)
....................................................................
10.11  ( 1 .35 )
Net increase (decrease) from investment operations .............................................................
10.38  ( 1 .12 )
Distributions from net investment income
(d)
.................................................................... ( 0 .25 ) ( 0 .20 )
Net asset value, end of period ...........................................................................
$ 33.33  $ 23.20
Total Return
(e)
– –
Based on net asset value ...............................................................................
44.89% ( 4 .64 ) %
(f)
Ratios to Average Net Assets
(g)
– –
Total expenses ......................................................................................
0 .40% 0 .40%
(h)
Net investment income .................................................................................
0 .90% 1 .34%
(h)
Supplemental Data
Net assets, end of period (000) ...........................................................................
$ 47,991  $ 12,526
Portfolio turnover rate
(i)
.................................................................................
22% 18%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.

Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares U.S. Medical Devices ETF
Year Ended
03/31/26
Year Ended
03/31/25
Year Ended
03/31/24
Year Ended
03/31/23
Year Ended
03/31/22
(a)
Net asset value, beginning of year .........................
$ 60.19  $ 58.60  $ 54.03  $ 60.93  $ 55.04
Net investment income
(b)
............................... 0 .24  0 .23  0 .28  0 .24  0 .16
Net realized and unrealized gain (loss)
(c)
.....................
( 6 .86 ) 1 .63  4 .59  ( 6 .89 ) 5 .89
Net increase (decrease) from investment operations ..............
( 6 .62 ) 1 .86  4 .87  ( 6 .65 ) 6 .05
Distributions from net investment income
(d)
..................... ( 0 .22 ) ( 0 .27 ) ( 0 .30 ) ( 0 .25 ) ( 0 .16 )
Net asset value, end of year .............................
$ 53.35  $ 60.19  $ 58.60  $ 54.03  $ 60.93
Total Return
(e)
– – – – –
Based on net asset value ................................
(11.04) % 3 .19% 9 .10% (10.89) % 10.99%
Ratios to Average Net Assets
(f)
– – – – –
Total expenses .......................................
0 .37% 0 .38% 0 .40% 0 .40% 0 .39%
Net investment income ..................................
0 .40% 0 .39% 0 .52% 0 .45% 0 .26%
Supplemental Data
Net assets, end of year (000) ..............................
$ 3,195,557  $ 4,637,506  $ 5,760,239  $ 6,002,335  $ 8,076,257
Portfolio turnover rate
(g)
..................................
12% 16% 31% 10% 11%
(a)
Per share amounts reflect a six-for-one stock split effective after the close of trading on July 16, 2021.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Portfolio turnover rate excludes in-kind transactions, if any.

2026
iShares Annual Financial Statements and Additional Information
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares U.S. Oil & Gas Exploration & Production ETF
Year Ended
03/31/26
Year Ended
03/31/25
Year Ended
03/31/24
Year Ended
03/31/23
Year Ended
03/31/22
Net asset value, beginning of year ..........................
$ 94.51  $ 106.95  $ 85.82  $ 84.23  $ 48.63
Net investment income
(a)
................................ 2 .30  2 .25  2 .50  3 .81  2 .00
Net realized and unrealized gain (loss)
(b)
......................
30.39  (12.40) 21.24  1 .50  35.51
Net increase (decrease) from investment operations ...............
32.69  (10.15) 23.74  5 .31  37.51
Distributions from net investment income
(c)
...................... ( 2 .35 ) ( 2 .29 ) ( 2 .61 ) ( 3 .72 ) ( 1 .91 )
Net asset value, end of year ..............................
$ 124.85  $ 94.51  $ 106.95  $ 85.82  $ 84.23
Total Return
(d)
– – – – –
Based on net asset value .................................
35.37% ( 9 .43 ) % 28.10% 6 .40% 78.44%
Ratios to Average Net Assets
(e)
– – – – –
Total expenses ........................................
0 .37% 0 .38% 0 .40% 0 .40% 0 .39%
Net investment income ...................................
2 .48% 2 .31% 2 .71% 4 .22% 3 .27%
Supplemental Data
Net assets, end of year (000) ...............................
$ 655,466  $ 562,326  $ 780,744  $ 729,496  $ 800,140
Portfolio turnover rate
(f)
...................................
24% 19% 22% 15% 17%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.

Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares U.S. Oil Equipment & Services ETF
Year Ended
03/31/26
Year Ended
03/31/25
Year Ended
03/31/24
Year Ended
03/31/23
Year Ended
03/31/22
Net asset value, beginning of year ..........................
$ 19.50  $ 23.65  $ 19.33  $ 19.30  $ 13.41
Net investment income
(a)
................................ 0 .36  0 .32  0 .26  0 .16  0 .07
Net realized and unrealized gain (loss)
(b)
......................
9 .44  ( 4 .12 ) 4 .29  0 .05  5 .92
Net increase (decrease) from investment operations ...............
9 .80  ( 3 .80 ) 4 .55  0 .21  5 .99
Distributions from net investment income
(c)
...................... ( 0 .36 ) ( 0 .35 ) ( 0 .23 ) ( 0 .18 ) ( 0 .10 )
Net asset value, end of year ..............................
$ 28.94  $ 19.50  $ 23.65  $ 19.33  $ 19.30
Total Return
(d)
– – – – –
Based on net asset value .................................
51.10% (16.11) % 23.62% 1 .16% 44.88%
Ratios to Average Net Assets
(e)
– – – – –
Total expenses ........................................
0 .37% 0 .38% 0 .40% 0 .40% 0 .39%
Net investment income ...................................
1 .71% 1 .51% 1 .19% 0 .84% 0 .49%
Supplemental Data
Net assets, end of year (000) ...............................
$ 419,590  $ 152,088  $ 289,728  $ 223,246  $ 283,677
Portfolio turnover rate
(f)
...................................
17% 25% 37% 16% 55%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.

2026
iShares Annual Financial Statements and Additional Information
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares U.S. Pharmaceuticals ETF
Year Ended
03/31/26
Year Ended
03/31/25
Year Ended
03/31/24
(a)
Year Ended
03/31/23
(a)
Year Ended
03/31/22
(a)
Net asset value, beginning of year ..........................
$ 70.55  $ 67.91  $ 58.47  $ 64.73  $ 59.13
Net investment income
(b)
................................ 1 .18  1 .18  1 .06  1 .02  1 .02
Net realized and unrealized gain (loss)
(c)
......................
16.39  2 .62  9 .29  ( 6 .08 ) 5 .63
Net increase (decrease) from investment operations ...............
17.57  3 .80  10.35  ( 5 .06 ) 6 .65
Distributions from net investment income
(d)
...................... ( 1 .49 ) ( 1 .16 ) ( 0 .91 ) ( 1 .20 ) ( 1 .05 )
Net asset value, end of year ..............................
$ 86.63  $ 70.55  $ 67.91  $ 58.47  $ 64.73
Total Return
(e)
– – – – –
Based on net asset value .................................
25.17% 5 .65% 17.86% ( 7 .83 ) % 11.29%
Ratios to Average Net Assets
(f)
– – – – –
Total expenses ........................................
0 .37% 0 .38% 0 .39% 0 .40% 0 .39%
Net investment income ...................................
1 .55% 1 .73% 1 .71% 1 .66% 1 .63%
Supplemental Data
Net assets, end of year (000) ...............................
$ 996,286  $ 613,821  $ 658,731  $ 377,159  $ 407,773
Portfolio turnover rate
(g)
...................................
29% 24% 42% 46% 20%
(a)
Per share amounts reflect a three-for-one stock split effective after the close of trading on March 6, 2024.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Portfolio turnover rate excludes in-kind transactions, if any.

Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares U.S. Real Estate ETF
Year Ended
03/31/26
Year Ended
03/31/25
Year Ended
03/31/24
Year Ended
03/31/23
Year Ended
03/31/22
Net asset value, beginning of year ..........................
$ 95.73  $ 89.90  $ 84.95  $ 108.01  $ 91.81
Net investment income
(a)
................................ 2 .88  2 .45  2 .69  2 .35  1 .64
Net realized and unrealized gain (loss)
(b)
......................
( 1 .82 ) 5 .80  4 .66  (22.94) 16.94
Net increase (decrease) from investment operations ...............
1 .06  8 .25  7 .35  (20.59) 18.58
Distributions from net investment income
(c)
...................... ( 2 .25 ) ( 2 .42 ) ( 2 .40 ) ( 2 .47 ) ( 2 .38 )
Net asset value, end of year ..............................
$ 94.54  $ 95.73  $ 89.90  $ 84.95  $ 108.01
Total Return
(d)
– – – – –
Based on net asset value .................................
1 .10% 9 .22% 8 .89% (19.04) % 20.27%
Ratios to Average Net Assets
(e)
– – – – –
Total expenses ........................................
0 .37% 0 .38% 0 .39% 0 .40% 0 .39%
Net investment income ...................................
3 .02% 2 .59% 3 .15% 2 .56% 1 .56%
Supplemental Data
Net assets, end of year (000) ...............................
$ 3,999,043  $ 3,556,542  $ 4,229,939  $ 3,232,382  $ 5,378,867
Portfolio turnover rate
(f)
...................................
9% 11% 7% 8% 9%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.

2026
iShares Annual Financial Statements and Additional Information
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares U.S. Regional Banks ETF
Year Ended
03/31/26
Year Ended
03/31/25
Year Ended
03/31/24
Year Ended
03/31/23
Year Ended
03/31/22
Net asset value, beginning of year ..........................
$ 46.62  $ 43.37  $ 35.79  $ 58.87  $ 56.62
Net investment income
(a)
................................ 1 .54  1 .50  1 .53  1 .46  1 .34
Net realized and unrealized gain (loss)
(b)
......................
7 .34  3 .19  7 .64  (23.11) 2 .14
Net increase (decrease) from investment operations ...............
8 .88  4 .69  9 .17  (21.65) 3 .48
Distributions from net investment income
(c)
...................... ( 1 .62 ) ( 1 .44 ) ( 1 .59 ) ( 1 .43 ) ( 1 .23 )
Net asset value, end of year ..............................
$ 53.88  $ 46.62  $ 43.37  $ 35.79  $ 58.87
Total Return
(d)
– – – – –
Based on net asset value .................................
19.22% 10.92% 26.46% (37.30) % 6 .11%
Ratios to Average Net Assets
(e)
– – – – –
Total expenses ........................................
0 .37% 0 .38% 0 .40% 0 .40% 0 .39%
Net investment income ...................................
3 .01% 3 .17% 4 .20% 2 .90% 2 .19%
Supplemental Data
Net assets, end of year (000) ...............................
$ 568,384  $ 715,654  $ 650,571  $ 799,865  $ 1,386,344
Portfolio turnover rate
(f)
...................................
8% 8% 9% 7% 14%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.

Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares U.S. Telecommunications ETF
Year Ended
03/31/26
Year Ended
03/31/25
Year Ended
03/31/24
Year Ended
03/31/23
Year Ended
03/31/22
Net asset value, beginning of year .........................
$ 27.40  $ 21.98  $ 23.15  $ 29.88  $ 32.39
Net investment income
(a)
............................... 0 .64  0 .52  0 .48  0 .58  0 .77
Net realized and unrealized gain (loss)
(b)
.....................
11.95  5 .45  ( 1 .15 ) ( 6 .73 ) ( 2 .54 )
Net increase (decrease) from investment operations ..............
12.59  5 .97  ( 0 .67 ) ( 6 .15 ) ( 1 .77 )
Distributions from net investment income
(c)
..................... ( 0 .67 ) ( 0 .55 ) ( 0 .50 ) ( 0 .58 ) ( 0 .74 )
Net asset value, end of year .............................
$ 39.32  $ 27.40  $ 21.98  $ 23.15  $ 29.88
Total Return
(d)
– – – – –
Based on net asset value ................................
46.49% 27.38% ( 2 .84 ) % (20.56) % ( 5 .63 ) %
Ratios to Average Net Assets
(e)
– – – – –
Total expenses .......................................
0 .37% 0 .38% 0 .40% 0 .40% 0 .39%
Net investment income ..................................
1 .97% 2 .06% 2 .19% 2 .40% 2 .37%
Supplemental Data
Net assets, end of year (000) ..............................
$ 794,265  $ 372,576  $ 230,800  $ 302,131  $ 503,440
Portfolio turnover rate
(f)
..................................
44% 30% 30% 24% 75%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.

Notes to Financial Statements

2026
iShares Annual Financial Statements and Additional Information
1. Organization
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Taxes:  Certain Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of March 31, 2026, if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash:  The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income, and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
iShares ETF
Diversification
Classification
U.S. Aerospace & Defense ..................................................................................................... Non-diversified
U.S. Broker-Dealers & Securities Exchanges ........................................................................................ Non-diversified
U.S. Healthcare Providers ..................................................................................................... Non-diversified
U.S. Home Construction ....................................................................................................... Non-diversified
U.S. Infrastructure ........................................................................................................... Diversified
U.S. Insurance .............................................................................................................. Non-diversified
U.S. Manufacturing .......................................................................................................... Non-diversified
U.S. Medical Devices ......................................................................................................... Non-diversified
U.S. Oil & Gas Exploration & Production ........................................................................................... Non-diversified
U.S. Oil Equipment & Services .................................................................................................. Non-diversified
U.S. Pharmaceuticals ......................................................................................................... Non-diversified
U.S. Real Estate ............................................................................................................ Diversified
U.S. Regional Banks ......................................................................................................... Non-diversified
U.S. Telecommunications ...................................................................................................... Non-diversified

Notes to Financial Statements
( continued)

Notes to Financial Statements
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting: The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each
Fund’s financial statements.
Recent Accounting Standard: The Funds adopted Financial Accounting Standards Board Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax
Disclosures (“ASU 2023-09”) during the period. ASU 2023-09 enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The
Funds' adoption of the new standard did not have a material impact on financial statement disclosures and did not affect each Fund’s financial position or results of operations.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments (except ETF options, equity index options or those that are customized) traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation or last available bid (long positions) or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

Notes to Financial Statements
(continued)

2026
iShares Annual Financial Statements and Additional Information
4. Securities and Other Investments
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair
Value
(a)
Net Amount
(b)
U.S. Aerospace & Defense
Barclays Bank PLC ............................................... $ 2,054,966 $ (1,898,860) $ — $ 156,106
BNP Paribas SA ................................................. 22,462,943 (21,016,193) — 1,446,750
BofA Securities, Inc. .............................................. 689,842 (639,944) — 49,898
Citigroup Global Markets, Inc. ........................................ 16,490,588 (16,367,247) — 123,341
Goldman Sachs & Co. LLC ......................................... 1,407,518 (1,401,001) — 6,517
Goldman Sachs International ........................................ 11,370,068 (10,452,657) — 917,411
HSBC Bank PLC ................................................ 15,928,906 (15,928,906) — —
J.P. Morgan Securities LLC ......................................... 51,329,850 (47,657,013) — 3,672,837
Jefferies LLC ................................................... 4,984,643 (4,521,680) — 462,963
Morgan Stanley ................................................. 44,004,182 (42,038,073) — 1,966,109
National Financial Services LLC ...................................... 3,113,843 (3,020,736) — 93,107
RBC Capital Markets LLC .......................................... 1,470 (1,400) — 70
Scotia Capital (USA), Inc. .......................................... 1,198,050 (1,140,856) — 57,194
SG Americas Securities LLC ........................................ 787,115 (777,127) — 9,988
UBS AG ...................................................... 10,443,491 (10,184,609) — 258,882
Wells Fargo Bank NA ............................................. 19,085,196 (18,392,697) — 692,499
Wells Fargo Securities LLC ......................................... 1,699,940 (1,678,138) — 21,802
$ 207,052,611 $ (197,117,137)
$ —
$ 9,935,474
a
U.S. Broker-Dealers & Securities Exchanges
BofA Securities, Inc. .............................................. 6,518,883 (6,436,596) — 82,287
SG Americas Securities LLC ........................................ 3,052,603 (3,018,319) — 34,284
UBS AG ...................................................... 2,968,370 (2,789,498) — 178,872
Virtu Americas LLC ............................................... 377,524 (370,998) — 6,526
$ 12,917,380 $ (12,615,411)
$ —
$ 301,969
a
U.S. Healthcare Providers
Barclays Bank PLC ............................................... 158,117 (158,117) — —
BofA Securities, Inc. .............................................. 201,448 (201,448) — —
Citigroup Global Markets, Inc. ........................................ 649,295 (643,436) — 5,859
Goldman Sachs International ........................................ 2,572,690 (2,572,690) — —
HSBC Bank PLC ................................................ 31,610 (30,463) — 1,147
J.P. Morgan Securities LLC ......................................... 28,151 (26,453) — 1,698
Jefferies LLC ................................................... 635,284 (635,284) — —
Morgan Stanley ................................................. 4,072,361 (4,072,361) — —

Notes to Financial Statements
( continued)

Notes to Financial Statements
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair
Value
(a)
Net Amount
(b)
National Financial Services LLC ...................................... $ 3,010,484 $ (2,952,495) $ — $ 57,989
SG Americas Securities LLC ........................................ 23,840 (23,840) — —
UBS AG ...................................................... 725,057 (680,272) — 44,785
Virtu Americas LLC ............................................... 183,236 (182,476) — 760
Wells Fargo Bank NA ............................................. 381,934 (381,934) — —
$ 12,673,507 $ (12,561,269)
$ —
$ 112,238
a
U.S. Home Construction
Barclays Bank PLC ............................................... 3,189,972 (3,189,972) — —
BNP Paribas SA ................................................. 41,455,372 (41,124,574) — 330,798
BofA Securities, Inc. .............................................. 900,383 (900,383) — —
Citigroup Global Markets, Inc. ........................................ 2,666,102 (2,594,223) — 71,879
Goldman Sachs & Co. LLC ......................................... 3,442,956 (3,357,840) — 85,116
J.P. Morgan Securities LLC ......................................... 321,600 (321,600) — —
National Financial Services LLC ...................................... 5,568,696 (5,463,286) — 105,410
SG Americas Securities LLC ........................................ 4,537,177 (4,473,739) — 63,438
TD Securities (USA) LLC ........................................... 447,966 (445,562) — 2,404
UBS AG ...................................................... 5,023,590 (4,888,594) — 134,996
Virtu Americas LLC ............................................... 58,464 (57,709) — 755
Wells Fargo Bank NA ............................................. 4,617,568 (4,521,522) — 96,046
$ 72,229,846 $ (71,339,004)
$ —
$ 890,842
a
U.S. Infrastructure
Barclays Capital, Inc. ............................................. 3,514,485 (3,486,101) — 28,384
BNP Paribas SA ................................................. 587,610 (587,610) — —
BofA Securities, Inc. .............................................. 3,818,862 (3,740,422) — 78,440
Citigroup Global Markets, Inc. ........................................ 10,931,023 (10,708,370) — 222,653
Goldman Sachs International ........................................ 4,007,537 (3,840,112) — 167,425
HSBC Bank PLC ................................................ 2,481,752 (2,445,217) — 36,535
J.P. Morgan Securities LLC ......................................... 9,664 (9,408) — 256
Jefferies LLC ................................................... 235,044 (235,044) — —
Pershing LLC ................................................... 326,450 (326,450) — —
RBC Capital Markets LLC .......................................... 873 (825) — 48
UBS AG ...................................................... 3,658,891 (3,658,891) — —
UBS Securities LLC .............................................. 773,556 (773,556) — —
Virtu Americas LLC ............................................... 439,700 (425,601) — 14,099
Wells Fargo Bank NA ............................................. 4,439,243 (4,253,238) — 186,005
$ 35,224,690 $ (34,490,845)
$ —
$ 733,845
a
U.S. Insurance
Goldman Sachs & Co. LLC ......................................... 2,459,952 (2,459,952) — —
$ 2,459,952 $ (2,459,952)
$ —
$ —
a
U.S. Manufacturing
BofA Securities, Inc. .............................................. 30,068 (27,250) — 2,818
J.P. Morgan Securities LLC ......................................... 58,899 (58,899) — —
Scotia Capital (USA), Inc. .......................................... 24,987 (23,469) — 1,518
UBS AG ...................................................... 37,783 (36,022) — 1,761
$ 151,737 $ (145,640)
$ —
$ 6,097
a
U.S. Medical Devices
Barclays Bank PLC ............................................... 575,086 (575,086) — —
Barclays Capital, Inc. ............................................. 454,908 (454,908) — —
BNP Paribas SA ................................................. 857,792 (857,792) — —
BofA Securities, Inc. .............................................. 21,725,036 (21,248,726) — 476,310
Citigroup Global Markets, Inc. ........................................ 214,786 (213,819) — 967
Goldman Sachs International ........................................ 6,359,167 (6,359,167) — —
HSBC Bank PLC ................................................ 1,225,224 (1,225,224) — —
J.P. Morgan Securities LLC ......................................... 1,431,902 (1,392,553) — 39,349
Morgan Stanley ................................................. 2,442,258 (2,442,258) — —
National Financial Services LLC ...................................... 460,278 (455,189) — 5,089
Scotia Capital (USA), Inc. .......................................... 64,586 (64,586) — —
TD Securities (USA) LLC ........................................... 598 (598) — —

Notes to Financial Statements
(continued)

2026
iShares Annual Financial Statements and Additional Information
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair
Value
(a)
Net Amount
(b)
Wells Fargo Bank NA ............................................. $ 1,722,672 $ (1,690,791) $ — $ 31,881
$ 37,534,293 $ (36,980,697)
$ —
$ 553,596
a
U.S. Oil & Gas Exploration & Production
J.P. Morgan Securities LLC ......................................... 13,532,906 (13,532,906) — —
State Street Bank & Trust Co. ........................................ 515,746 (515,746) — —
$ 14,048,652 $ (14,048,652)
$ —
$ —
a
U.S. Oil Equipment & Services
Barclays Bank PLC ............................................... 382,356 (382,356) — —
BofA Securities, Inc. .............................................. 15,276 (15,276) — —
Goldman Sachs & Co. LLC ......................................... 1,327,959 (1,327,959) — —
Morgan Stanley ................................................. 761,292 (761,292) — —
National Financial Services LLC ...................................... 370,620 (370,620) — —
Natixis SA ..................................................... 4,603,605 (4,603,605) — —
$ 7,461,108 $ (7,461,108)
$ —
$ —
a
U.S. Pharmaceuticals
Barclays Bank PLC ............................................... 286,427 (277,158) — 9,269
Barclays Capital, Inc. ............................................. 38,024 (37,796) — 228
BNP Paribas SA ................................................. 922,124 (870,619) — 51,505
BofA Securities, Inc. .............................................. 2,666,352 (2,521,703) — 144,649
Citigroup Global Markets, Inc. ........................................ 1,830,480 (1,734,204) — 96,276
Goldman Sachs & Co. LLC ......................................... 550,056 (530,338) — 19,718
Goldman Sachs International ........................................ 9,726,104 (9,514,439) — 211,665
HSBC Bank PLC ................................................ 25,303 (24,898) — 405
J.P. Morgan Securities LLC ......................................... 3,240,867 (3,101,482) — 139,385
Jefferies LLC ................................................... 898,905 (825,213) — 73,692
Morgan Stanley ................................................. 610,797 (591,555) — 19,242
National Financial Services LLC ...................................... 1,713,402 (1,657,755) — 55,647
RBC Capital Markets LLC .......................................... 12,901 (12,823) — 78
UBS AG ...................................................... 19,972,670 (19,972,670) — —
UBS Securities LLC .............................................. 12,222 (12,222) — —
Wells Fargo Bank NA ............................................. 391,035 (389,679) — 1,356
Wells Fargo Securities LLC ......................................... 102,529 (101,913) — 616
$ 43,000,198 $ (42,176,467)
$ —
$ 823,731
a
U.S. Real Estate
BofA Securities, Inc. .............................................. 798,634 (798,634) — —
$ 798,634 $ (798,634)
$ —
$ —
a
U.S. Telecommunications
BofA Securities, Inc. .............................................. 5,258,897 (5,108,606) — 150,291
HSBC Bank PLC ................................................ 23,191 (22,036) — 1,155
J.P. Morgan Securities LLC ......................................... 5,569,226 (5,072,293) — 496,933
Jefferies LLC ................................................... 79,029 (75,148) — 3,881
Morgan Stanley ................................................. 26,439,903 (26,439,903) — —
SG Americas Securities LLC ........................................ 165,846 (165,846) — —
Virtu Americas LLC ............................................... 628,750 (628,750) — —
$ 38,164,842 $ (37,512,582)
$ —
$ 652,260
a
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Funds’ Statements of Assets and Liabilities.
(b)
The market value of the loaned securities is determined as of March 31, 2026. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

Notes to Financial Statements
( continued)

Notes to Financial Statements
5. Derivative Financial Instruments
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the over-the-counter ("OTC")
market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statements of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statements of Assets and Liabilities. Payments received or paid are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds' basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
Equity swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Equity swaps are designed to function as direct economic investments in long or short equity positions. This means that the Fund will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation
(depreciation), corporate actions and dividends received and paid. Equity swaps incur interest charges and credits (“financing fees”) related to the notional value of the position. These interest charges and credits are based on a specified benchmark rate plus or minus a spread.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statements of Assets and
Liabilities.  Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help mitigate its counterparty risk, a Fund may enter into an International
Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master
Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.
For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by a fund and the counterparty.
Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of
Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparty are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, each Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of
Assets and Liabilities.

Notes to Financial Statements
(continued)

2026
iShares Annual Financial Statements and Additional Information
6. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
For its investment advisory services to each Fund, except for iShares U.S. Infrastructure ETF and iShares U.S. Manufacturing ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:
Distributor:  BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A.
(“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds:
Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash
Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock
Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares
ETF Complex in that calendar year exceeds a specific threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year
84% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
iShares ETF Investment Advisory Fees
U.S. Infrastructure . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.30%
U.S. Manufacturing . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.40
Aggregate Average Daily Net Assets Investment Advisory Fees
First $10 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.4800%
Over $10 billion, up to and including $20 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.4300
Over $20 billion, up to and including $30 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.3800
Over $30 billion, up to and including $40 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.3400
Over $40 billion, up to and including $50 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.3300
Over $50 billion, up to and including $60 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.3100
Over $60 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.2945

Notes to Financial Statements
( continued)

Notes to Financial Statements
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the year ended March 31, 2026, the Funds paid BTC the following amounts for securities lending agent services:
Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by
Rule 17a-7.
For the year ended March 31, 2026, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
iShares ETF Amounts
U.S. Aerospace & Defense .................................................................................................... $ 264,105
U.S. Broker-Dealers & Securities Exchanges ....................................................................................... 7,781
U.S. Healthcare Providers .................................................................................................... 20,018
U.S. Home Construction ...................................................................................................... 123,229
U.S. Infrastructure .......................................................................................................... 926,179
U.S. Insurance ............................................................................................................. 6,333
U.S. Manufacturing ......................................................................................................... 972
U.S. Medical Devices ........................................................................................................ 79,842
U.S. Oil & Gas Exploration & Production .......................................................................................... 14,166
U.S. Oil Equipment & Services ................................................................................................. 3,874
U.S. Pharmaceuticals ........................................................................................................ 28,718
U.S. Real Estate ........................................................................................................... 13,699
U.S. Regional Banks ........................................................................................................ 2,257
U.S. Telecommunications ..................................................................................................... 41,916
iShares ETF Purchases Sales
Net Realized
Gain (Loss)
U.S. Aerospace & Defense .................................................................
$ 238,122,834 $ 436,488,442 $ (33,884,454)
U.S. Broker-Dealers & Securities Exchanges ....................................................
160,123,655 97,209,713 5,806,436
U.S. Healthcare Providers .................................................................
127,688,131 93,995,678 (25,488,364)
U.S. Home Construction ...................................................................
136,754,613 30,703,227 (6,451,987)
U.S. Infrastructure .......................................................................
32,353,260 28,048,395 (1,606,537)
U.S. Insurance ..........................................................................
12,376,774 3,414,275 (177,783)
U.S. Medical Devices .....................................................................
93,306,446 128,125,759 (11,629,833)
U.S. Oil & Gas Exploration & Production .......................................................
61,601,677 32,827,087 (637,564)
U.S. Oil Equipment & Services ..............................................................
15,016,799 11,882,895 (2,419,273)
U.S. Pharmaceuticals .....................................................................
57,509,728 75,511,786 (5,835,720)
U.S. Real Estate ........................................................................
60,928,114 42,070,116 (14,142,244)
U.S. Regional Banks .....................................................................
13,230,266 9,996,417 (480,141)
U.S. Telecommunications ..................................................................
90,306,045 109,258,169 3,663,140

Notes to Financial Statements
(continued)

2026
iShares Annual Financial Statements and Additional Information
7. Purchases and Sales
For the year ended March 31, 2026, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the year ended March 31, 2026, in-kind transactions were as follows:
8. Income Tax Information
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of March 31, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of March 31, 2026, permanent differences attributable to distributions paid in excess of taxable income and realized gains (losses)
from in-kind redemptions were reclassified to the following accounts:
iShares ETF Purchases Sales
U.S. Aerospace & Defense ................................................................................. $ 1,977,550,969  $ 1,949,827,134
U.S. Broker-Dealers & Securities Exchanges .................................................................... 275,196,403  275,396,693
U.S. Healthcare Providers ................................................................................. 265,480,679  262,898,489
U.S. Home Construction ................................................................................... 317,491,014  319,991,534
U.S. Infrastructure ....................................................................................... 2,073,510,290  2,051,305,856
U.S. Insurance .......................................................................................... 31,557,254  41,465,879
U.S. Manufacturing ...................................................................................... 6,015,493  5,884,667
U.S. Medical Devices ..................................................................................... 508,896,020  506,906,161
U.S. Oil & Gas Exploration & Production ....................................................................... 121,548,402  118,215,341
U.S. Oil Equipment & Services .............................................................................. 30,687,823  29,976,590
U.S. Pharmaceuticals ..................................................................................... 208,224,783  210,901,231
U.S. Real Estate ........................................................................................ 382,777,110  347,465,769
U.S. Regional Banks ..................................................................................... 50,190,594  51,562,219
U.S. Telecommunications .................................................................................. 263,543,065  263,700,443
iShares ETF In-kind Purchases In-kind Sales
U.S. Aerospace & Defense ................................................................................. $ 8,171,693,875  $ 4,087,358,363
U.S. Broker-Dealers & Securities Exchanges .................................................................... 960,578,457  901,689,145
U.S. Healthcare Providers ................................................................................. 413,725,304  286,222,155
U.S. Home Construction ................................................................................... 5,819,577,999  5,645,562,812
U.S. Infrastructure ....................................................................................... 1,678,155,167  900,925,972
U.S. Insurance .......................................................................................... 176,037,924  538,180,579
U.S. Manufacturing ...................................................................................... 32,477,193  4,540,564
U.S. Medical Devices ..................................................................................... 1,234,822,415  2,273,335,089
U.S. Oil & Gas Exploration & Production ....................................................................... 101,574,905  143,050,124
U.S. Oil Equipment & Services .............................................................................. 300,488,486  96,590,319
U.S. Pharmaceuticals ..................................................................................... 448,017,370  198,003,868
U.S. Real Estate ........................................................................................ 13,142,208,588  12,572,112,344
U.S. Regional Banks ..................................................................................... 259,542,689  480,873,469
U.S. Telecommunications .................................................................................. 2,535,067,969  2,336,390,563

Notes to Financial Statements
( continued)

Notes to Financial Statements
The tax character of distributions paid was as follows:
iShares ETF Paid-in Capital
Accumulated
Earnings (Loss)
U.S. Aerospace & Defense ................................................................................... $ 1,890,848,950 $ (1,890,848,950)
U.S. Broker-Dealers & Securities Exchanges ...................................................................... 202,189,557 (202,189,557)
U.S. Healthcare Providers ................................................................................... 57,083,233 (57,083,233)
U.S. Home Construction ..................................................................................... 25,093,842 (25,093,842)
U.S. Infrastructure ......................................................................................... 397,509,144 (397,509,144)
U.S. Insurance ............................................................................................ 103,411,283 (103,411,283)
U.S. Manufacturing ........................................................................................ 1,715,139 (1,715,139)
U.S. Medical Devices ....................................................................................... 394,159,513 (394,159,513)
U.S. Oil & Gas Exploration & Production ......................................................................... (1,837,174) 1,837,174
U.S. Oil Equipment & Services ................................................................................ 12,302,944 (12,302,944)
U.S. Pharmaceuticals ....................................................................................... 45,118,606 (45,118,606)
U.S. Real Estate .......................................................................................... 148,709,933 (148,709,933)
U.S. Regional Banks ....................................................................................... 2,218,325 (2,218,325)
U.S. Telecommunications .................................................................................... 208,209,122 (208,209,122)
iShares ETF
Year Ended
03/31/26
Year Ended
03/31/25
U.S. Aerospace & Defense
Ordinary income ........................................................................................... $ 51,158,413 $ 52,542,752
U.S. Broker-Dealers & Securities Exchanges
Ordinary income ........................................................................................... $ 17,173,470 $ 17,521,317
U.S. Healthcare Providers
Ordinary income ........................................................................................... $ 8,431,211 $ 5,672,511
U.S. Home Construction
Ordinary income ........................................................................................... $ 28,656,823 $ 25,754,654
U.S. Infrastructure
Ordinary income ........................................................................................... $ 57,890,312 $ 52,406,072
U.S. Insurance
Ordinary income ........................................................................................... $ 13,287,041 $ 13,003,873
U.S. Manufacturing
(a)
Ordinary income ........................................................................................... $ 227,694 $ 81,436
U.S. Medical Devices
Ordinary income ........................................................................................... $ 15,183,197 $ 22,387,105
U.S. Oil & Gas Exploration & Production
Ordinary income ........................................................................................... $ 11,874,483 $ 15,314,113
U.S. Oil Equipment & Services
Ordinary income ........................................................................................... $ 2,834,483 $ 2,710,527
U.S. Pharmaceuticals
Ordinary income ........................................................................................... $ 14,217,253 $ 10,873,203
U.S. Real Estate
Ordinary income ........................................................................................... $ 94,930,834 $ 103,765,002
U.S. Regional Banks
Ordinary income ........................................................................................... $ 19,027,499 $ 20,846,820
U.S. Telecommunications
Ordinary income ........................................................................................... $ 12,625,782 $ 7,393,564
(a)
The Fund commenced operations on July 17, 2024.

Notes to Financial Statements
(continued)

2026
iShares Annual Financial Statements and Additional Information
As of March 31, 2026, the tax components of accumulated earnings (loss) were as follows:
For the year ended March 31, 2026, the Funds listed below utilized the following amounts of their respective capital loss carryforwards:
As of March 31, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
iShares ETF
Undistributed
Ordinary Income
Non-Expiring Capital
Loss Carryforwards
(a)
Net Unrealized Gains
(Losses)
(b)
Total
U.S. Aerospace & Defense ..........................................
$ 832,980  $ (975,139,577) $ 2,438,389,940  $ 1,464,083,343
U.S. Broker-Dealers & Securities Exchanges .............................
99,628  (144,036,127) (1,538,336) (145,474,835)
U.S. Healthcare Providers ..........................................
88,484  (345,537,020) (171,693,221) (517,141,757)
U.S. Home Construction ............................................
1,419,878  (315,718,684) (839,351,851) (1,153,650,657)
U.S. Infrastructure ................................................
—  (313,581,191) 472,410,271  158,829,080
U.S. Insurance ...................................................
232,240  (11,642,716) (10,960,362) (22,370,838)
U.S. Manufacturing ...............................................
17,150  (709,272) 5,328,750  4,636,628
U.S. Medical Devices ..............................................
1,514,303  (587,571,438) (803,677,595) (1,389,734,730)
U.S. Oil & Gas Exploration & Production ................................
48,710  (247,636,238) 81,963,459  (165,624,069)
U.S. Oil Equipment & Services .......................................
—  (332,085,668) 26,457,612  (305,628,056)
U.S. Pharmaceuticals ..............................................
11,347,743  (226,632,628) 131,649,443  (83,635,442)
U.S. Real Estate .................................................
23,624,920  (684,849,007) (1,092,083,428) (1,753,307,515)
U.S. Regional Banks ..............................................
1,334,797  (206,982,976) (31,894,364) (237,542,543)
U.S. Telecommunications ...........................................
190,116  (371,559,142) (34,825,275) (406,194,301)
(a)
Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain futures contracts, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies, the characterization of corporate actions and undistributed capital gains from underlying REIT investments.
iShares ETF Utilized
U.S. Broker-Dealers & Securities Exchanges ........................................................................................ $ 8,496,963
U.S. Telecommunications ...................................................................................................... 6,898,352
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
U.S. Aerospace & Defense .......................................... $ 11,137,328,692  $ 2,659,928,722  $ (221,538,782) $ 2,438,389,940
U.S. Broker-Dealers & Securities Exchanges ............................. 1,534,563,976  104,058,854  (105,597,190) (1,538,336)
U.S. Healthcare Providers .......................................... 846,496,078  39,508,862  (211,202,083) (171,693,221)
U.S. Home Construction ............................................ 3,302,241,782  3,035,177  (842,387,028) (839,351,851)
U.S. Infrastructure ................................................ 3,261,173,104  484,885,478  (12,475,207) 472,410,271
U.S. Insurance ................................................... 385,068,794  22,292,988  (33,253,350) (10,960,362)
U.S. Manufacturing ............................................... 42,805,356  6,000,545  (671,795) 5,328,750
U.S. Medical Devices .............................................. 4,034,708,033  43,898,387  (847,575,982) (803,677,595)
U.S. Oil & Gas Exploration & Production ................................ 587,729,924  100,466,073  (18,502,614) 81,963,459
U.S. Oil Equipment & Services ....................................... 400,476,292  34,794,642  (8,337,030) 26,457,612
U.S. Pharmaceuticals .............................................. 906,669,140  172,207,257  (40,557,814) 131,649,443
U.S. Real Estate ................................................. 5,078,039,928  7,966,902  (1,099,978,871) (1,092,011,969)
U.S. Regional Banks .............................................. 599,468,349  16,478,988  (48,373,352) (31,894,364)
U.S. Telecommunications ........................................... 867,891,079  11,753,404  (46,578,679) (34,825,275)

Notes to Financial Statements
( continued)

Notes to Financial Statements
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries.
A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/
or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund's portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
Certain Funds invest a significant portion of their assets within the financials sector. Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, changes in government regulations, economic conditions, and interest rates, credit rating downgrades, adverse public perception, exposure concentration and decreased liquidity in credit markets. The impact of changes in capital requirements and recent or future regulation on any individual financial company, or on the financials sector as a whole, cannot be predicted, but may negatively impact the Funds.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

Notes to Financial Statements
(continued)

2026
iShares Annual Financial Statements and Additional Information
10. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
Year Ended
03/31/26
Year Ended
03/31/25
iShares ETF Shares Amount Shares Amount
U.S. Aerospace & Defense
Shares sold .............................................................. 38,800,000 $ 8,183,054,707 8,850,000 $ 1,251,926,582
Shares redeemed .......................................................... (18,750,000) (4,093,777,879) (13,850,000) (1,971,839,986)
20,050,000 $ 4,089,276,828 (5,000,000) $ (719,913,404)
U.S. Broker-Dealers & Securities Exchanges
Shares sold .............................................................. 5,600,000 $ 970,728,378 12,700,000 $ 1,624,189,170
Shares redeemed .......................................................... (5,750,000) (911,389,999) (7,450,000) (1,073,038,130)
(150,000) $ 59,338,379 5,250,000 $ 551,151,040
U.S. Healthcare Providers
Shares sold .............................................................. 9,200,000 $ 421,331,730 1,250,000 $ 64,125,604
Shares redeemed .......................................................... (6,150,000) (291,196,859) (4,200,000) (221,726,975)
3,050,000 $ 130,134,871 (2,950,000) $ (157,601,371)
U.S. Home Construction
Shares sold .............................................................. 57,800,000 $ 5,836,175,461 64,550,000 $ 7,040,655,299
Shares redeemed .......................................................... (56,850,000) (5,655,581,186) (67,900,000) (7,323,284,286)
950,000 $ 180,594,275 (3,350,000) $ (282,628,987)
U.S. Infrastructure
Shares sold .............................................................. 31,650,000 $ 1,687,161,329 26,750,000 $ 1,228,913,242
Shares redeemed .......................................................... (17,200,000) (906,662,547) (30,850,000) (1,413,543,354)
14,450,000 $ 780,498,782 (4,100,000) $ (184,630,112)
U.S. Insurance
Shares sold .............................................................. 1,350,000 $ 179,988,114 2,800,000 $ 348,536,414
Shares redeemed .......................................................... (4,200,000) (552,329,173) (2,600,000) (311,485,271)
(2,850,000) $ (372,341,059) 200,000 $ 37,051,143
U.S. Manufacturing
(a)
Shares sold .............................................................. 1,050,000 $ 32,520,015 540,000 $ 13,586,685
Shares redeemed .......................................................... (150,000) (4,467,948) — —
900,000 $ 28,052,067 540,000 $ 13,586,685
U.S. Medical Devices
Shares sold .............................................................. 20,700,000 $ 1,236,742,350 16,600,000 $ 978,659,099
Shares redeemed .......................................................... (37,850,000) (2,277,903,235) (37,850,000) (2,212,060,248)
(17,150,000) $ (1,041,160,885) (21,250,000) $ (1,233,401,149)
U.S. Oil & Gas Exploration & Production
Shares sold .............................................................. 950,000 $ 101,930,824 1,800,000 $ 187,400,316
Shares redeemed .......................................................... (1,650,000) (143,608,927) (3,150,000) (304,491,541)
(700,000) $ (41,678,103) (1,350,000) $ (117,091,225)
U.S. Oil Equipment & Services
Shares sold .............................................................. 11,450,000 $ 301,192,881 2,200,000 $ 46,019,123
Shares redeemed .......................................................... (4,750,000) (96,851,663) (6,650,000) (140,610,443)
6,700,000 $ 204,341,218 (4,450,000) $ (94,591,320)
U.S. Pharmaceuticals
Shares sold .............................................................. 5,600,000 $ 450,317,266 2,500,000 $ 166,976,024
Shares redeemed .......................................................... (2,800,000) (198,500,223) (3,500,000) (237,008,810)
2,800,000 $ 251,817,043 (1,000,000) $ (70,032,786)
U.S. Real Estate
Shares sold .............................................................. 137,400,000 $ 13,183,725,255 131,200,000 $ 12,330,745,870
Shares redeemed .......................................................... (132,250,000) (12,614,838,891) (141,100,000) (13,080,113,536)
5,150,000 $ 568,886,364 (9,900,000) $ (749,367,666)
U.S. Regional Banks
Shares sold .............................................................. 5,050,000 $ 260,587,817 9,150,000 $ 464,951,723
Shares redeemed .......................................................... (9,850,000) (483,379,434) (8,800,000) (412,978,030)
(4,800,000) $ (222,791,617) 350,000 $ 51,973,693

Notes to Financial Statements
( continued)

Notes to Financial Statements
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or
Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized
Participant, each Fund’s custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund
Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or
Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
11. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Year Ended
03/31/26
Year Ended
03/31/25
iShares ETF Shares Amount Shares Amount
U.S. Telecommunications
Shares sold .............................................................. 74,550,000 $ 2,545,054,982 73,850,000 $ 1,963,510,598
Shares redeemed .......................................................... (67,950,000) (2,344,843,026) (70,750,000) (1,890,353,818)
6,600,000 $ 200,211,956 3,100,000 $ 73,156,780
(a)
The Fund commenced operations on July 17, 2024.

Report of Independent Registered Public Accounting Firm

2026
iShares Annual Financial Statements and Additional Information
To the Board of Trustees of iShares Trust and Shareholders of each of the fourteen funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (fourteen of the funds constituting iShares Trust, hereafter collectively referred to as the "Funds") as of March 31, 2026, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of March 31, 2026, the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the
PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of March 31, 2026 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
May 22, 2026
We have served as the auditor of one or more BlackRock investment companies since 2000.
  iShares U.S. Aerospace & Defense ETF
(1)
  iShares U.S. Broker-Dealers & Securities Exchanges ETF
(1)
  iShares U.S. Healthcare Providers ETF
(1)
  iShares U.S. Home Construction ETF
(1)
  iShares U.S. Infrastructure ETF
(1)
  iShares U.S. Insurance ETF
(1)
  iShares U.S. Manufacturing ETF
(2)
  iShares U.S. Medical Devices ETF
(1)
  iShares U.S. Oil & Gas Exploration & Production ETF
(1)
  iShares U.S. Oil Equipment & Services ETF
(1)
  iShares U.S. Pharmaceuticals ETF
(1)
  iShares U.S. Real Estate ETF
(1)
  iShares U.S. Regional Banks ETF
(1)
  iShares U.S. Telecommunications ETF
(1)
(1)
Statement of operations for the year ended March 31, 2026, statement of changes in net assets for each of the two years in the period ended March 31, 2026
(2)
Statement of operations for the year ended March 31, 2026, and statement of changes in net assets for the year ended March 31, 2026 and the period July 17, 2024 (commencement of operations) through March 31, 2025

Important Tax Information
(unaudited)

Important Tax Information
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal period ended March 31, 2026:
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified business income for individuals for the fiscal year ended March 31, 2026:
The following percentages, or maximum percentages allowable by law, of ordinary income distributions paid during the fiscal period ended March 31, 2026 qualified for the dividends-received deduction for corporate shareholders:
iShares ETF
Qualified Dividend
Income
U.S. Aerospace & Defense ..................................................................................................... $ 89,901,530
U.S. Broker-Dealers & Securities Exchanges ........................................................................................ 22,074,501
U.S. Healthcare Providers ..................................................................................................... 10,827,080
U.S. Home Construction ....................................................................................................... 36,742,311
U.S. Infrastructure ........................................................................................................... 61,992,081
U.S. Insurance .............................................................................................................. 15,107,523
U.S. Manufacturing .......................................................................................................... 340,258
U.S. Medical Devices ......................................................................................................... 31,623,234
U.S. Oil & Gas Exploration & Production ........................................................................................... 12,693,809
U.S. Oil Equipment & Services .................................................................................................. 3,241,025
U.S. Pharmaceuticals ......................................................................................................... 12,523,471
U.S. Real Estate ............................................................................................................ 2,471,954
U.S. Regional Banks ......................................................................................................... 20,192,168
U.S. Telecommunications ...................................................................................................... 13,715,147
iShares ETF
Qualified Business
Income
U.S. Real Estate ............................................................................................................ $ 103,096,600
iShares ETF
Dividends-Received
Deduction
U.S. Aerospace & Defense ..................................................................................................... 100.00%
U.S. Broker-Dealers & Securities Exchanges ........................................................................................ 100.00
U.S. Healthcare Providers ..................................................................................................... 100.00
U.S. Home Construction ....................................................................................................... 100.00
U.S. Infrastructure ........................................................................................................... 97.36
U.S. Insurance .............................................................................................................. 100.00
U.S. Manufacturing .......................................................................................................... 100.00
U.S. Medical Devices ......................................................................................................... 100.00
U.S. Oil & Gas Exploration & Production ........................................................................................... 100.00
U.S. Oil Equipment & Services .................................................................................................. 66.07
U.S. Pharmaceuticals ......................................................................................................... 52.85
U.S. Regional Banks ......................................................................................................... 100.00
U.S. Telecommunications ...................................................................................................... 98.56

Additional Information

2026
iShares Annual Financial Statements and Additional Information
Premium/Discount Information
Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com .
Regulation under the Alternative Investment Fund Managers Directive
The Alternative Investment Fund Managers Directive, and its United Kingdom (“UK”) equivalent, (the “AIFMD”) impose detailed and prescriptive obligations on fund managers established in the European Union (the “EU”) and the UK. These do not currently apply to managers established outside of the EU or UK, such as BFA (the “Company”).
However, the Company is required to comply with certain disclosure, reporting and transparency obligations of the AIFMD because it has registered the iShares U.S. Real
Estate ETF and iShares U.S. Regional Banks ETF (the “Funds”) to be marketed to investors in the EU and/or UK.
Report on Remuneration
BlackRock has a clear and well-defined pay-for-performance philosophy, and compensation programs which support that philosophy.
BlackRock operates a total compensation model for remuneration which includes a base salary, which is contractual, and a discretionary bonus scheme. Although all employees are eligible to receive a discretionary bonus, there is no contractual obligation to make a discretionary bonus award to any employees. For senior management and staff who have the ability to materially affect the risk profile of the Funds, a significant percentage of variable remuneration is deferred over time. All employees are subject to a clawback policy.
Remuneration decisions for employees are made once annually in January following the end of the performance year, based on BlackRock’s full-year financial results and other non-financial goals and objectives. Alongside financial performance, individual total compensation is also based on strategic and operating results and other considerations such as management and leadership capabilities. No set formulas are established, and no fixed benchmarks are used in determining annual incentive awards.
Annual incentive awards are paid from a bonus pool which is reviewed throughout the year by BlackRock's independent compensation committee, taking into account both actual and projected financial information together with information provided by the Enterprise Risk and Regulatory Compliance departments in relation to any activities, incidents or events that warrant consideration in making compensation decisions. Individuals are not involved in setting their own remuneration.
Each of the control functions (Enterprise Risk, Legal & Compliance, Finance, Human Resources and Internal Audit) each have their own organizational structures which are independent of the business units and therefore staff members in control functions are remunerated independently of the businesses they oversee. Functional bonus pools for those control functions are determined with reference to the performance of each individual function and the remuneration of the senior members of control functions is directly overseen by BlackRock's independent remuneration committee.
The Company is required under the AIFMD to make quantitative disclosures of remuneration. These disclosures are made in line with BlackRock’s interpretation of currently available regulatory guidance on quantitative remuneration disclosures. As market or regulatory practice develops BlackRock may consider it appropriate to make changes to the way in which quantitative remuneration disclosures are calculated. Where such changes are made, this may result in disclosures in relation to a fund not being comparable to the disclosures made in the prior year, or in relation to other BlackRock fund disclosures in that same year.
Remuneration information at an individual AIF level is not readily available. Disclosures are provided in relation to (a) the staff of the Company; (b) staff who are senior management; (c) staff who have the ability to materially affect the risk profile of the Funds; and (d) staff of companies to which portfolio management and risk management has been formally delegated.
All individuals included in the aggregated figures disclosed are rewarded in line with BlackRock’s remuneration policy for their responsibilities across the relevant BlackRock business area. As all individuals have a number of areas of responsibilities, only the portion of remuneration for those individuals’ services attributable to the Funds is included in the aggregate figures disclosed.
Members of staff and senior management of the Company typically provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of the Company and across the broader BlackRock group. Conversely, members of staff and senior management of the broader BlackRock group may provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of the broader BlackRock group and of the Company. Therefore, the figures disclosed are a sum of individuals’ portion of remuneration attributable to the Company according to an objective apportionment methodology which acknowledges the multiple-service nature of the Company and the broader BlackRock group. Accordingly, the figures are not representative of any individual’s actual remuneration or their remuneration structure.
The amount of the total remuneration awarded to the Company’s staff in respect of the Company’s financial year ending December 31, 2025, was USD 10.34 million.
This figure is comprised of fixed remuneration of USD 0.64 million and variable remuneration of USD 9.70 million. There was a total of 5 beneficiaries of the remuneration described above.
The amount of the aggregate remuneration awarded by the Company in respect of the Company’s financial year ending December 31, 2025, to its senior management was
USD 9.17 million, and to other members of its staff whose actions potentially have a material impact on the risk profile of the Company, or its funds was USD 1.17 million.
Disclosures under the EU Sustainable Finance Disclosure Regulation
The iShares U.S. Real Estate ETF and iShares U.S. Regional Banks ETF (the "Funds") are registered under the Alternative Investment Fund Managers Directive to be
marketed to European Union (“EU”) investors, as noted above. As a result, certain disclosures are required under the EU Sustainable Finance Disclosure Regulation
(“SFDR”).
Each Fund has not been categorized under the SFDR as an "Article 8" or "Article 9" product. In addition, each Fund's investment strategy does not take into account the criteria for environmentally sustainable economic activities under the EU sustainable investment taxonomy regulation or principal adverse impacts (“PAIs”) on sustainability

Additional Information
Additional Information
( continued)
factors under the SFDR. PAIs are identified under the SFDR as the material impacts of investment decisions on sustainability factors relating to environmental, social and employee matters, respect for human rights, and anti-corruption and anti-bribery matters.
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
Go to icsdelivery.com .
If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com .

Glossary of Terms Used in these Financial Statements

2026
iShares Annual Financial Statements and Additional Information
Portfolio Abbreviation
NVS Non-Voting Shares
REIT Real Estate Investment Trust

Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by FTSE Russell, ICE Data Indices, LLC or S&P
Dow Jones Indices LLC, nor do these companies make any representation regarding the advisability of investing in the
iShares Funds. BlackRock is not affiliated with the companies listed above.
©2026 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

March 31, 2026
2026 Annual Financial Statements and
Additional Information
iShares Trust
iShares Texas Equity ETF | TEXN | NASDAQ
iShares US Small Cap Value Factor ETF | SVAL | Cboe BZX Exchange

Page
2

Important Tax Information
(unaudited)
................................................................................................. 29
Additional Information .................................................................................................... 30
Glossary of Terms Used in these Financial Statements ................................................................................ 31

iShares
®
Texas Equity ETF
Schedule of Investments
March 31, 2026
(Percentages shown are based on Net Assets)
3
Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  0 .6%
ATI, Inc.
(a)
.............................. 406 $ 59,057
Intuitive Machines, Inc. , Class A
(a)
.............. 329 6,106
Kratos Defense & Security Solutions, Inc.
(a)
....... 540 38,075
103,238
a
Automobile Components  —  0 .0%
XPEL, Inc.
(a)
............................ 83 3,674
a
Automobiles  —  9 .0%
Tesla, Inc.
(a)
............................. 3,831 1,424,174
a
Banks  —  0 .6%
Cullen/Frost Bankers, Inc. ................... 180 24,674
First Financial Bankshares, Inc. ............... 411 12,104
Hilltop Holdings, Inc. ....................... 127 4,549
International Bancshares Corp. ............... 167 11,238
Prosperity Bancshares, Inc. .................. 286 19,214
Southside Bancshares, Inc. .................. 88 2,736
Stellar Bancorp, Inc. ....................... 135 4,942
Texas Capital Bancshares, Inc.
(a)
.............. 130 12,334
Triumph Financial, Inc.
(a)
.................... 62 3,699
95,490
a
Beverages  —  0 .6%
Keurig Dr Pepper, Inc. ..................... 3,905 102,819
a
Biotechnology  —  0 .6%
Caris Life Sciences, Inc.
(a)
................... 307 5,489
Natera, Inc.
(a)
........................... 401 80,196
Taysha Gene Therapies, Inc.
(a)
................ 707 3,160
88,845
a
Building Products  —  0 .6%
AZZ, Inc. .............................. 90 11,262
Builders FirstSource, Inc.
(a)
.................. 329 27,087
CSW Industrials, Inc. ...................... 49 12,768
Lennox International, Inc. ................... 96 44,557
Quanex Building Products Corp. ............... 151 2,713
98,387
a
Capital Markets  —  3 .2%
Charles Schwab Corp. (The) ................. 5,046 474,223
TPG, Inc. , Class A ........................ 423 17,136
Victory Capital Holdings, Inc. , Class A ........... 138 9,036
500,395
a
Chemicals  —  0 .7%
ASP Isotopes, Inc.
(a)
....................... 407 1,799
Celanese Corp. , Class A .................... 336 22,099
Huntsman Corp. ......................... 485 6,455
LyondellBasell Industries N.V. , Class A .......... 772 62,192
Westlake Corp. .......................... 103 12,033
104,578
a
Commercial Services & Supplies  —  2 .2%
Copart, Inc.
(a)
........................... 2,681 89,009
Waste Management, Inc. .................... 1,119 257,135
346,144
a
Communications Equipment  —  0 .2%
Applied Optoelectronics, Inc.
(a)
................ 199 16,833
Vistance Networks, Inc.
(a)
................... 660 12,012
28,845
a
Security Shares Value
a
Construction & Engineering  —  3 .4%
AECOM ............................... 391 $ 33,165
Arcosa, Inc. ............................ 147 15,602
Comfort Systems USA, Inc. .................. 106 146,173
Fluor Corp.
(a)
............................ 484 22,579
Great Lakes Dredge & Dock Corp.
(a)
............ 190 3,230
IES Holdings, Inc.
(a)
....................... 27 12,865
Primoris Services Corp. .................... 163 23,315
Quanta Services, Inc. ...................... 445 244,314
Sterling Infrastructure, Inc.
(a)
................. 89 36,247
537,490
a
Construction Materials  —  0 .1%
Eagle Materials, Inc. ....................... 96 18,187
United States Lime & Minerals, Inc. ............. 34 4,441
22,628
a
Consumer Finance  —  0 .1%
FirstCash Holdings, Inc. .................... 118 22,184
a
Consumer Staples Distribution & Retail  —  0 .7%
Sysco Corp. ............................ 1,451 103,500
a
Diversified Consumer Services  —  0 .2%
Carriage Services, Inc. , Class A ............... 53 2,420
Service Corp. International .................. 413 34,077
36,497
a
Diversified Telecommunication Services  —  4 .2%
AST SpaceMobile, Inc. , Class A
(a) (b)
............. 651 53,949
AT&T, Inc. .............................. 20,879 605,282
659,231
a
Electric Utilities  —  0 .6%
NRG Energy, Inc. ......................... 621 90,753
a
Electrical Equipment  —  0 .1%
Powell Industries, Inc. ...................... 29 15,691
T1 Energy, Inc.
(a)
......................... 628 2,757
Thermon Group Holdings, Inc.
(a)
............... 101 5,091
23,539
a
Electronic Equipment, Instruments & Components  —  0 .5%
Flex Ltd.
(a)
.............................. 1,109 72,595
a
Energy Equipment & Services  —  5 .0%
Archrock, Inc. ........................... 516 17,957
Baker Hughes Co. , Class A .................. 2,998 183,028
Bristow Group, Inc. ....................... 89 4,173
Cactus, Inc. , Class A ...................... 202 9,569
Core Laboratories, Inc. ..................... 126 2,115
Expro Group Holdings N.V.
(a)
................. 254 4,422
Forum Energy Technologies, Inc.
(a)
............. 32 1,877
Halliburton Co. .......................... 2,531 98,684
Helix Energy Solutions Group, Inc.
(a)
............ 429 4,243
Innovex International, Inc.
(a)
.................. 133 3,244
Kodiak Gas Services, Inc. ................... 252 14,697
National Energy Services Reunited Corp.
(a)
....... 209 4,487
Noble Corp. PLC ......................... 377 18,499
NOV, Inc. .............................. 1,094 20,578
Oceaneering International, Inc.
(a)
.............. 306 10,854
Oil States International, Inc.
(a)
................. 181 2,107
Patterson-UTI Energy, Inc. .................. 1,036 11,220
ProPetro Holding Corp.
(a)
.................... 310 4,467
Seadrill Ltd.
(a)
........................... 190 8,645
Select Water Solutions, Inc. , Class A ............ 301 4,605
SLB Ltd. ............................... 4,532 232,899

Schedule of Investments
(continued)
March 31, 2026
iShares
®
Texas Equity ETF
(Percentages shown are based on Net Assets)
4
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Energy Equipment & Services (continued)
Solaris Energy Infrastructure, Inc. , Class A ........ 135 $ 7,629
TechnipFMC PLC ........................ 1,208 83,509
TETRA Technologies, Inc.
(a)
.................. 363 3,093
Tidewater, Inc.
(a)
......................... 147 12,282
Weatherford International PLC ................ 214 20,240
789,123
a
Entertainment  —  0 .1%
Cinemark Holdings, Inc. .................... 322 9,184
a
Food Products  —  0 .2%
Darling Ingredients, Inc.
(a)
................... 483 29,874
Vital Farms, Inc.
(a)
........................ 92 1,299
31,173
a
Gas Utilities  —  0 .6%
Atmos Energy Corp. ....................... 483 89,220
a
Health Care Equipment & Supplies  —  0 .1%
Integer Holdings Corp.
(a)
.................... 108 9,504
Omnicell, Inc.
(a)
.......................... 138 4,606
14,110
a
Health Care Providers & Services  —  2 .5%
Addus HomeCare Corp.
(a)
................... 56 5,244
AMN Healthcare Services, Inc.
(a)
............... 122 2,237
Castle Biosciences, Inc.
(a)
................... 74 1,817
Concentra Group Holdings Parent, Inc. .......... 356 7,636
CorVel Corp.
(a)
........................... 92 5,028
Enhabit, Inc.
(a)
........................... 192 2,705
McKesson Corp. ......................... 374 323,645
Tenet Healthcare Corp.
(a)
.................... 263 49,631
U.S. Physical Therapy, Inc. .................. 48 3,598
401,541
a
Hotels, Restaurants & Leisure  —  0 .2%
Brinker International, Inc.
(a)
.................. 130 18,560
Sabre Corp.
(a)
........................... 1,101 1,596
Wingstop, Inc. ........................... 84 13,018
33,174
a
Household Durables  —  1 .0%
DR Horton, Inc. .......................... 780 107,032
Green Brick Partners, Inc.
(a)
.................. 92 5,929
LGI Homes, Inc.
(a)
........................ 74 2,925
Somnigroup International, Inc. ................ 610 45,091
160,977
a
Household Products  —  0 .6%
Kimberly-Clark Corp. ...................... 1,002 96,663
a
Independent Power and Renewable Electricity Producers  —  1 .2%
Talen Energy Corp.
(a)
...................... 137 43,734
Vistra Corp. ............................ 1,024 153,938
197,672
a
Insurance  —  0 .3%
Globe Life, Inc. .......................... 248 34,514
Goosehead Insurance, Inc. , Class A
(a)
........... 77 3,285
Skyward Specialty Insurance Group, Inc.
(a)
........ 112 4,892
Stewart Information Services Corp. ............. 90 5,542
48,233
a
Interactive Media & Services  —  0 .1%
Match Group, Inc. ........................ 725 22,265
a
Security Shares Value
a
IT Services  —  0 .1%
Applied Digital Corp.
(a)
..................... 721 $ 17,117
a
Leisure Products  —  0 .1%
YETI Holdings, Inc.
(a)
...................... 238 8,708
a
Machinery  —  6 .7%
Alamo Group, Inc. ........................ 30 4,949
Caterpillar, Inc. .......................... 1,399 991,135
CECO Environmental Corp.
(a)
................. 98 5,839
Chart Industries, Inc.
(a)
..................... 136 28,118
Flowserve Corp. ......................... 384 28,228
Trinity Industries, Inc. ...................... 245 7,884
1,066,153
a
Marine Transportation  —  0 .1%
Kirby Corp.
(a)
............................ 164 21,792
a
Media  —  0 .1%
Nexstar Media Group, Inc. , Class A ............. 88 15,913
a
Metals & Mining  —  0 .2%
Commercial Metals Co. ..................... 338 20,763
United States Antimony Corp.
(a) (b)
.............. 397 3,466
24,229
a
Multi-Utilities  —  0 .5%
CenterPoint Energy, Inc. .................... 1,965 84,809
a
Oil, Gas & Consumable Fuels  —  34 .0%
APA Corp. ............................. 1,058 44,902
Cheniere Energy, Inc. ...................... 644 182,741
Chevron Corp. ........................... 5,660 1,171,054
Chord Energy Corp. ....................... 171 24,313
ConocoPhillips .......................... 3,738 493,416
Coterra Energy, Inc. ....................... 2,275 79,943
Crescent Energy Co. , Class A ................ 785 10,597
Diamondback Energy, Inc. ................... 593 117,289
EOG Resources, Inc. ...................... 1,652 238,830
Excelerate Energy, Inc. , Class A ............... 83 2,774
Exxon Mobil Corp. ........................ 10,307 1,748,686
HF Sinclair Corp. ......................... 473 29,510
Kinder Morgan, Inc. ....................... 5,879 197,123
Kinetik Holdings, Inc. , Class A ................ 139 6,729
Kosmos Energy Ltd.
(a)
...................... 1,458 4,053
Magnolia Oil & Gas Corp. , Class A ............. 545 17,206
Matador Resources Co. .................... 355 22,429
Murphy Oil Corp. ......................... 407 16,789
NextDecade Corp.
(a)
....................... 545 4,175
Occidental Petroleum Corp. .................. 2,127 138,255
Par Pacific Holdings, Inc.
(a)
.................. 145 9,083
Permian Resources Corp. , Class A ............. 2,066 44,047
Phillips 66 .............................. 1,218 221,895
Range Resources Corp. .................... 712 32,168
Sable Offshore Corp. , Class A
(a)
............... 380 6,278
Talos Energy, Inc.
(a)
....................... 379 5,973
Targa Resources Corp. ..................... 642 160,969
Texas Pacific Land Corp. .................... 174 82,573
Uranium Energy Corp.
(a)
.................... 1,436 19,386
VAALCO Energy, Inc. ...................... 337 2,137
Valero Energy Corp. ....................... 917 226,572
Viper Energy, Inc. , Class A .................. 564 26,502
5,388,397
a

iShares
®
Texas Equity ETF
Schedule of Investments
(continued)
March 31, 2026
(Percentages shown are based on Net Assets)
5
Schedule of Investments
Security Shares Value
a
Passenger Airlines  —  0 .5%
American Airlines Group, Inc.
(a)
................ 1,980 $ 21,265
Southwest Airlines Co. ..................... 1,389 52,185
73,450
a
Professional Services  —  0 .4%
Insperity, Inc. ............................ 104 2,812
Jacobs Solutions, Inc. ...................... 353 44,930
KBR, Inc. .............................. 383 14,117
61,859
a
Real Estate Management & Development  —  0 .8%
CBRE Group, Inc. , Class A
(a)
................. 897 121,508
Howard Hughes Holdings, Inc.
(a)
............... 93 5,883
127,391
a
Residential REITs  —  0 .5%
Camden Property Trust ..................... 324 31,642
Invitation Homes, Inc. ...................... 1,845 45,848
NexPoint Residential Trust, Inc. ............... 90 2,250
79,740
a
Retail REITs  —  0 .0%
NETSTREIT Corp. ........................ 251 4,726
a
Semiconductors & Semiconductor Equipment  —  3 .7%
Cirrus Logic, Inc.
(a)
........................ 157 22,705
Diodes, Inc.
(a)
........................... 141 9,625
Silicon Laboratories, Inc.
(a)
................... 99 20,607
Texas Instruments, Inc. ..................... 2,746 533,108
586,045
a
Software  —  6 .9%
Alkami Technology, Inc.
(a) (b)
.................. 205 3,212
Crowdstrike Holdings, Inc. , Class A
(a)
............ 748 292,027
Oracle Corp. ............................ 5,085 748,054
Q2 Holdings, Inc.
(a)
........................ 192 9,082
Tyler Technologies, Inc.
(a)
................... 130 44,509
1,096,884
a
Specialized REITs  —  2 .7%
Crown Castle, Inc. ........................ 1,308 106,354
Digital Realty Trust, Inc. .................... 1,040 187,418
Public Storage ........................... 478 129,481
423,253
a
Security Shares Value
a
Specialty Retail  —  0 .4%
Academy Sports & Outdoors, Inc. .............. 198 $ 11,177
GameStop Corp. , Class A
(a)
.................. 1,243 28,639
Group 1 Automotive, Inc. .................... 36 11,903
Sally Beauty Holdings, Inc.
(a)
................. 282 3,906
Upbound Group, Inc. ...................... 166 2,996
58,621
a
Technology Hardware, Storage & Peripherals  —  1 .6%
Dell Technologies, Inc. , Class C ............... 944 154,939
Hewlett Packard Enterprise Co. ............... 4,017 95,645
250,584
a
Trading Companies & Distributors  —  0 .2%
DNOW, Inc.
(a)
........................... 568 6,765
DXP Enterprises, Inc.
(a)
..................... 40 5,589
NPK International, Inc.
(a)
.................... 266 3,855
Rush Enterprises, Inc. , Class A ............... 182 12,032
28,241
a
Total Long-Term Investments — 99.6%
(Cost: $ 13,543,800 ) ................................. 15,776,253
a
Short-Term Securities
Money Market Funds  —  0 .5%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.77%
(c) (d) (e)
...................... 31,163 31,169
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.62%
(c) (d)
............................ 42,506 42,506
a
Total Short-Term Securities — 0.5%
(Cost: $ 73,675 ) .................................... 73,675
Total Investments — 100.1%
(Cost: $ 13,617,475 ) ................................. 15,849,928
Liabilities in Excess of Other Assets — ( 0 .1 ) % ............... (20,370)
Net Assets — 100.0% ................................. $ 15,829,558
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
06/23/25
(a)
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/26
  Shares Held
at 03/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ — $ 31,180
(b)
$ — $ (11) $ — $ 31,169 31,163 $ 47
(c)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. — 42,506
(b)
— — — 42,506 42,506 1,017 —
$ — $ (11) $ —
$ 73,675
$ 1,064 $ —
(a)
Commencement of operations.
(b)
Represents net amount purchased (sold).

Schedule of Investments
(continued)
March 31, 2026
iShares
®
Texas Equity ETF
6
2026
iShares Annual Financial Statements and Additional Information
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended March 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Micro E-Mini Russell 2000 Index ............................................................ 4 06/18/26 $ 50 $ 113
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 113 $ — $ — $ — $ 113
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts .................................. $ — $ — $ (1,454) $ — $ — $ — $ (1,454)
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts .................................. $ — $ — $ 113 $ — $ — $ — $ 113
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 12,561
a

iShares
®
Texas Equity ETF
Schedule of Investments
(continued)
March 31, 2026
7
Schedule of Investments
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 15,776,253  $ —  $ —  $ 15,776,253
Short-Term Securities
Money Market Funds ...................................... 73,675  —  —  73,675
$ 15,849,928  $ —  $ —  $ 15,849,928
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 113  $ —  $ —  $ 113
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Fair Value Hierarchy as of Period End  (continued)

Schedule of Investments
March 31, 2026
iShares
®
US Small Cap Value Factor ETF
(Percentages shown are based on Net Assets)
8
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  0 .5%
V2X, Inc.
(a)
............................ 11,481 $ 786,449
a
Automobile Components  —  3 .2%
Adient PLC
(a)
........................... 27,166 549,025
Dana, Inc. ............................. 32,745 1,101,869
Gentherm, Inc.
(a)
........................ 18,162 504,540
Patrick Industries, Inc. .................... 5,902 655,535
Phinia, Inc. ............................ 11,288 772,551
Standard Motor Products, Inc. ............... 17,009 590,893
Strattec Security Corp.
(a) (b)
.................. 10,022 785,123
Visteon Corp. .......................... 5,391 491,174
5,450,710
a
Automobiles  —  0 .3%
Winnebago Industries, Inc. ................. 18,347 568,574
a
Banks  —  15 .6%
1st Source Corp. ........................ 10,247 709,195
Associated Banc-Corp. .................... 24,477 632,975
Atlantic Union Bankshares Corp. ............. 18,475 660,297
BankUnited, Inc. ........................ 6,367 287,534
Banner Corp. .......................... 9,783 593,632
Beacon Financial Corp. .................... 24,257 727,710
Business First Bancshares, Inc. .............. 26,395 713,721
Byline Bancorp, Inc. ...................... 22,834 720,869
Capitol Federal Financial, Inc. ............... 101,872 726,347
CNB Financial Corp. ...................... 25,091 726,635
Customers Bancorp, Inc.
(a) (b)
................ 9,147 634,893
Enterprise Financial Services Corp. ........... 10,779 583,252
Equity Bancshares, Inc. , Class A ............. 16,288 723,350
First Business Financial Services, Inc. .......... 12,617 680,435
First Financial Bancorp .................... 24,929 695,021
First Financial Corp. ...................... 11,189 707,145
First Interstate BancSystem, Inc. , Class A ....... 20,175 673,845
First Mid Bancshares, Inc. .................. 16,324 672,386
Flushing Financial Corp. ................... 47,975 736,896
Great Southern Bancorp, Inc. ................ 10,430 658,446
Hancock Whitney Corp. ................... 10,536 669,984
Home Bancorp, Inc. ...................... 11,733 710,785
Live Oak Bancshares, Inc. .................. 17,062 564,240
Metropolitan Bank Holding Corp. ............. 8,383 698,220
Mid Penn Bancorp, Inc. .................... 21,902 704,368
Midland States Bancorp, Inc. ................ 35,838 799,546
National Bank Holdings Corp. , Class A ......... 16,717 654,638
OFG Bancorp .......................... 13,649 552,239
Old Second Bancorp, Inc. .................. 35,760 720,922
Origin Bancorp, Inc. ...................... 16,974 703,742
Pathward Financial, Inc. ................... 3,235 288,659
Provident Financial Services, Inc. ............. 12,297 260,205
QCR Holdings, Inc. ...................... 8,422 719,660
S&T Bancorp, Inc. ....................... 16,197 677,521
Shore Bancshares, Inc. .................... 38,402 717,349
Simmons First National Corp. , Class A ......... 31,767 617,868
Third Coast Bancshares, Inc.
(a)
............... 16,574 626,994
United Bankshares, Inc. ................... 17,217 713,128
Univest Financial Corp. .................... 20,844 714,115
Valley National Bancorp ................... 63,111 775,003
WaFd, Inc. ............................ 7,803 245,014
26,398,784
a
Security Shares Value
a
Biotechnology  —  1 .1%
Protagonist Therapeutics, Inc.
(a)
.............. 11,179 $ 1,178,267
Veracyte, Inc.
(a)
......................... 21,758 700,825
1,879,092
a
Building Products  —  2 .3%
Apogee Enterprises, Inc. ................... 15,182 509,204
AZZ, Inc. ............................. 5,848 731,760
Insteel Industries, Inc. ..................... 17,200 578,092
Janus International Group, Inc.
(a)
............. 64,866 334,060
Masterbrand, Inc.
(a) (b)
..................... 52,636 437,405
Quanex Building Products Corp. .............. 31,139 559,568
Resideo Technologies, Inc.
(a)
................ 19,448 655,592
3,805,681
a
Chemicals  —  2 .3%
Avient Corp. ........................... 17,709 642,836
Cabot Corp. ........................... 8,170 615,283
HB Fuller Co. .......................... 10,853 669,413
LSB Industries, Inc.
(a)
..................... 79,513 1,184,744
Perimeter Solutions, Inc.
(a)
.................. 29,500 720,390
3,832,666
a
Commercial Services & Supplies  —  2 .3%
ACCO Brands Corp. ...................... 167,553 502,659
CoreCivic, Inc.
(a)
........................ 32,551 615,539
Healthcare Services Group, Inc.
(a)
............. 42,289 784,461
MillerKnoll, Inc. ......................... 31,552 456,242
OPENLANE, Inc.
(a)
....................... 22,826 665,378
UniFirst Corp. .......................... 3,712 933,902
3,958,181
a
Communications Equipment  —  1 .4%
Digi International, Inc.
(a)
.................... 19,035 917,487
NETGEAR, Inc.
(a)
........................ 24,473 534,490
NetScout Systems, Inc.
(a) (b)
................. 26,522 843,135
2,295,112
a
Construction & Engineering  —  2 .8%
Arcosa, Inc. ........................... 6,671 708,060
Great Lakes Dredge & Dock Corp.
(a) (b)
.......... 56,615 962,455
Matrix Service Co.
(a)
...................... 44,156 506,911
NWPX Infrastructure, Inc.
(a)
................. 12,465 970,525
Primoris Services Corp.
(b)
.................. 5,575 797,448
Tutor Perini Corp. ....................... 11,216 865,763
4,811,162
a
Consumer Finance  —  1 .0%
Green Dot Corp. , Class A
(a)
................. 47,831 536,664
NerdWallet, Inc. , Class A
(a)
.................. 63,919 663,479
PROG Holdings, Inc. ..................... 18,788 539,028
1,739,171
a
Consumer Staples Distribution & Retail  —  1 .5%
Andersons, Inc. (The) ..................... 16,140 1,158,529
Grocery Outlet Holding Corp.
(a) (b)
.............. 37,381 263,536
United Natural Foods, Inc.
(a)
................. 23,343 1,051,836
2,473,901
a
Containers & Packaging  —  0 .9%
Greif, Inc. , Class A , NVS ................... 10,108 677,944
Myers Industries, Inc. ..................... 39,435 835,233
1,513,177
a
Distributors  —  0 .7%
Gold.com, Inc. .......................... 28,199 1,130,216
a

iShares
®
US Small Cap Value Factor ETF
Schedule of Investments
(continued)
March 31, 2026
(Percentages shown are based on Net Assets)
9
Schedule of Investments
Security Shares Value
a
Diversified Consumer Services  —  0 .4%
Graham Holdings Co. , Class B ............... 608 $ 642,814
a
Diversified REITs  —  0 .4%
Broadstone Net Lease, Inc. , Class A ........... 35,538 649,279
a
Diversified Telecommunication Services  —  0 .5%
Bandwidth, Inc. , Class A
(a)
.................. 44,282 789,105
a
Electric Utilities  —  0 .4%
Otter Tail Corp. ......................... 7,860 689,872
a
Electrical Equipment  —  1 .2%
Allient, Inc. ............................ 14,585 861,828
EnerSys
(b)
............................. 6,431 1,117,193
1,979,021
a
Electronic Equipment, Instruments & Components  —  2 .0%
Insight Enterprises, Inc.
(a)
.................. 5,154 345,370
Kimball Electronics, Inc.
(a)
.................. 22,866 541,695
Plexus Corp.
(a)
.......................... 4,884 989,205
ScanSource, Inc.
(a)
....................... 15,246 553,430
Vishay Precision Group, Inc.
(a) (b)
.............. 23,228 1,008,560
3,438,260
a
Energy Equipment & Services  —  3 .6%
Expro Group Holdings N.V.
(a)
................ 52,938 921,651
Helmerich & Payne, Inc. ................... 31,601 1,138,584
Innovex International, Inc.
(a)
................. 38,247 932,844
Oceaneering International, Inc.
(a)
............. 27,254 966,699
TETRA Technologies, Inc.
(a) (b)
................ 140,455 1,196,677
Tidewater, Inc.
(a)
........................ 10,966 916,209
6,072,664
a
Financial Services  —  1 .3%
Enact Holdings, Inc. ...................... 17,855 728,662
Essent Group Ltd. ....................... 10,522 614,906
NMI Holdings, Inc. , Class A
(a)
................ 16,906 634,144
Repay Holdings Corp. , Class A
(a) (b)
............ 113,587 295,326
2,273,038
a
Food Products  —  1 .5%
Cal-Maine Foods, Inc. ..................... 5,784 457,804
Dole PLC ............................. 45,773 654,096
Fresh Del Monte Produce, Inc. ............... 18,531 746,058
Mission Produce, Inc.
(a)
.................... 52,769 726,101
2,584,059
a
Gas Utilities  —  1 .4%
Northwest Natural Holding Co. ............... 15,895 845,932
ONE Gas, Inc. .......................... 8,629 743,216
Spire, Inc. ............................. 8,648 782,990
2,372,138
a
Ground Transportation  —  0 .8%
Marten Transport Ltd. ..................... 55,755 732,063
Werner Enterprises, Inc. ................... 22,883 672,989
1,405,052
a
Health Care Equipment & Supplies  —  3 .0%
CONMED Corp. ......................... 12,309 435,246
ICU Medical, Inc.
(a)
....................... 5,173 668,093
LivaNova PLC
(a)
......................... 11,711 744,351
Omnicell, Inc.
(a)
......................... 20,256 676,145
OraSure Technologies, Inc.
(a) (b)
............... 200,991 602,973
Tactile Systems Technology, Inc.
(a) (b)
........... 49,597 1,295,970
Security Shares Value
a
Health Care Equipment & Supplies (continued)
Varex Imaging Corp.
(a)
.................... 57,155 $ 606,415
5,029,193
a
Health Care Providers & Services  —  4 .1%
Addus HomeCare Corp.
(a)
.................. 5,771 540,454
Astrana Health, Inc.
(a)
..................... 20,895 512,345
Castle Biosciences, Inc.
(a)
.................. 27,494 674,978
Enhabit, Inc.
(a)
.......................... 83,774 1,180,376
Fulgent Genetics, Inc.
(a)
................... 30,116 478,844
LifeStance Health Group, Inc.
(a)
.............. 120,463 767,349
Pediatrix Medical Group, Inc.
(a)
............... 38,358 820,478
Progyny, Inc.
(a)
.......................... 28,199 478,819
Select Medical Holdings Corp. ............... 50,741 826,571
U.S. Physical Therapy, Inc. ................. 7,964 596,982
6,877,196
a
Health Care Technology  —  0 .6%
HealthStream, Inc. ....................... 24,075 498,593
TruBridge, Inc.
(a) (b)
....................... 33,433 489,459
988,052
a
Hotel & Resort REITs  —  0 .7%
Apple Hospitality REIT, Inc. ................. 52,158 600,339
Sunstone Hotel Investors, Inc. ............... 71,719 646,188
1,246,527
a
Hotels, Restaurants & Leisure  —  1 .7%
Cracker Barrel Old Country Store, Inc. .......... 11,251 316,265
Dave & Buster's Entertainment, Inc.
(a)
.......... 26,184 283,573
El Pollo Loco Holdings, Inc.
(a)
................ 62,101 860,720
Pursuit Attractions and Hospitality, Inc.
(a)
........ 17,698 648,278
Target Hospitality Corp.
(a)
.................. 72,782 675,417
2,784,253
a
Household Durables  —  0 .6%
Cricut, Inc. , Class A ...................... 117,153 438,152
Hovnanian Enterprises, Inc. , Class A
(a) (b)
........ 4,810 533,477
971,629
a
Household Products  —  0 .4%
Central Garden & Pet Co. , Class A , NVS
(a)
....... 20,292 657,867
a
Insurance  —  5 .0%
Bowhead Specialty Holdings, Inc.
(a)
............ 21,504 482,335
CNO Financial Group, Inc. .................. 16,725 686,728
Donegal Group, Inc. , Class A ................ 36,927 634,406
Fidelis Insurance Holdings Ltd. ............... 37,765 721,689
Hamilton Insurance Group Ltd. , Class B ........ 27,690 825,993
HCI Group, Inc. ......................... 3,960 612,256
Heritage Insurance Holdings, Inc.
(a)
............ 28,991 761,014
Horace Mann Educators Corp. ............... 14,357 612,757
Kingstone Companies, Inc. ................. 49,044 714,571
Mercury General Corp. .................... 8,537 752,536
United Fire Group, Inc. .................... 21,475 795,863
Universal Insurance Holdings, Inc. ............ 27,066 924,575
8,524,723
a
Interactive Media & Services  —  1 .1%
Shutterstock, Inc. ........................ 31,695 526,454
Yelp, Inc. , Class A
(a)
...................... 20,989 519,268
Ziff Davis, Inc.
(a) (b)
........................ 17,277 724,943
1,770,665
a
IT Services  —  0 .3%
ASGN, Inc.
(a)
........................... 12,318 476,830
a

Schedule of Investments
(continued)
March 31, 2026
iShares
®
US Small Cap Value Factor ETF
(Percentages shown are based on Net Assets)
10
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Leisure Products  —  0 .8%
Johnson Outdoors, Inc. , Class A .............. 16,372 $ 761,462
Polaris, Inc. ............................ 11,667 635,851
1,397,313
a
Life Sciences Tools & Services  —  0 .3%
Azenta, Inc.
(a)
.......................... 21,912 463,001
a
Machinery  —  3 .1%
Astec Industries, Inc. ..................... 14,261 767,812
Douglas Dynamics, Inc. ................... 19,606 825,217
Greenbrier Companies, Inc. (The) ............. 14,157 745,366
Helios Technologies, Inc. ................... 12,171 787,585
Hillman Solutions Corp.
(a)
.................. 67,402 560,785
Proto Labs, Inc.
(a)
........................ 13,253 755,686
Terex Corp. ............................ 13,219 781,243
5,223,694
a
Marine Transportation  —  1 .1%
Genco Shipping & Trading Ltd. ............... 39,200 883,960
Matson, Inc. ........................... 6,344 1,040,035
1,923,995
a
Media  —  0 .3%
Boston Omaha Corp. , Class A
(a)
.............. 49,909 582,937
a
Metals & Mining  —  3 .2%
Alpha Metallurgical Resources, Inc.
(a)
.......... 4,425 908,320
Commercial Metals Co. .................... 11,447 703,189
Constellium SE , Class A
(a)
.................. 45,558 1,119,816
Kaiser Aluminum Corp. .................... 8,477 1,021,563
SSR Mining, Inc.
(a)
....................... 34,186 1,005,069
Worthington Steel, Inc. .................... 19,824 601,658
5,359,615
a
Multi-Utilities  —  1 .3%
Black Hills Corp. ........................ 11,104 770,729
Northwestern Energy Group, Inc. ............. 11,640 767,541
Unitil Corp. ............................ 14,057 734,338
2,272,608
a
Oil, Gas & Consumable Fuels  —  5 .8%
Ardmore Shipping Corp. ................... 56,810 866,353
California Resources Corp. ................. 13,288 919,795
Clean Energy Fuels Corp.
(a)
................. 252,308 625,724
Magnolia Oil & Gas Corp. , Class A ............ 26,533 837,647
Nordic American Tankers Ltd. ............... 212,263 1,243,861
Par Pacific Holdings, Inc.
(a)
................. 19,057 1,193,730
Peabody Energy Corp. .................... 37,939 1,250,090
SandRidge Energy, Inc. ................... 55,754 909,348
Scorpio Tankers, Inc. ..................... 13,098 977,897
Vitesse Energy, Inc. ...................... 25,127 456,306
World Kinect Corp. ....................... 24,729 570,498
9,851,249
a
Passenger Airlines  —  0 .3%
SkyWest, Inc.
(a)
......................... 5,503 505,340
a
Personal Care Products  —  0 .7%
Medifast, Inc.
(a) (b)
........................ 47,602 485,064
Nu Skin Enterprises, Inc. , Class A ............. 55,078 400,968
USANA Health Sciences, Inc.
(a)
.............. 21,028 367,359
1,253,391
a
Pharmaceuticals  —  1 .2%
Amphastar Pharmaceuticals, Inc.
(a)
............ 21,859 428,218
Innoviva, Inc.
(a)
......................... 32,718 762,330
Security Shares Value
a
Pharmaceuticals (continued)
Supernus Pharmaceuticals, Inc.
(a)
............. 14,631 $ 756,276
1,946,824
a
Professional Services  —  0 .5%
ICF International, Inc. ..................... 6,809 444,559
Upwork, Inc.
(a)
.......................... 43,478 476,519
921,078
a
Retail REITs  —  1 .2%
Acadia Realty Trust ...................... 33,572 641,897
InvenTrust Properties Corp. ................. 22,576 687,665
Kite Realty Group Trust .................... 28,928 710,182
2,039,744
a
Semiconductors & Semiconductor Equipment  —  2 .7%
Axcelis Technologies, Inc.
(a)
................. 8,266 769,399
Diodes, Inc.
(a)
.......................... 12,127 827,789
Photronics, Inc.
(a)
........................ 29,119 1,176,699
Ultra Clean Holdings, Inc.
(a)
................. 27,543 1,712,624
4,486,511
a
Software  —  1 .7%
Adeia, Inc. ............................ 43,892 1,054,725
I3 Verticals, Inc. , Class A
(a) (b)
................ 21,240 474,926
Mitek Systems, Inc.
(a)
..................... 65,041 878,054
OneSpan, Inc. .......................... 44,155 464,952
2,872,657
a
Specialized REITs  —  0 .4%
Farmland Partners, Inc. ................... 59,903 672,711
a
Specialty Retail  —  4 .2%
Academy Sports & Outdoors, Inc. ............. 12,327 695,859
American Eagle Outfitters, Inc. ............... 51,015 851,951
Arko Corp. ............................ 132,027 734,070
Asbury Automotive Group, Inc.
(a)
.............. 2,654 518,618
Caleres, Inc. ........................... 44,489 468,914
Genesco, Inc.
(a)
......................... 20,678 599,455
Lands' End, Inc.
(a) (b)
...................... 46,154 518,771
Sally Beauty Holdings, Inc.
(a)
................ 47,629 659,662
Shoe Carnival, Inc. ....................... 31,637 493,221
Signet Jewelers Ltd. ...................... 7,497 634,546
Zumiez, Inc.
(a) (b)
......................... 38,402 850,988
7,026,055
a
Textiles, Apparel & Luxury Goods  —  0 .7%
G-III Apparel Group Ltd. ................... 24,449 677,237
Oxford Industries, Inc. .................... 14,986 577,111
1,254,348
a
Trading Companies & Distributors  —  1 .3%
DNOW, Inc.
(a)
.......................... 41,729 496,992
Hudson Technologies, Inc.
(a)
................ 65,968 387,892
McGrath RentCorp ....................... 5,474 603,673
Rush Enterprises, Inc. , Class A .............. 11,501 760,331
2,248,888
a
Water Utilities  —  0 .8%
California Water Service Group .............. 14,066 637,752
Consolidated Water Co. Ltd. ................ 19,842 657,167
1,294,919
a
Total Long-Term Investments — 98.5%
(Cost: $ 163,067,665 ) .............................. 166,461,991

iShares
®
US Small Cap Value Factor ETF
Schedule of Investments
(continued)
March 31, 2026
(Percentages shown are based on Net Assets)
11
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  6 .0%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.77%
(c) (d) (e)
..................... 7,942,910 $ 7,944,499
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.62%
(c) (d)
........................... 2,256,699 2,256,699
a
Total Short-Term Securities — 6.0%
(Cost: $ 10,201,863 ) ............................... 10,201,198
Security Value
Total Investments — 104 .5%
(Cost: $ 173,269,528 ) .............................. $ 176,663,189
Liabilities in Excess of Other Assets — ( 4 .5 ) % ............. (7,670,555)
Net Assets — 100.0% ............................... $ 168,992,634
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended March 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/26
  Shares Held
at 03/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 1,845,632 $ 6,100,820
(a)
$ — $ (911) $ (1,042) $ 7,944,499 7,942,910 $ 95,960
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ...... 3,416,923 — (1,160,224)
(a)
— — 2,256,699 2,256,699 57,931 —
$ — $ (911) $ (1,042)
$ 10,201,198
$ 153,891 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Micro E-Mini Russell 2000 Index ............................................................ 40 06/18/26 $ 502 $ 925

Schedule of Investments
(continued)
March 31, 2026
iShares
®
US Small Cap Value Factor ETF
12
2026
iShares Annual Financial Statements and Additional Information
Balances Reported in the Statements of Assets and Liabilities for OTC Derivatives
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Equity Swap Contracts
Reference Entity Counterparty Notional Amount
Termination
Date Spread Reference Rate
Payment
Frequency
Value/Unrealized
Appreciation
(Depr e ciation)
Long Contracts
(a)
BankUnited, Inc. .................... Goldman Sachs Bank USA USD 410,979  08/18/26 0.40% 1D FEDL01 Monthly $ 20,343
BankUnited, Inc. .................... HSBC Bank PLC 41,612  02/09/28 0.40% 1D OBFR01 Monthly 252
Banner Corp. ...................... BNP Paribas 3,846  08/19/27 0.20% 1D OBFR01 Monthly 98
Beacon Financial Corp. ................ HSBC Bank PLC 29,406  02/09/28 0.40% 1D OBFR01 Monthly 804
Customers Bancorp, Inc. ............... JPMorgan Chase Bank NA 4,106  02/09/27 0.40% 1D OBFR01 Monthly 128
National Bank Holdings Corp. , Class A ..... JPMorgan Chase Bank NA 4,384  02/09/27 0.40% 1D OBFR01 Monthly 119
OFG Bancorp ...................... Merrill Lynch International 43,347  02/15/28 0.40% 1D OBFR01 Monthly 1,280
Pathward Financial, Inc. ............... Goldman Sachs Bank USA 424,093  08/18/26 0.40% 1D FEDL01 Monthly (3,908)
Pathward Financial, Inc. ............... HSBC Bank PLC 32,708  02/09/28 0.40% 1D OBFR01 Monthly (317)
Provident Financial Services, Inc. ......... Goldman Sachs Bank USA 389,984  08/18/26 0.40% 1D FEDL01 Monthly 15,124
Provident Financial Services, Inc. ......... Merrill Lynch International 37,356  02/15/28 0.40% 1D OBFR01 Monthly 1,388
S&T Bancorp, Inc. ................... Merrill Lynch International 20,579  02/15/28 0.40% 1D OBFR01 Monthly 796
WaFd, Inc. ........................ BNP Paribas 36,809  08/19/27 0.20% 1D OBFR01 Monthly 463
WaFd, Inc. ........................ Goldman Sachs Bank USA 371,520  08/18/26 0.40% 1D FEDL01 Monthly 5,280
Total long positions of equity swaps 41,850
Net dividends and financing fees (2,638)
Total equity swap contracts including dividends and financing fees $ 39,212
(a)
The Fund receives the total return on a reference entity and pays a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying position.
Description
Swap Premiums
Paid
Swap Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation
OTC Swaps ................................................................ $ — $ — $ 46,075 $ (6,863)
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 925 $ — $ — $ — $ 925
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums paid .. — — 46,075 — — — 46,075
$ — $ — $ 47,000 $ — $ — $ — $ 47,000
Liabilities — Derivative Financial Instruments
Swaps - OTC
Unrealized depreciation on OTC swaps; Swap premiums received $ — $ — $ 6,863 $ — $ — $ — $ 6,863
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

iShares
®
US Small Cap Value Factor ETF
Schedule of Investments
(continued)
March 31, 2026
13
Schedule of Investments
For the period ended March 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments – Offsetting as of Period End
The Fund’s derivative assets and liabilities (by type) were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts ................................. $ — $ — $ 37,460 $ — $ — $ — $ 37,460
Swaps ........................................ — — (85,147) — — — (85,147)
$ — $ — $ (47,687) $ — $ — $ — $ (47,687)
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts ................................. $ — $ — $ 4,687 $ — $ — $ — $ 4,687
Swaps ........................................ — — 78,455 — — — 78,455
$ —
$ — $ 83,142 $ — $ — $ — $ 83,142
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 383,769
Equity Swaps:
Average notional value - long ............................................................................................ $ 667,273
a
Assets Liabilities
Derivative Financial Instruments:
Futures contracts ............................................................................... $ 15,509  $ —
Swaps — OTC
(a)
............................................................................... 46,075  6,863
Total derivative assets and liabilities in the Statements of Assets and Liabilities ....................................... $ 61,584  $ 6,863
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”) ....................................
(15,509) —
Total derivative assets and liabilities subject to an MNA ....................................................... $ 46,075  $ 6,863
(a)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Statements of Assets and Liabilities.
The following table presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
a a a a a a
Counterparty
Derivative Assets
Subject to an MNA
by Counterparty
Derivatives Available
for Offset
(a)
Non-Cash
Collateral
Received
(b)
Cash
Collateral
Received
(b)
Net Amount
of Derivative
Assets
(c)
BNP Paribas ........................................ $ 561 $ — $ — $ — $ 561
Goldman Sachs Bank USA .............................. 40,747 (3,908) — — 36,839
HSBC Bank PLC ..................................... 1,056 (317) — — 739
JPMorgan Chase Bank NA .............................. 247 — — — 247
Merrill Lynch International ............................... 3,464 — — — 3,464
$ 46,075 $ (4,225) $ — $ — $ 41,850
a a a a a
Counterparty
Derivative Liabilities
Subject to an MNA
by Counterparty
Derivatives Available
for Offset
(a)
Non-Cash
Collateral
Pledged
(b)
Cash
Collateral
Pledged
(b)
Net Amount
of Derivative
Liabilities
(d)
Goldman Sachs Bank USA .............................. $ 3,908 $ (3,908) $ — $ — $ —
HSBC Bank PLC ..................................... 317 (317) — — —
$ 4,225 $ (4,225) $ — $ — $ —
(a)
The amount of derivatives available for offset is limited to the amount of derivatives assets and/or liabilities that are subject to an MNA.
(b)
Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)
Net amount represents the net amount receivable from the counterparty in the event of default.
(d)
Net amount represents the net amount payable due to the counterparty in the event of default.

Schedule of Investments
(continued)
March 31, 2026
iShares
®
US Small Cap Value Factor ETF
14
2026
iShares Annual Financial Statements and Additional Information
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 166,461,991  $ —  $ —  $ 166,461,991
Short-Term Securities
Money Market Funds ...................................... 10,201,198  —  —  10,201,198
$ 176,663,189  $ —  $ —  $ 176,663,189
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 925  $ 46,075  $ —  $ 47,000
Liabilities
Equity Contracts ........................................... —  (6,863) —  (6,863)
$ 925  $ 39,212  $ —  $ 40,137
(a)
Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

15
Statements of Assets and Liabilities
Statements of Assets and Liabilities
March 31, 2026
See notes to financial statements.
iShares
Texas Equity ETF
iShares
US Small Cap Value
Factor ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
.................................................................... $ 15,776,253  $ 166,461,991
Investments, at value — affiliated
(c)
....................................................................... 73,675  10,201,198
Cash pledged:
Futures contracts ................................................................................. 5,000  44,000
Receivables:
Securities lending income — affiliated ................................................................... 14  79,749
Dividends — unaffiliated ............................................................................ 6,578  117,844
Dividends — affiliated .............................................................................. 128  9,425
Variation margin on futures contracts .................................................................... 1,802  15,509
Unrealized appreciation on:
OTC swaps ..................................................................................... —  46,075
Total assets ......................................................................................
15,863,450  176,975,791
LIABILITIES
Collateral on securities loaned .......................................................................... 31,283  7,947,621
Payables:
Investment advisory fees ............................................................................ 2,609  28,673
Unrealized depreciation on:
OTC swaps ..................................................................................... —  6,863
Total liabilities .....................................................................................
33,892  7,983,157
Commitments and contingent liabilities
NET ASSETS .....................................................................................
$ 15,829,558  $ 168,992,634
NET ASSETS CONSIST OF:
Paid-in capital ..................................................................................... $ 13,775,181  $ 178,924,217
Accumulated earnings (loss) ........................................................................... 2,054,377  (9,931,583)
NET ASSETS .....................................................................................
$ 15,829,558  $ 168,992,634
NET ASSET VALUE
Shares outstanding ................................................................................. 520,000  4,700,000
Net asset value .................................................................................... $ 30.44  $ 35.96
Shares authorized .................................................................................. Unlimited Unlimited
Par value ........................................................................................ None None
(a)
Securities loaned, at value .......................................................................... $ 33,778  $ 7,786,232
(b)
Investments, at cost — unaffiliated ..................................................................... $ 13,543,800  $ 163,067,665
(c)
Investments, at cost — affiliated ....................................................................... $ 73,675  $ 10,201,863

16
2026
iShares Annual Financial Statements and Additional Information
Statements of Operations
Year Ended March 31, 2026
See notes to financial statements.
iShares
Texas Equity ETF
(a)
iShares
US Small Cap Value
Factor ETF
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................ $ 189,713  $ 2,614,815
Dividends — affiliated .............................................................................. 1,017  57,931
Interest — unaffiliated .............................................................................. 9  2,191
Securities lending income — affiliated — net ............................................................... 47  95,960
Foreign taxes withheld ............................................................................. —  (4,000)
Total investment income ..............................................................................
190,786  2,766,897
EXPENSES
Investment advisory ............................................................................... 20,242  252,022
Interest expense ................................................................................. 3  411
Total expenses .................................................................................... 20,245  252,433
Net investment income ...............................................................................
170,541  2,514,464
—  —
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated ......................................................................... (177,525) 488,657
Investments — affiliated ........................................................................... (11) (911)
Futures contracts ............................................................................... (1,454) 37,460
In-kind redemptions — unaffiliated
(b)
................................................................... 488,670  4,903,267
Swaps   ...................................................................................... —  (85,147)
309,680  5,343,326
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ......................................................................... 2,232,453  13,121,494
Investments — affiliated ........................................................................... —  (1,042)
Futures contracts ............................................................................... 113  4,687
Swaps   ...................................................................................... —  78,455
2,232,566  13,203,594
Net realized and unrealized gain ........................................................................
2,542,246  18,546,920
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............................................
$ 2,712,787  $ 21,061,384
(a)
For the period from June 23, 2025 (commencement of operations) to March 31, 2026.
(b)
See Note 2 of the Notes to Financial Statements.

17
Statements of Changes in Net Assets
Statements of Changes in Net Assets
See notes to financial statements.
iShares
Texas Equity ETF
iShares
US Small Cap Value Factor ETF
Period From
06/23/25
(a)
to 03/31/26
Year Ended
03/31/26
Year Ended
03/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ........................................................... $ 170,541  $ 2,514,464  $ 3,016,800
Net realized gain ............................................................... 309,680  5,343,326  1,742,077
Net change in unrealized appreciation (depreciation) ....................................... 2,232,566  13,203,594  (13,686,312)
Net increase (decrease) in net assets resulting from operations ..................................
2,712,787  21,061,384  (8,927,435)
DISTRIBUTIONS TO SHAREHOLDERS
(b)
Decrease in net assets resulting from distributions to shareholders ................................
(169,858) (2,869,605) (1,552,574)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions ................................
13,286,629  15,836,099  68,839,241
NET ASSETS
Total increase in net assets .......................................................... 15,829,558  34,027,878  58,359,232
Beginning of period ...............................................................
—  134,964,756  76,605,524
End of period ...................................................................
$ 15,829,558  $ 168,992,634  $ 134,964,756
(a)
Commencement of operations.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

18
2026
iShares Annual Financial Statements and Additional Information
Financial Highlights
(For a share outstanding throughout each period)
See notes to financial statements.
iShares Texas
Equity ETF
Period From
06/23/25
(a)
to 03/31/26
Net asset value, beginning of period ......................................................................................
$ 25.18
Net investment income
(b)
.............................................................................................. 0 .36
Net realized and unrealized gain
(c)
........................................................................................
5 .24
Net increase from investment operations .....................................................................................
5 .60
Distributions from net investment income
(d)
.................................................................................... ( 0 .34 )
Net asset value, end of period ...........................................................................................
$ 30.44
Total Return
(e)
–
Based on net asset value ...............................................................................................
22.36%
(f)
Ratios to Average Net Assets
(g)
–
Total expenses ......................................................................................................
0 .20%
(h)
Net investment income .................................................................................................
1 .69%
(h)
Supplemental Data
Net assets, end of period (000) ...........................................................................................
$ 15,830
Portfolio turnover rate
(i)
.................................................................................................
10%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.

19
Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares US Small Cap Value Factor ETF
Year Ended
03/31/26
Year Ended
03/31/25
Year Ended
03/31/24
Year Ended
03/31/23
Year Ended
03/31/22
Net asset value, beginning of year ........................
$ 29.99  $ 30.64  $ 26.61  $ 30.68  $ 30.56
Net investment income
(a)
.............................. 0 .66  0 .79  0 .70  0 .68  0 .57
Net realized and unrealized gain (loss)
(b)
....................
6 .21  ( 1 .00 ) 4 .01  ( 4 .03 ) 0 .28
Net increase (decrease) from investment operations .............
6 .87  ( 0 .21 ) 4 .71  ( 3 .35 ) 0 .85
Distributions from net investment income
(c)
.................... ( 0 .90 ) ( 0 .44 ) ( 0 .68 ) ( 0 .72 ) ( 0 .73 )
Net asset value, end of year ............................
$ 35.96
(d)
$ 29.99  $ 30.64  $ 26.61  $ 30.68
Total Return
(e)
– – – – –
Based on net asset value ...............................
23.11%
(d)
( 0 .67 ) % 17.93% (10.95) % 2 .79%
Ratios to Average Net Assets
(f)
– – – – –
Total expenses ......................................
0 .20% 0 .20% 0 .22% 0 .30% 0 .30%
Total expenses after fees waived ..........................
0 .20% 0 .20% 0 .20% 0 .20% 0 .20%
Net investment income .................................
2 .00% 2 .50% 2 .54% 2 .39% 1 .84%
Supplemental Data
Net assets, end of year (000) .............................
$ 168,993  $ 134,965  $ 76,606  $ 97,130  $ 179,498
Portfolio turnover rate
(g)
.................................
125% 8% 55% 71% 13%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
For financial reporting purposes, the market value of certain investments were adjusted as of report date. Accordingly, the NAV per share and total return performance based on NAV presented herein are different than the information previously published on March 31, 2026.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Portfolio turnover rate excludes in-kind transactions, if any.

Notes to Financial Statements
20
2026
iShares Annual Financial Statements and Additional Information
1. Organization
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Taxes:  Certain Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of March 31, 2026, if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash:  The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income, and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting: The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each
Fund’s financial statements.
iShares ETF
Diversification
Classification
Texas Equity
(a)
.............................................................................................................. Non Diversified
US Small Cap Value Factor .................................................................................................... Diversified
(a)
The Fund commenced operations on June 23, 2025.

Notes to Financial Statements
( continued)
21
Notes to Financial Statements
Recent Accounting Standard: The Funds adopted Financial Accounting Standards Board Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax
Disclosures (“ASU 2023-09”) during the period. ASU 2023-09 enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The
Funds' adoption of the new standard did not have a material impact on financial statement disclosures and did not affect each Fund’s financial position or results of operations.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments (except ETF options, equity index options or those that are customized) traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation or last available bid (long positions) or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Securities and Other Investments
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or

Notes to Financial Statements
(continued)
22
2026
iShares Annual Financial Statements and Additional Information
excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. Derivative Financial Instruments
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair
Value
(a)
Net Amount
(b)
Texas Equity
HSBC Bank PLC ............................................ $ 1,567  $ (1,567) $ —  $ —
J.P. Morgan Securities LLC ..................................... 1,598  (1,598) —  —
UBS AG .................................................. 3,431  (3,182) —  249
Wells Fargo Securities LLC ..................................... 27,182  (24,756) —  2,426
$ 33,778  $ (31,103)
$ —
$ 2,675
a
US Small Cap Value Factor
Barclays Bank PLC ........................................... 1,143,906  (1,143,906) —  —
BNP Paribas SA ............................................. 996,063  (996,063) —  —
BofA Securities, Inc. .......................................... 346,358  (346,358) —  —
Citigroup Global Markets, Inc. .................................... 30,394  (29,044) —  1,350
Goldman Sachs International .................................... 193,960  (193,960) —  —
HSBC Bank PLC ............................................ 203,879  (203,879) —  —
Jefferies LLC ............................................... 508,266  (507,645) —  621
Morgan Stanley ............................................. 2,253,594  (2,253,594) —  —
National Financial Services LLC .................................. 2,109,812  (2,109,812) —  —
$ 7,786,232  $ (7,784,261)
$ —
$ 1,971
a
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Funds’ Statements of Assets and Liabilities.
(b)
The market value of the loaned securities is determined as of March 31, 2026. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

Notes to Financial Statements
( continued)
23
Notes to Financial Statements
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the over-the-counter ("OTC")
market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statements of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statements of Assets and Liabilities. Payments received or paid are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds' basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
Equity swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Equity swaps are designed to function as direct economic investments in long or short equity positions. This means that the Fund will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation
(depreciation), corporate actions and dividends received and paid. Equity swaps incur interest charges and credits (“financing fees”) related to the notional value of the position. These interest charges and credits are based on a specified benchmark rate plus or minus a spread.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statements of Assets and
Liabilities.  Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help mitigate its counterparty risk, a Fund may enter into an International
Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master
Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.
For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by a fund and the counterparty.
Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of
Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparty are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, each Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of
Assets and Liabilities.
6. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee of 0.20%, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund.

Notes to Financial Statements
(continued)
24
2026
iShares Annual Financial Statements and Additional Information
Distributor:  BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A.
(“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds:
Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash
Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock
Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares
ETF Complex in that calendar year exceeds a specific threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year
84% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the period ended March 31, 2026, the Funds paid BTC the following amounts for securities lending agent services:
Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by
Rule 17a-7.
For the period ended March 31, 2026, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
iShares ETF Amounts
Texas Equity ............................................................................................................... $ 16
US Small Cap Value Factor .................................................................................................... 23,961
iShares ETF Purchases Sales
Net Realized
Gain (Loss)
US Small Cap Value Factor ................................................................
$ 464,667 $ 3,526,724 $ 1,327,694

Notes to Financial Statements
( continued)
25
Notes to Financial Statements
7. Purchases and Sales
For the period ended March 31, 2026, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the period ended March 31, 2026, in-kind transactions were as follows:
8. Income Tax Information
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of March 31, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of March 31, 2026, permanent differences attributable to realized gains (losses) from in-kind redemptions were reclassified to the following accounts:
The tax character of distributions paid was as follows:
As of March 31, 2026, the tax components of accumulated earnings (loss) were as follows:
iShares ETF Purchases Sales
Texas Equity ........................................................................................... $ 1,297,349  $ 2,509,112
US Small Cap Value Factor ................................................................................ 157,724,721  155,494,875
iShares ETF In-kind Purchases In-kind Sales
Texas Equity ........................................................................................... $ 16,618,704  $ 2,172,803
US Small Cap Value Factor ................................................................................ 104,129,367  89,734,990
iShares ETF Paid-in Capital
Accumulated
Earnings (Loss)
Texas Equity ............................................................................................. $ 488,552 $ (488,552)
US Small Cap Value Factor .................................................................................. 4,886,280 (4,886,280)
iShares ETF
Year Ended
03/31/26
Year Ended
03/31/25
Texas Equity
(a)
Ordinary income ........................................................................................... $ 169,858 $ —
US Small Cap Value Factor
Ordinary income ........................................................................................... $ 2,869,605 $ 1,552,574
(a)
The Fund commenced operations on June 23, 2025.
iShares ETF
Undistributed
Ordinary Income
Non-Expiring Capital
Loss Carryforwards
(a)
Net Unrealized Gains
(Losses)
(b)
Total
Texas Equity .........................................................
$ 683 $ (169,519) $ 2,223,213 $ 2,054,377
US Small Cap Value Factor ..............................................
204,018 (13,396,577) 3,260,976 (9,931,583)
(a)
Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain futures contracts and the accounting for swap agreements.

Notes to Financial Statements
(continued)
26
2026
iShares Annual Financial Statements and Additional Information
For the year ended March 31, 2026, the iShares US Small Cap Value Factor ETF utilized $170,443 of its capital loss carryforwards.
As of March 31, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries.
A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/
or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Texas Equity .................................................... $ 13,626,715  $ 2,853,894  $ (630,681) $ 2,223,213
US Small Cap Value Factor ......................................... 173,402,213  14,620,802  (11,359,826) 3,260,976

Notes to Financial Statements
( continued)
27
Notes to Financial Statements
Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
The Funds invest a significant portion of their assets in issuers located in a single state or limited number of states, When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political or social conditions affecting that state or group of states could have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
10. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or
Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized
Participant, each Fund’s custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund
Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or
Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
11. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Year Ended
03/31/26
Year Ended
03/31/25
iShares ETF Shares Amount Shares Amount
Texas Equity
(a)
Shares sold ......................................................... 640,000  $ 16,668,661  —  $ —
Shares redeemed ..................................................... (120,000) (3,382,032) —  —
520,000  $ 13,286,629  —  $ —
US Small Cap Value Factor
Shares sold ......................................................... 3,050,000  $ 109,847,885  2,750,000  $ 91,804,488
Shares redeemed ..................................................... (2,850,000) (94,011,786) (750,000) (22,965,247)
200,000  $ 15,836,099  2,000,000  $ 68,839,241
(a)
The Fund commenced operations on June 23, 2025.

Report of Independent Registered Public Accounting Firm
28
2026
iShares Annual Financial Statements and Additional Information
To the Board of Trustees of iShares Trust and Shareholders of each of the two funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (two of the funds constituting iShares Trust, hereafter collectively referred to as the "Funds") as of March 31, 2026, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of March 31, 2026, the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the
PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of March 31, 2026 by correspondence with the custodian, transfer agent and brokers. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
May 22, 2026
We have served as the auditor of one or more BlackRock investment companies since 2000.
  iShares Texas Equity ETF
(1)
  iShares US Small Cap Value Factor ETF
(2)
(1)
Statement of operations and statement of changes in net assets for the period June 23, 2025 (commencement of operations) through March 31, 2026
(2)
Statement of operations for the year ended March 31, 2026 and statement of changes in net assets for each of the two years in the period ended March 31, 2026

Important Tax Information
(unaudited)
29
Important Tax Information
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended March 31, 2026 :
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified business income for individuals for the fiscal year ended March 31, 2026 :
The following percentages, or maximum percentages allowable by law, of ordinary income distributions paid during the fiscal year ended March 31, 2026 qualified for the dividends-received deduction for corporate shareholders:
iShares ETF
Qualified Dividend
Income
Texas Equity ............................................................................................................... $ 179,154
US Small Cap Value Factor .................................................................................................... 2,183,126
iShares ETF
Qualified Business
Income
Texas Equity ............................................................................................................... $ 7,710
US Small Cap Value Factor .................................................................................................... 109,554
iShares ETF
Dividends-Received
Deduction
Texas Equity ............................................................................................................... 100 .00%
US Small Cap Value Factor .................................................................................................... 86 .58

Additional Information
30
2026
iShares Annual Financial Statements and Additional Information
Premium/Discount Information
Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com .
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
Go to icsdelivery.com .
If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA’s investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com .

Glossary of Terms Used in these Financial Statements
31
Glossary of Terms Used in these Financial Statements
Portfolio Abbreviation
FEDL01 USD - 1D Overnight Fed Funds Effective Rate
NVS Non-Voting Shares
OBFR01 USD - 1D Overnight Bank Funding Rate
REIT Real Estate Investment Trust

Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by FTSE Russell, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7
Item 9 – Proxy Disclosures for Open-End Management Investment Companies – See Item 7
Item 10 – Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7
Item 11 – Statement Regarding Basis for Approval of Investment Advisory Contract – Not Applicable
Item 12 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 13 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable
Item 14 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 15 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.
Item 16 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 17 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies –Not Applicable
Item 18 – Recovery of Erroneously Awarded Compensation – Not Applicable
Item 19 – Exhibits attached hereto
              (a)(1) Code of Ethics – See Item 2
              (a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable
              (a)(3) Section 302 Certifications are attached
(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable
(a)(5) Change in registrant’s independent public accountant – Not Applicable
(b) Section 906 Certifications are attached
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:     /s/ Jessica Tan____________________
Jessica Tan
President (principal executive officer) of
          iShares Trust

Date: May 22, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ Jessica Tan____________________
Jessica Tan
President (principal executive officer) of
          iShares Trust

Date: May 22, 2026

By:     /s/ Trent Walker___________________
          Trent Walker
Treasurer and Chief Financial Officer (principal financial officer) of
iShares Trust

Date: May 22, 2026